UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Lawrence B. Stoller

Vice President, Secretary, and Chief Legal Officer

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2022

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Convertible Fund	Income Fund
Core Fixed Income Fund	Inflation Focused Fund
Core Plus Bond Fund	Short Duration Core Bond Fund
Corporate Bond Fund	Short Duration Income Fund
Floating Rate Fund	Total Return Fund
High Yield Fund	Ultra Short Bond Fund

For the six-month period ended May 31, 2022

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

27	Convertible Fund

32	Core Fixed Income Fund

50	Core Plus Bond Fund

79	Corporate Bond Fund

88	Floating Rate Fund

122	High Yield Fund

152	Income Fund

173	Inflation Focused Fund

228	Short Duration Core Bond Fund

251	Short Duration Income Fund

314	Total Return Fund

340	Ultra Short Bond Fund

362	Statements of Assets and Liabilities

370	Statements of Operations

376	Statements of Changes in Net Assets

384	Financial Highlights

432	Notes to Financial Statements

489	Supplemental Information to Shareholders

Lord Abbett Investment Trust
Lord Abbett Convertible Fund, Lord Abbett Core Fixed Income Fund, Lord Abbett Core Plus Bond Fund, Lord Abbett Corporate Bond Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, Lord Abbett Inflation Focused Fund, Lord Abbett Short Duration Core Bond Fund, Lord Abbett Short Duration Income Fund, Lord Abbett Total Return Fund, and Lord Abbett Ultra Short Bond Fund
Semiannual Report

For the six-month period ended May 31, 2022

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Investment Trust for the six-month period ended May 31, 2022. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Trustee, President, and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 through May 31, 2022).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/21 – 5/31/22” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Convertible Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/21	5/31/22	12/1/21 – 5/31/22
Class A
Actual	$1,000.00	$807.50	$4.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.55	$5.44
Class C
Actual	$1,000.00	$804.70	$7.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.16	$8.85
Class F
Actual	$1,000.00	$807.40	$4.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.09	$4.89
Class F3
Actual	$1,000.00	$808.80	$3.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.04	$3.93
Class I
Actual	$1,000.00	$808.10	$4.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.49	$4.48
Class P
Actual	$1,000.00	$806.50	$5.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.30	$6.69
Class R2
Actual	$1,000.00	$805.60	$6.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	$7.44
Class R3
Actual	$1,000.00	$806.10	$6.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$6.94
Class R4
Actual	$1,000.00	$806.80	$5.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.30	$5.69
Class R5
Actual	$1,000.00	$808.20	$3.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.54	$4.43
Class R6
Actual	$1,000.00	$808.80	$3.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.04	$3.93

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.08% for Class A, 1.76% for Class C, 0.97% for Class F, 0.78% for Class F3, 0.89% for Class I, 1.33% for Class P, 1.48% for Class R2, 1.38% for Class R3, 1.13% for Class R4, 0.88% for Class R5 and 0.78% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2022

Sector*	%**
Basic Materials	2.00%
Communications	16.96%
Consumer, Cyclical	9.40%
Consumer, Non-cyclical	28.73%
Energy	9.70%
Financial	0.92%
Sector*	%**
Industrial	6.65%
Technology	18.00%
Utilities	3.19%
Repurchase Agreements	4.45%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Core Fixed Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/21	5/31/22	12/1/21 – 5/31/22
Class A
Actual	$1,000.00	$907.20	$2.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class C
Actual	$1,000.00	$904.70	$5.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.90	$6.09
Class F
Actual	$1,000.00	$908.50	$2.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class F3
Actual	$1,000.00	$909.30	$1.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.44	$1.51
Class I
Actual	$1,000.00	$908.20	$1.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.24	$1.72
Class R2
Actual	$1,000.00	$905.40	$4.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$4.94
Class R3
Actual	$1,000.00	$905.80	$4.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.54	$4.43
Class R4
Actual	$1,000.00	$906.80	$2.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.79	$3.18
Class R5
Actual	$1,000.00	$908.10	$1.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.04	$1.92
Class R6
Actual	$1,000.00	$908.30	$1.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.44	$1.51

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.58% for Class A, 1.21% for Class C, 0.48% for Class F, 0.30% for Class F3, 0.34% for Class I, 0.98% for Class R2, 0.88% for Class R3, 0.63% for Class R4, 0.38% for Class R5 and 0.30% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2022

Sector*	%**
Asset Backed Securities	13.98%
Basic Materials	1.04%
Communications	2.50%
Consumer, Cyclical	0.94%
Consumer, Non-cyclical	1.60%
Energy	3.37%
Financial	11.87%
Sector*	%**
Government	38.01%
Industrial	1.01%
Mortgage Securities	21.51%
Technology	1.45%
Utilities	2.37%
Repurchase Agreements	0.35%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Core Plus Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/21	5/31/22	12/1/21 – 5/31/22
Class A
Actual	$1,000.00	$905.10	$3.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class C
Actual	$1,000.00	$902.90	$6.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.30	$6.69
Class F
Actual	$1,000.00	$906.10	$2.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class F3*
Actual	$1,000.00	$907.10	$1.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.04	$1.92
Class I
Actual	$1,000.00	$906.00	$2.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class R3
Actual	$1,000.00	$904.40	$4.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$4.94
Class R4
Actual	$1,000.00	$905.50	$3.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.29	$3.68
Class R5
Actual	$1,000.00	$906.10	$2.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.74	$2.22
Class R6*
Actual	$1,000.00	$906.50	$1.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.04	$1.92

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.68% for Class A, 1.33% for Class C, 0.58% for Class F, 0.38% for Class F3, 0.48% for Class I, 0.98% for Class R3, 0.73% for Class R4, 0.44% for Class R5 and 0.38% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.39% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$1.85	$1.97
Class R6	$1.85	$1.97

Portfolio Holdings Presented by Sector

May 31, 2022

Sector*	%**
Asset Backed Securities	12.27%
Basic Materials	2.74%
Capital Goods	0.05%
Communications	3.21%
Consumer, Cyclical	3.62%
Consumer, Non-cyclical	3.60%
Energy	4.35%
Financial	17.09%
Food/Tobacco	0.11%
Sector*	%**
Government	24.55%
Health Care	0.57%
Industrial	1.66%
Mortgage Securities	19.03%
Producer Durables	0.41%
Technology	2.26%
Utilities	2.22%
Repurchase Agreements	2.26%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Corporate Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/21	5/31/22	12/1/21 – 5/31/22
Class A
Actual	$1,000.00	$876.60	$3.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class C
Actual	$1,000.00	$874.60	$6.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.25	$6.74
Class F
Actual	$1,000.00	$878.20	$2.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class F3
Actual	$1,000.00	$877.70	$2.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.74	$2.22
Class I
Actual	$1,000.00	$878.40	$2.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class R2
Actual	$1,000.00	$874.90	$5.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.55	$5.44
Class R3
Actual	$1,000.00	$876.20	$4.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$4.94
Class R4
Actual	$1,000.00	$876.40	$3.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.29	$3.68
Class R5
Actual	$1,000.00	$877.50	$2.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class R6
Actual	$1,000.00	$877.70	$2.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.74	$2.22

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.68% for Class A, 1.34% for Class C, 0.58% for Class F, 0.44% for Class F3, 0.48% for Class I, 1.08% for Class R2, 0.98% for Class R3, 0.73% for Class R4, 0.48% for Class R5 and 0.44% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2022

Sector*	%**
Basic Materials	1.89%
Communications	6.91%
Consumer, Cyclical	3.68%
Consumer, Non-cyclical	5.47%
Energy	11.39%
Financial	40.20%
Sector*	%**
Government	3.30%
Industrial	3.15%
Technology	7.64%
Utilities	14.16%
Repurchase Agreements	2.21%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Floating Rate Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/21	5/31/22	12/1/21 – 5/31/22
Class A
Actual	$1,000.00	$979.10	$3.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.04	$3.93
Class C
Actual	$1,000.00	$977.30	$6.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.09
Class F
Actual	$1,000.00	$979.60	$3.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.59	$3.38
Class F3
Actual	$1,000.00	$980.40	$2.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.34	$2.62
Class I
Actual	$1,000.00	$981.40	$2.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.09	$2.87
Class R2
Actual	$1,000.00	$977.20	$5.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.05	$5.94
Class R3
Actual	$1,000.00	$977.70	$5.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.55	$5.44
Class R4
Actual	$1,000.00	$978.90	$4.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.79	$4.18
Class R5
Actual	$1,000.00	$980.20	$2.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class R6
Actual	$1,000.00	$980.40	$2.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.34	$2.62

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.78% for Class A, 1.41% for Class C, 0.67% for Class F, 0.52% for Class F3, 0.57% for Class I, 1.18% for Class R2, 1.08% for Class R3, 0.83% for Class R4, 0.58% for Class R5 and 0.52% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2022

Sector*	%**
Aerospace	0.35%
Asset Backed Securities	0.87%
Basic Materials	1.64%
Communications	10.95%
Consumer Non-Durables	0.27%
Consumer, Cyclical	15.63%
Consumer, Non-cyclical	18.27%
Energy	5.95%
Financial	9.18%
Food/Tobacco	0.42%
Gaming/Leisure	0.29%
Sector*	%**
Housing	0.27%
Industrial	8.01%
Manufacturing	0.69%
Metals/Minerals	0.00	%(a)
Retail	0.18%
Service	0.51%
Technology	19.65%
Transportation	0.41%
Utilities	1.53%
Repurchase Agreements	4.93%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Amount Less than 0.1%.

High Yield Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/21	5/31/22	12/1/21 – 5/31/22
Class A
Actual	$1,000.00	$923.00	$4.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.49	$4.48
Class C
Actual	$1,000.00	$919.70	$7.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.40	$7.59
Class F
Actual	$1,000.00	$923.40	$3.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.99	$3.98
Class F3
Actual	$1,000.00	$924.80	$2.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.99	$2.97
Class I
Actual	$1,000.00	$924.40	$3.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.49	$3.48
Class P
Actual	$1,000.00	$919.60	$5.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.30	$5.69
Class R2
Actual	$1,000.00	$921.80	$6.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.50	$6.49
Class R3
Actual	$1,000.00	$922.20	$5.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.00	$5.99
Class R4
Actual	$1,000.00	$922.80	$4.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.24	$4.73
Class R5
Actual	$1,000.00	$924.40	$3.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.49	$3.48
Class R6
Actual	$1,000.00	$924.90	$2.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.99	$2.97

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.89% for Class A, 1.51% for Class C, 0.79% for Class F, 0.59% for Class F3, 0.69% for Class I, 1.13% for Class P, 1.29% for Class R2, 1.19% for Class R3, 0.94% for Class R4, 0.69% for Class R5 and 0.59% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2022

Sector*	%**
Asset Backed Securities	3.34%
Automotive	0.63%
Basic Materials	10.28%
Communications	5.12%
Consumer, Cyclical	23.75%
Consumer, Non-cyclical	16.43%
Energy	14.79%
Sector*	%**
Financial	9.47%
Industrial	8.61%
Service	0.23%
Technology	3.19%
Transportation	0.41%
Utilities	3.75%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/21	5/31/22	12/1/21 – 5/31/22
Class A
Actual	$1,000.00	$891.60	$3.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.24	$3.73
Class C
Actual	$1,000.00	$889.20	$6.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$6.84
Class F
Actual	$1,000.00	$892.00	$3.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.74	$3.23
Class F3
Actual	$1,000.00	$892.90	$2.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.69	$2.27
Class I
Actual	$1,000.00	$892.50	$2.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.24	$2.72
Class R2
Actual	$1,000.00	$890.60	$5.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.25	$5.74
Class R3
Actual	$1,000.00	$890.70	$4.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.75	$5.24
Class R4
Actual	$1,000.00	$891.30	$3.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.99	$3.98
Class R5
Actual	$1,000.00	$895.90	$2.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.24	$2.72
Class R6
Actual	$1,000.00	$892.90	$2.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.64	$2.32

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.74% for Class A, 1.36% for Class C, 0.64% for Class F, 0.45% for Class F3, 0.54% for Class I, 1.14% for Class R2, 1.04% for Class R3, 0.79% for Class R4, 0.54% for Class R5 and 0.46% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2022

Sector*	%**
Asset Backed Securities	10.10%
Basic Materials	6.53%
Communications	5.55%
Consumer, Cyclical	3.22%
Consumer, Non-cyclical	4.19%
Energy	12.58%
Financial	20.16%
Sector*	%**
Government	11.07%
Industrial	2.45%
Mortgage Securities	5.82%
Technology	6.47%
Utilities	8.17%
Repurchase Agreements	3.69%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Inflation Focused Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/21	5/31/22	12/1/21 – 5/31/22
Class A
Actual	$1,000.00	$998.70	$3.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.79	$3.18
Class C
Actual	$1,000.00	$994.30	$6.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.10	$6.89
Class F
Actual	$1,000.00	$999.30	$2.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.29	$2.67
Class F3
Actual	$1,000.00	$1,000.00	$1.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.09	$1.87
Class I
Actual	$1,000.00	$999.00	$2.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.79	$2.17
Class R2
Actual	$1,000.00	$996.70	$5.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.80	$5.19
Class R3
Actual	$1,000.00	$996.50	$4.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.29	$4.68
Class R4
Actual	$1,000.00	$997.70	$3.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class R5
Actual	$1,000.00	$998.90	$2.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.79	$2.17
Class R6
Actual	$1,000.00	$1,000.10	$1.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.09	$1.87

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.63% for Class A, 1.37% for Class C, 0.53% for Class F, 0.37% for Class F3, 0.43% for Class I, 1.03% for Class R2, 0.93% for Class R3, 0.68% for Class R4, 0.43% for Class R5 and 0.37% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2022

Sector*	%**
Asset Backed Securities	20.67%
Basic Materials	3.36%
Communications	2.50%
Consumer Discretionary	0.10%
Consumer, Cyclical	7.98%
Consumer, Non-cyclical	3.85%
Energy	6.25%
Financial	20.77%
Sector*	%**
Government	1.15%
Industrial	1.83%
Mortgage Securities	25.67%
Technology	2.02%
Utilities	3.75%
Repurchase Agreements	0.10%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Short Duration Core Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/21	5/31/22	12/1/21 – 5/31/22
Class A
Actual	$1,000.00	$970.20	$2.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02
Class C
Actual	$1,000.00	$966.90	$6.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.39
Class F
Actual	$1,000.00	$970.60	$2.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.44	$2.52
Class F3*
Actual	$1,000.00	$971.40	$1.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.24	$1.72
Class I
Actual	$1,000.00	$970.10	$1.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.02
Class R3
Actual	$1,000.00	$968.70	$4.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.44	$4.53
Class R4
Actual	$1,000.00	$968.90	$3.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.69	$3.28
Class R5
Actual	$1,000.00	$970.10	$1.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.02
Class R6*
Actual	$1,000.00	$971.40	$1.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.24	$1.72

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.60% for Class A, 1.27% for Class C, 0.50% for Class F, 0.34% for Class F3, 0.40% for Class I, 0.90% for Class R3, 0.65% for Class R4, 0.40% for Class R5 and 0.34% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.33% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$1.62	$1.66
Class R6	$1.62	$1.66

Portfolio Holdings Presented by Sector

May 31, 2022

Sector*	%**
Asset Backed Securities	62.20%
Basic Materials	0.98%
Communications	2.33%
Consumer, Cyclical	1.17%
Consumer, Non-cyclical	1.13%
Energy	2.78%
Financial	9.18%
Sector*	%**
Government	10.03%
Industrial	0.93%
Mortgage Securities	3.55%
Technology	1.21%
Utilities	1.36%
Repurchase Agreements	3.15%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Short Duration Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/21	5/31/22	12/1/21 – 5/31/22
Class A
Actual	$1,000.00	$968.70	$2.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class C
Actual	$1,000.00	$963.50	$6.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.80	$6.19
Class F
Actual	$1,000.00	$969.20	$2.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class F3
Actual	$1,000.00	$967.70	$1.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.39	$1.56
Class I
Actual	$1,000.00	$967.30	$1.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.04	$1.92
Class R2
Actual	$1,000.00	$966.80	$4.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$4.94
Class R3
Actual	$1,000.00	$967.30	$4.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.54	$4.43
Class R4
Actual	$1,000.00	$968.00	$3.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.79	$3.18
Class R5
Actual	$1,000.00	$968.90	$1.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.04	$1.92
Class R6
Actual	$1,000.00	$970.10	$1.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.39	$1.56

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.58% for Class A, 1.23% for Class C, 0.48% for Class F, 0.31% for Class F3, 0.38% for Class I, 0.98% for Class R2, 0.88% for Class R3, 0.63% for Class R4, 0.38% for Class R5 and 0.31% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2022

Sector*	%**
Asset Backed Securities	19.62%
Basic Materials	2.49%
Communications	2.04%
Consumer Discretionary	0.08%
Consumer, Cyclical	6.94%
Consumer, Non-cyclical	3.09%
Energy	4.83%
Financial	18.64%
Sector*	%**
Government	0.75%
Industrial	1.66%
Mortgage Securities	35.93%
Technology	1.74%
Utilities	2.11%
Repurchase Agreements	0.08%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Total Return Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/21	5/31/22	12/1/21 – 5/31/22
Class A
Actual	$1,000.00	$906.40	$3.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.69	$3.28
Class C
Actual	$1,000.00	$904.50	$6.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.39
Class F
Actual	$1,000.00	$906.90	$2.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.19	$2.77
Class F3
Actual	$1,000.00	$908.70	$1.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.19	$1.77
Class I
Actual	$1,000.00	$907.70	$1.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.89	$2.07
Class P
Actual	$1,000.00	$905.70	$4.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.44	$4.53
Class R2
Actual	$1,000.00	$904.60	$4.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.70	$5.29
Class R3
Actual	$1,000.00	$905.00	$4.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.19	$4.78
Class R4
Actual	$1,000.00	$906.20	$3.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.44	$3.53
Class R5
Actual	$1,000.00	$908.20	$2.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.69	$2.27
Class R6
Actual	$1,000.00	$907.90	$1.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.19	$1.77

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.27% for Class C, 0.55% for Class F, 0.35% for Class F3, 0.41% for Class I, 0.90% for Class P, 1.05% for Class R2, 0.95% for Class R3, 0.70% for Class R4, 0.45% for Class R5 and 0.35% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2022

Sector*	%**
Asset Backed Securities	14.88%
Basic Materials	2.37%
Communications	2.73%
Consumer, Cyclical	3.79%
Consumer, Non-cyclical	3.24%
Energy	3.65%
Financial	14.67%
Sector*	%**
Government	25.10%
Industrial	1.16%
Mortgage Securities	23.82%
Technology	1.95%
Utilities	2.42%
Repurchase Agreements	0.22%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Ultra Short Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/21	5/31/22	12/1/21 – 5/31/22
Class A
Actual	$1,000.00	$989.30	$2.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.74	$2.22
Class A1
Actual	$1,000.00	$989.80	$2.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.24	$2.72
Class F
Actual	$1,000.00	$990.60	$1.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.99	$1.97
Class F3
Actual	$1,000.00	$990.30	$1.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.73	$1.21
Class I
Actual	$1,000.00	$990.00	$1.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.49	$1.46
Class R5
Actual	$1,000.00	$990.10	$1.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.49	$1.46
Class R6
Actual	$1,000.00	$991.30	$1.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.73	$1.21

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.44% for Class A, 0.54% for Class A1, 0.39% for Class F, 0.24% for Class F3, 0.29% for Class I, 0.29% for Class R5 and 0.24% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2022

Sector*	%**
Asset Backed Securities	25.12%
Basic Materials	2.61%
Communications	1.48%
Consumer, Cyclical	5.02%
Consumer, Non-cyclical	4.51%
Energy	1.91%
Financial	37.38%
Government	3.14%
Sector*	%**
Healthcare	1.28%
Industrial	1.18%
Mortgage Securities	10.12%
Technology	1.20%
Utilities	4.49%
Repurchase Agreements	0.56%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

CONVERTIBLE FUND May 31, 2022

Investments			Shares	Fair Value
LONG-TERM INVESTMENTS 92.65%

COMMON STOCKS 1.45%

Biotechnology 0.41%
Seagen, Inc.*			32,415	$4,398,068

Health Care Providers & Services 1.04%
Anthem, Inc.			21,810	11,114,594
Total Common Stocks (cost $15,480,980)				15,512,662

	Interest Rate	Maturity Date	Principal Amount

CONVERTIBLE BONDS 83.50%

Airlines 2.23%
American Airlines Group, Inc.	6.50%	7/1/2025	$8,750,000	11,753,549
Southwest Airlines Co.	1.25%	5/1/2025	8,865,000	12,142,834
Total				23,896,383

Beverages 1.55%
MGP Ingredients, Inc.†	1.875%	11/15/2041	13,895,000	16,665,663

Biotechnology 1.50%
Insmed, Inc.	0.75%	6/1/2028	19,275,000	16,084,988

Chemicals 0.51%
Danimer Scientific, Inc.†	3.25%	12/15/2026	7,780,000	5,453,780

Commercial Services 9.69%
Block, Inc.	Zero Coupon	5/1/2026	41,645,000	34,627,300
Chegg, Inc.	Zero Coupon	9/1/2026	53,995,000	42,116,100
Chegg, Inc.	0.125%	3/15/2025	5,225,000	4,577,100
Euronet Worldwide, Inc.	0.75%	3/15/2049	8,240,000	9,086,675
FTI Consulting, Inc.	2.00%	8/15/2023	8,025,000	13,539,780
Total				103,946,955

Computers 7.57%
Lumentum Holdings, Inc.	0.50%	12/15/2026	17,335,000	18,811,154
Rapid7, Inc.	0.25%	3/15/2027	11,570,000	10,898,869
Western Digital Corp.	1.50%	2/1/2024	39,629,000	38,440,130
Zscaler, Inc.	0.125%	7/1/2025	10,525,000	13,040,475
Total				81,190,628

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Energy-Alternate Sources 5.63%
Enphase Energy, Inc.	Zero Coupon	3/1/2028	$26,340,000	$25,892,852
Green Plains, Inc.	2.25%	3/15/2027	8,295,000	10,511,901
SunPower Corp.	4.00%	1/15/2023	9,801,000	10,384,159
Sunrun, Inc.	Zero Coupon	2/1/2026	18,667,000	13,608,243
Total				60,397,155

Entertainment 5.93%
DraftKings Holdings, Inc.	Zero Coupon	3/15/2028	20,235,000	12,596,287
Live Nation Entertainment, Inc.	2.50%	3/15/2023	14,980,000	21,789,521
Marriott Vacations Worldwide Corp.	1.50%	9/15/2022	21,245,000	22,795,885
Penn National Gaming, Inc.	2.75%	5/15/2026	4,090,000	6,439,705
Total				63,621,398

Health Care-Products 3.57%
CONMED Corp.	2.625%	2/1/2024	10,810,000	15,074,545
Envista Holdings Corp.	2.375%	6/1/2025	4,960,000	10,473,040
Insulet Corp.	0.375%	9/1/2026	11,165,000	12,764,213
Total				38,311,798

Health Care-Services 1.58%
Teladoc Health, Inc.	1.25%	6/1/2027	21,870,000	16,949,250

Internet 14.31%
Airbnb, Inc.	Zero Coupon	3/15/2026	24,665,000	21,902,520
Etsy, Inc.†	0.25%	6/15/2028	12,943,000	10,179,670
Fiverr International Ltd. (Israel)(a)	Zero Coupon	11/1/2025	7,290,000	5,631,525
MakeMyTrip Ltd. (India)(a)	Zero Coupon	2/15/2028	12,962,000	13,033,291
Palo Alto Networks, Inc.	0.375%	6/1/2025	23,790,000	41,489,760
RealReal, Inc. (The)	1.00%	3/1/2028	12,305,000	6,875,248
Sea Ltd. (Singapore)(a)	0.25%	9/15/2026	22,335,000	16,997,032
Shopify, Inc. (Canada)(a)	0.125%	11/1/2025	9,605,000	8,250,695
Wayfair, Inc.	0.625%	10/1/2025	35,340,000	25,462,470
Wayfair, Inc.	1.00%	8/15/2026	4,960,000	3,677,840
Total				153,500,051

Leisure Time 0.95%
Royal Caribbean Cruises Ltd.	4.25%	6/15/2023	9,550,000	10,220,710

Machinery-Diversified 1.26%
Chart Industries, Inc.†	1.00%	11/15/2024	4,455,000	13,471,175

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Media 1.35%
Liberty Media Corp-Liberty Formula One	1.00%	1/30/2023		$8,565,000	$14,542,299

Mining 1.42%
Livent Corp.	4.125%	7/15/2025		4,075,000	15,258,838

Oil & Gas 3.79%
EQT Corp.	1.75%	5/1/2026		4,895,000	15,810,850
Pioneer Natural Resources Co.	0.25%	5/15/2025		9,170,000	24,804,850
Total					40,615,700

Pharmaceuticals 6.66%
Ascendis Pharma A/S (Denmark)†(a)	2.25%	4/1/2028		6,305,000	5,460,130
Canopy Growth Corp.†(b)	4.25%	7/15/2023	CAD	72,305,000	50,733,832
Cytokinetics, Inc.	4.00%	11/15/2026		$1,065,000	4,179,724
Dexcom, Inc.	0.75%	12/1/2023		6,075,000	11,096,884
Total					71,470,570

Semiconductors 2.07%
ON Semiconductor Corp.	Zero Coupon	5/1/2027		10,255,000	13,523,867
Wolfspeed, Inc.	1.75%	5/1/2026		4,980,000	8,690,100
Total					22,213,967

Software 5.48%
Bill.com Holdings, Inc.†	Zero Coupon	4/1/2027		16,945,000	13,437,385
Coupa Software, Inc.	0.125%	6/15/2025		18,490,000	16,030,830
Datadog, Inc.	0.125%	6/15/2025		6,815,000	8,708,365
Jamf Holding Corp.†	0.125%	9/1/2026		6,935,000	5,964,100
MongoDB, Inc.	0.25%	1/15/2026		11,005,000	14,619,148
Total					58,759,828

Telecommunications 0.79%
GDS Holdings Ltd. (China)(a)	2.00%	6/1/2025		8,795,000	8,432,206

Transportation 4.64%
CryoPort, Inc.†	0.75%	12/1/2026		25,510,000	19,323,825
Scorpio Tankers, Inc. (Monaco)†(a)	3.00%	5/15/2025		25,755,000	30,512,862
Total					49,836,687

Trucking & Leasing 1.02%
Greenbrier Cos., Inc.	2.875%	4/15/2028		10,960,000	10,987,400
Total Convertible Bonds (cost $975,043,733)					895,827,429

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2022

Investments	Dividend Rate	Shares	Fair Value
CONVERTIBLE PREFERRED STOCKS 7.70%

Commercial Banks 0.89%
Bank of America Corp.	7.25%	7,565	$9,530,236

Electric: Utilities 2.05%
NextEra Energy, Inc.	4.872%	395,967	21,999,926

Electrical Equipment 1.05%
DTE Energy Co.	6.25%	212,685	11,234,022

Health Care Equipment & Supplies 0.83%
Danaher Corp.	5.00%	6,250	8,928,500

Metals & Mining 0.55%
RBC Bearings, Inc.	5.00%	60,477	5,896,507

Semiconductors & Semiconductor Equipment 2.33%
Broadcom, Inc.	8.00%	13,720	25,035,296
Total Convertible Preferred Stocks (cost $82,376,092)			82,624,487
Total Long-Term Investments (cost $1,072,900,805)			993,964,578

		Principal Amount
SHORT-TERM INVESTMENTS 4.32%

REPURCHASE AGREEMENTS 4.32%
Repurchase Agreement dated 5/31/2022, 0.100% due 6/1/2022 with Fixed Income Clearing Corp. collateralized by $47,458,900 of U.S. Treasury Note at 2.625% due 5/31/2027; value: $47,262,373; proceeds: $46,335,776 (cost $46,335,647)		$46,335,647	46,335,647
Total Investments in Securities 96.97% (cost $1,119,236,452)			1,040,300,225
Other Assets and Liabilities – Net(c) 3.03%			32,520,922
Net Assets 100.00%			$1,072,821,147

CAD	Canadian dollar.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2022, the total value of Rule 144A securities was $171,202,422, which represents 15.96% of net assets.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CONVERTIBLE FUND May 31, 2022

Open Forward Foreign Currency Exchange Contracts at May 31, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Buy	Morgan Stanley	7/20/2022	1,482,000	$ 1,142,437	$ 1,171,378	$ 28,941
Canadian dollar	Sell	Bank of America	7/20/2022	66,250,000	52,471,715	52,364,222	107,493
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$136,434

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	Bank of America	7/20/2022	802,000	$624,579	$633,904	$(9,325)

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$15,512,662	$–	$–	$15,512,662
Convertible Bonds	–	895,827,429	–	895,827,429
Convertible Preferred Stocks	39,860,303	42,764,184	–	82,624,487
Short-Term Investments
Repurchase Agreements	–	46,335,647	–	46,335,647
Total	$55,372,965	$984,927,260	$–	$1,040,300,225

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$136,434	$–	$136,434
Liabilities	–	(9,325)	–	(9,325)
Total	$–	$127,109	$–	$127,109

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)

CORE FIXED INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 111.13%

ASSET-BACKED SECURITIES 15.59%

Auto Floor Plan 0.05%
Ford Credit Floorplan Master Owner Trust 2018-4 A	4.06%		11/15/2030	$821,000	$826,544

Automobiles 4.16%
Avid Automobile Receivables Trust 2019-1 B†	2.82%		7/15/2026	285,988	286,264
Capital One Prime Auto Receivables Trust 2022-1 A2	2.71%		6/16/2025	16,675,000	16,613,423
Carmax Auto Owner Trust 2021-1 A2A	0.22%		2/15/2024	1,832,937	1,830,947
CarMax Auto Owner Trust 2022-2 A2A	2.81%		5/15/2025	18,000,000	17,989,904
CPS Auto Receivables Trust 2018-B D†	4.26%		3/15/2024	186,142	186,618
Flagship Credit Auto Trust 2020-2 A†	1.49%		7/15/2024	87	87
Flagship Credit Auto Trust 2021-1 A†	0.31%		6/16/2025	1,693,672	1,678,566
Ford Credit Auto Lease Trust 2021-A A2	0.19%		7/15/2023	813,318	812,707
GM Financial Automobile Leasing Trust 2022-2 A2	2.93%		10/21/2024	9,155,000	9,142,005
GM Financial Consumer Automobile Receivables Trust 2018-4 A3	3.21%		10/16/2023	45,710	45,735
Hertz Vehicle Financing III LP 2021-2A A†	1.68%		12/27/2027	13,526,000	12,218,149
OneMain Direct Auto Receivables Trust 2019-1A B†	3.95%		11/14/2028	3,150,000	3,099,558
Toyota Auto Receivables Owner Trust 2021-A A2	0.16%		7/17/2023	2,059,320	2,057,277
Westlake Automobile Receivables Trust 2019-2A D†	3.20%		11/15/2024	1,285,000	1,286,300
Westlake Automobile Receivables Trust 2020-3A E†	3.34%		6/15/2026	3,875,000	3,786,599
World Omni Auto Receivables Trust 2021-A A2	0.17%		2/15/2024	2,160,488	2,158,089
Total					73,192,228

Credit Card 0.71%
Continental Finance Credit Card ABS Master Trust 2020-1A A†	2.24%		12/15/2028	9,100,000	8,655,972
Genesis Sales Finance Master Trust 2020-AA B†	2.24%		9/22/2025	4,000,000	3,949,267
Total					12,605,239

Other 10.48%
AMMC CLO Ltd. 2020-23A CR†	3.044% (3 Mo. LIBOR + 2.00%	)#	10/17/2031	3,200,000	3,065,865
Apidos CLO XX A2RR†	2.594% (3 Mo. LIBOR + 1.55%	)#	7/16/2031	4,870,000	4,730,384
Apidos CLO XXVI A2R†	2.544% (3 Mo. LIBOR + 1.50%	)#	7/18/2029	1,680,000	1,627,661

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Apidos CLO XXXV 2021-35A A†	2.113% (3 Mo. LIBOR + 1.05%	)#	4/20/2034	$2,250,000	$2,180,686
Aqua Finance Trust 2021-A C†	3.14%		7/17/2046	9,564,000	8,175,849
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 AS†	2.275% (1 Mo. LIBOR + 1.40%	)#	5/15/2036	5,760,000	5,533,200
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 D†	3.075% (1 Mo. LIBOR + 2.20%	)#	8/15/2034	3,805,000	3,652,769
Bain Capital Credit CLO 2019-2A AR†	2.144% (3 Mo. LIBOR + 1.10%	)#	10/17/2032	5,160,000	5,076,762
Barings CLO Ltd. 2019-3A BR†	2.663% (3 Mo. LIBOR + 1.60%	)#	4/20/2031	3,080,000	2,988,870
Carlyle Global Market Strategies CLO Ltd. 2014-5A A1RR†	2.184% (3 Mo. LIBOR + 1.14%	)#	7/15/2031	8,699,007	8,572,871
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR3†	2.043% (3 Mo. LIBOR + .98%	)#	7/20/2031	3,530,000	3,473,939
Carlyle Global Market Strategies CLO Ltd. 2015-5A BRR†	3.363% (3 Mo. LIBOR + 2.30%	)#	1/20/2032	2,400,000	2,319,228
CBAM Ltd. 2017-1A D†	4.813% (3 Mo. LIBOR + 3.75%	)#	7/20/2030	2,850,000	2,772,331
CIFC Funding I Ltd. 2021-1A A1†	2.294% (3 Mo. LIBOR + 1.11%	)#	4/25/2033	8,040,000	7,908,224
Dell Equipment Finance Trust 2019-2 A3†	1.91%		10/22/2024	755,501	755,515
Dryden 61 CLO Ltd. 2018-61A A1R†	2.034% (3 Mo. LIBOR + .99%	)#	1/17/2032	5,060,000	4,967,224
Dryden Senior Loan Fund 2017-47A BR†	2.514% (3 Mo. LIBOR + 1.47%	)#	4/15/2028	6,200,000	6,039,431
Eaton Vance CLO Ltd. 2013-1A A13R†	2.294% (3 Mo. LIBOR + 1.25%	)#	1/15/2034	4,510,000	4,417,508
Elmwood CLO VIII Ltd. 2021-1A A1†	2.303% (3 Mo. LIBOR + 1.24%	)#	1/20/2034	3,490,000	3,415,170
Encina Equipment Finance LLC 2021-1A D†	1.69%		11/15/2027	4,500,000	4,309,883
Galaxy XXI CLO Ltd. 2015-21A AR†	2.083% (3 Mo. LIBOR + 1.02%	)#	4/20/2031	485,000	478,128
Goldentree Loan Management U.S. CLO 3 Ltd. B1†	2.613% (3 Mo. LIBOR + 1.55%	)#	4/20/2030	1,045,000	1,017,120
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	689,902	685,008
HGI CRE CLO Ltd. 2021-FL2 B†	2.375% (1 Mo. LIBOR + 1.50%	)#	9/17/2036	5,900,000	5,752,500
KKR CLO Ltd.-29A A†	2.244% (3 Mo. LIBOR + 1.20%	)#	1/15/2032	2,950,000	2,913,324

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Lending Funding Trust 2020-2A A†	2.32%		4/21/2031	$5,712,000	$5,214,723
Lendmark Funding Trust 2021-1A C†	3.41%		11/20/2031	2,250,000	1,907,478
Lendmark Funding Trust 2021-2A B†	2.37%		4/20/2032	6,945,000	5,854,894	(a)
LoanCore Issuer Ltd. 2022-CRE7 A†	1.965% (1 Mo. SOFR + 1.55%	)#	1/17/2037	4,080,000	3,974,247
Marble Point CLO XVII Ltd. 2020-1A A†	2.363% (3 Mo. LIBOR + 1.30%	)#	4/20/2033	2,824,058	2,785,070
Mariner Finance Issuance Trust 2021-AA D†	3.83%		3/20/2036	2,600,000	2,316,993
Marlette Funding Trust 2020-2A D†	4.65%		9/16/2030	5,750,000	5,734,687
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	5,474,625	5,518,092
Mountain View CLO LLC 2017-1A AR†	2.134% (3 Mo. LIBOR + 1.09%	)#	10/16/2029	2,567,885	2,542,206
Mountain View CLO Ltd. 2014-1A CRR†	3.044% (3 Mo. LIBOR + 2.00%	)#	10/15/2026	1,326,827	1,324,914
Mountain View CLO X Ltd. 2015-10A AR†	1.841% (3 Mo. LIBOR + .82%	)#	10/13/2027	489,059	485,391
Oaktree CLO Ltd. 2019-4A CR†	3.313% (3 Mo. LIBOR + 2.25%	)#	10/20/2032	3,360,000	3,238,087
OCP CLO Ltd. 2019-16A AR†	1.989% (3 Mo. LIBOR + 1.00%	)#	4/10/2033	3,360,000	3,276,087
OCP CLO Ltd. 2019-17A A1R†	2.103% (3 Mo. LIBOR + 1.04%	)#	7/20/2032	5,030,000	4,905,115
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	1.994% (3 Mo. LIBOR + .95%	)#	7/15/2029	3,868,000	3,832,687
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	5,645,000	5,583,679
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	1,390,005	1,253,292
Rad CLO 7 Ltd. 2020-7A A1†	2.244% (3 Mo. LIBOR + 1.20%	)#	4/17/2033	4,578,038	4,496,846
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	3,285,000	3,149,874
SCF Equipment Leasing LLC 2021-1A C†	1.54%		10/21/2030	4,325,000	3,972,264
Sunrun Demeter Issuer 2021-2A A†	2.27%		1/30/2057	2,261,753	1,929,027
TCI-Flatiron CLO Ltd. 2017-1A AR†	2.404% (3 Mo. LIBOR + .96%	)#	11/18/2030	2,500,000	2,473,341
Upstart Securitization Trust 2021-2 B†	1.75%		6/20/2031	3,898,000	3,690,810
VERDE CLO Ltd. 2019-1A AR†	2.144% (3 Mo. LIBOR + 1.10%	)#	4/15/2032	5,340,000	5,248,915
Wind River CLO Ltd. 2021-4A B†	2.713% (3 Mo. LIBOR + 1.65%	)#	1/20/2035	2,970,000	2,836,803
Total					184,374,972

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Student Loan 0.19%
Massachusetts Educational Financing Authority 2008-1 A1	2.134% (3 Mo. LIBOR + .95%	)#	4/25/2038	$626,795	$627,800
Pennsylvania Higher Education Assistance Agency 2006-1 B	1.454% (3 Mo. LIBOR + .27%	)#	4/25/2038	484,490	444,289
SLC Student Loan Trust 2008-1 A4A	2.426% (3 Mo. LIBOR + 1.60%		12/15/2032	1,677,004	1,679,780
Towd Point Asset Trust 2018-SL1 A†	1.268% (1 Mo. LIBOR + .60%	)#	1/25/2046	594,946	591,901
Total					3,343,770
Total Asset-Backed Securities (cost $284,637,878)					274,342,753

CORPORATE BONDS 25.73%

Agriculture 0.39%
CARGILL, Inc.†	4.00%		6/22/2032	4,353,000	4,372,220
Viterra Finance BV (Netherlands)†(b)	4.90%		4/21/2027	2,426,000	2,406,711
Total					6,778,931

Airlines 0.47%
American Airlines 2021-1 Class A Pass Through Trust	2.875%		7/11/2034	5,602,000	4,942,751
British Airways 2020-1 Class A Pass Through Trust (United Kingdom)†(b)	4.25%		11/15/2032	3,458,091	3,321,042
Total					8,263,793

Auto Manufacturers 0.11%
General Motors Co.	6.60%		4/1/2036	1,781,000	1,927,888

Banks 8.17%
ABN AMRO Bank NV (Netherlands)†(b)	3.324% (5 Yr. Treasury CMT + 1.90%	)#	3/13/2037	2,600,000	2,174,450
Bank of America Corp.	1.658% (SOFR + 0.91%	)#	3/11/2027	5,231,000	4,795,050
Bank of America Corp.	2.687% (SOFR + 1.32%	)#	4/22/2032	14,182,000	12,374,995
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%	)#	7/21/2028	4,807,000	4,664,214
Bank of America Corp.	3.97% (3 Mo. LIBOR + 1.07%	)#	3/5/2029	5,798,000	5,682,017
Bank of America Corp.	4.00%		1/22/2025	1,716,000	1,725,255
BNP Paribas SA (France)†(b)	4.375% (USD 5 Yr. Swap rate + 1.48%	)#	3/1/2033	4,783,000	4,575,081
Citigroup, Inc.	2.666% (SOFR + 1.15%	)#	1/29/2031	9,393,000	8,272,689
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%	)#	1/10/2028	7,031,000	6,928,256

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Citigroup, Inc.	3.98% (3 Mo. LIBOR + 1.34%	)#	3/20/2030	$6,228,000	$6,035,033
Citigroup, Inc.	4.14% (SOFR + 1.37%	)#	5/24/2025	1,736,000	1,751,439
Danske Bank A/S (Denmark)†(b)	3.773% (1 Yr. Treasury CMT + 1.45%	)#	3/28/2025	6,260,000	6,207,453
Goldman Sachs Group, Inc. (The)	0.627% (SOFR + 0.54%	)#	11/17/2023	6,913,000	6,833,284
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%	)#	7/21/2032	7,749,000	6,515,551
Goldman Sachs Group, Inc. (The)	2.615% (SOFR + 1.28%	)#	4/22/2032	2,980,000	2,571,062
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	1,071,000	1,254,246
JPMorgan Chase & Co.	2.58% (SOFR + 1.25%	)#	4/22/2032	7,324,000	6,394,678
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%	)#	1/25/2033	4,221,000	3,772,083
JPMorgan Chase & Co.	3.782% (3 Mo. LIBOR + 1.34%	)#	2/1/2028	12,969,000	12,781,460
Macquarie Bank Ltd. (Australia)†(b)	3.052% (5 Yr. Treasury CMT + 1.70%	)#	3/3/2036	4,585,000	3,772,187
Macquarie Group Ltd. (Australia)†(b)	4.654% (3 Mo. LIBOR + 1.73%	)#	3/27/2029	3,121,000	3,108,566
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	4,126,000	3,487,468
Morgan Stanley	2.484% (SOFR + 1.36%	)#	9/16/2036	3,165,000	2,555,597
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%	)#	1/23/2030	3,178,000	3,198,843
National Australia Bank Ltd. (Australia)†(b)	2.99%		5/21/2031	2,374,000	2,034,316
Santander UK Group Holdings plc (United Kingdom)(b)	3.373% (3 Mo. LIBOR + 1.08%	)#	1/5/2024	5,315,000	5,315,722
State Street Corp.	4.421% (SOFR + 1.61%	)#	5/13/2033	3,523,000	3,586,635
UBS AG (Switzerland)(b)	5.125%		5/15/2024	1,694,000	1,722,417
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033	4,058,000	3,747,422
Wells Fargo Bank NA	5.85%		2/1/2037	5,275,000	5,942,316
Total					143,779,785

Computers 0.40%
Dell International LLC/EMC Corp.†	3.375%		12/15/2041	3,159,000	2,372,074
Dell International LLC/EMC Corp.	8.35%		7/15/2046	3,464,000	4,575,196
Total					6,947,270

Cosmetics/Personal Care 0.10%
GSK Consumer Healthcare Capital US LLC†	3.625%		3/24/2032	1,794,000	1,718,086

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 3.38%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	3.50%		1/15/2025	$2,732,000	$2,650,473
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	3.875%		1/23/2028	6,026,000	5,595,907
Aircastle Ltd.†	2.85%		1/26/2028	3,402,000	2,957,097
Ally Financial, Inc.	8.00%		11/1/2031	6,040,000	7,100,585
Aviation Capital Group LLC†	1.95%		1/30/2026	3,877,000	3,470,254
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.25%		5/15/2024	4,791,000	4,812,653
Capital One Financial Corp.	4.166% (SOFR + 1.37%	)#	5/9/2025	5,534,000	5,575,520
CPPIB Capital, Inc. (Canada)†(b)	1.828% (SOFR + 1.25%	)#	4/4/2025	11,750,000	12,062,381
Intercontinental Exchange, Inc.	4.00%		9/15/2027	9,568,000	9,639,439
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	1,008,000	1,030,216
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	690,000	652,170
Park Aerospace Holdings Ltd. (Ireland)†(b)	5.50%		2/15/2024	3,956,000	3,994,126
Total					59,540,821

Electric 2.25%
AES Corp. (The)†	3.95%		7/15/2030	2,586,000	2,407,294
Alfa Desarrollo SpA (Chile)†(b)	4.55%		9/27/2051	2,884,203	2,200,777
American Transmission Systems, Inc.†	2.65%		1/15/2032	4,221,000	3,679,055
Constellation Energy Generation LLC	6.25%		10/1/2039	4,321,000	4,545,856
Emera US Finance LP	4.75%		6/15/2046	3,338,000	3,091,561
FirstEnergy Corp.	4.40%		7/15/2027	1,749,000	1,738,270
IPALCO Enterprises, Inc.	4.25%		5/1/2030	3,909,000	3,727,338
Minejesa Capital BV (Netherlands)†(b)	4.625%		8/10/2030	3,750,000	3,520,313
Oglethorpe Power Corp.	5.95%		11/1/2039	3,719,000	4,051,554
Ohio Edison Co.	8.25%		10/15/2038	2,655,000	3,542,718
Southern Co. (The)	4.475%		8/1/2024	7,006,000	7,120,878
Total					39,625,614

Engineering & Construction 0.18%
Cellnex Finance Co. S.A. (Spain)†(b)	3.875%		7/7/2041	4,365,000	3,219,013

Gas 0.39%
National Fuel Gas Co.	3.95%		9/15/2027	7,200,000	6,878,013

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services 0.45%
Centene Corp.	2.45%	7/15/2028	$1,541,000	$1,386,268
UnitedHealth Group, Inc.	4.00%	5/15/2029	6,473,000	6,578,660
Total				7,964,928

Home Builders 0.23%
PulteGroup, Inc.	6.375%	5/15/2033	2,137,000	2,327,759
Toll Brothers Finance Corp.	3.80%	11/1/2029	1,916,000	1,762,494
Total				4,090,253

Insurance 0.50%
Assurant, Inc.	2.65%	1/15/2032	1,685,000	1,377,611
First American Financial Corp.	2.40%	8/15/2031	2,703,000	2,189,623
GA Global Funding Trust†	3.85%	4/11/2025	5,176,000	5,144,347
Total				8,711,581

Internet 1.04%
Baidu, Inc. (China)(b)	2.375%	8/23/2031	6,365,000	5,342,301
Netflix, Inc.	5.875%	11/15/2028	2,497,000	2,592,336
Netflix, Inc.	6.375%	5/15/2029	2,971,000	3,161,330
Prosus N.V. (Netherlands)†(b)	3.257%	1/19/2027	2,000,000	1,784,160
Tencent Holdings Ltd. (China)†(b)	2.39%	6/3/2030	6,300,000	5,381,366
Total				18,261,493

Machinery-Diversified 0.37%
nVent Finance Sarl (Luxembourg)(b)	4.55%	4/15/2028	6,513,000	6,468,777

Media 0.50%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045	2,552,000	2,640,603
FactSet Research Systems, Inc.	3.45%	3/1/2032	2,718,000	2,455,295
Time Warner Cable LLC	7.30%	7/1/2038	3,385,000	3,756,580
Total				8,852,478

Mining 0.87%
Alcoa Nederland Holding BV (Netherlands)†(b)	4.125%	3/31/2029	1,986,000	1,895,250
Anglo American Capital plc (United Kingdom)†(b)	3.875%	3/16/2029	2,771,000	2,637,344
FMG Resources August 2006 Pty Ltd. (Australia)†(b)	4.375%	4/1/2031	1,900,000	1,696,196
Freeport Indonesia PT (Indonesia)†(b)	5.315%	4/14/2032	1,476,000	1,441,757
Freeport-McMoRan, Inc.	4.25%	3/1/2030	1,940,000	1,837,090
Glencore Finance Canada Ltd. (Canada)†(b)	5.55%	10/25/2042	3,084,000	3,039,522
Glencore Funding LLC†	2.85%	4/27/2031	3,165,000	2,722,656
Total				15,269,815

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Multi-National 0.69%
Asian Development Bank (Philippine)(b)	1.585% (SOFR Index + 1.00%	)#	4/6/2027	$6,800,000	$7,018,321
Inter-American Investment Corp.	2.625%		4/22/2025	5,100,000	5,060,453
Total					12,078,774

Oil & Gas 1.18%
Continental Resources, Inc.	4.90%		6/1/2044	5,167,000	4,653,710
Continental Resources, Inc.†	5.75%		1/15/2031	1,435,000	1,476,966
Eni S.p.A. (Italy)†(b)	5.70%		10/1/2040	5,053,000	5,377,968
EQT Corp.	7.50%		2/1/2030	5,436,000	6,048,094
Occidental Petroleum Corp.	6.45%		9/15/2036	1,919,000	2,149,280
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(b)	3.25%		8/15/2030	1,400,000	1,125,936
Total					20,831,954

Oil & Gas Services 0.65%
Halliburton Co.	7.45%		9/15/2039	2,595,000	3,178,908
NOV, Inc.	3.60%		12/1/2029	8,885,000	8,250,492
Total					11,429,400

Pharmaceuticals 0.09%
Bayer Corp.†	6.65%		2/15/2028	1,425,000	1,561,702

Pipelines 1.14%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(b)	4.60%		11/2/2047	3,460,000	3,387,340
Eastern Gas Transmission & Storage, Inc.†	3.00%		11/15/2029	4,411,000	3,988,524
EIG Pearl Holdings Sarl (Luxembourg)†(b)	3.545%		8/31/2036	4,235,000	3,758,308
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(b)	3.25%		9/30/2040	4,400,000	3,647,184
NGPL PipeCo LLC†	3.25%		7/15/2031	3,973,000	3,461,358
Venture Global Calcasieu Pass LLC†	4.125%		8/15/2031	1,908,000	1,791,517
Total					20,034,231

REITS 0.59%
EPR Properties	3.75%		8/15/2029	4,303,000	3,783,074
Invitation Homes Operating Partnership LP	2.00%		8/15/2031	5,218,000	4,191,776
Physicians Realty LP	2.625%		11/1/2031	2,897,000	2,434,234
Total					10,409,084

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Semiconductors 0.41%
Broadcom, Inc.†	4.15%		4/15/2032	$3,664,000	$3,434,886
TSMC Arizona Corp.	3.25%		10/25/2051	2,150,000	1,754,952
TSMC Arizona Corp.	4.25%		4/22/2032	747,000	748,864
TSMC Global Ltd.	2.25%		4/23/2031	1,518,000	1,311,526
Total					7,250,228

Software 0.65%
Oracle Corp.	2.875%		3/25/2031	11,805,000	10,056,986
Oracle Corp.	5.375%		7/15/2040	672,000	646,502
Oracle Corp.	6.125%		7/8/2039	721,000	750,798
Total					11,454,286

Telecommunications 0.25%
AT&T, Inc.	3.50%		9/15/2053	5,532,000	4,468,425

Transportation 0.28%
Burlington Northern Santa Fe LLC(c)	4.45%		1/15/2053	4,928,000	4,900,748
Total Corporate Bonds (cost $497,384,042)					452,717,371

FLOATING RATE LOANS(d) 4.21%

Advertising 0.40%
Lamar Media Corporation 2020 Term Loan B	2.428% (1 Mo. LIBOR + 1.50%	)	2/5/2027	7,262,852	6,998,448

Chemicals 0.29%
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	2.96% (3 Mo. LIBOR + 1.63%	)	1/17/2025	5,150,000	5,143,562

Diversified Financial Services 0.34%
Avolon TLB Borrower 1 (US) LLC 2021 Term Loan B5	3.177% (1 Mo. LIBOR + 2.25%	)	12/1/2027	6,203,862	6,006,114

Energy 0.79%
Southwestern Energy Company 2021 Term Loan	–	(e)	6/22/2027	13,953,049	13,813,519

Entertainment 0.24%
Churchill Downs Incorporated 2021 Incremental Term Loan B1	3.06% (1 Mo. LIBOR + 2.00%	)	3/17/2028	4,367,897	4,185,908

Food 0.42%
JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)(b)	2.804% (6 Mo. LIBOR + 2.00%	)	5/1/2026	7,579,961	7,465,087

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Government 0.08%
Seminole Tribe of Florida 2018 Term Loan B	2.81% (1 Mo. LIBOR + 1.75%	)	7/8/2024		$1,354,277	$1,356,477

Health Care Services 0.34%
Humana Inc. Term Loan	2.273% (1 Mo. SOFR + 1.13%	)	10/30/2023		6,000,000	5,958,750	(f)

Media 0.59%
Charter Communications Operating, LLC 2019 Term Loan B1	2.81% (1 Mo. LIBOR + 1.75%	)	4/30/2025		10,521,129	10,422,494

Real Estate Investment Trusts 0.26%
American Tower Corporation 2021 Term Loan	2.063% (1 Mo. LIBOR + 1.13%	)	12/7/2022		4,592,369	4,583,782	(f)

Software 0.16%
Vmware, Inc. 3 Year Term Loan	1.56% (1 Mo. LIBOR + .75%	)	11/1/2024		2,857,149	2,853,578

Transportation 0.30%
XPO Logistics, Inc. 2018 Term Loan B	2.553% (1 Mo. LIBOR + 1.75%	)	2/24/2025		5,333,295	5,246,629
Total Floating Rate Loans (cost $75,184,175)						74,034,348

FOREIGN GOVERNMENT OBLIGATIONS 7.56%

Canada 0.36%
Province of Ontario Canada(b)	1.05%		4/14/2026		6,750,000	6,269,485

France 0.56%
Caisse d’Amortissement de la Dette Sociale†(b)	3.00%		5/17/2025		9,799,000	9,830,107

Japan 3.67%
Japan Bank for International Cooperation(b)	2.50%		6/1/2022		7,162,000	7,162,000
Japan International Cooperation Agency(b)	3.25%		5/25/2027		4,348,000	4,370,392
Japan Treasury Discount Bill(g)	Zero Coupon		8/8/2022	JPY	6,830,000,000	53,065,669
Total						64,598,061

Luxembourg 1.91%
European Investment Bank(b)	2.375%		6/15/2022		$33,560,000	33,576,724

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Norway 0.81%
Kommunalbanken AS†(b)	1.463% (SOFR + 1.00%	)#	6/17/2026	$13,950,000	$14,338,415

Sweden 0.25%
Kommuninvest I Sverige AB†(b)	2.75%		3/1/2025	4,400,000	4,385,655
Total Foreign Government Obligations (cost $132,347,623)					132,998,447

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.07%
Freddie Mac Multifamily Structured Pass Through Certificates Q001 XA IO	2.137%	#(h)	2/25/2032	11,164,665	1,041,663
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(h)	2/16/2053	172,689	168,254
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,263,016)					1,209,917

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 16.50%
Fannie Mae or Freddie Mac(i)	3.00%		TBA	53,548,000	50,915,167
Fannie Mae or Freddie Mac(i)	3.50%		TBA	113,142,000	110,636,459
Fannie Mae or Freddie Mac(i)	4.00%		TBA	32,627,000	32,538,285
Fannie Mae or Freddie Mac(i)	4.50%		TBA	23,290,000	23,634,801
Fannie Mae Pool	3.00%		12/1/2048	19,788,534	19,141,748
Fannie Mae Pool	3.50%		9/1/2051	1,727,215	1,723,347
Fannie Mae Pool	4.00%		5/1/2052	3,866,576	3,953,277
Fannie Mae Pool	4.00%		5/1/2052	2,867,290	2,918,985
Ginnie Mae(i)	3.50%		TBA	9,400,000	9,293,883
Ginnie Mae(i)	4.00%		TBA	17,751,000	17,858,477
Ginnie Mae(i)	4.50%		TBA	11,370,000	11,581,411
Ginnie Mae II pool(i)	4.50%		TBA	6,130,000	6,266,967
Total Government Sponsored Enterprises Pass-Throughs (cost $289,134,423)					290,462,807

MUNICIPAL BONDS 1.01%

Miscellaneous
Bay Area Toll Authority	3.126%		4/1/2055	5,910,000	4,678,819
County of Miami-Dade FL	2.786%		10/1/2037	1,295,000	1,002,779
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	1,567,000	1,377,286
New Jersey Educational Facilities Authority	3.636%		9/1/2029	1,319,000	1,278,557
New Jersey Educational Facilities Authority	3.836%		9/1/2036	1,592,000	1,485,847
New York City Transitional Finance Authority Future Tax Secured Revenue	2.69%		5/1/2033	8,450,000	7,287,544
Regents of the University of California Medical Center	3.006%		5/15/2050	950,000	716,041
Total Municipal Bonds (cost $21,609,766)					17,826,873

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.50%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(h)	12/25/2059	$219,839	$215,061
Angel Oak Mortgage Trust 2021-3 A1†	1.068%	#(h)	5/25/2066	2,850,171	2,595,564
Angel Oak Mortgage Trust 2022-3 A1†	4.00%		1/10/2067	3,657,469	3,611,188
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.825% (1 Mo. LIBOR + .95%	)#	6/15/2035	1,141,000	1,111,179
BBCMS Mortgage Trust 2019-BWAY A†	1.831% (1 Mo. LIBOR + .96%	)#	11/15/2034	1,510,000	1,465,342
BBCMS Mortgage Trust 2019-BWAY B†	2.185% (1 Mo. LIBOR + 1.31%	)#	11/15/2034	664,000	641,502
BHMS 2018-ATLS A†	2.125% (1 Mo. LIBOR + 1.25%	)#	7/15/2035	3,290,000	3,205,368
BRAVO Residential Funding Trust 2021-NQM2 A1†	0.97%	#(h)	3/25/2060	6,960,124	6,755,569
BX Trust 2018-GW A†	1.675% (1 Mo. LIBOR + .80%	)#	5/15/2035	5,060,000	4,937,916
BX Trust 2021-ARIA E†	3.12% (1 Mo. LIBOR + 2.24%	)#	10/15/2036	4,120,000	3,891,192
CF Trust 2019-BOSS A1	4.75%		12/15/2024	1,690,000	1,540,254	(a)
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.142%	#(h)	5/10/2047	14,832,862	266,986
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	3,025,000	2,033,383
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(h)	4/15/2049	709,000	540,008
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	0.938%	#(h)	8/10/2047	2,605,359	42,478
Commercial Mortgage Pass-Through Certificates 2014-UBS4 D†	4.712%	#(h)	8/10/2047	4,440,000	3,652,348
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.298%	#(h)	2/10/2048	3,741,365	3,084,366
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.304%	#(h)	7/10/2050	620,000	606,499
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.304%	#(h)	7/10/2050	3,385,000	3,270,553
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.304%	#(h)	7/10/2050	1,471,000	1,300,386
Connecticut Avenue Securities Trust 2021-R01 1M2†	2.135% (1 Mo. SOFR + 1.55%	)#	10/25/2041	2,570,000	2,477,685
Credit Suisse Mortgage Capital Certificates B†	2.375% (1 Mo. LIBOR + 1.50%	)#	11/15/2038	5,635,000	5,484,793

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	$717,112	$708,893
Credit Suisse Mortgage Capital Certificates Trust 2020-AFC1 A1†	2.24%	#(h)	2/25/2050	809,760	784,409
CSAIL Commercial Mortgage Trust 2015-C2 C	4.178%	#(h)	6/15/2057	325,000	296,846
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.381%	#(h)	11/15/2049	1,875,000	1,400,411
DBWF Mortgage Trust 2018-GLKS A†	1.958% (1 Mo. LIBOR + 1.03%	)#	12/19/2030	2,000,000	1,953,587
Deephaven Residential Mortgage Trust 2020-2 A1†	1.692%		5/25/2065	38,827	38,809
Deephaven Residential Mortgage Trust 2021-3 A1†	1.194%	#(h)	8/25/2066	5,526,040	5,103,627
Ellington Financial Mortgage Trust 2020-1 A1†	2.006%	#(h)	5/25/2065	852,312	836,887
Extended Stay America Trust 2021-ESH C†	2.575% (1 Mo. LIBOR + 1.70%	)#	7/15/2038	3,488,530	3,400,095
Fannie Mae Connecticut Avenue Securities 2021-R02 2M2†	2.585% (1 Mo. SOFR + 2.00%	)#	11/25/2041	2,460,000	2,295,851
Freddie Mac STACR REMIC Trust 2021-DNA6 M2†	2.085% (1 Mo. SOFR + 1.50%	)#	10/25/2041	3,080,000	2,882,829
Freddie Mac STACR REMIC Trust 2021-HQA3 M2†	2.685% (1 Mo. SOFR + 2.10%	)#	9/25/2041	6,085,000	5,602,546
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	1.535% (1 Mo. SOFR + .95%	)#	12/25/2041	3,860,000	3,746,896
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M2†	2.385% (1 Mo. SOFR + 1.80%	)#	11/25/2041	3,100,000	2,903,671
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	132,404	130,366
GCAT Trust 2020-NQM2 A1†	1.555%		4/25/2065	1,193,918	1,153,749
Great Wolf Trust 2019-WOLF A†	1.909% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	6,000,000	5,879,449
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.825% (1 Mo. LIBOR + .95%	)#	7/15/2035	1,345,682	1,319,482
GS Mortgage Securities Trust 2015-GC32 C	4.422%	#(h)	7/10/2048	685,000	665,374
Hilton Orlando Trust 2018-ORL A†	1.795% (1 Mo. LIBOR + .92%	)#	12/15/2034	2,060,000	2,010,806
HONO Mortgage Trust 2021-LULU B†	2.325% (1 Mo. LIBOR + 1.45%	)#	10/15/2036	1,490,000	1,445,126
HONO Mortgage Trust 2021-LULU C†	2.725% (1 Mo. LIBOR + 1.85%	)#	10/15/2036	916,000	884,111
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	2,410,000	2,110,049

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(h)	8/5/2034	$2,231,000	$1,634,727
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.233%	#(h)	7/15/2048	2,629,000	2,478,014
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	2.27% (1 Mo. LIBOR + 1.27%	)#	11/15/2035	1,026,000	1,015,632
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	2.032% (1 Mo. LIBOR + 1.20%	)#	7/5/2033	4,702,976	4,676,120
MF1 Ltd. 2020-FL3 B†	4.646% (1 Mo. Term SOFR + 3.86%	)#	7/15/2035	6,610,000	6,626,516
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(h)	1/26/2060	203,209	195,219
PFP Ltd. 2019-6 A†	1.925% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	69,561	69,505
Ready Capital Mortgage Financing LLC 2022-FL8 A†	2.252% (1 Mo. SOFR + 1.65%	)#	1/25/2037	6,410,000	6,210,053
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	630,427	611,090
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(h)	1/26/2060	164,210	161,630
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(h)	2/25/2050	93,053	92,909
Starwood Mortgage Residential Trust 2020-3 A1†	1.486%	#(h)	4/25/2065	1,556,747	1,530,818
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	419,079	413,393
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	1,444,641	1,392,963
Verus Securitization Trust 2020-INV1 A1†	1.977%	#(h)	3/25/2060	1,070,362	1,058,369
Vista Point Securitization Trust 2020-1 A1†	1.763%	#(h)	3/25/2065	288,184	287,948
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(h)	4/25/2065	1,143,686	1,110,969
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(h)	7/15/2048	2,139,000	1,959,944
WFRBS Commercial Mortgage Trust 2014-C23 XA IO	0.556%	#(h)	10/15/2057	19,287,955	203,075
Total Non-Agency Commercial Mortgage-Backed Securities (cost $137,393,174)					132,012,383

U.S. TREASURY OBLIGATIONS 32.96%
U.S. Treasury Bill	Zero Coupon		7/28/2022	32,011,000	31,969,724
U.S. Treasury Bond	2.25%		2/15/2052	43,125,000	36,083,496
U.S. Treasury Bond	2.375%		2/15/2042	90,185,000	78,108,665
U.S. Treasury Inflation Indexed Bond	0.25%		2/15/2050	11,703,366	10,138,943
U.S. Treasury Note	2.50%		5/31/2024	75,772,000	75,698,004
U.S. Treasury Note	2.50%		3/31/2027	93,387,000	92,019,026
U.S. Treasury Note	2.75%		5/15/2025	68,184,000	68,247,922

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Note	2.75%	4/30/2027	$90,336,000	$90,014,884
U.S. Treasury Note	2.875%	5/15/2032	97,659,000	97,796,333
Total U.S. Treasury Obligations (cost $595,986,956)				580,076,997
Total Long-Term Investments (cost $2,034,941,053)				1,955,681,896

SHORT-TERM INVESTMENTS 0.40%

REPURCHASE AGREEMENTS 0.40%
Repurchase Agreement dated 5/31/2022, 0.100% due 6/1/2022 with Fixed Income Clearing Corp. collateralized by $3,282,100 of U.S. Treasury Inflation Indexed Bond at 3.625% due 4/15/2028; value: $7,074,068; proceeds: $6,935,314 (cost $6,935,295)			6,935,295	6,935,295
Total Investments in Securities 111.53% (cost $2,041,876,348)				1,962,617,191
Other Assets and Liabilities – Net(j) (11.53)%				(202,824,074)
Net Assets 100.00%				$1,759,793,117

JPY	Japanese Yen.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trusts.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2022, the total value of Rule 144A securities was $506,872,226, which represents 28.83% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2022.
(a)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	Securities purchased on a when-issued basis (See Note 2(j)).
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2022.
(e)	Interest rate to be determined.
(f)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	Investment in non-U.S. dollar denominated securities.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(j)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2022

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at May 31, 2022(1):

Referenced Indexes	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Appreciation(3)
Markit CDX.NA.IG.38(4)(5)	Bank of America	1.00%	6/20/2027	$32,120,000	$(498,271)	$(304,289)	$193,982

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $193,982. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at May 31, 2022:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs	2.544%	CPI Urban Consumer NSA	3/2/2052	$10,000,000	$47,326

Credit Default Swaps on Indexes - Sell Protection at May 31, 2022(1):

Referenced Indexes*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.BBB-.10	Citibank	3.000%	11/17/2059	6,600,000	$(571,424)	$ (331,403)	$ (902,827)
Markit CMBX.NA.BBB-.12	Goldman Sachs	3.000%	8/17/2061	2,050,000	(177,967)	(100,886)	(278,853)
Markit CMBX.NA.BBB-.12	Goldman Sachs	3.000%	8/17/2061	2,050,000	(165,856)	(112,997)	(278,853)
Markit CMBX.NA.BBB-.12	Morgan Stanley	3.000%	8/17/2061	5,700,000	(454,395)	(320,951)	(775,346)
Markit CMBX.NA.BBB-.12	Morgan Stanley	3.000%	8/17/2061	4,100,000	(331,512)	(226,193)	(557,705)
Markit CMBX.NA.BBB-.12	Morgan Stanley	3.000%	8/17/2061	2,000,000	(158,046)	(114,005)	(272,051)
					$(1,859,200)	$(1,206,435)	$(3,065,635)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2022

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $1,206,435.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at May 31, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Japanese yen	Sell	Toronto Dominion Bank	8/8/2022	6,830,000,000	$52,412,510	$53,212,614	$(800,104)

Open Futures Contracts at May 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	February 2038	284	Short	$(39,973,746)	$(39,600,250)	$ 373,496

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Bond	September 2022	82	Long	$10,612,721	$10,535,719	$ (77,002)
U.S. 2-Year Treasury Note	September 2022	616	Long	130,101,463	130,038,562	(62,901)
U.S. 5-Year Treasury Note	September 2022	906	Long	102,686,197	102,335,531	(350,666)
U.S. Ultra Treasury Bond	September 2022	615	Long	97,722,057	95,786,250	(1,935,807)
Total Unrealized Depreciation on Open Futures Contracts						$ (2,426,376)

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CORE FIXED INCOME FUND May 31, 2022

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$178,520,078	$5,854,894	$184,374,972
Remaining Industries	–	89,967,781	–	89,967,781
Corporate Bonds	–	452,717,371	–	452,717,371
Floating Rate Loans
Health Care Services	–	–	5,958,750	5,958,750
Real Estate Investment Trusts	–	–	4,583,782	4,583,782
Remaining Industries	–	63,491,816	–	63,491,816
Foreign Government Obligations	–	132,998,447	–	132,998,447
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	1,209,917	–	1,209,917
Government Sponsored Enterprises Pass-Throughs	–	290,462,807	–	290,462,807
Municipal Bonds	–	17,826,873	–	17,826,873
Non-Agency Commercial Mortgage-Backed Securities	–	130,472,129	1,540,254	132,012,383
U.S. Treasury Obligations	–	580,076,997	–	580,076,997
Short-Term Investments
Repurchase Agreements	–	6,935,295	–	6,935,295
Total	$–	$1,944,679,511	$17,937,680	$1,962,617,191

Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$193,982	$–	$193,982
Liabilities	–	–	–	–
Centrally Cleared CPI Swap Contracts
Assets	–	47,326	–	47,326
Liabilities	–	–	–	–
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(3,065,635)	–	(3,065,635)
Forward Foreign Currency Exchange Contracts
Assets	–	–	–	–
Liabilities	–	(800,104)	–	(800,104)
Futures Contracts
Assets	373,496	–	–	373,496
Liabilities	(2,426,376)	–	–	(2,426,376)
Total	$(2,052,880)	$(3,624,431)	$–	$(5,677,311)

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)

CORE PLUS BOND FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 108.66%

ASSET-BACKED SECURITIES 15.32%

Auto Floor Plan 0.02%
Ford Credit Floorplan Master Owner Trust 2018-4 A	4.06%	11/15/2030	$84,000	$84,567

Automobiles 5.69%
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	218,980	219,191
Avid Automobile Receivables Trust 2019-1 C†	3.14%	7/15/2026	500,000	498,541
Avid Automobile Receivables Trust 2021-1 E†	3.39%	4/17/2028	950,000	856,806
Capital One Prime Auto Receivables Trust 2022-1 A2	2.71%	6/16/2025	3,675,000	3,661,429
Carmax Auto Owner Trust 2021-1 A2A	0.22%	2/15/2024	268,831	268,539
Carvana Auto Receivables Trust 2022-P2 A4	4.68%	2/10/2028	1,500,000	1,496,096
Chesapeake Funding II LLC 2019-1A A1†	2.94%	4/15/2031	135,714	135,762
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	67,822	67,813
CPS Auto Receivables Trust 2020-B D†	4.75%	4/15/2026	293,000	294,802
CPS Auto Receivables Trust 2020-B E†	7.38%	6/15/2027	1,300,000	1,351,929
Drive Auto Receivables Trust 2019-1 D	4.09%	6/15/2026	603,128	605,866
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	91,819	91,817
Exeter Automobile Receivables Trust 2020-2A E†	7.19%	9/15/2027	1,300,000	1,351,431
Flagship Credit Auto Trust 2019-3 E†	3.84%	12/15/2026	800,000	777,141
Flagship Credit Auto Trust 2020-3 E†	4.98%	12/15/2027	422,000	416,592
Flagship Credit Auto Trust 2021-1 A†	0.31%	6/16/2025	241,953	239,795
Ford Credit Auto Lease Trust 2021-A A2	0.19%	7/15/2023	118,062	117,974
GM Financial Automobile Leasing Trust 2022-2 A2	2.93%	10/21/2024	2,050,000	2,047,090
Hertz Vehicle Financing III LP 2021-2A A†	1.68%	12/27/2027	880,000	794,911
OneMain Direct Auto Receivables Trust 2019-1 A†	3.63%	9/14/2027	1,026,000	1,012,579
OneMain Direct Auto Receivables Trust 2019-1A C†	4.19%	11/14/2028	1,487,000	1,465,619
Prestige Auto Receivables Trust 2021-1A E†	3.47%	3/15/2029	1,620,000	1,497,920
Santander Consumer Auto Receivables Trust 2020-BA F†	7.03%	8/15/2028	1,738,000	1,768,157
Santander Consumer Auto Receivables Trust 2021-AA F†	5.79%	8/15/2028	750,000	737,558
Toyota Auto Receivables Owner Trust 2021-A A2	0.16%	7/17/2023	292,794	292,504
Tricolor Auto Securitization Trust 2021-1A E†	3.23%	9/15/2026	500,000	481,350
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	57,000	57,058
Westlake Automobile Receivables Trust 2020-3A E†	3.34%	6/15/2026	500,000	488,593
Westlake Automobile Receivables Trust 2021-1A F†	3.91%	9/15/2027	1,100,000	1,033,658
World Omni Auto Receivables Trust 2021-A A2	0.17%	2/15/2024	310,658	310,314
Total				24,438,835

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card 0.52%
Genesis Sales Finance Master Trust 2020-AA B†	2.24%		9/22/2025	$1,000,000	$987,317
Perimeter Master Note Business Trust 2019-2A C†	7.06%		5/15/2024	750,000	755,670	(a)
Perimeter Master Note Business Trust 2021-1A B†	4.17%		5/15/2024	500,000	468,754	(a)
Total					2,211,741

Other 9.09%
AMMC CLO Ltd. 2016-19A BR†	2.844% (3 Mo. LIBOR + 1.80%	)#	10/16/2028	500,000	491,101
AMMC CLO Ltd. 2016-19A CR†	3.594% (3 Mo. LIBOR + 2.55%	)#	10/16/2028	500,000	496,977
AMMC CLO Ltd. 2020-23A CR†	3.044% (3 Mo. LIBOR + 2.00%	)#	10/17/2031	610,000	584,431
Amur Equipment Finance Receivables IX LLC 2021-1A D†	2.30%		11/22/2027	1,000,000	917,406
Apidos CLO XXVI A2R†	2.544% (3 Mo. LIBOR + 1.50%	)#	7/18/2029	380,000	368,161
Aqua Finance Trust 2021-A A†	1.54%		7/17/2046	1,064,947	1,002,584
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 D†	3.375% (1 Mo. LIBOR + 2.50%	)#	5/15/2036	510,000	494,329
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 E†	3.825% (1 Mo. LIBOR + 2.95%	)#	5/15/2036	130,000	127,129
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 D†	3.075% (1 Mo. LIBOR + 2.20%	)#	8/15/2034	630,000	604,795
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 D†	3.775% (1 Mo. LIBOR + 2.90%	)#	11/15/2036	800,000	786,983
Avant Loans Funding Trust 2021-REV1 D†	4.30%		7/15/2030	825,000	774,933
Bain Capital Credit CLO 2018-2A A1†	2.124% (3 Mo. LIBOR + 1.08%	)#	7/19/2031	1,000,000	982,836
Bain Capital Credit CLO 2019-2A AR†	2.144% (3 Mo. LIBOR + 1.10%	)#	10/17/2032	870,000	855,966
Carlyle Global Market Strategies CLO Ltd. 2014-5A A1RR†	2.184% (3 Mo. LIBOR + 1.14%	)#	7/15/2031	1,778,774	1,752,982
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR3†	2.043% (3 Mo. LIBOR + .98%	)#	7/20/2031	750,000	738,089
Carlyle Global Market Strategies CLO Ltd. 2015-5A BRR†	3.363% (3 Mo. LIBOR + 2.30%	)#	1/20/2032	400,000	386,538
Carlyle US CLO Ltd. 2019-1A A1AR†	2.143% (3 Mo. LIBOR + 1.08%	)#	4/20/2031	870,000	854,817
CBAM Ltd. 2017-1A D†	4.813% (3 Mo. LIBOR + 3.75%	)#	7/20/2030	800,000	778,198
Cedar Funding V CLO Ltd. 2016-5A A1R†	2.144% (3 Mo. LIBOR + 1.10%	)#	7/17/2031	700,000	690,845

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Other (continued)
CIFC Funding V Ltd. 2014-5A A1R2†	2.244% (3 Mo. LIBOR + 1.20%	)#	10/17/2031		$410,000	$403,203
CoreVest American Finance Trust 2018-1 A†	3.804%		6/15/2051		42,557	42,576
Fairstone Financial Issuance Trust I 2020-1A D†(b)	6.873%		10/20/2039	CAD	781,000	621,983	(a)
Generate CLO 2 Ltd. 2A AR†	2.286% (3 Mo. LIBOR + 1.15%	)#	1/22/2031		$250,000	247,450
Goldentree Loan Management U.S. CLO 3 Ltd. B1†	2.613% (3 Mo. LIBOR + 1.55%	)#	4/20/2030		250,000	243,330
GoodLeap Sustainable Home Solutions Trust 2022-1GS C†	3.50%		1/20/2049		970,633	857,624
GreatAmerica Leasing Receivables Funding LLC Series 2019-1 A4†	3.21%		2/18/2025		81,306	81,551
Grippen Park CLO Ltd. B†	2.713% (3 Mo. LIBOR + 1.65%	)#	1/20/2030		550,000	537,560
HGI CRE CLO Ltd. 2021-FL2 B†	2.375% (1 Mo. LIBOR + 1.50%	)#	9/17/2036		980,000	955,500
Jamestown CLO VI-R Ltd. 2018-6RA A1†	2.334% (3 Mo. LIBOR + 1.15%	)#	4/25/2030		400,000	395,588
KKR CLO Ltd. 30A CR†	3.044% (3 Mo. LIBOR + 2.00%	)#	10/17/2031		2,000,000	1,914,398
Lending Funding Trust 2020-2A D†	6.77%		4/21/2031		630,000	618,354
Lendmark Funding Trust 2019-1A D†	5.34%		12/20/2027		675,000	654,129
Lendmark Funding Trust 2021-2A D†	4.46%		4/20/2032		725,000	588,808	(a)
LoanCore Issuer Ltd. 2022-CRE7 A†	1.965% (1 Mo. SOFR + 1.55%	)#	1/17/2037		830,000	808,487
M360 LLC 2019-CRE2 AS†	2.746% (1 Mo. Term SOFR + 1.96%	)#	9/15/2034		519,000	518,351
M360 LLC 2019-CRE2 B†	3.146% (1 Mo. Term SOFR + 2.36%	)#	9/15/2034		258,000	257,033
Marble Point CLO XVII Ltd. 2020-1A A†	2.363% (3 Mo. LIBOR + 1.30%	)#	4/20/2033		428,920	422,998
Mariner Finance Issuance Trust 2021-AA E†	5.40%		3/20/2036		550,000	503,980
Mariner Finance Issuance Trust 2021-BA E†	4.68%		11/20/2036		400,000	353,314	(a)
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049		820,950	827,468
Mountain View CLO LLC 2017-1A BR†	2.794% (3 Mo. LIBOR + 1.75%	)#	10/16/2029		250,000	243,661
Neighborly Issuer 2022-1A A2†	3.695%		1/30/2052		847,875	759,585
Oaktree CLO Ltd. 2019-4A CR†	3.313% (3 Mo. LIBOR + 2.25%	)#	10/20/2032		570,000	549,318
OCP CLO Ltd. 2019-17A BR†	2.663% (3 Mo. LIBOR + 1.60%	)#	7/20/2032		720,000	688,522

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Octagon Investment Partners 49 Ltd. B†	2.594% (3 Mo. LIBOR + 1.55%	)#	1/15/2033	$1,140,000	$1,103,525
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	100,000	98,914
OneMain Financial Issuance Trust 2020-2A D†	3.45%		9/14/2035	280,000	255,992	(a)
Orange Lake Timeshare Trust 2015-AA A†	2.88%		9/8/2027	3,176	3,176
Orange Lake Timeshare Trust 2019-A A†	3.06%		4/9/2038	18,645	18,095
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	101,325	99,758
Rad CLO 7 Ltd. 2020-7A A1†	2.244% (3 Mo. LIBOR + 1.20%	)#	4/17/2033	720,768	707,985
Rockford Tower CLO Ltd. 2018-1A A†	2.578% (3 Mo. LIBOR + 1.10%	)#	5/20/2031	980,022	967,997
Romark CLO Ltd. 2017-1A A2R†	2.834% (3 Mo. LIBOR + 1.65%	)#	10/23/2030	830,000	804,483
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	402,000	385,464
SCF Equipment Leasing LLC 2021-1A E†	3.56%		8/20/2032	2,252,000	2,128,397
SEB Funding LLC 2021-1A A2†	4.969%		1/30/2052	937,650	869,331
Signal Peak CLO 2 LLC 2015-1A DR2†	3.913% (3 Mo. LIBOR + 2.85%	)#	4/20/2029	250,000	233,969
Sunrun Demeter Issuer 2021-2A A†	2.27%		1/30/2057	686,271	585,314
TRTX Issuer Ltd. 2019-FL3 C†	3.01% (1 Mo. Term SOFR + 2.21%	)#	10/15/2034	411,000	408,413
Upstart Securitization Trust 2021-2 B†	1.75%		6/20/2031	500,000	473,424
VERDE CLO Ltd. 2019-1A AR†	2.144% (3 Mo. LIBOR + 1.10%	)#	4/15/2032	1,040,000	1,022,261
Voya CLO Ltd. 2018-1 B	2.844% (3 Mo. LIBOR + 1.80%	)#	4/19/2031	600,000	571,348
Wind River CLO Ltd. 2021-4A B†	2.713% (3 Mo. LIBOR + 1.65%	)#	1/20/2035	590,000	563,540
Total					39,085,257

Student Loan 0.00%
Pennsylvania Higher Education Assistance Agency 2006-1 B	1.454% (3 Mo. LIBOR + .27%	)#	4/25/2038	20,758	19,036
Total Asset-Backed Securities (cost $68,512,924)					65,839,436

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 42.46%

Advertising 0.16%

Clear Channel Outdoor Holdings, Inc.†	7.75%	4/15/2028	$406,000	$341,363
National CineMedia LLC†	5.875%	4/15/2028	431,000	333,710
Total				675,073

Aerospace/Defense 0.14%
Bombardier, Inc. (Canada)†(c)	6.00%	2/15/2028	426,000	355,710
TransDigm, Inc.	6.375%	6/15/2026	239,000	237,626
Total				593,336

Agriculture 0.79%
CARGILL, Inc. †	4.00%	6/22/2032	1,950,000	1,958,610
MHP Lux SA (Luxembourg)†(c)	6.25%	9/19/2029	400,000	213,952
MHP Lux SA (Luxembourg)†(c)	6.95%	4/3/2026	200,000	107,770
Viterra Finance BV (Netherlands)†(c)	3.20%	4/21/2031	708,000	607,843
Viterra Finance BV (Netherlands)†(c)	4.90%	4/21/2027	513,000	508,921
Total				3,397,096

Airlines 0.70%
American Airlines Group, Inc.†	3.75%	3/1/2025	297,000	265,885
American Airlines, Inc.†	11.75%	7/15/2025	340,000	386,410
British Airways 2020-1 Class A Pass Through Trust (United Kingdom)†(c)	4.25%	11/15/2032	686,890	659,668
Delta Air Lines, Inc.†	7.00%	5/1/2025	517,000	553,493
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%	10/20/2025	247,000	246,557
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	251,000	250,844
Hawaiian Brand Intellectual Property
Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026	249,000	247,615
United Airlines, Inc.†	4.375%	4/15/2026	431,000	416,588
Total				3,027,060

Apparel 0.06%
Levi Strauss & Co.†	3.50%	3/1/2031	293,000	257,859

Auto Manufacturers 0.61%
Ford Motor Co.	3.25%	2/12/2032	1,595,000	1,350,805
General Motors Financial Co., Inc.	3.60%	6/21/2030	1,404,000	1,260,965
Total				2,611,770

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks 10.97%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 Yr. Treasury CMT + 1.90%	)#	3/13/2037	$1,000,000	$836,327
AIB Group plc (Ireland)†(c)	4.75%		10/12/2023	1,050,000	1,058,023
Bank of America Corp.	2.087% (SOFR + 1.06%	)#	6/14/2029	609,000	537,193
Bank of America Corp.	2.687% (SOFR + 1.32%	)#	4/22/2032	1,685,000	1,470,305
Bank of America Corp.	3.004% (3 Mo. LIBOR + .79%	)#	12/20/2023	612,000	611,947
Bank of America Corp.	3.384% (SOFR + 1.33%	)#	4/2/2026	497,000	490,036
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%	)#	7/21/2028	1,956,000	1,897,899
Bank of America Corp.	3.97% (3 Mo. LIBOR + 1.07%	)#	3/5/2029	1,514,000	1,483,714
BankUnited, Inc.	5.125%		6/11/2030	962,000	957,170
BNP Paribas SA (France)†(c)	4.375% (USD 5 Yr. Swap rate + 1.48%	)#	3/1/2033	1,215,000	1,162,183
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%	)#	1/10/2028	1,040,000	1,024,802
Citigroup, Inc.	3.98% (3 Mo. LIBOR + 1.34%	)#	3/20/2030	3,539,000	3,429,349
Citigroup, Inc.	4.14% (SOFR + 1.37%	)#	5/24/2025	394,000	397,504
Danske Bank A/S (Denmark)†(c)	3.773% (1 Yr. Treasury CMT + 1.45%	)#	3/28/2025	1,345,000	1,333,710
Danske Bank A/S (Denmark)†(c)	4.375%		6/12/2028	800,000	779,637
Danske Bank A/S (Denmark)†(c)	5.375%		1/12/2024	1,360,000	1,390,590
Discover Bank	4.682% (5 Yr. Swap rate + 1.73%	)#	8/9/2028	1,475,000	1,475,276
Goldman Sachs Group, Inc. (The)	0.627% (SOFR + 0.54%	)#	11/17/2023	1,549,000	1,531,138
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%	)#	7/21/2032	1,816,000	1,526,938
Goldman Sachs Group, Inc. (The)	2.615% (SOFR + 1.28%	)#	4/22/2032	1,104,000	952,501
Goldman Sachs Group, Inc. (The)	3.50%		4/1/2025	2,877,000	2,875,552
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%	)#	1/25/2033	4,355,000	3,891,832
Macquarie Bank Ltd. (Australia)†(c)	3.624%		6/3/2030	696,000	619,838
Macquarie Group Ltd. (Australia)†(c)	2.691% (SOFR + 1.44%	)#	6/23/2032	980,000	819,632

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 Mo. LIBOR + 1.73%	)#	3/27/2029	$284,000	$282,869
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	579,000	489,395
Morgan Stanley	2.484% (SOFR + 1.36%	)#	9/16/2036	1,170,000	944,723
Morgan Stanley	4.00%		7/23/2025	959,000	969,641
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%	)#	1/23/2030	1,796,000	1,807,779
National Australia Bank Ltd. (Australia)†(c)	3.933% (5 Yr. Treasury CMT + 1.88%	)#	8/2/2034	1,425,000	1,324,747
Santander UK Group Holdings plc (United Kingdom)(c)	3.373% (3 Mo. LIBOR + 1.08%	)#	1/5/2024	1,212,000	1,212,165
UBS AG (Switzerland)(c)	5.125%		5/15/2024	3,045,000	3,096,080
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033	2,457,000	2,268,954
Western Alliance Bancorp	3.00% (SOFR + 2.25%	)#	6/15/2031	215,000	200,442
Westpac Banking Corp. (Australia)(c)	2.894% (5 Yr. Treasury CMT + 1.35%	)#	2/4/2030	458,000	438,614
Westpac Banking Corp. (Australia)(c)	4.11% (5 Yr. Treasury CMT + 2.00%	)#	7/24/2034	550,000	516,203
Westpac Banking Corp. (Australia)(c)	4.322% (USD ICE 5 Yr. Swap rate + 2.36%	)#	11/23/2031	1,088,000	1,065,862
Total					47,170,570

Building Materials 0.19%
Cemex SAB de CV (Mexico)†(c)	5.45%		11/19/2029	410,000	395,363
Standard Industries, Inc.†	4.375%		7/15/2030	492,000	444,030
Total					839,393

Chemicals 0.63%
Ashland LLC	6.875%		5/15/2043	60,000	63,824
ASP Unifrax Holdings, Inc.†	7.50%		9/30/2029	408,000	299,254
Braskem Netherlands Finance BV (Netherlands)†(c)	4.50%		1/31/2030	380,000	356,396
CF Industries, Inc.	5.375%		3/15/2044	676,000	686,870
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028	487,000	466,619
OCP SA (Malaysia)†(c)	3.75%		6/23/2031	590,000	491,310
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(c)	2.60%		9/16/2028	1,230,000	326,340
Total					2,690,613

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Coal 0.09%
SunCoke Energy, Inc.†	4.875%		6/30/2029	$425,000	$379,015

Commercial Services 0.24%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.375%		3/1/2029	334,000	306,243
Hertz Corp. (The)†	5.00%		12/1/2029	411,000	361,429
ZipRecruiter, Inc.†	5.00%		1/15/2030	404,000	381,869
Total					1,049,541

Computers 0.37%
Condor Merger Sub, Inc.†	7.375%		2/15/2030	422,000	370,204
Dell International LLC/EMC Corp.†	3.375%		12/15/2041	623,000	467,807
Dell International LLC/EMC Corp.	8.35%		7/15/2046	577,000	762,092
Total					1,600,103

Cosmetics/Personal Care 0.25%
GSK Consumer Healthcare Capital US LLC†	3.625%		3/24/2032	1,125,000	1,077,395

Diversified Financial Services 3.72%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.875%		1/16/2024	1,050,000	1,058,020
Aircastle Ltd.†	2.85%		1/26/2028	919,000	798,816
Ally Financial, Inc.	8.00%		11/1/2031	1,282,000	1,507,111
Aviation Capital Group LLC†	1.95%		1/30/2026	315,000	281,952
Aviation Capital Group LLC†	5.50%		12/15/2024	1,177,000	1,197,807
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%		2/21/2026	660,000	590,197
Avolon Holdings Funding Ltd. (Ireland)†(c)	3.95%		7/1/2024	500,000	489,135
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%		4/15/2026	729,000	698,307
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.25%		5/15/2024	418,000	419,889
Capital One Financial Corp.	4.166% (SOFR + 1.37%	)#	5/9/2025	1,739,000	1,752,047
Coinbase Global, Inc.†	3.375%		10/1/2028	409,000	299,795
CPPIB Capital, Inc. (Canada)†(c)	1.828% (SOFR + 1.25%	)#	4/4/2025	2,540,000	2,607,527
Intercontinental Exchange, Inc.	4.00%		9/15/2027	2,681,000	2,701,018
Navient Corp.	6.75%		6/25/2025	879,000	885,861
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	18,000	18,397
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	303,000	286,388
Park Aerospace Holdings Ltd. (Ireland)†(c)	5.50%		2/15/2024	382,000	385,682
Total					15,977,949

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric 2.06%
Alfa Desarrollo SpA (Chile)†(c)	4.55%	9/27/2051	$467,736	$356,903
Ausgrid Finance Pty Ltd. (Australia)†(c)	4.35%	8/1/2028	772,000	762,676
Calpine Corp.†	5.125%	3/15/2028	400,000	374,062
Constellation Energy Generation LLC	6.25%	10/1/2039	876,000	921,585
FirstEnergy Corp.	2.65%	3/1/2030	426,000	373,387
FirstEnergy Corp.	4.40%	7/15/2027	556,000	552,589
IPALCO Enterprises, Inc.	4.25%	5/1/2030	779,000	742,798
Minejesa Capital BV (Netherlands)†(c)	4.625%	8/10/2030	900,000	844,875
NRG Energy, Inc.†	4.45%	6/15/2029	1,100,000	1,044,242
Oglethorpe Power Corp.	5.95%	11/1/2039	340,000	370,403
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(c)	3.00%	6/30/2030	474,000	411,226
Southern Co. (The)	4.475%	8/1/2024	2,069,000	2,102,926
Total				8,857,672

Electronics 0.08%
Atkore, Inc.†	4.25%	6/1/2031	390,000	356,860

Energy-Alternate Sources 0.19%
Empresa Generadora de Electricidad Haina SA (Dominican Republic)†(c)	5.625%	11/8/2028	400,000	353,680
TerraForm Power Operating LLC†	4.75%	1/15/2030	469,000	445,573
Total				799,253

Engineering & Construction 0.39%
Cellnex Finance Co. S.A. (Spain)†(c)	3.875%	7/7/2041	500,000	368,730
Fluor Corp.	4.25%	9/15/2028	1,015,000	968,107
IEA Energy Services LLC†	6.625%	8/15/2029	409,000	353,511
Total				1,690,348

Entertainment 0.58%
Affinity Gaming†	6.875%	12/15/2027	540,000	481,082
Cinemark USA, Inc.†	5.25%	7/15/2028	412,000	370,924
Jacobs Entertainment, Inc.†	6.75%	2/15/2029	383,000	354,275
Live Nation Entertainment, Inc.†	3.75%	1/15/2028	404,000	373,660
Mohegan Gaming & Entertainment†	8.00%	2/1/2026	590,000	546,487
Penn National Gaming, Inc.†	4.125%	7/1/2029	439,000	360,241
Total				2,486,669

Environmental Control 0.11%
Madison IAQ LLC†	5.875%	6/30/2029	598,000	468,952

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Food 0.27%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029	$464,000	$404,517
Lamb Weston Holdings, Inc.†	4.125%	1/31/2030	431,000	399,839
SEG Holding LLC/SEG Finance Corp.†	5.625%	10/15/2028	375,000	339,146
Total				1,143,502

Forest Products & Paper 0.12%
Mercer International, Inc. (Canada)(c)	5.125%	2/1/2029	546,000	503,256

Gas 0.40%
National Fuel Gas Co.	3.95%	9/15/2027	1,204,000	1,150,157
National Fuel Gas Co.	5.50%	1/15/2026	558,000	576,669
Total				1,726,826

Health Care-Products 0.18%
Avantor Funding, Inc.†	3.875%	11/1/2029	425,000	395,118
Mozart Debt Merger Sub, Inc.†	3.875%	4/1/2029	419,000	378,797
Total				773,915

Health Care-Services 1.77%
Acadia Healthcare Co., Inc.†	5.00%	4/15/2029	253,000	246,164
Anthem, Inc.	2.25%	5/15/2030	2,000,000	1,755,033
Centene Corp.	2.45%	7/15/2028	218,000	196,111
Centene Corp.	4.25%	12/15/2027	803,000	800,202
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031	331,000	267,642
CHS/Community Health Systems, Inc.†	6.125%	4/1/2030	419,000	305,870
ModivCare Escrow Issuer, Inc.†	5.00%	10/1/2029	413,000	374,360
Radiology Partners, Inc.†	9.25%	2/1/2028	713,000	583,691
Tenet Healthcare Corp.†	6.25%	2/1/2027	223,000	223,284
Tenet Healthcare Corp.	6.75%	6/15/2023	140,000	142,929
UnitedHealth Group, Inc.	4.00%	5/15/2029	2,691,000	2,734,926
Total				7,630,212

Home Builders 0.39%
Century Communities, Inc.†	3.875%	8/15/2029	440,000	381,522
PulteGroup, Inc.	6.375%	5/15/2033	597,000	650,291
Toll Brothers Finance Corp.	3.80%	11/1/2029	530,000	487,538
Toll Brothers Finance Corp.	4.35%	2/15/2028	121,000	116,227
Toll Brothers Finance Corp.	4.875%	3/15/2027	43,000	42,803
Total				1,678,381

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance 0.59%
Assurant, Inc.	2.65%	1/15/2032	$515,000	$421,050
Assurant, Inc.	3.70%	2/22/2030	312,000	285,625
First American Financial Corp.	2.40%	8/15/2031	529,000	428,528
GA Global Funding Trust†	3.85%	4/11/2025	1,077,000	1,070,414
Protective Life Corp.	8.45%	10/15/2039	275,000	353,659
Total				2,559,276

Internet 1.23%
Alibaba Group Holding Ltd. (China)(c)	3.40%	12/6/2027	790,000	762,111
Baidu, Inc. (China)(c)	2.375%	8/23/2031	1,255,000	1,053,352
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	3.50%	3/1/2029	439,000	405,954
JD.com, Inc. (China)(c)	3.875%	4/29/2026	773,000	761,959
Netflix, Inc.	5.875%	11/15/2028	270,000	280,309
Netflix, Inc.	6.375%	5/15/2029	559,000	594,811
Prosus N.V. (Netherlands)†(c)	3.257%	1/19/2027	400,000	356,832
Tencent Holdings Ltd. (China)†(c)	2.39%	6/3/2030	1,250,000	1,067,731
Total				5,283,059

Iron-Steel 0.38%
Commercial Metals Co.	4.125%	1/15/2030	424,000	386,165
Steel Dynamics, Inc.	5.00%	12/15/2026	829,000	841,700
United States Steel Corp.	6.875%	3/1/2029	390,000	390,821
Total				1,618,686

Leisure Time 0.27%
Life Time, Inc.†	5.75%	1/15/2026	401,000	386,275
Royal Caribbean Cruises Ltd.†	5.50%	4/1/2028	406,000	343,356
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	141,000	153,092
Vista Outdoor, Inc.†	4.50%	3/15/2029	311,000	268,048
Total				1,150,771

Lodging 0.17%
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	364,000	357,739
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	390,000	359,533
Total				717,272

Machinery-Diversified 0.38%
nVent Finance Sarl (Luxembourg)(c)	4.55%	4/15/2028	1,279,000	1,270,316
TK Elevator US Newco, Inc.†	5.25%	7/15/2027	382,000	372,973
Total				1,643,289

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Media 1.17%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%		3/1/2030	$413,000	$381,585
Charter Communications Operating LLC/Charter Communications Operating Capital	2.25%		1/15/2029	1,925,000	1,640,144
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%		10/23/2045	787,000	814,324
FactSet Research Systems, Inc.	3.45%		3/1/2032	806,000	728,097
Gray Escrow II, Inc.†	5.375%		11/15/2031	424,000	386,900
Time Warner Cable LLC	7.30%		7/1/2038	981,000	1,088,687
Total					5,039,737

Mining 1.93%
Alcoa Nederland Holding BV (Netherlands)†(c)	4.125%		3/31/2029	381,000	363,590
Alcoa Nederland Holding BV (Netherlands)†(c)	6.125%		5/15/2028	627,000	637,735
Anglo American Capital plc (United Kingdom)†(c)	3.875%		3/16/2029	567,000	539,651
Anglo American Capital plc (United Kingdom)†(c)	4.00%		9/11/2027	1,550,000	1,517,676
FMG Resources August 2006 Pty Ltd. (Australia)†(c)	4.375%		4/1/2031	438,000	391,018
FMG Resources August 2006 Pty Ltd. (Australia)†(c)	4.50%		9/15/2027	320,000	309,360
Freeport Indonesia PT (Indonesia)†(c)	5.315%		4/14/2032	325,000	317,460
Freeport-McMoRan, Inc.	4.125%		3/1/2028	673,000	647,137
Glencore Funding LLC†	2.85%		4/27/2031	1,105,000	950,564
Glencore Funding LLC†	4.875%		3/12/2029	2,071,000	2,080,485
Hecla Mining Co.	7.25%		2/15/2028	164,000	161,029
Novelis Corp.†	3.875%		8/15/2031	414,000	362,314
Total					8,278,019

Miscellaneous Manufacturing 0.15%
Amsted Industries, Inc.†	4.625%		5/15/2030	312,000	281,404
Hillenbrand, Inc.	3.75%		3/1/2031	408,000	360,086
Total					641,490

Multi-National 0.62%
Asian Development Bank (Philippines)(c)	1.585% (SOFR Index + 1.00%	)#	4/6/2027	1,530,000	1,579,122
Inter-American Investment Corp.	2.625%		4/22/2025	1,080,000	1,071,626
Total					2,650,748

Oil & Gas 3.46%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%		2/15/2026	378,000	386,427
California Resources Corp.†	7.125%		2/1/2026	296,000	304,048
Callon Petroleum Co.†	8.00%		8/1/2028	567,000	585,167
Civitas Resources, Inc.†	5.00%		10/15/2026	400,000	383,138

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Colgate Energy Partners III LLC†	7.75%		2/15/2026	$385,000	$392,622
Comstock Resources, Inc.†	6.75%		3/1/2029	474,000	474,142
Continental Resources, Inc.†	5.75%		1/15/2031	2,194,000	2,258,163
EQT Corp.	7.50%		2/1/2030	1,177,000	1,309,530
Gulfport Energy Operating Corp.†	8.00%		5/17/2026	703,517	728,115
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%		2/1/2029	593,000	582,092
Laredo Petroleum, Inc.	9.50%		1/15/2025	765,000	794,384
MEG Energy Corp. (Canada)†(c)	5.875%		2/1/2029	585,000	584,883
Occidental Petroleum Corp.	5.55%		3/15/2026	1,627,000	1,696,636
Occidental Petroleum Corp.	6.125%		1/1/2031	168,000	182,490
Occidental Petroleum Corp.	6.625%		9/1/2030	926,000	1,039,250
Ovintiv, Inc.	6.50%		2/1/2038	600,000	651,916
PBF Holding Co. LLC/PBF Finance Corp.†	9.25%		5/15/2025	408,000	424,818
Petroleos Mexicanos (Mexico)(c)	6.70%		2/16/2032	633,000	548,004
Precision Drilling Corp. (Canada)†(c)	6.875%		1/15/2029	370,000	357,727
Range Resources Corp.	8.25%		1/15/2029	595,000	645,545
SM Energy Co.	6.75%		9/15/2026	178,000	180,388
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(c)	3.25%		8/15/2030	450,000	361,908
Total					14,871,393

Oil & Gas Services 0.18%
NOV, Inc.	3.60%		12/1/2029	416,000	386,292
Weatherford International Ltd.†	8.625%		4/30/2030	400,000	383,120
Total					769,412

Packaging & Containers 0.09%
Ball Corp.	2.875%		8/15/2030	424,000	367,436

Pharmaceuticals 0.84%
180 Medical, Inc.†	3.875%		10/15/2029	616,000	562,081
Bayer Corp.†	6.65%		2/15/2028	203,000	222,474
Bayer US Finance II LLC†	4.25%		12/15/2025	1,694,000	1,710,554
Becton Dickinson & Co.	1.613% (3 Mo. LIBOR + 1.03%	)#	6/6/2022	341,000	341,022
Option Care Health, Inc.†	4.375%		10/31/2029	430,000	393,016
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%		4/30/2028	411,000	394,683
Total					3,623,830

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pipelines 0.92%
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078	$361,000	$296,850
Cheniere Energy Partners LP†	3.25%		1/31/2032	437,000	382,659
CNX Midstream Partners LP†	4.75%		4/15/2030	396,000	353,857
EIG Pearl Holdings Sarl (Luxembourg)†(c)	3.545%		8/31/2036	860,000	763,198
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(c)	3.25%		9/30/2040	802,000	664,782
NGPL PipeCo LLC†	3.25%		7/15/2031	600,000	522,732
NGPL PipeCo LLC†	4.875%		8/15/2027	600,000	606,712
Venture Global Calcasieu Pass LLC†	4.125%		8/15/2031	386,000	362,435
Total					3,953,225

Real Estate 0.15%
Country Garden Holdings Co. Ltd. (China)(c)	3.875%		10/22/2030	464,000	247,080
Kennedy-Wilson, Inc.	4.75%		2/1/2030	446,000	398,552
Total					645,632

REITS 1.15%
Blackstone Mortgage Trust, Inc.†	3.75%		1/15/2027	429,000	392,535
Crown Castle International Corp.	3.30%		7/1/2030	1,477,000	1,347,971
EPR Properties	3.75%		8/15/2029	748,000	657,620
EPR Properties	4.95%		4/15/2028	1,023,000	980,642
Invitation Homes Operating Partnership LP	2.00%		8/15/2031	937,000	752,720
Invitation Homes Operating Partnership LP	2.30%		11/15/2028	399,000	349,163	(a)
Physicians Realty LP	2.625%		11/1/2031	541,000	454,581
Total					4,935,232

Retail 0.59%
CEC Entertainment LLC†	6.75%		5/1/2026	569,000	510,934
LBM Acquisition LLC†	6.25%		1/15/2029	399,000	310,098
Macy’s Retail Holdings LLC	4.50%		12/15/2034	400,000	299,226
Murphy Oil USA, Inc.	4.75%		9/15/2029	375,000	361,138
Park River Holdings, Inc.†	5.625%		2/1/2029	416,000	296,085
Party City Holdings, Inc.†	8.75%		2/15/2026	506,000	384,456
Staples, Inc.†	7.50%		4/15/2026	395,000	365,513
Total					2,527,450

Semiconductors 0.82%
Broadcom, Inc.†	4.15%		4/15/2032	1,947,000	1,825,252
Entegris, Inc.†	3.625%		5/1/2029	353,000	313,002
Microchip Technology, Inc.	4.333%		6/1/2023	598,000	605,149

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Semiconductors (continued)
TSMC Arizona Corp.	3.25%		10/25/2051	$410,000	$334,665
TSMC Arizona Corp.	4.25%		4/22/2032	200,000	200,499
TSMC Global Ltd.	2.25%		4/23/2031	293,000	253,147
Total					3,531,714

Software 1.06%
MSCI, Inc.†	3.625%		11/1/2031	397,000	360,188
Oracle Corp.	2.875%		3/25/2031	4,075,000	3,471,598
Twilio, Inc.	3.875%		3/15/2031	260,000	236,573
Workday, Inc.	3.80%		4/1/2032	504,000	474,431
Total					4,542,790

Telecommunications 0.69%
Frontier Communications Holdings LLC†	5.00%		5/1/2028	398,000	370,936
Frontier Communications Holdings LLC	5.875%		11/1/2029	397,000	335,920
Sprint Capital Corp.	6.875%		11/15/2028	324,000	366,930
T-Mobile USA, Inc.	3.875%		4/15/2030	1,968,000	1,894,496
Total					2,968,282

Transportation 0.08%
Seaspan Corp. (Hong Kong)†(c)	5.50%		8/1/2029	409,000	366,570

Trucking & Leasing 0.08%
Fortress Transportation and Infrastructure Investors LLC†	5.50%		5/1/2028	415,000	357,491
Total Corporate Bonds (cost $197,760,557)					182,505,423

FLOATING RATE LOANS(d) 3.12%

Advertising 0.31%
Lamar Media Corporation 2020 Term Loan B	2.428% (1 Mo. LIBOR + 1.50%	)	2/5/2027	1,397,283	1,346,415

Aerospace 0.32%
AAdvantage Loyalty IP Ltd. 2021 Term Loan (Cayman Islands)(c)	5.813%		4/20/2028	795,000	794,602
Amentum Government Services Holdings LLC Term Loan B	4.56% (1 Mo. LIBOR + 3.50%	)	1/29/2027	598,477	580,149
Total					1,374,751

Building Materials 0.14%
Quikrete Holdings, Inc. 2016 1st Lien Term Loan	–	(e)	2/1/2027	613,431	587,998

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 0.18%
Avolon TLB Borrower 1 (US) LLC 2021 Term Loan B5	3.177% (1 Mo. LIBOR + 2.25%	)	12/1/2027	$821,550	$795,363

Financial 0.42%
Claros Mortgage Trust, Inc. 2021 Term Loan B	–	(e)	8/9/2026	607,222	589,005
Hudson River Trading LLC 2021 Term Loan	4.149%		3/20/2028	657,883	629,719
Jane Street Group, LLC 2021 Term Loan	3.81% (1 Mo. LIBOR + 2.75%	)	1/26/2028	598,485	581,778
Total					1,800,502

Food/Tobacco 0.12%
Sunshine Investments B.V. 2022 USD Term Loan (Netherlands)(c)	–	(e)	4/21/2029	553,846	536,713

Gaming/Leisure 0.48%
Scientific Games Holdings LP 2022 USD Term Loan B	–	(e)	4/4/2029	355,555	342,160
Scientific Games International, Inc. 2022 USD Term Loan	3.882%		4/14/2029	766,764	750,470
SeaWorld Parks & Entertainment, Inc. 2021 Term Loan B	4.063% (1 Mo. LIBOR + 3.00%	)	8/25/2028	598,496	581,813
Station Casinos LLC 2020 Term Loan B	3.31% (1 Mo. LIBOR + 2.25%	)	2/8/2027	398,961	388,490
Total					2,062,933

Government 0.06%
Seminole Tribe of Florida 2018 Term Loan B	2.81% (1 Mo. LIBOR + 1.75%	)	7/8/2024	256,636	257,053

Healthcare 0.24%
Heartland Dental, LLC 2018 1st Lien Term Loan	4.56% (1 Mo. LIBOR + 3.50%	)	4/30/2025	450,786	432,642
Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan	4.756% (3 Mo. LIBOR + 3.75%	)	11/30/2027	599,710	579,596
Total					1,012,238

Housing 0.01%
Icebox Holdco III, Inc. 2021 1st Lien Term Loan	4.756% (3 Mo. LIBOR + 3.75%	)	12/22/2028	23,065	22,009

Insurance 0.13%
Acrisure, LLC 2020 Term Loan B	4.56% (1 Mo. LIBOR + 3.50%	)	2/15/2027	598,473	573,038

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Manufacturing 0.14%
Playtika Holding Corp 2021 Term Loan (Israel)(c)	3.81% (1 Mo. LIBOR + 2.75%	)	3/13/2028		$616,355	$592,601
Service 0.57%
AppLovin Corporation 2021 Term Loan B	–	(e)	10/25/2028		423,257	412,464
Element Materials Technology Group US Holdings, Inc. 2022 USD Delayed Draw Term Loan B(f)	–	(e)	4/12/2029		152,409	147,075
Element Materials Technology Group US Holdings, Inc. 2022 USD Term Loan	–	(e)	4/12/2029		330,222	318,664
KUEHG Corp. 2018 Incremental Term Loan	4.756% (3 Mo. LIBOR + 3.75%	)	2/21/2025		628,856	611,956
Red Planet Borrower, LLC Term Loan B	4.756% (3 Mo. LIBOR + 3.75%	)	10/2/2028		373,554	354,994
Trans Union, LLC 2021 Term Loan B6	3.31% (1 Mo. LIBOR + 2.25%	)	12/1/2028		639,240	625,097
Total						2,470,250
Total Floating Rate Loans (cost $13,787,521)						13,431,864

FOREIGN GOVERNMENT OBLIGATIONS 5.16%

Angola 0.09%
Angolan Government International Bonds†(c)	8.75%		4/14/2032		400,000	378,966

Egypt 0.09%
Egypt Government International Bond†(c)	5.80%		9/30/2027		470,000	393,543

France 0.50%
Caisse d’Amortissement de la Dette Sociale†(c)	3.00%		5/17/2025		2,147,000	2,153,816

Japan 1.62%
Japan International Cooperation Agency(c)	3.25%		5/25/2027		990,000	995,099
Japan Treasury Discount Bill(b)	Zero Coupon		8/8/2022	JPY	770,000,000	5,982,513
Total						6,977,612

Luxembourg 1.83%
European Investment Bank(c)	2.375%		6/15/2022		$7,875,000	7,878,924

Nigeria 0.07%
Republic of Nigeria†(c)	7.143%		2/23/2030		370,000	306,123

Norway 0.70%
Kommunalbanken AS†(c)	1.463% (SOFR + 1.00%	)#	6/17/2026		2,900,000	2,980,746

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Sri Lanka 0.03%
Sri Lanka Government International Bond†(c)(g)	5.875%		7/25/2022	$290,000	$142,100

Sweden 0.23%
Kommuninvest I Sverige AB(c)	2.75%		3/1/2025	970,000	966,837
Total Foreign Government Obligations (cost $22,393,356)					22,178,667

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Government National Mortgage Assoc. 2017-76 AS (Cost $6,338)	2.65%		11/16/2050	6,387	6,052

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 12.48%
Fannie Mae or Freddie Mac(h)	3.00%		TBA	2,843,000	2,703,216
Fannie Mae or Freddie Mac(h)	3.50%		TBA	24,701,000	24,153,994
Fannie Mae or Freddie Mac(h)	4.00%		TBA	6,000,000	5,983,685
Fannie Mae or Freddie Mac(h)	4.50%		TBA	3,950,000	4,008,478
Fannie Mae Pool	3.00%		12/1/2048	1,185,893	1,147,132
Fannie Mae Pool	3.50%		9/1/2051	365,154	364,337
Fannie Mae Pool	4.00%		5/1/2052	864,501	883,886
Fannie Mae Pool	4.00%		5/1/2052	641,078	652,636
Ginnie Mae(h)	3.50%		TBA	4,000,000	3,954,844
Ginnie Mae(h)	4.00%		TBA	3,900,000	3,923,613
Ginnie Mae(h)	4.50%		TBA	1,767,000	1,799,855
Ginnie Mae II pool(h)	4.50%		TBA	3,983,000	4,071,995
Total Government Sponsored Enterprises Pass-Throughs (cost $53,328,591)					53,647,671

MUNICIPAL BONDS 0.31%

Miscellaneous
County of Miami-Dade FL	2.786%		10/1/2037	315,000	243,919
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	221,000	194,244
New Jersey Educational Facilities Authority	3.636%		9/1/2029	182,000	176,420
State of Illinois	5.10%		6/1/2033	710,000	724,599
Total Municipal Bonds (cost $1,489,890)					1,339,182

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.67%
1345 Avenue of the Americas & Park Avenue Plaza Trust 2005-1 A3†	5.278%		8/10/2035	33,350	33,498
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(i)	12/25/2059	32,539	31,832
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.825% (1 Mo. LIBOR + .95%	)#	6/15/2035	450,000	438,239

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BAMLL Commercial Mortgage Securities Trust 2019-AHT B†	2.475% (1 Mo. LIBOR + 1.60%	)#	3/15/2034	$100,000	$97,308
BBCMS Mortgage Trust 2018-TALL E†	3.312% (1 Mo. LIBOR + 2.44%	)#	3/15/2037	64,000	54,179
BBCMS Mortgage Trust 2019-BWAY A†	1.831% (1 Mo. LIBOR + .96%	)#	11/15/2034	311,000	301,802
BBCMS Mortgage Trust 2019-BWAY B†	2.185% (1 Mo. LIBOR + 1.31%	)#	11/15/2034	87,000	84,052
BBCMS Mortgage Trust 2019-BWAY C†	2.485% (1 Mo. LIBOR + 1.61%	)#	11/15/2034	350,000	335,905
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	175,000	170,827
BFLD 2019-DPLO E†	3.115% (1 Mo. LIBOR + 2.24%	)#	10/15/2034	650,000	626,871
BFLD 2019-DPLO F†	3.415% (1 Mo. LIBOR + 2.54%	)#	10/15/2034	410,000	390,431
BHMS 2018-ATLS A†	2.125% (1 Mo. LIBOR + 1.25%	)#	7/15/2035	550,000	535,852
BHMS 2018-ATLS C†	2.775% (1 Mo. LIBOR + 1.90%	)#	7/15/2035	2,000,000	1,912,193
BRAVO Residential Funding Trust 2021-NQM2 A1†	0.97%	#(i)	3/25/2060	1,728,658	1,677,854
BX Commercial Mortgage Trust 2019-XL C†	2.125% (1 Mo. LIBOR + 1.25%	)#	10/15/2036	127,500	125,330
BX Commercial Mortgage Trust 2019-XL D†	2.325% (1 Mo. LIBOR + 1.45%	)#	10/15/2036	144,500	141,786
BX Commercial Mortgage Trust 2019-XL E†	2.675% (1 Mo. LIBOR + 1.80%	)#	10/15/2036	85,000	82,792
BX Commercial Mortgage Trust 2021-VOLT A†	1.575% (1 Mo. LIBOR + .70%	)#	9/15/2036	690,000	658,223
BX Trust 2018-GW A†	1.675% (1 Mo. LIBOR + .80%	)#	5/15/2035	55,000	53,673
BX Trust 2021-ARIA E†	3.12% (1 Mo. LIBOR + 2.24%	)#	10/15/2036	2,000,000	1,888,928
BX Trust 2021-ARIA F†	3.469% (1 Mo. LIBOR + 2.59%	)#	10/15/2036	1,000,000	942,382
CF Trust 2019-BOSS A1	4.75%		12/15/2024	222,000	202,329	(a)
CHT Mortgage Trust 2017-CSMO F†	4.616% (1 Mo. LIBOR + 3.74%	)#	11/15/2036	1,000,000	966,436
CIM Retail Portfolio Trust 2021-RETL E†	4.625% (1 Mo. LIBOR + 3.75%	)#	8/15/2036	862,500	813,832

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust 2016-GC36 AS	3.849%		2/10/2049	$97,572	$96,276
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	485,000	326,013
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(i)	4/15/2049	25,000	19,041
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	100,000	95,376
Commercial Mortgage Pass-Through Certificates 2014-UBS4 D†	4.712%	#(i)	8/10/2047	835,000	686,872
Commercial Mortgage Pass-Through Certificates 2014-UBS6 B	4.349%	#(i)	12/10/2047	50,000	49,395
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.298%	#(i)	2/10/2048	707,000	582,848
Commercial Mortgage Pass-Through Certificates 2015-PC1 AM	4.29%	#(i)	7/10/2050	53,000	52,255
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.304%	#(i)	7/10/2050	50,000	48,911
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.304%	#(i)	7/10/2050	10,000	9,662
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.304%	#(i)	7/10/2050	425,000	375,706
Connecticut Avenue Securities Trust 2021-R01 1B1†	3.684% (1 Mo. SOFR + 3.10%	)#	10/25/2041	400,000	349,689
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	100,547	99,395
Credit Suisse Mortgage Capital Certificates Trust 2020-AFC1 A1†	2.24%	#(i)	2/25/2050	102,520	99,310
CS Master Trust 2021-AHP A†	4.449% (1 Mo. LIBOR + 3.95%	)#	4/15/2025	400,000	375,181	(a)
CS Master Trust 2021-BLUF A†	5.02% (1 Mo. LIBOR + 4.18%	)#	4/15/2023	200,000	198,832	(a)
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.381%	#(i)	11/15/2049	1,250,000	933,608
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	214,129	196,352
CSMC 2021-BHAR C†	2.875% (1 Mo. LIBOR + 2.00%	)#	11/15/2038	1,020,000	1,021,275
DBWF Mortgage Trust 2018-GLKS A†	1.958% (1 Mo. LIBOR + 1.03%	)#	12/19/2030	500,000	488,397
Deephaven Residential Mortgage Trust 2021-3 A1†	1.194%	#(i)	8/25/2066	675,874	624,210

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Ellington Financial Mortgage Trust 2020-2 A1†	1.178%	#(i)	10/25/2065	$63,164	$61,440
Extended Stay America Trust 2021-ESH C†	2.575% (1 Mo. LIBOR + 1.70%	)#	7/15/2038	487,003	474,657
Fannie Mae Connecticut Avenue Securities 2021-R02 2B1†	3.884% (1 Mo. SOFR + 3.30%	)#	11/25/2041	400,000	359,434
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	613,902	593,507
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	600,000	581,655
Freddie Mac STACR REMIC Trust 2021-DNA6 B1†	3.984% (1 Mo. SOFR + 3.40%	)#	10/25/2041	790,000	698,340
Freddie Mac STACR REMIC Trust 2021-HQA3 M2†	2.685% (1 Mo. SOFR + 2.10%	)#	9/25/2041	1,070,000	985,164
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1†	4.234% (1 Mo. SOFR + 3.65%	)#	11/25/2041	680,000	596,550
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	20,868	20,547
Great Wolf Trust 2019-WOLF A†	1.909% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	512,000	501,713
GS Mortgage Securities Corp. II 2021-ARDN B†	2.525% (1 Mo. LIBOR + 1.65%	)#	11/15/2036	870,000	850,286
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.825% (1 Mo. LIBOR + .95%	)#	7/15/2035	99,828	97,884
GS Mortgage Securities Corp. Trust 2019-70P B†	2.195% (1 Mo. LIBOR + 1.32%	)#	10/15/2036	812,724	782,439
GS Mortgage Securities Corp. Trust 2019-70P XCP IO†	Zero Coupon	#(i)	10/15/2036	86,776,000	1,623
GS Mortgage Securities Corp. Trust 2019-SMP B†	2.375% (1 Mo. LIBOR + 1.50%	)#	8/15/2032	525,000	509,986
GS Mortgage Securities Corp. Trust 2019-SMP XCP†	Zero Coupon	#(i)	8/15/2032	36,803,000	784
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#(i)	4/10/2031	154,000	152,787
GS Mortgage Securities Trust 2014-GC26 C	4.525%	#(i)	11/10/2047	50,000	46,035
HONO Mortgage Trust 2021-LULU B†	2.325% (1 Mo. LIBOR + 1.45%	)#	10/15/2036	250,000	242,471
HONO Mortgage Trust 2021-LULU C†	2.725% (1 Mo. LIBOR + 1.85%	)#	10/15/2036	150,000	144,778
JP Morgan Chase Commercial Mortgage Securities Trust 2020-MKST E†	3.125% (1 Mo. LIBOR + 2.25%	)#	12/15/2036	1,000,000	923,052

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust	2.625%		9/15/2029	$237,656	$237,356	(a)
JPMorgan Chase Commercial Mortgage Securities Trust	3.525%		9/15/2029	325,000	324,680	(a)
JPMorgan Chase Commercial Mortgage Securities Trust	4.225%		9/15/2029	325,000	324,470	(a)
JPMorgan Chase Commercial Mortgage Securities Trust	5.225%		9/15/2029	325,000	324,253	(a)
JPMorgan Chase Commercial Mortgage Securities Trust	6.225%		9/15/2029	325,000	323,630	(a)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.805%	#(i)	6/10/2027	100,000	7,094
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.233%	#(i)	7/15/2048	10,000	9,426
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	275,000	274,847
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	2.27% (1 Mo. LIBOR + 1.27%	)#	11/15/2035	10,000	9,899
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	2.60% (1 Mo. LIBOR + 1.60%	)#	11/15/2035	10,000	9,496
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	2.032% (1 Mo. LIBOR + 1.20%	)#	7/5/2033	9,679	9,624
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	2.332% (1 Mo. LIBOR + 1.50%	)#	7/5/2033	26,000	25,829
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	10,000	9,924
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	10,000	9,900
KIND Trust 2021-KIND D†	3.175% (1 Mo. LIBOR + 2.30%	)#	8/15/2038	470,000	442,270
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79%	#(i)	11/15/2032	50,000	49,827
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.79%	#(i)	11/15/2032	50,000	49,747
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(i)	1/26/2060	29,729	28,560
PFP Ltd. 2019-6 C†	2.975% (1 Mo. LIBOR + 2.10%	)#	4/14/2037	332,000	332,249

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Prima Capital CRE Securitization Ltd. 2019-RK1 AG†	4.00%		4/15/2038	$164,588	$150,357	(a)
Prima Capital CRE Securitization Ltd. 2019-RK1 AT†	4.45%		4/15/2038	100,000	86,131
Ready Capital Mortgage Financing LLC 2022-FL8 A†	2.252% (1 Mo. SOFR + 1.65%	)#	1/25/2037	1,350,000	1,307,890
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	7,568	7,331
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	437,582	424,160
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(i)	1/26/2060	28,121	27,679
SG Commercial Mortgage Securities Trust 2019-787E X†	0.305%	#	2/15/2041	1,217,000	25,247
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(i)	2/25/2050	14,133	14,111
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	59,508	58,701
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	289,655	277,872
Verus Securitization Trust 2021-8 A1†	1.824%	#(i)	11/25/2066	1,385,485	1,322,687
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(i)	4/25/2065	160,477	155,886
VMC Finance LLC 2019-FL3 A†	1.987% (1 Mo. LIBOR + 1.10%	)#	9/15/2036	483,059	482,859
Wells Fargo Commercial Mortgage Trust 2013-LC12 B	4.304%	#	7/15/2046	494,000	467,297
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(i)	7/15/2048	1,270,000	1,163,688
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(i)	11/15/2050	146,000	138,131
Wells Fargo Commercial Mortgage Trust 2017-HSDB A†	1.704% (1 Mo. LIBOR + .85%	)#	12/13/2031	200,000	196,910
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	93,512	93,404
WF-RBS Commercial Mortgage Trust 2012-C8 C	4.885%	#(i)	8/15/2045	50,000	49,872
WF-RBS Commercial Mortgage Trust 2013- C12 B	3.863%	#(i)	3/15/2048	25,000	24,991
WF-RBS Commercial Mortgage Trust 2013- C12 C	4.316%	#(i)	3/15/2048	50,000	50,016
Total Non-Agency Commercial Mortgage-Backed Securities (cost $39,321,322)					37,248,591

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 21.14%
U.S. Treasury Bond	2.25%	2/15/2052	$11,039,000	$9,236,538
U.S. Treasury Bond	2.375%	2/15/2042	23,729,000	20,551,539
U.S. Treasury Inflation Indexed Bond(j)	0.25%	2/15/2050	2,602,238	2,254,390
U.S. Treasury Note	2.50%	3/31/2027	17,526,000	17,269,272
U.S. Treasury Note	2.75%	5/15/2025	1,755,000	1,756,645
U.S. Treasury Note	2.75%	4/30/2027	16,953,000	16,892,737
U.S. Treasury Note	2.875%	5/15/2032	22,868,000	22,900,158
Total U.S. Treasury Obligations (cost $94,741,022)				90,861,279
Total Long-Term Investments (cost $491,341,521)				467,058,165

SHORT-TERM INVESTMENTS 2.52%

Repurchase Agreements 2.52%
Repurchase Agreement dated 5/31/2022, 0.100% due 6/1/2022 with Fixed Income Clearing Corp. collateralized by $12,295,900 of U.S. Treasury Note at 0.750% due 1/31/2028; value: $11,026,277; proceeds: $10,810,022 (cost $10,809,992)			10,809,992	10,809,992
Total Investments in Securities 111.18% (cost $502,151,513)				477,868,157
Less Unfunded Loan Commitments (0.03%) (cost $152,010)(k)				(147,075)
Net Investments in Securities 111.15% (cost $501,999,503)				477,721,082
Other Assets and Liabilities – Net(l) (11.15)%				(47,904,896)
Net Assets 100.00%				$429,816,186

CAD	Canadian dollar.
JPY	Japanese Yen.
CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trusts.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2022, the total value of Rule 144A securities was $174,110,002, which represents 40.48% of net assets
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2022.
(a)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2022.
(e)	Interest rate to be determined.

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2022

(f)	Security partially/fully unfunded. See Note (2(o)).
(g)	Security has been fully or partially segregated for open reverse repurchase agreements as of May 31, 2022 (See Note 2(n)).
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(k)	See Note (2(o)).
(l)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at May 31, 2022(1):

Referenced Indexes	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Depreciation(3)
Markit CDX.NA.HY.38(4)(5)	Bank of America	5.00%	6/20/2027	$2,373,000	$(22,536)	$(38,371)	$(15,835)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $15,835.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at May 31, 2022:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Goldman Sachs	2.544%	CPI Urban
		Consumer NSA	3/2/2052	$2,000,000	$9,465

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2022

Credit Default Swaps on Indexes - Sell Protection at May 31, 2022(1):

Referenced Indexes*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	300,000	$(23,512)	$(16,864)	$(40,376)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	650,000	(55,653)	(33,262)	(88,915)
Markit CMBX.NA.BBB-.12	Goldman Sachs	3.000%	8/17/2061	750,000	(28,548)	(73,471)	(102,019)
Markit CMBX.NA.BBB-.12	Morgan Stanley	3.000%	8/17/2061	350,000	(16,816)	(30,793)	(47,609)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	750,000	(61,541)	(39,398)	(100,939)
Markit CMBX.NA.BBB-9	Citibank	3.000%	9/17/2058	875,000	(67,687)	(50,075)	(117,762)
Markit CMBX.NA.BBB-9	Morgan Stanley	3.000%	9/17/2058	625,000	(48,718)	(35,397)	(84,115)
Markit CMBX.NA.BBB-9	Morgan Stanley	3.000%	9/17/2058	750,000	(61,279)	(39,659)	(100,938)
					$(363,754)	$(318,919)	$(682,673)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $318,919.
(4)	Includes upfront payments received.

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2022

Open Forward Foreign Currency Exchange Contracts at May 31, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Bank of America	7/20/2022	791,000	$626,492	$625,209	$1,283

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Japanese yen	Sell	Toronto Dominion Bank	8/8/2022	770,000,000	$5,908,877	$5,999,079	$(90,202)

Open Futures Contracts at May 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	September 2022	39	Short	$(5,008,378)	$(5,010,891)	$(2,513)
U.S. 2-Year Treasury Note	September 2022	241	Long	50,900,085	50,875,476	(24,609)
U.S. 5-Year Treasury Note	September 2022	78	Long	8,840,533	8,810,344	(30,189)
U.S. Ultra Treasury Bond	September 2022	98	Long	15,571,970	15,263,500	(308,470)
Total Unrealized Depreciation on Open Futures Contracts						$(365,781)

Reverse Repurchase Agreement Payable as of May 31, 2022:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
Barclays Bank PLC	$126,750	$200,000 principal, Sri Lanka Government International Bond at 5.875% due 7/25/2022, $98,000 fair value	(5.00%)	2/3/2022	On Demand	$126,680

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $70.

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2022

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$987,317	$1,224,424	$2,211,741
Other	–	37,265,160	1,820,097	39,085,257
Remaining Industries	–	24,542,438	–	24,542,438
Corporate Bonds
REITS	–	4,586,069	349,163	4,935,232
Remaining Industries	–	177,570,191	–	177,570,191
Floating Rate Loans	–	13,431,864	–	13,431,864
Less Unfunded Commitments	–	(147,075)	–	(147,075)
Foreign Government Obligations	–	22,178,667	–	22,178,667
Government Sponsored Enterprises
Collateralized Mortgage Obligations	–	6,052	–	6,052
Government Sponsored Enterprises
Pass-Throughs	–	53,647,671	–	53,647,671
Municipal Bonds	–	1,339,182	–	1,339,182
Non-Agency Commercial
Mortgage-Backed Securities	–	34,787,503	2,461,088	37,248,591
U.S. Treasury Obligations	–	90,861,279	–	90,861,279
Short-Term Investments
Repurchase Agreements	–	10,809,992	–	10,809,992
Total	$–	$471,866,310	$5,854,772	$477,721,082

Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(15,835)	–	(15,835)
Centrally Cleared CPI Swap Contracts
Assets	–	9,465	–	9,465
Liabilities	–	–	–	–
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(682,673)	–	(682,673)
Forward Foreign Currency Exchange Contracts
Assets	–	1,283	–	1,283
Liabilities	–	(90,202)	–	(90,202)
Futures Contracts
Assets	–	–	–	–
Liabilities	(365,781)	–	–	(365,781)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(126,680)	–	(126,680)
Total	$(365,781)	$(904,642)	$–	$(1,270,423)

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(concluded)

CORE PLUS BOND FUND May 31, 2022

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Corporate Bonds	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities
Balance as of December 1, 2021	$2,981,414	$–	$98,806	$2,312,450
Accrued Discounts (Premiums)	(1,378)	34	3	(200)
Realized Gain (Loss)	(2,192)	–	491	–
Change in Unrealized Appreciation (Depreciation)	(302,219)	(47,044)	(494)	(36,789)
Purchases	–	–	–	–
Sales	(357,808)	–	(98,806)	(1,026,187)
Transfers into Level 3	1,427,735	396,173	–	1,211,814
Transfers out of Level 3	(701,031)	–	–	–
Balance as of May 31, 2022	$3,044,521	$349,163	$–	$2,461,088
Change in unrealized appreciation/ depreciation for the period ended May 31, 2022, related to Level 3 investments held at May 31, 2022	$(302,219)	$(47,044)	$–	$(45,495)

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)

CORPORATE BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 92.64%

CORPORATE BONDS 83.67%

Agriculture 0.31%
Cargill, Inc.†	4.375%		4/22/2052	$20,000	$20,200

Airlines 2.17%
American Airlines 2021-1 Class A Pass Through Trust	2.875%		7/11/2034	63,000	55,586
British Airways 2020-1 Class A Pass Through Trust (United Kingdom)†(a)	4.25%		11/15/2032	89,828	86,268
Total					141,854

Banks 22.95%
Bank of America Corp.	2.482% (5 Yr. Treasury CMT + 1.20%	)#	9/21/2036	10,000	8,106
Bank of America Corp.	2.687% (SOFR + 1.32%	)#	4/22/2032	59,000	51,483
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%	)#	7/21/2028	187,000	181,445
Bank of America Corp.	4.571% (SOFR + 1.83%	)#	4/27/2033	15,000	15,166
Bank of Montreal (Canada)(a)	3.803% (USD 5 Yr. Swap rate + 1.43%	)#	12/15/2032	77,000	73,527
BankUnited, Inc.	5.125%		6/11/2030	53,000	52,734
Citigroup, Inc.	2.561% (SOFR + 1.17%	)#	5/1/2032	74,000	63,424
Citigroup, Inc.	2.876% (3 Mo. LIBOR + .95%	)#	7/24/2023	30,000	30,009
Citigroup, Inc.	3.668% (3 Mo. LIBOR + 1.39%	)#	7/24/2028	115,000	111,681
Goldman Sachs Group, Inc. (The)	0.627% (SOFR + 0.54%	)#	11/17/2023	26,000	25,700
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%	)#	7/21/2032	50,000	42,041
Goldman Sachs Group, Inc. (The)	2.908% (3 Mo. LIBOR + 1.05%	)#	6/5/2023	25,000	25,002
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	50,000	58,555
Huntington Bancshares, Inc.	2.487% (1 Yr. Treasury CMT + 1.17%	)#	8/15/2036	22,000	17,864
JPMorgan Chase & Co.	2.58% (SOFR + 1.25%	)#	4/22/2032	125,000	109,139

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%	)#	1/25/2033	$50,000	$44,682
KeyCorp	3.878% (SOFR + 1.25%	)#	5/23/2025	33,000	33,317
Macquarie Group Ltd. (Australia)†(a)	4.654% (3 Mo. LIBOR + 1.73%	)#	3/27/2029	100,000	99,602
Morgan Stanley	2.484% (SOFR + 1.36%	)#	9/16/2036	33,000	26,646
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%	)#	1/23/2030	130,000	130,853
State Street Corp.	4.421% (SOFR + 1.61%	)#	5/13/2033	13,000	13,235
SVB Financial Group	1.80%		2/2/2031	54,000	42,684
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	95,000	87,741
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033	17,000	15,699
Western Alliance Bancorp	3.00% (SOFR + 2.25%	)#	6/15/2031	40,000	37,291
Westpac Banking Corp. (Australia)(a)	4.11% (5 Yr. Treasury CMT + 2.00%	)#	7/24/2034	64,000	60,067
Westpac Banking Corp. (Australia)(a)	4.322% (USD ICE 5 Yr. Swap rate + 2.36%	)#	11/23/2031	41,000	40,166
Total					1,497,859

Chemicals 0.41%
CF Industries, Inc.	5.15%		3/15/2034	13,000	13,367
CF Industries, Inc.	5.375%		3/15/2044	13,000	13,209
Total					26,576

Commercial Services 0.86%
CoStar Group, Inc.†	2.80%		7/15/2030	45,000	38,937
Triton Container International Ltd./TAL International Container Corp.	3.25%		3/15/2032	20,000	17,081
Total					56,018

Computers 1.79%
Dell International LLC/EMC Corp.†	3.375%		12/15/2041	15,000	11,263
Dell International LLC/EMC Corp.	6.02%		6/15/2026	67,000	70,823
Dell International LLC/EMC Corp.	8.35%		7/15/2046	11,000	14,529
Leidos Holdings, Inc.	5.95%		12/1/2040	20,000	19,917
Total					116,532

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 3.48%
Air Lease Corp.	3.125%		12/1/2030	$55,000	$47,057
Aircastle Ltd.†	2.85%		1/26/2028	29,000	25,207
Ally Financial, Inc.	8.00%		11/1/2031	43,000	50,551
American Express Co.	4.989% (SOFR + 2.255%	)#	5/26/2033	12,000	12,463
Aviation Capital Group LLC†	1.95%		1/30/2026	56,000	50,125
Aviation Capital Group LLC†	3.50%		11/1/2027	20,000	18,451
Intercontinental Exchange, Inc.	4.35%		6/15/2029	23,000	23,209
Total					227,063

Electric 10.50%
AES Corp. (The)	2.45%		1/15/2031	15,000	12,499
Cleco Power LLC	6.00%		12/1/2040	20,000	21,972
Constellation Energy Generation LLC	6.25%		10/1/2039	35,000	36,821
Duquesne Light Holdings, Inc.†	2.775%		1/7/2032	48,000	40,497
Emera US Finance LP	4.75%		6/15/2046	30,000	27,785
FirstEnergy Transmission LLC†	4.55%		4/1/2049	10,000	8,530
Georgia Power Co.	4.75%		9/1/2040	49,000	47,104
IPALCO Enterprises, Inc.	4.25%		5/1/2030	39,000	37,188
Narragansett Electric Co. (The)†	3.395%		4/9/2030	30,000	28,239
NRG Energy, Inc.†	4.45%		6/15/2029	44,000	41,770
NSTAR Electric Co.	4.55%		6/1/2052	25,000	25,378
Oglethorpe Power Corp.	5.05%		10/1/2048	17,000	16,817
Oglethorpe Power Corp.	5.95%		11/1/2039	25,000	27,236
Ohio Edison Co.	8.25%		10/15/2038	28,000	37,362
Oncor Electric Delivery Co. LLC†	4.15%		6/1/2032	50,000	51,190
Pacific Gas and Electric Co.	4.55%		7/1/2030	50,000	46,595
Puget Energy, Inc.	4.10%		6/15/2030	55,000	52,519
Southern Co. (The)	4.475%		8/1/2024	26,000	26,426
Tampa Electric Co.	6.15%		5/15/2037	12,000	13,703
Virginia Electric & Power Co.	4.625%		5/15/2052	35,000	36,268
Vistra Operations Co. LLC†	3.55%		7/15/2024	50,000	49,087
Total					684,986

Engineering & Construction 0.73%
Fluor Corp.	4.25%		9/15/2028	50,000	47,690

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Gas 2.92%
National Fuel Gas Co.	3.95%	9/15/2027	$54,000	$51,585
National Fuel Gas Co.	7.395%	3/30/2023	15,000	15,152
NiSource, Inc.	5.95%	6/15/2041	30,000	31,667
Piedmont Natural Gas Co., Inc.	2.50%	3/15/2031	85,000	73,340
Southwest Gas Corp.	4.05%	3/15/2032	20,000	18,993
Total				190,737

Health Care-Services 1.46%
Anthem, Inc.	4.10%	5/15/2032	43,000	43,041
UnitedHealth Group, Inc.	4.20%	5/15/2032	51,000	52,265
Total				95,306

Home Builders 0.48%
Toll Brothers Finance Corp.	3.80%	11/1/2029	16,000	14,718
Toll Brothers Finance Corp.	4.875%	3/15/2027	17,000	16,922
Total				31,640

Insurance 5.67%
Assurant, Inc.	3.70%	2/22/2030	40,000	36,619
Brown & Brown, Inc.	4.20%	3/17/2032	25,000	23,593
CNO Financial Group, Inc.	5.25%	5/30/2025	20,000	20,621
CNO Financial Group, Inc.	5.25%	5/30/2029	35,000	35,529
First American Financial Corp.	2.40%	8/15/2031	34,000	27,542
New York Life Insurance Co.†	4.45%	5/15/2069	60,000	53,940
Protective Life Corp.	8.45%	10/15/2039	33,000	42,439
Securian Financial Group, Inc.†	4.80%	4/15/2048	26,000	24,505
Selective Insurance Group, Inc.	5.375%	3/1/2049	39,000	39,063
Teachers Insurance & Annuity
Association of America†	4.90%	9/15/2044	33,000	33,063
Transatlantic Holdings, Inc.	8.00%	11/30/2039	25,000	33,357
Total				370,271

Internet 1.05%
Netflix, Inc.†	5.375%	11/15/2029	42,000	42,370
VeriSign, Inc.	4.75%	7/15/2027	26,000	25,983
Total				68,353

Iron-Steel 0.20%
Steel Dynamics, Inc.	5.00%	12/15/2026	13,000	13,199

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Lodging 0.49%
Hyatt Hotels Corp.	1.30%	10/1/2023	$33,000	$32,228

Machinery-Diversified 1.36%
Flowserve Corp.	2.80%	1/15/2032	50,000	40,951
nVent Finance Sarl (Luxembourg)(a)	4.55%	4/15/2028	48,000	47,674
Total				88,625

Media 2.65%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045	85,000	87,951
Comcast Corp.	3.25%	11/1/2039	60,000	52,293
FactSet Research Systems, Inc.	3.45%	3/1/2032	36,000	32,521
Total				172,765

Mining 0.65%
Glencore Finance Canada Ltd. (Canada)†(a)	5.55%	10/25/2042	43,000	42,380

Miscellaneous Manufacturing 0.46%
Pentair Finance Sarl (Luxembourg)(a)	3.15%	9/15/2022	30,000	29,910

Oil & Gas 5.58%
Canadian Natural Resources Ltd. (Canada)(a)	7.20%	1/15/2032	31,000	36,384
Continental Resources, Inc.†	5.75%	1/15/2031	62,000	63,813
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	68,000	69,432
Eni USA, Inc.	7.30%	11/15/2027	50,000	56,696
EQT Corp.	7.50%	2/1/2030	30,000	33,378
Ovintiv, Inc.	6.625%	8/15/2037	35,000	38,500
Suncor Energy, Inc. (Canada)(a)	7.875%	6/15/2026	23,000	26,219
Viper Energy Partners LP†	5.375%	11/1/2027	40,000	39,889
Total				364,311

Oil & Gas Services 1.27%
Halliburton Co.	7.45%	9/15/2039	30,000	36,751
NOV, Inc.	3.60%	12/1/2029	50,000	46,429
Total				83,180

Pharmaceuticals 2.10%
Bayer Corp.†	6.65%	2/15/2028	63,000	69,044
Cigna Corp.	6.125%	11/15/2041	60,000	67,752
Total				136,796

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines 2.02%
Eastern Gas Transmission & Storage, Inc.†	3.00%	11/15/2029	$60,000	$54,253
Eastern Gas Transmission & Storage, Inc.†	4.60%	12/15/2044	35,000	32,108
NGPL PipeCo LLC†	4.875%	8/15/2027	45,000	45,504
Total				131,865

REITS 3.66%
American Homes 4 Rent LP	4.90%	2/15/2029	25,000	25,265
Crown Castle International Corp.	3.30%	7/1/2030	63,000	57,496
EPR Properties	4.95%	4/15/2028	64,000	61,350
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	45,000	45,696
Invitation Homes Operating Partnership LP	2.00%	8/15/2031	33,000	26,510
Invitation Homes Operating Partnership LP	2.30%	11/15/2028	12,000	10,501	(b)
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025	12,000	11,729
Total				238,547

Semiconductors 2.11%
Broadcom, Inc.†	4.15%	4/15/2032	87,000	81,560
Qorvo, Inc.	4.375%	10/15/2029	60,000	56,374
Total				137,934

Software 3.34%
MSCI, Inc.†	3.25%	8/15/2033	45,000	39,344
Oracle Corp.	5.375%	7/15/2040	61,000	58,685
Oracle Corp.	6.125%	7/8/2039	55,000	57,273
Take-Two Interactive Software, Inc.	4.00%	4/14/2032	36,000	34,596
Workday, Inc.	3.80%	4/1/2032	30,000	28,240
Total				218,138

Telecommunications 2.57%
AT&T, Inc.	3.50%	9/15/2053	100,000	80,774
T-Mobile USA, Inc.	3.50%	4/15/2031	95,000	86,866
Total				167,640

Transportation 0.43%
Burlington Northern Santa Fe LLC(c)	4.45%	1/15/2053	23,000	22,873
Ryder System, Inc.	1.75%	9/1/2026	6,000	5,501
Total				28,374
Total Corporate Bonds (cost $6,136,297)				5,460,977

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FLOATING RATE LOANS(d) 6.35%

Chemicals 0.53%
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	2.585% (3 Mo. LIBOR + 1.25%	)	1/17/2023	$7,472	$7,463
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	2.96% (3 Mo. LIBOR + 1.63%	)	1/17/2025	27,086	27,052
Total					34,515

Diversified Financial Services 2.33%
Avolon TLB Borrower 1 (US) LLC 2021 Term Loan B5	3.177% (1 Mo. LIBOR + 2.25%	)	12/1/2027	85,078	82,366
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(a)	2.756% (3 Mo. LIBOR + 1.75%	)	10/6/2023	70,000	69,552
Total					151,918

Energy 1.80%
Southwestern Energy Company 2021 Term Loan	–	(e)	6/22/2027	118,838	117,650

Entertainment 0.33%
Churchill Downs Incorporated 2021 Incremental Term Loan B1	3.06% (1 Mo. LIBOR + 2.00%	)	3/17/2028	22,542	21,603

Food 0.46%
JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)(a)	2.804% (6 Mo. LIBOR + 2.00%	)	5/1/2026	30,381	29,921

Government 0.50%
Seminole Tribe of Florida 2018 Term Loan B	2.81% (1 Mo. LIBOR + 1.75%	)	7/8/2024	32,688	32,741

Media 0.29%
Charter Communications Operating, LLC 2019 Term Loan B1	2.81% (1 Mo. LIBOR + 1.75%	)	4/30/2025	18,938	18,761

Pipelines 0.11%
Cheniere Corpus Christi Holdings, LLC Delayed Draw Term Loan Tranche 2	2.81% (1 Mo. LIBOR + 1.75%	)	6/30/2024	7,284	7,268
Total Floating Rate Loans (cost $420,923)					414,377

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
MUNICIPAL BONDS 0.74%

Miscellaneous
County of Miami-Dade FL	2.786%	10/1/2037	$10,000	$7,743
State of Illinois	5.10%	6/1/2033	40,000	40,823
Total Municipal Bonds (cost $53,105)				48,566

U.S. TREASURY OBLIGATIONS 1.88%
U.S. Treasury Bond	2.375%	2/15/2042	79,000	68,422
U.S. Treasury Note	2.50%	3/31/2027	4,000	3,941
U.S. Treasury Note	2.75%	4/30/2027	3,000	2,989
U.S. Treasury Note	2.875%	5/15/2032	47,000	47,066
Total U.S. Treasury Obligations (cost $124,476)				122,418
Total Long-Term Investments (cost $6,734,801)				6,046,338

SHORT-TERM INVESTMENTS 2.09%

REPURCHASE AGREEMENTS 2.09%
Repurchase Agreement dated 5/31/2022, 0.100% due 6/1/2022 with Fixed Income Clearing Corp. collateralized by $139,800 of U.S. Treasury Note at 2.625% due 5/31/2027; value: $139,221; proceeds: $136,446 (cost $136,445)			136,445	136,445
Total Investments in Securities 94.73% (cost $6,871,246)				6,182,783
Other Assets and Liabilities – Net(f) 5.27%				343,625
Net Assets 100.00%				$6,526,408

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trusts.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2022, the total value of Rule 144A securities was $1,272,300, which represents 19.49% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2022.
(a)	Foreign security traded in U.S. dollars.
(b)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Securities purchased on a when-issued basis (See Note 2(j)).
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2022.
(e)	Interest rate to be determined.
(f)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts as follows:

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CORPORATE BOND FUND May 31, 2022

Open Futures Contracts at May 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	September 2022	7	Short	$(840,043)	$(836,172)	$3,871
U.S. 10-Year Ultra Treasury Note	September 2022	2	Short	(258,672)	(256,969)	1,703
Total Unrealized Appreciation on Open Futures Contracts						$5,574

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2022	4	Long	$ 844,814	$ 844,406	$ (408)
U.S. 5-Year Treasury Note	September 2022	4	Long	453,361	451,813	(1,548)
U.S. Ultra Treasury Bond	September 2022	4	Long	635,591	623,000	(12,591)
Total Unrealized Depreciation on Open Futures Contracts						$(14,547)

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds
REITS	$–	$228,046	$10,501	$238,547
Remaining Industries	–	5,222,430	–	5,222,430
Floating Rate Loans	–	414,377	–	414,377
Municipal Bonds	–	48,566	–	48,566
U.S. Treasury Obligations	–	122,418	–	122,418
Short-Term Investments
Repurchase Agreements	–	136,445	–	136,445
Total	$–	$6,172,282	$10,501	$6,182,783
Other Financial Instruments
Futures Contracts
Assets	$5,574	$–	$–	$5,574
Liabilities	(14,547)	–	–	(14,547)
Total	$(8,973)	$–	$–	$(8,973)

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)

FLOATING RATE FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 90.55%

ASSET-BACKED SECURITIES 0.82%

Other
AMMC CLO Ltd. 2021-24A D†	4.463% (3 Mo. LIBOR + 3.40%	)#	1/20/2035	$10,000,000	$9,497,609
Carlyle US CLO Ltd. 2019-3A CR†	4.263% (3 Mo. LIBOR + 3.20%	)#	10/20/2032	3,750,000	3,560,653
CIFC Funding II Ltd. 2020-2A DR†	4.113% (3 Mo. LIBOR + 3.05%	)#	10/20/2034	4,000,000	3,704,865
CIFC Funding III Ltd. 2021-3A D†	4.044% (3 Mo. LIBOR + 3.00%	)#	7/15/2036	5,250,000	4,855,959
CIFC Funding Ltd. 2019-1A DR†	4.163% (3 Mo. LIBOR + 3.10%	)#	4/20/2032	2,000,000	1,894,873
Eaton Vance CLO Ltd. 2020-1A DR†	4.144% (3 Mo. LIBOR + 3.10%	)#	10/15/2034	3,000,000	2,790,444
Invesco CLO Ltd. 2021-3A D†	4.136% (3 Mo. LIBOR + 3.00%	)#	10/22/2034	10,000,000	9,079,129
KKR CLO Ltd. 38A D†	4.48% (3 Mo. Term SOFR + 3.65%	)#	4/15/2033	9,000,000	8,524,962
Octagon 56 Ltd. 2021-1A D†	4.244% (3 Mo. LIBOR + 3.20%	)#	10/15/2034	6,500,000	6,092,807
Octagon 57 Ltd. 2021-1A D†	4.144% (3 Mo. LIBOR + 3.10%	)#	10/15/2034	5,000,000	4,653,177
Octagon Investment Partners 44 Ltd. 2019-1A DR†	4.294% (3 Mo. LIBOR + 3.25%	)#	10/15/2034	4,400,000	4,137,182
OHA Credit Funding 6 Ltd. 2020-6A DR†	4.213% (3 Mo. LIBOR + 3.15%	)#	7/20/2034	4,000,000	3,738,582
Signal Peak CLO Ltd. 2018-5A E†	6.834% (3 Mo. LIBOR + 5.65%	)#	4/25/2031	1,050,000	936,800	(a)
THL Credit Wind River CLO Ltd. 2018-3A D†	4.013% (3 Mo. LIBOR + 2.95%	)#	1/20/2031	1,735,765	1,631,609
TICP CLO IX Ltd. 2017-9A D†	3.963% (3 Mo. LIBOR + 2.90%	)#	1/20/2031	4,000,000	3,749,362
Total Asset-Backed Securities (cost $72,503,663)					68,848,013

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

Investments			Shares	Fair Value
COMMON STOCKS 0.59%

Electric-Generation 0.00%
Frontera Generation Holdings LLC			209,679	$65,525

Machinery 0.09%
TNT Crane & Rigging, Inc.			528,781	7,755,367

Media 0.04%
iHeartMedia, Inc. Class A*			250,448	2,955,286

Miscellaneous Financials 0.26%
UTEX Industries, Inc.			297,535	21,868,822	(a)

Specialty Retail 0.17%
Chinos Intermediate			1,168,678	13,750,081
Chinos Intermediate			147,340	596,727
Total				14,346,808

Transportation Infrastructure 0.03%
ACBL Holdings Corp.			95,210	2,047,015
Total Common Stocks (cost $42,439,686)				49,038,823

	Interest Rate	Maturity Date	Principal Amount
CONVERTIBLE BONDS 0.09%

Commercial Services
Chegg, Inc. (cost $7,770,547)	Zero Coupon	9/1/2026	$9,487,000	7,399,860

CORPORATE BONDS 9.65%

Advertising 0.12%
Midas OpCo Holdings LLC†	5.625%	8/15/2029	11,152,000	10,111,686

Agriculture 0.04%
Darling Ingredients, Inc.†(b)	6.00%	6/15/2030	3,148,000	3,148,000

Building Materials 0.11%
Standard Industries, Inc.†	5.00%	2/15/2027	9,451,000	9,167,659

Chemicals 0.21%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028	12,745,000	12,211,622
LSF11 A5 HoldCo LLC†	6.625%	10/15/2029	6,503,000	5,571,965
Total				17,783,587

See Notes to Financial Statements.	89

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Coal 0.19%
SunCoke Energy, Inc.†	4.875%	6/30/2029		$7,115,000	$6,345,157
Warrior Met Coal, Inc.†	7.875%	12/1/2028		9,176,000	9,192,792
Total					15,537,949

Commercial Services 0.25%
Ahern Rentals, Inc.†	7.375%	5/15/2023		10,203,000	9,081,080
ZipRecruiter, Inc.†	5.00%	1/15/2030		12,570,000	11,881,415
Total					20,962,495

Computers 0.23%
Ahead DB Holdings LLC†	6.625%	5/1/2028		9,064,000	7,750,267
Condor Merger Sub, Inc.†	7.375%	2/15/2030		13,105,000	11,496,492
Total					19,246,759

Distribution/Wholesale 0.27%
KAR Auction Services, Inc.†	5.125%	6/1/2025		13,000,000	13,049,010
Resideo Funding, Inc.†	4.00%	9/1/2029		11,080,000	9,414,621
Total					22,463,631

Diversified Financial Services 1.06%
Asteroid Private Merger Sub, Inc.†	8.50%	11/15/2029		9,774,000	8,521,835
Coinbase Global, Inc.†	3.375%	10/1/2028		14,042,000	10,292,716
Global Aircraft Leasing Co. Ltd. PIK 7.25% (Cayman Islands)†(c)	6.50%	9/15/2024		15,714,212	12,501,171
Jefferson Capital Holdings LLC†	6.00%	8/15/2026		9,237,000	8,680,790
Jerrold Finco plc†(d)	5.25%	1/15/2027	GBP	6,696,000	7,910,276
Midcap Financial Issuer Trust†	6.50%	5/1/2028		$7,347,000	6,273,804
Navient Corp.	6.75%	6/25/2025		12,158,000	12,252,893
PRA Group, Inc.†	5.00%	10/1/2029		13,498,000	12,152,456
VistaJet Malta Finance plc/XO Management Holding, Inc. (Malta)†(c)	6.375%	2/1/2030		11,052,000	9,412,988
Total					87,998,929

Energy-Alternate Sources 0.19%
Sunnova Energy Corp.†	5.875%	9/1/2026		9,064,000	8,154,700
TerraForm Power Operating LLC†	4.75%	1/15/2030		7,583,000	7,204,229
Total					15,358,929

90	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Entertainment 0.96%
Affinity Gaming†	6.875%	12/15/2027		$2,674,000	$2,382,245
ASR Media and Sponsorship SpA(d)	5.125%	8/1/2024	EUR	6,285,931	6,242,141
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%	7/1/2025		$8,125,000	8,167,372
CDI Escrow Issuer, Inc.†	5.75%	4/1/2030		14,180,000	13,927,667
Cinemark USA, Inc.†	5.25%	7/15/2028		9,000,000	8,102,700
Live Nation Entertainment, Inc.†	4.75%	10/15/2027		10,370,000	9,917,557
Live Nation Entertainment, Inc.†	4.875%	11/1/2024		13,229,000	13,137,786
Mohegan Gaming & Entertainment†	8.00%	2/1/2026		10,027,000	9,287,509
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc.†	8.50%	11/15/2027		8,269,000	8,982,201
Total					80,147,178

Environmental Control 0.19%
GFL Environmental, Inc. (Canada)†(c)	3.75%	8/1/2025		16,150,000	15,728,162

Food Service 0.12%
Aramark Services, Inc.†	6.375%	5/1/2025		10,000,000	10,260,950

Insurance 0.12%
Ardonagh Midco 2 plc PIK 12.75% (United Kingdom)†(c)	11.50%	1/15/2027		9,740,272	10,117,705

Internet 0.31%
Millennium Escrow Corp.†	6.625%	8/1/2026		13,546,000	11,939,260
NortonLifeLock, Inc.†	5.00%	4/15/2025		14,170,000	14,170,213
Total					26,109,473

Investment Companies 0.11%
Hightower Holding LLC†	6.75%	4/15/2029		10,377,000	8,775,111

Iron-Steel 0.11%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(c)	8.75%	7/15/2026		10,489,000	9,446,551

Leisure Time 0.14%
Lindblad Expeditions LLC†	6.75%	2/15/2027		12,228,000	11,930,004

Lodging 0.08%
Full House Resorts, Inc.†	8.25%	2/15/2028		7,576,000	6,870,258

Machinery-Diversified 0.09%
SPX FLOW, Inc.†	8.75%	4/1/2030		8,462,000	7,165,875

See Notes to Financial Statements.	91

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Media 0.46%
AMC Networks, Inc.	5.00%	4/1/2024	$18,894,000	$18,865,943
Univision Communications, Inc.†	5.125%	2/15/2025	12,921,000	12,775,897
Urban One, Inc.†	7.375%	2/1/2028	7,004,000	6,624,348
Total				38,266,188

Mining 0.00%
Mirabela Nickel Ltd.	1.00%	9/10/2044	51,005	5	(e)

Miscellaneous Manufacturing 0.15%
LSB Industries, Inc.†	6.25%	10/15/2028	12,373,000	12,254,465

Oil & Gas 1.98%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026	12,063,000	12,331,945
Berry Petroleum Co. LLC†	7.00%	2/15/2026	9,282,000	9,000,883
California Resources Corp.†	7.125%	2/1/2026	12,117,000	12,446,461
Callon Petroleum Co.†	8.00%	8/1/2028	9,920,000	10,237,837
Centennial Resource Production LLC†	6.875%	4/1/2027	5,947,000	5,958,210
CNX Resources Corp.†	6.00%	1/15/2029	9,500,000	9,457,250
Colgate Energy Partners III LLC†	7.75%	2/15/2026	7,268,000	7,411,881
Comstock Resources, Inc.†	5.875%	1/15/2030	1,916,000	1,831,753
Comstock Resources, Inc.†	6.75%	3/1/2029	6,350,000	6,351,905
Crescent Energy Finance LLC†	7.25%	5/1/2026	13,006,000	12,641,832
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	12,696,000	12,810,518
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	9,648,000	9,667,971
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	8,080,000	7,931,368
Laredo Petroleum, Inc.	9.50%	1/15/2025	12,013,000	12,474,419
MEG Energy Corp. (Canada)†(c)	7.125%	2/1/2027	8,024,000	8,407,708
Precision Drilling Corp. (Canada)†(c)	6.875%	1/15/2029	6,237,000	6,030,119
Range Resources Corp.†	4.75%	2/15/2030	6,463,000	6,335,679
Rockcliff Energy II LLC†	5.50%	10/15/2029	9,971,000	9,444,033
SM Energy Co.	6.50%	7/15/2028	4,603,000	4,579,985
Total				165,351,757

Oil & Gas Services 0.08%
Welltec International ApS (Denmark)†(c)	8.25%	10/15/2026	5,296,000	5,255,015
Welltec International ApS (Denmark)(c)	8.25%	10/15/2026	1,243,000	1,233,381
Total				6,488,396

Pharmaceuticals 0.08%
Owens & Minor, Inc.†	6.625%	4/1/2030	6,752,000	6,688,734

92	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Pipelines 0.03%
EnLink Midstream Partners LP	4.40%	4/1/2024		$2,502,000	$2,504,652

Real Estate 0.28%
Hunt Cos., Inc.†	5.25%	4/15/2029		11,978,000	11,316,036
Kennedy-Wilson, Inc.	4.75%	3/1/2029		4,807,000	4,323,560
Kennedy-Wilson, Inc.	4.75%	2/1/2030		8,915,000	7,966,578
Total					23,606,174

REITS 0.58%
Blackstone Mortgage Trust, Inc.†	3.75%	1/15/2027		10,142,000	9,279,930
iStar, Inc.	4.25%	8/1/2025		12,425,000	12,286,026
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027		13,847,000	12,517,772
VICI Properties LP	4.375%	5/15/2025		10,000,000	9,967,850
VICI Properties LP/VICI Note Co., Inc.†	3.50%	2/15/2025		4,723,000	4,527,846
Total					48,579,424

Retail 0.41%
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		9,592,000	6,156,433
Park River Holdings, Inc.†	6.75%	8/1/2029		9,396,000	6,829,381
Party City Holdings, Inc.†	6.625%	8/1/2026		1,117,000	670,200
Punch Finance plc†(d)	6.125%	6/30/2026	GBP	5,109,000	5,938,761
Punch Finance plc(d)	6.125%	6/30/2026	GBP	3,400,000	3,952,199
Stonegate Pub Co. Financing 2019 plc(d)	8.25%	7/31/2025	GBP	8,328,000	10,281,898
Total					33,828,872

Software 0.31%
Minerva Merger Sub, Inc.†	6.50%	2/15/2030		$28,432,000	26,136,685

Telecommunications 0.08%
Frontier Communications Holdings LLC†	6.75%	5/1/2029		7,600,000	6,711,294

Transportation 0.21%
Carriage Purchaser, Inc.†	7.875%	10/15/2029		11,612,000	9,255,693
Seaspan Corp. (Hong Kong)†(c)	5.50%	8/1/2029		9,592,000	8,596,925
Total					17,852,618

Trucking & Leasing 0.10%
Fortress Transportation and Infrastructure Investors LLC†	5.50%	5/1/2028		9,230,000	7,950,953
Total Corporate Bonds (cost $861,861,855)					804,551,108

See Notes to Financial Statements.	93

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

Investments				Shares	Fair Value
EXCHANGE–TRADED FUND 0.50%

Financials
SPDR Blackstone Senior Loan ETF (cost $41,929,374)				970,073	$41,732,541

	Interest Rate		Maturity Date	Principal Amount

FLOATING RATE LOANS(f) 78.53%

Aerospace 4.66%
AAdvantage Loyalty IP Ltd. 2021 Term Loan (Cayman Islands)(c)	5.813%		4/20/2028	$58,601,003	58,571,703
Air Canada 2021 Term Loan B (Canada)(c)	4.25% (3 Mo. LIBOR + 3.50%	)	8/11/2028	22,894,497	22,386,583
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(c)	7.56% (1 Mo. LIBOR + 6.50%	)	3/6/2024	7,147,823	6,754,693
Alloy Finco Limited USD Holdco Term Loan PIK 13.50% (Jersey)(c)	0.50%		3/6/2025	16,230,271	16,311,422
Amentum Government Services Holdings LLC Term Loan B	4.56% (1 Mo. LIBOR + 3.50%	)	1/29/2027	15,346,428	14,876,444
Arcline FM Holdings, LLC 2021 1st Lien Term Loan	5.50% (3 Mo. LIBOR + 4.75%	)	6/23/2028	28,023,608	26,902,664
Atlas CC Acquisition Corp Term Loan B	5.825% (3 Mo. LIBOR + 4.25%	)	5/25/2028	19,985,530	19,119,557
Atlas CC Acquisition Corp Term Loan C	5.00% (3 Mo. LIBOR + 4.25%	)	5/25/2028	4,064,854	3,888,724
Bleriot US Bidco Inc. 2021 Term Loan B	5.006% (3 Mo. LIBOR + 4.00%	)	10/31/2026	11,328,470	11,125,521
Cobham Ultra SeniorCo S.a.r.l USD Term Loan B	–	(g)	11/17/2028	28,637,162	27,622,977
Jazz Acquisition, Inc. 2019 1st Lien Term Loan	5.31% (1 Mo. LIBOR + 4.25%	)	6/19/2026	10,730,274	10,282,070
Jazz Acquisition, Inc. 2019 2nd Lien Term Loan	9.06% (1 Mo. LIBOR + 8.00%	)	6/18/2027	5,291,378	4,841,611
KKR Apple Bidco, LLC 2021 Term Loan	4.06% (1 Mo. LIBOR + 3.00%	)	9/23/2028	10,679,963	10,259,493
MHI Holdings,LLC Term Loan B	6.06% (1 Mo. LIBOR + 5.00%	)	9/21/2026	18,227,073	17,919,582
Mileage Plus Holdings LLC 2020 Term Loan B	6.25% (3 Mo. LIBOR + 5.25%	)	6/21/2027	25,278,083	25,715,141

94	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Aerospace (continued)
Peraton Corp. 2nd Lien Term Loan B1	8.594% (1 Mo. LIBOR + 7.75%	)	2/1/2029	$9,071,727	$8,746,687
Peraton Corp. Term Loan B	4.81% (1 Mo. LIBOR + 3.75%	)	2/1/2028	43,072,723	41,877,455
Spirit Aerosystems, Inc. 2021 Term Loan B	4.81% (1 Mo. LIBOR + 3.75%	)	1/15/2025	10,306,181	10,078,620
United Airlines, Inc. 2021 Term Loan B	4.711% (1 Mo. LIBOR + 3.75%	)	4/21/2028	22,006,443	21,515,919
Vertex Aerospace Services Corp. 2021 First Lien Term Loan	5.575% (3 Mo. LIBOR + 4.00%	)	12/6/2028	9,407,777	9,179,638
WP CPP Holdings, LLC 2018 2nd Lien Term Loan	8.99% (3 Mo. LIBOR + 7.75%	)	4/30/2026	4,806,117	4,205,352
WP CPP Holdings, LLC 2018 Term Loan	4.81% - 4.99% (1 Mo. LIBOR + 3.75% (3 Mo. LIBOR + 3.75%	) )	4/30/2025	17,970,887	16,308,580
Total					388,490,436

Automotive 0.75%
American Trailer World Corp. Term Loan B	4.634%		3/3/2028	10,578,090	9,545,087
Autokiniton US Holdings, Inc. 2021 Term Loan B	5.345% (1 Mo. LIBOR + 4.50%	)	4/6/2028	7,596,608	7,235,769
Avis Budget Car Rental, LLC 2020 Term Loan B	2.81% (1 Mo. LIBOR + 1.75%	)	8/6/2027	20,183,253	18,941,579
Belron Finance US LLC 2021 USD Term Loan B	3.875% (3 Mo. LIBOR + 2.50%	)	4/13/2028	6,728,378	6,593,810
DexKo Global Inc. 2021 USD Term Loan B	4.717% (3 Mo. LIBOR + 3.75%	)	10/4/2028	11,025,539	10,355,352
DexKo Global Inc. 2021 USD Delayed Draw Term Loan	3.75% - 4.72% (3 Mo. LIBOR + 3.75%	)	10/4/2028	2,100,103	1,972,448
RVR Dealership Holdings, LLC Term Loan B	–	(g)	2/8/2028	8,421,351	7,579,216
Total					62,223,261

Chemicals 1.01%
Aruba Investments, Inc. 2020 2nd Lien Term Loan	8.724% (1 Mo. LIBOR + 7.75%	)	11/24/2028	3,908,156	3,829,993
Aruba Investments, Inc. 2020 USD Term Loan	4.974% (1 Mo. LIBOR + 3.75%	)	11/24/2027	9,672,925	9,257,812
Hexion Holdings Corporation 2022 USD Term Loan	–	(g)	3/15/2029	9,400,886	8,899,537
INEOS Styrolution US Holding LLC 2021 USD Term Loan B	3.81% (1 Mo. LIBOR + 2.75%	)	1/29/2026	12,680,115	12,333,694

See Notes to Financial Statements.	95

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Chemicals (continued)
Lonza Group AG USD Term Loan B (Luxembourg)(c)	5.006% (3 Mo. LIBOR + 4.00%	)	7/3/2028	$11,361,777	$10,601,958
LSF11 A5 Holdco LLC Term Loan	4.649%		10/15/2028	9,109,234	8,733,478
PMHC II, Inc. 2022 Term Loan B	–	(g)	4/23/2029	22,800,312	20,528,375
Sparta U.S. HoldCo LLC 2021 Term Loan	4.30% (1 Mo. LIBOR + 3.50%	)	8/2/2028	10,021,467	9,770,930
Total					83,955,777

Consumer Durables 0.31%
19th Holdings Golf, LLC 2022 Term Loan B	–	(g)	2/7/2029	15,027,699	14,201,176
Springs Windows Fashions, LLC 2021 Term Loan B	4.928% (1 Mo. LIBOR + 4.00%	)	10/6/2028	13,657,844	11,889,153
Total					26,090,329

Consumer Non-Durables 1.14%
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B	–	(g)	7/31/2028	19,077,500	18,195,165
AI Aqua Merger Sub, Inc. 2022 Delayed Draw Term loan	–	(g)	7/31/2028	3,489,970	3,324,197
AI Aqua Merger Sub, Inc. 2022 Term Loan B	–	(g)	7/31/2028	15,355,870	14,626,466
Anastasia Parent, LLC 2018 Term Loan B	4.756% (3 Mo. LIBOR + 3.75%	)	8/11/2025	22,024,066	18,454,845
Olaplex, Inc 2022 Term Loan	–	(g)	2/23/2029	19,287,054	18,756,660
Pretium PKG Holdings, Inc. 2021 2nd Lien Term Loan	7.55% - 7.72% (3 Mo. LIBOR + 6.75%	)	10/1/2029	16,065,643	14,271,593
WW International, Inc. 2021 Term Loan B	4.56% (1 Mo. LIBOR + 3.50%)		4/13/2028	9,178,202	7,728,046
Total					95,356,972

Energy 2.30%
AL GCX Holdings, LLC Term Loan B	–	(g)	5/17/2029	10,817,521	10,621,453
AL NGPL Holdings, LLC Term Loan B	4.75% (3 Mo. LIBOR + 3.75%	)	4/14/2028	18,297,769	18,074,810
BCP Raptor II, LLC 1st Lien Term Loan	5.81% (1 Mo. LIBOR + 4.75%	)	11/3/2025	6,394,094	6,325,358
BCP Renaissance Parent LLC 2022 Term Loan B3	–	(g)	10/31/2026	14,111,666	13,768,894
Brazos Delaware II, LLC Term Loan B	4.974% (1 Mo. LIBOR + 4.00%	)	5/21/2025	14,296,811	13,978,707
CQP Holdco LP 2021 Term Loan B	4.756% (3 Mo. LIBOR + 3.75%	)	6/5/2028	26,584,907	25,924,936
Freeport LNG Investments, LLLP Term Loan B	4.563%		12/21/2028	33,548,922	32,601,165

96	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Energy (continued)
Medallion Midland Acquisition, LLC 2021 Term Loan	4.81% (1 Mo. LIBOR + 3.75%	)	10/18/2028	$19,546,714	$18,990,903
Oryx Midstream Services Permian Basin LLC Term Loan B	4.705% (3 Mo. LIBOR + 3.25%	)	10/5/2028	26,099,272	25,330,518
Southwestern Energy Company 2021 Term Loan	–	(g)	6/22/2027	9,871,081	9,772,371
Ulterra Drilling Technologies, LP Term Loan B	6.31% (1 Mo. LIBOR + 5.25%	)	11/26/2025	16,647,552	16,028,513
Total					191,417,628

Financial 6.13%
Acrisure, LLC 2021 First Lien Term Loan B	5.31% (1 Mo. LIBOR + 4.25%	)	2/15/2027	32,482,644	31,751,785
Advisor Group, Inc. 2021 Term Loan	5.56% (1 Mo. LIBOR + 4.50%	)	7/31/2026	21,825,460	21,138,940
AllSpring Buyer LLC Term Loan B	4.313% (3 Mo. LIBOR + 3.25%	)	11/1/2028	21,091,173	20,572,752
AqGen Island Holdings, Inc. Term Loan	4.563% (3 Mo. LIBOR + 3.50%	)	8/2/2028	21,544,101	20,736,197
Aretec Group, Inc. 2018 Term Loan	5.31% (1 Mo. LIBOR + 4.25%	)	10/1/2025	2,339,201	2,252,651
Armor Holding II LLC 2021 Term Loan B	5.203% (3 Mo. LIBOR + 4.50%	)	12/11/2028	19,423,691	19,188,956
Asurion LLC 2021 2nd Lien Term Loan B3	6.31% (1 Mo. LIBOR + 5.25%	)	1/31/2028	25,275,705	22,785,037
Asurion LLC 2021 Second Lien Term Loan B4	6.31% (1 Mo. LIBOR + 5.25%	)	1/20/2029	24,144,063	21,729,656
Blackstone Mortgage Trust, Inc. 2022 Term Loan B4	4.534%		5/9/2029	16,791,000	16,371,225
Claros Mortgage Trust, Inc. 2021 Term Loan B	–	(g)	8/9/2026	11,366,326	11,025,336
CoreLogic, Inc. Term Loan	4.563% (1 Mo. LIBOR + 3.50%	)	6/2/2028	22,155,141	20,428,924
Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B	3.81% (1 Mo. LIBOR + 2.75%	)	8/21/2025	27,861,502	27,121,501
Edelman Financial Center, LLC 2018 2nd Lien Term Loan	7.81% (1 Mo. LIBOR + 6.75%	)	7/20/2026	4,914,527	4,697,231
Edelman Financial Center, LLC 2021 Term Loan B	4.56% (1 Mo. LIBOR + 3.50%	)	4/7/2028	25,324,151	24,401,719
HighTower Holdings LLC 2021 Term Loan B	5.098% (3 Mo. LIBOR + 4.00%	)	4/21/2028	8,840,231	8,265,616
Hudson River Trading LLC 2021 Term Loan	4.149%		3/20/2028	41,650,363	39,867,311
Jane Street Group, LLC 2021 Term Loan	3.81% (1 Mo. LIBOR + 2.75%	)	1/26/2028	40,553,410	39,421,361

See Notes to Financial Statements.	97

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Financial (continued)
Minotaur Acquisition, Inc. Term Loan B	5.773% (1 Mo. LIBOR + 4.75%	)	3/27/2026	$28,329,437	$27,709,872
NEXUS Buyer LLC 2021 Second Lien Term Loan	7.095% (1 Mo. LIBOR + 6.25%	)	10/29/2029	18,430,361	17,969,602
OneDigital Borrower LLC 2021 Term Loan	–	(g)	11/16/2027	22,637,391	21,694,204
Sedgwick Claims Management Services, Inc. 2018 Term Loan B	4.31% (1 Mo. LIBOR + 3.25%	)	12/31/2025	22,606,971	21,702,692
Starwood Property Trust, Inc. 2021 Term Loan B2	4.31% (1 Mo. LIBOR + 3.25%	)	7/26/2026	12,511,804	12,417,966
Tempo Acquisition LLC 2022 Term Loan B	4.034%		8/31/2028	14,977,462	14,663,909
Trans Union, LLC 2019 Term Loan B5	2.81% (1 Mo. LIBOR + 1.75%	)	11/16/2026	11,122,708	10,808,881
VFH Parent LLC 2022 Term Loan B	–	(g)	1/13/2029	33,444,828	32,357,871
Total					511,081,195

Food/Tobacco 1.01%
1011778 B.C. Unlimited Liability Company Term Loan B4 (Canada)(c)	2.81% (1 Mo. LIBOR + 1.75%	)	11/19/2026	20,933,348	20,211,671
Miller’s Ale House, Inc. 2018 Term Loan	5.756% - 7.25% (Prime Rate + 3.75% (1 Mo. LIBOR + 4.75%	) )	5/30/2025	10,668,919	10,182,203
NPC International, Inc. 2nd Lien Term Loan(h)	1.00%		4/18/2025	9,531,000	–	(i)(j)
Panera Bread Company Term Loan A	3.313% (1 Mo. LIBOR + 2.25%	)	7/18/2022	11,678,423	11,590,835
Pretium PKG Holdings, Inc. 2021 1st Lien Term Loan	4.80% - 4.97% (3 Mo. LIBOR + 4.00%	)	10/2/2028	9,697,684	9,064,328
Sunshine Investments B.V. 2022 USD Term Loan (Netherlands)(c)	–	(g)	4/21/2029	34,725,317	33,651,090
Total					84,700,127

Gaming/Leisure 6.22%
AVSC Holding Corp. 2018 2nd Lien Term Loan	8.585%		9/1/2025	5,525,189	4,620,439
AVSC Holding Corp. 2020 Term Loan B1 PIK 0.25%	4.25% (3 Mo. LIBOR + 3.25%	)	3/3/2025	15,830,038	14,145,168
Caesars Resort Collection, LLC 2017 1st Lien Term Loan B	3.81% (1 Mo. LIBOR + 2.75%	)	12/23/2024	22,121,005	21,751,916
Carnival Corporation 2021 Incremental Term Loan B (Panama)(c)	4.00% (3 Mo. LIBOR + 3.25%	)	10/18/2028	15,045,255	14,368,218
City Football Group Limited Term Loan (United Kingdom)(c)	4.598% (3 Mo. LIBOR + 3.50%	)	7/21/2028	13,630,622	12,855,380
ECL Entertainment, LLC Term Loan	8.56% (1 Mo. LIBOR + 7.50%	)	5/1/2028	9,039,232	8,937,540

98	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Equinox Holdings, Inc. 2017 1st Lien Term Loan	4.006% (3 Mo. LIBOR + 3.00%	)	3/8/2024	$12,804,518	$11,306,389
Equinox Holdings, Inc. 2017 2nd Lien Term Loan	8.006% (3 Mo. LIBOR + 7.00%	)	9/6/2024	7,044,482	5,978,441
Equinox Holdings, Inc. 2020 Term Loan B2	10.006% (3 Mo. LIBOR + 9.00%	)	3/8/2024	4,643,527	4,620,310
Fertitta Entertainment, LLC 2022 Term Loan B	5.034%		1/27/2029	28,205,004	27,080,047
Hilton Grand Vacations Borrower LLC 2021 Term Loan B	4.06% (1 Mo. LIBOR + 3.00%	)	8/2/2028	23,613,004	23,032,479
Kingpin Intermediate Holdings LLC 2018 Term Loan B	4.56% (1 Mo. LIBOR + 3.50%	)	7/3/2024	25,387,446	24,816,229
Life Time Fitness Inc 2017 Term Loan B	–	(g)	6/10/2022	6	6
Lucid Energy Group II Borrower, LLC 2021 Term Loan	5.256% (1 Mo. LIBOR + 4.25%	)	11/24/2028	35,041,680	33,968,529
Lucky Bucks, LLC Term Loan	6.25% - 6.51% (3 Mo. LIBOR + 5.50%	)	7/30/2027	16,558,751	15,648,019
Motion Finco Sarl Delayed Draw Term Loan B2 (Luxembourg)(c)	4.256% (3 Mo. LIBOR + 3.25%	)	11/12/2026	1,173,981	1,118,070
Motion Finco Sarl USD Term Loan B1 (Luxembourg)(c)	4.256% (3 Mo. LIBOR + 3.25%	)	11/12/2026	8,234,881	7,842,695
NASCAR Holdings, Inc Term Loan B	3.56% (1 Mo. LIBOR + 2.50%	)	10/19/2026	16,736,522	16,425,725
PCI Gaming Authority Term Loan	3.56% (1 Mo. LIBOR + 2.50%	)	5/29/2026	17,121,733	16,736,494
Penn National Gaming, Inc. 2022 Term Loan B	3.884%		5/3/2029	23,518,091	23,135,922
Playa Resorts Holding B.V. 2017 Term Loan B (Netherlands)(c)	–	(g)	4/29/2024	9,155,831	8,848,241
PUG LLC USD Term Loan	4.56% (1 Mo. LIBOR + 3.50%	)	2/12/2027	36,928,983	35,197,937
Raptor Acquisition Corp. 2021 Term Loan (Canada)(c)	4.934% (3 Mo. LIBOR + 4.00%	)	11/1/2026	10,497,364	10,261,173
Sabre GLBL Inc. 2021 Term Loan B1	4.56% (1 Mo. LIBOR + 3.50%	)	12/17/2027	2,444,775	2,303,442
Sabre GLBL Inc. 2021 Term Loan B2	4.56% (1 Mo. LIBOR + 3.50%	)	12/17/2027	3,897,113	3,671,821
Sabre GLBL Inc. 2022 Term Loan B	5.384%		6/30/2028	16,214,393	15,444,210
Scientific Games Holdings LP 2022 USD Term Loan B	–	(g)	4/4/2029	25,420,164	24,462,459
Scientific Games International, Inc. 2022 USD Term Loan	3.882%		4/14/2029	30,540,783	29,891,791

See Notes to Financial Statements.	99

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Gaming/Leisure (continued)
SeaWorld Parks & Entertainment, Inc. 2021 Term Loan B	4.063% (1 Mo. LIBOR + 3.00%	)	8/25/2028		$15,850,080	$15,408,259
Silk Bidco AS EUR Term Loan B(d)	4.00% (6 Mo. EURIBOR + 4.00%	)	2/24/2025	EUR	16,869,719	15,321,472
Spectacle Gary Holdings LLC 2021 Term Loan B	5.31% (1 Mo. LIBOR + 4.25%	)	11/19/2028		$12,809,905	12,553,707
Station Casinos LLC 2020 Term Loan B	3.31% (1 Mo. LIBOR + 2.25%	)	2/8/2027		8,378,275	8,158,387
The Enterprise Development Authority Term Loan B	5.31% (1 Mo. LIBOR + 4.25%	)	2/28/2028		9,091,576	8,869,968
Twin River Worldwide Holdings, Inc. 2021 Term Loan B	4.05% (1 Mo. LIBOR + 3.25%	)	10/2/2028		11,567,750	11,122,160
United PF Holdings, LLC 2019 1st Lien Term Loan	5.006% (3 Mo. LIBOR + 4.00%	)	12/30/2026		26,056,388	24,514,631
United PF Holdings, LLC 2019 2nd Lien Term Loan	9.506% (3 Mo. LIBOR + 8.50%	)	12/30/2027		4,000,000	3,810,000
Total						518,227,674

Healthcare 15.09%
ADMI Corp. 2021 Incremental Term Loan B3	4.56% (1 Mo. LIBOR + 3.50%	)	12/23/2027		4,652,105	4,416,173
ADMI Corp. 2021 Term Loan B2	4.435% (1 Mo. LIBOR + 3.38%	)	12/23/2027		20,434,273	19,377,924
AEA International Holdings (Lux) S.a.r.l. Term Loan B (Luxembourg)(c)	4.813% (3 Mo. LIBOR + 3.75%	)	9/7/2028		14,310,929	13,881,601
Air Methods Corporation 2017 Term Loan B	4.506% (3 Mo. LIBOR + 3.50%	)	4/22/2024		9,655,307	8,790,384
Amneal Pharmaceuticals LLC 2018 Term Loan B	4.563% (1 Mo. LIBOR + 3.50%	)	5/4/2025		32,896,978	31,087,644
Athenahealth, Inc. 2022 Term Loan B	–	(g)	2/15/2029		31,836,989	30,470,704
Athenahealth, Inc. 2022 Delayed Draw Term loan(k)	1.75%		2/15/2029		5,396,100	5,164,526
Avantor Funding, Inc. 2021 Term Loan B5	3.31% (1 Mo. LIBOR + 2.25%	)	11/8/2027		13,271,797	12,978,424
Bella Holding Company, LLC 2021 Term Loan B	4.81% (1 Mo. LIBOR + 3.75%	)	5/10/2028		14,780,455	14,296,396
Cano Health LLC 2022 Term Loan	–	(g)	11/23/2027		12,281,265	11,590,443
Canopy Growth Corporation Term Loan (Canada)(c)	7.00% (3 Mo. LIBOR + 6.00%	)	3/18/2026		8,736,554	8,427,149
CCRR Parent, Inc Term Loan B	4.76% (3 Mo. LIBOR + 3.75%	)	3/6/2028		10,644,310	10,209,703

100	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Healthcare (continued)
Change Healthcare Holdings LLC 2017 Term Loan B	3.56% (1 Mo. LIBOR + 2.50%	)	3/1/2024		$19,462,131	$19,188,493
CHG Healthcare Services Inc. 2021 Term Loan	4.506% - 5.00% (3 Mo. LIBOR + 3.50% (6 Mo. LIBOR + 3.50%	) )	9/29/2028		22,734,543	22,016,927
CNT Holdings I Corp 2020 2nd Lien Term Loan	7.595% (1 Mo. LIBOR + 6.75%	)	11/6/2028		5,864,122	5,702,859
CNT Holdings I Corp 2020 Term Loan	4.345% (1 Mo. LIBOR + 3.50%	)	11/8/2027		14,509,353	14,137,551
Da Vinci Purchaser Corp. 2019 Term Loan	5.006% (3 Mo. LIBOR + 4.00%	)	1/8/2027		26,805,654	25,912,222
Dedalus Finance GmbH 2021 EUR Term Loan B2(d)	3.50%		7/17/2027	EUR	17,027,081	17,611,127
Electron BidCo Inc. 2021 Term Loan	4.06% (1 Mo. LIBOR + 3.00%	)	11/1/2028		$26,936,670	26,067,962
Emerald TopCo Inc Term Loan	4.56% - 4.74% (1 Mo. LIBOR + 3.50% (3 Mo. LIBOR + 3.50%	) )	7/24/2026		22,830,834	21,741,689
eResearchTechnology, Inc. 2020 1st Lien Term Loan	5.56% (1 Mo. LIBOR + 4.50%	)	2/4/2027		23,494,605	22,705,892
EyeCare Partners, LLC 2020 Term Loan	4.756% (3 Mo. LIBOR + 3.75%	)	2/18/2027		13,359,841	12,529,660
EyeCare Partners, LLC 2021 Incremental Term Loan	4.756% (3 Mo. LIBOR + 3.75%	)	11/15/2028		11,574,654	10,884,342
Forefront Management Holdings, LLC 2022 Term Loan B	4.992% (3 Mo. SOFR + 4.25%	)	4/2/2029		9,903,704	9,656,111
Forefront Management Holdings, LLC 2022 Delayed Draw Term Loan(k)	–	(g)	4/2/2029		1,851,159	1,804,880
Gainwell Acquisition Corp. Term Loan B	5.006% (3 Mo. LIBOR + 4.00%	)	10/1/2027		40,868,367	40,050,999
Global Medical Response, Inc. 2017 Incremental Term Loan	5.31% (1 Mo. LIBOR + 4.25%	)	3/14/2025		8,369,464	8,001,334
Global Medical Response, Inc. 2020 Term Loan B	5.25% (3 Mo. LIBOR + 4.25%	)	10/2/2025		23,381,079	22,343,544
Grifols Worldwide Operations USA, Inc. USD 2019 Term Loan B	3.06% (1 Mo. LIBOR + 2.00%	)	11/15/2027		11,824,189	11,400,824
Heartland Dental, LLC 2018 1st Lien Term Loan	4.56% (1 Mo. LIBOR + 3.50%	)	4/30/2025		5,919,613	5,681,348
Heartland Dental, LLC 2021 Incremental Term Loan	4.961% (1 Mo. LIBOR + 4.00%	)	4/30/2025		16,085,185	15,485,369

See Notes to Financial Statements.	101

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Healthcare (continued)
Horizon Therapeutics USA Inc. 2021 Term Loan B2	2.813% (1 Mo. LIBOR + 1.75%	)	3/15/2028	$12,463,987	$12,186,165
Hunter Holdco 3 Limited USD Term Loan B (United Kingdom)(c)	5.256% (3 Mo. LIBOR + 4.25%	)	8/19/2028	18,108,968	17,656,244
ICON Luxembourg S.A.R.L. LUX Term Loan (Luxembourg)(c)	3.313% (3 Mo. LIBOR + 2.25%	)	7/3/2028	49,191,182	48,545,548
ICON Luxembourg S.A.R.L. US Term Loan (Luxembourg)(c)	3.313% (3 Mo. LIBOR + 2.25%	)	7/3/2028	12,256,013	12,095,152
Insulet Corporation Term Loan B	4.31% (1 Mo. LIBOR + 3.25%	)	5/4/2028	10,582,174	10,352,858
Jazz Financing Lux S.a.r.l. USD Term Loan (Luxembourg)(c)	4.56% (1 Mo. LIBOR + 3.50%	)	5/5/2028	33,698,303	33,038,322
LSCS Holdings, Inc. 2021 1st Lien Term Loan	5.56% (1 Mo. LIBOR + 4.50%	)	12/16/2028	14,674,244	14,169,890
Maravai Intermediate Holdings, LLC 2022 Term Loan B	3.851%		10/19/2027	19,352,460	18,965,411
MDVIP, Inc. 2021 Term Loan	4.678% (1 Mo. LIBOR + 3.75%	)	10/16/2028	13,001,056	12,589,313
MED ParentCo LP 1st Lien Term Loan	5.31% (1 Mo. LIBOR + 4.25%	)	8/31/2026	20,819,449	19,607,653
MedAssets Software Intermediate Holdings, Inc. 2021 Term Loan	4.50% (3 Mo. LIBOR + 4.00%	)	12/18/2028	24,038,742	23,197,386
Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan	4.506% (3 Mo. LIBOR + 3.50%	)	11/1/2028	20,420,335	19,565,234
Medical Solutions Holdings, Inc. 2021 2nd Lien Term Loan	7.50% (3 Mo. LIBOR + 7.00%	)	11/1/2029	8,000,000	7,580,000
Medical Solutions Holdings, Inc. 2021 Delayed Draw Term Loan(k)	3.50%		11/1/2028	3,889,592	3,726,715
Medline Borrower, LP USD Term Loan B	4.31% (1 Mo. LIBOR + 3.25%	)	10/23/2028	55,412,316	53,611,416
NAPA Management Services Corporation Term Loan B	–	(g)	2/23/2029	22,517,596	20,828,776
National Mentor Holdings, Inc. 2021 2nd Lien Term Loan	8.26% (3 Mo. LIBOR + 7.25%	)	3/2/2029	5,832,027	5,452,945
Navicure, Inc. 2019 Term Loan B	5.06% (1 Mo. LIBOR + 4.00%	)	10/22/2026	18,236,914	17,872,267
Option Care Health, Inc. 2021 Term Loan B	3.81% (1 Mo. LIBOR + 2.75%	)	10/27/2028	17,256,968	16,954,971
Organon & Co USD Term Loan	3.563% (3 Mo. LIBOR + 3.00%	)	6/2/2028	32,495,080	31,791,074
Pacific Dental Services,LLC 2021 Term Loan	4.125% (1 Mo. LIBOR + 3.25%	)	5/5/2028	12,515,238	12,072,011

102	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Healthcare (continued)
Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan	4.756% (3 Mo. LIBOR + 3.75%	)	11/30/2027	$24,126,776	$23,317,564
Parexel International Corporation 2021 1st Lien Term Loan	4.31% (1 Mo. LIBOR + 3.25%	)	11/15/2028	39,031,599	37,878,996
Pathway Vet Alliance LLC 2021 Term Loan	4.756% (3 Mo. LIBOR + 3.75%	)	3/31/2027	23,233,497	22,255,831
Physician Partners LLC Term Loan	5.134%		12/26/2028	16,439,618	15,740,934
Press Ganey Holdings, Inc. 2021 Term Loan B	4.81% - 4.99% (1 Mo. LIBOR + 3.75% (3 Mo. LIBOR + 3.75%	) )	7/24/2026	2,886,008	2,799,428
Press Ganey Holdings, Inc. 2022 Incremental Term Loan	–	(g)	7/24/2026	6,618,106	6,295,473
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B	4.81% (1 Mo. LIBOR + 3.75%	)	11/16/2025	12,337,953	11,939,190
Revint Intermediate II, LLC 2020 Term Loan B	5.31% (1 Mo. LIBOR + 4.25%	)	10/15/2027	16,106,038	16,040,648
SCP Eye Care Services, LLC 2021 Term Loan	6.00% (3 Mo. LIBOR + 4.50%	)	3/16/2028	8,547,021	8,226,507
SCP Eye Care Services, LLC 2021 Delayed Draw Term Loan (k)	4.50%		3/16/2028	1,492,684	1,436,708
Select Medical Corporation 2017 Term Loan B	3.56% (1 Mo. LIBOR + 2.50%	)	3/6/2025	26,128,152	25,333,334
Sharp Midco LLC 2021 Term Loan B	5.006% (3 Mo. LIBOR + 4.00%	)	12/31/2028	6,329,841	6,155,770
Southern Veterinary Partners, LLC Term Loan	5.00% (3 Mo. LIBOR + 4.00%	)	10/5/2027	16,376,431	15,878,342
Summit Behavioral Healthcare LLC 1st Lien Term Loan	6.256% (3 Mo. LIBOR + 4.75%	)	11/24/2028	13,678,085	13,199,352
Surgery Center Holdings, Inc. 2021 Term Loan	4.60% (1 Mo. LIBOR + 3.75%	)	8/31/2026	13,566,672	13,033,434
Tecomet Inc. 2017 Repriced Term Loan	4.50% (3 Mo. LIBOR + 3.50%	)	5/1/2024	9,862,448	8,876,203
Unified Physician Management, LLC 2020 Term Loan	5.31% (1 Mo. LIBOR + 4.25%	)	12/16/2027	13,474,973	12,969,661
Verscend Holding Corp. 2021 Term Loan B	5.06% (1 Mo. LIBOR + 4.00%	)	8/27/2025	38,028,767	37,363,264
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	6.56% - 7.08% (1 Mo. LIBOR + 5.50% (3 Mo. LIBOR + 5.50%	) )	10/1/2025	23,564,795	23,108,227

See Notes to Financial Statements.	103

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Healthcare (continued)
Western Dental Services Inc. 2021 Delayed Draw Term Loan(k)	4.50% - 5.74% (3 Mo. LIBOR + 4.50%	)	8/18/2028	$108,001	$104,896
Western Dental Services Inc. 2021 Term Loan B	5.281% (3 Mo. LIBOR + 4.50%	)	8/18/2028	1,057,265	1,026,869
WP CityMD Bidco LLC 2021 1st Lien Term Loan B	3.75% (6 Mo. LIBOR + 3.25%	)	12/22/2028	40,933,926	39,629,157
Zelis Healthcare Corporation 2021 Term Loan	4.30% (1 Mo. LIBOR + 3.50%	)	9/30/2026	20,114,274	19,680,509
Total					1,257,763,852

Housing 2.50%
ACProducts, Inc. 2021 Term Loan B	4.75% (3 Mo. LIBOR + 4.25%	)	5/17/2028	22,110,136	18,120,694
Beacon Roofing Supply, Inc. 2021 Term Loan B	3.31% (1 Mo. LIBOR + 2.25%	)	5/19/2028	19,533,696	18,932,449
Foundation Building Materials Holding Company LLC 2021 Term Loan	4.489% (3 Mo. LIBOR + 3.25%	)	1/31/2028	10,608,483	9,994,040
Griffon Corporation Term Loan B	–	(g)	1/24/2029	12,720,478	12,315,013
Groupe Solmax Inc. Term Loan (Canada)(c)	4.75% - 5.76% (3 Mo. LIBOR + 4.75%	)	5/29/2028	12,544,253	11,775,918
Icebox Holdco III, Inc. 2021 1st Lien Term Loan	4.756% (3 Mo. LIBOR + 3.75%	)	12/22/2028	8,317,377	7,936,608
LBM Acquisition LLC Term Loan B	4.514% (1 Mo. LIBOR + 3.75%	)	12/17/2027	21,354,160	19,581,764
Oscar AcquisitionCo, LLC Term Loan B	6.108%		4/29/2029	23,523,300	21,597,447
Park River Holdings Inc Term Loan	4.217% (3 Mo. LIBOR + 3.25%	)	12/28/2027	17,070,027	15,739,419
Quikrete Holdings, Inc. 2021 Term Loan B1	4.06% (1 Mo. LIBOR + 3.00%	)	6/11/2028	19,639,253	18,970,340
Solis IV BV USD Term Loan B1 (Netherlands)(c)	–	(g)	2/26/2029	34,946,270	31,735,581
SRS Distribution Inc. 2021 Term Loan B	–	(g)	6/2/2028	9,154,586	8,708,300
White Cap Buyer LLC Term Loan B	4.784%		10/19/2027	13,523,720	12,960,998
Total					208,368,571

Information Technology 14.57%
Ahead DB Holdings, LLC 2021 Term Loan B	4.76% (3 Mo. LIBOR + 3.75%	)	10/18/2027	12,500,000	12,013,438
Altar Bidco, Inc. 2021 2nd Lien Term Loan	6.342% (1 Mo. LIBOR + 5.60%	)	2/1/2030	5,036,924	4,776,691
Altar Bidco, Inc. 2021 Term Loan	–	(g)	2/1/2029	19,932,196	19,197,296

104	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Information Technology (continued)
AP Core Holdings II, LLC Amortization Term Loan B1	6.56%		9/1/2027	$12,242,559	$11,630,431
AP Core Holdings II, LLC High-Yield Term Loan B2	6.56%		9/1/2027	16,919,622	16,221,688
Apttus Corporation 2021 Term Loan	5.621% (3 Mo. LIBOR + 4.25%	)	5/8/2028	17,386,539	16,712,811
Arches Buyer Inc. 2021 Term Loan B	4.31% (1 Mo. LIBOR + 3.25%	)	12/6/2027	14,730,684	13,921,822
Ascend Learning, LLC 2021 Term Loan	4.56% (1 Mo. LIBOR + 3.50%	)	12/11/2028	16,468,008	15,716,655
Banff Merger Sub Inc 2021 USD Term Loan	4.81% (1 Mo. LIBOR + 3.75%	)	10/2/2025	20,070,820	19,318,264
Barracuda Networks, Inc. 2020 2nd Lien Term Loan	7.989% (3 Mo. LIBOR + 6.75%	)	10/30/2028	15,824,379	15,893,610
Barracuda Networks, Inc. 2022 2nd Lien Term Loan	–	(g)	5/17/2030	7,515,507	7,553,085	(j)
Barracuda Networks, Inc. 2022 Term Loan	–	(g)	5/17/2029	14,091,574	13,657,131
Cloudera, Inc. 2021 Second Lien Term Loan	7.06% (1 Mo. LIBOR + 6.00%	)	10/8/2029	10,504,590	9,769,268
Cloudera, Inc. 2021 Term Loan	4.81% (1 Mo. LIBOR + 3.75%	)	10/8/2028	20,185,606	19,235,268
ConnectWise, LLC 2021 Term Loan B	4.56% (1 Mo. LIBOR + 3.50%	)	9/29/2028	17,401,594	16,696,829
Constant Contact Inc Second Lien Term Loan	8.511% (3 Mo. LIBOR + 7.50%	)	2/12/2029	8,000,000	7,815,000
Constant Contact Inc Term Loan	5.011% (3 Mo. LIBOR + 4.00%	)	2/10/2028	9,747,949	9,327,569
Cornerstone OnDemand, Inc. 2021 Term Loan	4.81% (1 Mo. LIBOR + 3.75%	)	10/16/2028	21,690,479	20,623,958
Cyxtera DC Holdings, Inc. Term Loan B	4.00% (1 Mo. LIBOR + 3.00%	)	5/1/2024	16,711,320	16,136,868
Delivery Hero SE USD Term Loan B (Germany)(c)	–	(g)	8/12/2027	9,655,637	9,172,855
Delta TopCo, Inc. 2020 2nd Lien Term Loan	8.00% (3 Mo. LIBOR + 7.25%	)	12/1/2028	5,428,656	5,175,301
Delta TopCo, Inc. 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.75%	)	12/1/2027	12,898,472	12,170,612
Ensono, LP 2021 Term Loan	4.75% (3 Mo. LIBOR + 4.00%	)	5/26/2028	17,133,974	16,559,986
Entegris, Inc. 2022 Term Loan B	–	(g)	3/2/2029	32,936,548	32,586,597
Epicor Software Corporation 2020 2nd Lien Term Loan	8.81% (1 Mo. LIBOR + 7.75%	)	7/31/2028	3,887,953	3,876,620

See Notes to Financial Statements.	105

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Information Technology (continued)
Epicor Software Corporation 2020 Term Loan	4.31% (1 Mo. LIBOR + 3.25%	)	7/30/2027	$22,951,378	$22,393,200
ETA Australia Holdings III Pty Ltd Term Loan (Australia)(c)	5.06% (1 Mo. LIBOR + 4.00%	)	5/6/2026	15,888,033	15,279,044
GoTo Group, Inc. Term Loan B	5.678% (1 Mo. LIBOR + 4.75%	)	8/31/2027	20,288,272	17,591,656
Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B4	5.06% (1 Mo. LIBOR + 4.00%	)	12/1/2027	28,193,223	27,465,696
Houghton Mifflin Harcourt Publishing Company 2022 Term Loan	6.384%		4/9/2029	10,514,905	9,746,003
Hyland Software, Inc. 2018 1st Lien Term Loan	4.56% (1 Mo. LIBOR + 3.50%	)	7/1/2024	28,986,012	28,370,059
Imperva, Inc. 1st Lien Term Loan	5.399% (3 Mo. LIBOR + 4.00%	)	1/12/2026	9,530,639	9,015,985
Imprivata, Inc 2022 Incremental Term Loan	–	(g)	12/1/2027	9,400,039	9,227,689
Imprivata, Inc Term Loan	4.81% (1 Mo. LIBOR + 3.75%	)	12/1/2027	17,068,742	16,642,024
Informatica LLC 2021 USD Term Loan B	3.813% (1 Mo. LIBOR + 2.75%	)	10/27/2028	19,084,045	18,575,074
Ingram Micro Inc. 2021 Term Loan B	4.506% (3 Mo. LIBOR + 3.50%	)	6/30/2028	12,719,065	12,528,279
Magenta Buyer LLC 2021 USD 1st Lien Term Loan	6.23% (3 Mo. LIBOR + 5.00%	)	7/27/2028	30,728,908	28,316,689
McAfee, LLC 2022 USD Term Loan B	–	(g)	3/1/2029	42,135,678	40,134,444
MH Sub I, LLC 2020 Incremental Term Loan	4.81% (1 Mo. LIBOR + 3.75%	)	9/13/2024	41,673,228	40,381,358
MKS Instruments, Inc. 2021 USD Term Loan	–	(g)	10/21/2028	36,124,439	35,718,039	(j)
MKS Instruments, Inc. 2022 USD Term Loan B	–	(g)	4/8/2029	25,407,458	25,121,624
NortonLifeLock Inc. 2022 Term Loan B	–	(g)	1/28/2029	30,418,401	29,505,849
Perforce Software, Inc. 2020 Term Loan B	4.81% (1 Mo. LIBOR + 3.75%	)	7/1/2026	26,205,043	25,023,064
Polaris Newco LLC 2nd Lien Term Loan	9.00% (3 Mo. LIBOR + 8.00%	)	6/4/2029	9,469,426	9,428,045
Polaris Newco LLC USD Term Loan B	5.06% (1 Mo. LIBOR + 4.00%	)	6/2/2028	18,921,555	18,110,388
Project Alpha Intermediate Holding, Inc. 2021 Term Loan B	5.06% (1 Mo. LIBOR + 4.00%	)	4/26/2024	21,825,703	21,457,394
Project Boost Purchaser, LLC 2019 Term Loan B	4.56% (1 Mo. LIBOR + 3.50%	)	6/1/2026	9,924,411	9,531,603

106	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Information Technology (continued)
Proofpoint, Inc. 1st Lien Term Loan	3.758% (3 Mo. LIBOR + 3.25%	)	8/31/2028		$30,613,065	$29,469,973
Proofpoint, Inc. 2nd Lien Term Loan	6.758% (1 Mo. LIBOR + 6.25%	)	8/31/2029		6,750,420	6,649,164
Quest Software US Holdings Inc. 2022 Term Loan	–	(g)	2/1/2029		31,466,135	29,158,723
RealPage, Inc 1st Lien Term Loan	4.31% (1 Mo. LIBOR + 3.25%	)	4/24/2028		36,633,585	35,226,672
Renaissance Holding Corp. 2022 Incremental Term Loan	–	(g)	3/30/2029		7,520,538	7,348,995
Riverbed Technology, Inc. 2021 Exit Term Loan PIK 2.00%	7.00% (3 Mo. LIBOR + 6.00%	)	12/7/2026		9,633,640	6,914,159
Rocket Software, Inc. 2018 Term Loan	5.31% (1 Mo. LIBOR + 4.25%	)	11/28/2025		6,874,199	6,649,550
Rocket Software, Inc. 2021 USD Incremental Term Loan B	5.31% (1 Mo. LIBOR + 4.25%	)	11/28/2025		3,643,106	3,523,558
SS&C Technologies Inc. 2022 Term Loan B6	3.384%		3/22/2029		13,060,778	12,766,911
SS&C Technologies Inc. 2022 Term Loan B7	3.384%		3/22/2029		17,905,901	17,503,018
Storable, Inc Term Loan B	4.534%		4/17/2028		19,342,433	18,601,037
Surf Holdings, LLC USD Term Loan	4.11% (3 Mo. LIBOR + 3.50%	)	3/5/2027		29,442,516	28,538,189
Synaptics Incorporated Term Loan B	2.75% (3 Mo. LIBOR + 2.25%	)	12/2/2028		10,480,919	10,323,705
team.blue Finco SARL EUR Term Loan(d)	3.75% (3 Mo. EURIBOR + 3.75%	)	3/30/2028	EUR	8,941,716	9,186,894
Tenable Holdings, Inc. Term Loan B	3.269% (6 Mo. LIBOR + 2.75%	)	7/7/2028		$11,984,267	11,624,739
Tibco Software Inc. 2020 2nd Lien Term Loan	8.31% (1 Mo. LIBOR + 7.25%	)	3/3/2028		2,952,488	2,922,963
Tibco Software Inc. 2020 Term Loan B3	4.81% (1 Mo. LIBOR + 3.75%	)	6/30/2026		23,557,396	23,233,482
Uber Technologies, Inc. 2021 1st Lien Term Loan B	5.075% (3 Mo. LIBOR + 3.50%	)	4/4/2025		23,231,541	22,713,710
Ultimate Software Group Inc (The) 2021 Term Loan	4.212% (3 Mo. LIBOR + 3.25%	)	5/4/2026		35,116,016	33,962,104
Ultimate Software Group Inc (The) Term Loan B	4.756% (3 Mo. LIBOR + 3.75%	)	5/4/2026		11,745,154	11,457,398
Ultimate Software Group Inc (The) 2021 2nd Lien Term Loan	6.212% (3 Mo. LIBOR + 5.25%	)	5/3/2027		11,055,219	10,668,342

See Notes to Financial Statements.	107

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Information Technology (continued)
Venga Finance Sarl 2021 USD Term Loan B (Luxembourg)(c)	–	(g)	12/4/2028		$17,899,245	$17,160,901
Veritas US Inc. 2021 USD Term Loan B	6.006% (3 Mo. LIBOR + 5.00%	)	9/1/2025		13,144,589	11,402,931
Vertiv Group Corporation 2021 Term Loan B	3.55% (1 Mo. LIBOR + 2.75%	)	3/2/2027		12,515,722	11,922,539
VS Buyer, LLC Term Loan B	4.06% (1 Mo. LIBOR + 3.00%	)	2/28/2027		20,889,541	20,393,414
Total						1,214,645,930

Manufacturing 7.76%
ABG Intermediate Holdings 2 LLC 2021 2nd Lien Term Loan	–	(g)	12/20/2029		10,409,187	9,992,819
AMC Entertainment Holdings, Inc. 2019 Term Loan B	3.844% (1 Mo. LIBOR + 3.00%	)	4/22/2026		19,419,095	17,164,635
Array Technologies, Inc. Term Loan B	4.755% (3 Mo. LIBOR + 3.25%	)	10/14/2027		8,420,656	7,922,448
ASP Unifrax Holdings Inc Term Loan B	4.733% - 4.76% (3 Mo. LIBOR + 3.75%	)	12/12/2025		9,956,787	9,302,128
Banijay Entertainment S.A.S USD Term Loan (France)(c)	4.553%		3/1/2025		11,595,108	11,363,206
Camelot U.S. Acquisition 1 Co. 2020 Incremental Term Loan B	4.06% (1 Mo. LIBOR + 3.00%	)	10/30/2026		12,232,116	11,872,859
Camelot U.S. Acquisition 1 Co. Term Loan B	–	(g)	10/30/2026		4,704,660	4,541,761
CeramTec AcquiCo GmbH 2022 EUR Term Loan B(d)	3.75% (3 Mo. EURIBOR + 3.75%	)	3/16/2029	EUR	10,012,416	10,171,079
Chamberlain Group Inc Term Loan B	4.506% (3 Mo. LIBOR + 3.50%	)	11/3/2028		$11,641,785	11,010,218
Cinemark USA, Inc. 2018 Term Loan B	2.52% (1 Mo. LIBOR + 1.75%	)	3/31/2025		8,437,458	8,084,814
Clear Channel Outdoor Holdings, Inc. Term Loan B	4.56% - 4.74% (1 Mo. LIBOR + 3.50%) (3 Mo. LIBOR + 3.50%	)	8/21/2026		32,073,794	29,421,130
CMG Media Corporation 2021 Term Loan	–	(g)	12/17/2026		13,347,620	12,847,084
Deliver Buyer, Inc. Term Loan B	6.006% (3 Mo. LIBOR + 5.00%	)	5/1/2024		10,326,399	10,313,491
DirecTV Financing, LLC Term Loan	6.06% (1 Mo. LIBOR + 5.00%	)	8/2/2027		32,272,622	31,324,613
Dotdash Meredith Inc Term Loan B	–	(g)	12/1/2028		25,673,088	24,646,164

108	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Manufacturing (continued)
E.W. Scripps Company (The) 2019 Term Loan B2	3.622% (1 Mo. LIBOR + 2.56%	)	5/1/2026	$32,138,763	$31,348,631
Engineered Machinery Holdings, Inc. 2021 USD Incremental Term Loan	4.756% (3 Mo. LIBOR + 3.75%	)	5/19/2028	12,574,871	12,061,439
Esdec Solar Group B.V. Term Loan B (Netherlands)(c)	6.50% (6 Mo. LIBOR + 5.00%	)	8/30/2028	11,097,580	10,542,701
Frontier Communications Corp. 2021 DIP Term Loan B	4.813% (3 Mo. LIBOR + 3.75%	)	5/1/2028	7,445,330	7,138,210
Gray Television, Inc. 2018 Term Loan C	3.30% (1 Mo. LIBOR + 2.50%	)	1/2/2026	21,732,199	21,118,481
Gray Television, Inc. 2021 Term Loan D	3.80% (1 Mo. LIBOR + 3.00%	)	12/1/2028	21,069,676	20,542,934
Icebox Holdco III, Inc. 2021 Delayed Draw Term Loan(k)	3.75%		12/22/2028	1,720,837	1,642,057
iHeartCommunications, Inc. 2020 Term Loan	4.06% (1 Mo. LIBOR + 3.00%	)	5/1/2026	26,117,798	25,116,572
II-VI Incorporated 2021 Term Loan B	–	(g)	1/14/2028	33,406,455	32,710,599
Intelsat Jackson Holdings S.A. 2021 Exit Term Loan B (Luxembourg)(c)	–	(g)	2/1/2029	15,567,879	14,728,303
Madison IAQ LLC Term Loan	4.524% (6 Mo. LIBOR + 3.25%	)	6/21/2028	24,785,346	23,592,551
MJH Healthcare Holdings, LLC 2022 Term Loan B	–	(g)	1/28/2029	14,386,884	13,739,474
Nexstar Broadcasting, Inc. 2019 Term Loan B4	3.30% (1 Mo. LIBOR + 2.50%	)	9/18/2026	32,952,624	32,441,859
Playtika Holding Corp 2021 Term Loan	3.81% (1 Mo. LIBOR + 2.75%	)	3/13/2028	33,417,082	32,129,188
Refficiency Holdings LLC 2021 Delayed Draw Term Loan(k)	3.75% - 4.81% (1 Mo. LIBOR + 3.75%	)	12/16/2027	2,548,897	2,450,650
SPX Flow, Inc. 2022 Term Loan	5.634%		4/5/2029	10,125,535	9,562,353
Tiger Acquisition, LLC 2021 Term Loan	4.31% (1 Mo. LIBOR + 3.25%	)	6/1/2028	12,791,963	11,599,432
Univision Communications Inc. 2022 Term Loan B	4.31% (1 Mo. LIBOR + 3.25%	)	1/31/2029	33,785,840	32,444,880
Vertical US Newco Inc Term Loan B	4.019% (6 Mo. LIBOR + 3.50%	)	7/30/2027	21,663,352	20,927,773
Virgin Media Bristol LLC USD Term Loan N	3.375% (1 Mo. LIBOR + 2.50%	)	1/31/2028	39,854,077	38,940,821

See Notes to Financial Statements.	109

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Manufacturing (continued)
Vue International Bidco p.l.c. 2019 EUR Term Loan B(d)	4.75% (6 Mo. LIBOR + 4.75%	)	7/3/2026	EUR	12,196,000	$10,381,387
Watlow Electric Manufacturing Company Term Loan B	4.81% (1 Mo. LIBOR + 3.75%	)	3/2/2028		$10,066,936	9,714,644
Windstream Services, LLC 2020 Exit Term Loan B	7.31% (1 Mo. LIBOR + 6.25%	)	9/21/2027		12,988,177	12,306,298
Zurn Holdings, Inc. 2021 Term Loan B	3.31% (1 Mo. LIBOR + 2.25%	)	10/4/2028		10,026,642	9,832,425
Total						646,992,111

Metals/Minerals 0.58%
Alpha Metallurgical Resources, Inc. 2019 Term Loan	10.00% (3 Mo. LIBOR + 8.00%	)	6/14/2024		2,965,124	2,965,746
Grinding Media Inc. 2021 Term Loan B	4.796% (3 Mo. LIBOR + 4.00%	)	10/12/2028		18,561,633	17,703,157
Peabody Energy Corporation 2018 Term Loan	3.773% (1 Mo. LIBOR + 2.75%	)	3/31/2025		19,926,491	18,561,526
SCIH Salt Holdings Inc. 2021 Incremental Term Loan B	4.75% (6 Mo. LIBOR + 4.00%	)	3/16/2027		9,581,456	9,026,546
Total						48,256,975

Retail 3.11%
ABG Intermediate Holdings 2 LLC 2021 Term Loan B1	–	(g)	12/21/2028		28,254,102	27,159,256
Birkenstock GmbH & Co. KG USD Term Loan B (Germany)(c)	5.098% (6 Mo. LIBOR + 3.25%	)	4/28/2028		14,845,855	14,047,890
Chinos Intermediate Holdings A, Inc. Exit Term Loan	9.239% (3 Mo. LIBOR + 8.00%	)	9/10/2027		3,648,698	3,699,779
Crocs Inc Term Loan B	3.50%		2/20/2029		29,857,363	28,028,600
Evergreen Acqco 1 LP 2021 USD Term Loan	6.506% (3 Mo. LIBOR + 5.50%	)	4/26/2028		13,438,914	13,035,746
Great Outdoors Group, LLC 2021 Term Loan B1	4.81% (1 Mo. LIBOR + 3.75%	)	3/6/2028		17,426,816	16,601,221
Harbor Freight Tools USA, Inc. 2021 Term Loan B	3.81% (1 Mo. LIBOR + 2.75%	)	10/19/2027		9,487,864	8,804,168
Leslie’s Poolmart, Inc. 2021 Term Loan B	3.019% (3 Mo. LIBOR + 2.50%	)	3/9/2028		14,082,400	13,592,473

110	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Retail (continued)
New Era Cap Co., Inc. 2022 Term Loan B	6.75% (6 Mo. LIBOR + 5.75%	)	7/13/2027	$9,969,894	$9,820,346
Owens & Minor, Inc. 2022 Term Loan B	4.884%		3/29/2029	9,403,890	9,317,703
Petco Health and Wellness Company, Inc. 2021 Term Loan B	4.256% (3 Mo. LIBOR + 3.25%	)	3/3/2028	21,842,129	20,854,646
PetSmart, Inc. 2021 Term Loan B	4.50% (3 Mo. LIBOR + 3.75%	)	2/11/2028	21,839,147	20,588,856
Restoration Hardware, Inc. Term Loan B	3.56% (1 Mo. LIBOR + 2.50%	)	10/20/2028	23,927,707	22,053,330
Staples, Inc. 7 Year Term Loan	6.286% (3 Mo. LIBOR + 5.00%	)	4/16/2026	10,006,987	9,181,410
Torrid LLC 2021 Term Loan B	6.739% (3 Mo. LIBOR + 5.50%	)	6/14/2028	25,353,628	24,085,947
Tory Burch LLC Term Loan B	4.06% (1 Mo. LIBOR + 3.00%	)	4/16/2028	19,699,917	18,624,597
Total					259,495,968

Service 8.16%
Aegion Corporation Term Loan	5.637% (1 Mo. LIBOR + 4.75%	)	5/17/2028	12,075,643	11,637,901
A-L Parent LLC 2016 1st Lien Term Loan	4.31% (1 Mo. LIBOR + 3.25%	)	12/1/2023	10,044,030	9,469,662
Amentum Government Services Holdings LLC 2022 Term Loan	–	(g)	2/15/2029	23,833,890	23,124,831
APFS Staffing Holdings, Inc. 2021 Term Loan	5.034%		12/29/2028	16,071,485	15,428,626
APi Group DE, Inc. 2021 Incremental Term Loan B	3.81% (1 Mo. LIBOR + 2.75%	)	1/3/2029	17,802,906	17,469,102
AppLovin Corporation 2018 Term Loan B	4.31% (1 Mo. LIBOR + 3.25%	)	8/15/2025	8,949,214	8,798,196
AppLovin Corporation 2021 Term Loan B	4.06% (1 Mo. LIBOR + 3.00%	)	10/25/2028	26,665,923	25,985,942
Astra Acquisition Corp. 2021 1st Lien Term Loan	6.31% (1 Mo. LIBOR + 5.25%	)	10/25/2028	27,437,849	25,745,757
Bingo Industries Ltd Term Loan (Australia)(c)	4.506% (3 Mo. LIBOR + 3.50%	)	7/14/2028	14,259,910	13,832,112
Blackhawk Network Holdings, Inc 2018 2nd Lien Term Loan	7.875% (1 Mo. LIBOR + 7.00%	)	6/15/2026	14,701,048	14,554,038
Cengage Learning, Inc. 2021 Term Loan B	5.75% (3 Mo. LIBOR + 4.75%	)	7/14/2026	26,376,738	25,241,615

See Notes to Financial Statements.	111

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Service (continued)
CMI Marketing, Inc. 2021 First Lien Term Loan B	5.256% (1 Mo. LIBOR + 4.25%	)	3/23/2028	$16,363,973	$16,057,148
DTI Holdco, Inc. 2022 Term Loan	5.722%		4/26/2029	23,518,091	22,227,536
Dun & Bradstreet Corporation (The) 2022 Incremental Term Loan B2	–	(g)	1/18/2029	33,519,608	32,576,869
Element Materials Technology Group US Holdings Inc. 2022 USD Delayed Draw Term Loan(k)	–	(g)	4/12/2029	6,306,497	6,085,770
Element Materials Technology Group US Holdings Inc. 2022 USD Term Loan	–	(g)	4/12/2029	13,664,077	13,185,834
Employbridge LLC 2021 Term Loan B	5.756% (3 Mo. LIBOR + 4.75%	)	7/14/2028	22,344,913	21,233,253
Instructure Holdings, Inc. 2021 Term Loan B	3.269% (3 Mo. LIBOR + 2.75%	)	10/30/2028	8,104,773	7,922,416
KUEHG Corp. 2018 Incremental Term Loan	4.756% (3 Mo. LIBOR + 3.75%	)	2/21/2025	24,986,493	24,314,981
Learning Care Group, Inc. 2018 1st Lien Term Loan	4.256% - 4.48% (3 Mo. LIBOR + 3.25%	)	3/13/2025	12,087,495	11,721,848
Liftoff Mobile Inc Term Loan	4.563%		3/17/2028	1	1
Magnite Inc Term Loan	5.75% - 6.06% (1 Mo. LIBOR + 5.00% (6 Mo. LIBOR + 5.00%	) )	4/28/2028	17,447,044	17,010,868
Priority Payment Systems Holdings, LLC 2021 Term Loan	6.81% - 7.32% (1 Mo. LIBOR + 5.75% (3 Mo. LIBOR + 5.75%	) )	4/27/2027	16,659,227	16,419,751
R1 RCM, Inc. 2022 Term Loan B	–	(g)	5/11/2029	20,044,002	19,743,342	(j)
Red Planet Borrower, LLC Term Loan B	4.756% (3 Mo. LIBOR + 3.75%	)	10/2/2028	34,117,864	32,422,718
Refficiency Holdings LLC 2021 Term Loan	4.81% (1 Mo. LIBOR + 3.75%	)	12/16/2027	13,089,987	12,585,434
Renaissance Holding Corp. 2018 1st Lien Term Loan	4.31% (1 Mo. LIBOR + 3.25%	)	5/30/2025	13,934,748	13,490,578
Renaissance Holding Corp. 2018 2nd Lien Term Loan	8.06% (1 Mo. LIBOR + 7.00%	)	5/29/2026	11,204,831	10,926,671
Service Logic Acquisition, Inc Delayed Draw Term Loan(k)	4.00%		10/29/2027	609,859	585,465
Service Logic Acquisition, Inc Term Loan	5.239% (3 Mo. LIBOR + 4.00%	)	10/29/2027	9,269,440	8,898,663
Severin Acquisition, LLC 2018 Term Loan B	4.006% (1 Mo. LIBOR + 3.00%	)	8/1/2025	20,537,445	20,003,471

112	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Service (continued)
Sophia, L.P. 2021 Term Loan B	4.256% (3 Mo. LIBOR + 3.25%	)	10/7/2027	$28,498,445	$27,550,871
SRS Distribution Inc. 2022 Incremental Term Loan	–	(g)	6/2/2028	17,836,444	16,955,769
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	5.256% (3 Mo. LIBOR + 4.25%	)	7/30/2025	14,389,832	13,508,454
Taboola.com Ltd Term Loan B	4.81%		9/1/2028	15,857,983	15,382,244
Team Health Holdings, Inc. 2022 Term Loan B	6.284%		3/2/2027	15,239,807	13,385,656
Thermostat Purchaser III, Inc. Term Loan	6.075% (3 Mo. LIBOR + 4.50%	)	8/31/2028	8,026,734	7,725,731
Thermostat Purchaser III, Inc. Delayed Draw Term Loan(k)	4.50%		8/31/2028	1,714,822	1,650,517
Trans Union, LLC 2021 Term Loan B6	3.31% (1 Mo. LIBOR + 2.25%	)	12/1/2028	19,770,814	19,333,384
Vaco Holdings, LLC 2022 Term Loan	–	(g)	1/21/2029	17,703,979	17,261,380
Verifone Systems, Inc. 2018 1st Lien Term Loan	5.524% (3 Mo. LIBOR + 4.00%	)	8/20/2025	21,312,503	19,163,457
Weld North Education, LLC 2021 Term Loan B	4.81% (1 Mo. LIBOR + 3.75%	)	12/21/2027	14,054,948	13,659,723
ZoomInfo LLC 2021 Term Loan B	4.06% (1 Mo. LIBOR + 3.00%	)	2/2/2026	16,284,190	16,041,962
Total					680,319,547

Telecommunications 1.32%
Carriage Purchaser, Inc. 2021 Term Loan B	5.31% (1 Mo. LIBOR + 4.25%	)	9/30/2028	8,101,907	7,686,684
Chassix Inc. 2017 1st Lien Term Loan	7.063% - 8.50% (Prime Rate + 4.50% (6 Mo. LIBOR + 5.50%	) )	11/15/2023	10,315,620	9,121,587
CWGS Group, LLC 2021 Term Loan B	3.354% - 3.56% (1 Mo. LIBOR + 2.50%	)	6/3/2028	12,758,896	11,852,504
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	7.739% (3 Mo. LIBOR + 6.75%	)	4/10/2026	28,076,914	26,673,069
Echo Global Logistics, Inc. Term Loan	4.56% (1 Mo. LIBOR + 3.50%	)	11/23/2028	11,813,145	11,346,526
Fastlane Parent Company, Inc. 2018 Add On 1st Lien Term Loan	5.56% (1 Mo. LIBOR + 4.50%	)	2/4/2026	13,754,800	13,256,188

See Notes to Financial Statements.	113

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Telecommunications (continued)
Kenan Advantage Group, Inc. 2021 Term Loan B1	4.81% (1 Mo. LIBOR + 3.75%	)	3/24/2026	$11,991,655	$11,477,033
Truck Hero, Inc. 2021 Term Loan B	4.31% (1 Mo. LIBOR + 3.25%	)	1/31/2028	20,337,137	18,537,301
Total					109,950,892

Utility 1.91%
Astoria Energy LLC 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.50%	)	12/10/2027	10,011,321	9,541,039
Calpine Corporation 2020 Term Loan B5	3.56% (1 Mo. LIBOR + 2.50%	)	12/16/2027	22,298,496	21,794,216
Centuri Group, Inc Term Loan B	4.075% (3 Mo. LIBOR + 2.50%	)	8/27/2028	20,511,771	19,785,346
Edgewater Generation, L.L.C. Term Loan	4.81% (1 Mo. LIBOR + 3.75%	)	12/13/2025	7,016,787	6,435,516
EFS Cogen Holdings I LLC 2020 Term Loan B	4.51% (3 Mo. LIBOR + 3.50%	)	10/1/2027	21,183,902	20,165,909
ExGen Renewables IV, LLC 2020 Term Loan	4.08% (3 Mo. LIBOR + 2.50%	)	12/15/2027	16,257,868	15,953,033
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	2.506% (3 Mo. LIBOR + 1.50%	)	7/28/2028	2,856,557	892,674
Frontera Generation Holdings LLC 2021 Term Loan	14.006% (3 Mo. LIBOR + 13.00%	)	7/28/2026	2,950,702	2,906,441
Generation Bridge Acquisition, LLC Term Loan B	6.006% (3 Mo. LIBOR + 5.00%	)	12/1/2028	15,451,720	15,335,832
Generation Bridge Acquisition, LLC Term Loan C	6.006% (3 Mo. LIBOR + 5.00%	)	12/1/2028	322,718	320,297
Helix Gen Funding, LLC Term Loan B	4.81% (1 Mo. LIBOR + 3.75%	)	6/3/2024	14,640,328	13,773,548
TerraForm Power Operating, LLC 2022 Term Loan B	2.921%		5/21/2029	14,036,575	13,755,844
USIC Holdings, Inc. 2021 2nd Lien Term Loan	7.56% (1 Mo. LIBOR + 6.50%	)	5/14/2029	5,323,813	5,110,860
USIC Holdings, Inc. 2021 Term Loan	4.56% (1 Mo. LIBOR + 3.50%	)	5/12/2028	13,947,979	13,478,979
Total					159,249,534
Total Floating Rate Loans (cost $6,782,666,754)					6,546,586,779

114	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

Investments	Dividend Rate		Shares	Fair Value
PREFERRED STOCKS 0.36%

Transportation Infrastructure
ACBL Holdings Corp. Series A	Zero Coupon		339,592	$8,489,800
ACBL Holdings Corp. Series B	Zero Coupon		444,753	21,681,709
Total Preferred Stocks (cost $19,608,625)				30,171,509

	Exercise Rate	Expiration Date

WARRANTS 0.01%

Machinery 0.00%
TNT Crane & Rigging, Inc.*	$4.00	10/16/2025	12,651	5,693

Miscellaneous Financials 0.01%
UTEX Industries, Inc.*	114.76	12/3/2025	57,340	608,951	(e)
Total Warrants (cost $136,614)				614,644
Total Long-Term Investments (cost $7,828,917,118)				7,548,943,277

			Principal Amount
SHORT-TERM INVESTMENTS 4.68%

REPURCHASE AGREEMENTS 4.68%
Repurchase Agreement dated 5/31/2022, 0.10% due 6/1/2022 with Fixed Income Clearing Corp. collateralized by $55,131,100 of U.S. Treasury Note at 2.500% due 1/31/2024; $57,521,000 of U.S. Treasury Note at 2.625% due 5/31/2027; $207,129,400 of U.S. Treasury Note at 0.375% due 9/30/2027; value: $295,983,646; proceeds: $290,180,771			$290,179,964	290,179,964
Repurchase Agreement dated 5/31/2022, 0.76% due 6/1/2022 with TD Securities USA LLC collateralized by $84,408,000 of U.S. Treasury Note at 2.50% due 1/31/2025; value: $84,674,817; proceeds: $82,999,114			82,999,114	82,999,114
Repurchase Agreement dated 5/31/2022, 0.73% due 6/1/2022 with BARCLAYS CAPITAL collateralized by $17,392,000 of U.S. Treasury Bond at 3.00% due 2/15/2048; value: $17,340,694; proceeds: $17,000,680			17,000,680	17,000,680
Total Short-Term Investments (cost $390,179,758)				390,179,758
Total Investments in Securities 95.23% (cost $8,219,096,876)				7,939,123,035
Less Unfunded Loan Commitments (0.29%) (cost $25,477,971)(l)				(24,525,795)
Net Investments in Securities 94.94% (cost $8,193,618,905)				7,914,597,240
Other Assets and Liabilities – Net(m) 5.06%				422,056,944
Net Assets 100.00%				$8,336,654,184

See Notes to Financial Statements.	115

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

EUR	Euro.
GBP	British Pound.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REIT	Real Estate Investment Trusts.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2022, the total value of Rule 144A securities was $766,467,591, which represents 9.19% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2022.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Securities purchased on a when-issued basis (See Note 2(j)).
(c)	Foreign security traded in U.S. dollars.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security fair valued by the Pricing Committee.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2022.
(g)	Interest rate to be determined.
(h)	Defaulted (non-income producing security).
(i)	Amount is less than $1.
(j)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Security partially/fully unfunded. See Note (2(o)).
(l)	See Note (2(o)).
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and swaps as follows:

116	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

Centrally Cleared Interest Rate Swap Contracts at May 31, 2022:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America(1)	1.225%	12-Month USD SOFR Index	1/15/2030	$12,445,000	$1,196,989
Bank of America(1)	1.220%	12-Month USD SOFR Index	10/15/2029	9,775,000	912,584
Bank of America(1)	1.211%	12-Month USD SOFR Index	9/1/2029	12,080,000	1,118,079
Bank of America(1)	1.209%	12-Month USD SOFR Index	8/15/2029	11,152,000	1,025,610
Bank of America(1)	1.152%	12-Month USD SOFR Index	10/15/2028	10,098,000	857,158
Bank of America(1)	1.150%	12-Month USD SOFR Index	10/1/2028	14,042,000	1,186,434
Bank of America(1)	0.493%	3-Month USD LIBOR Index	9/15/2024	21,286,000	1,127,910
Bank of America(1)	0.451%	3-Month USD LIBOR Index	5/15/2023	20,744,000	411,091
Bank of America(1)	0.184%	3-Month USD FED FUNDS Index	10/21/2025	32,990	2,617
Bank of America(2)	0.051%	3-Month USD FED FUNDS Index	10/21/2022	345,082	2,175
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts					$7,840,647

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America(1)	3-Month USD SOFR Index	0.049%	10/21/2022	$345,082	$(2,117)
Bank of America(1)	3-Month USD SOFR Index	0.173%	10/21/2025	32,990	(2,603)
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts					$(4,720)

LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.

(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).
(2)	Central clearinghouse: London Clearing House (LCH).

See Notes to Financial Statements.	117

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

Open Total Return Swap Contracts at May 31, 2022:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Value/Unrealized Depreciation
Barclays Bank plc	IBOXX	12-Month USD SOFR Index	351,199	Long	6/20/2022	$63,180,669	$(1,286,194	)(1)
Barclays Bank plc	IBOXX	12-Month USD SOFR Index	222,099	Long	9/20/2022	40,000,000	(1,096,058)
Barclays Bank plc	IBOXX	12-Month USD SOFR Index	139,043	Long	9/20/2022	25,000,000	(644,466)
Barclays Bank plc	IBOXX	12-Month USD SOFR Index	230,453	Long	9/20/2022	41,999,906	(1,632,664	)(1)
Barclays Bank plc	IBOXX	12-Month USD SOFR Index	116,069	Long	9/20/2022	21,199,938	(868,715	)(1)
Barclays Bank plc	IBOXX	3 Mo. LIBOR + .00%	270,709	Long	6/20/2022	50,000,000	(2,290,877)
Barclays Bank plc	IBOXX	3 Mo. LIBOR + .00%	259,628	Long	6/20/2022	48,000,000	(2,243,833)
Barclays Bank plc	IBOXX	3 Mo. LIBOR + .00%	92,091	Long	6/20/2022	17,000,000	(770,111)
Barclays Bank plc	IBOXX	3 Mo. LIBOR + .00%	135,450	Long	6/20/2022	25,000,000	(1,128,638)
Barclays Bank plc	IBOXX	3 Mo. LIBOR + .00%	70,434	Long	6/20/2022	13,000,000	(586,891)
J.P. Morgan	IBOXX	12-Month USD SOFR Index	139,567	Long	6/20/2022	24,999,971	(402,972	)(1)
Morgan Stanley	IBOXX	12-Month USD SOFR Index	270,819	Long	6/20/2022	50,000,000	(2,271,496)
Morgan Stanley	IBOXX	12-Month USD SOFR Index	394,611	Long	6/20/2022	70,299,919	(754,614	)(1)
Morgan Stanley	IBOXX	12-Month USD SOFR Index	171,384	Long	9/20/2022	30,999,959	(979,421	)(1)
Morgan Stanley	IBOXX	12-Month USD SOFR Index	224,047	Long	9/20/2022	40,581,534	(1,336,384	)(1)
Morgan Stanley	IBOXX	12-Month USD SOFR Index	116,102	Long	9/20/2022	21,043,414	(706,449	)(1)
Total						$582,305,310	$(18,999,783)

*	iBoxx Leverage Loan Index
(1)	Includes upfront payment of $73, $94, $62, $29, $81, $41, $55 and $30, respectively.

LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.

118	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

Open Forward Foreign Currency Exchange Contracts at May 31, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Bank of America	6/10/2022	2,459,000	$2,554,970	$2,640,748	$85,778
Euro	Buy	Morgan Stanley	6/10/2022	8,020,000	8,462,011	8,612,769	150,758
British pound	Sell	State Street Bank and Trust	6/7/2022	26,082,000	34,790,128	32,865,857	1,924,271
British pound	Sell	Toronto Dominion Bank	6/7/2022	2,141,000	2,798,597	2,697,868	100,729
Euro	Sell	Bank of America	6/10/2022	4,447,000	4,905,726	4,775,684	130,042
Euro	Sell	Bank of America	6/10/2022	4,421,000	4,917,178	4,747,762	169,416
Euro	Sell	Morgan Stanley	6/10/2022	101,689,000	111,520,293	109,204,966	2,315,327
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$4,876,321

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Standard Chartered Bank	6/7/2022	4,395,000	$5,744,394	$5,538,128	$(206,266)
Euro	Buy	Bank of America	6/10/2022	5,164,000	5,703,416	5,545,678	(157,738)
Euro	Buy	Bank of America	6/10/2022	2,740,000	3,042,622	2,942,517	(100,105)
Euro	Buy	Morgan Stanley	6/10/2022	7,239,000	7,922,688	7,774,044	(148,644)
Euro	Buy	Morgan Stanley	6/10/2022	9,790,000	10,945,693	10,513,592	(432,101)
Euro	Buy	Morgan Stanley	6/10/2022	3,010,000	3,278,078	3,232,473	(45,605)
Euro	Sell	State Street Bank and Trust	6/10/2022	7,031,000	7,404,044	7,550,671	(146,627)
Euro	Sell	State Street Bank and Trust	6/10/2022	2,644,000	2,795,284	2,839,421	(44,137)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,281,223)

See Notes to Financial Statements.	119

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2022

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$67,911,213	$936,800	$68,848,013
Common Stocks
Media	2,955,286	–	–	2,955,286
Miscellaneous Financials	–	–	21,868,822	21,868,822
Remaining Industries	–	24,214,715	–	24,214,715
Convertible Bonds	–	7,399,860	–	7,399,860
Corporate Bonds
Mining	–	–	5	5
Remaining Industries	–	804,551,103	–	804,551,103
Exchange-Traded Fund	41,732,541	–	–	41,732,541
Floating Rate Loans
Information Technology	–	1,171,374,806	43,271,124	1,214,645,930
Service	–	660,576,205	19,743,342	680,319,547
Remaining Industries	–	4,651,621,302	–	4,651,621,302
Less Unfunded Commitments	–	(24,525,795)	–	(24,525,795)
Preferred Stocks	–	30,171,509	–	30,171,509
Warrants	–	5,693	608,951	614,644
Short-Term Investments
Repurchase Agreements	–	390,179,758	–	390,179,758
Total	$44,687,827	$7,783,480,369	$86,429,044	$7,914,597,240
Other Financial Instruments
Centrally Cleared Interest Rate Swaps Contracts
Assets	$–	$7,840,647	$–	$7,840,647
Liabilities	–	(4,720)	–	(4,720)
Total Return Swaps Contracts
Assets	–	–	–	–
Liabilities	–	(18,999,783)	–	(18,999,783)
Forward Foreign Currency Exchange Contracts
Assets	–	4,876,321	–	4,876,321
Liabilities	–	(1,281,223)	–	(1,281,223)
Total	$–	$(7,568,758)	$–	$(7,568,758)

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

120	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FLOATING RATE FUND May 31, 2022

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loans	Warrants
Balance as of December 1, 2021	$–	$–	$5	$95,929,131	$–
Accrued Discounts (Premiums)	579	–	–	7,391	–
Realized Gain (Loss)	–	–	–	(158,581)	–
Change in Unrealized Appreciation (Depreciation)	(96,450)	7,587,142	–	(185,319)	465,601
Purchases	–	–	–	72,504,513	–
Sales	–	–	–	(22,416,954)	–
Transfers into Level 3	1,032,671	14,281,680	–	–	143,350
Transfers out of Level 3	–	–	–	(82,665,715)	–
Balance as of May 31, 2022	$936,800	$21,868,822	$5	$63,014,466	$608,951
Change in unrealized appreciation/depreciation for the period ended May 31, 2022, related to Level 3 investments held at May 31, 2022	$(96,450)	$7,587,142	$–	$(182,558)	$465,601

See Notes to Financial Statements.	121

Schedule of Investments (unaudited)

HIGH YIELD FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
LONG-TERM INVESTMENTS 94.78%

ASSET-BACKED SECURITIES 0.76%

Other
AMMC CLO Ltd. 2021 24A E†	7.633% (3 Mo. LIBOR + 6.57%	)#	1/20/2035		$12,000,000	$10,779,150
Perimeter Master Note Business	5.19%		5/15/2027		12,000,000	11,913,492	(a)
Perimeter Master Note Business	8.13%		5/15/2027		5,000,000	4,947,250	(a)
SEB Funding LLC 2021-1A A2†	4.969%		1/30/2052		15,750,525	14,602,912
Total Asset-Backed Securities (cost $44,581,354)						42,242,804

					Shares
COMMON STOCKS 0.55%

Auto Components 0.04%
Chassix Holdings, Inc.					159,596	1,994,950

Banks 0.01%
UniCredit Bank AG					5,602	319,314	(b)

Chemicals 0.15%
Intrepid Potash, Inc.					131,944	8,691,151

Electric-Generation 0.00%
Frontera Generation Holdings LLC					87,622	27,382

Machinery 0.00%
TNT Crane & Rigging, Inc.					14,844	217,710

Miscellaneous Financials 0.06%
UTEX Industries, Inc.					49,219	3,617,596	(a)

Oil, Gas & Consumable Fuels 0.10%
Baytex Energy Corp.(c)				CAD	1,000,000	5,510,535

Personal Products 0.12%
Britax Child Safety, Inc.					2,481	–	(b)
Gibson Brands, Inc.					56,761	6,716,699
Revlon, Inc. Class A					701,653	111,563
Total						6,828,262

122	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2022

Investments			Shares	Fair Value
Specialty Retail 0.06%
Chinos Intermediate			47,809	$562,497
Chinos Intermediate			56,246	227,796
Claires Holdings LLC			7,482	2,450,227	(a)
Total				3,240,520

Transportation Infrastructure 0.01%
ACBL Holdings Corp.			22,227	477,881
Total Common Stocks (cost $36,154,990)				30,925,301

	Interest Rate	Maturity Date	Principal Amount
CONVERTIBLE BONDS 0.15%

Computers 0.11%
Zscaler, Inc.	0.125%	7/1/2025	$4,827,000	5,980,653

Retail 0.04%
Shake Shack, Inc.	Zero Coupon	3/1/2028	3,315,000	2,300,610
Total Convertible Bonds (cost $8,157,466)				8,281,263

CORPORATE BONDS 88.17%

Advertising 0.61%
Clear Channel Outdoor Holdings, Inc.†	7.75%	4/15/2028	8,127,000	6,833,141
Lamar Media Corp.	3.75%	2/15/2028	6,197,000	5,825,180
National CineMedia LLC†	5.875%	4/15/2028	12,185,000	9,434,480
Outfront Media Capital LLC/Outfront Media Capital Corp.†	4.25%	1/15/2029	7,315,000	6,324,073
Summer BC Bidco B LLC†	5.50%	10/31/2026	5,822,000	5,431,024
Total				33,847,898

Aerospace/Defense 0.73%
Bombardier, Inc. (Canada)†(d)	6.00%	2/15/2028	10,167,000	8,489,445
Bombardier, Inc. (Canada)†(d)	7.125%	6/15/2026	6,160,000	5,638,248
Howmet Aerospace, Inc.	5.95%	2/1/2037	6,842,000	6,856,915
TransDigm, Inc.	4.625%	1/15/2029	11,038,000	9,915,270
TransDigm, Inc.	5.50%	11/15/2027	10,086,000	9,669,297
Total				40,569,175

Agriculture 0.46%
Darling Ingredients, Inc.†	5.25%	4/15/2027	5,876,000	5,771,789
Darling Ingredients, Inc.†(e)	6.00%	6/15/2030	4,689,000	4,689,000

See Notes to Financial Statements.	123

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2022

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Agriculture (continued)
Kernel Holding SA (Ukraine)†(d)	6.50%		10/17/2024			$7,288,000	$3,968,316
Kernel Holding SA (Ukraine)†(d)	6.75%		10/27/2027			2,967,000	1,609,598
MHP Lux SA (Luxembourg)†(d)	6.25%		9/19/2029			18,292,000	9,784,025
Total							25,822,728

Airlines 1.39%
Air Canada (Canada)†(d)	3.875%		8/15/2026			6,734,000	6,285,684
American Airlines Group, Inc.†	3.75%		3/1/2025			9,928,000	8,887,893
American Airlines, Inc.†	11.75%		7/15/2025			16,627,000	18,896,585
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%		4/20/2029			4,840,146	4,682,164
Azul Investments LLP†	7.25%		6/15/2026			10,141,000	8,157,116
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%		1/20/2026			13,127,471	13,054,482
United Airlines, Inc.†	4.375%		4/15/2026			6,211,000	6,003,320
United Airlines, Inc.†	4.625%		4/15/2029			12,395,000	11,645,103
Total							77,612,347

Apparel 0.72%
BK LC Lux Finco1 Sarl(c)	5.25%		4/30/2029		EUR	8,500,000	8,057,274
Crocs, Inc.†	4.125%		8/15/2031			$7,159,000	5,726,341
Crocs, Inc.†	4.25%		3/15/2029			10,524,000	8,790,329
Kontoor Brands, Inc.†	4.125%		11/15/2029			6,677,000	5,694,179
Levi Strauss & Co.†	3.50%		3/1/2031			13,740,000	12,092,093
Total							40,360,216

Auto Manufacturers 1.67%
Allison Transmission, Inc.†	3.75%		1/30/2031			8,420,000	7,222,213
Aston Martin Capital Holdings Ltd. (Jersey)†(d)	10.50%		11/30/2025			8,820,000	8,690,346
Ford Motor Co.	3.25%		2/12/2032			30,141,000	25,526,413
Ford Motor Co.	4.75%		1/15/2043			18,532,000	15,340,697
Ford Motor Credit Co. LLC	2.90%		2/10/2029			23,009,000	19,739,076
Ford Motor Credit Co. LLC	4.00%		11/13/2030			6,602,000	5,960,781
Jaguar Land Rover Automotive plc (United Kingdom)†(d)	4.50%		10/1/2027			5,419,000	4,479,427
Wabash National Corp.†	4.50%		10/15/2028			7,894,000	6,443,477
Total							93,402,430

Banks 1.31%
Global Atlantic Fin Co.†	4.70% (5 Yr. Treasury CMT + 3.80%	)#	10/15/2051			9,203,000	7,821,742
Goldman Sachs Group, Inc. (The)	4.125% (5 Yr. Treasury CMT + 2.95%	)#	–	(f)		9,309,000	8,157,011

124	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks (continued)
Macquarie Bank Ltd. (United Kingdom)†(d)	6.125% (USD 5 Yr. Swap rate + 3.70%	)#	–	(f)	$3,307,000	$3,151,987
Synovus Financial Corp.	5.90% (USD 5 Yr. Swap rate + 3.38%	)#	2/7/2029		21,205,000	21,316,114
Texas Capital Bancshares, Inc.	4.00% (5 Yr. Treasury CMT + 3.15%	)#	5/6/2031		14,075,000	13,393,469
Texas Capital Bank NA	5.25%		1/31/2026		10,952,000	10,987,035
Wells Fargo & Co.	3.90% (5 Yr. Treasury CMT + 3.45%	)#	–	(f)	9,309,000	8,574,440
Total						73,401,798

Beverages 0.11%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(d)	5.25%		4/27/2029		6,385,000	6,103,340

Biotechnology 0.16%
Grifols Escrow Issuer SA (Spain)†(d)	4.75%		10/15/2028		9,691,000	8,875,260

Building Materials 0.86%
Boise Cascade Co.†	4.875%		7/1/2030		346,000	321,683
Builders FirstSource, Inc.†	4.25%		2/1/2032		15,207,000	13,582,436
Eco Material Technologies, Inc.†	7.875%		1/31/2027		7,139,000	6,768,950
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%		2/1/2030		6,915,000	5,891,322
SRM Escrow Issuer LLC†	6.00%		11/1/2028		7,171,000	6,707,395
Standard Industries, Inc.†	3.375%		1/15/2031		9,565,000	8,043,256
Victors Merger Corp.†	6.375%		5/15/2029		10,164,000	6,610,293
Total						47,925,335

Chemicals 2.59%
Ashland LLC	6.875%		5/15/2043		6,343,000	6,747,285
ASP Unifrax Holdings, Inc.†	5.25%		9/30/2028		6,158,000	5,571,574
ASP Unifrax Holdings, Inc.†	7.50%		9/30/2029		7,049,000	5,170,199
Braskem Idesa SAPI (Mexico)†(d)	7.45%		11/15/2029		11,337,000	10,747,476
Chemours Co. (The)†	4.625%		11/15/2029		2,247,000	2,036,434
Chemours Co. (The)	5.375%		5/15/2027		5,056,000	5,029,355
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028		13,276,000	12,720,399
Element Solutions, Inc.†	3.875%		9/1/2028		6,176,000	5,536,321
EverArc Escrow Sarl (Luxembourg)†(d)	5.00%		10/30/2029		6,662,000	5,810,296
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.†	9.00%		7/1/2028		5,660,000	4,991,469
Ingevity Corp.†	3.875%		11/1/2028		12,151,000	10,936,690
LSF11 A5 HoldCo LLC†	6.625%		10/15/2029		8,252,000	7,070,561
Minerals Technologies, Inc.†	5.00%		7/1/2028		7,013,000	6,540,780

See Notes to Financial Statements.	125

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Chemicals (continued)
NOVA Chemicals Corp. (Canada)†(d)	4.25%	5/15/2029		$8,895,000	$7,919,218
Olin Corp.	5.00%	2/1/2030		8,530,000	8,331,805
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028		3,357,000	3,124,494
SCIH Salt Holdings, Inc.†	6.625%	5/1/2029		6,791,000	6,092,002
SPCM SA (France)†(d)	3.375%	3/15/2030		11,055,000	9,100,034
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg)†(d)	5.125%	4/1/2029		9,282,000	7,768,013
Valvoline, Inc.†	3.625%	6/15/2031		7,654,000	6,819,236
Valvoline, Inc.†	4.25%	2/15/2030		7,491,000	6,845,800
Total					144,909,441

Coal 0.85%
Coronado Finance Pty Ltd. (Australia)†(d)	10.75%	5/15/2026		12,941,000	14,037,944
Indika Energy Capital IV Pte Ltd. (Singapore)(d)	8.25%	10/22/2025		9,907,000	9,998,639
Peabody Energy Corp.†	6.375%	3/31/2025		4,069,000	4,008,211
SunCoke Energy, Inc.†	4.875%	6/30/2029		12,390,000	11,049,402
Warrior Met Coal, Inc.†	7.875%	12/1/2028		8,207,000	8,222,019
Total					47,316,215

Commercial Services 4.24%
AA Bond Co. Ltd.(c)	6.50%	1/31/2026	GBP	6,223,000	7,533,896
Ahern Rentals, Inc.†	7.375%	5/15/2023		$9,694,000	8,628,049
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.00%	6/1/2029		6,997,000	5,673,168
Alta Equipment Group, Inc.†	5.625%	4/15/2026		9,076,000	8,185,281
AMN Healthcare, Inc.†	4.00%	4/15/2029		13,468,000	12,297,368
APi Escrow Corp.†	4.75%	10/15/2029		7,587,000	6,690,596
APi Group DE, Inc.†	4.125%	7/15/2029		7,356,000	6,354,297
Arena Luxembourg Finance Sarl(c)	1.875%	2/1/2028	EUR	9,215,000	8,148,501
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	4.75%	4/1/2028		$3,874,000	3,522,977
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.375%	3/1/2029		9,530,000	8,738,009
Block, Inc.†	3.50%	6/1/2031		6,849,000	5,883,633
Gartner, Inc.†	3.75%	10/1/2030		13,584,000	12,619,468
HealthEquity, Inc.†	4.50%	10/1/2029		6,344,000	5,923,710
Hertz Corp. (The)†	4.625%	12/1/2026		7,055,000	6,470,846
Hertz Corp. (The)†	5.00%	12/1/2029		11,482,000	10,097,156
Hertz Corp. (The)†	6.00%	1/15/2028		6,517,000	423,605

126	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Commercial Services (continued)
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.†	5.00%	2/1/2026		$16,843,000	$15,786,184
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS (Turkey)†(d)	9.50%	7/10/2036		9,243,000	8,228,119
Movida Europe SA (Luxembourg)†(d)	5.25%	2/8/2031		14,389,000	11,891,645
NESCO Holdings II, Inc.†	5.50%	4/15/2029		5,847,000	5,286,974
PeopleCert Wisdom Issuer plc†(c)	5.75%	9/15/2026	EUR	2,753,000	2,851,920
PeopleCert Wisdom Issuer plc(c)	5.75%	9/15/2026	EUR	11,226,000	11,629,369
Port of Newcastle Investments Financing Pty Ltd. (Australia)†(d)	5.90%	11/24/2031		$9,736,000	9,108,096
Prime Security Services Borrower LLC/Prime Finance, Inc.†	3.375%	8/31/2027		8,881,000	7,962,039
Sabre GLBL, Inc.†	9.25%	4/15/2025		9,170,000	9,506,264
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.†	4.625%	11/1/2026		6,806,000	6,381,374
TransJamaican Highway Ltd. (Jamaica)†(d)	5.75%	10/10/2036		5,301,199	4,918,532
United Rentals North America, Inc.	3.875%	2/15/2031		9,247,000	8,411,256
Williams Scotsman International, Inc.†	4.625%	8/15/2028		4,956,000	4,696,975
ZipRecruiter, Inc.†	5.00%	1/15/2030		14,055,000	13,285,067
Total					237,134,374

Computers 1.01%
Ahead DB Holdings LLC†	6.625%	5/1/2028		5,612,000	4,798,599
Austin BidCo, Inc.†	7.125%	12/15/2028		5,671,000	4,784,226
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028		6,212,000	5,825,123
Booz Allen Hamilton, Inc.†	4.00%	7/1/2029		4,497,000	4,266,890
Condor Merger Sub, Inc.†	7.375%	2/15/2030		9,741,000	8,545,389
Crowdstrike Holdings, Inc.	3.00%	2/15/2029		23,825,000	21,685,396
Science Applications International Corp.†	4.875%	4/1/2028		6,923,000	6,590,464
Total					56,496,087

Distribution/Wholesale 0.66%
American Builders & Contractors Supply Co., Inc.†	4.00%	1/15/2028		8,558,000	8,072,077
BCPE Empire Holdings, Inc.†	7.625%	5/1/2027		4,023,000	3,667,157
H&E Equipment Services, Inc.†	3.875%	12/15/2028		15,068,000	13,176,212
Resideo Funding, Inc.†	4.00%	9/1/2029		14,167,000	12,037,629
Total					36,953,075

See Notes to Financial Statements.	127

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2022

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Diversified Financial Services 2.59%
AG Issuer LLC†	6.25%		3/1/2028			$9,613,000	$9,018,292
Alliance Data Systems Corp.†	4.75%		12/15/2024			3,487,000	3,308,344
Aretec Escrow Issuer, Inc.†	7.50%		4/1/2029			6,694,000	5,981,475
Asteroid Private Merger Sub, Inc.†	8.50%		11/15/2029			11,928,000	10,399,882
Coinbase Global, Inc.†	3.375%		10/1/2028			10,805,000	7,920,011
Coinbase Global, Inc.†	3.625%		10/1/2031			16,744,000	11,337,027
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029			9,297,000	8,713,381
Jefferson Capital Holdings LLC†	6.00%		8/15/2026			11,166,000	10,493,634
Jerrold Finco plc†(c)	5.25%		1/15/2027		GBP	5,266,000	6,220,955
Kane Bidco Ltd.(c)	6.50%		2/15/2027		GBP	5,451,000	6,306,393
Midcap Financial Issuer Trust†	5.625%		1/15/2030			$7,179,000	5,612,865
Midcap Financial Issuer Trust†	6.50%		5/1/2028			13,294,000	11,352,110
Navient Corp.	6.75%		6/25/2025			21,044,000	21,208,248
Navient Corp.	6.75%		6/15/2026			6,548,000	6,448,241
PRA Group, Inc.†	5.00%		10/1/2029			13,169,000	11,856,253
VistaJet Malta Finance plc/XO Management Holding, Inc. (Malta)†(d)	6.375%		2/1/2030			10,275,000	8,751,217
Total							144,928,328

Electric 2.54%
Calpine Corp.†	4.625%		2/1/2029			7,074,000	6,169,589
Calpine Corp.†	5.00%		2/1/2031			9,188,000	8,205,987
Elwood Energy LLC	8.159%		7/5/2026			3,108,963	3,132,871
FirstEnergy Corp.	7.375%		11/15/2031			22,439,000	26,528,844
JSW Hydro Energy Ltd. (India)†(d)	4.125%		5/18/2031			6,452,880	5,551,155
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029			9,488,000	8,322,000
Mong Duong Finance Holdings BV (Vietnam)†(d)	5.125%		5/7/2029			8,340,000	7,276,650
NextEra Energy Operating Partners LP†	4.50%		9/15/2027			8,760,000	8,519,056
NRG Energy, Inc.†	3.875%		2/15/2032			13,056,000	11,508,211
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%		12/15/2025			5,340,040	5,370,959
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%		8/15/2028			11,889,000	11,187,490
Pike Corp.†	5.50%		9/1/2028			8,496,000	7,203,503
Talen Energy Supply LLC(g)	6.50%		6/1/2025			25,000,000	13,843,750
Vistra Corp.†	7.00% (5 Yr. Treasury CMT + 5.74%	)#	–	(f)		9,032,000	8,677,358
Vistra Operations Co. LLC†	4.375%		5/1/2029			11,264,000	10,521,421
Total							142,018,844

128	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Electrical Components & Equipment 0.18%
EnerSys†	4.375%	12/15/2027		$10,862,000	$9,887,298

Electronics 0.40%
Atkore, Inc.†	4.25%	6/1/2031		16,303,000	14,917,653
Imola Merger Corp.†	4.75%	5/15/2029		8,159,000	7,669,786
Total					22,587,439

Energy-Alternate Sources 0.78%
Cullinan Holdco Scsp(c)	4.625%	10/15/2026	EUR	6,449,000	6,071,492
Cullinan Holdco Scsp†(c)	4.625%	10/15/2026	EUR	2,959,000	2,785,788
Empresa Generadora de Electricidad Haina SA (Dominican Reoublic)†(d)	5.625%	11/8/2028		$6,444,000	5,697,781
Investment Energy Resources Ltd.†	6.25%	4/26/2029		5,109,000	4,838,632
TerraForm Power Operating LLC†	4.75%	1/15/2030		11,460,000	10,887,573
TerraForm Power Operating LLC†	5.00%	1/31/2028		7,871,000	7,564,818
YPF Energia Electrica SA (Argentina)†(d)	10.00%	7/25/2026		6,272,000	5,777,766
Total					43,623,850

Engineering & Construction 0.77%
Arcosa, Inc.†	4.375%	4/15/2029		8,502,000	7,761,645
Brundage-Bone Concrete Pumping Holdings, Inc.†	6.00%	2/1/2026		3,918,000	3,361,644
Dycom Industries, Inc.†	4.50%	4/15/2029		10,867,000	9,994,380
Great Lakes Dredge & Dock Corp.†	5.25%	6/1/2029		7,888,000	7,429,313
IEA Energy Services LLC†	6.625%	8/15/2029		10,069,000	8,702,939
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028		6,650,000	5,905,998
Total					43,155,919

Entertainment 4.45%
Affinity Gaming†	6.875%	12/15/2027		10,677,000	9,512,054
ASR Media and Sponsorship SpA(c)	5.125%	8/1/2024	EUR	9,094,226	9,030,873
Boyne USA, Inc.†	4.75%	5/15/2029		$11,192,000	10,436,540
Buena Vista Gaming Authority†	13.00%	4/1/2023		14,440,000	14,820,927
Caesars Entertainment, Inc.†	4.625%	10/15/2029		6,399,000	5,471,081
CDI Escrow Issuer, Inc.†	5.75%	4/1/2030		12,584,000	12,360,068
Cedar Fair LP	5.25%	7/15/2029		9,885,000	9,558,993
Churchill Downs, Inc.†	4.75%	1/15/2028		12,191,000	11,581,450
Cinemark USA, Inc.†	5.25%	7/15/2028		7,096,000	6,388,529
Empire Resorts, Inc.†	7.75%	11/1/2026		7,566,000	7,141,358
Everi Holdings, Inc.†	5.00%	7/15/2029		7,310,000	6,511,236
International Game Technology plc†	5.25%	1/15/2029		5,726,000	5,599,570

See Notes to Financial Statements.	129

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Entertainment (continued)
Jacobs Entertainment, Inc.†	6.75%	2/15/2029		$12,272,000	$11,351,600
Lions Gate Capital Holdings LLC†	5.50%	4/15/2029		5,591,000	4,873,814
Live Nation Entertainment, Inc.†	3.75%	1/15/2028		12,739,000	11,782,301
Live Nation Entertainment, Inc.†	4.75%	10/15/2027		8,549,000	8,176,007
Loarre Investments Sarl†(c)	6.50%	5/15/2029	EUR	12,607,000	13,282,753
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp†	4.875%	5/1/2029		$13,399,000	11,353,643
Mohegan Gaming & Entertainment†	8.00%	2/1/2026		9,849,000	9,122,636
Penn National Gaming, Inc.†	4.125%	7/1/2029		6,804,000	5,583,328
Pinewood Finance Co. Ltd.(c)	3.625%	11/15/2027	GBP	5,564,000	6,276,421
Pinewood Finance Co. Ltd.†(c)	3.625%	11/15/2027	GBP	5,640,000	6,362,153
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/6/2031		$10,700,000	8,821,710
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.†	6.625%	3/1/2030		14,270,000	13,263,180
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029		12,116,000	10,871,142
WMG Acquisition Corp.†	3.00%	2/15/2031		11,226,000	9,637,521
WMG Acquisition Corp.†	3.75%	12/1/2029		10,353,000	9,539,306
Total					248,710,194

Environmental Control 0.08%
Madison IAQ LLC†	5.875%	6/30/2029		5,918,000	4,640,896

Food 1.66%
Agrosuper SA (Chile)†(d)	4.60%	1/20/2032		5,544,000	4,954,950
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029		10,402,000	9,068,516
Bellis Finco plc(c)	4.00%	2/16/2027	GBP	9,100,000	8,789,063
Chobani LLC/hobani Finance Corp., Inc.†	4.625%	11/15/2028		$6,605,000	6,072,439
Ingles Markets, Inc.†	4.00%	6/15/2031		16,828,000	15,598,462
Lamb Weston Holdings, Inc.†	4.125%	1/31/2030		6,767,000	6,277,746
Performance Food Group, Inc.†	4.25%	8/1/2029		6,332,000	5,638,298
Pilgrim’s Pride Corp.†	4.25%	4/15/2031		8,962,000	8,315,078
Post Holdings, Inc.†	4.50%	9/15/2031		10,209,000	8,972,588
Post Holdings, Inc.†	4.625%	4/15/2030		6,234,000	5,601,031
SEG Holding LLC/SEG Finance Corp.†	5.625%	10/15/2028		5,581,000	5,047,401
Tonon Luxembourg SA PIK 6.50% (Luxembourg)†(d)	6.50%	10/31/2024		1,853,927	278
Ulker Biskuvi Sanayi AS (Turkey)†(d)	6.95%	10/30/2025		10,060,000	8,249,602
Total					92,585,452

130	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Forest Products & Paper 0.55%
Mercer International, Inc. (Canada)(d)	5.125%	2/1/2029		$9,789,000	$9,022,668
Resolute Forest Products, Inc. (Canada)†(d)	4.875%	3/1/2026		6,009,000	5,629,772
Sylvamo Corp.†	7.00%	9/1/2029		16,871,000	16,261,875
Total					30,914,315

Hand/Machine Tools 0.09%
Sofima Holding SpA†(c)	3.75%	1/15/2028	EUR	5,617,000	5,241,775

Health Care-Products 0.88%
Avantor Funding, Inc.†	3.875%	11/1/2029		$8,207,000	7,629,966
Hologic, Inc.†	3.25%	2/15/2029		6,570,000	5,922,855
Mozart Debt Merger Sub, Inc.†	3.875%	4/1/2029		39,085,000	35,334,794
Total					48,887,615

Health Care-Services 5.97%
Acadia Healthcare Co., Inc.†	5.00%	4/15/2029		14,372,000	13,983,698
Acadia Healthcare Co., Inc.†	5.50%	7/1/2028		1,806,000	1,789,710
AHP Health Partners, Inc.†	5.75%	7/15/2029		8,181,000	6,416,726
Air Methods Corp.†	8.00%	5/15/2025		18,780,000	13,023,551
Catalent Pharma Solutions, Inc.†	3.50%	4/1/2030		10,924,000	9,827,340
Centene Corp.	2.50%	3/1/2031		7,585,000	6,478,273
Centene Corp.	3.00%	10/15/2030		16,846,000	15,011,471
Centene Corp.	3.375%	2/15/2030		11,584,000	10,646,738
Centene Corp.	4.625%	12/15/2029		28,418,000	28,047,998
Charles River Laboratories International, Inc.†	3.75%	3/15/2029		9,732,000	9,042,396
Charles River Laboratories International, Inc.†	4.00%	3/15/2031		7,885,000	7,287,002
Charles River Laboratories International, Inc.†	4.25%	5/1/2028		10,003,000	9,702,260
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031		37,211,000	30,088,348
CHS/Community Health Systems, Inc.†	6.125%	4/1/2030		19,736,000	14,407,280
HCA, Inc.	3.50%	9/1/2030		36,425,000	33,272,898
ModivCare Escrow Issuer, Inc.†	5.00%	10/1/2029		16,630,000	15,074,109
Molina Healthcare, Inc.†	3.875%	11/15/2030		24,076,000	22,258,262
Molina Healthcare, Inc.†	3.875%	5/15/2032		5,573,000	5,084,499
Radiology Partners, Inc.†	9.25%	2/1/2028		12,320,000	10,085,649
Select Medical Corp.†	6.25%	8/15/2026		2,979,000	2,975,380
Tenet Healthcare Corp.†	4.25%	6/1/2029		14,046,000	13,215,881
Tenet Healthcare Corp.†	4.375%	1/15/2030		35,660,000	33,322,487
Tenet Healthcare Corp.†	6.125%	10/1/2028		12,037,000	11,770,982
US Acute Care Solutions LLC†	6.375%	3/1/2026		11,208,000	10,657,453
Total					333,470,391

See Notes to Financial Statements.	131

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Home Builders 1.19%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	4.625%	8/1/2029		$3,508,000	$3,024,948
Ashton Woods USA LLC/Ashton Woods Finance Co.†	4.625%	4/1/2030		3,514,000	2,967,046
Century Communities, Inc.†	3.875%	8/15/2029		10,839,000	9,398,443
Forestar Group, Inc.†	3.85%	5/15/2026		6,993,000	6,428,140
Forestar Group, Inc.†	5.00%	3/1/2028		10,769,000	9,735,928
M/I Homes, Inc.	4.95%	2/1/2028		10,603,000	9,868,885
New Home Co., Inc. (The)†	7.25%	10/15/2025		6,056,000	5,643,253
Shea Homes LP/Shea Homes Funding Corp.†	4.75%	2/15/2028		2,261,000	1,994,128
Shea Homes LP/Shea Homes Funding Corp.†	4.75%	4/1/2029		8,246,000	7,025,500
Tri Pointe Homes, Inc.	5.25%	6/1/2027		10,773,000	10,288,592
Total					66,374,863

Housewares 0.08%
Scotts Miracle-Gro Co. (The)	4.00%	4/1/2031		5,593,000	4,679,328

Insurance 0.30%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	5.875%	11/1/2029		6,310,000	5,538,447
Ardonagh Midco 2 plc PIK 12.75% (United Kingdom)†(d)	11.50%	1/15/2027		10,693,642	11,031,086
Total					16,569,533

Internet 0.72%
Cablevision Lightpath LLC†	5.625%	9/15/2028		10,294,000	8,228,612
eDreams ODIGEO SA†(c)	5.50%	7/15/2027	EUR	6,288,000	6,140,921
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	3.50%	3/1/2029		$13,668,000	12,639,141
Millennium Escrow Corp.†	6.625%	8/1/2026		7,985,000	7,037,871
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	10.75%	6/1/2028		6,782,000	6,329,200
Total					40,375,745

Investment Companies 0.22%
Compass Group Diversified Holdings LLC†	5.25%	4/15/2029		7,170,000	6,481,572
Hightower Holding LLC†	6.75%	4/15/2029		7,111,000	6,013,281
Total					12,494,853

Iron-Steel 1.33%
Allegheny Technologies, Inc.	5.125%	10/1/2031		7,096,000	6,409,680
Carpenter Technology Corp.	7.625%	3/15/2030		6,409,000	6,341,302

132	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Iron-Steel (continued)
Commercial Metals Co.	4.125%	1/15/2030	$13,839,000	$12,604,105
CSN Resources SA (Brazil)†(d)	4.625%	6/10/2031	13,130,000	10,921,600
GUSAP III LP†	4.25%	1/21/2030	6,522,000	6,281,110
Steel Dynamics, Inc.	3.45%	4/15/2030	4,651,000	4,318,482
United States Steel Corp.	6.65%	6/1/2037	14,189,000	13,027,134
United States Steel Corp.	6.875%	3/1/2029	14,474,000	14,504,468
Total				74,407,881

Leisure Time 1.18%
Carnival Corp.†	4.00%	8/1/2028	22,554,000	20,478,468
CWT Travel Group, Inc.†	8.50%	11/19/2026	7,020,993	6,476,866
Life Time, Inc.†	5.75%	1/15/2026	5,140,000	4,951,259
Lindblad Expeditions LLC†	6.75%	2/15/2027	10,109,000	9,862,644
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	10,639,000	9,053,124
Royal Caribbean Cruises Ltd.†	5.50%	4/1/2028	8,717,000	7,372,011
Vista Outdoor, Inc.†	4.50%	3/15/2029	9,269,000	7,988,858
Total				66,183,230

Lodging 2.11%
Boyd Gaming Corp.†	4.75%	6/15/2031	6,074,000	5,565,394
Full House Resorts, Inc.†	8.25%	2/15/2028	11,933,000	10,821,381
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026	8,398,000	7,664,881
Hilton Domestic Operating Co., Inc.†	3.625%	2/15/2032	10,767,000	9,356,469
Hilton Domestic Operating Co., Inc.†	3.75%	5/1/2029	6,424,000	5,892,414
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	7,085,000	6,963,138
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc†	5.00%	6/1/2029	11,981,000	11,157,186
Marriott Ownership Resorts, Inc.†	4.50%	6/15/2029	6,308,000	5,616,012
MGM Resorts International	4.625%	9/1/2026	10,121,000	9,493,144
Studio City Co. Ltd. (Macau)†(d)	7.00%	2/15/2027	5,873,000	5,421,249
Travel and Leisure Co.†	6.625%	7/31/2026	12,472,000	12,834,433
Wyndham Hotels & Resorts, Inc.†	4.375%	8/15/2028	11,006,000	10,413,712
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	18,271,000	16,843,670
Total				118,043,083

Machinery-Diversified 0.75%
ATS Automation Tooling Systems, Inc. (Canada)†(d)	4.125%	12/15/2028	10,283,000	9,206,781
Mueller Water Products, Inc.†	4.00%	6/15/2029	13,610,000	12,283,365

See Notes to Financial Statements.	133

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Machinery-Diversified (continued)
SPX FLOW, Inc.†	8.75%	4/1/2030	$6,446,000	$5,458,666
TK Elevator US Newco, Inc.†	5.25%	7/15/2027	10,844,000	10,587,757
Vertical Holdco GmbH (Germany)†(d)	7.625%	7/15/2028	4,735,000	4,453,736
Total				41,990,305

Media 2.56%
AMC Networks, Inc.	4.25%	2/15/2029	20,260,000	18,569,202
Belo Corp.	7.25%	9/15/2027	11,082,000	11,891,429
Cable One, Inc.†	4.00%	11/15/2030	10,384,000	9,214,134
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	22,819,000	21,083,273
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026	13,284,000	4,406,502
Gray Escrow II, Inc.†	5.375%	11/15/2031	15,959,000	14,562,588
iHeartCommunications, Inc.†	4.75%	1/15/2028	2,637,000	2,381,382
Sirius XM Radio, Inc.†	3.875%	9/1/2031	8,958,000	7,889,938
UPC Broadband Finco BV (Netherlands)†(d)	4.875%	7/15/2031	6,321,000	5,805,443
Urban One, Inc.†	7.375%	2/1/2028	7,025,000	6,644,210
Virgin Media Finance plc (United Kingdom)†(d)	5.00%	7/15/2030	15,178,000	13,577,935
Virgin Media Secured Finance plc (United Kingdom)†(d)	5.50%	5/15/2029	15,965,000	15,719,857
VZ Secured Financing BV (Netherlands)†(d)	5.00%	1/15/2032	12,572,000	11,396,141
Total				143,142,034

Metal Fabricate-Hardware 0.13%
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029	8,158,000	7,260,702

Mining 3.68%
Alcoa Nederland Holding BV (Netherlands)†(d)	4.125%	3/31/2029	20,433,000	19,499,314
Alcoa Nederland Holding BV (Netherlands)†(d)	5.50%	12/15/2027	6,872,000	6,926,014
Arconic Corp.†	6.125%	2/15/2028	15,591,000	15,313,551
Bukit Makmur Mandiri Utama PT	7.75%	2/10/2026	1,034,000	940,940
Century Aluminum Co.†	7.50%	4/1/2028	7,984,000	7,543,044
Coeur Mining, Inc.†	5.125%	2/15/2029	19,075,000	15,486,802
Compass Minerals International, Inc.†	4.875%	7/15/2024	5,384,000	5,202,990
Compass Minerals International, Inc.†	6.75%	12/1/2027	11,682,000	11,062,082
First Quantum Minerals Ltd. (Canada)†(d)	6.875%	10/15/2027	8,034,000	8,030,869
FMG Resources August 2006 Pty Ltd. (Australia)†(d)	4.375%	4/1/2031	14,869,000	13,274,077
FMG Resources August 2006 Pty Ltd. (Australia)†(d)	4.50%	9/15/2027	15,496,000	14,980,758
FMG Resources August 2006 Pty Ltd. (Australia)†(d)	6.125%	4/15/2032	6,840,000	6,828,133
Hecla Mining Co.	7.25%	2/15/2028	12,225,000	12,003,544

134	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Mining (continued)
Hudbay Minerals, Inc. (Canada)†(d)	4.50%	4/1/2026		$10,489,000	$9,341,189
Hudbay Minerals, Inc. (Canada)†(d)	6.125%	4/1/2029		9,655,000	8,670,383
Joseph T Ryerson & Son, Inc.†	8.50%	8/1/2028		356,000	371,764
Minsur SA (Peru)†(d)	4.50%	10/28/2031		12,767,000	11,613,884
Mirabela Nickel Ltd.	1.00%	9/10/2044		51,005	5	(b)
Novelis Corp.†	3.875%	8/15/2031		18,277,000	15,995,208
Taseko Mines Ltd. (Canada)†(d)	7.00%	2/15/2026		12,417,000	11,948,693
Vedanta Resources Finance II plc (United Kingdom)†(d)	8.95%	3/11/2025		11,365,000	10,310,442
Total					205,343,686

Miscellaneous Manufacturing 0.43%
Amsted Industries, Inc.†	4.625%	5/15/2030		5,908,000	5,328,632
Ctec II GmbH†(c)	5.25%	2/15/2030	EUR	6,297,000	5,639,650
LSB Industries, Inc.†	6.25%	10/15/2028		$13,212,000	13,085,427
Total					24,053,709

Oil & Gas 14.79%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026		18,246,000	18,652,794
Antero Resources Corp.†	7.625%	2/1/2029		7,309,000	7,938,488
Apache Corp.	4.75%	4/15/2043		14,923,000	12,942,196
Apache Corp.	5.10%	9/1/2040		14,777,000	13,806,447
Baytex Energy Corp. (Canada)†(d)	8.75%	4/1/2027		14,307,000	15,049,319
Berry Petroleum Co. LLC†	7.00%	2/15/2026		12,109,000	11,742,264
California Resources Corp.†	7.125%	2/1/2026		13,997,000	14,377,578
Callon Petroleum Co.	6.125%	10/1/2024		7,221,000	7,205,114
Callon Petroleum Co.	6.375%	7/1/2026		9,172,000	8,917,936
Callon Petroleum Co.†	8.00%	8/1/2028		14,565,000	15,031,663
Canacol Energy Ltd. (Canada)†(d)	5.75%	11/24/2028		10,707,000	9,548,984
Centennial Resource Production LLC†	5.375%	1/15/2026		26,398,000	25,555,904
Centennial Resource Production LLC†	6.875%	4/1/2027		14,218,000	14,244,801
Civitas Resources, Inc.†	5.00%	10/15/2026		14,662,000	14,043,923
CNX Resources Corp.†	6.00%	1/15/2029		8,912,000	8,871,896
Colgate Energy Partners III LLC†	5.875%	7/1/2029		23,555,000	22,730,575
Colgate Energy Partners III LLC†	7.75%	2/15/2026		8,654,000	8,825,319
Comstock Resources, Inc.†	5.875%	1/15/2030		12,253,000	11,714,236
Comstock Resources, Inc.†	6.75%	3/1/2029		8,634,000	8,636,590
Crescent Energy Finance LLC†	7.25%	5/1/2026		16,103,000	15,652,116

See Notes to Financial Statements.	135

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
CrownRock LP/CrownRock Finance, Inc.†	5.00%	5/1/2029	$9,186,000	$9,070,879
Earthstone Energy Holdings LLC†	8.00%	4/15/2027	13,030,000	13,266,690
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	16,201,000	16,234,536
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	13,223,000	13,501,542
EQT Corp.	7.50%	2/1/2030	4,074,000	4,532,732
Geopark Ltd. (Colombia)†(d)	5.50%	1/17/2027	7,810,000	7,068,050
Gulfport Energy Operating Corp.†	8.00%	5/17/2026	18,522,489	19,170,128
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	8,644,000	8,484,994
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031	10,149,000	9,928,259
Kosmos Energy Ltd.†	7.50%	3/1/2028	13,693,000	12,817,511
Laredo Petroleum, Inc.†	7.75%	7/31/2029	10,693,000	10,552,171
Laredo Petroleum, Inc.	10.125%	1/15/2028	20,524,000	21,550,200
Matador Resources Co.	5.875%	9/15/2026	22,905,000	23,161,994
MC Brazil Downstream Trading Sarl (Luxembourg)†(d)	7.25%	6/30/2031	11,814,000	10,549,666
Medco Bell Pte Ltd. (Singapore)†(d)	6.375%	1/30/2027	7,690,000	7,137,935
Medco Laurel Tree Pte Ltd. (Singapore)†(d)	6.95%	11/12/2028	1,733,000	1,606,078
MEG Energy Corp. (Canada)†(d)	5.875%	2/1/2029	8,947,000	8,945,211
MEG Energy Corp. (Canada)†(d)	7.125%	2/1/2027	14,625,000	15,324,367
Murphy Oil Corp.	6.375%	7/15/2028	8,096,000	8,322,688
Nabors Industries Ltd.†	7.25%	1/15/2026	11,048,000	10,722,084
Nabors Industries, Inc.	5.75%	2/1/2025	11,888,000	11,474,714
Nabors Industries, Inc.†	7.375%	5/15/2027	7,195,000	7,270,152
Oasis Petroleum, Inc.†	6.375%	6/1/2026	10,189,000	10,258,591
Occidental Petroleum Corp.	6.125%	1/1/2031	49,478,000	53,745,477
Occidental Petroleum Corp.	6.45%	9/15/2036	12,879,000	14,424,480
Occidental Petroleum Corp.	6.625%	9/1/2030	4,222,000	4,738,351
Occidental Petroleum Corp.	7.50%	5/1/2031	3,439,000	4,127,832
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	10,964,000	10,164,474
PBF Holding Co. LLC/PBF Finance Corp.	7.25%	6/15/2025	12,367,000	12,022,146
PBF Holding Co. LLC/PBF Finance Corp.†	9.25%	5/15/2025	11,646,000	12,126,048
Penn Virginia Holdings LLC†	9.25%	8/15/2026	6,555,000	6,643,165
Precision Drilling Corp. (Canada)†(d)	6.875%	1/15/2029	10,334,000	9,991,221
Precision Drilling Corp. (Canada)†(d)	7.125%	1/15/2026	5,794,000	5,803,324
Range Resources Corp.†	4.75%	2/15/2030	7,461,000	7,314,018
Range Resources Corp.	4.875%	5/15/2025	14,259,000	14,543,823
Range Resources Corp.	8.25%	1/15/2029	8,033,000	8,715,403
Rockcliff Energy II LLC†	5.50%	10/15/2029	12,083,000	11,444,413

136	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
SierraCol Energy Andina LLC†	6.00%	6/15/2028	$13,155,000	$11,272,125
SM Energy Co.	5.625%	6/1/2025	8,718,000	8,703,267
SM Energy Co.	6.625%	1/15/2027	9,804,000	9,871,791
SM Energy Co.	6.75%	9/15/2026	13,847,000	14,032,757
Southwestern Energy Co.	5.375%	2/1/2029	11,282,000	11,375,641
Southwestern Energy Co.	5.95%	1/23/2025	5,757,000	5,959,646
Southwestern Energy Co.	8.375%	9/15/2028	15,515,000	17,035,548
Tap Rock Resources LLC†	7.00%	10/1/2026	7,297,000	7,267,593
Tullow Oil plc (United Kingdom)†(d)	10.25%	5/15/2026	9,349,000	9,101,345
Turkiye Petrol Rafinerileri AS (Turkey)†(d)	4.50%	10/18/2024	6,942,000	6,421,281
Vermilion Energy, Inc.	6.875%	5/1/2030	11,442,000	10,988,325
Viper Energy Partners LP†	5.375%	11/1/2027	12,224,000	12,189,939
Total				826,462,748

Oil & Gas Services 1.30%
Bristow Group, Inc.†	6.875%	3/1/2028	10,728,000	10,201,681
Oceaneering International, Inc.	6.00%	2/1/2028	16,681,000	15,329,839
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	12,859,000	12,410,992
Weatherford International Ltd.†	6.50%	9/15/2028	8,887,000	8,758,849
Weatherford International Ltd.†	8.625%	4/30/2030	16,642,000	15,939,708
Welltec International ApS (Denmark)†(d)	8.25%	10/15/2026	8,431,000	8,365,754
Welltec International ApS (Denmark)(d)	8.25%	10/15/2026	1,474,000	1,462,593
Total				72,469,416

Packaging & Containers 0.79%
Ball Corp.	2.875%	8/15/2030	13,142,000	11,388,792
Pactiv LLC	7.95%	12/15/2025	8,754,000	8,507,881
Sealed Air Corp.†	5.00%	4/15/2029	6,808,000	6,770,556
Sealed Air Corp.†	6.875%	7/15/2033	11,508,000	12,220,633
Silgan Holdings, Inc.	4.125%	2/1/2028	5,158,000	4,973,369
Total				43,861,231

Pharmaceuticals 2.63%
180 Medical, Inc.†	3.875%	10/15/2029	17,477,000	15,947,218
BellRing Brands, Inc.†	7.00%	3/15/2030	6,397,000	6,390,475
DCP Midstream Operating LP	3.25%	2/15/2032	7,280,000	6,267,243
DT Midstream, Inc.†	4.125%	6/15/2029	10,060,000	9,434,519
Hess Midstream Operations LP†	5.125%	6/15/2028	1,479,000	1,463,692
Jazz Securities DAC (Ireland)†(d)	4.375%	1/15/2029	35,517,000	34,324,339

See Notes to Financial Statements.	137

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2022

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Pharmaceuticals (continued)
Option Care Health, Inc.†	4.375%		10/31/2029			$13,271,000	$12,129,561
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%		4/30/2028			20,284,000	19,478,725
Organon & Co./Organon Foreign Debt Co-Issuer BV†	5.125%		4/30/2031			23,922,000	23,031,504
Owens & Minor, Inc.†	4.50%		3/31/2029			9,670,000	8,760,537
Owens & Minor, Inc.†	6.625%		4/1/2030			9,987,000	9,893,422
Total							147,121,235

Pipelines 3.22%
AI Candelaria Spain SA (Spain)†(d)	7.50%		12/15/2028			6,582,000	6,413,402
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.375%		6/15/2029			7,460,000	7,497,934
Buckeye Partners LP	3.95%		12/1/2026			12,394,000	11,901,958
Buckeye Partners LP	4.125%		12/1/2027			7,654,000	7,137,853
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078			17,697,000	14,552,240
Cheniere Energy Partners LP†	3.25%		1/31/2032			25,044,000	21,929,779
Cheniere Energy, Inc.	4.625%		10/15/2028			8,888,000	8,646,358
CNX Midstream Partners LP†	4.75%		4/15/2030			7,415,000	6,625,881
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031			12,891,000	12,226,308
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028			8,974,000	8,724,702
Energy Transfer LP	6.50% (5 Yr. Treasury CMT + 5.69%	)#	–	(f)		7,974,000	7,464,694
Northriver Midstream Finance LP (Canada)†(d)	5.625%		2/15/2026			7,831,000	7,463,804
Oasis Midstream Partners LP/OMP Finance Corp.†	8.00%		4/1/2029			10,115,000	10,386,537
Plains All American Pipeline LP	6.125% (3 Mo. LIBOR + 4.11%	)#	–	(f)		8,854,000	7,004,535
Venture Global Calcasieu Pass LLC†	3.875%		8/15/2029			6,807,000	6,450,517
Venture Global Calcasieu Pass LLC†	3.875%		11/1/2033			9,820,000	8,926,871
Venture Global Calcasieu Pass LLC†	4.125%		8/15/2031			7,589,000	7,125,692
Western Midstream Operating LP	4.55%		2/1/2030			14,321,000	13,709,637
Western Midstream Operating LP	5.75%		2/1/2050			6,394,000	5,693,737
Total							179,882,439

Real Estate 1.32%
Canary Wharf Group Investment Holdings plc†(c)	3.375%		4/23/2028		GBP	7,756,000	8,996,874
Cushman & Wakefield US Borrower LLC†	6.75%		5/15/2028			$5,519,000	5,564,256
Howard Hughes Corp. (The)†	4.125%		2/1/2029			5,053,000	4,651,036

138	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Real Estate (continued)
Howard Hughes Corp. (The)†	4.375%	2/1/2031		$4,968,000	$4,421,421
Howard Hughes Corp. (The)†	5.375%	8/1/2028		6,370,000	6,221,483
Hunt Cos., Inc.†	5.25%	4/15/2029		12,837,000	12,127,563
Kennedy-Wilson, Inc.	4.75%	3/1/2029		10,420,000	9,372,061
Kennedy-Wilson, Inc.	5.00%	3/1/2031		7,262,000	6,459,150
Logan Group Co. Ltd. (China)(d)	4.50%	1/13/2028		10,233,000	2,272,310
Logan Group Co. Ltd. (China)(d)	5.25%	2/23/2023		6,428,000	1,574,860
Shimao Group Holdings Ltd. (Hong Kong)(d)	5.20%	1/16/2027		18,891,000	2,550,285
Sunac China Holdings Ltd. (China)(d)(g)	5.95%	4/26/2024		9,969,000	1,669,807
Sunac China Holdings Ltd. (China)(d)	6.50%	1/10/2025		5,883,000	1,003,051
Vivion Investments Sarl(c)	3.00%	8/8/2024	EUR	6,300,000	6,138,295
Zhenro Properties Group Ltd. (China)(d)(g)	7.35%	2/5/2025		$9,700,000	983,580
Total					74,006,032

REITS 1.81%
Apollo Commercial Real Estate Finance, Inc.†	4.625%	6/15/2029		12,160,000	10,328,096
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026		11,038,000	10,227,259
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%	9/15/2030		12,765,000	10,818,389
IIP Operating Partnership LP	5.50%	5/25/2026		9,039,000	8,722,489
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027		12,304,000	11,122,890
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029		7,445,000	6,715,837
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028		7,912,000	7,829,597
SBA Communications Corp.	3.875%	2/15/2027		8,677,000	8,495,173
Service Properties Trust	4.35%	10/1/2024		4,044,000	3,696,418
Service Properties Trust	4.50%	3/15/2025		7,422,000	6,500,373
VICI Properties LP/VICI Note Co., Inc.†	4.125%	8/15/2030		6,737,000	6,189,417
XHR LP†	4.875%	6/1/2029		10,856,000	10,201,166
Total					100,847,104

Retail 4.03%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(d)	3.50%	2/15/2029		12,363,000	11,369,015
1011778 BC ULC/New Red Finance, Inc. (Canada)†(d)	4.00%	10/15/2030		6,881,000	6,075,923
BCPE Ulysses Intermediate, Inc. PIK 8.50%†	7.75%	4/1/2027		7,103,000	5,730,961
Beacon Roofing Supply, Inc.†	4.125%	5/15/2029		1,340,000	1,184,082
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC†	5.125%	4/15/2029		7,401,000	6,508,846
BlueLinx Holdings, Inc.†	6.00%	11/15/2029		7,630,000	6,804,663

See Notes to Financial Statements.	139

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Retail (continued)
CEC Entertainment LLC†	6.75%		5/1/2026		$4,747,000	$4,262,569
Dutch Lion BV†(c)	11.25%		6/15/2020	EUR	9,152,880	983	(b)
Foundation Building Materials, Inc.†	6.00%		3/1/2029		$7,056,000	5,763,658
Gap, Inc. (The)†	3.875%		10/1/2031		7,341,000	5,249,843
Golden Goose SpA†(c)	4.875% (3 Mo. EURIBOR + 4.88%	)#	5/14/2027	EUR	6,375,000	6,381,029
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%		8/15/2028		$12,874,000	8,262,919
Group 1 Automotive, Inc.†	4.00%		8/15/2028		7,882,000	7,199,182
Guitar Center, Inc.†	8.50%		1/15/2026		6,625,000	6,058,752
Ken Garff Automotive LLC†	4.875%		9/15/2028		3,239,000	2,806,982
LBM Acquisition LLC†	6.25%		1/15/2029		14,003,000	10,882,947
LCM Investments Holdings II LLC†	4.875%		5/1/2029		8,461,000	7,227,852
Macy’s Retail Holdings LLC†	5.875%		4/1/2029		6,432,000	6,067,177
Murphy Oil USA, Inc.†	3.75%		2/15/2031		11,872,000	10,797,999
Murphy Oil USA, Inc.	4.75%		9/15/2029		5,530,000	5,325,584
Nordstrom, Inc.	4.375%		4/1/2030		6,728,000	5,900,591
Papa John’s International, Inc.†	3.875%		9/15/2029		9,485,000	8,512,550
Park River Holdings, Inc.†	5.625%		2/1/2029		11,542,000	8,214,945
Park River Holdings, Inc.†	6.75%		8/1/2029		9,084,000	6,602,607
Party City Holdings, Inc.†	6.625%		8/1/2026		8,500,000	5,100,000
Party City Holdings, Inc.†	8.75%		2/15/2026		7,307,000	5,551,822
Penske Automotive Group, Inc.	3.75%		6/15/2029		1,347,000	1,211,310
PetSmart, Inc./PetSmart Finance Corp.†	4.75%		2/15/2028		6,195,000	5,710,272
Punch Finance plc†(c)	6.125%		6/30/2026	GBP	6,001,000	6,975,632
SRS Distribution, Inc.†	4.625%		7/1/2028		$3,548,000	3,272,569
SRS Distribution, Inc.†	6.00%		12/1/2029		6,483,000	5,596,288
Staples, Inc.†	7.50%		4/15/2026		6,073,000	5,619,650
Staples, Inc.†	10.75%		4/15/2027		6,563,000	5,393,375
Stonegate Pub Co. Financing 2019 plc(c)	8.25%		7/31/2025	GBP	5,019,000	6,196,547
Wendy’s International LLC	7.00%		12/15/2025		$8,091,000	8,532,566
White Cap Buyer LLC†	6.875%		10/15/2028		6,527,000	5,822,443
Yum! Brands, Inc.	5.35%		11/1/2043		7,487,000	6,752,604
Total						224,926,737

Savings & Loans 0.00%
Washington Mutual Bank(g)	6.875%		6/15/2011		10,000,000	1,000	(b)

140	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Semiconductors 0.79%
Entegris Escrow Corp.†	4.75%	4/15/2029		$6,060,000	$5,771,514
Entegris, Inc.†	3.625%	5/1/2029		13,362,000	11,847,959
ON Semiconductor Corp.†	3.875%	9/1/2028		15,749,000	14,980,921
Synaptics, Inc.†	4.00%	6/15/2029		12,935,000	11,674,678
Total					44,275,072

Software 1.66%
Elastic NV†	4.125%	7/15/2029		6,116,000	5,367,691
Minerva Merger Sub, Inc.†	6.50%	2/15/2030		6,849,000	6,296,080
MSCI, Inc.†	3.25%	8/15/2033		10,043,000	8,780,595
MSCI, Inc.†	3.625%	11/1/2031		7,218,000	6,548,711
MSCI, Inc.†	3.875%	2/15/2031		12,470,000	11,648,227
PTC, Inc.†	4.00%	2/15/2028		1,996,000	1,909,457
Rackspace Technology Global, Inc.†	5.375%	12/1/2028		6,762,000	5,358,885
ROBLOX Corp.†	3.875%	5/1/2030		10,161,000	9,032,723
Rocket Software, Inc.†	6.50%	2/15/2029		8,655,000	6,745,231
Twilio, Inc.	3.625%	3/15/2029		16,359,000	15,009,382
Twilio, Inc.	3.875%	3/15/2031		11,713,000	10,657,600
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.†	3.875%	2/1/2029		6,321,000	5,531,507
Total					92,886,089

Telecommunications 2.07%
CT Trust (Guatemala)†(d)	5.125%	2/3/2032		4,985,000	4,466,535
Frontier Communications Holdings LLC†	5.875%	10/15/2027		8,751,000	8,586,219
PLT VII Finance Sarl(c)	4.625%	1/5/2026	EUR	6,900,000	6,961,008
Sprint Capital Corp.	6.875%	11/15/2028		$47,063,000	53,298,847
T-Mobile USA, Inc.	2.625%	2/15/2029		9,515,000	8,441,756
VF Ukraine PAT via VFU Funding plc (Ukraine)†(d)	6.20%	2/11/2025		14,567,000	9,759,890
Vmed O2 UK Financing I plc (United Kingdom)†(d)	4.25%	1/31/2031		7,178,000	6,364,015
Vmed O2 UK Financing I plc (United Kingdom)†(d)	4.75%	7/15/2031		13,780,000	12,488,125
Windstream Escrow LLC/Windstream Escrow Finance Corp.†	7.75%	8/15/2028		5,431,000	5,011,428
Total					115,377,823

Transportation 0.39%
Carriage Purchaser, Inc.†	7.875%	10/15/2029		10,524,000	8,388,470
Seaspan Corp. (Hong Kong)†(d)	5.50%	8/1/2029		10,124,000	9,073,736
Watco Cos LLC/Watco Finance Corp.†	6.50%	6/15/2027		4,766,000	4,533,850
Total					21,996,056

See Notes to Financial Statements.	141

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Trucking & Leasing 0.21%
Fortress Transportation and Infrastructure Investors LLC†	5.50%		5/1/2028	$13,481,000	$11,612,870

Water 0.17%
Aegea Finance Sarl†	6.75%		5/20/2029	9,542,000	9,487,945
Total Corporate Bonds (cost $5,336,097,140)					4,927,514,784

FLOATING RATE LOANS(h) 3.45%

Aerospace 0.25%
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(d)	7.56% (1 Mo. LIBOR + 6.50%	)	3/6/2024	3,856,855	3,644,728
Alloy Finco Limited USD Holdco PIK Term Loan PIK 13.50% (Jersey)(d)	0.50%		3/6/2025	7,145,812	7,181,541
WP CPP Holdings, LLC 2018 Term Loan	4.99% (1 Mo. LIBOR + 3.75%	)
	(3 Mo. LIBOR + 3.75%	)	4/30/2025	3,367,963	3,056,427
Total					13,882,696

Consumer Non-Durables 0.19%
Anastasia Parent, LLC 2018 Term Loan B	4.756% (3 Mo. LIBOR + 3.75%	)	8/11/2025	13,012,490	10,903,686

Diversified Capital Goods 0.09%
Tank Holding Corp. 2022 Term Loan	7.134% (1 Mo. Term SOFR + 6.00%	)	3/31/2028	5,357,800	5,223,855

Electric: Generation 0.14%
Lightstone Holdco LLC 2022 Extended Term Loan B	5.921% (3 Mo. LIBOR + 5.75%	)	2/1/2027	8,038,705	7,365,463
Lightstone Holdco LLC 2022 Extended Term Loan C	5.921% (3 Mo. LIBOR + 5.75%	)	2/1/2027	458,416	420,024
Total					7,785,487

Energy 0.22%
Ulterra Drilling Technologies, LP Term Loan B	6.31% (1 Mo. LIBOR + 5.25%	)	11/26/2025	12,780,744	12,305,492

142	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Energy: Exploration & Production 0.12%
Kestrel Acquisition, LLC 2018 Term Loan B	5.31% (1 Mo. LIBOR + 4.25%	)	6/2/2025	$5,812,856	$5,551,278
Parkway Generation, LLC Term Loan C	–	(i)	2/18/2029	1,081,242	1,045,204
Total					6,596,482

Financial 0.01%
Armor Holding II LLC 2021 Term Loan B	5.203% (3 Mo. LIBOR + 4.50%	)	12/11/2028	843,440	833,247

Gaming/Leisure 0.31%
AVSC Holding Corp. 2020 Term Loan B1	4.25% (3 Mo. LIBOR + 3.25%	)	3/3/2025	6,316,252	5,643,981
Equinox Holdings, Inc. 2020 Term Loan B2	10.006% (3 Mo. LIBOR + 9.00%	)	3/8/2024	5,731,896	5,703,237
Lucid Energy Group II Borrower, LLC 2021 Term Loan	5.256% (1 Mo. LIBOR + 4.25%	)	11/24/2028	6,012,852	5,828,708
Total					17,175,926

Healthcare 0.19%
LSCS Holdings, Inc. 2021 1st Lien Term Loan	5.56% (1 Mo. LIBOR + 4.50%	)	12/16/2028	924,661	892,880
MED ParentCo LP 1st Lien Term Loan	5.31% (1 Mo. LIBOR + 4.25%	)	8/31/2026	6,655,573	6,268,186
Physician Partners LLC Term Loan	5.134% (1 Mo. Term SOFR + 4.00%	)	12/26/2028	3,445,488	3,299,055
Total					10,460,121

Housing 0.15%
Oscar AcquisitionCo, LLC Term Loan B	6.108% (3 Mo. Term SOFR + 4.50%	)	4/29/2029	7,423,000	6,815,279
Solis IV BV USD Term Loan B1 (Netherlands)(d)	–	(i)	2/26/2029	1,806,078	1,640,145
Total					8,455,424

Information Technology 0.35%
Delta TopCo, Inc. 2020 2nd Lien Term Loan	8.00% (3 Mo. LIBOR + 7.25%	)	12/1/2028	6,145,975	5,859,142
Riverbed Technology, Inc. 2021 PIK Exit Term Loan PIK 2.00%	2.00% (3 Mo. LIBOR + 6.00%	)	12/7/2026	18,886,556	13,555,070
Total					19,414,212

See Notes to Financial Statements.	143

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Integrated Energy 0.19%
CPV Shore Holdings, LLC Term Loan	4.81% (1 Mo. LIBOR + 3.75%	)	12/29/2025		$5,678,024	$5,352,730
Oregon Clean Energy, LLC Term Loan	4.81% (1 Mo. LIBOR + 3.75%	)	3/1/2026		5,661,197	5,348,954
Total						10,701,684

Machinery 0.10%
CMBF LLC Term Loan	6.845% (1 Mo. LIBOR + 6.00%	)	8/2/2028		6,093,474	5,788,800

Manufacturing 0.13%
Esdec Solar Group B.V. Term Loan B (Netherlands)(d)	6.50% (6 Mo. LIBOR + 5.00%	)	8/30/2028		4,061,119	3,858,063
Vue International Bidco p.l.c. 2019 EUR Term Loan B(c)	4.75% (6 Mo. LIBOR + 4.75%	)	7/3/2026	EUR	3,719,849	3,166,382
Total						7,024,445

Media: Diversified 0.09%
Sweetwater Borrower, LLC Term Loan B	5.813% (1 Mo. LIBOR + 4.75%	)	8/7/2028		$5,971,548	5,284,820

Metals/Minerals 0.38%
Alpha Metallurgical Resources, Inc. 2019 Term Loan	10.00% (3 Mo. LIBOR + 8.00%	)	6/14/2024		3,939,110	3,939,937
Peabody Energy Corporation 2018 Term Loan	3.773% (1 Mo. LIBOR + 2.75%	)	3/31/2025		18,338,636	17,082,440
Total						21,022,377

Oil & Gas 0.13%
Parkway Generation, LLC Term Loan B	–	(i)	2/18/2029		7,723,128	7,452,818

Personal & Household Products 0.02%
Britax Child Safety, Inc. Junior PIK Term Loan PIK 12.00%	–	(i)	3/31/2025		1,436,197	1,220,767	(j)
FGI Operating Company, LLC Exit Term Loan	11.006% (3 Mo. LIBOR + 10.00%	)	5/16/2023		655,456	82,260	(j)
Revlon Consumer Products Corporation 2020 Additional Term Loan B2	5.459% (3 Mo. LIBOR + 3.50%	)	6/30/2025		78	47
Total						1,303,074

144	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Recreation & Travel 0.10%
Travel Leaders Group, LLC 2018 Term Loan B	5.06% (1 Mo. LIBOR + 4.00%	)	1/25/2024	$6,149,024	$5,564,867

Retail 0.03%
Chinos Intermediate Holdings A, Inc. Exit Term Loan	9.239% (3 Mo. LIBOR + 8.00%	)	9/10/2027	1,392,871	1,412,371

Support: Services 0.11%
Stonepeak Taurus Lower Holdings LLC 2022 2nd Lien Term Loan	–	(i)	1/28/2030	6,380,754	5,934,101

Telecommunications 0.02%
Carriage Purchaser, Inc. 2021 Term Loan B	5.31% (1 Mo. LIBOR + 4.25%	)	9/30/2028	1,280,231	1,214,619

Utility 0.13%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	2.506% (3 Mo. LIBOR + 1.50%	)	7/28/2028	1,193,718	373,037
Frontera Generation Holdings LLC 2021 Term Loan	14.006% (3 Mo. LIBOR + 13.00%	)	7/28/2026	1,233,060	1,214,564
USIC Holdings, Inc. 2021 2nd Lien Term Loan	7.56% (1 Mo. LIBOR + 6.50%	)	5/14/2029	5,759,905	5,529,509
Total					7,117,110
Total Floating Rate Loans (cost $196,766,313)					192,857,714

FOREIGN GOVERNMENT OBLIGATIONS 0.09%

Sri Lanka
Sri Lanka Government International Bond†(d)(k) (cost $9,711,569)	5.875%		7/25/2022	10,289,000	5,041,610

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.49%
BFLD 2019-DPLO F†	3.415% (1 Mo. LIBOR + 2.54%	)#	10/15/2034	13,940,000	13,274,662
Credit Suisse Mortgage Capital Certificates Trust 2021-BPNY A†	4.589% (1 Mo. LIBOR + 3.71%	)#	8/15/2023	10,000,000	9,818,273
Fontainebleau Miami Beach Trust 2019-FBLU F†	3.963%	#(l)	12/10/2036	16,117,000	14,829,556
Great Wolf Trust 2019-WOLF E†	3.607% (1 Mo. LIBOR + 2.73%	)#	12/15/2036	7,743,000	7,272,846
Great Wolf Trust 2019-WOLF F†	4.006% (1 Mo. LIBOR + 3.13%	)#	12/15/2036	4,399,000	4,075,322

See Notes to Financial Statements.	145

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GS Mortgage Securities Corp. Trust 2021-RSMZ MZ†	10.375% (1 Mo. LIBOR + 9.50%	)#	6/15/2026	$20,000,000	$19,923,558
JP Morgan Chase Commercial Mortgage Securities Trust 2021-1440 E†	4.725% (1 Mo. LIBOR + 3.85%	)#	3/15/2036	14,650,000	13,978,350
Total Non-Agency Commercial Mortgage-Backed Securities (cost $86,277,859)					83,172,567

	Dividend Rate			Shares

PREFERRED STOCKS 0.12%

Transportation Infrastructure
ACBL Holdings Corp. Series A	Zero Coupon			74,612	1,865,300
ACBL Holdings Corp. Series B	Zero Coupon			102,014	4,973,182
Total Preferred Stocks (cost $4,415,650)					6,838,482

	Exercise Price		Expiration Date

WARRANTS 0.00%

Machinery
TNT Crane & Rigging, Inc.* (cost $105,276)	$4.00		10/16/2025	26,319	11,844
Total Investments in Securities 94.78% (cost $5,722,267,617)					5,296,886,369
Other Assets and Liabilities – Net(m) 5.22%					291,616,548
Net Assets 100.00%					$5,588,502,917

CAD	Canadian Dollar.
EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2022, the total value of Rule 144A securities was $3,786,156,586, which represents 67.74% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2022.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security fair valued by the Pricing Committee.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign security traded in U.S. dollars.

146	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2022

(e)	Securities purchased on a when-issued basis (See Note 2(j)).
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted (non-income producing security).
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2022.
(i)	Interest rate to be determined.
(j)	Level 3 Investment as described in 2(t) in the Notes to Financials. Floating Rate Loan fair valued by the Pricing Committee. Accounting policies generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Security has been fully or partially segregated for open reverse repurchase agreements as of May 31, 2022 (See Note 2(n)).
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at May 31, 2022(1):

Referenced Indexes	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Appreciation(3)
Markit CDX.NA.HY.38(4)(5)	Bank of America	5.00%	6/20/2027	$336,385,000	$4,958,205	$5,439,332	$481,127

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $481,127. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at May 31, 2022:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.658%	CPI Urban Consumer NSA	2/14/2032	$126,446,201	$(884,465)
Bank of America	2.658%	CPI Urban Consumer NSA	2/14/2032	27,818,163	(234,884)
Bank of America	2.658%	CPI Urban Consumer NSA	2/14/2032	86,966,536	(610,988)
Bank of America	2.658%	CPI Urban Consumer NSA	2/14/2032	63,223,100	(257,283)
Unrealized Depreciation on CPI Centrally Cleared Swaps					$(1,987,620)

See Notes to Financial Statements.	147

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2022

Credit Default Swaps on Indexes - Sell Protection at May 31, 2022(1):

Referenced Indexes*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	9,545,000	$(2,102,762)	$818,151	$(1,284,611)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	4,430,000	(953,785)	357,575	(596,210)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	4,350,000	(559,107)	(26,336)	(585,443)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	4,050,000	(459,571)	(85,497)	(545,068)
Markit CMBX.NA.BBB-.9	Goldman Sachs	3.000%	9/17/2058	5,125,000	(1,120,519)	430,772	(689,747)
Markit CMBX.NA.BBB-.9	Goldman Sachs	3.000%	9/17/2058	1,000,000	(143,469)	8,884	(134,585)
Markit CMBX.NA.BBB-.9	Goldman Sachs	3.000%	9/17/2058	2,630,000	(293,452)	(60,506)	(353,958)
Markit CMBX.NA.BBB-.9	JPMorgan	3.000%	9/17/2058	15,000,000	(2,429,436)	410,665	(2,018,771)
Markit CMBX.NA.BBB-.9	Morgan Stanley	3.000%	9/17/2058	7,679,000	(827,599)	(205,877)	(1,033,476)
Markit CMBX.NA.BBB-.9	Morgan Stanley	3.000%	9/17/2058	12,815,000	(1,768,136)	43,433	(1,724,703)
Markit CMBX.NA.BBB-9	Citibank	3.000%	9/17/2058	28,290,000	(2,188,401)	(1,619,000)	(3,807,401)
Markit CMBX.NA.BBB-9	Morgan Stanley	3.000%	9/17/2058	20,210,000	(1,575,358)	(1,144,599)	(2,719,957)
Markit CMBX.NA.BBB-.10	Goldman Sachs	3.000%	11/17/2059	5,460,000	(816,671)	69,787	(746,884)
Markit CMBX.NA.BBB-.10	Merrill Lynch	3.000%	11/17/2059	10,000,000	(1,652,360)	284,441	(1,367,919)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	3,426,000	(550,817)	82,168	(468,649)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	7,278,000	(1,185,074)	189,502	(995,572)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	12,055,000	(1,987,896)	338,869	(1,649,027)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	7,413,000	(1,321,061)	307,022	(1,014,039)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	7,214,000	(949,529)	(37,288)	(986,817)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	14,423,000	(1,834,520)	(138,430)	(1,972,950)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	3,607,000	(450,116)	(43,293)	(493,409)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	7,212,000	(917,324)	(69,220)	(986,544)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	2,470,000	(352,243)	14,367	(337,876)
					$(26,439,206)	$(74,410)	$(26,513,616)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $3,355,636. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $3,430,046.
(4)	Includes upfront payments received.

Open Total Return Swap Contracts at May 31, 2022:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Value/Unrealized Depreciation
Barclays Capital, Inc.	IBOXX	12-Month USD SOFR Index	77,845	Long	9/20/2022	$ 13,486,606	$(149,460)	(1)
Barclays Capital, Inc.	IBOXX	12-Month USD SOFR Index	52,274	Long	9/20/2022	8,991,072	(165,931)	(1)
Morgan Stanley	IBOXX	12-Month USD SOFR Index	102,975	Long	6/20/2022	17,943,357	(208,443)	(1)
Morgan Stanley	IBOXX	12-Month USD SOFR Index	51,473	Long	6/20/2022	8,971,675	(101,617)	(1)
Total						$ 49,392,710	$(625,451)

*	iBoxx Leverage Loan Index
(1)	Includes upfront payment of $387, $486, $3,780 and $1,890, respectively.
SOFR	Secured Over Night Financing Rate.

148	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2022

Open Forward Foreign Currency Exchange Contracts at May 31, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	State Street Bank and Trust	6/7/2022	2,000,000	$2,469,711	$2,520,195	$50,484
Euro	Buy	Morgan Stanley	6/10/2022	2,750,000	2,892,946	2,953,256	60,310
Euro	Buy	Morgan Stanley	6/10/2022	4,514,000	4,762,782	4,847,636	84,854
British pound	Sell	State Street Bank and Trust	6/7/2022	54,250,000	72,362,719	68,360,277	4,002,442
British pound	Sell	State Street Bank and Trust	6/7/2022	6,012,000	7,814,031	7,575,705	238,326
Euro	Sell	Bank of America	6/10/2022	5,158,000	5,688,294	5,539,234	149,060
Euro	Sell	Morgan Stanley	6/10/2022	99,201,000	108,791,753	106,533,074	2,258,679
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$6,844,155

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Morgan Stanley	6/7/2022	2,440,000	$3,176,516	$3,074,637	$(101,879)
British pound	Buy	Morgan Stanley	6/7/2022	3,911,000	5,123,391	4,928,240	(195,151)
Euro	Buy	Morgan Stanley	6/10/2022	2,877,000	3,148,719	3,089,643	(59,076)
Euro	Buy	Morgan Stanley	6/10/2022	4,556,000	5,068,958	4,892,740	(176,218)
Euro	Buy	Standard Chartered Bank	6/10/2022	3,277,000	3,626,608	3,519,207	(107,401)
Euro	Buy	State Street Bank and Trust	6/10/2022	3,501,000	3,853,552	3,759,763	(93,789)
Euro	Buy	State Street Bank and Trust	6/10/2022	575,000	631,727	617,499	(14,228)
Canadian dollar	Sell	State Street Bank and Trust	7/20/2022	6,885,000	5,372,771	5,441,927	(69,156)
Euro	Sell	State Street Bank and Trust	6/10/2022	10,200,000	10,617,417	10,953,895	(336,478)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,153,376)

Open Futures Contracts at May 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-Bund	June 2022	308	Short	EUR	(56,560,198)	EUR	(50,117,135)	$5,418,775
U.S. 10-Year Ultra Treasury Note	September 2022	1,810	Short		$(234,097,675)		$(232,556,719)	1,540,956
U.S. 5-Year Treasury Note	September 2022	1,956	Short		(221,413,325)		(220,936,313)	477,012
Total Unrealized Appreciation on Open Futures Contracts								$7,436,743

See Notes to Financial Statements.	149

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2022

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2022	1,791	Long	$214,902,285	$213,940,547	$(961,738)
U.S. 2-Year Treasury Note	September 2022	4,567	Long	964,747,625	964,100,834	(646,791)
U.S. Treasury Bond	September 2022	359	Long	50,594,585	50,058,062	(536,523)
U.S. Ultra Treasury Bond	September 2022	500	Long	79,448,827	77,875,000	(1,573,827)
Total Unrealized Depreciation on Open Futures Contracts						$(3,718,879)

Reverse Repurchase Agreement Payable as of May 31, 2022:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
Barclays Bank PLC	$1,041,885	$1,644,000 principal, Sri Lanka Government International Bond at 5.875% due 7/25/2022, $805,560 fair value	(5.00%)	2/3/2022	On Demand	$1,041,306

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $579.

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$25,382,062	$16,860,742	$42,242,804
Common Stocks
Auto Components	–	1,994,950	–	1,994,950
Banks	–	–	319,314	319,314
Electric-Generation	–	27,382	–	27,382
Machinery	–	217,710	–	217,710
Miscellaneous Financials	–	–	3,617,596	3,617,596
Personal Products	–	6,828,262	–	6,828,262
Specialty Retail	–	790,293	2,450,227	3,240,520
Transportation Infrastructure	–	477,881	–	477,881
Remaining Industries	14,201,686	–	–	14,201,686
Convertible Bonds	–	8,281,263	–	8,281,263
Corporate Bonds
Mining	–	205,343,681	5	205,343,686
Retail	–	224,925,754	983	224,926,737
Savings & Loans	–	–	1,000	1,000
Remaining Industries	–	4,497,243,361	–	4,497,243,361
Floating Rate Loans
Personal & Household Products	–	47	1,303,027	1,303,074
Remaining Industries	–	191,554,640	–	191,554,640
Foreign Government Obligations	–	5,041,610	–	5,041,610

150	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HIGH YIELD FUND May 31, 2022

Investment Type(2)	Level 1	Level 2	Level 3	Total
Non-Agency Commercial Mortgage-Backed Securities	–	83,172,567	–	83,172,567
Preferred Stocks	–	6,838,482	–	6,838,482
Warrants	–	11,844	–	11,844
Total	$14,201,686	$5,258,131,789	$24,552,894	$5,296,886,369
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$481,127	$–	$481,127
Liabilities	–	–	–	–
Centrally Cleared CPI Swap Contracts
Assets	–	–	–	–
Liabilities	–	(1,987,620)	–	(1,987,620)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(26,513,616)	–	(26,513,616)
Total Return Swap Contracts
Assets	–	–	–	–
Liabilities	–	(625,451)	–	(625,451)
Forward Foreign Currency Exchange Contracts
Assets	–	6,844,155	–	6,844,155
Liabilities	–	(1,153,376)	–	(1,153,376)
Futures Contracts
Assets	7,436,743	–	–	7,436,743
Liabilities	(3,718,879)	–	–	(3,718,879)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(1,041,306)	–	(1,041,306)
Total	$3,717,864	$(23,996,087)	$–	$(20,278,223)

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	151

Schedule of Investments (unaudited)

INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 92.08%

ASSET-BACKED SECURITIES 9.66%

Automobiles 2.09%
Avis Budget Rental Car Funding AESOP LLC 2021-1A D†	3.71%		8/20/2027	$12,750,000	$11,550,736
Carvana Auto Receivables Trust 2019-4A E†	4.70%		10/15/2026	7,250,000	7,185,844
Exeter Automobile Receivables Trust 2020-3A E†	3.44%		8/17/2026	7,500,000	7,373,830
Exeter Automobile Receivables Trust 2020-3A F†	5.56%		6/15/2027	6,900,000	6,915,508
Flagship Credit Auto Trust 2019-1 D†	4.08%		2/18/2025	4,000,000	4,007,099
Hertz Vehicle Financing LLC 2021-1A D†	3.98%		12/26/2025	5,000,000	4,664,950
Santander Consumer Auto Receivables Trust 2020-BA F†	7.03%		8/15/2028	8,452,000	8,598,654
Santander Consumer Auto Receivables Trust 2021-AA F†	5.79%		8/15/2028	3,100,000	3,048,574
Westlake Automobile Receivables Trust 2021-1A F†	3.91%		9/15/2027	4,150,000	3,899,710
Total					57,244,905

Credit Card 0.31%
Continental Finance Credit Card ABS Master Trust 2020-1A B†	3.66%		12/15/2028	4,000,000	3,802,314
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	2,831,000	2,842,290	(a)
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	1,844,000	1,842,892
Total					8,487,496

Other 7.26%
AMMC CLO Ltd. 2020-23A DR†	4.094% (3 Mo. LIBOR + 3.05%	)#	10/17/2031	4,500,000	4,258,975
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 AS†	2.275% (1 Mo. LIBOR + 1.40%	)#	5/15/2036	8,470,000	8,136,494
Avant Loans Funding Trust 2021-REV1 D†	4.30%		7/15/2030	7,135,000	6,701,997
Barings CLO Ltd. 2019-3A BR†	2.663% (3 Mo. LIBOR + 1.60%	)#	4/20/2031	4,480,000	4,347,448
Benefit Street Partners CLO XII Ltd. 2017-12A C†	4.094% (3 Mo. LIBOR + 3.05%	)#	10/15/2030	1,950,000	1,852,901
BlueMountain CLO Ltd. 2021-28A B†	2.544% (3 Mo. LIBOR + 1.50%	)#	4/15/2034	12,000,000	11,440,211
Carlyle Global Market Strategies CLO Ltd. 2015-5A BRR†	3.363% (3 Mo. LIBOR + 2.30%	)#	1/20/2032	3,600,000	3,478,842
CBAM Ltd. 2017-1A D†	4.813% (3 Mo. LIBOR + 3.75%	)#	7/20/2030	8,530,000	8,297,537

152	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
CIFC Funding 2019-II Ltd. BR	2.544% (3 Mo. LIBOR + 1.50%	)#	4/17/2034	$5,000,000	$4,758,115
CIFC Funding Ltd. 2021-4A A†	2.094% (3 Mo. LIBOR + 1.05%	)#	7/15/2033	7,000,000	6,815,910
Elevation CLO Ltd. 2014-2A DR†	4.244% (3 Mo. LIBOR + 3.20%	)#	10/15/2029	1,000,000	952,385
Fairstone Financial Issuance Trust I 2020-1A C†	5.162%		10/20/2039	15,535,000	12,062,099	(a)
Galaxy XXI CLO Ltd. 2015-21A AR†	2.083% (3 Mo. LIBOR + 1.02%	)#	4/20/2031	1,012,000	997,662
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	1,791,294	1,778,587
JFIN CLO Ltd. 2013-1A A1NR†	2.453% (3 Mo. LIBOR + 1.39%	)#	1/20/2030	2,000,000	1,965,000
Kayne CLO Ltd. 2018 2A BR†	2.544% (3 Mo. LIBOR + 1.50%	)#	10/15/2031	6,500,000	6,294,022
Lending Funding Trust 2020-2A D†	6.77%		4/21/2031	4,651,000	4,565,024
Lendmark Funding Trust 2019-1A D†	5.34%		12/20/2027	7,413,000	7,183,785
Lendmark Funding Trust 2021-2A D†	4.46%		4/20/2032	5,675,000	4,608,948	(a)
LoanCore Issuer Ltd. 2022-CRE7 A†	1.965% (1 Mo. SOFR + 1.55%	)#	1/17/2037	6,490,000	6,321,781
Madison Park Funding Ltd. 2015-17A BR2†	2.598% (3 Mo. LIBOR + 1.50%	)#	7/21/2030	10,000,000	9,664,150
Marble Point CLO XVII Ltd. 2020-1A A†	2.363% (3 Mo. LIBOR + 1.30%	)#	4/20/2033	4,859,946	4,792,851
Marble Point CLO XVII Ltd. 2020-1A D†	4.813% (3 Mo. LIBOR + 3.75%	)#	4/20/2033	3,375,000	3,233,821
Mariner Finance Issuance Trust 2021-AA E†	5.40%		3/20/2036	5,340,000	4,893,191
Mariner Finance Issuance Trust 2021-BA E†	4.68%		11/20/2036	3,075,000	2,716,099	(a)
Mountain View CLO LLC 2017-1A AR†	2.134% (3 Mo. LIBOR + 1.09%	)#	10/16/2029	4,372,807	4,329,079
Neighborly Issuer 2022-1A A2†	3.695%		1/30/2052	6,483,750	5,808,594
Newark BSL CLO 2 Ltd. BR	2.934% (3 Mo. LIBOR + 1.75%	)#	7/25/2030	10,000,000	9,627,432
Oaktree CLO Ltd. 2019-4A CR†	3.313% (3 Mo. LIBOR + 2.25%	)#	10/20/2032	5,070,000	4,886,043
OCP CLO Ltd. 2019-17A BR†	2.663% (3 Mo. LIBOR + 1.60%	)#	7/20/2032	7,720,000	7,382,489
Octagon Loan Funding Ltd. 2014-1A ARR†	2.635% (3 Mo. LIBOR + 1.18%	)#	11/18/2031	5,000,000	4,941,063
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	2,129,973	1,920,480
Rad CLO 7 Ltd. 2020-7A A1†	2.244% (3 Mo. LIBOR + 1.20%	)#	4/17/2033	7,850,616	7,711,384

See Notes to Financial Statements.	153

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Romark CLO Ltd. 2017-1A A2R†	2.834% (3 Mo. LIBOR + 1.65%	)#	10/23/2030	$8,890,000	$8,616,690
SEB Funding LLC 2021-1A A2†	4.969%		1/30/2052	1,742,633	1,615,661
Signal Peak CLO 2 LLC 2015-1A DR2†	3.913% (3 Mo. LIBOR + 2.85%	)#	4/20/2029	2,000,000	1,871,755
Voya CLO Ltd. 2018-1 B	2.844% (3 Mo. LIBOR + 1.80%	)#	4/19/2031	4,280,000	4,075,612
Voya CLO Ltd. 2018-4A A1AR†	2.084% (3 Mo. LIBOR + 1.04%	)#	1/15/2032	3,950,000	3,885,374
Total					198,789,491
Total Asset-Backed Securities (cost $277,134,037)					264,521,892

CONVERTIBLE BONDS 0.14%

Commercial Services
Chegg, Inc. (cost $4,096,400)	Zero Coupon		9/1/2026	5,000,000	3,900,000

CORPORATE BONDS 59.98%

Aerospace/Defense 0.09%
Bombardier, Inc. (Canada)†(b)	6.00%		2/15/2028	3,100,000	2,588,500

Agriculture 0.96%
Cargill, Inc.†	4.375%		4/22/2052	8,732,000	8,819,267
Viterra Finance BV (Netherlands)†(b)	2.00%		4/21/2026	5,000,000	4,478,353
Viterra Finance BV (Netherlands)†(b)	3.20%		4/21/2031	10,555,000	9,061,834
Viterra Finance BV (Netherlands)†(b)	4.90%		4/21/2027	3,846,000	3,815,421
Total					26,174,875

Airlines 0.39%
American Airlines 2021-1 Class A Pass Through Trust	2.875%		7/11/2034	8,538,000	7,533,239
American Airlines Group, Inc.†	3.75%		3/1/2025	3,424,000	3,065,285
Total					10,598,524

Apparel 0.23%
PVH Corp.	7.75%		11/15/2023	5,967,000	6,290,488

Auto Manufacturers 0.12%
General Motors Co.	6.75%		4/1/2046	3,000,000	3,206,572

154	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks 10.71%
ABN AMRO Bank NV (Netherlands)†(b)	3.324% (5 Yr. Treasury CMT + 1.90%	)#	3/13/2037	$4,000,000	$3,345,307
Bank of America Corp.	2.482% (5 Yr. Treasury CMT + 1.20%	)#	9/21/2036	10,000,000	8,105,882
Bank of America Corp.	2.687% (SOFR + 1.32%	)#	4/22/2032	18,612,000	16,240,545
Bank of America Corp.	4.571% (SOFR + 1.83%	)#	4/27/2033	7,985,000	8,073,228
Bank of Ireland Group plc (Ireland)(b)	4.125% (5 Yr. Treasury CMT + 2.50%	)#	9/19/2027	12,794,000	12,706,957
BankUnited, Inc.	5.125%		6/11/2030	9,962,000	9,911,984
BNP Paribas SA (France)†(b)	4.375% (USD 5 Yr. Swap rate + 1.48%	)#	3/1/2033	7,230,000	6,915,709
BPCE SA (France)†(b)	3.116% (SOFR + 1.73%	)#	10/19/2032	10,000,000	8,388,818
Citigroup, Inc.	2.561% (SOFR + 1.17%	)#	5/1/2032	18,611,000	15,951,088
Citigroup, Inc.	4.91% (SOFR + 2.086%	)#	5/24/2033	15,000,000	15,417,055
Danske Bank A/S (Denmark)†(b)	3.773% (1 Yr. Treasury CMT + 1.45%	)#	3/28/2025	9,892,000	9,808,965
Danske Bank A/S (Denmark)†(b)	5.375%		1/12/2024	12,000,000	12,269,911
Discover Bank	4.682% (5 Yr. Swap rate + 1.73%	)#	8/9/2028	7,750,000	7,751,449
Global Atlantic Fin Co.†	4.70% (5 Yr. Treasury CMT + 3.80%	)#	10/15/2051	5,469,000	4,648,170
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%	)#	7/21/2032	5,104,000	4,291,570
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	8,237,000	9,646,336
Huntington Bancshares, Inc.	2.487% (1 Yr. Treasury CMT + 1.17%	)#	8/15/2036	3,556,000	2,887,430
Intesa Sanpaolo SpA (Italy)†(b)	4.198% (1 Yr. Treasury CMT + 2.60%	)#	6/1/2032	2,014,000	1,651,773
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%	)#	1/25/2033	12,620,000	11,277,824
Macquarie Bank Ltd. (Australia)†(b)	3.052% (5 Yr. Treasury CMT + 1.70%	)#	3/3/2036	9,790,000	8,054,463
Macquarie Bank Ltd. (Australia)†(b)	4.875%		6/10/2025	1,850,000	1,873,742
Macquarie Group Ltd. (Australia)†(b)	2.691% (SOFR + 1.44%	)#	6/23/2032	3,724,000	3,114,601
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	6,125,000	5,177,106

See Notes to Financial Statements.	155

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley	2.484% (SOFR + 1.36%	)#	9/16/2036	$9,129,000	$7,371,261
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%	)#	1/23/2030	1,395,000	1,404,149
Morgan Stanley	5.00%		11/24/2025	4,496,000	4,656,872
Morgan Stanley	5.297%	#	4/20/2037	5,000,000	5,048,150
National Australia Bank Ltd. (Australia)†(b)	2.99%		5/21/2031	3,443,000	2,950,357
National Australia Bank Ltd. (Australia)†(b)	3.933% (5 Yr. Treasury CMT + 1.88%	)#	8/2/2034	11,000,000	10,226,118
NatWest Group plc (United Kingdom)(b)	3.032% (5 Yr. Treasury CMT + 2.35%	)#	11/28/2035	7,000,000	5,876,934
Texas Capital Bancshares, Inc.	4.00% (5 Yr. Treasury CMT + 3.15%	)#	5/6/2031	8,000,000	7,612,629
UBS AG (Switzerland)(b)	5.125%		5/15/2024	13,800,000	14,031,495
UBS AG	7.625%		8/17/2022	8,750,000	8,833,093
UniCredit SpA (Italy)†(b)	5.459% (5 Yr. Treasury CMT + 4.75%	)#	6/30/2035	3,270,000	2,937,086
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033	15,461,000	14,277,696
Western Alliance Bancorp	3.00% (SOFR + 2.25%	)#	6/15/2031	2,558,000	2,384,790
Westpac Banking Corp. (Australia)(b)	2.668% (5 Yr. Treasury CMT + 1.75%	)#	11/15/2035	8,000,000	6,564,754
Westpac Banking Corp. (Australia)(b)	4.11% (5 Yr. Treasury CMT + 2.00%	)#	7/24/2034	9,061,000	8,504,202
Westpac Banking Corp. (Australia)(b)	4.322% (USD ICE 5 Yr. Swap rate + 2.36%	)#	11/23/2031	3,197,000	3,131,950
Total					293,321,449

Building Materials 0.18%
Griffon Corp.	5.75%		3/1/2028	5,000,000	4,833,825

Chemicals 1.50%
Alpek SAB de CV (Mexico)†(b)	4.25%		9/18/2029	10,000,000	9,270,000
Braskem Netherlands Finance BV (Netherlands)†(b)	4.50%		1/31/2030	17,000,000	15,944,045
CF Industries, Inc.	5.15%		3/15/2034	4,987,000	5,127,777
CF Industries, Inc.	5.375%		3/15/2044	4,987,000	5,067,186
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028	6,037,000	5,784,352
Total					41,193,360

Coal 0.13%
Peabody Energy Corp.†	6.375%		3/31/2025	3,627,000	3,572,814

156	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Commercial Services 0.45%
CoStar Group, Inc.†	2.80%		7/15/2030	$5,328,000	$4,610,157
Triton Container International Ltd./TAL International Container Corp.	3.25%		3/15/2032	8,980,000	7,669,208
Total					12,279,365

Computers 1.09%
Dell International LLC/EMC Corp.†	3.375%		12/15/2041	4,867,000	3,654,600
Dell International LLC/EMC Corp.	8.35%		7/15/2046	11,489,000	15,174,489
Leidos Holdings, Inc.	5.95%		12/1/2040	1,325,000	1,319,507
Leidos, Inc.	4.375%		5/15/2030	2,052,000	1,996,185
Leidos, Inc.	7.125%		7/1/2032	6,806,000	7,803,258
Total					29,948,039

Cosmetics/Personal Care 0.10%
GSK Consumer Healthcare Capital US LLC†	3.625%		3/24/2032	2,826,000	2,706,416

Diversified Financial Services 2.44%
Aircastle Ltd.†	2.85%		1/26/2028	11,435,000	9,939,565
Ally Financial, Inc.	8.00%		11/1/2031	7,990,000	9,392,992
American Express Co.	4.989% (SOFR + 2.255%	)#	5/26/2033	4,988,000	5,180,262
Aviation Capital Group LLC†	3.50%		11/1/2027	3,918,000	3,614,621
Coinbase Global, Inc.†	3.375%		10/1/2028	9,000,000	6,596,955
Intercontinental Exchange, Inc.	4.35%		6/15/2029	9,977,000	10,067,656
Midcap Financial Issuer Trust†	6.50%		5/1/2028	3,000,000	2,561,782
Navient Corp.	6.75%		6/25/2025	7,825,000	7,886,074
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	5,294,000	5,410,679
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	3,685,000	3,482,967
VistaJet Malta Finance plc/XO Management Holding, Inc. (Malta)†(b)	6.375%		2/1/2030	3,077,000	2,620,681
Total					66,754,234

Electric 7.62%
AES Corp. (The)	2.45%		1/15/2031	5,975,000	4,978,667
AES Panama Generation Holdings SRL (Panama)†(b)	4.375%		5/31/2030	10,000,000	9,164,900
Alfa Desarrollo SpA (Chile)†(b)	4.55%		9/27/2051	6,981,129	5,326,916
Colbun SA (Chile)†(b)	3.15%		3/6/2030	12,000,000	10,644,780
Comision Federal de Electricidad (Mexico)†(b)	4.688%		5/15/2029	15,000,000	13,848,000
Constellation Energy Generation LLC	6.25%		10/1/2039	14,191,000	14,929,470

See Notes to Financial Statements.	157

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Duquesne Light Holdings, Inc.†	2.775%	1/7/2032	$14,523,000	$12,252,913
Duquesne Light Holdings, Inc.	6.25%	8/15/2035	2,650,000	2,866,413
FirstEnergy Corp.	4.40%	7/15/2027	5,500,000	5,466,258
FirstEnergy Transmission LLC†	4.55%	4/1/2049	6,480,000	5,527,444
IPALCO Enterprises, Inc.	4.25%	5/1/2030	10,206,000	9,731,700
Metropolitan Edison Co.†	4.00%	4/15/2025	2,007,000	1,990,518
Minejesa Capital BV (Netherlands)†(b)	4.625%	8/10/2030	12,000,000	11,265,000
NRG Energy, Inc.†	4.45%	6/15/2029	14,584,000	13,844,752
NSTAR Electric Co.	4.55%	6/1/2052	6,775,000	6,877,350
Oglethorpe Power Corp.	5.95%	11/1/2039	9,881,000	10,764,562
Oncor Electric Delivery Co. LLC	4.15%	6/1/2032	6,982,000	7,148,096
Pacific Gas and Electric Co.	4.55%	7/1/2030	19,949,000	18,590,610
Puget Energy, Inc.	4.10%	6/15/2030	15,309,000	14,618,518
Southern Co. (The)	4.475%	8/1/2024	11,126,000	11,308,434
Virginia Electric & Power Co.	4.625%	5/15/2052	4,750,000	4,922,086
Vistra Operations Co. LLC†	3.55%	7/15/2024	13,009,000	12,771,403
Total				208,838,790

Energy-Alternate Sources 0.12%
Topaz Solar Farms LLC†	5.75%	9/30/2039	3,339,721	3,268,719

Engineering & Construction 0.80%
Cellnex Finance Co. S.A. (Spain)†(b)	3.875%	7/7/2041	8,563,000	6,314,870
Fluor Corp.	4.25%	9/15/2028	16,240,000	15,489,712
Total				21,804,582

Entertainment 0.10%
Mohegan Gaming & Entertainment†	8.00%	2/1/2026	3,000,000	2,778,750

Forest Products & Paper 0.41%
Suzano Austria GmbH (Brazil)(b)	3.75%	1/15/2031	12,600,000	11,170,026

Gas 0.19%
Southwest Gas Corp.	4.05%	3/15/2032	5,428,000	5,154,635

Health Care-Services 1.11%
Anthem, Inc.	4.10%	5/15/2032	9,977,000	9,986,459
Fresenius Medical Care US Finance III, Inc.†	3.00%	12/1/2031	8,000,000	6,813,108
UnitedHealth Group, Inc.	4.20%	5/15/2032	13,302,000	13,632,107
Total				30,431,674

158	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Home Builders 0.66%
PulteGroup, Inc.	6.375%	5/15/2033	$6,069,000	$6,610,749
Toll Brothers Finance Corp.	3.80%	11/1/2029	4,224,000	3,885,581
Toll Brothers Finance Corp.	4.875%	3/15/2027	7,738,000	7,702,571
Total				18,198,901

Insurance 2.35%
Aon Corp.	8.205%	1/1/2027	5,545,000	6,177,969
Assurant, Inc.	2.65%	1/15/2032	3,049,000	2,492,781
Assurant, Inc.	3.70%	2/22/2030	9,896,000	9,059,442
Brown & Brown, Inc.	4.20%	3/17/2032	11,975,000	11,301,007
CNO Financial Group, Inc.	5.25%	5/30/2025	10,855,000	11,192,140
CNO Financial Group, Inc.	5.25%	5/30/2029	9,239,000	9,378,509
First American Financial Corp.	2.40%	8/15/2031	4,000,000	3,240,286
Protective Life Corp.	8.45%	10/15/2039	5,103,000	6,562,629
Selective Insurance Group, Inc.	5.375%	3/1/2049	5,081,000	5,089,241
Total				64,494,004

Internet 0.68%
Netflix, Inc.†	5.375%	11/15/2029	18,450,000	18,612,637

Iron-Steel 0.48%
CSN Resources S.A. (Brazil)†(b)	5.875%	4/8/2032	10,000,000	8,825,000
Steel Dynamics, Inc.	5.00%	12/15/2026	4,173,000	4,236,925
Total				13,061,925

Machinery-Diversified 0.86%
Flowserve Corp.	2.80%	1/15/2032	8,450,000	6,920,748
nVent Finance Sarl (Luxembourg)(b)	4.55%	4/15/2028	13,500,000	13,408,336
SPX FLOW, Inc.†	8.75%	4/1/2030	3,938,000	3,334,816
Total				23,663,900

Media 1.68%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045	15,031,000	15,552,859
FactSet Research Systems, Inc.	3.45%	3/1/2032	4,551,000	4,111,129
Time Warner Cable LLC	7.30%	7/1/2038	15,865,000	17,606,542
Time Warner Entertainment Co. LP	8.375%	7/15/2033	7,175,000	8,697,105
Total				45,967,635

See Notes to Financial Statements.	159

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining 3.40%
Alcoa Nederland Holding BV (Netherlands)†(b)	4.125%	3/31/2029	$15,000,000	$14,314,575
Anglo American Capital plc (United Kingdom)†(b)	3.875%	3/16/2029	4,489,000	4,272,478
Anglo American Capital plc (United Kingdom)†(b)	5.625%	4/1/2030	9,500,000	9,942,586
FMG Resources August 2006 Pty Ltd. (Australia)†(b)	4.375%	4/1/2031	12,291,000	10,972,606
FMG Resources August 2006 Pty Ltd. (Australia)†(b)	5.875%	4/15/2030	6,129,000	5,996,981
Freeport Indonesia PT (Indonesia)†(b)	5.315%	4/14/2032	4,298,000	4,198,286
Freeport-McMoRan, Inc.	5.25%	9/1/2029	18,250,000	18,276,868
Glencore Finance Canada Ltd. (Canada)†(b)	5.55%	10/25/2042	5,774,000	5,690,727
Glencore Funding LLC†	2.85%	4/27/2031	12,117,000	10,423,514
Minsur SA (Peru)†(b)	4.50%	10/28/2031	10,000,000	9,096,800
Total				93,185,421

Oil & Gas 9.00%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026	10,000,000	10,222,950
Baytex Energy Corp. (Canada)†(b)	8.75%	4/1/2027	5,000,000	5,259,425
Berry Petroleum Co. LLC†	7.00%	2/15/2026	5,441,000	5,276,213
California Resources Corp.†	7.125%	2/1/2026	2,183,000	2,242,356
Callon Petroleum Co.†	8.00%	8/1/2028	9,750,000	10,062,390
Canacol Energy Ltd. (Canada)†(b)	5.75%	11/24/2028	4,909,000	4,378,067
Canadian Natural Resources Ltd. (Canada)(b)	7.20%	1/15/2032	6,558,000	7,697,025
Centennial Resource Production LLC†	6.875%	4/1/2027	9,000,000	9,016,965
Civitas Resources, Inc.†	5.00%	10/15/2026	5,000,000	4,789,225
Comstock Resources, Inc.†	5.875%	1/15/2030	8,000,000	7,648,240
Continental Resources, Inc.†	5.75%	1/15/2031	24,175,000	24,881,998
Crescent Energy Finance LLC†	7.25%	5/1/2026	8,000,000	7,776,000
Earthstone Energy Holdings LLC†	8.00%	4/15/2027	6,073,000	6,183,316
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	5,587,000	5,598,565
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	5,787,000	5,908,903
Eni S.p.A. (Italy)†(b)	5.70%	10/1/2040	11,398,000	12,131,027
EQT Corp.	7.50%	2/1/2030	11,117,000	12,368,774
Gulfport Energy Operating Corp.†	8.00%	5/17/2026	4,864,000	5,034,070
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	8,899,000	8,985,587
Kosmos Energy Ltd.†	7.75%	5/1/2027	1,750,000	1,677,191
Laredo Petroleum, Inc.†	7.75%	7/31/2029	2,750,000	2,713,782
Laredo Petroleum, Inc.	10.125%	1/15/2028	6,000,000	6,300,000
Lundin Energy Finance BV (Netherlands)†(b)	3.10%	7/15/2031	10,000,000	8,816,762
Matador Resources Co.	5.875%	9/15/2026	3,000,000	3,033,660
Nabors Industries Ltd.†	7.25%	1/15/2026	6,000,000	5,823,000
Occidental Petroleum Corp.	6.625%	9/1/2030	7,433,000	8,342,056

160	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
OGX Austria GmbH (Brazil)†(b)(c)	8.50%	6/1/2018	$1,800,000	$36
Ovintiv, Inc.	6.50%	2/1/2038	6,362,000	6,912,480
Ovintiv, Inc.	6.625%	8/15/2037	4,500,000	4,949,953
PDC Energy, Inc.	5.75%	5/15/2026	3,000,000	3,016,335
Penn Virginia Holdings LLC†	9.25%	8/15/2026	9,000,000	9,121,050
Precision Drilling Corp. (Canada)†(b)	6.875%	1/15/2029	3,250,000	3,142,198
SM Energy Co.	6.625%	1/15/2027	4,426,000	4,456,604
Suncor Energy, Inc. (Canada)(b)	7.875%	6/15/2026	8,027,000	9,150,327
Tap Rock Resources LLC†	7.00%	10/1/2026	6,000,000	5,975,820
Vermilion Energy, Inc.	6.875%	5/1/2030	8,000,000	7,682,800
Total				246,575,150

Oil & Gas Services 0.47%
NOV, Inc.	3.60%	12/1/2029	5,632,000	5,229,799
Weatherford International Ltd.†	8.625%	4/30/2030	8,000,000	7,662,400
Total				12,892,199

Pharmaceuticals 0.76%
Bayer Corp.†	6.65%	2/15/2028	12,162,000	13,328,718
Bayer US Finance II LLC†	4.375%	12/15/2028	7,450,000	7,452,548
Total				20,781,266

Pipelines 1.29%
Eastern Gas Transmission & Storage, Inc.†	4.60%	12/15/2044	4,529,000	4,154,820
NGPL PipeCo LLC†	4.875%	8/15/2027	20,258,000	20,484,612
Oleoducto Central SA (Colombia)†(b)	4.00%	7/14/2027	12,000,000	10,826,820
Total				35,466,252

Real Estate 0.30%
Country Garden Holdings Co. Ltd. (China)(b)	3.875%	10/22/2030	7,000,000	3,727,500
Logan Group Co. Ltd. (China)(b)	4.50%	1/13/2028	12,000,000	2,664,685
Sunac China Holdings Ltd. (China)(b)	7.00%	7/9/2025	10,000,000	1,700,000
Total				8,092,185

REITS 2.03%
American Homes 4 Rent LP	2.375%	7/15/2031	3,712,000	3,073,852
Crown Castle International Corp.	3.30%	7/1/2030	16,330,000	14,903,428
EPR Properties	3.75%	8/15/2029	5,913,000	5,198,539
EPR Properties	4.95%	4/15/2028	10,915,000	10,463,061
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	7,325,000	7,438,228
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%	9/15/2030	3,122,000	2,645,908

See Notes to Financial Statements.	161

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
REITS (continued)
Invitation Homes Operating Partnership LP	2.00%	8/15/2031		$8,674,000	$6,968,085
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025		4,988,000	4,875,221
Total					55,566,322

Retail 0.35%
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		3,500,000	2,246,405
LBM Acquisition LLC†	6.25%	1/15/2029		3,125,000	2,428,709
Party City Holdings, Inc.†	8.75%	2/15/2026		2,875,000	2,184,411
Stonegate Pub Co. Financing 2019 plc(d)	8.00%	7/13/2025	GBP	2,200,000	2,707,765
Total					9,567,290

Semiconductors 2.29%
Broadcom, Inc.†	4.15%	4/15/2032		36,248,000	33,981,375
Qorvo, Inc.†	3.375%	4/1/2031		10,000,000	8,398,000
Qorvo, Inc.	4.375%	10/15/2029		8,909,000	8,370,585
TSMC Arizona Corp.	4.125%	4/22/2029		12,000,000	12,068,102
Total					62,818,062

Software 2.80%
MSCI, Inc.†	3.25%	8/15/2033		10,555,000	9,228,236
Oracle Corp.	2.875%	3/25/2031		13,672,000	11,647,531
Oracle Corp.	5.375%	7/15/2040		15,452,000	14,865,702
Oracle Corp.	6.125%	7/8/2039		12,298,000	12,806,265
Take-Two Interactive Software, Inc.	4.00%	4/14/2032		15,964,000	15,341,328
Workday, Inc.	3.80%	4/1/2032		13,630,000	12,830,352
Total					76,719,414

Telecommunications 1.74%
America Movil SAB de CV (Mexico)†(b)	5.375%	4/4/2032		11,000,000	10,474,200
Sprint Capital Corp.	6.875%	11/15/2028		16,700,000	18,912,750
T-Mobile USA, Inc.	2.625%	4/15/2026		4,500,000	4,254,188
T-Mobile USA, Inc.	3.50%	4/15/2031		4,900,000	4,480,437
Xiaomi Best Time International Ltd. (Hong Kong)(b)	2.875%	7/14/2031		12,000,000	9,584,598
Total					47,706,173

Transportation 0.10%
Carriage Purchaser, Inc.†	7.875%	10/15/2029		500,000	398,540
Ryder System, Inc.	1.75%	9/1/2026		2,448,000	2,244,611
Total					2,643,151
Total Corporate Bonds (cost $1,800,065,105)					1,642,927,524

162	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FLOATING RATE LOANS(e) 6.54%

Advertising 0.30%
Lamar Media Corporation 2020 Term Loan B	2.428% (1 Mo. LIBOR + 1.50%	)	2/5/2027	$8,614,326	$8,300,722

Automobile Manufacturers 0.30%
Ford Motor Company Unsecured Term Loan	2.68% (1 Mo. LIBOR + 1.75%	)	12/31/2022	8,314,916	8,278,538

Chemicals 0.45%
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	2.96% (3 Mo. LIBOR + 1.63%	)	1/17/2025	12,222,914	12,207,635

Commercial Services 0.08%
Syniverse Holdings, Inc. 2022 Term Loan	8.286% (3 Mo. SOFR + 7.00%	)	5/13/2027	2,250,000	2,036,250

Diversified Financial Services 1.30%
Avolon TLB Borrower 1 (US) LLC 2021 Term Loan B5	3.177% (1 Mo. LIBOR + 2.25%	)	12/1/2027	20,338,031	19,689,757
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(b)	2.756% (3 Mo. LIBOR + 1.75%	)	10/6/2023	6,295,046	6,254,726
Setanta Aircraft Leasing Designated Activity Company Term Loan B (Ireland)(b)	3.006% (3 Mo. LIBOR + 2.00%	)	11/5/2028	10,000,000	9,742,500
Total					35,686,983

Energy 1.00%
Southwestern Energy Company 2021 Term Loan	–	(f)	6/22/2027	27,749,517	27,472,022

Entertainment 0.43%
Churchill Downs Incorporated 2021 Incremental Term Loan B1	3.06% (1 Mo. LIBOR + 2.00%	)	3/17/2028	12,235,334	11,725,549

Food 0.37%
JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)(b)	2.804% (6 Mo. LIBOR + 2.00%	)	5/1/2026	10,190,841	10,036,398

Government 0.38%
Seminole Tribe of Florida 2018 Term Loan B	2.81% (1 Mo. LIBOR + 1.75%	)	7/8/2024	10,509,920	10,526,999

See Notes to Financial Statements.	163

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Lodging 0.50%
Hilton Worldwide Finance, LLC 2019 Term Loan B2	2.756% (1 Mo. LIBOR + 1.75%	)	6/22/2026	$12,841,636	$12,546,856
Resorts World Las Vegas LLC Term Loan A	–	(f)	4/16/2024	1,087,500	1,054,875
Total					13,601,731

Media 0.90%
Charter Communications Operating, LLC 2019 Term Loan B1	2.81% (1 Mo. LIBOR + 1.75%	)	4/30/2025	7,906,066	7,831,947
Nielsen Finance LLC USD Term Loan B4	2.875% (1 Mo. LIBOR + 2.00%	)	10/4/2023	16,801,194	16,757,175
Total					24,589,122

Real Estate Investment Trusts 0.14%
Invitation Homes Operating Partnership LP 2020 Term Loan A	1.928% (1 Mo. LIBOR + 1.00%	)	1/31/2025	3,911,798	3,911,798

Service 0.07%
Element Materials Technology Group US Holdings, Inc. 2022 USD Delayed Draw Term Loan B(g)	–	(f)	4/12/2029	664,820	641,551
Element Materials Technology Group US Holdings, Inc. 2022 USD Term Loan	–	(f)	4/12/2029	1,440,443	1,390,028
Total					2,031,579

Transportation 0.32%
XPO Logistics, Inc. 2018 Term Loan B	2.553% (1 Mo. LIBOR + 1.75%	)	2/24/2025	8,813,983	8,670,756
Total Floating Rate Loans (cost $182,107,828)					179,076,082

FOREIGN GOVERNMENT OBLIGATIONS 0.05%

Sri Lanka
Sri Lanka Government International Bond†(b)(h) (cost $2,663,102)	5.875%		7/25/2022	2,840,000	1,391,600

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Federal Home Loan Mortgage Corp. 1363 B	Zero Coupon		8/15/2022	109	110
Government National Mortgage Assoc. 2013-48 IO	0.502%	#(i)	7/16/2054	8,484,456	148,767
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $324,302)					148,877

164	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
MUNICIPAL BONDS 0.44%

Miscellaneous
State of Illinois (cost $12,407,816)	5.10%		6/1/2033	$11,840,000	$12,083,462

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.56%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(i)	12/25/2059	388,520	380,076
Angel Oak Mortgage Trust 2021-7 A1†	1.978%	#(i)	10/25/2066	3,187,488	2,935,676
BBCMS Mortgage Trust 2019-BWAY C†	2.485% (1 Mo. LIBOR + 1.61%	)#	11/15/2034	3,950,000	3,790,932
BFLD 2019-DPLO E†	3.115% (1 Mo. LIBOR + 2.24%	)#	10/15/2034	8,000,000	7,715,334
BX Commercial Mortgage Trust 2019-IMC E†	3.025% (1 Mo. LIBOR + 2.15%	)#	4/15/2034	4,000,000	3,778,900
BX Commercial Mortgage Trust 2019-XL D†	2.325% (1 Mo. LIBOR + 1.45%	)#	10/15/2036	5,975,500	5,863,252
BX Commercial Mortgage Trust 2019-XL E†	2.675% (1 Mo. LIBOR + 1.80%	)#	10/15/2036	5,057,500	4,926,132
BX Commercial Mortgage Trust 2019-XL F†	2.875% (1 Mo. LIBOR + 2.00%	)#	10/15/2036	5,622,750	5,442,459
Citigroup Commercial Mortgage Trust 2016-P3 C	4.888%	#(i)	4/15/2049	5,960,000	5,642,000
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.304%	#(i)	7/10/2050	3,017,634	2,915,608
Connecticut Avenue Securities Trust 2022-R01 1M2†	2.484% (1 Mo. SOFR + 1.90%	)#	12/25/2041	4,400,000	4,166,314
Credit Suisse Mortgage Capital Certificates Trust 2020-AFC1 A1†	2.24%	#(i)	2/25/2050	1,161,616	1,125,249
Credit Suisse Mortgage Capital Certificates Trust 2022-NQM1 A1†	2.265%	#(i)	11/25/2066	3,830,673	3,447,507
CS Master Trust 2021-AHP A†	4.449% (1 Mo. LIBOR + 3.95%	)#	4/15/2025	4,200,000	3,939,396	(a)
CS Master Trust 2021-BLUF A†	5.02% (1 Mo. LIBOR + 4.18%	)#	4/15/2023	2,400,000	2,385,984	(a)
Fannie Mae Connecticut Avenue Securities 2021-R02 2M2†	2.585% (1 Mo. SOFR + 2.00%	)#	11/25/2041	3,780,000	3,527,771
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	1.535% (1 Mo. SOFR + .95%	)#	12/25/2041	10,550,000	10,240,869
Freddie Mac STACR REMIC Trust 2022-DNA1 M1B†	2.434% (1 Mo. SOFR + 1.85%	)#	1/25/2042	5,680,000	5,287,228

See Notes to Financial Statements.	165

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1†	1.434% (1 Mo. SOFR + .85%	)#	11/25/2041	$9,500,000	$9,247,276
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M2†	2.385% (1 Mo. SOFR + 1.80%	)#	11/25/2041	4,770,000	4,467,906
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	228,082	224,571
Great Wolf Trust 2019-WOLF A†	1.909% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	8,100,000	7,937,256
Great Wolf Trust 2019-WOLF E†	3.607% (1 Mo. LIBOR + 2.73%	)#	12/15/2036	1,902,000	1,786,511
GS Mortgage Securities Corp. Trust 2021-ROSS G†	5.525% (1 Mo. LIBOR + 4.65%	)#	5/15/2026	5,160,000	4,893,539
GS Mortgage Securities Trust 2013-GC12 XA IO	1.386%	#(i)	6/10/2046	20,699,206	157,190
GS Mortgage Securities Trust 2013-GC12 XB	0.518%	#(i)	6/10/2046	47,400,000	172,313
GS Mortgage Securities Trust 2015-GC32 C	4.422%	#(i)	7/10/2048	1,022,000	992,719
GS Mortgage Securities Trust 2015-GS1 XB	0.18%	#(i)	11/10/2048	30,000,000	219,300
HPLY Trust 2019-HIT A†	1.875% (1 Mo. LIBOR + 1.00%	)#	11/15/2036	2,909,633	2,832,971
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.541%	#(i)	8/5/2034	16,028,000	273,758
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.493%	#(i)	8/5/2034	18,308,000	9,154
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.233%	#(i)	7/15/2048	1,674,000	1,577,861
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	2,700,000	2,698,498
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	392,897	211,476
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(i)	1/26/2060	366,156	351,759
One Bryant Park Trust 2019-OBP A†	2.516%		9/15/2054	10,000,000	8,875,553
One New York Plaza Trust 2020-1NYP B†	2.375% (1 Mo. LIBOR + 1.50%	)#	1/15/2036	7,330,000	7,159,758
PFP Ltd. 2019-6 C†	2.975% (1 Mo. LIBOR + 2.10%	)#	4/14/2037	4,575,500	4,578,931
Ready Capital Mortgage Financing LLC 2021-FL5 D†	4.006% (1 Mo. LIBOR + 3.00%	)#	4/25/2038	8,160,000	8,122,488
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(i)	1/26/2060	282,935	278,488
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(i)	2/25/2050	158,405	158,160
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	341,464	336,831
VMC Finance LLC 2019-FL3 A†	1.987% (1 Mo. LIBOR + 1.10%	)#	9/15/2036	810,529	810,192

166	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.304%	#(i)	7/15/2046	$2,255,889	$1,195,621
Wells Fargo Commercial Mortgage Trust 2015-SG1 B	4.454%	#(i)	9/15/2048	3,451,000	3,247,916
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(i)	11/15/2050	2,089,000	1,976,406
Total Non-Agency Commercial Mortgage-Backed Securities (cost $159,815,356)					152,305,089

U.S. TREASURY OBLIGATIONS 9.71%
U.S. Treasury Bond	2.25%		2/15/2052	58,081,000	48,597,462
U.S. Treasury Bond	2.375%		2/15/2042	145,056,000	125,632,095
U.S. Treasury Note	2.50%		3/31/2027	18,273,000	18,005,329
U.S. Treasury Note	2.75%		4/30/2027	17,676,000	17,613,167
U.S. Treasury Note	2.875%		5/15/2032	55,938,000	56,016,663
Total U.S. Treasury Obligations (cost $293,704,306)					265,864,716
Total Long-Term Investments (cost $2,732,318,252)					2,522,219,242

SHORT-TERM INVESTMENTS 3.52%

REPURCHASE AGREEMENTS 3.52%
Repurchase Agreement dated 5/31/2022, 0.100% due 6/1/2022 with Fixed Income Clearing Corp. collateralized by $1,791,600 of U.S. Treasury Note at 2.875% due 8/15/2028; $25,000,000 of U.S. Treasury Note at 2.875% due 4/30/2029; $25,000,000 of U.S. Treasury Note at 1.375 due 10/31/2028; $28,276,400 of U.S. Treasury Note at 1.625% due 5/15/2031; 25,000,000 of U.S. Treasury Note at 1.125% due 8/31/2028; value: $98,465,103; proceeds: $96,534,620 (cost $96,534,352)				96,534,352	96,534,352
Total Investments in Securities 95.60% (cost $2,828,852,604)					2,618,753,594
Less Unfunded Loan Commitments (0.02%) (cost $664,820)(j)					(641,551)
Net Investments in Securities 95.58% (cost $2,828,187,784)					2,618,112,043
Other Assets and Liabilities - Net(k) 4.42%					121,126,566
Net Assets 100.00%					$2,739,238,609

See Notes to Financial Statements.	167

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2022

GBP	British Pound.
CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trusts.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2022, the total value of Rule 144A securities was $1,103,514,193, which represents 40.28% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2022.
(a)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted (non-income producing security).
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2022.
(f)	Interest rate to be determined.
(g)	Security partially/fully unfunded. See Note (2(o)).
(h)	Security has been fully or partially segregated for open reverse repurchase agreements as of May 31, 2022 (See Note 2(n)).
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	See Note (2(o)).
(k)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

168	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2022

Credit Default Swaps on Indexes - Sell Protection at May 31, 2022(1):

Referenced Indexes*	Swap Counterparty	Fund Receives (Quarterly	)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.BBB-.10	Citibank	3.000%		11/17/2059	9,800,000	$(848,478)	$(492,083)	$(1,340,561)
Markit CMBX.NA.BBB-.12	Goldman Sachs	3.000%		8/17/2061	2,950,000	(256,099)	(145,177)	(401,276)
Markit CMBX.NA.BBB-.12	Goldman Sachs	3.000%		8/17/2061	2,950,000	(238,670)	(162,605)	(401,275)
Markit CMBX.NA.BBB-.12	Morgan Stanley	3.000%		8/17/2061	7,900,000	(629,776)	(444,827)	(1,074,603)
Markit CMBX.NA.BBB-.12	Morgan Stanley	3.000%		8/17/2061	5,900,000	(477,054)	(325,498)	(802,552)
Markit CMBX.NA.BBB-.12	Morgan Stanley	3.000%		8/17/2061	3,000,000	(237,069)	(171,008)	(408,077)
						$(2,687,146)	$(1,741,198)	$(4,428,344)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $1,741,198.
(4)	Includes upfront payments received.

See Notes to Financial Statements.	169

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2022

Open Forward Foreign Currency Exchange Contracts at May 31, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	State Street Bank and Trust	6/7/2022	2,228,000	$2,971,874	$2,807,498	$164,376
Canadian dollar	Sell	Bank of America	7/20/2022	15,319,000	12,133,045	12,108,189	24,856
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$189,232

Open Futures Contracts at May 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	September 2022	610	Short	$(78,894,797)	$(78,375,469)	$519,328

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2022	2,093	Long	$442,049,290	$441,835,570	$(213,720)
U.S. 5-Year Treasury Note	September 2022	3,708	Long	420,265,365	418,830,187	(1,435,178)
U.S. Treasury Bond	September 2022	297	Long	41,856,802	41,412,937	(443,865)
U.S. Ultra Treasury Bond	September 2022	943	Long	149,840,487	146,872,250	(2,968,237)
Total Unrealized Depreciation on Open Futures Contracts						$(5,061,000)

Reverse Repurchase Agreement Payable as of May 31, 2022:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
Barclays Bank PLC	$453,765	$716,000 principal, Sri Lanka Government International Bond at 5.875% due 7/25/2022, $350,840 fair value	(5.00%)	2/3/2022	On Demand	$453,513

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $252.

170	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2022

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities Credit Card	$–	$5,645,206	$2,842,290	$8,487,496
Other	–	179,402,345	19,387,146	198,789,491
Remaining Industries	–	57,244,905	–	57,244,905
Convertible Bonds	–	3,900,000	–	3,900,000
Corporate Bonds	–	1,642,927,524	–	1,642,927,524
Floating Rate Loans	–	179,076,082	–	179,076,082
Less Unfunded Commitments	–	(641,551)	–	(641,551)
Foreign Government Obligations	–	1,391,600	–	1,391,600
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	148,877	–	148,877
Municipal Bonds	–	12,083,462	–	12,083,462
Non-Agency Commercial Mortgage-Backed Securities	–	145,979,709	6,325,380	152,305,089
U.S. Treasury Obligations	–	265,864,716	–	265,864,716
Short-Term Investments
Repurchase Agreements	–	96,534,352	–	96,534,352
Total	$–	$2,589,557,227	$28,554,816	$2,618,112,043
Other Financial Instruments
Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(4,428,344)	–	(4,428,344)
Forward Foreign Currency Exchange Contracts
Assets	–	189,232	–	189,232
Liabilities	–	–	–	–
Futures Contracts
Assets	519,328	–	–	519,328
Liabilities	(5,061,000)	–	–	(5,061,000)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(453,513)	–	(453,513)
Total	$(4,541,672)	$(4,692,625)	$–	$(9,234,297)

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Financial Statements.	171

Schedule of Investments (unaudited)(concluded)

INCOME FUND May 31, 2022

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Floating Rate Loans	Non-Agency Commercia Mortgage-Backed Securities
Balance as of December 1, 2021	$18,247,143	$909,090	$6,635,913
Accrued Discounts (Premiums)	(5,533)	(11)	–
Realized Gain (Loss)	720	(4,318)	(3)
Change in Unrealized Appreciation (Depreciation)	(1,958,396)	(4,546)	(310,528)
Purchases	–	7,108,875	–
Sales	(2,880,720)	(8,009,090)	(2)
Transfers into Level 3	8,826,222	–	–
Transfers out of Level 3	–	–	–
Balance as of May 31, 2022	$22,229,436	$0	$6,325,380
Change in unrealized appreciation/depreciation for the period ended May 31, 2022, related to Level 3 investments held at May 31, 2022	$(1,958,396)	$0	$(310,530)

172	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 92.95%

ASSET-BACKED SECURITIES 23.13%

Automobiles 6.09%
Ally Auto Receivables Trust 2019-3 A3	1.93%	5/15/2024	$1,723,157	$1,722,212
ARI Fleet Lease Trust 2020-A A2†	1.77%	8/15/2028	84,628	84,577
Arivo Acceptance Auto Loan Receivables Trust 2019-1 A†	2.99%	7/15/2024	59,276	59,296
Avis Budget Rental Car Funding AESOP LLC 2019-2A A†	3.35%	9/22/2025	5,000,000	4,928,488
Avis Budget Rental Car Funding AESOP LLC 2020-1A D†	3.34%	8/20/2026	5,000,000	4,536,122
Capital One Prime Auto Receivables Trust 2021-1 A2	0.32%	2/18/2025	3,247,632	3,219,856
Capital One Prime Auto Receivables Trust 2022-1 A3	3.17%	4/15/2027	8,325,000	8,261,007
CarMax Auto Owner Trust 2020-2 A3	1.70%	11/15/2024	98,461	98,197
CarMax Auto Owner Trust 2022-2 A2A	2.81%	5/15/2025	23,850,000	23,836,623
Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	168,586	168,676
Carvana Auto Receivables Trust 2021-N1 A	0.70%	1/10/2028	348,813	336,989
Carvana Auto Receivables Trust 2021-N2 A1	0.32%	3/10/2028	1,485,877	1,463,561
Carvana Auto Receivables Trust 2022-P1 A3	3.35%	2/10/2027	12,310,000	12,172,503
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	255,927	256,514
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	110,066	110,052
Credit Acceptance Auto Loan Trust 2021-3A A†	1.00%	5/15/2030	1,325,000	1,270,931
Donlen Fleet Lease Funding 2 LLC 2021-2 A2†	0.56%	12/11/2034	4,874,152	4,764,821
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	317,337	319,095
Drive Auto Receivables Trust 2019-2 C	3.42%	6/16/2025	157,422	157,617
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	717,000	720,169
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	430,383	430,371
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	1,030,000	1,025,710
Drive Auto Receivables Trust 2020-2 D	3.05%	5/15/2028	1,800,000	1,787,352
Drive Auto Receivables Trust 2021-1 C	1.02%	6/15/2027	875,000	858,858
Drive Auto Receivables Trust 2021-1 D	1.45%	1/16/2029	830,000	791,433
Drive Auto Receivables Trust 2021-2 A2	0.36%	5/15/2024	679,939	678,945
Drive Auto Receivables Trust 2021-2 D	1.39%	3/15/2029	3,772,000	3,526,194
Exeter Automobile Receivables Trust 2020-2A E†	7.19%	9/15/2027	15,258,000	15,861,645
Exeter Automobile Receivables Trust 2021-2A C	0.98%	6/15/2026	960,000	929,551
Exeter Automobile Receivables Trust 2021-2A D	1.40%	4/15/2027	1,675,000	1,566,481
Exeter Automobile Receivables Trust 2021-3A D	1.55%	6/15/2027	2,545,000	2,403,838
Exeter Automobile Receivables Trust 2021-3A E†	3.04%	12/15/2028	1,680,000	1,563,809

See Notes to Financial Statements.	173

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Flagship Credit Auto Trust 2021-2 A†	0.37%	12/15/2026	$10,471,021	$10,328,431
Ford Credit Auto Lease Trust 2021-A A3	0.26%	2/15/2024	1,403,000	1,394,385
Ford Credit Auto Owner Trust 2020-C A3	0.41%	7/15/2025	921,000	901,947
Ford Credit Auto Owner Trust 2021-A A2	0.17%	10/15/2023	441,717	440,866
Ford Credit Auto Owner Trust 2022-REV1 A	3.88%	11/15/2034	8,255,000	8,284,203
Ford Credit Auto Owner Trust REV1 2018-1 A†	3.19%	7/15/2031	4,225,000	4,175,826
Ford Credit Auto Owner Trust REV1 2021-1 A†	1.37%	10/17/2033	1,785,000	1,644,296
Ford Credit Auto Owner Trust REV2 2017-2 A†	2.36%	3/15/2029	1,417,000	1,418,539
Ford Credit Auto Owner Trust REV2 2019-1 A†	3.52%	7/15/2030	1,143,000	1,147,041
Foursight Capital Automobile Receivables Trust 2020-1 A3†	2.05%	10/15/2024	9,232	9,230
GLS Auto Receivables Issuer Trust 2021-3A A†	0.42%	1/15/2025	3,012,013	2,983,613
GM Financial Automobile Leasing Trust 2020-2 A3	0.80%	7/20/2023	828,190	826,717
GM Financial Automobile Leasing Trust 2022-2 A3	3.42%	6/20/2025	8,300,000	8,299,084
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	416,000	417,381
GM Financial Consumer Automobile Receivables Trust 2020-4 A3	0.38%	8/18/2025	1,153,546	1,136,314
GM Financial Consumer Automobile Receivables Trust 2021-1 A2	0.23%	11/16/2023	63,966	63,933
GM Financial Consumer Automobile Receivables Trust 2021-1 A3	0.35%	10/16/2025	823,000	808,247
GM Financial Leasing Trust 2021-1 A2	0.17%	4/20/2023	185,290	185,121
Hertz Vehicle Financing III LP 2021-2A A†	1.68%	12/27/2027	8,397,000	7,585,081
Hertz Vehicle Financing LLC 2021-1A A†	1.21%	12/26/2025	3,385,000	3,200,636
Hertz Vehicle Financing LLC 2021-1A D†	3.98%	12/26/2025	5,000,000	4,664,950
Honda Auto Receivables Owner Trust 2020-2 A3	0.82%	7/15/2024	328,704	326,008
Honda Auto Receivables Owner Trust 2021-1 A2	0.16%	7/21/2023	257,758	257,359
Hyundai Auto Lease Securitization Trust 2021-A A2†	0.25%	4/17/2023	89,134	89,068
NextGear Floorplan Master Owner Trust 2019-2A A2†	2.07%	10/15/2024	6,561,000	6,556,267
OneMain Direct Auto Receivables Trust 2019-1 A†	3.63%	9/14/2027	10,899,000	10,756,430
OneMain Direct Auto Receivables Trust 2019-1A B†	3.95%	11/14/2028	6,674,000	6,567,127
OneMain Direct Auto Receivables Trust 2021-1A A†	0.87%	7/14/2028	5,545,000	5,245,024
Santander Drive Auto Receivables Trust 2019-3 C	2.49%	10/15/2025	135,567	135,639
Santander Drive Auto Receivables Trust 2020-4 D	1.48%	1/15/2027	6,325,000	6,134,141
Santander Drive Auto Receivables Trust 2021-1 C	0.75%	2/17/2026	806,000	792,757
Santander Drive Auto Receivables Trust 2021-2 C	0.90%	6/15/2026	8,860,000	8,693,810
Santander Drive Auto Receivables Trust 2021-2 D	1.35%	7/15/2027	2,107,000	2,006,333

174	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2021-4 C	1.26%		2/16/2027	$3,185,000	$3,007,759
Santander Drive Auto Receivables Trust 2021-4 D	1.67%		10/15/2027	4,070,000	3,761,958
Santander Retail Auto Lease Trust 2019-B D†	3.31%		6/20/2024	989,000	989,144
Santander Retail Auto Lease Trust 2021-A A3†	0.51%		7/22/2024	2,915,000	2,834,374
Santander Retail Auto Lease Trust 2021-C A2†	0.29%		4/22/2024	1,958,673	1,941,704
Santander Retail Auto Lease Trust 2021-C A3†	0.50%		3/20/2025	3,190,000	3,100,882
Toyota Auto Receivables Owner Trust 2020-D A3	0.35%		1/15/2025	861,413	851,040
Volkswagen Auto Loan Enhanced Trust 2020-1 A3	0.98%		11/20/2024	574,061	569,880
Westlake Automobile Receivables Trust 2019-2A D†	3.20%		11/15/2024	1,216,000	1,217,230
Westlake Automobile Receivables Trust 2019-3A C†	2.49%		10/15/2024	520,481	520,531
Westlake Automobile Receivables Trust 2020-1A B†	1.94%		4/15/2025	3,525,161	3,524,369
Westlake Automobile Receivables Trust 2021-1A C†	0.95%		3/16/2026	4,175,000	4,025,892
Westlake Automobile Receivables Trust 2021-2A A2A†	0.32%		4/15/2025	3,413,001	3,377,940
Westlake Automobile Receivables Trust 2021-2A C†	0.89%		7/15/2026	1,865,000	1,778,023
Westlake Automobile Receivables Trust 2021-2A D†	1.23%		12/15/2026	6,000,000	5,642,726
World Omni Automobile Lease Securitization Trust 2020-B A3	0.45%		2/15/2024	554,000	547,118
World Omni Select Auto Trust 2018-1A D†	4.13%		1/15/2025	188,311	188,407
World Omni Select Auto Trust 2019-A C	2.38%		12/15/2025	226,000	225,175
World Omni Select Auto Trust 2019-A D	2.59%		12/15/2025	572,000	570,301
Total					246,061,750

Credit Card 0.44%
American Express Credit Account Master Trust 2022-2 A	3.39%		5/17/2027	11,400,000	11,467,944
Capital One Multi-Asset Execution Trust 2017-A6 A6	2.29%		7/15/2025	1,107,000	1,108,967
Capital One Multi-Asset Execution Trust 2019-A2 A2	1.72%		8/15/2024	289,000	289,171
Master Credit Card Trust II Series 2018-1A A†	1.464% (1 Mo. LIBOR + .49%	)#	7/21/2024	1,254,000	1,253,630
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	999,000	998,400
World Financial Network Credit Card Master Trust 2019-B A	2.49%		4/15/2026	2,551,000	2,551,446
Total					17,669,558

Home Equity 0.00%
New Century Home Equity Loan Trust 2005-A A6	4.695%		8/25/2035	11,797	11,255

See Notes to Financial Statements.	175

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other 16.04%
ACREC Ltd. 2021-FL1 A†	2.086% (1 Mo. LIBOR + 1.15%	)#	10/16/2036	$8,973,000	$8,807,954
ACRES Commercial Realty Ltd. 2021-FL2 A†	2.287% (1 Mo. LIBOR + 1.40%	)#	1/15/2037	13,290,000	13,027,150	(a)
Affirm Asset Securitization Trust 2021-B A†	1.03%		8/17/2026	3,550,000	3,388,960
Affirm Asset Securitization Trust 2022-X1 A†	1.75%		2/15/2027	15,961,410	15,741,794
AMMC CLO Ltd. 2016-19A CR†	3.594% (3 Mo. LIBOR + 2.55%	)#	10/16/2028	750,000	745,465
AMMC CLO Ltd. 2020-23A A1R†	2.084% (3 Mo. LIBOR + 1.04%	)#	10/17/2031	15,000,000	14,791,516
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%		6/20/2024	241,721	241,713
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	1.186% (3 Mo. LIBOR + 1.05%	)#	1/28/2031	967,924	950,986
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	2.288% (3 Mo. LIBOR + 1.05%	)#	1/28/2031	1,212,000	1,190,790
Apidos CLO XXIV 2016-24A A1AL†	2.013% (3 Mo. LIBOR + .95%	)#	10/20/2030	510,000	501,686
Apidos Clo Xxv 2016-25A A1R†	2.233% (3 Mo. LIBOR + 1.17%	)#	10/20/2031	6,970,000	6,889,845
Apidos CLO XXXI 2019-31A A1R†	2.144% (3 Mo. LIBOR + 1.10%	)#	4/15/2031	5,000,000	4,918,361
Aqua Finance Trust 2021-A A†	1.54%		7/17/2046	4,300,020	4,048,211
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 A†	1.975% (1 Mo. LIBOR + 1.10%	)#	5/15/2036	1,980,000	1,940,400
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 A†	1.945% (1 Mo. LIBOR + 1.07%	)#	8/15/2034	6,890,000	6,717,750
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A†	2.225% (1 Mo. LIBOR + 1.35%	)#	11/15/2036	10,940,000	10,689,762
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1 A†	1.849% (1 Mo. SOFR + 1.45%	)#	1/15/2037	20,000,000	19,444,261
ARES L CLO Ltd. 2018-50A AR†	2.094% (3 Mo. LIBOR + 1.05%	)#	1/15/2032	4,180,000	4,109,141
Atalaya Equipment Leasing Trust 2021-1A A2†	1.23%		5/15/2026	8,310,000	8,157,900
Bain Capital Credit CLO 2018-2A A1†	2.124% (3 Mo. LIBOR + 1.08%	)#	7/19/2031	850,000	835,410
Bain Capital Credit CLO 2019-2A AR†	2.144% (3 Mo. LIBOR + 1.10%	)#	10/17/2032	9,100,000	8,953,204
Bain Capital Credit CLO Ltd. 2017-1A A1R†	2.033% (3 Mo. LIBOR + .97%	)#	7/20/2030	6,000,000	5,925,000
Ballyrock CLO Ltd. 2019-1A A1R†	2.074% (3 Mo. LIBOR + 1.03%	)#	7/15/2032	10,000,000	9,798,596

176	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Barings CLO Ltd. 2019-3A A1R†	2.133% (3 Mo. LIBOR + 1.07%	)#	4/20/2031	$3,020,000	$2,969,903
BDS Ltd. 2021-FL7 A†	2.006% (1 Mo. LIBOR + 1.07%	)#	6/16/2036	5,210,000	5,092,775
BDS Ltd. 2022 FL11 ATS†	2.664% (1 Mo. Term SOFR + 1.80%	)#	3/19/2039	20,400,000	20,401,389
Benefit Street Partners CLO ILtd. 2013-IIIA A1R2†	2.063% (3 Mo. LIBOR + 1.00%	)#	7/20/2029	2,879,529	2,844,974
BlueMountain CLO Ltd. 2013-2A A1R†	2.316% (3 Mo. LIBOR + 1.18%	)#	10/22/2030	1,176,463	1,164,282
BlueMountain Fuji US CLO I Ltd. 2017-1A A1R†	2.043% (3 Mo. LIBOR + .98%	)#	7/20/2029	1,190,000	1,176,612
BSPRT Issuer Ltd. 2021-FL7 A†	2.195% (1 Mo. LIBOR + 1.32%	)#	12/15/2038	7,600,000	7,506,587
Carlyle Global Market Strategies CLO Ltd. 2014-3RA A1A†	2.275% (3 Mo. LIBOR + 1.05%	)#	7/27/2031	1,190,199	1,174,562
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR3†	2.043% (3 Mo. LIBOR + .98%	)#	7/20/2031	2,160,000	2,125,696
Carlyle US CLO Ltd. 2017-2A A1R†	2.113% (3 Mo. LIBOR + 1.05%	)#	7/20/2031	4,000,000	3,943,203
Carlyle US CLO Ltd. 2017-3A A1AR†	1.963% (3 Mo. LIBOR + .90%	)#	7/20/2029	830,000	821,755
Carlyle US CLO Ltd. 2019-1A A1AR†	2.143% (3 Mo. LIBOR + 1.08%	)#	4/20/2031	12,000,000	11,790,582
Cedar Funding V CLO Ltd. 2016-5A A1R†	2.144% (3 Mo. LIBOR + 1.10%	)#	7/17/2031	3,400,000	3,355,533
Cedar Funding X CLO Ltd. 2019-10A AR†	2.163% (3 Mo. LIBOR + 1.10%	)#	10/20/2032	4,000,000	3,924,036
Cedar Funding XI Clo Ltd. 2019-11A A1R†	2.648% (3 Mo. LIBOR + 1.05%	)#	5/29/2032	3,220,000	3,162,461
Cedar Funding XIV CLO Ltd. 2021-14A A†	2.144% (3 Mo. LIBOR + 1.10%	)#	7/15/2033	2,340,000	2,298,480
CF Hippolyta LLC 2021-1A B1†	1.98%		3/15/2061	4,726,076	4,172,932
CIFC Funding II Ltd. 2013-2A A1L2†	2.044% (3 Mo. LIBOR + 1.00%	)#	10/18/2030	4,000,000	3,941,534
Dell Equipment Finance Trust 2021-2 A2†	0.33%		12/22/2026	2,756,669	2,725,758
Diamond Resorts Owner Trust 2018-1 A†	3.70%		1/21/2031	514,829	513,834
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031	308,191	308,736
Dryden CLO Ltd. 2019-72A AR†	2.491% (3 Mo. LIBOR + 1.08%	)#	5/15/2032	13,720,000	13,477,716
Dryden Senior Loan Fund 2017-47A A1R†	2.024% (3 Mo. LIBOR + .98%	)#	4/15/2028	5,895,162	5,856,792

See Notes to Financial Statements.	177

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Elmwood CLO X Ltd. 2021-3A A†	2.103% (3 Mo. LIBOR + 1.04%	)#	10/20/2034	$4,880,000	$4,773,801
Galaxy XIX CLO Ltd. 2015-19A A1RR†	2.134% (3 Mo. LIBOR + .95%	)#	7/24/2030	950,000	939,407
Generate CLO 2 Ltd. 2A AR†	2.286% (3 Mo. LIBOR + 1.15%	)#	1/22/2031	1,320,000	1,306,538
Greystone CRE Notes Ltd. 2021-FL3 A†	1.895% (1 Mo. LIBOR + 1.02%	)#	7/15/2039	6,150,000	5,950,253
Halcyon Loan Advisors Funding Ltd. 2015-2A BR†	2.834% (3 Mo. LIBOR + 1.65%	)#	7/25/2027	416,098	415,535
HGI CRE CLO Ltd. 2021-FL2 A†	1.875% (1 Mo. LIBOR + 1.00%	)#	9/17/2036	6,890,000	6,678,441
HPEFS Equipment Trust 2020-1A A3†	1.76%		2/20/2030	112,911	112,883
HPEFS Equipment Trust 2020-1A B†	1.89%		2/20/2030	157,000	156,875
JFIN CLO Ltd. 2013-1A A1NR†	2.453% (3 Mo. LIBOR + 1.39%	)#	1/20/2030	1,380,139	1,355,987
JFIN CLO Ltd. 2013-1A A2R†	3.263% (3 Mo. LIBOR + 2.20%	)#	1/20/2030	690,295	681,076
KKR CLO Ltd. 24 A1R†	2.143% (3 Mo. LIBOR + 1.08%	)#	4/20/2032	4,980,000	4,894,529
KKR CLO Ltd. 30A A1R†	2.064% (3 Mo. LIBOR + 1.02%	)#	10/17/2031	10,000,000	9,851,066
KREF Ltd. 2021-FL2 A†	1.957% (1 Mo. LIBOR + 1.07%	)#	2/15/2039	9,930,000	9,805,875
KREF Ltd. 2021-FL2 AS†	2.187% (1 Mo. LIBOR + 1.30%	)#	2/15/2039	4,830,000	4,617,322
LCM Loan Income Fund I Income Note Issuer Ltd. 27A A1†	2.124% (3 Mo. LIBOR + 1.08%	)#	7/16/2031	8,250,000	8,154,106
Lendmark Funding Trust 2021-1A B†	2.47%		11/20/2031	14,200,000	12,206,115
Lendmark Funding Trust 2021-2A A†	2.00%		4/20/2032	10,585,000	9,288,213	(a)
LFT CRE Ltd. 2021-FL1 A†	2.045% (1 Mo. LIBOR + 1.17%	)#	6/15/2039	2,230,000	2,199,063
LFT CRE Ltd. 2021-FL1 B†	2.625% (1 Mo. LIBOR + 1.75%	)#	6/15/2039	3,520,000	3,424,260	(a)
LoanCore Issuer Ltd. 2022-CRE7 A†	1.965% (1 Mo. SOFR + 1.55%	)#	1/17/2037	19,880,000	19,364,715
Madison Park Funding XI Ltd. 2013-11A AR2†	2.084% (3 Mo. LIBOR + .90%	)#	7/23/2029	2,945,012	2,919,979
Magnetite Ltd. 2021-29A A†	2.034% (3 Mo. LIBOR + .99%	)#	1/15/2034	1,110,000	1,089,035
Magnetite XXII Ltd. 2019-22A AR†	2.104% (3 Mo. LIBOR + 1.06%	)#	4/15/2031	4,000,000	3,927,911
Mariner Finance Issuance Trust 2021-BA A†	2.10%		11/20/2036	3,340,000	2,989,815
Marlette Funding Trust 2021-3A B†	1.30%		12/15/2031	5,555,000	5,216,284

178	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
MF1 Ltd. 2021-FL6 AS†	2.386% (1 Mo. LIBOR + 1.45%	)#	7/16/2036	$7,030,000	$6,862,606
MF1 Ltd. 2021-FL7 A†	2.016% (1 Mo. LIBOR + 1.08%	)#	10/16/2036	18,740,000	18,183,656
MF1 Ltd. 2021-FL7 AS†	2.386% (1 Mo. LIBOR + 1.45%	)#	10/16/2036	5,400,000	5,263,148
MF1 Ltd. 2022-FL8 A†	1.832% (1 Mo. SOFR + 1.35%	)#	2/19/2037	15,870,000	15,401,621
Mountain View CLO X Ltd. 2015-10A AR†	1.841% (3 Mo. LIBOR + .82%	)#	10/13/2027	190,891	189,459
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	60,872	60,206
New Economy Assets Phase 1 Sponsor LLC 2021-1 A1†	1.91%		10/20/2061	16,590,000	14,822,584
Newark BSL CLO 2 Ltd. 2017-1A A1R†	2.154% (3 Mo. LIBOR + .97%	)#	7/25/2030	3,000,000	2,973,874
N-Star REL CDO VIII Ltd. 2006-8A B†	1.22% (1 Mo. LIBOR + .42%	)#	2/1/2041	784,225	678,355
OCP CLO Ltd. 2019-17A A1R†	2.103% (3 Mo. LIBOR + 1.04%	)#	7/20/2032	5,700,000	5,558,480
Octagon Investment Partners 29 Ltd. 2016-1A AR†	2.364% (3 Mo. LIBOR + 1.18%	)#	1/24/2033	8,400,000	8,265,600
Octagon Investment Partners 32 Ltd. 2017-1A A1R†	1.994% (3 Mo. LIBOR + .95%	)#	7/15/2029	5,000,000	4,956,027
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	1.994% (3 Mo. LIBOR + .95%	)#	7/15/2029	720,000	713,427
Octagon Investment Partners XXI Ltd. 2014-1A AAR3†	2.411% (3 Mo. LIBOR + 1.00%	)#	2/14/2031	1,960,000	1,914,268
OHA Credit Funding 5 Ltd. 2020-5A A1 A1†	2.214% (3 Mo. LIBOR + 1.17%	)#	4/18/2033	2,670,000	2,618,865
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	210,000	207,719
OneMain Financial Issuance Trust 2019-2A A†	3.14%		10/14/2036	16,497,000	15,633,189
Orange Lake Timeshare Trust 2019-A A†	3.06%		4/9/2038	179,362	174,078
Pagaya AI Debt Trust 2022-1 A†	2.03%		10/15/2029	10,493,955	10,189,552
PFS Financing Corp. 2020-E A†	1.00%		10/15/2025	904,000	873,749
PFS Financing Corp. 2020-G A†	0.97%		2/15/2026	647,000	616,745
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	632,075	622,301
Rad CLO Ltd. 2021-15A A†	1.337% (3 Mo. LIBOR + 1.09%	)#	1/20/2034	12,610,000	12,338,895
Romark CLO Ltd. 2017-1A A1R†	2.214% (3 Mo. LIBOR + 1.03%	)#	10/23/2030	10,000,000	9,830,134
Romark CLO Ltd. 2017-1A A2R†	2.834% (3 Mo. LIBOR + 1.65%	)#	10/23/2030	10,000,000	9,692,565

See Notes to Financial Statements.	179

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
SCF Equipment Leasing LLC 2019-2A A2†	2.47%		4/20/2026	$2,016,879	$2,000,393
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	2,350,000	2,253,335
SCF Equipment Leasing LLC 2021-1A A3†	0.83%		8/21/2028	1,800,000	1,749,708
SCF Equipment Leasing LLC 2021-1A B†	1.37%		8/20/2029	1,130,000	1,049,036
SCF Equipment Leasing LLC 2022-1A A3†	2.92%		7/20/2029	7,240,000	7,015,988
Signal Peak 8 CLO Ltd. 2020-8A A†	2.333% (3 Mo. LIBOR + 1.27%	)#	4/20/2033	11,005,000	10,836,482
Signal Peak CLO 5 Ltd. 2018-5A A†	2.294% (3 Mo. LIBOR + 1.11%	)#	4/25/2031	15,000,000	14,830,180
STAR Trust 2022-SFR3 A†	2.513% (1 Mo. Term SOFR + 1.65%	)#	5/17/2024	29,908,136	29,855,905
TCI-Flatiron CLO Ltd. 2017-1A AR†	2.404% (3 Mo. LIBOR + .96%	)#	11/18/2030	4,000,000	3,957,346
TCI-Flatiron CLO Ltd. 2018-1A ANR†	2.299% (3 Mo. LIBOR + 1.06%	)#	1/29/2032	500,000	491,309
TICP CLO IX Ltd. 2017-9A A†	2.203% (3 Mo. LIBOR + 1.14%	)#	1/20/2031	1,000,000	988,000
TICP CLO XIV Ltd. 2019-14A A1R†	2.143% (3 Mo. LIBOR + 1.08%	)#	10/20/2032	7,780,000	7,589,729
Upstart Securitization Trust 2021-2 A†	0.91%		6/20/2031	962,993	943,757
Upstart Securitization Trust 2021-5 A†	1.31%		11/20/2031	5,514,070	5,346,530
Venture CLO Ltd. 2018-33A A1LR†	2.104% (3 Mo. LIBOR + 1.06%	)#	7/15/2031	3,500,000	3,457,023
VERDE CLO Ltd. 2019-1A AR†	2.144% (3 Mo. LIBOR + 1.10%	)#	4/15/2032	8,660,000	8,512,285
Verizon Owner Trust 2020-B A	0.47%		2/20/2025	827,000	815,245
Verizon Owner Trust 2020-C A	0.41%		4/21/2025	1,220,000	1,196,727
Voya CLO Ltd. 2018-4A A1AR†	2.084% (3 Mo. LIBOR + 1.04%	)#	1/15/2032	8,000,000	7,869,112
Wind River CLO Ltd. 2013-1A A1RR†	2.043% (3 Mo. LIBOR + .98%	)#	7/20/2030	10,000,000	9,921,763
Total					648,206,027

Rec Vehicle Loan 0.18%
Octane Receivables Trust 2021-1A A†	0.93%		3/22/2027	666,936	649,363
Octane Receivables Trust 2022-1A A2	4.18%		3/20/2028	6,835,000	6,837,470
Total					7,486,833

180	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Student Loan 0.38%
Navient Private Education Refi Loan Trust 2020-FA A†	1.22%		7/15/2069	$653,826	$629,529
Navient Private Education Refi Loan Trust 2021-CA A†	1.06%		10/15/2069	3,714,241	3,476,510
Navient Private Education Refi Loan Trust 2022-A A†	2.23%		7/15/2070	7,069,862	6,751,168
Nelnet Student Loan Trust 2021-A APT1†	1.36%		4/20/2062	4,310,538	4,013,346
SMB Private Education Loan Trust 2021-A A1†	1.375% (1 Mo. LIBOR + .50%	)#	1/15/2053	19,137	19,132
Towd Point Asset Trust 2018-SL1 A†	1.268% (1 Mo. LIBOR + .60%	)#	1/25/2046	616,235	613,081
Total					15,502,766
Total Asset-Backed Securities (cost $959,420,432)					934,938,189

				Shares

COMMON STOCKS 0.00%

Banks
UniCredit Bank AG (cost $14,925)				398	22,686	(a)

				Principal Amount

CONVERTIBLE BONDS 0.02%

Internet
Weibo Corp. (China)(b) (cost $793,047)	1.25%		11/15/2022	$798,000	783,038

CORPORATE BONDS 40.66%

Advertising 0.09%
Clear Channel International BV (United Kingdom)†(b)	6.625%		8/1/2025	3,557,000	3,526,730

Aerospace/Defense 0.54%
Boeing Co. (The)	2.196%		2/4/2026	217,000	198,946
Boeing Co. (The)	4.875%		5/1/2025	1,095,000	1,108,945
Bombardier, Inc. (Canada)†(b)	7.125%		6/15/2026	4,032,000	3,690,490
Howmet Aerospace, Inc.	6.875%		5/1/2025	1,981,000	2,121,443
TransDigm, Inc.†	6.25%		3/15/2026	8,500,000	8,657,079
TransDigm, Inc.†	8.00%		12/15/2025	5,905,000	6,166,828
Total					21,943,731

See Notes to Financial Statements.	181

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Agriculture 0.58%
BAT Capital Corp.	3.222%		8/15/2024	$5,957,000	$5,915,342
Imperial Brands Finance plc (United Kingdom)†(b)	3.125%		7/26/2024	1,871,000	1,832,313
Imperial Brands Finance plc (United Kingdom)†(b)	3.50%		2/11/2023	3,250,000	3,242,727
Reynolds American, Inc.	4.45%		6/12/2025	1,850,000	1,875,240
Viterra Finance BV (Netherlands)†(b)	2.00%		4/21/2026	7,352,000	6,584,970
Viterra Finance BV (Netherlands)†(b)	4.90%		4/21/2027	4,111,000	4,078,314
Total					23,528,906

Airlines 0.24%
Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(b)	3.875%		3/15/2023	199,979	197,208
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(b)	5.00%		12/15/2023	2,433,327	2,409,063
American Airlines 2014-1 Class B Pass-Through Trust	4.375%		10/1/2022	674,435	674,372
American Airlines Group, Inc.†	3.75%		3/1/2025	2,743,000	2,455,630
American Airlines Group, Inc.†	5.00%		6/1/2022	3,005,000	3,005,000
British Airways 2013-1 Class A Pass Through Trust (United Kingdom)†(b)	4.625%		6/20/2024	795,770	793,318
Total					9,534,591

Apparel 0.14%
PVH Corp.	4.625%		7/10/2025	5,561,000	5,605,583

Auto Manufacturers 2.66%
Daimler Finance North America LLC†	3.65%		2/22/2024	2,775,000	2,797,760
Ford Motor Credit Co. LLC	2.30%		2/10/2025	1,938,000	1,809,002
Ford Motor Credit Co. LLC	2.366% (3 Mo. LIBOR + 1.08%	)#	8/3/2022	4,200,000	4,191,937
Ford Motor Credit Co. LLC	2.979%		8/3/2022	9,525,000	9,534,715
Ford Motor Credit Co. LLC	3.087%		1/9/2023	468,000	467,073
Ford Motor Credit Co. LLC	5.584%		3/18/2024	12,461,000	12,624,937
General Motors Co.	5.40%		10/2/2023	8,747,000	8,996,636
General Motors Co.	6.125%		10/1/2025	11,167,000	11,831,878
General Motors Financial Co., Inc.	2.75%		6/20/2025	1,378,000	1,327,959
General Motors Financial Co., Inc.	3.70%		5/9/2023	557,000	560,763
General Motors Financial Co., Inc.	3.95%		4/13/2024	2,837,000	2,857,299
General Motors Financial Co., Inc.	4.25%		5/15/2023	280,000	283,138
General Motors Financial Co., Inc.	5.10%		1/17/2024	6,578,000	6,740,089
Hyundai Capital America†	0.80%		1/8/2024	1,383,000	1,323,216
Hyundai Capital America†	0.875%		6/14/2024	3,034,000	2,868,606
Hyundai Capital America†	1.00%		9/17/2024	1,088,000	1,023,066

182	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
Hyundai Capital America†	1.15%		11/10/2022	$10,000,000	$9,925,726
Hyundai Capital America†	1.25%		9/18/2023	2,272,000	2,213,321
Hyundai Capital America†	1.30%		1/8/2026	5,091,000	4,590,488
Hyundai Capital America†	1.50%		6/15/2026	1,692,000	1,516,567
Hyundai Capital America†	3.00%		6/20/2022	213,000	213,056
Hyundai Capital America	3.40%		6/20/2024	6,181,000	6,139,189
Hyundai Capital America†	5.875%		4/7/2025	960,000	1,004,128
Kia Corp. (South Korea)†(b)	3.00%		4/25/2023	5,000,000	5,007,675
Stellantis N.V. (Netherlands)(b)	5.25%		4/15/2023	7,615,000	7,733,756
Total					107,581,980

Auto Parts & Equipment 0.24%
Clarios Global LP/Clarios US Finance Co.†	8.50%		5/15/2027	5,851,000	5,841,638
IHO Verwaltungs GmbH PIK 5.50% (Germany)†(b)	4.75%		9/15/2026	2,273,296	2,090,148
ZF North America Capital, Inc.†	4.75%		4/29/2025	1,944,000	1,902,933
Total					9,834,719

Banks 12.60%
ABN AMRO Bank N.V. (Netherlands)(b)	4.40% (USD 5 Yr. Swap rate + 2.20%	)#	3/27/2028	4,600,000	4,600,731
ABN AMRO Bank N.V. (Netherlands)†(b)	4.75%		7/28/2025	5,620,000	5,695,342
ABN AMRO Bank N.V. (Netherlands)†(b)	4.80%		4/18/2026	2,000,000	2,008,359
AIB Group plc (Ireland)†(b)	4.263% (3 Mo. LIBOR + 1.87%	)#	4/10/2025	13,875,000	13,819,497
AIB Group plc (Ireland)†(b)	4.75%		10/12/2023	4,165,000	4,196,825
Australia & New Zealand Banking Group Ltd. (Australia)†(b)	4.40%		5/19/2026	2,317,000	2,317,781
Australia & New Zealand Banking Group Ltd. (Australia)†(b)	4.50%		3/19/2024	2,516,000	2,543,480
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico)†(b)	4.125%		11/9/2022	6,582,000	6,619,649
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico)†(b)	5.375%		4/17/2025	4,894,000	5,010,526
Bank of America Corp.	0.523% (SOFR + .41%	)#	6/14/2024	2,758,000	2,679,734
Bank of America Corp.	1.197% (SOFR + 1.01%	)#	10/24/2026	6,122,000	5,583,420
Bank of America Corp.	1.319% (SOFR + 1.15%	)#	6/19/2026	605,000	558,749
Bank of America Corp.	1.53% (SOFR + .65%	)#	12/6/2025	2,411,000	2,281,031
Bank of America Corp.	2.456% (3 Mo. LIBOR + .87%	)#	10/22/2025	6,004,000	5,820,266
Bank of America Corp.	2.816% (3 Mo. LIBOR + .93%	)#	7/21/2023	10,413,000	10,414,462
Bank of America Corp.	3.004% (3 Mo. LIBOR + .79%	)#	12/20/2023	3,830,000	3,829,671
Bank of America Corp.	3.384% (SOFR + 1.33%	)#	4/2/2026	6,858,000	6,761,909

See Notes to Financial Statements.	183

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of America Corp.	3.841% (SOFR + 1.11%	)#	4/25/2025	$3,981,000	$4,000,097
Bank of America Corp.	3.95%		4/21/2025	4,295,000	4,327,474
Bank of Ireland Group plc (Ireland)†(b)	2.029% (1 Yr. Treasury CMT + 1.10%	)#	9/30/2027	5,505,000	4,872,747
Bank of Ireland Group plc (Ireland)†(b)	4.50%		11/25/2023	5,242,000	5,293,626
Bank of Montreal (Canada)(b)(c)	3.70%		6/7/2025	4,504,000	4,502,964
BankUnited, Inc.	4.875%		11/17/2025	6,803,000	7,039,513
Barclays plc (United Kingdom)(b)	4.375%		9/11/2024	2,325,000	2,354,814
Barclays plc (United Kingdom)(b)	4.836%		5/9/2028	3,768,000	3,723,260
Barclays plc (United Kingdom)(b)	5.20%		5/12/2026	4,407,000	4,488,790
BBVA Bancomer SA†	4.375%		4/10/2024	1,187,000	1,193,439
BNP Paribas SA (France)†(b)	1.323% (SOFR + 1.00%	)#	1/13/2027	246,000	219,987
BNP Paribas SA (France)†(b)	2.819% (3 Mo. LIBOR + 1.11%	)#	11/19/2025	5,206,000	5,039,133
BNP Paribas SA (France)†(b)	3.375%		1/9/2025	934,000	923,976
BNP Paribas SA (France)†(b)	4.375%		9/28/2025	200,000	200,683
BNP Paribas SA (France)†(b)	4.375%		5/12/2026	636,000	635,293
BNP Paribas SA (France)†(b)	4.705% (3 Mo. LIBOR + 2.24%	)#	1/10/2025	3,097,000	3,134,765
BPCE SA (France)†(b)	2.375%		1/14/2025	696,000	668,723
BPCE SA (France)†(b)	4.50%		3/15/2025	5,114,000	5,121,209
BPCE SA (France)†(b)	4.875%		4/1/2026	786,000	791,226
BPCE SA (France)†(b)	5.15%		7/21/2024	7,472,000	7,610,959
Citigroup, Inc.	2.876% (3 Mo. LIBOR + .95%	)#	7/24/2023	9,783,000	9,785,915
Citigroup, Inc.	3.106% (SOFR + 2.84%	)#	4/8/2026	9,576,000	9,355,411
Citigroup, Inc.	3.29% (SOFR + 1.53%	)#	3/17/2026	1,152,000	1,131,070
Citigroup, Inc.	3.875%		3/26/2025	2,023,000	2,026,808
Citigroup, Inc.	4.14% (SOFR + 1.37%	)#	5/24/2025	2,053,000	2,071,259
Citigroup, Inc.	4.40%		6/10/2025	3,586,000	3,628,115
Citigroup, Inc.	5.50%		9/13/2025	9,523,000	9,971,981
Credit Agricole SA (France)†(b)	4.375%		3/17/2025	3,558,000	3,570,798
Credit Suisse AG/New York NY	3.625%		9/9/2024	4,111,000	4,102,569
Credit Suisse Group AG (Switzerland)†(b)	2.193% (SOFR + 2.04%	)#	6/5/2026	529,000	490,306
Credit Suisse Group AG (Switzerland)†(b)	2.593% (SOFR + 1.56%	)#	9/11/2025	2,557,000	2,447,737
Credit Suisse Group AG (Switzerland)†(b)	2.997% (3 Mo. LIBOR + 1.20%	)#	12/14/2023	5,000,000	4,986,866
Credit Suisse Group AG (Switzerland)†(b)	4.207% (3 Mo. LIBOR + 1.24%	)#	6/12/2024	785,000	787,178

184	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Danske Bank A/S (Denmark)†(b)	0.976% (1 Yr. Treasury CMT + .55%	)#	9/10/2025	$2,040,000	$1,906,791
Danske Bank A/S (Denmark)†(b)	1.171% (1 Yr. Treasury CMT + 1.03%	)#	12/8/2023	5,059,000	5,008,713
Danske Bank A/S (Denmark)†(b)	1.226%		6/22/2024	3,037,000	2,883,516
Danske Bank A/S (Denmark)†(b)	1.621% (1 Yr. Treasury CMT + 1.35%	)#	9/11/2026	608,000	555,379
Danske Bank A/S (Denmark)†(b)	3.244% (3 Mo. LIBOR + 1.59%	)#	12/20/2025	11,328,000	11,008,920
Danske Bank A/S (Denmark)†(b)	4.298% (1 Yr. Treasury CMT + 1.75%	)#	4/1/2028	2,565,000	2,487,845
Danske Bank A/S (Denmark)†(b)	5.375%		1/12/2024	16,478,000	16,848,633
Emirates NBD Bank PJSC (United Arab Emirates)(b)	3.25%		11/14/2022	1,725,000	1,731,546
First-Citizens Bank & Trust Co.	3.929% (SOFR + 3.83%	)#	6/19/2024	266,000	267,336
FNB Corp.	2.20%		2/24/2023	510,000	505,301
Goldman Sachs Group, Inc. (The)	0.627% (SOFR + 0.54%	)#	11/17/2023	4,589,000	4,536,083
Goldman Sachs Group, Inc. (The)	0.657% (SOFR + .51%	)#	9/10/2024	2,758,000	2,662,548
Goldman Sachs Group, Inc. (The)	1.405% (SOFR + .70%	)#	1/24/2025	4,991,000	4,933,969
Goldman Sachs Group, Inc. (The)	1.948% (SOFR + .91%	)#	10/21/2027	5,566,000	5,080,154
Goldman Sachs Group, Inc. (The)	2.184% (3 Mo. LIBOR + 1.00%	)#	7/24/2023	424,000	423,442
Goldman Sachs Group, Inc. (The)	2.64% (SOFR + 1.11%	)#	2/24/2028	2,467,000	2,301,739
Goldman Sachs Group, Inc. (The)	2.905% (3 Mo. LIBOR + .99%	)#	7/24/2023	12,285,000	12,287,290
Goldman Sachs Group, Inc. (The)	2.908% (3 Mo. LIBOR + 1.05%	)#	6/5/2023	3,999,000	3,999,356
Goldman Sachs Group, Inc. (The)	3.272% (3 Mo. LIBOR + 1.20%	)#	9/29/2025	320,000	317,048
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025	2,670,000	2,707,424
HSBC Holdings plc (United Kingdom)(b)	0.732% (SOFR + .53%	)#	8/17/2024	1,219,000	1,177,167
HSBC Holdings plc (United Kingdom)(b)	0.976% (SOFR + .71%	)#	5/24/2025	679,000	641,155
Huntington National Bank (The)	4.008% (SOFR + 1.21%	)#	5/16/2025	1,213,000	1,219,978
ING Groep NV (Netherlands)(b)	4.70% (USD ICE 5 Yr. Swap rate + 1.94%	)#	3/22/2028	2,626,000	2,631,134
Intesa Sanpaolo SpA (Italy)†(b)	3.125%		7/14/2022	888,000	888,983
Intesa Sanpaolo SpA (Italy)†(b)	3.25%		9/23/2024	3,928,000	3,857,845
Intesa Sanpaolo SpA (Italy)†(b)	3.375%		1/12/2023	1,966,000	1,964,040
Intesa Sanpaolo SpA (Italy)†(b)	5.017%		6/26/2024	8,728,000	8,694,556

See Notes to Financial Statements.	185

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Intesa Sanpaolo SpA (Italy)†(b)	5.71%		1/15/2026	$2,302,000	$2,321,313
JPMorgan Chase & Co.	0.768% (SOFR + .49%	)#	8/9/2025	3,156,000	2,969,460
JPMorgan Chase & Co.	0.824% (SOFR + .54%	)#	6/1/2025	2,899,000	2,750,248
JPMorgan Chase & Co.	1.701% (SOFR + .92%	)#	2/24/2026	3,765,000	3,716,774
JPMorgan Chase & Co.	1.961% (SOFR + 1.18%	)#	2/24/2028	2,527,000	2,483,805
JPMorgan Chase & Co.	3.875%		9/10/2024	811,000	821,915
KeyCorp	3.878% (SOFR + 1.25%	)#	5/23/2025	1,110,000	1,120,671
Lloyds Banking Group plc (United Kingdom)(b)	1.326% (1 Yr. Treasury CMT + 1.10%	)#	6/15/2023	14,146,000	14,145,260
Lloyds Banking Group plc (United Kingdom)(b)	4.582%		12/10/2025	5,156,000	5,187,720
Lloyds Banking Group plc (United Kingdom)(b)	4.65%		3/24/2026	3,048,000	3,069,469
Macquarie Group Ltd. (Australia)†(b)	1.201% (SOFR + .69%	)#	10/14/2025	6,843,000	6,395,800
Macquarie Group Ltd. (Australia)†(b)	1.34% (SOFR + 1.07%	)#	1/12/2027	403,000	361,273
Macquarie Group Ltd. (Australia)†(b)	2.618% (3 Mo. LIBOR + 1.02%	)#	11/28/2023	4,881,000	4,888,771
Macquarie Group Ltd. (Australia)†(b)	3.189% (3 Mo. LIBOR + 1.02%	)#	11/28/2023	871,000	871,157
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	0.953% (1 Yr. Treasury CMT + .55%	)#	7/19/2025	2,237,000	2,110,557
Morgan Stanley	0.79% (SOFR + .53%	)#	5/30/2025	3,468,000	3,275,033
Morgan Stanley	0.791% (SOFR + .51%	)#	1/22/2025	3,835,000	3,670,460
Morgan Stanley	3.62% (SOFR + 1.16%	)#	4/17/2025	3,253,000	3,257,809
Morgan Stanley	3.737% (3 Mo. LIBOR + .85%	)#	4/24/2024	6,519,000	6,548,875
Natwest Group plc (United Kingdom)(b)	5.125%		5/28/2024	4,623,000	4,701,289
NatWest Group plc (United Kingdom)(b)	3.875%		9/12/2023	9,884,000	9,945,682
NatWest Markets plc (United Kingdom)†(b)	0.80%		8/12/2024	613,000	576,026
NatWest Markets plc (United Kingdom)†(b)	3.479%		3/22/2025	3,930,000	3,901,744
Nordea Bank Abp (Finland)(b)(c)	3.60%		6/6/2025	2,676,000	2,675,786
Nordea Bank Abp (Finland)†(b)	4.25%		9/21/2022	505,000	507,906
People’s United Bank NA	4.00%		7/15/2024	1,000,000	1,010,881
Popular, Inc.	6.125%		9/14/2023	504,000	512,064
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%	)#	1/6/2028	2,232,000	2,029,177
Santander Holdings USA, Inc.	3.244%		10/5/2026	1,051,000	1,006,829
Santander Holdings USA, Inc.	3.40%		1/18/2023	3,651,000	3,658,373
Santander Holdings USA, Inc.	3.45%		6/2/2025	7,064,000	6,949,177
Santander Holdings USA, Inc.	3.50%		6/7/2024	1,131,000	1,125,913

186	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Santander UK Group Holdings plc (United Kingdom)(b)	1.089% (SOFR + .79%	)#	3/15/2025	$1,913,000	$1,812,440
Santander UK Group Holdings plc (United Kingdom)(b)	2.469% (SOFR + 1.22%	)#	1/11/2028	2,488,000	2,268,866
Santander UK Group Holdings plc (United Kingdom)(b)	3.373% (3 Mo. LIBOR + 1.08%	)#	1/5/2024	6,040,000	6,040,821
Santander UK Group Holdings plc (United Kingdom)†(b)	4.75%		9/15/2025	3,337,000	3,348,419
Santander UK Group Holdings plc (United Kingdom)(b)	4.796% (3 Mo. LIBOR + 1.57%	)#	11/15/2024	5,776,000	5,863,396
Societe Generale SA (France)†(b)	2.226% (1 Yr. Treasury CMT + 1.05%	)#	1/21/2026	4,992,000	4,707,797
Standard Chartered plc (United Kingdom)†(b)	0.991% (1 Yr. Treasury CMT + .78%	)#	1/12/2025	2,093,000	1,998,312
Standard Chartered plc (United Kingdom)†(b)	1.214% (1 Yr. Treasury CMT + .88%	)#	3/23/2025	200,000	190,682
Standard Chartered plc (United Kingdom)†(b)	1.319% (1 Yr. Treasury CMT + 1.17%	)#	10/14/2023	284,000	281,859
Standard Chartered plc (United Kingdom)†(b)	2.819% (3 Mo. LIBOR + 1.21%	)#	1/30/2026	2,530,000	2,429,409
Standard Chartered plc (United Kingdom)†(b)	3.20%		4/17/2025	3,246,000	3,186,061
Standard Chartered plc (United Kingdom)†(b)	3.785% (3 Mo. LIBOR + 1.56%	)#	5/21/2025	1,940,000	1,927,938
Standard Chartered plc (United Kingdom)†(b)	3.885% (3 Mo. LIBOR + 1.08%	)#	3/15/2024	2,377,000	2,381,872
Standard Chartered plc (United Kingdom)†(b)	5.20%		1/26/2024	3,559,000	3,632,729
Synovus Financial Corp.	3.125%		11/1/2022	2,497,000	2,500,010
UBS AG (Switzerland)(b)	5.125%		5/15/2024	18,374,000	18,682,224
UBS AG	7.625%		8/17/2022	6,094,000	6,151,871
UBS Group AG (Switzerland)†(b)	1.008% (1 Yr. Treasury CMT + .83%	)#	7/30/2024	521,000	506,996
UBS Group AG (Switzerland)(b)	4.488% (1 Yr. Treasury CMT + 1.55%	)#	5/12/2026	1,756,000	1,774,810
UBS Group Funding Switzerland AG (Switzerland)†(b)	2.859% (3 Mo. LIBOR + .95%	)#	8/15/2023	11,130,000	11,130,277
UniCredit SpA (Italy)†(b)	2.569% (1 Yr. Treasury CMT + 2.30%	)#	9/22/2026	2,520,000	2,289,997
UniCredit SpA (Italy)†(b)	7.83%		12/4/2023	8,170,000	8,569,208
Total					509,011,225

See Notes to Financial Statements.	187

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Chemicals 0.17%
Braskem Finance Ltd. (Cayman Islands)(b)	6.45%	2/3/2024	$1,550,000	$1,627,120
NOVA Chemicals Corp. (Canada)†(b)	4.875%	6/1/2024	1,782,000	1,749,696
Orbia Advance Corp. SAB de CV (Mexico)†(b)	1.875%	5/11/2026	3,810,000	3,424,466
Total				6,801,282

Commercial Services 1.03%
Adani Ports & Special Economic Zone Ltd. (India)†(b)	3.375%	7/24/2024	1,400,000	1,377,929
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%	7/15/2027	1,172,000	1,103,485
Ashtead Capital, Inc.†	4.00%	5/1/2028	7,005,000	6,694,497
Ashtead Capital, Inc.†	4.375%	8/15/2027	3,519,000	3,440,403
Nielsen Co. Luxembourg S.a.r.l. (The) (Luxembourg)†(b)	5.00%	2/1/2025	4,711,000	4,674,319
Ritchie Bros Auctioneers, Inc. (Canada)†(b)	5.375%	1/15/2025	6,455,000	6,469,395
Sabre GLBL, Inc.†	7.375%	9/1/2025	2,870,000	2,839,147
Triton Container International Ltd.†	0.80%	8/1/2023	3,076,000	2,971,620
Triton Container International Ltd.†	1.15%	6/7/2024	2,518,000	2,368,402
Triton Container International Ltd.†	2.05%	4/15/2026	10,642,000	9,646,922
Total				41,586,119

Computers 0.18%
Dell International LLC/EMC Corp.	4.00%	7/15/2024	1,725,000	1,743,171
Dell International LLC/EMC Corp.	5.45%	6/15/2023	2,702,000	2,756,093
Dell International LLC/EMC Corp.	5.85%	7/15/2025	1,634,000	1,718,866
Dell International LLC/EMC Corp.	6.02%	6/15/2026	1,111,000	1,174,394
Total				7,392,524

Distribution/Wholesale 0.16%
KAR Auction Services, Inc.†	5.125%	6/1/2025	6,289,000	6,312,709

Diversified Financial Services 3.29%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	1.75%	10/29/2024	1,596,000	1,496,175
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	3.15%	2/15/2024	1,224,000	1,194,865
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.50%	9/15/2023	1,392,000	1,397,336
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.875%	1/16/2024	4,400,000	4,433,609
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	6.50%	7/15/2025	5,376,000	5,616,652
Air Lease Corp.	3.00%	9/15/2023	2,000,000	1,983,597

188	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Air Lease Corp.	4.25%		2/1/2024	$527,000	$529,345
Aircastle Ltd.	4.40%		9/25/2023	2,715,000	2,718,689
Aircastle Ltd.	5.00%		4/1/2023	1,840,000	1,859,139
Aircastle Ltd.†	5.25%		8/11/2025	6,323,000	6,313,139
Alliance Data Systems Corp.†	4.75%		12/15/2024	7,213,000	6,843,442
Alliance Data Systems Corp.†	7.00%		1/15/2026	3,486,000	3,428,795
Ally Financial, Inc.	1.45%		10/2/2023	4,223,000	4,129,388
Ally Financial, Inc.	3.875%		5/21/2024	6,186,000	6,221,723
Ally Financial, Inc.	4.625%		3/30/2025	402,000	409,223
Ally Financial, Inc.	5.125%		9/30/2024	1,504,000	1,552,508
Ally Financial, Inc.	5.75%		11/20/2025	5,200,000	5,358,834
Aviation Capital Group LLC†	1.95%		1/30/2026	346,000	309,700
Aviation Capital Group LLC†	3.875%		5/1/2023	9,000,000	8,983,468
Aviation Capital Group LLC†	4.375%		1/30/2024	1,000,000	995,386
Aviation Capital Group LLC†	5.50%		12/15/2024	2,287,000	2,327,429
Avolon Holdings Funding Ltd. (Ireland)†(b)	3.95%		7/1/2024	444,000	434,352
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.25%		4/15/2026	8,247,000	7,899,783
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.375%		5/1/2026	1,000,000	963,614
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.125%		10/1/2023	6,298,000	6,356,864
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.25%		5/15/2024	1,754,000	1,761,927
Capital One Financial Corp.	4.166% (SOFR + 1.37%	)#	5/9/2025	2,214,000	2,230,611
Citigroup Global Markets Holdings, Inc.	0.75%		6/7/2024	2,146,000	2,027,388
Intercontinental Exchange, Inc.	3.65%		5/23/2025	4,149,000	4,204,787
Muthoot Finance Ltd. (India)†(b)	4.40%		9/2/2023	200,000	198,350
Muthoot Finance Ltd. (India)†(b)	6.125%		10/31/2022	500,000	501,445
Navient Corp.	5.50%		1/25/2023	249,000	249,989
Navient Corp.	5.875%		10/25/2024	5,921,000	5,952,174
Navient Corp.	6.125%		3/25/2024	3,263,000	3,261,770
Navient Corp.	7.25%		9/25/2023	2,997,000	3,071,314
OneMain Finance Corp.	5.625%		3/15/2023	211,000	212,849
OneMain Finance Corp.	6.125%		3/15/2024	6,046,000	6,114,722
OneMain Finance Corp.	8.25%		10/1/2023	1,927,000	1,983,403
Park Aerospace Holdings Ltd. (Ireland)†(b)	4.50%		3/15/2023	4,399,000	4,405,611
Park Aerospace Holdings Ltd. (Ireland)†(b)	5.50%		2/15/2024	12,742,000	12,864,802
Total					132,798,197

Electric 2.83%
AES Corp. (The)†	3.30%		7/15/2025	4,791,000	4,675,465
Alexander Funding Trust†	1.841%		11/15/2023	2,465,000	2,375,828

See Notes to Financial Statements.	189

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
American Electric Power Co., Inc.	2.031%		3/15/2024	$6,223,000	$6,072,688
Ausgrid Finance Pty Ltd. (Australia)†(b)	3.85%		5/1/2023	2,235,000	2,242,537
Calpine Corp.†	5.25%		6/1/2026	3,419,000	3,341,269
CenterPoint Energy, Inc.	1.432% (SOFR Index + .65%	)#	5/13/2024	1,000,000	987,429
Cleco Power LLC†	1.326% (3 Mo. LIBOR + .50%	)#	6/15/2023	5,308,000	5,282,813
Cleveland Electric Illuminating Co. (The)	5.50%		8/15/2024	2,650,000	2,775,359
Comision Federal de Electricidad (Mexico)†(b)	4.875%		1/15/2024	3,002,000	3,031,720
Dominion Energy, Inc.	1.356% (3 Mo. LIBOR + .53%	)#	9/15/2023	4,387,000	4,388,437
Edison International	3.125%		11/15/2022	3,845,000	3,838,988
Fells Point Funding Trust†	3.046%		1/31/2027	4,277,000	4,046,394
FirstEnergy Corp.	3.35%		7/15/2022	7,485,000	7,467,223
FirstEnergy Transmission LLC†	4.35%		1/15/2025	3,000,000	3,009,876
IPALCO Enterprises, Inc.	3.70%		9/1/2024	1,500,000	1,500,557
Israel Electric Corp. Ltd. (Israel)†(b)	5.00%		11/12/2024	444,000	457,302
Israel Electric Corp. Ltd. (Israel)†(b)	6.875%		6/21/2023	3,385,000	3,507,436
Jersey Central Power & Light Co.†	4.70%		4/1/2024	5,530,000	5,615,636
Monongahela Power Co.†	4.10%		4/15/2024	4,000,000	4,035,679
NextEra Energy Capital Holdings, Inc.	1.775% (3 Mo. LIBOR + .27%	)#	2/22/2023	9,600,000	9,575,309
Niagara Mohawk Power Corp.†	3.508%		10/1/2024	2,337,000	2,319,693
NRG Energy, Inc.†	3.75%		6/15/2024	4,197,000	4,164,207
OGE Energy Corp.	0.703%		5/26/2023	2,295,000	2,242,955
Pacific Gas and Electric Co.	1.367%		3/10/2023	2,926,000	2,859,491
Pacific Gas and Electric Co.	3.15%		1/1/2026	4,374,729	4,120,920
Puget Energy, Inc.	3.65%		5/15/2025	4,587,000	4,553,372
Southern Co. (The)	5.113%		8/1/2027	3,494,000	3,593,084
Trans-Allegheny Interstate Line Co.†	3.85%		6/1/2025	2,520,000	2,513,297
TransAlta Corp. (Canada)(b)	4.50%		11/15/2022	1,861,000	1,866,940
Vistra Operations Co. LLC†	3.55%		7/15/2024	3,863,000	3,792,446
Vistra Operations Co. LLC	4.875%		5/13/2024	4,211,000	4,232,771
Total					114,487,121

Energy-Alternate Sources 0.13%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%		1/15/2026	3,935,000	3,944,523
Greenko Dutch BV (Netherlands)†(b)	3.85%		3/29/2026	599,460	551,575
Greenko Mauritius Ltd. (India)†(b)	6.25%		2/21/2023	695,000	699,552
Total					5,195,650

Engineering & Construction 0.02%
Fluor Corp.	3.50%		12/15/2024	877,000	864,108

190	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Entertainment 0.61%
Caesars Entertainment, Inc.†	6.25%		7/1/2025	$4,355,000	$4,416,928
Caesars Entertainment, Inc.†	8.125%		7/1/2027	4,535,000	4,620,938
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.50%		5/1/2025	3,829,000	3,891,968
International Game Technology plc†	6.50%		2/15/2025	404,000	415,603
Live Nation Entertainment, Inc.†	4.875%		11/1/2024	3,644,000	3,618,875
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc.†	8.50%		11/15/2027	1,350,000	1,466,437
Scientific Games International, Inc.†	8.625%		7/1/2025	2,552,000	2,696,418
SeaWorld Parks & Entertainment, Inc.†	8.75%		5/1/2025	3,535,000	3,680,518
Total					24,807,685

Food 0.20%
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(b)	5.625%		8/15/2026	1,461,000	1,295,322
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%		2/15/2028	3,710,000	3,833,959
Pilgrim’s Pride Corp.†	5.875%		9/30/2027	1,366,000	1,400,109
US Foods, Inc.†	6.25%		4/15/2025	1,553,000	1,601,485
Total					8,130,875

Food Service 0.06%
Aramark Services, Inc.†	5.00%		4/1/2025	2,413,000	2,413,977

Forest Products & Paper 0.05%
Suzano Austria GmbH (Brazil)†(b)	5.75%		7/14/2026	984,000	1,036,772
West Fraser Timber Co., Ltd. (Canada)†(b)	4.35%		10/15/2024	871,000	877,112
Total					1,913,884

Gas 0.70%
Atmos Energy Corp.	0.625%		3/9/2023	10,302,000	10,175,597
Atmos Energy Corp.	1.023% (3 Mo. LIBOR + .38%	)#	3/9/2023	3,053,000	3,051,622
CenterPoint Energy Resources Corp.	2.111% (3 Mo. LIBOR + .50%	)#	3/2/2023	1,612,000	1,608,091
Centrica plc (United Kingdom)†(b)	4.00%		10/16/2023	2,450,000	2,463,607
National Fuel Gas Co.	5.50%		1/15/2026	1,183,000	1,222,581
ONE Gas, Inc.	1.10%		3/11/2024	6,389,000	6,125,996
ONE Gas, Inc.	1.355% (3 Mo. LIBOR + .61%	)#	3/11/2023	3,551,000	3,543,698
Total					28,191,192

Health Care-Services 0.30%
Centene Corp.	4.25%		12/15/2027	3,253,000	3,241,663
HCA, Inc.	5.00%		3/15/2024	2,724,000	2,795,227

See Notes to Financial Statements.	191

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services (continued)
HCA, Inc.	5.25%	4/15/2025	$3,416,000	$3,546,023
HCA, Inc.	8.36%	4/15/2024	275,000	295,203
Legacy LifePoint Health LLC†	6.75%	4/15/2025	1,997,000	2,039,526
Total				11,917,642

Home Builders 0.32%
Lennar Corp.	4.50%	4/30/2024	1,610,000	1,632,273
Lennar Corp.	4.75%	11/15/2022	813,000	817,659
Lennar Corp.	4.875%	12/15/2023	66,000	67,212
Lennar Corp.	5.875%	11/15/2024	4,800,000	4,995,939
PulteGroup, Inc.	5.50%	3/1/2026	793,000	829,093
Toll Brothers Finance Corp.	4.375%	4/15/2023	615,000	616,540
Toll Brothers Finance Corp.	4.875%	11/15/2025	3,897,000	3,938,645
Total				12,897,361

Housewares 0.10%
Newell Brands, Inc.	4.10%	4/1/2023	926,000	926,158
Newell Brands, Inc.	4.45%	4/1/2026	3,202,000	3,192,762
Total				4,118,920

Insurance 0.65%
Aon Corp.	8.205%	1/1/2027	1,183,000	1,318,041
CNO Financial Group, Inc.	5.25%	5/30/2025	2,103,000	2,168,316
CNO Global Funding †	1.75%	10/7/2026	1,313,000	1,190,931
F&G Global Funding†	0.90%	9/20/2024	1,368,000	1,278,668
F&G Global Funding†	1.75%	6/30/2026	1,080,000	981,172
F&G Global Funding†	2.30%	4/11/2027	3,750,000	3,434,138
GA Global Funding Trust†	0.80%	9/13/2024	1,032,000	961,267
GA Global Funding Trust†	3.85%	4/11/2025	3,993,000	3,968,582
HUB International Ltd.†	7.00%	5/1/2026	3,842,000	3,886,644
Jackson National Life Global Funding†	1.75%	1/12/2025	1,966,000	1,873,764
Kemper Corp.	4.35%	2/15/2025	2,101,000	2,111,250
Peachtree Corners Funding Trust†	3.976%	2/15/2025	442,000	444,225
USI, Inc.†	6.875%	5/1/2025	2,834,000	2,792,884
Total				26,409,882

Internet 0.99%
Baidu, Inc. (China)(b)	3.075%	4/7/2025	200,000	196,556
Baidu, Inc. (China)(b)	3.875%	9/29/2023	2,248,000	2,267,949
Baidu, Inc. (China)(b)	4.375%	5/14/2024	3,200,000	3,253,764

192	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Internet (continued)
Expedia Group, Inc.†	6.25%	5/1/2025	$4,611,000	$4,819,908
Netflix, Inc.†	3.625%	6/15/2025	1,025,000	1,008,277
Netflix, Inc.	4.375%	11/15/2026	8,329,000	8,320,005
Netflix, Inc.	5.875%	2/15/2025	8,000,000	8,360,240
Prosus N.V. (Netherlands)†(b)	3.257%	1/19/2027	4,000,000	3,568,321
VeriSign, Inc.	4.75%	7/15/2027	6,452,000	6,447,832
VeriSign, Inc.	5.25%	4/1/2025	646,000	670,371
Weibo Corp. (China)(b)	3.50%	7/5/2024	1,000,000	982,235
Total				39,895,458

Iron-Steel 0.26%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(b)	8.75%	7/15/2026	3,730,000	3,359,294
CSN Resources SA (Brazil)†(b)	7.625%	4/17/2026	1,129,000	1,167,832
POSCO (South Korea)†(b)	2.375%	11/12/2022	450,000	449,323
Steel Dynamics, Inc.	5.00%	12/15/2026	1,801,000	1,828,589
Vale Overseas Ltd. (Brazil)(b)	6.25%	8/10/2026	3,436,000	3,700,297
Total				10,505,335

Leisure Time 0.36%
Carnival Corp.†	9.875%	8/1/2027	3,377,000	3,585,952
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	10,082,000	10,946,582
Total				14,532,534

Lodging 0.43%
Hyatt Hotels Corp.	1.30%	10/1/2023	4,899,000	4,784,444
Hyatt Hotels Corp.	1.80%	10/1/2024	3,213,000	3,079,294
MGM Resorts International	5.75%	6/15/2025	2,573,000	2,566,400
MGM Resorts International	6.75%	5/1/2025	550,000	560,131
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	4.25%	5/30/2023	965,000	951,442
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	5,669,259	5,540,709
Total				17,482,420

Machinery-Diversified 0.20%
CNH Industrial N.V. (United Kingdom)(b)	4.50%	8/15/2023	767,000	778,070
Granite US Holdings Corp.†	11.00%	10/1/2027	3,356,000	3,265,774
Westinghouse Air Brake Technologies Corp.	4.375%	8/15/2023	1,937,000	1,952,557
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024	2,004,000	2,029,607
Total				8,026,008

See Notes to Financial Statements.	193

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Media 0.14%
FactSet Research Systems, Inc.	2.90%	3/1/2027	$2,005,000	$1,907,616
Univision Communications, Inc.†	5.125%	2/15/2025	2,802,000	2,770,534
Univision Communications, Inc.†	9.50%	5/1/2025	1,001,000	1,043,449
Total				5,721,599

Mining 1.73%
Alcoa Nederland Holding BV (Netherlands)†(b)	5.50%	12/15/2027	3,757,000	3,786,530
Alcoa Nederland Holding BV (Netherlands)†(b)	6.125%	5/15/2028	3,513,000	3,573,150
Anglo American Capital plc (United Kingdom)†(b)	3.625%	9/11/2024	4,500,000	4,491,486
Anglo American Capital plc (United Kingdom)†(b)	4.125%	9/27/2022	2,113,000	2,121,073
Anglo American Capital plc (United Kingdom)†(b)	4.875%	5/14/2025	1,542,000	1,579,584
Arconic Corp.†	6.00%	5/15/2025	1,129,000	1,157,225
First Quantum Minerals Ltd. (Canada)†(b)	7.25%	4/1/2023	2,100,000	2,104,728
First Quantum Minerals Ltd. (Canada)†(b)	7.50%	4/1/2025	3,448,000	3,480,989
FMG Resources August 2006 Pty Ltd. (Australia)†(b)	5.125%	5/15/2024	2,737,000	2,792,411
Freeport Indonesia PT (Indonesia)†(b)	4.763%	4/14/2027	2,132,000	2,147,990
Freeport-McMoRan, Inc.	4.125%	3/1/2028	177,000	170,198
Freeport-McMoRan, Inc.	4.375%	8/1/2028	467,000	452,084
Freeport-McMoRan, Inc.	4.55%	11/14/2024	858,000	874,862
Freeport-McMoRan, Inc.	5.00%	9/1/2027	8,195,000	8,337,470
Glencore Finance Canada Ltd. (Canada)†(b)	4.25%	10/25/2022	3,749,000	3,770,813
Glencore Funding LLC†	1.625%	4/27/2026	670,000	607,898
Glencore Funding LLC†	4.00%	4/16/2025	1,567,000	1,565,812
Glencore Funding LLC†	4.00%	3/27/2027	5,273,000	5,183,572
Glencore Funding LLC†	4.125%	5/30/2023	4,134,000	4,176,828
Glencore Funding LLC†	4.125%	3/12/2024	4,797,000	4,834,275
Glencore Funding LLC†	4.625%	4/29/2024	10,553,000	10,712,918
Kinross Gold Corp. (Canada)(b)	5.95%	3/15/2024	1,963,000	2,035,422
Total				69,957,318

Miscellaneous Manufacturing 0.09%
Gates Global LLC/Gates Corp.†	6.25%	1/15/2026	3,749,000	3,666,953

Oil & Gas 4.02%
Callon Petroleum Co.	6.125%	10/1/2024	2,000,000	1,995,600
Callon Petroleum Co.†	9.00%	4/1/2025	4,555,000	4,836,704
Cenovus Energy, Inc. (Canada)(b)	5.375%	7/15/2025	2,194,000	2,292,560
CNX Resources Corp.†	7.25%	3/14/2027	1,833,000	1,920,617
Continental Resources, Inc.†	2.268%	11/15/2026	3,108,000	2,855,584
Continental Resources, Inc.	3.80%	6/1/2024	10,168,000	10,242,125

194	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Continental Resources, Inc.	4.50%	4/15/2023	$4,718,000	$4,782,165
Coterra Energy, Inc.†	4.375%	6/1/2024	1,878,000	1,900,076
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	9,117,000	9,199,235
Devon Energy Corp.	5.25%	9/15/2024	2,711,000	2,800,962
Devon Energy Corp.	5.25%	10/15/2027	5,729,000	5,819,374
Devon Energy Corp.	5.875%	6/15/2028	7,055,000	7,356,648
Devon Energy Corp.	8.25%	8/1/2023	5,532,000	5,817,100
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	1,250,000	1,276,331
Endeavor Energy Resources LP/EER Finance, Inc.†	6.625%	7/15/2025	3,389,000	3,511,529
Eni SpA (Italy)†(b)	4.00%	9/12/2023	660,000	666,472
EQT Corp.†	3.125%	5/15/2026	3,925,000	3,710,204
EQT Corp.	3.90%	10/1/2027	3,997,000	3,858,344
EQT Corp.	6.625%	2/1/2025	7,455,000	7,782,871
Hess Corp.	3.50%	7/15/2024	1,046,000	1,042,520
Laredo Petroleum, Inc.	9.50%	1/15/2025	5,901,000	6,127,657
Lundin Energy Finance BV (Netherlands)†(b)	2.00%	7/15/2026	6,429,000	5,856,076
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	4,859,000	4,805,138
Matador Resources Co.	5.875%	9/15/2026	8,071,000	8,161,557
Murphy Oil Corp.(c)	6.875%	8/15/2024	61,000	61,641
Oasis Petroleum, Inc.†	6.375%	6/1/2026	2,678,000	2,696,291
Occidental Petroleum Corp.	5.55%	3/15/2026	6,847,000	7,140,052
Occidental Petroleum Corp.	6.95%	7/1/2024	3,243,000	3,444,763
OGX Austria GmbH (Brazil)†(b)(d)	8.50%	6/1/2018	225,000	4
Ovintiv Exploration, Inc.	5.625%	7/1/2024	7,421,000	7,810,322
Parsley Energy LLC/Parsley Finance Corp.†	4.125%	2/15/2028	1,930,000	1,840,308
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	3,081,000	3,043,476
PDC Energy, Inc.	5.75%	5/15/2026	3,443,000	3,461,747
PDC Energy, Inc.	6.125%	9/15/2024	241,000	242,739
Petroleos Mexicanos (Mexico)(b)	6.875%	8/4/2026	5,338,000	5,288,810
Range Resources Corp.	5.00%	3/15/2023	4,073,000	4,087,317
SM Energy Co.†	10.00%	1/15/2025	3,464,000	3,740,081
Suncor Energy, Inc. (Canada)(b)	7.875%	6/15/2026	3,259,000	3,715,076
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(b)	2.625%	8/15/2025	3,500,000	3,090,500
Valero Energy Corp.	2.85%	4/15/2025	115,000	112,776
Viper Energy Partners LP†	5.375%	11/1/2027	4,207,000	4,195,278
Total				162,588,630

See Notes to Financial Statements.	195

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas Services 0.07%
Oceaneering International, Inc.	4.65%		11/15/2024	$2,076,000	$2,043,220
Weatherford International Ltd.†	11.00%		12/1/2024	790,000	806,985
Total					2,850,205

Pharmaceuticals 0.31%
Bayer US Finance II LLC†	1.836% (3 Mo. LIBOR + 1.01%	)#	12/15/2023	1,325,000	1,328,996
Bayer US Finance II LLC†	3.375%		7/15/2024	3,000,000	2,978,380
Bayer US Finance II LLC†	3.875%		12/15/2023	4,207,000	4,242,846
Bayer US Finance II LLC†	4.25%		12/15/2025	3,750,000	3,786,645
Total					12,336,867

Pipelines 1.38%
Buckeye Partners LP	3.95%		12/1/2026	3,836,000	3,683,711
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	10,180,000	10,597,071
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024	5,100,000	5,356,140
Energy Transfer Operating LP	5.875%		1/15/2024	919,000	946,767
NOVA Gas Transmission Ltd. (Canada)(b)	7.875%		4/1/2023	3,500,000	3,627,276
ONEOK, Inc.	7.50%		9/1/2023	672,000	702,949
Plains All American Pipeline LP/PAA Finance Corp.	3.85%		10/15/2023	2,036,000	2,043,564
Plains All American Pipeline LP/PAA Finance Corp.	4.65%		10/15/2025	2,491,000	2,524,115
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	5,665,000	5,760,668
Sabine Pass Liquefaction LLC	5.75%		5/15/2024	3,218,000	3,325,968
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	8,000,000	8,458,460
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%		7/15/2027	5,879,000	6,113,690
Texas Eastern Transmission LP†	2.80%		10/15/2022	223,000	223,041
Western Midstream Operating LP	2.621% (3 Mo. LIBOR + 1.85%	)#	1/13/2023	493,000	488,607
Western Midstream Operating LP	3.95%		6/1/2025	1,800,000	1,768,617
Total					55,620,644

REITS 1.46%
American Campus Communities Operating Partnership LP	3.30%		7/15/2026	1,454,000	1,436,187
American Tower Corp.	3.65%		3/15/2027	3,421,000	3,331,250
EPR Properties	4.50%		4/1/2025	1,620,000	1,608,758
EPR Properties	4.50%		6/1/2027	5,750,000	5,515,199
EPR Properties	4.75%		12/15/2026	4,125,000	4,041,928
GLP Capital LP/GLP Financing II, Inc.	5.25%		6/1/2025	1,275,000	1,276,932
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026	789,000	731,048
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%		4/15/2025	1,965,000	1,995,624

196	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
REITS (continued)
iStar, Inc.	5.50%		2/15/2026	$4,428,000	$4,457,092
Kite Realty Group Trust	4.00%		3/15/2025	1,755,000	1,742,628
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%		10/1/2025	2,519,000	2,416,817
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	7.50%		6/1/2025	3,916,000	4,067,328
SL Green Realty Corp.	4.50%		12/1/2022	1,530,000	1,535,988
Starwood Property Trust, Inc.†	3.75%		12/31/2024	4,227,000	4,081,993
VICI Properties LP/VICI Note Co., Inc.†	3.50%		2/15/2025	6,577,000	6,305,238
VICI Properties LP/VICI Note Co., Inc.†	3.75%		2/15/2027	2,599,000	2,422,268
VICI Properties LP/VICI Note Co., Inc.†	5.625%		5/1/2024	1,952,000	1,975,765
Vornado Realty LP	2.15%		6/1/2026	1,231,000	1,124,297
Vornado Realty LP	3.50%		1/15/2025	3,565,000	3,520,251
WEA Finance LLC/Westfield UK & Europe Finance plc†	3.75%		9/17/2024	5,314,000	5,230,823
Total					58,817,414

Retail 0.12%
Arcos Dorados Holdings, Inc. (Uruguay)†(b)	5.875%		4/4/2027	726,000	721,785
Guitar Center, Inc.†	8.50%		1/15/2026	809,000	739,854
Specialty Building Products Holdings LLC/SBP Finance Corp.†	6.375%		9/30/2026	3,843,000	3,553,142
Total					5,014,781

Savings & Loans 0.03%
Nationwide Building Society (United Kingdom)†(b)	3.766% (3 Mo. LIBOR + 1.06%	)#	3/8/2024	1,361,000	1,363,199

Semiconductors 0.38%
Microchip Technology, Inc.	0.972%		2/15/2024	4,530,000	4,343,891
Microchip Technology, Inc.	2.67%		9/1/2023	1,525,000	1,514,575
Microchip Technology, Inc.	4.25%		9/1/2025	2,845,000	2,832,960
Microchip Technology, Inc.	4.333%		6/1/2023	4,111,000	4,160,145
Qorvo, Inc.†	1.75%		12/15/2024	1,840,000	1,753,851
SK Hynix, Inc. (South Korea)†(b)	1.00%		1/19/2024	465,000	446,530
SK Hynix, Inc. (South Korea)†(b)	1.50%		1/19/2026	316,000	288,152
Total					15,340,104

Software 0.22%
Boxer Parent Co., Inc.†	9.125%		3/1/2026	708,000	690,927
Oracle Corp.	2.50%		4/1/2025	3,355,000	3,236,815

See Notes to Financial Statements.	197

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Software (continued)
Oracle Corp.	2.65%		7/15/2026	$1,100,000	$1,032,774
Take-Two Interactive Software, Inc.	3.30%		3/28/2024	2,384,000	2,381,952
Take-Two Interactive Software, Inc.	3.55%		4/14/2025	1,621,000	1,612,535
Total					8,955,003

Telecommunications 0.30%
Altice France SA (France)†(b)	8.125%		2/1/2027	8,325,000	8,351,390
DKT Finance ApS (Denmark)†(b)	9.375%		6/17/2023	4,000,000	3,950,000
Total					12,301,390

Toys/Games/Hobbies 0.09%
Mattel, Inc.	3.15%		3/15/2023	1,250,000	1,244,612
Mattel, Inc.†	3.375%		4/1/2026	267,000	259,631
Mattel, Inc.†	5.875%		12/15/2027	2,012,000	2,051,727
Total					3,555,970

Transportation 0.04%
Pelabuhan Indonesia III Persero PT (Indonesia)†(b)	4.50%		5/2/2023	1,220,000	1,230,913
XPO Logistics, Inc.†	6.25%		5/1/2025	339,000	350,114
Total					1,581,027

Trucking & Leasing 0.08%
Fortress Transportation and Infrastructure Investors LLC†	6.50%		10/1/2025	3,500,000	3,427,392

Water 0.07%
Aquarion Co.†	4.00%		8/15/2024	2,955,000	2,956,551
Total Corporate Bonds (cost $1,706,240,650)					1,643,303,395

FLOATING RATE LOANS(e) 7.31%

Advertising 0.15%
ABG Intermediate Holdings 2 LLC 2021 Term Loan B	4.31% (1 Mo. LIBOR + 3.25%	)	9/27/2024	6,284,164	6,178,119

Aerospace 0.02%
AAdvantage Loyalty IP Ltd. 2021 Term Loan (Cayman Islands)(b)	5.813% (3 Mo. LIBOR + 4.75%	)	4/20/2028	820,313	819,903

Aerospace/Defense 0.09%
TransDigm, Inc. 2020 Term Loan F	3.31% (1 Mo. LIBOR + 2.25%	)	12/9/2025	3,825,541	3,735,430

198	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Airlines 0.01%
American Airlines, Inc. 2017 Incremental Term Loan	2.84% (6 Mo. LIBOR + 2.00%	)	12/15/2023	$278,754	$274,015
American Airlines, Inc. 2018 Term Loan B	2.773% (1 Mo. LIBOR + 1.75%	)	6/27/2025	378,918	349,198
Total					623,213

Auto Parts & Equipment 0.12%
Tenneco, Inc. 1st Lien Term Loan A	3.06% (1 Mo. LIBOR + 2.00%	)	9/29/2023	4,993,939	4,825,394

Automobile Manufacturers 0.15%
Ford Motor Company Unsecured Term Loan	2.68% (1 Mo. LIBOR + 1.75%	)	12/31/2022	6,194,154	6,167,055

Chemicals 0.22%
Axalta Coating Systems US Holdings Inc. USD Term Loan B3	2.756% (3 Mo. LIBOR + 1.75%	)	6/1/2024	5,847,404	5,741,420
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	2.585% (3 Mo. LIBOR + 1.25%	)	1/17/2023	495,689	495,069
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	2.96% (3 Mo. LIBOR + 1.63%	)	1/17/2025	2,877,883	2,874,286
Total					9,110,775

Commercial Services 0.50%
Global Payments Inc. 2019 Term Loan	2.435% (1 Mo. LIBOR + 1.38%	)	7/9/2024	2,494,849	2,488,612
IRI Holdings, Inc. 2018 1st Lien Term Loan	5.31% (1 Mo. LIBOR + 4.25%	)	12/1/2025	5,512,935	5,480,546
Moneygram International, Inc 2021 Term Loan B	4.952% (6 Mo. LIBOR + 4.50%	)	7/21/2026	9,316,766	9,171,984
Syniverse Holdings, Inc. 2022 Term Loan	8.286% (3 Mo. SOFR + 7.00%	)	5/13/2027	3,375,000	3,054,375
Total					20,195,517

Diversified Financial Services 0.41%
Avolon TLB Borrower 1 (US) LLC 2021 Term Loan B5	3.177% (1 Mo. LIBOR + 2.25%	)	12/1/2027	1,524,309	1,475,721
Avolon TLB Borrower 1 (US) LLC Term Loan B3	2.677% (1 Mo. LIBOR + 1.75%	)	1/15/2025	4,696,455	4,557,510
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(b)	2.756% (3 Mo. LIBOR + 1.75%	)	10/6/2023	10,432,751	10,365,929
Total					16,399,160

See Notes to Financial Statements.	199

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Entertainment 0.29%
Churchill Downs Incorporated 2017 Term Loan B	3.06% (1 Mo. LIBOR + 2.00%	)	12/27/2024	$11,871,869	$11,599,173

Environmental Control 0.05%
Filtration Group Corporation 2018 1st Lien Term Loan	4.06% (1 Mo. LIBOR + 3.00%	)	3/29/2025	2,048,443	1,973,429

Financial 0.24%
Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B	3.81% (1 Mo. LIBOR + 2.75%	)	8/21/2025	3,804,854	3,703,797
Trans Union, LLC 2019 Term Loan B5	2.81% (1 Mo. LIBOR + 1.75%	)	11/16/2026	6,054,096	5,883,279
Total					9,587,076

Food 0.14%
JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)(b)	2.804% (6 Mo. LIBOR + 2.00%	)	5/1/2026	5,893,287	5,803,975

Food/Tobacco 0.30%
Panera Bread Company Term Loan A	3.313% (1 Mo. LIBOR + 2.25%	)	7/18/2022	12,384,340	12,291,457

Gaming/Leisure 0.14%
Caesars Resort Collection, LLC 2017 1st Lien Term Loan B	3.81% (1 Mo. LIBOR + 2.75%	)	12/23/2024	5,595,923	5,502,555

Government 0.03%
Seminole Tribe of Florida 2018 Term Loan B	2.81% (1 Mo. LIBOR + 1.75%	)	7/8/2024	1,061,038	1,062,762

Health Care Services 0.42%
DaVita, Inc. 2020 Term Loan B	2.81% (1 Mo. LIBOR + 1.75%	)	8/12/2026	8,065,279	7,823,361
Humana Inc. Delayed Draw Term Loan	2.31% (1 Mo. LIBOR + 1.25%	)	5/28/2024	1,722,914	1,711,069	(f)
Humana Inc. Term Loan	2.273% (1 Mo. SOFR + 1.13%	)	10/30/2023	7,320,296	7,269,969	(f)
Total					16,804,399

Healthcare 0.18%
Change Healthcare Holdings LLC 2017 Term Loan B	3.56% (1 Mo. LIBOR + 2.50%	)	3/1/2024	7,531,604	7,425,709

Information Technology 0.10%
Project Alpha Intermediate Holding, Inc. 2021 Term Loan B	5.06% (1 Mo. LIBOR + 4.00%	)	4/26/2024	1,894,875	1,862,899

200	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Information Technology (continued)
Tibco Software Inc. 2020 Term Loan B3	4.81% (1 Mo. LIBOR + 3.75%	)	6/30/2026	$2,023,933	$1,996,104
Total					3,859,003

Insurance 0.23%
Asurion LLC 2018 Term Loan B6	4.185% (1 Mo. LIBOR + 3.13%	)	11/3/2023	9,527,839	9,321,990

Leisure Time 0.16%
Carnival Corporation USD Term Loan B (Panama)(b)	3.75% (3 Mo. LIBOR + 3.00%	)	6/30/2025	2,757,459	2,666,986
Life Time Fitness Inc. 2021 Term Loan B	6.325% (3 Mo. LIBOR + 4.75%	)	12/16/2024	961,538	952,885
Royal Caribbean Cruises Ltd. 2017 Non-Extended Revolver (Liberia)(b)(g)	–	(h)	10/12/2022	3,000,000	2,932,500
Total					6,552,371

Lodging 0.43%
Four Seasons Hotels Limited New 1st Lien Term Loan (Canada)(b)	3.06% (1 Mo. LIBOR + 2.00%	)	11/30/2023	6,016,249	6,008,729
Hilton Worldwide Finance, LLC 2019 Term Loan B2	2.756% (1 Mo. LIBOR + 1.75%	)	6/22/2026	7,374,507	7,205,225
Resorts World Las Vegas LLC Term Loan A	–	(h)	4/16/2024	4,400,000	4,268,000
Total					17,481,954

Machinery: Diversified 0.18%
Welbilt, Inc. 2018 Term Loan B	3.56% (1 Mo. LIBOR + 2.50%	)	10/23/2025	7,413,551	7,296,157

Media 1.23%
Charter Communications Operating, LLC 2019 Term Loan B1	2.81% (1 Mo. LIBOR + 1.75%	)	4/30/2025	23,177,103	22,959,818
Nexstar Broadcasting, Inc. 2018 Term Loan A4	2.30% (1 Mo. LIBOR + 1.50%	)	10/26/2023	1,247,080	1,234,092
Nexstar Broadcasting, Inc. 2018 Term Loan B3	3.31% (1 Mo. LIBOR + 2.25%	)	1/17/2024	3,399,879	3,375,978
Nexstar Broadcasting, Inc. Term Loan A5	2.30% (1 Mo. LIBOR + 1.50%	)	9/19/2024	2,179,146	2,169,154
Nielsen Finance LLC USD Term Loan B4	2.875% (1 Mo. LIBOR + 2.00%	)	10/4/2023	14,772,745	14,734,041
Univision Communications Inc. Term Loan C5	3.81% (1 Mo. LIBOR + 2.75%	)	3/15/2024	5,432,210	5,375,633
Total					49,848,716

See Notes to Financial Statements.	201

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Personal & Household Products 0.10%
MND Holdings III Corp 2018 1st Lien Term Loan	4.506% (3 Mo. LIBOR + 3.50%	)	6/19/2024	$4,075,796	$4,011,277

Pipelines 0.11%
Buckeye Partners, L.P. 2021 Term Loan B	3.05% (1 Mo. LIBOR + 2.25%	)	11/1/2026	3,054,335	2,974,174
Cheniere Corpus Christi Holdings, LLC Delayed Draw Term Loan Tranche 2	2.81% (1 Mo. LIBOR + 1.75%	)	6/30/2024	1,401,537	1,398,474
Total					4,372,648

Real Estate Investment Trusts 0.44%
American Tower Corporation 2021 First Lien Delayed Draw Term loan	2.063% (1 Mo. LIBOR + 1.13%	)	12/8/2023	4,455,475	4,419,297	(f)
American Tower Corporation 2021 Term Loan	2.063% (1 Mo. LIBOR + 1.13%	)	12/7/2022	9,090,230	9,073,231	(f)
Crown Castle International Corporation 2016 Term Loan A	2.135% (1 Mo. LIBOR + 1.08%	)	6/18/2026	1,887,055	1,881,752
Invitation Homes Operating Partnership LP 2020 Term Loan A	1.928% (1 Mo. LIBOR + 1.00%	)	1/31/2025	2,245,570	2,245,570
Total					17,619,850

Semiconductors 0.11%
CMC Materials, Inc. 2019 Term Loan B1	3.063% (1 Mo. LIBOR + 2.00%	)	11/17/2025	4,526,243	4,490,418

Service 0.02%
APi Group DE, Inc. 2021 Incremental Term Loan B	3.81% (1 Mo. LIBOR + 2.75%	)	1/3/2029	861,699	845,542

Software 0.25%
Applied Systems, Inc. 2017 1st Lien Term Loan	3.50%-5.50% (Prime Rate + 2.00% (3 Mo. LIBOR + 3.00%	) )	9/19/2024	6,642,886	6,480,965
Vmware, Inc. 3 Year Term Loan	1.56% (1 Mo. LIBOR + .75%	)	11/1/2024	3,567,869	3,563,409
Total					10,044,374

Telecommunications 0.19%
CenturyLink, Inc. 2020 Term Loan A	3.06% (1 Mo. LIBOR + 2.00%	)	1/31/2025	7,887,796	7,725,110

202	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Transportation 0.30%
XPO Logistics, Inc. 2018 Term Loan B	2.553% (1 Mo. LIBOR + 1.75%	)	2/24/2025	$12,148,279	$11,950,869
Total Floating Rate Loans (cost $299,690,536)					295,525,380

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.11%

Indonesia 0.01%
Perusahaan Penerbit SBSN†	3.75%		3/1/2023	405,000	408,651

Kenya 0.06%
Republic of Kenya†	6.875%		6/24/2024	2,503,000	2,339,041

Morocco 0.04%
Morocco Government International Bond†	4.25%		12/11/2022	1,500,000	1,506,219

Romania 0.00%
Republic of Romania†	4.875%		1/22/2024	94,000	95,030
Total Foreign Government Obligations (cost $4,719,877)					4,348,941

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.01%
Federal Home Loan Mortgage Corp. K061 X1 IO	0.169%	#(i)	11/25/2026	14,687,357	109,428
Freddie Mac Multifamily Structured Pass Through Certificates Q001 XA IO	2.137%	#(i)	2/25/2032	1,279,276	119,356
Government National Mortgage Assoc. 2013-171 IO	0.564%	#(i)	6/16/2054	58,341	5,726	(a)
Government National Mortgage Assoc. 2013-193 IO	0.204%	#(i)	1/16/2055	36,031	2,976	(a)
Government National Mortgage Assoc. 2014-112 A	3.00%	#(i)	1/16/2048	145,633	139,423
Government National Mortgage Assoc. 2014-15 IO	0.585%	#(i)	8/16/2054	25,188	6,590	(a)
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	23,561	23,468
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $514,607)					406,967

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.05%
Federal Home Loan Mortgage Corp.	1.89% (12 Mo. LIBOR + 1.64%	)#	11/1/2043	178,949	182,107
Federal Home Loan Mortgage Corp.	2.078% (12 Mo. LIBOR + 1.71%	)#	4/1/2037	26,852	27,771
Federal Home Loan Mortgage Corp.	2.087% (12 Mo. LIBOR + 1.79%	)#	12/1/2036	73,553	76,354
Federal Home Loan Mortgage Corp.	2.097% (12 Mo. LIBOR + 1.66%	)#	2/1/2038	100,822	103,888
Federal Home Loan Mortgage Corp.	2.108% (12 Mo. LIBOR + 1.79%	)#	5/1/2036	24,599	25,429

See Notes to Financial Statements.	203

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	2.138% (12 Mo. LIBOR + 1.82%	)#	10/1/2038	$20,298	$21,088
Federal Home Loan Mortgage Corp.	2.207% (12 Mo. LIBOR + 1.96%	)#	2/1/2037	66,705	69,499	(a)
Federal Home Loan Mortgage Corp.	2.238% (12 Mo. LIBOR + 1.92%	)#	9/1/2036	75,649	78,625
Federal National Mortgage Assoc.	1.795% (12 Mo. LIBOR + 1.52%	)#	10/1/2035	77,684	80,342
Federal National Mortgage Assoc.	1.952% (12 Mo. LIBOR + 1.52%	)#	3/1/2039	48,743	50,234
Federal National Mortgage Assoc.	1.964% (12 Mo. LIBOR + 1.66%	)#	8/1/2038	12,017	12,396
Federal National Mortgage Assoc.	1.99% (12 Mo. LIBOR + 1.63%	)#	9/1/2038	55,243	57,288
Federal National Mortgage Assoc.	2.019% (12 Mo. LIBOR + 1.56%	)#	6/1/2038	60,690	62,233
Federal National Mortgage Assoc.	2.055% (12 Mo. LIBOR + 1.80%	)#	10/1/2040	16,270	16,899
Federal National Mortgage Assoc.	2.062% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	31,522	32,648
Federal National Mortgage Assoc.	2.076% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	67,177	69,583
Federal National Mortgage Assoc.	2.10% (12 Mo. LIBOR + 1.79%	)#	3/1/2042	302,782	313,259
Federal National Mortgage Assoc.	2.137% (12 Mo. LIBOR + 1.81%	)#	4/1/2040	31,548	32,626
Federal National Mortgage Assoc.	2.19% (12 Mo. LIBOR + 1.62%	)#	8/1/2037	6,394	6,598
Federal National Mortgage Assoc.	2.346% (1 Yr. Treasury CMT + 2.24%	)#	3/1/2038	3,818	3,942
Federal National Mortgage Assoc.	2.401% (1 Yr. Treasury CMT + 2.205%	)#	1/1/2038	40,946	42,661
Federal National Mortgage Assoc.	2.579% (12 Mo. LIBOR + 1.88%	)#	12/1/2038	26,137	27,276
Federal National Mortgage Assoc.	2.725% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	88,356	90,875
Federal National Mortgage Assoc.	2.747% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	271,491	279,248
Federal National Mortgage Assoc.	2.809% (12 Mo. LIBOR + 1.60%	)#	10/1/2045	65,262	67,344
Total Government Sponsored Enterprises Pass-Throughs (cost $1,842,756)					1,830,213

204	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
MUNICIPAL BONDS 0.06%

Miscellaneous
Louisiana Local Government Environmental Facilities & Community Development Authority	3.615%		2/1/2029	$1,732,000	$1,736,552
New York Transportation Development Corp.	1.61%		12/1/2022	110,000	109,457
State of Illinois	4.95%		6/1/2023	595,127	601,443
Total Municipal Bonds (cost $2,442,782)					2,447,452

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 16.62%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(i)	12/25/2059	137,931	134,933
Angel Oak Mortgage Trust 2020-6 A1†	1.261%	#(i)	5/25/2065	172,764	164,259
Angel Oak Mortgage Trust 2021-4 A1†	1.035%	#(i)	1/20/2065	2,190,352	1,989,150
Angel Oak Mortgage Trust 2021-6 A1†	1.458%	#(i)	9/25/2066	4,184,289	3,833,105
AOA Mortgage Trust 2021-1177 A†	1.749% (1 Mo. LIBOR + .87%	)#	10/15/2038	12,075,000	11,617,466
Atrium Hotel Portfolio Trust 2017-ATRM B†	2.375% (1 Mo. LIBOR + 1.50%	)#	12/15/2036	842,000	808,803
Atrium Hotel Portfolio Trust 2018-ATRM B†	2.305% (1 Mo. LIBOR + 1.43%	)#	6/15/2035	907,000	870,213
Atrium Hotel Portfolio Trust 2018-ATRM C†	2.525% (1 Mo. LIBOR + 1.65%	)#	6/15/2035	288,000	274,236
Bayview MSR Opportunity Master Fund Trust 2021-INV4 A11†	1.434% (1 Mo. SOFR + .85%	)#	10/25/2051	9,216,254	8,746,565
BBCMS Mortgage Trust 2018-TALL A†	1.597% (1 Mo. LIBOR + .72%	)#	3/15/2037	3,400,000	3,275,419
BBCMS Mortgage Trust 2018-TALL C†	1.996% (1 Mo. LIBOR + 1.12%	)#	3/15/2037	3,350,000	3,026,576
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	218,690	210,378
BBCMS Trust 2015-VFM X X IO†	0.33%	#(i)	3/12/2036	82,403,468	702,902
BBCMS Trust 2018-BXH A†	1.875% (1 Mo. LIBOR + 1.00%	)#	10/15/2037	1,492,237	1,443,050
BB-UBS Trust 2012-TFT B†	3.559%	#(i)	6/5/2030	2,149,000	2,031,447
BB-UBS Trust 2012-TFT C†	3.559%	#(i)	6/5/2030	3,000,000	2,641,946
BDS Ltd. 2021-FL8 A†	1.856% (1 Mo. LIBOR + .92%	)#	1/18/2036	4,204,467	4,104,611
Benchmark Mortgage Trust 2021 B23 A2	1.62%		2/15/2054	400,000	372,332
BFLD 2019-DPLO A†	1.965% (1 Mo. LIBOR + 1.09%	)#	10/15/2034	2,780,000	2,737,621
BFLD 2019-DPLO E†	3.115% (1 Mo. LIBOR + 2.24%	)#	10/15/2034	6,100,000	5,882,942
BHMS 2018-ATLS A†	2.125% (1 Mo. LIBOR + 1.25%	)#	7/15/2035	2,639,902	2,571,993
BHMS 2018-ATLS C†	2.775% (1 Mo. LIBOR + 1.90%	)#	7/15/2035	12,254,000	11,716,009
BHMS 2018-ATLS D†	3.125% (1 Mo. LIBOR + 2.25%	)#	7/15/2035	8,630,000	8,168,353
BWAY Mortgage Trust 2013-1515 XB IO†	0.403%	#(i)	3/10/2033	47,800,000	487,015
BWAY Mortgage Trust 2015-1740 C†	3.342%		1/10/2035	3,350,000	3,027,144	(a)

See Notes to Financial Statements.	205

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX 2021-MFM1 A†	1.575% (1 Mo. LIBOR + .70%	)#	1/15/2034	$140,000	$136,140
BX Commercial Mortgage Trust 2019-IMC A†	1.875% (1 Mo. LIBOR + 1.00%	)#	4/15/2034	5,880,895	5,764,806
BX Commercial Mortgage Trust 2019-IMC B†	2.175% (1 Mo. LIBOR + 1.30%	)#	4/15/2034	7,950,000	7,705,793
BX Commercial Mortgage Trust 2019-XL D†	2.325% (1 Mo. LIBOR + 1.45%	)#	10/15/2036	5,287,000	5,187,685
BX Commercial Mortgage Trust 2020-VKNG A†	1.805% (1 Mo. LIBOR + .93%	)#	10/15/2037	9,745,136	9,503,344
BX Commercial Mortgage Trust 2021-ACNT A†	1.725% (1 Mo. LIBOR + .85%	)#	11/15/2038	6,750,000	6,523,138
BX Commercial Mortgage Trust 2021-ACNT D†	2.725% (1 Mo. LIBOR + 1.85%	)#	11/15/2038	2,840,000	2,725,293
BX Commercial Mortgage Trust 2021-XL2 A†	1.564% (1 Mo. LIBOR + .69%	)#	10/15/2038	19,705,384	18,959,923
BX Trust 2017-SLCT F†	5.125% (1 Mo. LIBOR + 4.25%	)#	7/15/2034	1,938,850	1,890,177
BX Trust 2018-GW A†	1.675% (1 Mo. LIBOR + .80%	)#	5/15/2035	8,200,000	8,002,157
BX Trust 2021-ARIA E†	3.12% (1 Mo. LIBOR + 2.24%	)#	10/15/2036	10,070,000	9,510,752
BX Trust 2021-ARIA F†	3.469% (1 Mo. LIBOR + 2.59%	)#	10/15/2036	3,320,000	3,128,708
BX Trust 2021-RISE A†	1.623% (1 Mo. LIBOR + .75%	)#	11/15/2036	14,300,000	13,646,722
BX Trust 2022-LBA6 A†	1.782% (1 Mo. Term SOFR + 1.00%	)#	1/15/2039	19,970,000	19,307,469
BXHPP Trust 2021-FILM A†	1.525% (1 Mo. LIBOR + .65%	)#	8/15/2036	20,000,000	19,045,328
BXHPP Trust 2021-FILM B IO†	1.775% (1 Mo. LIBOR + .90%	)#	8/15/2036	6,380,000	6,022,071
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.624%	#(i)	5/10/2058	904,254	44,208
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.097%	#(i)	11/10/2049	2,621,541	100,221
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.672%	#(i)	12/10/2054	3,529,483	91,800
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	3,500,000	3,496,911
CHT Mortgage Trust 2017-CSMO B†	2.275% (1 Mo. LIBOR + 1.40%	)#	11/15/2036	7,746,000	7,618,172
CHT Mortgage Trust 2017-CSMO F†	4.616% (1 Mo. LIBOR + 3.74%	)#	11/15/2036	2,800,000	2,706,022
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.211%	#(i)	7/10/2047	3,452,000	15,076
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.341%	#(i)	6/10/2048	5,501,820	50,668
COLT Mortgage Loan Trust 2021-2 A1†	0.924%	#(i)	8/25/2066	6,051,769	5,392,240
Commercial Mortgage Pass-Through Certificates 2012-CR1 B	4.612%		5/15/2045	2,821,853	2,812,080

206	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	$617,000	$589,396
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.669%	#(i)	10/15/2045	3,758,996	5,260
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	69,301	68,855
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	1,080,000	1,030,064
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.156%	#(i)	3/10/2046	4,136,253	24,290
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.315%	#(i)	6/10/2046	10,920,990	21,711
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	82,773	81,992
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	104,658	103,794
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	0.938%	#(i)	8/10/2047	2,144,763	34,969
Commercial Mortgage Pass-Through Certificates 2016-CD1 XA IO	1.37%	#(i)	8/10/2049	802,474	34,635
Connecticut Avenue Securities Trust 2022-R01 1M2†	2.484% (1 Mo. SOFR + 1.90%	)#	12/25/2041	5,630,000	5,330,988
Credit Suisse Mortgage Capital Certificates 2016-NXSR XB IO	0.199%	#(i)	12/15/2049	20,135,000	193,441
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	125,133	123,699
Credit Suisse Mortgage Capital Certificates 2021-BHAR A†	2.025% (1 Mo. LIBOR + 1.15%	)#	11/15/2038	16,329,500	16,078,679
Credit Suisse Mortgage Capital Certificates Trust 2014-USA X1 IO†	0.54%	#(i)	9/15/2037	39,135,267	574,322
Credit Suisse Mortgage Capital Certificates Trust 2017-MOON B†	3.196%	#(i)	7/10/2034	200,000	199,668
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	1.825% (1 Mo. LIBOR + .95%	)#	12/15/2030	502,000	497,333
Credit Suisse Mortgage Capital Certificates Trust 2020-AFC1 A1†	2.24%	#(i)	2/25/2050	399,640	387,128
Credit Suisse Mortgage Capital Certificates Trust 2021-ADV A†	2.275% (1 Mo. LIBOR + 1.40%	)#	7/15/2038	6,130,000	5,905,631
Credit Suisse Mortgage Capital Certificates Trust 2021-AFC1 A1†	0.83%	#(i)	3/25/2056	579,754	556,235
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM1 A1†	0.809%	#(i)	5/25/2065	2,669,885	2,598,958

See Notes to Financial Statements.	207

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM3 A1†	1.015%	#(i)	4/25/2066	$946,702	$873,230
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM6 A1†	1.174%	#(i)	7/25/2066	5,738,406	5,266,281
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM7 A1†	1.756%	#(i)	10/25/2066	2,624,036	2,457,799
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM7 A3†	2.064%	#(i)	10/25/2066	984,683	921,907
Credit Suisse Mortgage Capital Certificates Trust 2022-NQM1 A1†	2.265%	#(i)	11/25/2066	5,027,758	4,524,853
CSAIL Commercial Mortgage Trust 2015-C2 XB IO†	0.118%	#(i)	6/15/2057	82,732,000	125,753
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	0.941%	#(i)	11/15/2049	4,198,324	129,988
CSMC 2021-NQM6 A2†	1.379%	#(i)	7/25/2066	3,757,387	3,445,420
DBGS Mortgage Trust 2018-5BP A†	1.67% (1 Mo. LIBOR + .80%	)#	6/15/2033	1,120,000	1,091,183
DBGS Mortgage Trust 2018-BIOD A†	1.645% (1 Mo. LIBOR + .80%	)#	5/15/2035	1,239,062	1,219,715
DBGS Mortgage Trust 2021-W52 A†	2.27% (1 Mo. LIBOR + 1.39%	)#	10/15/2036	4,750,000	4,774,280	(a)
DBGS Mortgage Trust 2021-W52 C†	3.175% (1 Mo. LIBOR + 2.30%	)#	10/15/2036	9,905,000	9,864,060	(a)
DBJPM Mortgage Trust 2016-C3 XA IO	1.442%	#(i)	8/10/2049	9,344,844	445,918
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	242,479	232,742
DBWF Mortgage Trust 2015-LCM XA IO†	0.423%	#(i)	6/10/2034	484,958	4,466
DBWF Mortgage Trust 2016-85T XA IO†	0.014%	#(i)	12/10/2036	61,529,000	134,133
DBWF Mortgage Trust 2018-GLKS A†	1.958% (1 Mo. LIBOR + 1.03%	)#	12/19/2030	2,988,731	2,919,373
Deephaven Residential Mortgage Trust 2021-3 A1†	1.194%	#(i)	8/25/2066	5,353,232	4,944,028
Ellington Financial Mortgage Trust 2021-1 A1†	0.797%	#(i)	2/25/2066	102,583	94,431
ELP Commercial Mortgage Trust 2021-ELP D†	2.394% (1 Mo. LIBOR + 1.52%	)#	11/15/2038	2,470,000	2,361,982
EQUS Mortgage Trust 2021-EQAZ B†	1.975% (1 Mo. LIBOR + 1.10%	)#	10/15/2038	2,640,000	2,536,618
EQUS Mortgage Trust 2021-EQAZ C†	2.225% (1 Mo. LIBOR + 1.35%	)#	10/15/2038	8,270,000	7,917,102
EQUS Mortgage Trust 2021-EQAZ D†	2.525% (1 Mo. LIBOR + 1.65%	)#	10/15/2038	3,970,000	3,782,105
Extended Stay America Trust 2021-ESH E†	3.725% (1 Mo. LIBOR + 2.85%	)#	7/15/2038	5,466,357	5,292,470
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	761,402	736,107
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	335,349	325,096
Freddie Mac STACR REMIC Trust 2021-DNA5 M2†	2.234% (1 Mo. SOFR + 1.65%	)#	1/25/2034	5,254,045	5,140,832

208	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac STACR REMIC Trust 2021-HQA3 M1†	1.434% (1 Mo. SOFR + .85%	)#	9/25/2041	$2,925,000	$2,833,755
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	1.535% (1 Mo. SOFR + .95%	)#	12/25/2041	12,480,000	12,114,317
Freddie Mac STACR REMIC Trust 2022-DNA1 M1B†	2.434% (1 Mo. SOFR + 1.85%	)#	1/25/2042	7,160,000	6,664,885
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	77,761	76,564
Great Wolf Trust 2019-WOLF B†	2.209% (1 Mo. LIBOR + 1.33%	)#	12/15/2036	10,000,000	9,653,476
Great Wolf Trust 2019-WOLF C†	2.508% (1 Mo. LIBOR + 1.63%	)#	12/15/2036	2,945,000	2,839,645
Great Wolf Trust 2019-WOLF E†	3.607% (1 Mo. LIBOR + 2.73%	)#	12/15/2036	2,620,000	2,460,914
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	1,300,000	1,301,880
GS Mortgage Securities Corp. II 2021-ARDN A†	2.125% (1 Mo. LIBOR + 1.25%	)#	11/15/2036	11,500,000	11,134,991
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	1,159,000	1,157,196
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	1,060,000	1,057,787
GS Mortgage Securities Corp. Trust 2017-SLP A†	3.419%		10/10/2032	1,300,000	1,299,215
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.825% (1 Mo. LIBOR + .95%	)#	7/15/2035	2,355,942	2,310,072
GS Mortgage Securities Corp. Trust 2019-70P B†	2.195% (1 Mo. LIBOR + 1.32%	)#	10/15/2036	1,245,442	1,199,032
GS Mortgage Securities Corp. Trust 2021-RENT B†	2.061% (1 Mo. LIBOR + 1.10%	)#	11/21/2035	15,856,709	15,484,274
GS Mortgage Securities Corp. Trust 2021-ROSS A†	2.025% (1 Mo. LIBOR + 1.15%	)#	5/15/2026	5,000,000	4,848,874
GS Mortgage Securities Corp. Trust 2021-ROSS H†	6.775% (1 Mo. LIBOR + 5.90%	)#	5/15/2026	560,000	531,792
GS Mortgage Securities Trust 2012-GCJ9 XA IO	1.885%	#(i)	11/10/2045	1,141,385	1,104
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#(i)	4/10/2031	2,584,025	2,563,674
GS Mortgage Securities Trust 2013-GC12 B	3.777%	#(i)	6/10/2046	3,450,000	3,435,517
GS Mortgage Securities Trust 2013-GC12 XA IO	1.386%	#(i)	6/10/2046	16,989,592	129,019
GS Mortgage Securities Trust 2015-GS1 XA IO	0.759%	#(i)	11/10/2048	1,028,781	23,391
HMH Trust 2017-NSS A†	3.062%		7/5/2031	974,000	975,003
HMH Trust 2017-NSS B†	3.343%		7/5/2031	629,000	626,473
HMH Trust 2017-NSS C†	3.787%		7/5/2031	469,000	466,923
HMH Trust 2017-NSS D†	4.723%		7/5/2031	618,000	615,655
HONO Mortgage Trust 2021-LULU A†	2.025% (1 Mo. LIBOR + 1.15%	)#	10/15/2036	13,950,000	13,540,316

See Notes to Financial Statements.	209

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Hudson Yards Mortgage Trust 2016-10HY A†	2.835%		8/10/2038	$6,310,000	$5,973,305
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	1,200,000	1,050,647
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(i)	8/5/2034	559,000	409,598
Hudsons Bay Simon JV Trust 2015-HBFL CFL†	3.632% (1 Mo. LIBOR + 2.80%	)#	8/5/2034	1,961,000	1,625,866
Irvine Core Office Trust 2013-IRV A2†	3.173%	#(i)	5/15/2048	1,532,000	1,525,982
JP Morgan Chase Commercial Mortgage Securities Trust 2020-MKST E†	3.125% (1 Mo. LIBOR + 2.25%	)#	12/15/2036	5,800,000	5,353,701
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	9,500,000	9,461,050
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON XA IO†	0.485%	#(i)	7/5/2031	129,394,000	625,077
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON XB IO†	0.154%	#(i)	7/5/2031	50,413,000	94,373
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#(i)	5/15/2045	98,077	97,956
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	5,539,545	4,487,032
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN B†	4.342%	#(i)	5/5/2030	1,254,000	855,855
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	0.926%	#(i)	12/15/2047	7,644,245	28,945
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.433%	#(i)	7/15/2045	4,118,655	11,762
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.223%	#(i)	4/15/2046	1,226,186	8,462
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	0.862%	#(i)	11/15/2047	2,384,219	35,181
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	5,000,000	2,842,500	(a)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376%	#(i)	6/10/2027	2,906,000	174
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034%	#(i)	6/10/2027	1,292,000	26
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.583%	#(i)	5/15/2048	1,455,890	20,240
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.59%	#(i)	12/15/2049	3,355,734	66,130
JPMorgan Chase Commercial Mortgage Securities Trust 2016-NINE A†	2.854%	#(i)	9/6/2038	4,340,000	4,061,306

210	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	1.008%	#(i)	9/15/2050	$7,915,703	$292,306
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	608,000	607,526
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.036%	#(i)	6/5/2032	452,000	451,555
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK X IO†	0.527%	#(i)	6/5/2032	32,692,000	327
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	2.325% (1 Mo. LIBOR + 1.45%	)#	4/15/2031	658,000	647,833
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	3.025% (1 Mo. LIBOR + 2.15%	)#	4/15/2031	449,000	441,938
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	3.425% (1 Mo. LIBOR + 2.55%	)#	4/15/2031	332,000	326,656
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	2.032% (1 Mo. LIBOR + 1.20%	)#	7/5/2033	901,105	895,960
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	4,760,000	4,734,798
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	2.732% (1 Mo. LIBOR + 1.90%	)#	7/5/2033	323,000	319,998
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT XBFX IO†	0.376%	#(i)	7/5/2033	95,152,000	356,820
KIND Trust 2021-KIND A†	1.825% (1 Mo. LIBOR + .95%	)#	8/15/2038	6,110,000	5,884,485
KKR Industrial Portfolio Trust 2021-KDIP A†	1.425% (1 Mo. LIBOR + .55%	)#	12/15/2037	198,826	190,904
Life 2021-BMR Mortgage Trust 2021-BMR A†	1.575% (1 Mo. LIBOR + .70%	)#	3/15/2038	5,308,039	5,090,663
Life Mortgage Trust 2022-BMR2 A1	2.095% (1 Mo. Term SOFR + 1.295%	)#	5/15/2039	8,920,000	8,759,111
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.764%	#(i)	3/10/2049	1,196,463	35,301
LSTAR Commercial Mortgage Trust 2016-4 XB XB IO†	0.633%	#(i)	3/10/2049	19,753,000	426,270
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	1,705,258	1,723,240
LUXE Trust 2021-TRIP C†	2.625% (1 Mo. LIBOR + 1.75%	)#	10/15/2038	1,000,000	955,247
MF1 Ltd. 2020-FL3 B†	4.646% (1 Mo. Term SOFR + 3.86%	)#	7/15/2035	2,305,000	2,310,759

See Notes to Financial Statements.	211

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	$2,090,000	$2,072,651
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 B	3.513%	#(i)	12/15/2048	1,000,000	995,431
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.557%	#(i)	7/15/2050	5,483,707	75,444
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 A4	3.325%		5/15/2049	1,000,000	981,852
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.287%	#(i)	11/15/2049	4,244,474	180,078
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	45,979	45,847
Morgan Stanley Capital I Trust 2014-150E A†	3.912%		9/9/2032	11,430,000	11,225,116
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.495%	#(i)	8/15/2049	3,947,623	176,863
Mortgage Repurchase Agreement Financing Trust Series 2021-S1 A1†	1.342% (1 Mo. LIBOR + .50%	)#	9/10/2022	9,500,000	9,509,500
Motel Trust 2021-MTL6 D†	2.975% (1 Mo. LIBOR + 2.10%	)#	9/15/2038	3,069,500	2,980,878
Motel Trust 2021-MTL6 E†	3.575% (1 Mo. LIBOR + 2.70%	)#	9/15/2038	3,605,000	3,485,627
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	226,785	220,818
MTN Commercial Mortgage Trust 2022-LPFL A†	2.179% (1 Mo. Term SOFR + 1.40%	)#	3/15/2039	10,200,000	10,060,532
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(i)	1/26/2060	139,541	134,054
NYO Commercial Mortgage Trust 2021-1290 A†	1.97% (1 Mo. LIBOR + 1.10%	)#	11/15/2038	10,340,000	9,967,478
One New York Plaza Trust 2020-1NYP A†	1.825% (1 Mo. LIBOR + .95%	)#	1/15/2036	5,000,000	4,877,948
One New York Plaza Trust 2020-1NYP AJ†	2.125% (1 Mo. LIBOR + 1.25%	)#	1/15/2036	3,250,000	3,173,916
One New York Plaza Trust 2020-1NYP B†	2.375% (1 Mo. LIBOR + 1.50%	)#	1/15/2036	1,990,000	1,943,781
PFP Ltd. 2019-6 A†	1.925% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	52,925	52,883
PFP Ltd. 2021-7 A†	1.725% (1 Mo. LIBOR + .85%	)#	4/14/2038	4,490,696	4,345,394
RBS Commercial Funding, Inc. Trust 2013-GSP A†	3.834%	#(i)	1/15/2032	592,000	588,403
Ready Capital Mortgage Financing LLC 2021-FL6 A†	1.956% (1 Mo. LIBOR + .95%	)#	7/25/2036	6,200,000	6,012,063
Ready Capital Mortgage Financing LLC 2022-FL8 A†	2.252% (1 Mo. SOFR + 1.65%	)#	1/25/2037	10,000,000	9,688,071
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	433,996	420,361

212	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	$489,254	$474,247
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(i)	1/26/2060	98,051	96,510
SFO Commercial Mortgage Trust 2021-555 A†	2.025% (1 Mo. LIBOR + 1.15%	)#	5/15/2038	1,750,000	1,693,000
SLIDE 2018-FUN A†	2.025% (1 Mo. LIBOR + 1.15%	)#	6/15/2031	3,176,953	3,146,630
SLIDE 2018-FUN B†	2.375% (1 Mo. LIBOR + 1.50%	)#	6/15/2031	317,879	314,087
SLIDE 2018-FUN C†	2.675% (1 Mo. LIBOR + 1.80%	)#	6/15/2031	249,893	245,698
SLIDE 2018-FUN D†	2.975% (1 Mo. LIBOR + 2.10%	)#	6/15/2031	7,396,660	7,181,955
SLIDE 2018-FUN XCP IO†	Zero Coupon	#(i)	12/15/2020	33,183,552	332
SMRT 2022-MINI A†	1.782% (1 Mo. Term SOFR + 1.00%	)#	1/15/2039	19,970,000	19,308,721
SREIT Trust 2021-MFP A†	1.606% (1 Mo. LIBOR + .73%	)#	11/15/2038	11,500,000	11,179,901
SREIT Trust 2021-MFP D†	2.453% (1 Mo. LIBOR + 1.58%	)#	11/15/2038	2,500,000	2,365,204
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(i)	2/25/2050	55,094	55,008
Starwood Mortgage Residential Trust 2021-2 A1†	0.943%	#(i)	5/25/2065	1,780,419	1,689,687
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	31,971	30,673
UBS-BAMLL Trust 2012-WRM A†	3.663%		6/10/2030	1,250,000	1,248,403
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	70,981	70,861
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649%	#(i)	3/10/2046	635,141	621,424
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	0.88%	#(i)	3/10/2046	8,187,449	18,550
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.082%	#(i)	4/10/2046	16,027,982	62,637
VASA Trust 2021-VASA B†	2.125% (1 Mo. LIBOR + 1.25%	)#	7/15/2039	6,000,000	5,739,953
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	119,769	118,144
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	198,820	191,708
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	182,893	175,453
Verus Securitization Trust 2021-1 A1†	0.815%	#(i)	1/25/2066	372,466	356,457
Verus Securitization Trust 2021-3 A1†	1.046%	#(i)	6/25/2066	2,831,328	2,637,311
Verus Securitization Trust 2021-5 A1†	1.013%	#(i)	9/25/2066	3,354,993	3,013,952
Verus Securitization Trust 2021-R2 A1†	0.918%	#(i)	2/25/2064	642,553	628,148
Verus Securitization Trust 2021-R3 A1†	1.02%	#(i)	4/25/2064	974,997	941,517
Waikiki Beach Hotel Trust 2019-WBM D†	2.905% (1 Mo. LIBOR + 2.03%	)#	12/15/2033	1,100,000	1,047,567
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.598%	#(i)	6/15/2048	3,284,575	50,182
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.012%	#(i)	6/15/2048	58,000,000	81,606

See Notes to Financial Statements.	213

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.719%	#(i)	8/15/2049	$1,639,265	$92,888
Wells Fargo Commercial Mortgage Trust 2016-C32 A4	3.56%		1/15/2059	1,000,000	989,402
Wells Fargo Commercial Mortgage Trust 2016-LC24 XB IO	0.981%	#(i)	10/15/2049	7,056,835	262,329
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	679,000	677,741
West Town Mall Trust 2017-KNOX C†	4.346%	#(i)	7/5/2030	500,000	498,385
West Town Mall Trust 2017-KNOX D†	4.346%	#(i)	7/5/2030	625,000	622,500
West Town Mall Trust 2017-KNOX X IO†	0.369%	#(i)	7/5/2030	33,383,912	334
WFRBS Commercial Mortgage Trust 2012-C7 XA†	0.879%	#(i)	6/15/2045	1,143,290	11
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.566%	#(i)	6/15/2045	300,000	297,673
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	1,166,000	1,163,936
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.172%	#(i)	5/15/2045	8,638,055	56,011
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.645%	#(i)	8/15/2047	15,000,000	193,049
Total Non-Agency Commercial Mortgage-Backed Securities (cost $701,795,658)					671,515,675

U.S. TREASURY OBLIGATIONS 4.98%
U.S. Treasury Inflation Indexed Bond(j)	0.125%		2/15/2052	33,035,200	28,148,039
U.S. Treasury Inflation Indexed Bond(j)	0.25%		2/15/2050	22,356,000	19,367,608
U.S. Treasury Inflation Indexed Note(j)	0.125%		7/15/2030	78,460,900	78,320,345
U.S. Treasury Inflation Indexed Note(j)	0.125%		1/15/2032	75,680,560	75,247,944
Total U.S. Treasury Obligations (cost $212,771,666)					201,083,936
Total Long-Term Investments (cost $3,890,246,936)					3,756,205,872

SHORT-TERM INVESTMENTS 2.56%

COMMERCIAL PAPER 0.40%

Auto Manufacturers 0.25%
General Motors Financial Co., Inc.	Zero Coupon		6/1/2022	10,117,000	10,117,000

Pipelines 0.15%
Energy Transfer Partners LP	Zero Coupon		6/1/2022	5,040,000	5,040,000
Energy Transfer Partners LP	Zero Coupon		6/1/2022	1,030,000	1,030,000
Total					6,070,000
Total Commercial Paper (cost $16,187,000)					16,187,000

214	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Investments	Principal Amount	Fair Value
REPURCHASE AGREEMENTS 2.16%
Repurchase Agreement dated 5/31/2022, 0.100% due 6/1/2022 with Fixed Income Clearing Corp. collateralized by $58,910,600 of U.S. Treasury Inflation Indexed Bond at 1.750% due 1/15/2028; value: $88,981,670; proceeds: $87,237,148 (cost $87,236,906)	$87,236,906	$87,236,906
Total Short-Term Investments (cost $103,423,906)		103,423,906
Total Investments in Securities 95.51% (cost $3,993,670,842)		3,859,629,778
Less Unfunded Loan Commitments (0.01%) (cost $349,071)(k)		(343,635)
Net Investments in Securities 95.50% (cost $3,993,321,771)		3,859,286,143
Other Assets and Liabilities-Net(l) 4.50%		181,981,345
Net Assets 100.00%		$4,041,267,488

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REIT	Real Estate Investment Trusts.
SOFR	Secured Over Night Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2022, the total value of Rule 144A securities was $2,225,277,694, which represents 55.10% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2022.
(a)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	Securities purchased on a when-issued basis (See Note 2(j)).
(d)	Defaulted (non-income producing security).
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2022.
(f)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	Security partially/fully unfunded. See Note (2(o)).
(h)	Interest rate to be determined.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(k)	See Note (2(o)).
(l)	Other Assets and Liabilities-Net include net unrealized appreciation/depreciation on futures contracts and swaps as follows:

See Notes to Financial Statements.	215

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Centrally Cleared Interest Rate Swap Contracts at May 31, 2022:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America(1)	0.173%	3-Month USD SOFR Index	10/21/2025	$165,637	$13,067
Bank of America(1)	0.049%	3-Month USD SOFR Index	10/21/2022	593,263	3,639
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts					$16,706

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America(1)	3-Month USD FedFunds Index	0.051%	10/21/2022	$593,263	$(3,740)
Bank of America(1)	3-Month USD FedFunds Index	0.184%	10/21/2025	165,637	(13,138)
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts					$(16,878)

(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at May 31, 2022:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Bank of America	0.760%	CPI Urban Consumer NSA	3/31/2025	$15,000,000	$2,679,975
Bank of America	0.903%	CPI Urban Consumer NSA	4/7/2025	15,000,000	2,580,974
Bank of America	1.756%	CPI Urban Consumer NSA	11/15/2024	10,000,000	1,311,458
Bank of America	1.888%	CPI Urban Consumer NSA	10/2/2029	5,000,000	832,367
Bank of America	1.918%	CPI Urban Consumer NSA	6/14/2029	10,000,000	1,561,296
Bank of America	1.935%	CPI Urban Consumer NSA	9/1/2029	5,000,000	834,327
Bank of America	1.953%	CPI Urban Consumer NSA	10/15/2029	7,000,000	1,120,593
Bank of America	1.964%	CPI Urban Consumer NSA	11/27/2029	5,000,000	791,785
Bank of America	1.976%	CPI Urban Consumer NSA	12/2/2028	10,000,000	1,502,230
Bank of America	1.980%	CPI Urban Consumer NSA	10/14/2029	5,000,000	789,031
Bank of America	2.085%	CPI Urban Consumer NSA	12/10/2028	10,000,000	1,417,416
Bank of America	2.107%	CPI Urban Consumer NSA	2/21/2031	5,000,000	744,120
Bank of America	2.112%	CPI Urban Consumer NSA	12/8/2029	5,000,000	725,925
Bank of America	2.113%	CPI Urban Consumer NSA	12/29/2027	5,000,000	671,667

216	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Bank of America	2.119%	CPI Urban Consumer NSA	2/11/2031	$15,000,000	$2,193,029
Bank of America	2.229%	CPI Urban Consumer NSA	1/6/2033	5,000,000	745,153
Bank of America	2.269%	CPI Urban Consumer NSA	10/30/2030	10,000,000	1,248,938
Bank of America	2.285%	CPI Urban Consumer NSA	5/31/2028	10,000,000	1,131,591
Bank of America	2.295%	CPI Urban Consumer NSA	1/15/2046	5,000,000	761,956
Bank of America	2.302%	CPI Urban Consumer NSA	1/11/2033	5,000,000	702,943
Bank of America	2.309%	CPI Urban Consumer NSA	1/19/2033	5,000,000	698,264
Bank of America	2.310%	CPI Urban Consumer NSA	6/1/2028	10,000,000	1,110,463
Bank of America	2.335%	CPI Urban Consumer NSA	11/17/2036	8,000,000	1,080,666
Bank of America	2.335%	CPI Urban Consumer NSA	11/21/2036	10,000,000	1,349,102
Bank of America	2.340%	CPI Urban Consumer NSA	3/23/2032	5,000,000	612,336
Bank of America	2.341%	CPI Urban Consumer NSA	8/27/2028	10,000,000	1,058,032
Bank of America	2.343%	CPI Urban Consumer NSA	9/11/2028	10,000,000	1,060,197
Bank of America	2.344%	CPI Urban Consumer NSA	3/15/2029	5,000,000	549,115
Bank of America	2.345%	CPI Urban Consumer NSA	8/14/2028	10,000,000	1,052,286
Bank of America	2.353%	CPI Urban Consumer NSA	6/6/2028	10,000,000	1,065,348
Bank of America	2.354%	CPI Urban Consumer NSA	3/6/2032	5,000,000	609,321
Bank of America	2.355%	CPI Urban Consumer NSA	3/8/2032	10,000,000	1,213,875
Bank of America	2.358%	CPI Urban Consumer NSA	7/25/2028	10,000,000	1,043,068
Bank of America	2.363%	CPI Urban Consumer NSA	3/21/2032	5,000,000	595,572
Bank of America	2.363%	CPI Urban Consumer NSA	1/23/2033	5,000,000	616,873
Bank of America	2.363%	CPI Urban Consumer NSA	1/25/2033	5,000,000	617,054
Bank of America	2.365%	CPI Urban Consumer NSA	1/30/2038	10,000,000	1,258,641
Bank of America	2.370%	CPI Urban Consumer NSA	4/18/2030	25,000,000	2,726,271
Bank of America	2.370%	CPI Urban Consumer NSA	2/28/2038	5,000,000	624,803

See Notes to Financial Statements.	217

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Bank of America	2.375%	CPI Urban Consumer NSA	8/9/2028	$10,000,000	$1,020,887
Bank of America	2.377%	CPI Urban Consumer NSA	7/21/2034	20,000,000	2,352,092
Bank of America	2.379%	CPI Urban Consumer NSA	9/21/2028	15,000,000	1,539,866
Bank of America	2.380%	CPI Urban Consumer NSA	7/6/2028	10,000,000	1,030,108
Bank of America	2.380%	CPI Urban Consumer NSA	7/17/2028	15,000,000	1,536,297
Bank of America	2.384%	CPI Urban Consumer NSA	10/1/2028	10,000,000	1,026,682
Bank of America	2.385%	CPI Urban Consumer NSA	8/6/2028	25,000,000	2,525,255
Bank of America	2.390%	CPI Urban Consumer NSA	6/14/2028	45,000,000	4,613,327
Bank of America	2.390%	CPI Urban Consumer NSA	8/3/2028	10,000,000	1,004,058
Bank of America	2.393%	CPI Urban Consumer NSA	5/11/2028	10,000,000	1,006,806
Bank of America	2.396%	CPI Urban Consumer NSA	10/9/2028	10,000,000	1,017,540
Bank of America	2.400%	CPI Urban Consumer NSA	4/26/2030	10,000,000	1,049,722
Bank of America	2.408%	CPI Urban Consumer NSA	5/21/2028	5,000,000	500,125
Bank of America	2.410%	CPI Urban Consumer NSA	3/15/2031	5,000,000	604,213
Bank of America	2.410%	CPI Urban Consumer NSA	4/12/2036	5,000,000	633,250
Bank of America	2.420%	CPI Urban Consumer NSA	9/27/2037	15,000,000	1,452,232
Bank of America	2.420%	CPI Urban Consumer NSA	4/23/2041	10,000,000	1,201,708
Bank of America	2.425%	CPI Urban Consumer NSA	3/16/2031	20,000,000	2,385,583
Bank of America	2.429%	CPI Urban Consumer NSA	7/27/2036	20,000,000	2,178,904
Bank of America	2.434%	CPI Urban Consumer NSA	3/23/2031	10,000,000	1,183,204
Bank of America	2.437%	CPI Urban Consumer NSA	9/7/2037	10,000,000	970,841
Bank of America	2.438%	CPI Urban Consumer NSA	2/10/2042	30,000,000	2,170,295
Bank of America	2.439%	CPI Urban Consumer NSA	4/13/2033	10,000,000	1,218,943
Bank of America	2.439%	CPI Urban Consumer NSA	8/17/2041	10,000,000	977,001
Bank of America	2.440%	CPI Urban Consumer NSA	3/18/2033	15,000,000	1,840,067

218	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Bank of America	2.443%	CPI Urban Consumer NSA	4/14/2033	$10,000,000	$1,214,269
Bank of America	2.443%	CPI Urban Consumer NSA	3/26/2036	10,000,000	1,227,488
Bank of America	2.446%	CPI Urban Consumer NSA	4/6/2041	5,000,000	583,272
Bank of America	2.453%	CPI Urban Consumer NSA	4/19/2036	10,000,000	1,199,797
Bank of America	2.457%	CPI Urban Consumer NSA	4/9/2031	10,000,000	1,153,616
Bank of America	2.459%	CPI Urban Consumer NSA	3/29/2033	10,000,000	1,201,522
Bank of America	2.463%	CPI Urban Consumer NSA	4/16/2031	10,000,000	1,143,241
Bank of America	2.463%	CPI Urban Consumer NSA	8/27/2033	20,000,000	1,937,090
Bank of America	2.468%	CPI Urban Consumer NSA	4/28/2031	10,000,000	1,130,697
Bank of America	2.468%	CPI Urban Consumer NSA	4/7/2033	10,000,000	1,188,559
Bank of America	2.470%	CPI Urban Consumer NSA	4/7/2033	10,000,000	1,186,216
Bank of America	2.474%	CPI Urban Consumer NSA	3/22/2031	10,000,000	1,144,875
Bank of America	2.475%	CPI Urban Consumer NSA	3/19/2031	10,000,000	1,142,420
Bank of America	2.475%	CPI Urban Consumer NSA	4/21/2036	20,000,000	2,329,422
Bank of America	2.476%	CPI Urban Consumer NSA	4/27/2031	15,000,000	1,686,270
Bank of America	2.477%	CPI Urban Consumer NSA	6/11/2036	10,000,000	1,109,124
Bank of America	2.480%	CPI Urban Consumer NSA	4/1/2033	5,000,000	589,006
Bank of America	2.481%	CPI Urban Consumer NSA	7/29/2033	15,000,000	1,532,527
Bank of America	2.481%	CPI Urban Consumer NSA	8/12/2036	15,000,000	1,462,804
Bank of America	2.483%	CPI Urban Consumer NSA	4/26/2031	10,000,000	1,118,640
Bank of America	2.484%	CPI Urban Consumer NSA	6/25/2030	20,000,000	2,036,294
Bank of America	2.484%	CPI Urban Consumer NSA	4/6/2033	15,000,000	1,756,458
Bank of America	2.489%	CPI Urban Consumer NSA	9/9/2034	20,000,000	1,836,858
Bank of America	2.493%	CPI Urban Consumer NSA	6/28/2030	25,000,000	2,513,107
Bank of America	2.496%	CPI Urban Consumer NSA	3/31/2031	15,000,000	1,678,132

See Notes to Financial Statements.	219

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Bank of America	2.496%	CPI Urban Consumer NSA	3/30/2033	$10,000,000	$1,158,006
Bank of America	2.498%	CPI Urban Consumer NSA	9/1/2036	20,000,000	1,795,386
Bank of America	2.502%	CPI Urban Consumer NSA	9/29/2034	20,000,000	1,753,601
Bank of America	2.507%	CPI Urban Consumer NSA	5/10/2041	10,000,000	1,024,551
Bank of America	2.510%	CPI Urban Consumer NSA	6/30/2030	20,000,000	1,970,120
Bank of America	2.513%	CPI Urban Consumer NSA	6/17/2029	25,000,000	2,469,133
Bank of America	2.513%	CPI Urban Consumer NSA	6/18/2029	30,000,000	2,955,923
Bank of America	2.520%	CPI Urban Consumer NSA	4/29/2031	15,000,000	1,618,711
Bank of America	2.521%	CPI Urban Consumer NSA	5/21/2046	13,000,000	1,215,894
Bank of America	2.522%	CPI Urban Consumer NSA	5/28/2036	15,000,000	1,598,915
Bank of America	2.525%	CPI Urban Consumer NSA	10/1/2035	30,000,000	2,496,176
Bank of America	2.534%	CPI Urban Consumer NSA	5/5/2032	10,000,000	1,086,592
Bank of America	2.536%	CPI Urban Consumer NSA	5/5/2032	10,000,000	1,084,153
Bank of America	2.540%	CPI Urban Consumer NSA	9/15/2034	20,000,000	1,694,011
Bank of America	2.545%	CPI Urban Consumer NSA	9/14/2034	15,000,000	1,264,039
Bank of America	2.554%	CPI Urban Consumer NSA	6/8/2031	15,000,000	1,511,777
Bank of America	2.559%	CPI Urban Consumer NSA	6/1/2030	20,000,000	1,985,190
Bank of America	2.560%	CPI Urban Consumer NSA	4/30/2031	15,000,000	1,558,903
Bank of America	2.560%	CPI Urban Consumer NSA	6/2/2031	20,000,000	2,022,078
Bank of America	2.564%	CPI Urban Consumer NSA	6/15/2029	30,000,000	2,848,407
Bank of America	2.564%	CPI Urban Consumer NSA	6/7/2033	20,000,000	2,045,673
Bank of America	2.565%	CPI Urban Consumer NSA	5/6/2031	10,000,000	1,030,122
Bank of America	2.566%	CPI Urban Consumer NSA	5/28/2031	15,000,000	1,516,294
Bank of America	2.571%	CPI Urban Consumer NSA	6/4/2033	20,000,000	2,041,433
Bank of America	2.585%	CPI Urban Consumer NSA	5/12/2036	15,000,000	1,483,960

220	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Bank of America	2.586%	CPI Urban Consumer NSA	6/3/2031	$15,000,000	$1,475,362
Bank of America	2.593%	CPI Urban Consumer NSA	5/17/2036	10,000,000	975,868
Bank of America	2.623%	CPI Urban Consumer NSA	5/11/2031	10,000,000	970,097
Bank of America	2.638%	CPI Urban Consumer NSA	11/15/2051	35,000,000	1,442,341	(2)
Bank of America	2.665%	CPI Urban Consumer NSA	3/9/2052	17,000,000	263,795
Bank of America	2.695%	CPI Urban Consumer NSA	2/18/2032	50,000,000	2,370,370
Bank of America	2.714%	CPI Urban Consumer NSA	10/20/2034	25,000,000	1,506,898
Bank of America	2.800%	CPI Urban Consumer NSA	1/25/2027	80,000,000	3,652,766
Bank of America	2.854%	CPI Urban Consumer NSA	10/14/2027	50,000,000	2,754,260
Bank of America	3.150%	CPI Urban Consumer NSA	3/2/2027	80,000,000	1,883,516
Unrealized Appreciation on CPI Centrally Cleared Swaps					$175,953,092

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Depreciation
Bank of America	2.665%	CPI Urban Consumer NSA	3/9/2052	$27,000,000	$(400,306	)(3)
Bank of America	2.754%	CPI Urban Consumer NSA	4/14/2052	20,000,000	(350,790)
Bank of America	2.788%	CPI Urban Consumer NSA	6/8/2026	5,000,000	(180,603)
Bank of America	CPI Urban Consumer NSA	1.818%	8/28/2022	60,000,000	(6,195,907)
Bank of America	CPI Urban Consumer NSA	1.935%	6/9/2022	10,000,000	(794,909)
Bank of America	CPI Urban Consumer NSA	2.032%	11/30/2023	30,000,000	(3,177,740)
Bank of America	CPI Urban Consumer NSA	2.036%	11/21/2022	10,000,000	(986,620)
Bank of America	CPI Urban Consumer NSA	2.054%	12/5/2022	10,000,000	(967,664)
Unrealized Depreciation on CPI Centrally Cleared Swaps					$(13,054,539)

(2)	Includes upfront payment of $54,046.
(3)	Includes upfront payment of $819,274.

See Notes to Financial Statements.	221

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Open Consumer Price Index (“CPI”) OTC Swaps at May 31, 2022:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	$15,000,000	$2,640,927
Bank of America	1.747%	CPI Urban Consumer NSA	8/22/2026	20,000,000	3,351,018
Bank of America	2.080%	CPI Urban Consumer NSA	4/22/2025	10,000,000	1,203,344
Bank of America	2.100%	CPI Urban Consumer NSA	4/26/2025	10,000,000	1,185,027
Bank of America	2.144%	CPI Urban Consumer NSA	7/24/2029	10,000,000	1,416,931
Bank of America	2.148%	CPI Urban Consumer NSA	7/31/2029	10,000,000	1,415,268
Bank of America	2.213%	CPI Urban Consumer NSA	10/25/2032	5,000,000	758,603
Bank of America	2.275%	CPI Urban Consumer NSA	1/6/2026	20,000,000	2,173,352
Bank of America	2.298%	CPI Urban Consumer NSA	4/5/2029	5,000,000	573,318
Bank of America	2.301%	CPI Urban Consumer NSA	3/28/2029	5,000,000	571,756
Bank of America	2.345%	CPI Urban Consumer NSA	2/13/2029	30,000,000	3,325,328
Bank of America	2.348%	CPI Urban Consumer NSA	3/10/2032	5,000,000	612,130
Bank of America	2.360%	CPI Urban Consumer NSA	2/8/2029	10,000,000	1,090,450
Bank of America	2.360%	CPI Urban Consumer NSA	2/15/2029	10,000,000	1,088,322
Bank of America	2.363%	CPI Urban Consumer NSA	2/1/2038	5,000,000	632,843
Bank of America	2.370%	CPI Urban Consumer NSA	1/26/2029	5,000,000	538,569
Bank of America	2.370%	CPI Urban Consumer NSA	2/27/2029	10,000,000	1,071,658
Bank of America	2.376%	CPI Urban Consumer NSA	2/26/2038	5,000,000	618,639
Bank of America	2.380%	CPI Urban Consumer NSA	1/13/2029	10,000,000	1,056,568
Bank of America	2.380%	CPI Urban Consumer NSA	1/18/2029	10,000,000	1,061,274
Bank of America	2.398%	CPI Urban Consumer NSA	1/24/2029	10,000,000	1,040,490
Bank of America	2.398%	CPI Urban Consumer NSA	2/12/2033	5,000,000	588,696
Bank of America	2.445%	CPI Urban Consumer NSA	4/24/2023	40,000,000	1,439,050
Bank of America	2.590%	CPI Urban Consumer NSA	6/26/2023	40,000,000	791,813
Barclays Bank plc	1.874%	CPI Urban Consumer NSA	4/11/2026	10,000,000	1,568,365

222	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Barclays Bank plc	1.944%	CPI Urban Consumer NSA	3/22/2041	$5,000,000	$1,156,026
Barclays Bank plc	1.960%	CPI Urban Consumer NSA	2/5/2025	10,000,000	1,171,084
Barclays Bank plc	2.128%	CPI Urban Consumer NSA	6/22/2025	10,000,000	1,148,732
Barclays Bank plc	2.158%	CPI Urban Consumer NSA	12/2/2024	10,000,000	1,153,871
Barclays Bank plc	2.159%	CPI Urban Consumer NSA	11/25/2024	15,000,000	1,734,983
Barclays Bank plc	2.205%	CPI Urban Consumer NSA	12/9/2024	15,000,000	1,665,372
Barclays Bank plc	2.207%	CPI Urban Consumer NSA	1/11/2025	20,000,000	2,201,195
Barclays Bank plc	2.223%	CPI Urban Consumer NSA	12/30/2023	30,000,000	3,014,286
Barclays Bank plc	2.228%	CPI Urban Consumer NSA	12/5/2024	15,000,000	1,637,860
Barclays Bank plc	2.354%	CPI Urban Consumer NSA	12/23/2031	10,000,000	1,218,202
Barclays Bank plc	2.393%	CPI Urban Consumer NSA	12/13/2031	5,000,000	579,146
Barclays Bank plc	2.410%	CPI Urban Consumer NSA	2/1/2032	10,000,000	1,134,776
Barclays Bank plc	2.529%	CPI Urban Consumer NSA	7/8/2022	30,000,000	624
Deutsche Bank AG	1.698%	CPI Urban Consumer NSA	9/2/2022	10,000,000	1,063,689
Deutsche Bank AG	2.059%	CPI Urban Consumer NSA	5/21/2025	20,000,000	2,436,810
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	190,954
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	143,565
Deutsche Bank AG	2.518%	CPI Urban Consumer NSA	4/17/2026	15,000,000	624,527
Goldman Sachs	1.568%	CPI Urban Consumer NSA	3/2/2024	8,000,000	1,280,708
Goldman Sachs	1.649%	CPI Urban Consumer NSA	3/4/2024	5,000,000	765,437
Goldman Sachs	2.230%	CPI Urban Consumer NSA	12/14/2024	10,000,000	1,085,821
Goldman Sachs	2.317%	CPI Urban Consumer NSA	3/16/2029	5,000,000	566,031
Goldman Sachs	2.350%	CPI Urban Consumer NSA	12/16/2036	10,000,000	1,307,213
Goldman Sachs	2.363%	CPI Urban Consumer NSA	6/21/2027	20,000,000	2,054,999
Goldman Sachs	2.370%	CPI Urban Consumer NSA	5/16/2028	10,000,000	1,034,627

See Notes to Financial Statements.	223

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Goldman Sachs	2.372%	CPI Urban Consumer NSA	5/3/2030	$5,000,000	$543,016
Goldman Sachs	2.378%	CPI Urban Consumer NSA	4/17/2030	5,000,000	540,618
Goldman Sachs	2.380%	CPI Urban Consumer NSA	12/8/2031	10,000,000	1,181,399
Goldman Sachs	2.390%	CPI Urban Consumer NSA	2/7/2032	5,000,000	581,904
Goldman Sachs	2.448%	CPI Urban Consumer NSA	4/24/2023	30,000,000	1,071,264
J.P. Morgan	1.950%	CPI Urban Consumer NSA	10/14/2026	10,000,000	1,490,026
J.P. Morgan	2.074%	CPI Urban Consumer NSA	11/21/2023	35,000,000	2,900,672
Unrealized Appreciation on CPI OTC Swaps					$70,493,176

Open Consumer Price Index (“CPI”) OTC Swaps at May 31, 2022:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Depreciation
Bank of America	2.825%	CPI Urban Consumer NSA	7/22/2023	$5,000,000	$(242,035)
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	15,000,000	(2,451,569)
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	5,000,000	(808,651)
Bank of America	CPI Urban Consumer NSA	2.069%	11/10/2022	15,000,000	(1,470,425)
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	(1,387,130)
Barclays Bank plc	CPI Urban Consumer NSA	1.562%	10/22/2022	10,000,000	(1,267,865)
Barclays Bank plc	CPI Urban Consumer NSA	2.150%	2/10/2023	30,000,000	(2,875,622)
Credit Suisse	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	(452,929)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	(164,088)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	(1,245,278)
Deutsche Bank AG	CPI Urban Consumer NSA	1.618%	8/25/2023	15,000,000	(2,052,436)
Deutsche Bank AG	CPI Urban Consumer NSA	1.650%	1/20/2026	10,000,000	(1,718,495)
Deutsche Bank AG	CPI Urban Consumer NSA	1.667%	4/20/2023	20,000,000	(2,801,012)
Deutsche Bank AG	CPI Urban Consumer NSA	1.673%	4/20/2023	20,000,000	(2,792,678)

224	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Deutsche Bank AG	CPI Urban Consumer NSA	2.105%	7/10/2025	$10,000,000	$(1,167,746)
Goldman Sachs	2.773%	CPI Urban Consumer NSA	4/3/2023	20,000,000	(303,886)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	(1,488,647)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	(760,963)
Goldman Sachs	CPI Urban Consumer NSA	1.988%	5/25/2023	10,000,000	(1,095,466)
Goldman Sachs	CPI Urban Consumer NSA	2.063%	12/8/2024	15,000,000	(1,440,109)
Goldman Sachs	CPI Urban Consumer NSA	2.313%	9/30/2024	30,000,000	(1,835,626)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	(219,321)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	(364,370)
J.P. Morgan	CPI Urban Consumer NSA	1.645%	8/27/2023	5,000,000	(672,122)
Unrealized Depreciation on CPI OTC Swaps					$(31,078,469)

Open Futures Contracts at May 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Treasury Bonds	February 2048	151	Short	$(23,959,150)	$(23,518,250)	$440,900

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2022	8,321	Long	$1,757,425,771	$1,756,576,097	$(849,674)
U.S. 5-Year Treasury Note	September 2022	1,342	Long	152,102,514	151,583,094	(519,420)
Total Unrealized Depreciation on Open Futures Contracts						$(1,369,094)

See Notes to Financial Statements.	225

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2022

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$622,466,404	$25,739,623	$648,206,027
Remaining Industries	–	286,732,162	–	286,732,162
Common Stocks	–	–	22,686	22,686
Convertible Bonds	–	783,038	–	783,038
Corporate Bonds	–	1,643,303,395	–	1,643,303,395
Floating Rate Loans
Health Care Services	–	7,823,361	8,981,038	16,804,399
Real Estate Investment Trusts	–	4,127,322	13,492,528	17,619,850
Remaining Industries	–	261,101,131	–	261,101,131
Less Unfunded Commitments	–	(343,635)	–	(343,635)
Foreign Government Obligations	–	4,348,941	–	4,348,941
Government Sponsored Enterprises Collateralized
Mortgage Obligations	–	391,675	15,292	406,967
Government Sponsored Enterprises Pass-Throughs	–	1,760,714	69,499	1,830,213
Municipal Bonds	–	2,447,452	–	2,447,452
Non-Agency Commercial Mortgage-Backed Securities	–	651,007,691	20,507,984	671,515,675
U.S. Treasury Obligations	–	201,083,936	–	201,083,936
Short-Term Investments
Commercial Paper	–	16,187,000	–	16,187,000
Repurchase Agreements	–	87,236,906	–	87,236,906
Total	$–	$3,790,457,493	$68,828,650	$3,859,286,143
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$16,706	$–	$16,706
Liabilities	–	(16,878)	–	(16,878)
Centrally Cleared CPI Swap Contracts
Assets	–	175,953,092	–	175,953,092
Liabilities	–	(13,054,539)	–	(13,054,539)
OTC CPI Swap Contracts
Assets	–	70,493,176	–	70,493,176
Liabilities	–	(31,078,469)	–	(31,078,469)
Futures Contracts
Assets	440,900	–	–	440,900
Liabilities	(1,369,094)	–	–	(1,369,094)
Total	$(928,194)	$202,313,088	$–	$201,384,894

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

226	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INFLATION FOCUSED FUND May 31, 2022

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset- Backed Securities	Common Stocks	Floating Rate Loans	Government Sponsored Enterprises Collateralized Mortgage Obligations	Government Sponsored Enterprises Pass- Throughs	Non- Agency Commercial Mortgage- Backed Securities
Balance as of December 1, 2021	$13,531,087	$–	$16,353,205	$–	$81,892	$40,155,648
Accrued Discounts (Premiums)	4,759	–	3,094	(110,617)	(89)	(9,252)
Realized Gain (Loss)	–	–	4,286	–	(476)	–
Change in Unrealized Appreciation (Depreciation)	(1,435,436)	7,761	11,484	73,880	(1,566)	(597,672)
Purchases	16,972,301	14,925	13,859,665	–	–	–
Sales	(67,763)	–	(7,758,168)	–	(10,262)	(39,090,000)
Transfers into Level 3	10,197,966	–	–	52,029	–	20,948,305
Transfers out of Level 3	(13,463,291)	–	–	–	–	(899,045)
Balance as of May 31, 2022	$25,739,623	$22,686	$22,473,566	$15,292	$69,499	$20,507,984
Change in unrealized appreciation/ depreciation for the period ended May 31, 2022, related to Level 3 investments held at May 31, 2022	$(1,435,403)	$7,761	$2,529	$73,880	$(1,566)	$(431,070)

See Notes to Financial Statements.	227

Schedule of Investments (unaudited)

SHORT DURATION CORE BOND FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 96.54%

ASSET-BACKED SECURITIES 25.69%

Automobiles 7.03%
Arivo Acceptance Auto Loan Receivables Trust 2019-1 A†	2.99%	7/15/2024	$5,928	$5,930
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	218,980	219,191
Avid Automobile Receivables Trust 2021-1 C†	1.55%	5/15/2026	830,000	776,522
Avis Budget Rental Car Funding AESOP LLC 2018-2A A†	4.00%	3/20/2025	700,000	705,321
CarMax Auto Owner Trust 2020-1 D	2.64%	7/15/2026	125,000	122,163
Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	29,381	29,397
Carvana Auto Receivables Trust 2020-P1 C	1.32%	11/9/2026	400,000	367,625
Carvana Auto Receivables Trust 2022-P2 A4	4.68%	2/10/2028	450,000	448,829
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	36,287	36,380
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	44,059	44,054
CPS Auto Receivables Trust 2022-A A†	0.98%	4/16/2029	1,044,416	1,031,791
Credit Acceptance Auto Loan Trust 2021-3A A†	1.00%	5/15/2030	825,000	791,335
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	103,214	103,785
Drive Auto Receivables Trust 2018-5 D	4.30%	4/15/2026	207,482	209,064
Drive Auto Receivables Trust 2019-1 D	4.09%	6/15/2026	179,349	180,163
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	25,042	25,041
Drive Auto Receivables Trust 2020-2 C	2.28%	8/17/2026	875,000	872,461
First Investors Auto Owner Trust 2021-2A A†	0.48%	3/15/2027	735,430	722,418
GLS Auto Receivables Issuer Trust 2021-1A B†	0.82%	4/15/2025	650,000	646,457
GLS Auto Receivables Issuer Trust 2021-1A C†	1.20%	1/15/2027	650,000	637,421
GLS Auto Receivables Issuer Trust 2021-3A B†	0.78%	11/17/2025	460,000	443,500
GLS Auto Receivables Issuer Trust 2021-3A C†	1.11%	9/15/2026	460,000	431,178
GM Financial Revolving Receivables Trust 2021-1 B†	1.49%	6/12/2034	555,000	492,167
Hertz Vehicle Financing III LP 2021-2A A†	1.68%	12/27/2027	620,000	560,051
Hertz Vehicle Financing LLC 2021-1A A†	1.21%	12/26/2025	265,000	250,567
OneMain Direct Auto Receivables Trust 2019-1 A†	3.63%	9/14/2027	584,000	576,361
OneMain Direct Auto Receivables Trust 2019-1A B†	3.95%	11/14/2028	825,000	811,789
OneMain Direct Auto Receivables Trust 2019-1A C†	4.19%	11/14/2028	753,000	742,173
OneMain Direct Auto Receivables Trust 2021-1A A†	0.87%	7/14/2028	340,000	321,607
OneMain Direct Auto Receivables Trust 2021-1A B†	1.26%	7/14/2028	317,000	292,374
Santander Consumer Auto Receivables Trust 2020-B D†	2.14%	12/15/2026	1,155,000	1,111,026
Santander Consumer Auto Receivables Trust 2020-BA C†	1.29%	4/15/2026	681,000	656,376

228	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2019-3 C	2.49%		10/15/2025	$41,136	$41,158
Westlake Automobile Receivables Trust 2019-3A C†	2.49%		10/15/2024	212,117	212,137
World Omni Automobile Lease Securitization Trust 2022-A A3	3.21%		2/18/2025	400,000	401,953
Total					15,319,765

Credit Card 1.06%
Continental Finance Credit Card ABS Master Trust 2020-1A A†	2.24%		12/15/2028	600,000	570,723
Master Credit Card Trust 2021-1A B†	0.79%		11/21/2025	1,200,000	1,132,997
Newday Funding Master Issuer plc 2021-1A A2†	1.449% (SOFR + 1.10%	)#	3/15/2029	600,000	599,697
Total					2,303,417

Other 16.85%
ACREC Ltd. 2021-FL1 A†	2.086% (1 Mo. LIBOR + 1.15%	)#	10/16/2036	450,000	441,723
ACRES Commercial Realty Ltd. 2021-FL2 A†	2.287% (1 Mo. LIBOR + 1.40%	)#	1/15/2037	670,000	656,749	(a)
Affirm Asset Securitization Trust 2022-X1 A†	1.75%		2/15/2027	509,987	502,970
AMMC CLO Ltd. 2016-19A AR†	2.184% (3 Mo. LIBOR + 1.14%	)#	10/16/2028	99,637	98,890
AMMC CLO Ltd. 2020-23A A1R†	2.084% (3 Mo. LIBOR + 1.04%	)#	10/17/2031	750,000	739,576
Amur Equipment Finance Receivables IX LLC 2021-1A D†	2.30%		11/22/2027	675,000	619,249
Amur Equipment Finance Receivables VII LLC 2019-1A C†	3.09%		3/20/2025	100,000	98,893
Apidos CLO XXIV 2016-24A A1AL†	2.013% (3 Mo. LIBOR + .95%	)#	10/20/2030	250,000	245,924
Aqua Finance Trust 2021-A A†	1.54%		7/17/2046	269,787	253,988
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 A†	1.975% (1 Mo. LIBOR + 1.10%	)#	5/15/2036	300,000	294,000
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 A†	1.945% (1 Mo. LIBOR + 1.07%	)#	8/15/2034	460,000	448,500
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A†	2.225% (1 Mo. LIBOR + 1.35%	)#	11/15/2036	560,000	547,191
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1 A†	1.849% (1 Mo. SOFR + 1.45%	)#	1/15/2037	1,000,000	972,213

See Notes to Financial Statements.	229

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Bain Capital Credit CLO 2018-2A A1†	2.124% (3 Mo. LIBOR + 1.08%	)#	7/19/2031	$750,000	$737,127
BDS Ltd. 2020-FL5 A†	2.127% (1 Mo. Term SOFR + 1.26%	)#	2/16/2037	307,682	302,134
BDS Ltd. 2021-FL7 A†	2.006% (1 Mo. LIBOR + 1.07%	)#	6/16/2036	500,000	488,750
BlueMountain Fuji US CLO I Ltd. 2017-1A A1R†	2.043% (3 Mo. LIBOR + .98%	)#	7/20/2029	250,000	247,187
BSPRT Issuer Ltd. 2021-FL7 A†	2.195% (1 Mo. LIBOR + 1.32%	)#	12/15/2038	380,000	375,329
Carlyle US CLO Ltd. 2017-3A A1AR†	1.963% (3 Mo. LIBOR + .90%	)#	7/20/2029	250,000	247,516
Carlyle US CLO Ltd. 2019-1A A1AR†	2.143% (3 Mo. LIBOR + 1.08%	)#	4/20/2031	750,000	736,911
CIFC Funding I Ltd. 2021-1A A1†	2.294% (3 Mo. LIBOR + 1.11%	)#	4/25/2033	570,000	560,658
CIFC Funding II Ltd. 2013-2A A2L2†	2.544% (3 Mo. LIBOR + 1.50%	)#	10/18/2030	850,000	822,745
Dell Equipment Finance Trust 2021-2 B†	0.81%		12/22/2026	460,000	435,090
Dell Equipment Finance Trust 2021-2 C†	0.94%		12/22/2026	460,000	435,377
Dell Equipment Finance Trust 2021-2 D†	1.21%		6/22/2027	460,000	436,034
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031	60,262	60,368
Dryden 53 CLO Ltd. 2017-53A A†	2.164% (3 Mo. LIBOR + 1.12%	)#	1/15/2031	400,000	395,748
Dryden XXVI Senior Loan Fund 2013-26A AR†	1.944% (3 Mo. LIBOR + .90%	)#	4/15/2029	247,683	245,295
Encina Equipment Finance LLC 2021-1A B†	1.21%		2/16/2027	800,000	767,293
Galaxy XIX CLO Ltd. 2015-19A A1RR†	2.134% (3 Mo. LIBOR + .95%	)#	7/24/2030	170,000	168,104
Greystone CRE Notes Ltd. 2021-FL3 A†	1.895% (1 Mo. LIBOR + 1.02%	)#	7/15/2039	460,000	445,060
HGI CRE CLO Ltd. 2021-FL1 A†	1.925% (1 Mo. LIBOR + 1.05%	)#	6/16/2036	580,000	567,810
HGI CRE CLO Ltd. 2021-FL1 AS†	2.275% (1 Mo. LIBOR + 1.40%	)#	6/16/2036	100,000	97,830
HGI CRE CLO Ltd. 2021-FL1 B†	2.475% (1 Mo. LIBOR + 1.60%	)#	6/16/2036	100,000	97,439
KKR CLO Ltd.-29A A†	2.244% (3 Mo. LIBOR + 1.20%	)#	1/15/2032	250,000	246,892
KREF Ltd. 2021-FL2 A†	1.957% (1 Mo. LIBOR + 1.07%	)#	2/15/2039	360,000	355,500

230	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
KREF Ltd. 2021-FL2 AS†	2.187% (1 Mo. LIBOR + 1.30%	)#	2/15/2039	$360,000	$344,148
LCM XXII Ltd. 22A A1R†	2.223% (3 Mo. LIBOR + 1.16%	)#	10/20/2028	229,559	228,360
LFT CRE Ltd. 2021-FL1 A†	2.045% (1 Mo. LIBOR + 1.17%	)#	6/15/2039	530,000	522,647
LFT CRE Ltd. 2021-FL1 B†	2.625% (1 Mo. LIBOR + 1.75%	)#	6/15/2039	360,000	350,208	(a)
LMREC LLC 2021-CRE4 A†	2.024% (1 Mo. LIBOR + 1.05%	)#	4/22/2037	790,333	770,380
LoanCore Issuer Ltd. 2019-CRE2 C†	2.875% (1 Mo. LIBOR + 2.00%	)#	5/15/2036	630,000	619,408
LoanCore Issuer Ltd. 2022-CRE7 A†	1.965% (1 Mo. SOFR + 1.55%	)#	1/17/2037	560,000	545,485
Madison Park Funding XI Ltd. 2013-11A AR2†	2.084% (3 Mo. LIBOR + .90%	)#	7/23/2029	245,418	243,332
Magnetite Ltd. 2021-29A A†	2.034% (3 Mo. LIBOR + .99%	)#	1/15/2034	250,000	245,278
Marlette Funding Trust 2020-2A D†	4.65%		9/16/2030	500,000	498,668
Marlette Funding Trust 2021-1A B†	1.00%		6/16/2031	1,300,000	1,277,328
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	482,625	486,457
MF1 Ltd. 2021-FL7 A†	2.016% (1 Mo. LIBOR + 1.08%	)#	10/16/2036	240,000	232,875
MF1 Ltd. 2021-FL7 AS†	2.386% (1 Mo. LIBOR + 1.45%	)#	10/16/2036	280,000	272,904
Mountain View CLO LLC 2017-1A AR†	2.134% (3 Mo. LIBOR + 1.09%	)#	10/16/2029	485,368	480,514
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	184,907	182,884
Newark BSL CLO 1 Ltd. 2016-1A A1R†	2.325% (3 Mo. LIBOR + 1.10%	)#	12/21/2029	494,580	492,016
OCP CLO Ltd. 2020-18A AR†	2.153% (3 Mo. LIBOR + 1.09%	)#	7/20/2032	900,000	883,523
Octagon Investment Partners 30 Ltd. 2017-1A A1R†	2.063% (3 Mo. LIBOR + 1.00%	)#	3/17/2030	750,000	743,989
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	1.994% (3 Mo. LIBOR + .95%	)#	7/15/2029	250,000	247,718
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	301,000	297,730
OneMain Financial Issuance Trust 2019-1A B†	3.79%		2/14/2031	74,030	74,025
OneMain Financial Issuance Trust 2019-2A A†	3.14%		10/14/2036	1,120,000	1,061,355

See Notes to Financial Statements.	231

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
OneMain Financial Issuance Trust 2020-2A C†	2.76%		9/14/2035	$690,000	$619,960
Orange Lake Timeshare Trust 2015-AA A†	2.88%		9/8/2027	3,176	3,176
Pagaya AI Debt Selection Trust 2021-1 A†	1.18%		11/15/2027	264,535	260,040
Pagaya AI Debt Trust 2022-1 A†	2.03%		10/15/2029	691,213	671,162
PFS Financing Corp. 2020-F A†	0.93%		8/15/2024	100,000	99,680
PFS Financing Corp. 2022-C†	3.89%		5/15/2027	1,000,000	1,001,179
Progress Residential Trust 2021-SFR8 B†	1.681%		10/17/2038	460,000	411,452
Rad CLO 1 Ltd. 2018-1A AR†	2.024% (3 Mo. LIBOR + .98%	)#	7/15/2031	580,000	571,353
Rad CLO 2 Ltd. 2018-2A AR†	2.124% (3 Mo. LIBOR + 1.08%	)#	10/15/2031	270,000	266,356
Rad CLO 3 Ltd. 2019-3A BR†	2.594% (3 Mo. LIBOR + 1.55%	)#	4/15/2032	610,000	591,163
Rad CLO 7 Ltd. 2020-7A A1†	2.244% (3 Mo. LIBOR + 1.20%	)#	4/17/2033	1,000,000	982,265
Regatta Funding LP 2013-2A A1R3†	1.894% (3 Mo. LIBOR + .85%	)#	1/15/2029	290,446	288,278
RR 3 Ltd. 2018-3A A1R2†	2.134% (3 Mo. LIBOR + 1.09%	)#	1/15/2030	700,000	693,424
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	500,000	479,433
SCF Equipment Leasing LLC 2020-1A B†	2.02%		3/20/2028	547,000	526,788
SCF Equipment Leasing LLC 2021-1A A3†	0.83%		8/21/2028	500,000	486,030
SCF Equipment Leasing LLC 2021-1A B†	1.37%		8/20/2029	1,000,000	928,350
Sound Point CLO III-R Ltd. 2013-2RA B†	2.494% (3 Mo. LIBOR + 1.45%	)#	4/15/2029	250,000	244,077
TICP CLO XIV Ltd. 2019-14A A1R†	2.143% (3 Mo. LIBOR + 1.08%	)#	10/20/2032	400,000	390,217
TRP LLC 2021-1 A†	2.07%		6/19/2051	344,744	309,496
Upstart Securitization Trust 2021-2 A†	0.91%		6/20/2031	651,700	638,682
Total					36,755,856

Rec Vehicle Loan 0.39%
Octane Receivables Trust 2021-1A A†	0.93%		3/22/2027	508,504	495,106
Octane Receivables Trust 2022-1A A2†	4.18%		3/20/2028	360,000	360,130
Total					855,236

Student Loan 0.36%
Massachusetts Educational Financing Authority 2008-1 A1	2.134% (3 Mo. LIBOR + .95%	)#	4/25/2038	66,673	66,780
Navient Private Education Refi Loan Trust 2020-FA A†	1.22%		7/15/2069	258,770	249,154

232	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Student Loan (continued)
Navient Private Education Refi Loan Trust 2022-A A†	2.23%		7/15/2070	$458,142	$437,491
Towd Point Asset Trust 2018-SL1 A†	1.268% (1 Mo. LIBOR + .60%	)#	1/25/2046	22,891	22,774
Total					776,199
Total Asset-Backed Securities (cost $57,914,645)					56,010,473

CORPORATE BONDS 33.98%

Agriculture 0.54%
Imperial Brands Finance plc (United Kingdom)†(b)	3.125%		7/26/2024	200,000	195,864
Reynolds American, Inc.	4.45%		6/12/2025	410,000	415,594
Viterra Finance BV (Netherlands)†(b)	2.00%		4/21/2026	400,000	358,268
Viterra Finance BV (Netherlands)†(b)	4.90%		4/21/2027	200,000	198,410
Total					1,168,136

Apparel 0.09%
PVH Corp.	7.75%		11/15/2023	186,000	196,084

Auto Manufacturers 1.20%
General Motors Financial Co., Inc.	1.982% (SOFR + 1.20%	)#	11/17/2023	666,000	659,486
General Motors Financial Co., Inc.	3.70%		5/9/2023	167,000	168,129
Hyundai Capital America†	1.00%		9/17/2024	400,000	376,127
Stellantis N.V. (Netherlands)(b)	5.25%		4/15/2023	1,400,000	1,421,833
Total					2,625,575

Banks 11.56%
AIB Group plc (Ireland)†(b)	4.75%		10/12/2023	1,250,000	1,259,551
Australia & New Zealand Banking Group Ltd. (Australia)†(b)	4.40%		5/19/2026	900,000	900,303
Bank of America Corp.	1.53% (SOFR + .65%	)#	12/6/2025	118,000	111,639
Bank of America Corp.	3.004% (3 Mo. LIBOR + .79%	)#	12/20/2023	554,000	553,952
Bank of America Corp.	3.384% (SOFR + 1.33%	)#	4/2/2026	370,000	364,816
Bank of Ireland Group plc (Ireland)†(b)	4.50%		11/25/2023	488,000	492,806
Bank of Montreal (Canada)(b)(c)	3.70%		6/7/2025	244,000	243,944
Barclays plc (United Kingdom)(b)	4.375%		9/11/2024	1,000,000	1,012,823
BPCE SA (France)†(b)	4.50%		3/15/2025	560,000	560,789
BPCE SA (France)†(b)	4.875%		4/1/2026	200,000	201,330

See Notes to Financial Statements.	233

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
BPCE SA (France)†(b)	5.15%		7/21/2024	$462,000	$470,592
Citigroup, Inc.	2.876% (3 Mo. LIBOR + .95%	)#	7/24/2023	656,000	656,195
Citigroup, Inc.	4.14% (SOFR + 1.37%	)#	5/24/2025	225,000	227,001
Danske Bank A/S (Denmark)†(b)	1.171% (1 Yr. Treasury CMT + 1.03%	)#	12/8/2023	200,000	198,012
Danske Bank A/S (Denmark)†(b)	3.244% (3 Mo. LIBOR + 1.59%	)#	12/20/2025	1,000,000	971,833
Danske Bank A/S (Denmark)†(b)	3.773% (1 Yr. Treasury CMT + 1.45%	)#	3/28/2025	872,000	864,680
Danske Bank A/S (Denmark)†(b)	5.375%		1/12/2024	746,000	762,779
First-Citizens Bank & Trust Co.	3.929% (SOFR + 3.83%	)#	6/19/2024	837,000	841,205
Goldman Sachs Group, Inc. (The)	1.217%		12/6/2023	91,000	88,954
Goldman Sachs Group, Inc. (The)	1.405% (SOFR + .70%	)#	1/24/2025	330,000	326,229
Goldman Sachs Group, Inc. (The)	2.64% (SOFR + 1.11%	)#	2/24/2028	163,000	152,081
Goldman Sachs Group, Inc. (The)	2.905% (3 Mo. LIBOR + .99%	)#	7/24/2023	145,000	145,027
Goldman Sachs Group, Inc. (The)	2.908% (3 Mo. LIBOR + 1.05%	)#	6/5/2023	1,270,000	1,270,113
Huntington National Bank (The)	4.008% (SOFR + 1.21%	)#	5/16/2025	250,000	251,438
Intesa Sanpaolo SpA (Italy)†(b)	3.375%		1/12/2023	1,250,000	1,248,754
JPMorgan Chase & Co.	1.701% (SOFR + .92%	)#	2/24/2026	479,000	472,865
KeyCorp	3.878% (SOFR + 1.25%	)#	5/23/2025	60,000	60,577
Lloyds Banking Group plc (United Kingdom)(b)	1.326% (1 Yr. Treasury CMT + 1.10%	)#	6/15/2023	643,000	642,966
Macquarie Group Ltd. (Australia)†(b)	2.618% (3 Mo. LIBOR + 1.02%	)#	11/28/2023	442,000	442,704
Natwest Group plc (United Kingdom)(b)	5.125%		5/28/2024	1,000,000	1,016,935
Natwest Group plc (United Kingdom)(b)	6.125%		12/15/2022	825,000	838,175
NatWest Group plc (United Kingdom)(b)	3.875%		9/12/2023	1,050,000	1,056,553
NatWest Markets plc (United Kingdom)†(b)	3.479%		3/22/2025	245,000	243,239
Nordea Bank Abp (Finland)(b)(c)	3.60%		6/6/2025	200,000	199,984
Santander Holdings USA, Inc.	3.50%		6/7/2024	950,000	945,727

234	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Santander UK Group Holdings plc (United Kingdom)(b)	3.373% (3 Mo. LIBOR + 1.08%	)#	1/5/2024	$924,000	$924,126
Societe Generale SA (France)†(b)	2.226% (1 Yr. Treasury CMT + 1.05%	)#	1/21/2026	335,000	315,928
Standard Chartered plc (United Kingdom)†(b)	0.991% (1 Yr. Treasury CMT + .78%	)#	1/12/2025	500,000	477,380
Standard Chartered plc (United Kingdom)†(b)	1.214% (1 Yr. Treasury CMT + .88%	)#	3/23/2025	200,000	190,682
Standard Chartered plc (United Kingdom)†(b)	5.20%		1/26/2024	236,000	240,889
UBS AG (Switzerland)(b)	5.125%		5/15/2024	724,000	736,145
UBS AG	7.625%		8/17/2022	1,286,000	1,298,212
UBS Group AG (Switzerland)†(b)	4.488% (1 Yr. Treasury CMT + 1.55%	)#	5/12/2026	200,000	202,142
UniCredit SpA (Italy)†(b)	7.83%		12/4/2023	700,000	734,204
Total					25,216,279

Computers 0.37%
Dell International LLC/EMC Corp.	5.45%		6/15/2023	162,000	165,243
Dell International LLC/EMC Corp.	6.02%		6/15/2026	600,000	634,236
Total					799,479

Diversified Financial Services 2.28%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	1.75%		10/29/2024	150,000	140,618
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.875%		1/16/2024	1,150,000	1,158,784
Aircastle Ltd.	4.40%		9/25/2023	232,000	232,315
Aircastle Ltd.	5.00%		4/1/2023	187,000	188,945
Aircastle Ltd.†	5.25%		8/11/2025	309,000	308,518
Aviation Capital Group LLC†	3.875%		5/1/2023	100,000	99,816
Aviation Capital Group LLC†	5.50%		12/15/2024	722,000	734,764
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.125%		10/1/2023	260,000	262,430
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.25%		5/15/2024	749,000	752,385
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.50%		1/15/2026	400,000	399,640
Capital One Financial Corp.	4.166% (SOFR + 1.37%	)#	5/9/2025	117,000	117,878
Citigroup Global Markets Holdings, Inc.	0.75%		6/7/2024	177,000	167,217
Intercontinental Exchange, Inc.	3.65%		5/23/2025	224,000	227,012
Park Aerospace Holdings Ltd. (Ireland)†(b)	4.50%		3/15/2023	187,000	187,281
Total					4,977,603

See Notes to Financial Statements.	235

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric 3.22%
AES Corp. (The)†	3.30%		7/15/2025	$400,000	$390,354
CenterPoint Energy, Inc.	1.432% (SOFR Index + .65%	)#	5/13/2024	297,000	293,266
Cleco Power LLC†	1.326% (3 Mo. LIBOR + .50%	)#	6/15/2023	304,000	302,558
Comision Federal de Electricidad (Mexico)†(b)	4.875%		1/15/2024	700,000	706,930
Dominion Energy, Inc.	1.356% (3 Mo. LIBOR + .53%	)#	9/15/2023	500,000	500,164
Edison International	3.125%		11/15/2022	450,000	449,296
Fells Point Funding Trust†	3.046%		1/31/2027	279,000	263,957
FirstEnergy Corp.	3.35%		7/15/2022	170,000	169,596
Jersey Central Power & Light Co.†	4.70%		4/1/2024	452,000	459,000
NRG Energy, Inc.†	3.75%		6/15/2024	799,000	792,757
OGE Energy Corp.	0.703%		5/26/2023	399,000	389,952
Pacific Gas and Electric Co.	1.367%		3/10/2023	171,000	167,113
Pacific Gas and Electric Co.	3.15%		1/1/2026	462,592	435,754
Saudi Electricity Global Sukuk Co. 2 (Saudi Arabia)†(b)	3.473%		4/8/2023	500,000	503,082
Southern Co. (The)	4.475%		8/1/2024	879,000	893,413
Vistra Operations Co. LLC†	3.55%		7/15/2024	309,000	303,356
Total					7,020,548

Gas 1.56%
CenterPoint Energy Resources Corp.	0.70%		3/2/2023	850,000	837,240
Centrica plc (United Kingdom)†(b)	4.00%		10/16/2023	400,000	402,222
ONE Gas, Inc.	0.85%		3/11/2023	1,000,000	985,355
ONE Gas, Inc.	1.10%		3/11/2024	115,000	110,266
ONE Gas, Inc.	1.355% (3 Mo. LIBOR + .61%	)#	3/11/2023	1,070,000	1,067,800
Total					3,402,883

Health Care-Services 0.06%
Centene Corp.	4.25%		12/15/2027	130,000	129,547

Insurance 0.49%
CNO Global Funding†	1.65%		1/6/2025	809,000	774,415
GA Global Funding Trust†	0.80%		9/13/2024	150,000	139,719
Jackson National Life Global Funding†	1.75%		1/12/2025	150,000	142,963
Total					1,057,097

236	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Internet 0.36%
Netflix, Inc.	4.375%	11/15/2026	$356,000	$355,615
VeriSign, Inc.	4.75%	7/15/2027	429,000	428,723
Total				784,338

Iron-Steel 0.30%
POSCO (South Korea)†(b)	2.375%	11/12/2022	400,000	399,398
Vale Overseas Ltd. (Brazil)(b)	6.25%	8/10/2026	242,000	260,615
Total				660,013

Lodging 0.52%
Hyatt Hotels Corp.	1.30%	10/1/2023	1,150,000	1,123,109

Machinery-Diversified 0.04%
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024	86,000	87,099

Media 0.49%
RELX, Inc.†	6.625%	10/15/2023	500,000	519,988
Time Warner Entertainment Co. LP	8.375%	3/15/2023	529,000	549,408
Total				1,069,396

Mining 2.04%
Alcoa Nederland Holding BV (Netherlands)†(b)	5.50%	12/15/2027	625,000	629,912
Anglo American Capital plc (United Kingdom)†(b)	4.125%	9/27/2022	200,000	200,764
Freeport-McMoRan, Inc.	3.875%	3/15/2023	494,000	496,557
Freeport-McMoRan, Inc.	5.00%	9/1/2027	631,000	641,970
Glencore Funding LLC†	4.125%	5/30/2023	357,000	360,699
Glencore Funding LLC†	4.625%	4/29/2024	2,093,000	2,124,717
Total				4,454,619

Miscellaneous Manufacturing 0.02%
Pentair Finance Sarl (Luxembourg)(b)	3.15%	9/15/2022	45,000	44,866

Oil & Gas 3.97%
Continental Resources, Inc.†	2.268%	11/15/2026	555,000	509,926
Continental Resources, Inc.	3.80%	6/1/2024	1,100,000	1,108,019
Continental Resources, Inc.	4.50%	4/15/2023	229,000	232,114
Devon Energy Corp.	5.25%	9/15/2024	203,000	209,736
Devon Energy Corp.	5.25%	10/15/2027	1,500,000	1,523,662
Devon Energy Corp.	8.25%	8/1/2023	524,000	551,005
Endeavor Energy Resources LP/EER Finance, Inc.†	6.625%	7/15/2025	262,000	271,473
EQT Corp.	6.625%	2/1/2025	350,000	365,393
HF Sinclair Corp.†	2.625%	10/1/2023	600,000	585,789

See Notes to Financial Statements.	237

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Ovintiv Exploration, Inc.	5.375%		1/1/2026	$500,000	$517,875
Ovintiv Exploration, Inc.	5.625%		7/1/2024	500,000	526,231
Parsley Energy LLC/Parsley Finance Corp.†	5.625%		10/15/2027	346,000	341,786
Suncor Energy, Inc. (Canada)(b)	7.875%		6/15/2026	500,000	569,972
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(b)	2.625%		8/15/2025	400,000	353,200
Viper Energy Partners LP†	5.375%		11/1/2027	990,000	987,242
Total					8,653,423

Pharmaceuticals 0.67%
Bayer US Finance II LLC†	3.875%		12/15/2023	1,450,000	1,462,355

Pipelines 1.27%
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024	900,000	945,201
Florida Gas Transmission Co. LLC†	3.875%		7/15/2022	500,000	500,767
Plains All American Pipeline LP/PAA Finance Corp.	2.85%		1/31/2023	900,000	897,743
Western Midstream Operating LP	2.621% (3 Mo. LIBOR + 1.85%	)#	1/13/2023	433,000	429,142
Total					2,772,853

REITS 0.81%
American Tower Corp.	3.65%		3/15/2027	219,000	213,255
GLP Capital LP/GLP Financing II, Inc.	3.35%		9/1/2024	337,000	331,509
GLP Capital LP/GLP Financing II, Inc.	5.25%		6/1/2025	350,000	350,530
Kite Realty Group Trust	4.00%		3/15/2025	647,000	642,439
VICI Properties LP/VICI Note Co., Inc.†	3.50%		2/15/2025	232,000	222,414
Total					1,760,147

Savings & Loans 0.25%
People’s United Financial, Inc.	3.65%		12/6/2022	545,000	546,976

Semiconductors 0.94%
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%		1/15/2023	1,250,000	1,246,729
Microchip Technology, Inc.	0.972%		2/15/2024	432,000	414,252
Microchip Technology, Inc.	2.67%		9/1/2023	400,000	397,265
Total					2,058,246

Software 0.18%
Oracle Corp.	2.50%		4/1/2025	183,000	176,554
Oracle Corp.	2.65%		7/15/2026	60,000	56,333
Take-Two Interactive Software, Inc.	3.30%		3/28/2024	148,000	147,873
Total					380,760

238	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Telecommunications 0.52%
T-Mobile USA, Inc.	5.375%		4/15/2027	$1,115,000	$1,138,972

Transportation 0.23%
Pelabuhan Indonesia III Persero PT (Indonesia)†(b)	4.50%		5/2/2023	500,000	504,472
Total Corporate Bonds (cost $76,257,526)					74,094,875

FLOATING RATE LOANS(d) 8.44%

Chemicals 0.53%
Axalta Coating Systems US Holdings Inc. USD Term Loan B3	2.756% (3 Mo. LIBOR + 1.75%	)	6/1/2024	672,989	660,791
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	2.96%		1/17/2025	500,000	499,375
Total					1,160,166

Diversified Financial Services 0.81%
Avolon TLB Borrower 1 (US) LLC 2021 Term Loan B5	3.177% (1 Mo. LIBOR + 2.25%	)	12/1/2027	81,443	78,847
Avolon TLB Borrower 1 (US) LLC Term Loan B3	2.677% (1 Mo. LIBOR + 1.75%	)	1/15/2025	238,542	231,485
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(b)	2.756% (3 Mo. LIBOR + 1.75%	)	10/6/2023	1,466,375	1,456,983
Total					1,767,315

Electric 0.38%
Tampa Electric Company Term Loan	1.488% (1 Mo. LIBOR + .55%	)	12/16/2022	833,081	828,499

Government 0.25%
Seminole Tribe of Florida 2018 Term Loan B	2.81% (1 Mo. LIBOR + 1.75%	)	7/8/2024	552,869	553,767

Health Care Services 0.74%
Humana Inc. Delayed Draw Term Loan	2.31% (1 Mo. LIBOR + 1.25%	)	5/28/2024	615,044	610,816	(e)
Humana Inc. Term Loan	2.273%		10/30/2023	1,000,000	993,125	(e)
Total					1,603,941

Media 1.80%
Charter Communications Operating, LLC 2019 Term Loan B1	2.81% (1 Mo. LIBOR + 1.75%	)	4/30/2025	2,825,441	2,798,952

See Notes to Financial Statements.	239

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Media (continued)
Nielsen Finance LLC USD Term Loan B4	2.875% (1 Mo. LIBOR + 2.00%	)	10/4/2023	$1,130,371	$1,127,410
Total					3,926,362

Pipelines 0.07%
Cheniere Corpus Christi Holdings, LLC Delayed Draw Term Loan Tranche 2	2.81% (1 Mo. LIBOR + 1.75%	)	6/30/2024	154,732	154,394

Real Estate Investment Trusts 2.00%
American Tower Corporation 2021 First Lien Delayed Draw Term loan	2.063% (1 Mo. LIBOR + 1.13%	)	12/8/2023	1,048,676	1,040,161	(e)
American Tower Corporation 2021 Term Loan	2.063% (1 Mo. LIBOR + 1.13%	)	12/7/2022	1,848,065	1,844,608	(e)
Invitation Homes Operating Partnership LP 2020 Term Loan A	1.928% (1 Mo. LIBOR + 1.00%	)	1/31/2025	1,476,388	1,476,388
Total					4,361,157

Semiconductors 0.61%
CMC Materials, Inc. 2019 Term Loan B1	3.063% (1 Mo. LIBOR + 2.00%	)	11/17/2025	1,346,106	1,335,452

Software 0.34%
Vmware, Inc. 3 Year Term Loan	1.56%		11/1/2024	740,476	739,550

Transportation 0.91%
XPO Logistics, Inc. 2018 Term Loan B	2.553%		2/24/2025	2,012,000	1,979,305
Total Floating Rate Loans (cost $18,545,114)					18,409,908

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.96%

France 0.58%
Caisse d’Amortissement de la Dette Sociale†	3.00%		5/17/2025	1,262,000	1,266,006

Japan 0.26%
Japan Finance Organization for Municipalities†	1.50%		1/27/2025	580,000	558,318

Romania 0.01%
Republic of Romania†	4.875%		1/22/2024	26,000	26,285

240	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Saudi Arabia 0.11%
Saudi Government International Bond†	2.875%		3/4/2023	$250,000	$250,555
Total Foreign Government Obligations (cost $2,123,075)					2,101,164

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Government National Mortgage Assoc. 2014-112 A (Cost $8,831)	3.00%	#(f)	1/16/2048	8,738	8,365

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.15%
Fannie Mae or Freddie Mac(g)	3.00%		TBA	1,710,000	1,687,823
Fannie Mae or Freddie Mac(g)	3.50%		TBA	1,650,000	1,661,312
Fannie Mae Pool	3.00%		12/1/2035	3,543,287	3,527,765
Total Government Sponsored Enterprises Pass-Throughs (cost $6,810,439)					6,876,900

MUNICIPAL BONDS 0.07%

Miscellaneous
State of Illinois (cost $155,558)	4.95%		6/1/2023	153,236	154,863

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 17.22%
Angel Oak Mortgage Trust 2020-6 A1†	1.261%	#(f)	5/25/2065	91,691	87,177
Angel Oak Mortgage Trust 2021-7 A1†	1.978%	#(f)	10/25/2066	169,999	156,569
Atrium Hotel Portfolio Trust 2017-ATRM A†	1.805% (1 Mo. LIBOR + .93%	)#	12/15/2036	350,000	341,868
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.825% (1 Mo. LIBOR + .95%	)#	6/15/2035	450,000	438,239
BAMLL Commercial Mortgage Securities Trust 2013-WBRK A†	3.652%	#(f)	3/10/2037	230,000	224,324
BBCMS Mortgage Trust 2017-DELC A†	1.725% (1 Mo. LIBOR + .85%	)#	8/15/2036	758,000	742,860
BBCMS Mortgage Trust 2018-TALL A†	1.597% (1 Mo. LIBOR + .72%	)#	3/15/2037	500,000	481,679
BBCMS Mortgage Trust 2018-TALL C†	1.996% (1 Mo. LIBOR + 1.12%	)#	3/15/2037	340,000	307,175
BBCMS Mortgage Trust 2020-C7 A2	2.021%		4/15/2053	250,000	239,089
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	300,000	292,847
BDS Ltd. 2021-FL8 A†	1.856% (1 Mo. LIBOR + .92%	)#	1/18/2036	308,270	300,949
Benchmark Mortgage Trust 2021 B23 A2	1.62%		2/15/2054	220,000	204,783
BHMS 2018-ATLS A†	2.125% (1 Mo. LIBOR + 1.25%	)#	7/15/2035	940,000	915,819

See Notes to Financial Statements.	241

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BHMS 2018-ATLS C†	2.775% (1 Mo. LIBOR + 1.90%	)#	7/15/2035	$890,000	$850,926
BHMS 2018-ATLS D†	3.125% (1 Mo. LIBOR + 2.25%	)#	7/15/2035	570,000	539,509
BX Commercial Mortgage Trust 2019-IMC A†	1.875% (1 Mo. LIBOR + 1.00%	)#	4/15/2034	686,000	672,458
BX Commercial Mortgage Trust 2019-IMC B†	2.175% (1 Mo. LIBOR + 1.30%	)#	4/15/2034	400,000	387,713
BX Commercial Mortgage Trust 2019-XL A†	1.795% (1 Mo. LIBOR + .92%	)#	10/15/2036	151,367	149,594
BX Commercial Mortgage Trust 2019-XL B†	1.955% (1 Mo. LIBOR + 1.08%	)#	10/15/2036	1,054,000	1,038,545
BX Commercial Mortgage Trust 2019-XL D†	2.325% (1 Mo. LIBOR + 1.45%	)#	10/15/2036	773,500	758,970
BX Commercial Mortgage Trust 2020-VKNG A†	1.805% (1 Mo. LIBOR + .93%	)#	10/15/2037	646,668	630,623
BX Trust 2018-GW A†	1.675% (1 Mo. LIBOR + .80%	)#	5/15/2035	773,000	754,350
BX Trust 2021-RISE A†	1.623% (1 Mo. LIBOR + .75%	)#	11/15/2036	700,000	668,021
BX Trust 2022-LBA6 A†	1.782% (1 Mo. Term SOFR + 1.00%	)#	1/15/2039	1,120,000	1,082,843
BXHPP Trust 2021-FILM B IO†	1.775% (1 Mo. LIBOR + .90%	)#	8/15/2036	460,000	434,193
BXHPP Trust 2021-FILM XCP†	0.838%	#(f)	8/15/2036	58,095,000	136,233
BXMT Ltd. 2021-FL4 A†	1.925% (1 Mo. LIBOR + 1.05%	)#	5/15/2038	956,000	941,660
Cantor Commercial Real Estate Lending 2019-CF1 65A†	4.411%	#(f)	5/15/2052	50,000	48,595
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	78,000	77,931
CHT Mortgage Trust 2017-CSMO A†	1.805% (1 Mo. LIBOR + .93%	)#	11/15/2036	480,000	472,446
CHT Mortgage Trust 2017-CSMO B†	2.275% (1 Mo. LIBOR + 1.40%	)#	11/15/2036	890,000	875,313
CHT Mortgage Trust 2017-CSMO C†	2.375% (1 Mo. LIBOR + 1.50%	)#	11/15/2036	300,000	294,049
CIM Retail Portfolio Trust 2021-RETL E†	4.625% (1 Mo. LIBOR + 3.75%	)#	8/15/2036	375,000	353,840
Citigroup Commercial Mortgage Trust 2013-375P C†	3.518%	#(f)	5/10/2035	275,000	267,422
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	4,976	4,955

242	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust 2016-GC36 A5	3.616%		2/10/2049	$100,000	$99,223
Citigroup Commercial Mortgage Trust 2016-GC37 A4	3.314%		4/10/2049	225,000	220,807
Citigroup Commercial Mortgage Trust 2018-B2 A2	3.788%		3/10/2051	6,000	6,001
Commercial Mortgage Pass-Through Certificates 2012-CR1 B	4.612%		5/15/2045	372,975	371,684
Commercial Mortgage Pass-Through Certificates 2014-277P A†	3.611%	#(f)	8/10/2049	100,000	98,608
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	107,000	107,389
Commercial Mortgage Pass-Through Certificates 2014-UBS6 A5	3.644%		12/10/2047	17,404	17,339
Commercial Mortgage Pass-Through Certificates 2015-DC1 A4	3.078%		2/10/2048	280,000	273,619
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.304%	#(f)	7/10/2050	10,000	9,782
Connecticut Avenue Securities Trust 2022-R01 1M1†	1.584% (1 Mo. SOFR + 1.00%	)#	12/25/2041	656,905	643,645
Credit Suisse Mortgage Capital Certificates 2019-ICE4 A†	1.855% (1 Mo. LIBOR + .98%	)#	5/15/2036	660,000	649,844
Credit Suisse Mortgage Capital Certificates 2020-NQM1 A1†	1.208%		5/25/2065	106,225	102,118
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	28,217	27,894
Credit Suisse Mortgage Capital Certificates 2021-BHAR A†	2.025% (1 Mo. LIBOR + 1.15%	)#	11/15/2038	500,000	492,320
Credit Suisse Mortgage Capital Certificates Trust 2021-ADV A†	2.275% (1 Mo. LIBOR + 1.40%	)#	7/15/2038	450,000	433,529
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM7 A1†	1.756%	#(f)	10/25/2066	283,680	265,708
DBGS Mortgage Trust 2021-W52 A†	2.27% (1 Mo. LIBOR + 1.39%	)#	10/15/2036	730,000	733,731	(a)
DBWF Mortgage Trust 2018-GLKS A†	1.958% (1 Mo. LIBOR + 1.03%	)#	12/19/2030	380,000	371,182
Deephaven Residential Mortgage Trust 2020-2 A1†	1.692%		5/25/2065	1,500	1,499
Ellington Financial Mortgage Trust 2020-1 A1†	2.006%	#(f)	5/25/2065	27,385	26,889
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	500,000	483,389
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	1.535% (1 Mo. SOFR + .95%	)#	12/25/2041	620,000	601,833

See Notes to Financial Statements.	243

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac STACR REMIC Trust 2022-DNA1 M1A†	1.584% (1 Mo. SOFR + 1.00%	)#	1/25/2042	$800,000	$782,369
GCAT Trust 2020-NQM2 A1†	1.555%		4/25/2065	47,257	45,667
Great Wolf Trust 2019-WOLF A†	1.909% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	550,000	538,949
Great Wolf Trust 2019-WOLF B†	2.209% (1 Mo. LIBOR + 1.33%	)#	12/15/2036	290,000	279,951
Great Wolf Trust 2019-WOLF C†	2.508% (1 Mo. LIBOR + 1.63%	)#	12/15/2036	800,000	771,381
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	100,000	100,145
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.825% (1 Mo. LIBOR + .95%	)#	7/15/2035	773,667	758,604
GS Mortgage Securities Corp. Trust 2019-70P XCP IO†	Zero Coupon	#(f)	10/15/2036	21,863,000	409
GS Mortgage Securities Corp. Trust 2019-SMP A IO†	2.025% (1 Mo. LIBOR + 1.15%	)#	8/15/2032	385,000	376,762
GS Mortgage Securities Corp. Trust 2019-SMP B†	2.375% (1 Mo. LIBOR + 1.50%	)#	8/15/2032	185,000	179,709
GS Mortgage Securities Corp. Trust 2019-SMP XCP†	Zero Coupon	#(f)	8/15/2032	10,130,600	216
GS Mortgage Securities Corp. Trust 2021-ROSS A†	2.025% (1 Mo. LIBOR + 1.15%	)#	5/15/2026	270,000	261,839
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	339,000	340,782
GS Mortgage Securities Trust 2015-GC34 A4	3.506%		10/10/2048	225,000	221,922
GS Mortgage Securities Trust 2016-GS2 A4	3.05%		5/10/2049	425,000	411,928
HMH Trust 2017-NSS C†	3.787%		7/5/2031	28,000	27,876
HONO Mortgage Trust 2021-LULU A†	2.025% (1 Mo. LIBOR + 1.15%	)#	10/15/2036	450,000	436,784
Houston Galleria Mall Trust 2015-HGLR A1A2†	3.087%		3/5/2037	500,000	479,141
HPLY Trust 2019-HIT A†	1.875% (1 Mo. LIBOR + 1.00%	)#	11/15/2036	143,542	139,760
Irvine Core Office Trust 2013-IRV A2†	3.173%	#(f)	5/15/2048	300,000	298,822
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	225,000	224,077
JPMorgan Chase Commercial Mortgage Securities Trust 2017-FL11 D†	3.015% (1 Mo. LIBOR + 2.14%	)#	10/15/2032	3,346	3,336
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	2.27% (1 Mo. LIBOR + 1.27%	)#	11/15/2035	48,000	47,515

244	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust 2018-MINN B†	2.60% (1 Mo. LIBOR + 1.60%	)#	11/15/2035	$12,000	$11,396
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN C†	2.95% (1 Mo. LIBOR + 1.95%	)#	11/15/2035	12,000	11,186
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	2.032% (1 Mo. LIBOR + 1.20%	)#	7/5/2033	9,679	9,624
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	19,000	18,899
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	10,000	9,924
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	2.732% (1 Mo. LIBOR + 1.90%	)#	7/5/2033	12,000	11,888
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	14,000	13,860
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON A†	3.884%		1/5/2034	368,000	364,106
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON C†	4.536%		1/5/2034	33,000	31,915
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	300,000	288,872
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	60,000	56,680
JPMorgan Chase Commercial Mortgage Securities Trust 2021-1440 B†	2.625% (1 Mo. LIBOR + 1.75%	)#	3/15/2036	680,000	661,037
Life 2021-BMR Mortgage Trust 2021-BMR A†	1.575% (1 Mo. LIBOR + .70%	)#	3/15/2038	491,485	471,358
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	100,000	99,170
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	29,000	28,918
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 A4	3.325%		5/15/2049	60,000	58,911
Morgan Stanley Capital I Trust 2012-STAR A2†	3.201%		8/5/2034	500,000	496,729
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	24,853	24,199
MTN Commercial Mortgage Trust 2022-LPFL A†	2.179% (1 Mo. Term SOFR + 1.40%	)#	3/15/2039	640,000	631,249
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79%	#(f)	11/15/2032	33,200	33,085

See Notes to Financial Statements.	245

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Ready Capital Mortgage Financing LLC 2021-FL6 A†	1.956% (1 Mo. LIBOR + .95%	)#	7/25/2036	$460,000	$446,056
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	7,568	7,331
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	8,986	8,711
SFO Commercial Mortgage Trust 2021-555 A†	2.025% (1 Mo. LIBOR + 1.15%	)#	5/15/2038	320,000	309,577
SLIDE 2018-FUN A†	2.025% (1 Mo. LIBOR + 1.15%	)#	6/15/2031	235,194	232,949
SLIDE 2018-FUN B†	2.375% (1 Mo. LIBOR + 1.50%	)#	6/15/2031	91,873	90,777
SLIDE 2018-FUN C†	2.675% (1 Mo. LIBOR + 1.80%	)#	6/15/2031	9,187	9,033
SLIDE 2018-FUN D†	2.975% (1 Mo. LIBOR + 2.10%	)#	6/15/2031	560,423	544,155
SLIDE 2018-FUN XCP IO†	Zero Coupon	#(f)	12/15/2020	5,478,221	55
SMRT 2022-MINI A†	1.782% (1 Mo. Term SOFR + 1.00%	)#	1/15/2039	1,130,000	1,092,582
SREIT Trust 2021-MFP A†	1.606% (1 Mo. LIBOR + .73%	)#	11/15/2038	500,000	486,083
Starwood Mortgage Residential Trust 2020-3 A1†	1.486%	#(f)	4/25/2065	61,776	60,747
UBS-BAMLL Trust 2012-WRM A†	3.663%		6/10/2030	100,000	99,872
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	10,559	10,541
UBS-Barclays Commercial Mortgage Trust 2013-C6 A4	3.244%		4/10/2046	242,000	241,285
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	57,181	55,135
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	118,402	113,586
Verus Securitization Trust 2020-INV1 A1†	1.977%	#(f)	3/25/2060	35,158	34,764
Vista Point Securitization Trust 2020-1 A1†	1.763%	#(f)	3/25/2065	11,169	11,160
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(f)	4/25/2065	44,970	43,683
VMC Finance LLC 2019-FL3 A†	1.987% (1 Mo. LIBOR + 1.10%	)#	9/15/2036	113,744	113,696
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	86,000	86,021
VNDO Mortgage Trust 2012-6AVE C†	3.337%	#(f)	11/15/2030	309,422	309,578
Waikiki Beach Hotel Trust 2019-WBM D†	2.905% (1 Mo. LIBOR + 2.03%	)#	12/15/2033	200,000	190,467
Wells Fargo Commercial Mortgage Trust 2015-C26 AS	3.58%		2/15/2048	40,000	39,438
Wells Fargo Commercial Mortgage Trust 2015-NXS3 A3	3.354%		9/15/2057	20,235	19,716
Wells Fargo Commercial Mortgage Trust 2016-C32 A4	3.56%		1/15/2059	60,000	59,364

246	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust 2018-C48 A2	4.224%		1/15/2052	$10,942	$10,996
West Town Mall Trust 2017-KNOX C†	4.346%	#(f)	7/5/2030	15,000	14,952
West Town Mall Trust 2017-KNOX D†	4.346%	#(f)	7/5/2030	15,000	14,940
WFLD Mortgage Trust 2014-MONT A†	3.755%	#(f)	8/10/2031	275,000	269,383
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.566%	#(f)	6/15/2045	25,000	24,806
WF-RBS Commercial Mortgage Trust 2014-C19 A5	4.101%		3/15/2047	87,000	87,706
WF-RBS Commercial Mortgage Trust 2014-C20 A5	3.995%		5/15/2047	140,000	139,531
Total Non-Agency Commercial Mortgage-Backed Securities (cost $38,813,506)					37,551,226

U.S. TREASURY OBLIGATIONS 7.03%
U.S. Treasury Note	2.50%		4/30/2024	6,363,000	6,361,509
U.S. Treasury Note	2.50%		5/31/2024	8,966,000	8,957,244
Total U.S. Treasury Obligations (cost $15,308,942)					15,318,753
Total Long-Term Investments (cost $215,937,636)					210,526,527

SHORT-TERM INVESTMENTS 3.13%

REPURCHASE AGREEMENTS 3.13%
Repurchase Agreement dated 5/31/2022, 0.100% due 6/1/2022 with Fixed Income Clearing Corp. collateralized by $6,997,700 of U.S. Treasury Note at 2.625% due 5/31/2027; value: $6,968,723; proceeds: $6,832,006 (cost $6,831,987)				6,831,987	6,831,987
Total Investments in Securities 99.67% (cost $222,769,623)					217,358,514
Other Assets and Liabilities - Net(h) 0.33%					713,829
Net Assets 100.00%					$218,072,343

CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trusts.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2022, the total value of Rule 144A securities was $119,381,641, which represents 54.75% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2022.
(a)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	Securities purchased on a when-issued basis (See Note 2(j)).
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2022.

See Notes to Financial Statements.	247

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2022

(e)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Other Assets and Liabilities-Net include net unrealized appreciation/depreciation on futures contracts and swaps as follows:

Centrally Cleared Interest Rate Swap Contracts at May 31, 2022:

Central Clearingparty	Periodic Payments to be Made (Quarterly)	Periodic Payments to be Received (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America(1)	2.571%	12-Month USD SOFR	11/30/2026	$2,823,000	$11,492

(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Credit Default Swaps on Indexes - Sell Protection at May 31, 2022(1):

Referenced Indexes*	Swap Counter- party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Receivable at Fair Value(4)
Markit CMBX.NA.AA.9	Morgan Stanley	1.500%	9/17/2058	500,000	$2,383	$(1,324)	$1,059

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $1,324.
(4)	Includes upfront payments received.

Open Futures Contracts at May 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2022	273	Long	$57,658,603	$57,630,726	$(27,877)
U.S. 5-Year Treasury Note	September 2022	110	Long	12,428,081	12,424,844	(3,237)
Total Unrealized Depreciation on Open Futures Contracts						$(31,114)

248	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2022

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$35,748,899	$1,006,957	$36,755,856
Remaining Industries	–	19,254,617	–	19,254,617
Corporate Bonds	–	74,094,875	–	74,094,875
Floating Rate Loans
Health Care Services	–	–	1,603,941	1,603,941
Real Estate Investment Trusts	–	1,476,388	2,884,769	4,361,157
Remaining Industries	–	12,444,810	–	12,444,810
Foreign Government Obligations	–	2,101,164	–	2,101,164
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	8,365	–	8,365
Government Sponsored Enterprises Pass-Throughs	–	6,876,900	–	6,876,900
Municipal Bonds	–	154,863	–	154,863
Non-Agency Commercial Mortgage-Backed Securities	–	36,817,495	733,731	37,551,226
U.S. Treasury Obligations	–	15,318,753	–	15,318,753
Short-Term Investments
Repurchase Agreements	–	6,831,987	–	6,831,987
Total	$–	$211,129,116	$6,229,398	$217,358,514
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contract
Assets	$–	$11,492	$–	$11,492
Liabilities	–	–	–	–
Credit Default Swap Contracts
Assets	–	1,059	–	1,059
Liabilities	–	–	–	–
Futures Contracts
Assets	–	–	–	–
Liabilities	(31,114)	–	–	(31,114)
Total	$(31,114)	$12,551	$–	$(18,563)

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	249

Schedule of Investments (unaudited)(concluded)

SHORT DURATION CORE BOND FUND May 31, 2022

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities
Balance as of December 1, 2021	$–	$1,972,106	$43,738
Accrued Discounts (Premiums)	16	332	(412)
Realized Gain (Loss)	–	601	–
Change in Unrealized Appreciation (Depreciation)	(21,934)	(6,482)	(3,773)
Purchases	1,028,875	3,460,879	–
Sales	–	(938,726)	–
Transfers into Level 3	–	–	737,916
Transfers out of Level 3	–	–	(43,738)
Balance as of May 31, 2022	$1,006,957	$4,488,710	$733,731
Change in unrealized appreciation/depreciation for the period ended May 31, 2022, related to Level 3 investments held at May 31, 2022	$(21,934)	$(8,849)	$(3,773)

250	See Notes to Financial Statements.

Schedule of Investments (unaudited)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 96.85%

ASSET-BACKED SECURITIES 23.95%

Automobiles 7.62%
Ally Auto Receivables Trust 2019-3 A3	1.93%	5/15/2024	$15,181,090	$15,172,762
AmeriCredit Automobile Receivables Trust 2019-1 B	3.13%	2/18/2025	7,070,007	7,076,613
AmeriCredit Automobile Receivables Trust 2019-1 C	3.36%	2/18/2025	36,750,000	36,815,783
AmeriCredit Automobile Receivables Trust 2020-1 B	1.48%	1/21/2025	36,007,000	35,805,710
ARI Fleet Lease Trust 2020-A A2†	1.77%	8/15/2028	5,000,995	4,997,939
Arivo Acceptance Auto Loan Receivables Trust 2019-1 A†	2.99%	7/15/2024	2,631,874	2,632,735
Avis Budget Rental Car Funding AESOP LLC 2018-2A A†	4.00%	3/20/2025	22,004,000	22,171,263
Avis Budget Rental Car Funding AESOP LLC 2018-2A D†	3.04%	3/20/2025	59,000,000	56,875,115	(a)
Avis Budget Rental Car Funding AESOP LLC 2020-2A A†	2.02%	2/20/2027	22,560,000	20,961,493
Capital One Prime Auto Receivables Trust 2021-1 A2	0.32%	2/18/2025	65,405,906	64,846,509
Capital One Prime Auto Receivables Trust 2022-1 A3	3.17%	4/15/2027	82,900,000	82,262,764
CarMax Auto Owner Trust 2020-2 A3	1.70%	11/15/2024	7,402,763	7,382,968
CarMax Auto Owner Trust 2020-2 A4	2.05%	5/15/2025	35,731,000	35,256,771
Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	6,745,997	6,749,594
Carvana Auto Receivables Trust 2021-N1 A	0.70%	1/10/2028	18,657,955	18,025,462
Carvana Auto Receivables Trust 2022-P1 A3	3.35%	2/10/2027	178,760,000	176,763,340
Carvana Auto Receivables Trust 2022-P2 A4	4.68%	2/10/2028	70,922,000	70,737,390
Chesapeake Funding II LLC 2019-1A A1†	2.94%	4/15/2031	2,490,010	2,490,881
CPS Auto Receivables Trust 2019-B E†	5.00%	3/17/2025	3,500,000	3,547,024
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	6,984,706	7,000,726
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	5,336,117	5,335,448
CPS Auto Receivables Trust 2020-A E†	4.09%	12/15/2025	11,448,000	11,194,684
Credit Acceptance Auto Loan Trust 2021-3A A†	1.00%	5/15/2030	48,200,000	46,233,122
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	20,806,633	20,921,871
Drive Auto Receivables Trust 2019-2 C	3.42%	6/16/2025	5,524,640	5,531,480
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	27,026,000	27,145,460
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	20,190,585	20,190,044
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	46,783,000	46,588,130

See Notes to Financial Statements.	251

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Drive Auto Receivables Trust 2020-2 B	1.42%	3/17/2025	$3,088,753	$3,086,951
Drive Auto Receivables Trust 2021-1 C	1.02%	6/15/2027	39,725,000	38,992,137
Drive Auto Receivables Trust 2021-1 D	1.45%	1/16/2029	37,120,000	35,395,164
Drive Auto Receivables Trust 2021-2 A2	0.36%	5/15/2024	16,492,948	16,468,835
Drive Auto Receivables Trust 2021-2 D	1.39%	3/15/2029	91,455,000	85,495,253
Enterprise Fleet Financing LLC 2020-2 A2†	0.61%	7/20/2026	56,420,208	55,027,357
Exeter Automobile Receivables Trust 2021-2A C	0.98%	6/15/2026	29,900,000	28,951,626
Exeter Automobile Receivables Trust 2021-2A D	1.40%	4/15/2027	52,760,000	49,341,806
Exeter Automobile Receivables Trust 2021-3A D	1.55%	6/15/2027	61,755,000	58,329,673
Exeter Automobile Receivables Trust 2021-3A E†	3.04%	12/15/2028	40,830,000	38,006,136
Fifth Third Auto Trust 2019-1 A4	2.69%	11/16/2026	28,013,000	28,066,239
Ford Credit Auto Lease Trust 2021-A A2	0.19%	7/15/2023	7,433,780	7,428,197
Ford Credit Auto Lease Trust 2021-A A3	0.26%	2/15/2024	107,486,000	106,826,014
Ford Credit Auto Owner Trust 2018-REV2 A†	3.47%	1/15/2030	97,245,000	97,615,435
Ford Credit Auto Owner Trust 2020-C A3	0.41%	7/15/2025	80,663,000	78,994,276
Ford Credit Auto Owner Trust 2021-A A2	0.17%	10/15/2023	30,656,887	30,597,795
Ford Credit Auto Owner Trust 2022-REV1 A†	3.88%	11/15/2034	115,555,000	115,963,787
Ford Credit Auto Owner Trust REV1 2018-1 A†	3.19%	7/15/2031	48,939,000	48,369,414
Ford Credit Auto Owner Trust REV1 2021-1 A†	1.37%	10/17/2033	76,875,000	70,815,267
Ford Credit Auto Owner Trust REV2 2017-2 A†	2.36%	3/15/2029	38,244,000	38,285,533
Ford Credit Auto Owner Trust REV2 2019-1 A†	3.52%	7/15/2030	89,401,000	89,717,042
Ford Credit Floorplan Master Owner Trust 2019-2 A	3.06%	4/15/2026	87,098,000	86,641,310
Foursight Capital Automobile Receivables Trust 2020-1 A3†	2.05%	10/15/2024	534,571	534,430
GLS Auto Receivables Issuer Trust 2021-3A A†	0.42%	1/15/2025	69,000,471	68,349,886
GM Financial Automobile Leasing Trust 2020-2 A3	0.80%	7/20/2023	15,883,026	15,854,770
GM Financial Automobile Leasing Trust 2022-2 A3	3.42%	6/20/2025	91,915,000	91,904,853
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	13,545,000	13,589,956
GM Financial Consumer Automobile Receivables Trust 2020-4 A3	0.38%	8/18/2025	100,256,470	98,758,759
GM Financial Consumer Automobile Receivables Trust 2021-1 A2	0.23%	11/16/2023	5,052,525	5,049,915
GM Financial Consumer Automobile Receivables Trust 2021-1 A3	0.35%	10/16/2025	65,136,000	63,968,411
GM Financial Leasing Trust 2021-1 A2	0.17%	4/20/2023	12,848,039	12,836,331
GM Financial Leasing Trust 2021-1 A3	0.26%	2/20/2024	125,248,000	124,130,274
Hertz Vehicle Financing III LP 2021-2A A†	1.68%	12/27/2027	120,899,000	109,209,082

252	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Hertz Vehicle Financing LLC 2021-1A A†	1.21%	12/26/2025	$91,200,000	$86,232,792
Hertz Vehicle Financing LLC 2021-1A D†	3.98%	12/26/2025	25,000,000	23,324,753
Honda Auto Receivables Owner Trust 2019-1 A4	2.90%	6/18/2024	11,000,000	11,008,071
Honda Auto Receivables Owner Trust 2020-2 A3	0.82%	7/15/2024	24,802,964	24,599,552
Honda Auto Receivables Owner Trust 2020-3 A3	0.37%	10/18/2024	72,994,158	72,051,781
Honda Auto Receivables Owner Trust 2021-1 A2	0.16%	7/21/2023	17,878,476	17,850,802
Honda Auto Receivables Owner Trust 2021-2 A2	0.17%	11/15/2023	66,082,574	65,795,088
Hyundai Auto Lease Securitization Trust 2021-A A2†	0.25%	4/17/2023	7,053,756	7,048,535
Mercedes-Benz Auto Lease Trust 2021-A A3	0.25%	1/16/2024	70,338,526	69,706,084
Nissan Auto Lease Trust 2020-B A3	0.43%	10/16/2023	68,703,122	68,461,830
OneMain Direct Auto Receivables Trust 2021-1A A†	0.87%	7/14/2028	119,845,000	113,361,577
Santander Drive Auto Receivables Trust 2019-3 C	2.49%	10/15/2025	6,098,592	6,101,815
Santander Drive Auto Receivables Trust 2021-1 C	0.75%	2/17/2026	58,188,000	57,231,942
Santander Drive Auto Receivables Trust 2021-2 D	1.35%	7/15/2027	37,382,000	35,595,985
Santander Drive Auto Receivables Trust 2021-3 A2	0.29%	5/15/2024	15,197,589	15,182,948
Santander Drive Auto Receivables Trust 2022-2 C	3.76%	7/16/2029	34,840,000	33,964,666
Santander Retail Auto Lease Trust 2019-B D†	3.31%	6/20/2024	39,672,000	39,677,792
Santander Retail Auto Lease Trust 2021-A A3†	0.51%	7/22/2024	159,370,000	154,961,985
Santander Retail Auto Lease Trust 2021-C A2†	0.29%	4/22/2024	44,869,956	44,481,234
Santander Retail Auto Lease Trust 2021-C A3†	0.50%	3/20/2025	73,120,000	71,077,276
Toyota Auto Loan Extended Note Trust 2020-1A A†	1.35%	5/25/2033	179,000,000	167,833,712
Toyota Auto Loan Extended Note Trust 2022-1A A†	3.82%	4/25/2035	37,500,000	37,617,998
Toyota Auto Receivables Owner Trust 2020-D A3	0.35%	1/15/2025	74,830,157	73,929,112
Volkswagen Auto Loan Enhanced Trust 2020-1 A3	0.98%	11/20/2024	42,789,008	42,477,432
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	47,426,000	47,473,976
Westlake Automobile Receivables Trust 2019-3A C†	2.49%	10/15/2024	28,939,974	28,942,755
Westlake Automobile Receivables Trust 2020-1A B†	1.94%	4/15/2025	16,243,268	16,239,622
Westlake Automobile Receivables Trust 2021-2A A2A†	0.32%	4/15/2025	96,847,390	95,852,496
Westlake Automobile Receivables Trust 2021-2A C†	0.89%	7/15/2026	53,150,000	50,671,259
World Omni Automobile Lease Securitization Trust 2020-B A3	0.45%	2/15/2024	48,093,000	47,495,574
World Omni Select Auto Trust 2018-1A D†	4.13%	1/15/2025	4,616,625	4,618,979
World Omni Select Auto Trust 2019-A C	2.38%	12/15/2025	8,886,000	8,853,555
World Omni Select Auto Trust 2019-A D	2.59%	12/15/2025	25,464,000	25,388,367
Total				4,338,426,340

See Notes to Financial Statements.	253

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card 1.07%
American Express Credit Account Master Trust 2022-2 A	3.39%		5/17/2027	$158,850,000	$159,796,746
Capital One Multi-Asset Execution Trust 2019-A2 A2	1.72%		8/15/2024	21,237,000	21,249,610
Discover Card Execution Note Trust 2018-A2 A2	1.205% (1 Mo. LIBOR + .33%	)#	8/15/2025	5,100,000	5,101,921
Golden Credit Card Trust 2018-4A A†	3.44%		8/15/2025	53,161,000	53,620,375
Master Credit Card Trust II 2020-1A A†	1.99%		9/21/2024	12,223,000	12,178,788
Master Credit Card Trust II Series 2018-1A A†	1.464% (1 Mo. LIBOR + .49%	)#	7/21/2024	149,340,000	149,295,975
Newday Funding Master Issuer plc 2021-1A A2†	1.449% (SOFR + 1.10%	)#	3/15/2029	19,600,000	19,590,093
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	31,250,000	31,374,625	(a)
Perimeter Master Note Business Trust 2021-1A A†	3.19%		5/15/2024	46,000,000	43,342,125	(a)
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	36,807,000	36,784,883
World Financial Network Credit Card Master Trust 2019-B A	2.49%		4/15/2026	4,451,000	4,451,778
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	75,265,000	75,318,543
Total					612,105,462

Other 14.40%
A10 Bridge Asset Financing LLC 2019-B A1†	3.085%		8/15/2040	4,994,173	4,994,946
ACAM Ltd. 2019-FL1 A†	2.296% (1 Mo. Term SOFR + 1.51%	)#	11/17/2034	67,310,177	67,306,577
ACAM Ltd. 2019-FL1 AS†	2.646% (1 Mo. Term SOFR + 1.86%	)#	11/17/2034	25,000,000	24,881,416
ACREC Ltd. 2021-FL1 A†	2.086% (1 Mo. LIBOR + 1.15%	)#	10/16/2036	102,830,000	100,938,584
Affirm Asset Securitization Trust 2021-B A†	1.03%		8/17/2026	89,250,000	85,201,317
AIMCO CLO Series 2018-BA AR†	2.144% (3 Mo. LIBOR + 1.10%	)#	1/15/2032	69,000,000	67,602,761
AMMC CLO Ltd. 2016-19A AR†	2.184% (3 Mo. LIBOR + 1.14%	)#	10/16/2028	33,207,790	32,958,732
AMMC CLO Ltd. 2016-19A BR†	2.844% (3 Mo. LIBOR + 1.80%	)#	10/16/2028	29,854,271	29,322,948
AMMC CLO Ltd. 2016-19A CR†	3.594% (3 Mo. LIBOR + 2.55%	)#	10/16/2028	13,000,000	12,921,398
AMMC CLO Ltd. 2020-23A A1R†	2.084% (3 Mo. LIBOR + 1.04%	)#	10/17/2031	116,150,000	114,535,639

254	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%		6/20/2024	$10,099,186	$10,098,854
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	1.186% (3 Mo. LIBOR + 1.05%	)#	1/28/2031	31,191,110	30,645,265
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	2.288% (3 Mo. LIBOR + 1.05%	)#	1/28/2031	40,886,000	40,170,495
Apidos CLO XXII 2015-22A A1R†	2.123% (3 Mo. LIBOR + 1.06%	)#	4/20/2031	79,418,000	78,437,576
Apidos CLO XXIV 2016-24A A1AL†	2.013% (3 Mo. LIBOR + .95%	)#	10/20/2030	23,480,000	23,097,217
Apidos CLO XXXI 2019-31A A1R†	2.144% (3 Mo. LIBOR + 1.10%	)#	4/15/2031	86,400,000	84,989,273
Applebee’s Funding LLC/IHOP Funding LLC 2019-1A A2II†	4.723%		6/5/2049	4,702,500	4,454,472
Aqua Finance Trust 2019-A A†	3.14%		7/16/2040	20,276,459	19,857,263
Aqua Finance Trust 2021-A A†	1.54%		7/17/2046	95,274,125	89,694,863
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 A†	1.975% (1 Mo. LIBOR + 1.10%	)#	5/15/2036	40,530,000	39,719,400
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 A†	1.945% (1 Mo. LIBOR + 1.07%	)#	8/15/2034	60,510,000	58,997,250
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 AS†	2.275% (1 Mo. LIBOR + 1.40%	)#	8/15/2034	18,530,000	18,178,459
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A†	2.225% (1 Mo. LIBOR + 1.35%	)#	11/15/2036	188,500,000	184,188,317
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1 A†	1.849% (1 Mo. SOFR + 1.45%	)#	1/15/2037	117,500,000	114,235,032
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL2 A†	2.55% (1 Mo. Term SOFR + 1.85%	)#	5/15/2037	67,630,000	67,715,360
ARES L CLO Ltd. 2018-50A AR†	2.094% (3 Mo. LIBOR + 1.05%	)#	1/15/2032	120,140,000	118,103,396
Bain Capital Credit CLO 2019-2A AR†	2.144% (3 Mo. LIBOR + 1.10%	)#	10/17/2032	75,950,000	74,724,818
Bain Capital Credit CLO Ltd. 2017-1A A1R†	2.033% (3 Mo. LIBOR + .97%	)#	7/20/2030	93,850,000	92,676,875
Bain Capital Credit CLO Ltd. 2020-5A A1†	2.283% (3 Mo. LIBOR + 1.22%	)#	1/20/2032	72,770,000	71,902,729

See Notes to Financial Statements.	255

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Ballyrock CLO Ltd. 2019-1A A1R†	2.074% (3 Mo. LIBOR + 1.03%	)#	7/15/2032	$141,710,000	$138,855,905
Barings CLO Ltd. 2019-3A A1R†	2.133% (3 Mo. LIBOR + 1.07%	)#	4/20/2031	117,460,000	115,511,535
BDS Ltd. 2021-FL7 A†	2.006% (1 Mo. LIBOR + 1.07%	)#	6/16/2036	74,240,000	72,569,600
Benefit Street Partners CLO IV Ltd. 2014-IVA ARRR†	2.243% (3 Mo. LIBOR + 1.18%	)#	1/20/2032	77,740,000	76,612,770
BlueMountain CLO Ltd. 2016-2A A1R2†	2.598% (3 Mo. LIBOR + 1.12%	)#	8/20/2032	33,000,000	32,210,373
BlueMountain Fuji US CLO I Ltd. 2017-1A A1R†	2.043% (3 Mo. LIBOR + .98%	)#	7/20/2029	69,720,000	68,935,650
BSPRT Issuer Ltd. 2019 FL5 A†	2.025% (1 Mo. LIBOR + 1.15%	)#	5/15/2029	9,635,408	9,611,319
BSPRT Issuer Ltd. 2021-FL7 A†	2.195% (1 Mo. LIBOR + 1.32%	)#	12/15/2038	58,340,000	57,622,930
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR3†	2.043% (3 Mo. LIBOR + .98%	)#	7/20/2031	78,820,000	77,568,230
Carlyle US CLO Ltd. 2017-2A A1R†	2.113% (3 Mo. LIBOR + 1.05%	)#	7/20/2031	90,210,000	88,929,080
Carlyle US CLO Ltd. 2017-3A A1AR†	1.963% (3 Mo. LIBOR + .90%	)#	7/20/2029	27,740,000	27,464,430
Carlyle US CLO Ltd. 2019-1A A1AR†	2.143% (3 Mo. LIBOR + 1.08%	)#	4/20/2031	137,100,000	134,707,397
Cedar Funding X CLO Ltd. 2019-10A AR†	2.163% (3 Mo. LIBOR + 1.10%	)#	10/20/2032	10,610,000	10,408,505
Cedar Funding XIV CLO Ltd. 2021-14A A†	2.144% (3 Mo. LIBOR + 1.10%	)#	7/15/2033	96,630,000	94,915,432
CF Hippolyta LLC 2021-1A A1†	1.53%		3/15/2061	38,580,214	34,822,698
CIFC Funding I Ltd. 2021-1A A1†	2.294% (3 Mo. LIBOR + 1.11%	)#	4/25/2033	12,000,000	11,803,319
CIFC Funding II Ltd. 2013-2A A1L2†	2.044% (3 Mo. LIBOR + 1.00%	)#	10/18/2030	37,100,000	36,557,728
CIFC Funding Ltd. 2021-4A A†	2.094% (3 Mo. LIBOR + 1.05%	)#	7/15/2033	83,100,000	80,914,582
Dell Equipment Finance Trust 2021-2 A2†	0.33%		12/22/2026	63,198,628	62,489,969
Diamond Resorts Owner Trust 2018-1 A†	3.70%		1/21/2031	13,878,249	13,851,442
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031	8,320,402	8,335,133

256	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Other (continued)
Dryden CLO Ltd. 2018-55A A1†	2.064% (3 Mo. LIBOR + 1.02%	)#	4/15/2031		$20,170,207	$19,930,818
Dryden CLO Ltd. 2019-72A AR†	2.491% (3 Mo. LIBOR + 1.08%	)#	5/15/2032		98,100,000	96,367,631
Dryden Senior Loan Fund 2017-47A A1R†	2.024% (3 Mo. LIBOR + .98%	)#	4/15/2028		91,375,013	90,780,273
Elmwood CLO X Ltd. 2021-3A A†	2.103% (3 Mo. LIBOR + 1.04%	)#	10/20/2034		126,290,000	123,541,659
Fairstone Financial Issuance Trust I 2020-1A A†(b)	2.509%		10/20/2039	CAD	35,080,000	27,081,707
Galaxy XIX CLO Ltd. 2015-19A A1RR†	2.134% (3 Mo. LIBOR + .95%	)#	7/24/2030		$54,290,000	53,684,634
GPMT Ltd. 2019-FL2 A†	2.227% (1 Mo. LIBOR + 1.30%	)#	2/22/2036		3,316,836	3,308,544
Gracie Point International Funding 2020-B A†	2.20% (1 Mo. LIBOR + 1.40%	)#	5/2/2023		74,997,066	75,010,266
GreatAmerica Leasing Receivables Funding LLC Series 2019-1 A4†	3.21%		2/18/2025		12,595,105	12,633,041
Greystone CRE Notes Ltd. 2021-FL3 A†	1.895% (1 Mo. LIBOR + 1.02%	)#	7/15/2039		98,670,000	95,465,282
Greywolf CLO VII Ltd. 2018-2A A1†	2.243% (3 Mo. LIBOR + 1.18%	)#	10/20/2031		37,250,000	36,851,865
Halcyon Loan Advisors Funding Ltd. 2015-2A BR†	2.834% (3 Mo. LIBOR + 1.65%	)#	7/25/2027		9,811,047	9,797,778
Halcyon Loan Advisors Funding Ltd. 2017-2A A2†	2.744% (3 Mo. LIBOR + 1.70%	)#	1/17/2030		23,027,000	22,547,544
HGI CRE CLO Ltd. 2021-FL2 A†	1.875% (1 Mo. LIBOR + 1.00%	)#	9/17/2036		26,520,000	25,705,698
HPEFS Equipment Trust 2020-1A A3†	1.76%		2/20/2030		4,404,666	4,403,568
HPEFS Equipment Trust 2020-1A B†	1.89%		2/20/2030		9,003,000	8,995,832
JFIN CLO Ltd. 2013-1A A1NR†	2.453% (3 Mo. LIBOR + 1.39%	)#	1/20/2030		72,556,631	71,286,890
JFIN CLO Ltd. 2013-1A A2R†	3.263% (3 Mo. LIBOR + 2.20%	)#	1/20/2030		37,290,505	36,792,474
KKR CLO Ltd. 24 A1R†	2.143% (3 Mo. LIBOR + 1.08%	)#	4/20/2032		130,540,000	128,299,550
KKR CLO Ltd. 30A A1R†	2.064% (3 Mo. LIBOR + 1.02%	)#	10/17/2031		18,250,000	17,978,196
KKR CLO Ltd. 38A A1†	2.15% (3 Mo. SOFR + 1.32%	)#	4/15/2033		98,040,000	96,302,794

See Notes to Financial Statements.	257

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
KREF Ltd. 2021-FL2 A†	1.957% (1 Mo. LIBOR + 1.07%	)#	2/15/2039	$74,690,000	$73,756,375
KREF Ltd. 2021-FL2 AS†	2.187% (1 Mo. LIBOR + 1.30%	)#	2/15/2039	37,030,000	35,399,469
LCM XXII Ltd. 22A A1R†	2.223% (3 Mo. LIBOR + 1.16%	)#	10/20/2028	10,789,276	10,732,938
Lendmark Funding Trust 2021-2A A†	2.00%		4/20/2032	137,050,000	120,259,758	(a)
LMREC, Inc. 2019-CRE3 A†	2.374% (1 Mo. LIBOR + 1.40%	)#	12/22/2035	64,962,941	64,696,652
LoanCore Issuer Ltd. 2019-CRE2 A†	2.005% (1 Mo. LIBOR + 1.13%	)#	5/15/2036	9,790,914	9,772,312
LoanCore Issuer Ltd. 2022-CRE7 A†	1.965% (1 Mo. SOFR + 1.55%	)#	1/17/2037	129,030,000	125,685,575
M360 LLC 2019-CRE2 A†	2.296% (1 Mo. Term SOFR + 1.51%	)#	9/15/2034	8,990,903	9,011,133
M360 LLC 2019-CRE2 B†	3.146% (1 Mo. Term SOFR + 2.36%	)#	9/15/2034	10,311,000	10,272,334
Madison Park Funding Ltd. 2015-17A BR2†	2.598% (3 Mo. LIBOR + 1.50%	)#	7/21/2030	10,000,000	9,664,150
Madison Park Funding XI Ltd. 2013-11A AR2†	2.084% (3 Mo. LIBOR + .90%	)#	7/23/2029	16,570,598	16,429,748
Madison Park Funding XVII Ltd. 2015-17A AR2†	2.098% (3 Mo. LIBOR + 1.00%	)#	7/21/2030	29,600,000	29,298,101
Madison Park Funding XXV Ltd. 2017-25A A1R†	2.154% (3 Mo. LIBOR + .97%	)#	4/25/2029	53,500,000	52,563,750
Magnetite Ltd. 2021-29A A†	2.034% (3 Mo. LIBOR + .99%	)#	1/15/2034	79,670,000	78,165,215
Magnetite XXII Ltd. 2019-22A AR†	2.104% (3 Mo. LIBOR + 1.06%	)#	4/15/2031	47,750,000	46,889,433
Mariner Finance Issuance Trust 2021-BA A†	2.10%		11/20/2036	63,990,000	57,280,911
MF1 LLC 2022-FL9 A†	2.96% (1 Mo. Term SOFR + 2.15%	)#	6/19/2037	127,540,000	125,950,529
MF1 Ltd. 2021-FL6 AS†	2.386% (1 Mo. LIBOR + 1.45%	)#	7/16/2036	66,840,000	65,248,448
MF1 Ltd. 2021-FL7 A†	2.016% (1 Mo. LIBOR + 1.08%	)#	10/16/2036	116,942,000	113,470,284
MF1 Ltd. 2021-FL7 AS†	2.386% (1 Mo. LIBOR + 1.45%	)#	10/16/2036	90,320,000	88,031,031
MF1 Ltd. 2022-FL8 A†	1.832% (1 Mo. SOFR + 1.35%	)#	2/19/2037	10,000,000	9,704,866
MF1 Ltd. 2022-FL8 AS†	2.232% (1 Mo. SOFR + 1.75%	)#	2/19/2037	50,000,000	47,887,797

258	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Mountain View CLO LLC 2017-1A AR†	2.134% (3 Mo. LIBOR + 1.09%	)#	10/16/2029	$39,341,298	$38,947,885
Mountain View CLO LLC 2017-1A BR†	2.794% (3 Mo. LIBOR + 1.75%	)#	10/16/2029	36,501,623	35,576,124
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	3,428,959	3,391,452
New Economy Assets Phase 1 Sponsor LLC 2021-1 A1†	1.91%		10/20/2061	70,550,000	63,033,956
New Economy Assets Phase 1 Sponsor LLC 2021-1 B1†	2.41%		10/20/2061	28,890,000	25,508,743
Newark BSL CLO 1 Ltd. 2016-1A A1R†	2.325% (3 Mo. LIBOR + 1.10%	)#	12/21/2029	66,676,538	66,330,832
Newark BSL CLO 2 Ltd. 2017-1A A1R†	2.154% (3 Mo. LIBOR + .97%	)#	7/25/2030	48,300,000	47,879,366
OCP CLO Ltd. 2019-17A A1R†	2.103% (3 Mo. LIBOR + 1.04%	)#	7/20/2032	157,030,000	153,131,242
Octagon Investment Partners 30 Ltd. 2017-1A A1R†	2.063% (3 Mo. LIBOR + 1.00%	)#	3/17/2030	34,550,000	34,273,077
Octagon Investment Partners 32 Ltd. 2017-1A A1R†	1.994% (3 Mo. LIBOR + .95%	)#	7/15/2029	118,070,000	117,031,620
Octagon Investment Partners 49 Ltd. 2020-5A A1†	2.264% (3 Mo. LIBOR + 1.22%	)#	1/15/2033	79,600,000	78,149,331
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	1.994% (3 Mo. LIBOR + .95%	)#	7/15/2029	43,910,000	43,509,122
Octagon Investment Partners XXI Ltd. 2014-1A AAR3†	2.411% (3 Mo. LIBOR + 1.00%	)#	2/14/2031	95,190,000	92,968,944
OHA Credit Funding 5 Ltd. 2020-5A A1 A1†	2.214% (3 Mo. LIBOR + 1.17%	)#	4/18/2033	39,330,000	38,576,772
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	7,689,000	7,605,475
OneMain Financial Issuance Trust 2019-1A B†	3.79%		2/14/2031	13,653,286	13,652,353
OneMain Financial Issuance Trust 2019-2A A†	3.14%		10/14/2036	75,865,000	71,892,580
OneMain Financial Issuance Trust 2020-2A A†	1.75%		9/14/2035	21,084,000	19,252,220
OneMain Financial Issuance Trust 2020-2A C†	2.76%		9/14/2035	14,375,000	12,915,825
Orange Lake Timeshare Trust 2019-A A†	3.06%		4/9/2038	6,926,867	6,722,821
OZLM XVII Ltd. 2017 17A A1†	2.313% (3 Mo. LIBOR + 1.25%	)#	7/20/2030	14,086,732	14,018,591
Pagaya AI Debt Trust 2022-1 A†	2.03%		10/15/2029	166,724,608	161,888,361

See Notes to Financial Statements.	259

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Perimeter Master Note Business	2.13%		5/15/2027	$90,000,000	$89,258,310	(a)
PFS Financing Corp. 2020-E A†	1.00%		10/15/2025	71,520,000	69,126,662
PFS Financing Corp. 2020-G A†	0.97%		2/15/2026	55,841,000	53,229,791
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	25,771,040	25,372,535
Prima Capital CRE Securitization Ltd. 2013-3A C†	5.00%		10/24/2035	35,011,000	34,755,573
Progress Residential 2021-SFR8 Trust F†	3.181%		10/17/2038	43,080,000	37,642,473
Progress Residential Trust 2021-SFR8 B†	1.681%		10/17/2038	28,310,000	25,322,180
Rad CLO 2 Ltd. 2018-2A AR†	2.124% (3 Mo. LIBOR + 1.08%	)#	10/15/2031	100,220,000	98,867,253
Rad CLO Ltd. 2021-15A A†	1.337% (3 Mo. LIBOR + 1.09%	)#	1/20/2034	105,000,000	102,742,586
Romark CLO Ltd. 2017-1A A1R†	2.214% (3 Mo. LIBOR + 1.03%	)#	10/23/2030	75,250,000	73,971,758
SCF Equipment Leasing LLC 2019-2A A2†	2.47%		4/20/2026	96,557,501	95,768,201
SCF Equipment Leasing LLC 2021-1A A3†	0.83%		8/21/2028	136,635,000	132,817,391
SCF Equipment Leasing LLC 2021-1A B†	1.37%		8/20/2029	14,900,000	13,832,418
SCF Equipment Leasing LLC 2022-1A A3†	2.92%		7/20/2029	111,160,000	107,720,610
SCF Equipment Leasing LLC 2022-1A B†	3.22%		10/21/2030	45,560,000	43,560,663
Signal Peak 8 CLO Ltd. 2020-8A A†	2.333% (3 Mo. LIBOR + 1.27%	)#	4/20/2033	38,000,000	37,418,112
Signal Peak CLO 1 Ltd. 2014-1A AR3†	2.204% (3 Mo. LIBOR + 1.16%	)#	4/17/2034	18,000,000	17,559,000
Sound Point CLO III-R Ltd. 2013-2RA B†	2.494% (3 Mo. LIBOR + 1.45%	)#	4/15/2029	10,000,000	9,763,072
TCI-Flatiron CLO Ltd. 2017-1A AR†	2.404% (3 Mo. LIBOR + .96%	)#	11/18/2030	58,190,000	57,569,494
TCI-Flatiron CLO Ltd. 2018-1A ANR†	2.299% (3 Mo. LIBOR + 1.06%	)#	1/29/2032	35,050,000	34,440,740
TCW CLO Ltd. 2022 1A A1†	2.087% (3 Mo. SOFR + 1.34%	)#	4/22/2033	55,200,000	54,024,240
TICP CLO XIV Ltd. 2019-14A A1R†	2.143% (3 Mo. LIBOR + 1.08%	)#	10/20/2032	58,170,000	56,747,369
TRTX Issuer Ltd. 2019-FL3 A†	2.06% (1 Mo. Term SOFR + 1.26%	)#	10/15/2034	8,221,849	8,165,323
Upstart Securitization Trust 2021-2 A†	0.91%		6/20/2031	38,929,557	38,151,916
Upstart Securitization Trust 2021-5 A†	1.31%		11/20/2031	52,155,814	50,571,101
Venture CLO Ltd. 2018-33A A1LR†	2.104% (3 Mo. LIBOR + 1.06%	)#	7/15/2031	68,200,000	67,362,565
VERDE CLO Ltd. 2019-1A AR†	2.144% (3 Mo. LIBOR + 1.10%	)#	4/15/2032	34,355,000	33,769,002

260	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Verizon Owner Trust 2020-B A	0.47%		2/20/2025	$77,688,000	$76,583,727
Verizon Owner Trust 2020-C A	0.41%		4/21/2025	106,612,000	104,578,269
Wind River CLO Ltd. 2013-1A A1RR†	2.043% (3 Mo. LIBOR + .98%	)#	7/20/2030	133,930,000	132,882,169
Total					8,204,017,307

Packaging & Containers 0.02%
American Express Credit Account Master Trust 2019-3 B	2.20%		4/15/2025	12,714,000	12,729,562

Rec Vehicle Loan 0.21%
Octane Receivables Trust 2021-1A A†	0.93%		3/22/2027	26,745,482	26,040,781
Octane Receivables Trust 2022-1A A2†	4.18%		3/20/2028	95,130,000	95,164,380
Total					121,205,161

Student Loan 0.63%
Navient Private Education Refi Loan Trust 2020-FA A†	1.22%		7/15/2069	51,067,763	49,170,044
Navient Private Education Refi Loan Trust 2021-CA A†	1.06%		10/15/2069	122,731,456	114,875,980
Navient Private Education Refi Loan Trust 2022-A A†	2.23%		7/15/2070	107,176,408	102,345,121
Nelnet Student Loan Trust 2021-A APT1†	1.36%		4/20/2062	51,001,838	47,485,496
SLC Student Loan Trust 2008-1 A4A	2.426% (3 Mo. LIBOR + 1.60%	)#	12/15/2032	16,531,735	16,559,104
SMB Private Education Loan Trust 2021-A A1†	1.375% (1 Mo. LIBOR + .50%	)#	1/15/2053	1,344,376	1,344,060
Towd Point Asset Trust 2018-SL1 A†	1.268% (1 Mo. LIBOR + .60%	)#	1/25/2046	24,099,081	23,975,747
Total					355,755,552
Total Asset-Backed Securities (cost $13,978,184,082)					13,644,239,384

				Shares
COMMON STOCKS 0.00%

Banks
UniCredit Bank AG (cost $701,063)				18,695	1,065,615	(C)

See Notes to Financial Statements.	261

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
CONVERTIBLE BONDS 0.11%

Internet
Weibo Corp. (China)(d) (cost $65,897,290)	1.25%	11/15/2022	$66,436,000	$65,190,325

CORPORATE BONDS 40.25%

Advertising 0.03%
Clear Channel International BV (United Kingdom)†(d)	6.625%	8/1/2025	15,835,000	15,700,244

Aerospace/Defense 0.61%
Boeing Co. (The)	2.196%	2/4/2026	8,914,000	8,172,393
Boeing Co. (The)	4.875%	5/1/2025	29,867,000	30,247,350
Bombardier, Inc. (Canada)†(d)	7.125%	6/15/2026	24,180,000	22,131,954
Bombardier, Inc. (Canada)†(d)	7.875%	4/15/2027	40,000,000	36,557,720
Howmet Aerospace, Inc.	6.875%	5/1/2025	14,000,000	14,992,530
TransDigm UK Holdings plc	6.875%	5/15/2026	11,128,000	11,232,214
TransDigm, Inc.†	6.25%	3/15/2026	132,181,000	134,623,691
TransDigm, Inc.†	8.00%	12/15/2025	84,767,000	88,525,569
Total				346,483,421

Agriculture 0.90%
BAT Capital Corp.	2.789%	9/6/2024	27,255,000	26,762,885
BAT Capital Corp.	3.222%	8/15/2024	166,397,000	165,233,352
BAT International Finance plc (United Kingdom)†(d)	3.95%	6/15/2025	19,560,000	19,451,420
Imperial Brands Finance plc (United Kingdom)†(d)	3.125%	7/26/2024	166,275,000	162,836,927
Imperial Brands Finance plc (United Kingdom)†(d)	3.50%	2/11/2023	18,268,000	18,227,120
Reynolds American, Inc.	4.45%	6/12/2025	41,974,000	42,546,664
Viterra Finance BV (Netherlands)†(d)	2.00%	4/21/2026	47,780,000	42,795,136
Viterra Finance BV (Netherlands)†(d)	4.90%	4/21/2027	36,422,000	36,132,417
Total				513,985,921

Airlines 0.12%
Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(d)	3.875%	3/15/2023	6,602,347	6,510,868
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(d)	5.00%	12/15/2023	5,522,192	5,467,129
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	10/1/2022	9,390,807	9,389,923
American Airlines Group, Inc.†	3.75%	3/1/2025	51,959,000	46,515,515
Total				67,883,435

262	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Apparel 0.04%
PVH Corp.	4.625%		7/10/2025	$19,872,000	$20,031,315

Auto Manufacturers 2.56%
Daimler Finance North America LLC†	3.65%		2/22/2024	22,690,000	22,876,101
Ford Motor Credit Co. LLC	2.30%		2/10/2025	32,814,000	30,629,818
Ford Motor Credit Co. LLC	2.366% (3 Mo. LIBOR + 1.08%	)#	8/3/2022	57,730,000	57,619,167
Ford Motor Credit Co. LLC	2.979%		8/3/2022	26,511,000	26,538,041
Ford Motor Credit Co. LLC	3.087%		1/9/2023	26,383,000	26,330,762
Ford Motor Credit Co. LLC	3.37%		11/17/2023	41,316,000	40,877,018
Ford Motor Credit Co. LLC	3.81%		1/9/2024	16,725,000	16,661,445
Ford Motor Credit Co. LLC	5.584%		3/18/2024	166,755,000	168,948,827
General Motors Co.	5.40%		10/2/2023	24,769,000	25,475,899
General Motors Co.	6.125%		10/1/2025	48,531,000	51,420,511
General Motors Financial Co., Inc.	2.75%		6/20/2025	74,459,000	71,755,055
General Motors Financial Co., Inc.	2.90%		2/26/2025	30,070,000	29,262,003
General Motors Financial Co., Inc.	3.70%		5/9/2023	27,654,000	27,840,824
General Motors Financial Co., Inc.	3.95%		4/13/2024	35,702,000	35,957,451
General Motors Financial Co., Inc.	4.25%		5/15/2023	17,554,000	17,750,738
General Motors Financial Co., Inc.	4.30%		7/13/2025	10,803,000	10,871,697
General Motors Financial Co., Inc.	5.10%		1/17/2024	197,137,000	201,994,676
Hyundai Capital America†	0.80%		1/8/2024	99,441,000	95,142,374
Hyundai Capital America†	0.875%		6/14/2024	84,025,000	79,444,503
Hyundai Capital America†	1.00%		9/17/2024	24,927,000	23,439,303
Hyundai Capital America†	1.25%		9/18/2023	98,674,000	96,125,524
Hyundai Capital America†	1.30%		1/8/2026	39,188,000	35,335,304
Hyundai Capital America†	1.50%		6/15/2026	47,772,000	42,818,805
Hyundai Capital America†	1.80%		10/15/2025	10,345,000	9,582,988
Hyundai Capital America†	2.375%		2/10/2023	39,278,000	39,020,242
Hyundai Capital America†	2.85%		11/1/2022	10,000,000	9,992,202
Hyundai Capital America†	3.00%		6/20/2022	8,435,000	8,437,219
Hyundai Capital America†	3.25%		9/20/2022	32,832,000	32,896,294
Hyundai Capital America†	5.875%		4/7/2025	13,781,000	14,414,474
Hyundai Capital Services, Inc. (South Korea)†(d)	3.00%		8/29/2022	38,997,000	39,001,139
Nissan Motor Acceptance Corp.†	1.671% (3 Mo. LIBOR + .65%	)#	7/13/2022	36,745,000	36,735,125
Stellantis N.V. (Netherlands)(d)	5.25%		4/15/2023	22,137,000	22,482,227
Volkswagen Group of America Finance LLC†	3.35%		5/13/2025	12,983,000	12,816,883
Total					1,460,494,639

See Notes to Financial Statements.	263

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Parts & Equipment 0.32%
Clarios Global LP/Clarios US Finance Co.†	8.50%		5/15/2027	$83,974,000	$83,839,642
IHO Verwaltungs GmbH PIK 5.50% (Germany)†(d)	4.75%		9/15/2026	34,149,055	31,397,836
ZF North America Capital, Inc.†	4.75%		4/29/2025	71,452,000	69,942,577
Total					185,180,055

Banks 11.98%
ABN AMRO Bank N.V. (Netherlands)†(d)	4.75%		7/28/2025	91,639,000	92,867,512
ABN AMRO Bank N.V. (Netherlands)†(d)	4.80%		4/18/2026	48,600,000	48,803,134
AIB Group plc (Ireland)†(d)	4.263% (3 Mo. LIBOR + 1.87%	)#	4/10/2025	103,827,000	103,411,672
AIB Group plc (Ireland)†(d)	4.75%		10/12/2023	70,222,000	70,758,567
Akbank T.A.S. (Turkey)†(d)	5.00%		10/24/2022	4,009,000	3,999,779
Australia & New Zealand Banking Group Ltd. (Australia)†(d)	4.40%		5/19/2026	25,108,000	25,116,464
Australia & New Zealand Banking Group Ltd. (Australia)†(d)	4.50%		3/19/2024	12,844,000	12,984,284
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico)†(d)	5.375%		4/17/2025	28,016,000	28,683,061
Bank of America Corp.	0.523% (SOFR + .41%	)#	6/14/2024	78,938,000	76,697,905
Bank of America Corp.	0.981% (SOFR + .91%	)#	9/25/2025	19,293,000	18,110,155
Bank of America Corp.	1.197% (SOFR + 1.01%	)#	10/24/2026	104,583,000	95,382,364
Bank of America Corp.	1.319% (SOFR + 1.15%	)#	6/19/2026	81,286,000	75,071,900
Bank of America Corp.	1.53% (SOFR + .65%	)#	12/6/2025	40,584,000	38,396,244
Bank of America Corp.	3.093% (3 Mo. LIBOR + 1.09%	)#	10/1/2025	45,485,000	44,766,147
Bank of America Corp.	3.366% (3 Mo. LIBOR + .81%	)#	1/23/2026	60,488,000	59,626,565
Bank of America Corp.	3.384% (SOFR + 1.33%	)#	4/2/2026	109,223,000	107,692,620
Bank of America Corp.	3.55% (3 Mo. LIBOR + .78%	)#	3/5/2024	40,500,000	40,669,648
Bank of America Corp.	3.841% (SOFR + 1.11%	)#	4/25/2025	55,903,000	56,171,162
Bank of America Corp.	3.95%		4/21/2025	97,385,000	98,121,308
Bank of America Corp.	4.00%		1/22/2025	47,739,000	47,996,471

264	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of America Corp.	4.20%		8/26/2024	$68,125,000	$69,280,544
Bank of Ireland Group plc (Ireland)†(d)	2.029% (1 Yr. Treasury CMT + 1.10%	)#	9/30/2027	56,942,000	50,402,171
Bank of Ireland Group plc (Ireland)†(d)	4.50%		11/25/2023	35,213,000	35,559,796
Bank of Montreal (Canada)(d)(e)	3.70%		6/7/2025	63,572,000	63,557,378
BankUnited, Inc.	4.875%		11/17/2025	66,202,000	68,503,575
Barclays plc (United Kingdom)(d)	4.375%		9/11/2024	22,925,000	23,218,974
Barclays plc (United Kingdom)(d)	4.836%		5/9/2028	33,636,000	33,236,615
Barclays plc (United Kingdom)(d)	5.20%		5/12/2026	93,499,000	95,234,248
BBVA Bancomer SA†	4.375%		4/10/2024	25,931,000	26,071,676
BBVA Bancomer SA†	6.75%		9/30/2022	47,751,000	48,358,393
BNP Paribas SA (France)†(d)	1.323% (SOFR + 1.00%	)#	1/13/2027	20,584,000	18,407,391
BNP Paribas SA (France)†(d)	2.219% (SOFR + 2.07%	)#	6/9/2026	6,200,000	5,831,801
BNP Paribas SA (France)†(d)	2.819% (3 Mo. LIBOR + 1.11%	)#	11/19/2025	19,769,000	19,135,346
BNP Paribas SA (France)†(d)	3.375%		1/9/2025	28,155,000	27,852,833
BNP Paribas SA (France)†(d)	4.375%		9/28/2025	17,068,000	17,126,262
BNP Paribas SA (France)†(d)	4.375%		5/12/2026	14,691,000	14,674,673
BNP Paribas SA (France)†(d)	4.705% (3 Mo. LIBOR + 2.24%	)#	1/10/2025	48,892,000	49,488,186
BPCE SA (France)†(d)	2.375%		1/14/2025	14,304,000	13,743,401
BPCE SA (France)†(d)	4.50%		3/15/2025	53,678,000	53,753,666
BPCE SA (France)†(d)	4.875%		4/1/2026	22,232,000	22,379,831
BPCE SA (France)†(d)	5.15%		7/21/2024	5,000,000	5,092,986
Citigroup, Inc.	1.678% (SOFR + 1.67%	)#	5/15/2024	49,728,000	49,091,665
Citigroup, Inc.	2.876% (3 Mo. LIBOR + .95%	)#	7/24/2023	70,699,000	70,720,064
Citigroup, Inc.	3.106% (SOFR + 2.84%	)#	4/8/2026	241,086,000	235,532,427
Citigroup, Inc.	3.29% (SOFR + 1.53%	)#	3/17/2026	15,948,000	15,658,246
Citigroup, Inc.	3.352% (3 Mo. LIBOR + .90%	)#	4/24/2025	37,866,000	37,633,132
Citigroup, Inc.	3.70%		1/12/2026	17,120,000	17,009,804
Citigroup, Inc.	3.875%		3/26/2025	33,016,000	33,078,154
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%	)#	1/10/2028	17,272,000	17,019,605

See Notes to Financial Statements.	265

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Citigroup, Inc.	4.14% (SOFR + 1.37%	)#	5/24/2025	$27,692,000	$27,938,285
Citigroup, Inc.	4.40%		6/10/2025	170,806,000	172,811,999
Citigroup, Inc.	5.50%		9/13/2025	37,065,000	38,812,505
Citizens Bank NA/Providence RI	1.933% (3 Mo. LIBOR + .95%	)#	3/29/2023	22,245,000	22,311,827
Credit Agricole SA (France)†(d)	4.375%		3/17/2025	89,787,000	90,109,969
Credit Suisse AG/New York NY	3.625%		9/9/2024	14,875,000	14,844,492
Credit Suisse Group AG (Switzerland)†(d)	2.193% (SOFR + 2.04%	)#	6/5/2026	42,530,000	39,419,087
Credit Suisse Group AG (Switzerland)†(d)	2.593% (SOFR + 1.56%	)#	9/11/2025	27,460,000	26,286,606
Credit Suisse Group AG (Switzerland)†(d)	4.207% (3 Mo. LIBOR + 1.24%	)#	6/12/2024	17,160,000	17,207,615
Danske Bank A/S (Denmark)†(d)	0.976% (1 Yr. Treasury CMT + .55%	)#	9/10/2025	46,616,000	43,572,051
Danske Bank A/S (Denmark)†(d)	1.171% (1 Yr. Treasury CMT + 1.03%	)#	12/8/2023	145,875,000	144,424,992
Danske Bank A/S (Denmark)†(d)	1.226%		6/22/2024	51,642,000	49,032,115
Danske Bank A/S (Denmark)†(d)	1.621% (1 Yr. Treasury CMT + 1.35%	)#	9/11/2026	46,515,000	42,489,224
Danske Bank A/S (Denmark)†(d)	3.244% (3 Mo. LIBOR + 1.59%	)#	12/20/2025	132,473,000	128,741,579
Danske Bank A/S (Denmark)†(d)	4.298% (1 Yr. Treasury CMT + 1.75%	)#	4/1/2028	37,345,000	36,221,669
Danske Bank A/S (Denmark)†(d)	5.375%		1/12/2024	66,319,000	67,810,686
First-Citizens Bank & Trust Co.	3.929% (SOFR + 3.83%	)#	6/19/2024	21,437,000	21,544,684
FNB Corp.	2.20%		2/24/2023	30,110,000	29,832,548
Goldman Sachs Group, Inc. (The)	0.627% (SOFR + 0.54%	)#	11/17/2023	71,332,000	70,509,446
Goldman Sachs Group, Inc. (The)	0.657% (SOFR + .51%	)#	9/10/2024	78,938,000	76,206,010
Goldman Sachs Group, Inc. (The)	0.673% (SOFR + .57%	)#	3/8/2024	35,345,000	34,642,760
Goldman Sachs Group, Inc. (The)	1.217%		12/6/2023	31,051,000	30,352,851
Goldman Sachs Group, Inc. (The)	1.405% (SOFR + .70%	)#	1/24/2025	77,022,000	76,141,884
Goldman Sachs Group, Inc. (The)	1.948% (SOFR + .91%	)#	10/21/2027	99,142,000	90,488,073

266	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Goldman Sachs Group, Inc. (The)	2.184% (3 Mo. LIBOR + 1.00%	)#	7/24/2023	$45,327,000	$45,267,373
Goldman Sachs Group, Inc. (The)	2.255% (3 Mo. LIBOR + .75%	)#	2/23/2023	47,398,000	47,323,512
Goldman Sachs Group, Inc. (The)	2.64% (SOFR + 1.11%	)#	2/24/2028	38,073,000	35,522,539
Goldman Sachs Group, Inc. (The)	2.905% (3 Mo. LIBOR + .99%	)#	7/24/2023	67,984,000	67,996,671
Goldman Sachs Group, Inc. (The)	2.908% (3 Mo. LIBOR + 1.05%	)#	6/5/2023	90,185,000	90,193,035
Goldman Sachs Group, Inc. (The)	3.272% (3 Mo. LIBOR + 1.20%	)#	9/29/2025	34,934,000	34,611,754
Goldman Sachs Group, Inc. (The)	3.50%		1/23/2025	9,494,000	9,516,201
Goldman Sachs Group, Inc. (The)	3.50%		4/1/2025	79,656,000	79,615,912
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025	25,439,000	25,795,564
HSBC Holdings plc (United Kingdom)(d)	0.732% (SOFR + .53%	)#	8/17/2024	29,988,000	28,958,885
HSBC Holdings plc (United Kingdom)(d)	0.976% (SOFR + .71%	)#	5/24/2025	22,757,000	21,488,605
HSBC Holdings PLC (United Kingdom)(d)	4.25%		3/14/2024	32,390,000	32,792,276
Huntington National Bank (The)	4.008% (SOFR + 1.21%	)#	5/16/2025	16,781,000	16,877,535
ING Groep N.V. (Netherlands)(d)	2.196% (SOFR Index + 1.64%	)#	3/28/2026	5,448,000	5,494,216
Intesa Sanpaolo SpA (Italy)†(d)	3.125%		7/14/2022	7,031,000	7,038,786
Intesa Sanpaolo SpA (Italy)†(d)	3.25%		9/23/2024	20,481,000	20,115,204
Intesa Sanpaolo SpA (Italy)†(d)	5.017%		6/26/2024	165,445,000	164,811,048
Intesa Sanpaolo SpA (Italy)†(d)	5.71%		1/15/2026	82,517,000	83,209,304
JPMorgan Chase & Co.	0.768% (SOFR + .49%	)#	8/9/2025	78,538,000	73,895,885
JPMorgan Chase & Co.	0.824% (SOFR + .54%	)#	6/1/2025	91,927,000	87,210,092
JPMorgan Chase & Co.	1.701% (SOFR + .92%	)#	2/24/2026	57,956,000	57,213,647
JPMorgan Chase & Co.	1.961% (SOFR + 1.18%	)#	2/24/2028	38,901,000	38,236,056
JPMorgan Chase & Co.	3.875%		9/10/2024	36,075,000	36,560,529
KeyCorp	3.878% (SOFR + 1.25%	)#	5/23/2025	15,399,000	15,547,035
Lloyds Banking Group plc (United Kingdom)(d)	1.326% (1 Yr. Treasury CMT + 1.10%	)#	6/15/2023	58,888,000	58,884,921

See Notes to Financial Statements.	267

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Lloyds Banking Group plc (United Kingdom)(d)	4.582%		12/10/2025	$18,348,000	$18,460,879
Lloyds Banking Group plc (United Kingdom)(d)	4.65%		3/24/2026	29,589,000	29,797,418
Macquarie Bank Ltd. (Australia)†(d)	4.875%		6/10/2025	32,811,000	33,232,074
Macquarie Group Ltd. (Australia)†(d)	1.201% (SOFR + .69%	)#	10/14/2025	40,033,000	37,416,786
Macquarie Group Ltd. (Australia)†(d)	1.34% (SOFR + 1.07%	)#	1/12/2027	33,697,000	30,207,993
Macquarie Group Ltd. (Australia)†(d)	3.189% (3 Mo. LIBOR + 1.02%	)#	11/28/2023	39,372,000	39,379,100
Macquarie Group Ltd. (Australia)†(d)	4.15% (3 Mo. LIBOR + 1.33%	)#	3/27/2024	45,740,000	46,004,225
Mitsubishi UFJ Financial Group, Inc. (Japan)(d)	0.953% (1 Yr. Treasury CMT + .55%	)#	7/19/2025	58,686,000	55,368,851
Morgan Stanley	0.79% (SOFR + .53%	)#	5/30/2025	94,058,000	88,824,410
Morgan Stanley	0.791% (SOFR + .51%	)#	1/22/2025	98,685,000	94,450,932
Morgan Stanley	2.584% (3 Mo. LIBOR + 1.40%	)#	10/24/2023	56,465,000	56,630,138
Morgan Stanley	3.62% (SOFR + 1.16%	)#	4/17/2025	46,263,000	46,331,398
Morgan Stanley	3.737% (3 Mo. LIBOR + .85%	)#	4/24/2024	64,003,000	64,296,315
Morgan Stanley	4.10%		5/22/2023	37,978,000	38,481,328
Morgan Stanley	5.00%		11/24/2025	24,442,000	25,316,564
Natwest Group plc (United Kingdom)(d)	5.125%		5/28/2024	18,213,000	18,521,430
NatWest Group plc (United Kingdom)(d)	3.875%		9/12/2023	27,850,000	28,023,802
NatWest Markets plc (United Kingdom)†(d)	0.80%		8/12/2024	23,409,000	21,997,069
NatWest Markets plc (United Kingdom)†(d)	3.479%		3/22/2025	58,257,000	57,838,140
Nordea Bank Abp (Finland)(d)(e)	3.60%		6/6/2025	37,771,000	37,767,978
Nordea Bank Abp (Finland)†(d)	4.25%		9/21/2022	18,035,000	18,138,784
People’s United Bank NA	4.00%		7/15/2024	5,725,000	5,787,296
Popular, Inc.	6.125%		9/14/2023	13,517,000	13,733,272
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%	)#	1/6/2028	35,038,000	31,854,077
Santander Holdings USA, Inc.	3.244%		10/5/2026	44,492,000	42,622,129
Santander Holdings USA, Inc.	3.45%		6/2/2025	13,839,000	13,614,052
Santander Holdings USA, Inc.	3.50%		6/7/2024	38,764,000	38,589,644
Santander UK Group Holdings plc (United Kingdom)(d)	1.089% (SOFR + .79%	)#	3/15/2025	13,611,000	12,895,519

268	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Santander UK Group Holdings plc (United Kingdom)(d)	2.469% (SOFR + 1.22%	)#	1/11/2028	$37,697,000	$34,376,784
Santander UK Group Holdings plc (United Kingdom)(d)	3.373% (3 Mo. LIBOR + 1.08%	)#	1/5/2024	60,653,000	60,661,243
Santander UK Group Holdings plc (United Kingdom)†(d)	4.75%		9/15/2025	41,909,000	42,052,409
Santander UK Group Holdings plc (United Kingdom)(d)	4.796% (3 Mo. LIBOR + 1.57%	)#	11/15/2024	10,000,000	10,151,309
Societe Generale SA (France)†(d)	2.226% (1 Yr. Treasury CMT + 1.05%	)#	1/21/2026	76,944,000	72,563,455
Standard Chartered plc (United Kingdom)†(d)	0.991% (1 Yr. Treasury CMT + .78%	)#	1/12/2025	100,594,000	96,043,085
Standard Chartered plc (United Kingdom)†(d)	1.214% (1 Yr. Treasury CMT + .88%	)#	3/23/2025	10,244,000	9,766,727
Standard Chartered plc (United Kingdom)†(d)	1.319% (1 Yr. Treasury CMT + 1.17%	)#	10/14/2023	37,814,000	37,528,944
Standard Chartered plc (United Kingdom)†(d)	2.819% (3 Mo. LIBOR + 1.21%	)#	1/30/2026	8,168,000	7,843,247
Standard Chartered plc (United Kingdom)†(d)	3.885% (3 Mo. LIBOR + 1.08%	)#	3/15/2024	21,000,000	21,043,039
Standard Chartered plc (United Kingdom)†(d)	5.20%		1/26/2024	15,029,000	15,340,345
Synovus Financial Corp.	3.125%		11/1/2022	1,981,000	1,983,388
UBS AG (Switzerland)(d)	5.125%		5/15/2024	97,473,000	99,108,110
UBS AG	7.625%		8/17/2022	153,627,000	155,085,899
UBS Group AG (Switzerland)†(d)	1.008% (1 Yr. Treasury CMT + .83%	)#	7/30/2024	41,646,000	40,526,566
UBS Group AG (Switzerland)†(d)	4.488% (1 Yr. Treasury CMT + 1.55%	)#	5/12/2026	24,578,000	24,841,269
UniCredit SpA (Italy)†(d)	7.83%		12/4/2023	38,610,000	40,496,586
Wells Fargo & Co.	2.469% (3 Mo. LIBOR + 1.23%	)#	10/31/2023	38,415,000	38,522,419
Wells Fargo & Co.	3.55%		9/29/2025	12,924,000	12,929,262
Total					6,824,355,036

Chemicals 0.13%
Braskem Finance Ltd. (Cayman Islands)(d)	6.45%		2/3/2024	27,379,000	28,741,242
Celanese US Holdings LLC	4.625%		11/15/2022	13,876,000	13,993,158
Orbia Advance Corp. SAB de CV (Mexico)†(d)	1.875%		5/11/2026	36,739,000	33,021,381
Total					75,755,781

See Notes to Financial Statements.	269

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Commercial Services 0.47%
Adani Ports & Special Economic Zone Ltd. (India)†(d)	3.375%	7/24/2024	$30,600,000	$30,117,581
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%	7/15/2027	18,227,000	17,161,450
Ashtead Capital, Inc.†	4.00%	5/1/2028	28,978,000	27,693,524
Ashtead Capital, Inc.†	4.375%	8/15/2027	52,077,000	50,913,860
Nielsen Co. Luxembourg S.a.r.l. (The) (Luxembourg)†(d)	5.00%	2/1/2025	14,287,000	14,175,759
Sabre GLBL, Inc.†	7.375%	9/1/2025	59,869,000	59,225,408
Triton Container International Ltd.†	0.80%	8/1/2023	39,505,000	38,164,451
Triton Container International Ltd.†	1.15%	6/7/2024	32,498,000	30,567,242
Total				268,019,275

Computers 0.23%
Dell International LLC/EMC Corp.	4.00%	7/15/2024	11,901,000	12,026,360
Dell International LLC/EMC Corp.	5.45%	6/15/2023	63,178,000	64,442,808
Dell International LLC/EMC Corp.	5.85%	7/15/2025	37,892,000	39,860,008
Dell International LLC/EMC Corp.	6.02%	6/15/2026	13,480,000	14,249,176
Total				130,578,352

Distribution/Wholesale 0.09%
KAR Auction Services, Inc.†	5.125%	6/1/2025	52,625,000	52,823,396

Diversified Financial Services 3.60%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	1.75%	10/29/2024	31,795,000	29,806,318
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	2.875%	8/14/2024	30,354,000	29,403,301
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.15%	2/15/2024	19,000,000	18,547,740
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.50%	1/15/2025	22,804,000	22,123,495
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.875%	1/16/2024	27,911,000	28,124,194
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	6.50%	7/15/2025	23,021,000	24,051,516
Air Lease Corp.	4.25%	2/1/2024	24,197,000	24,304,658
Aircastle Ltd.	4.40%	9/25/2023	52,900,000	52,971,885
Aircastle Ltd.	5.00%	4/1/2023	39,893,000	40,307,962
Aircastle Ltd.†	5.25%	8/11/2025	62,465,000	62,367,580
Alliance Data Systems Corp.†	4.75%	12/15/2024	86,014,000	81,607,073
Alliance Data Systems Corp.†	7.00%	1/15/2026	57,232,000	56,292,823

270	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Ally Financial, Inc.	1.45%		10/2/2023	$11,837,000	$11,574,607
Ally Financial, Inc.	3.875%		5/21/2024	79,117,000	79,573,888
Ally Financial, Inc.	4.625%		3/30/2025	31,811,000	32,382,581
Ally Financial, Inc.	5.125%		9/30/2024	91,001,000	93,936,012
Ally Financial, Inc.	5.75%		11/20/2025	145,576,000	150,022,615
Aviation Capital Group LLC†	1.95%		1/30/2026	27,395,000	24,520,921
Aviation Capital Group LLC†	3.875%		5/1/2023	59,242,000	59,133,182
Aviation Capital Group LLC†	5.50%		12/15/2024	56,550,000	57,549,686
Avolon Holdings Funding Ltd. (Ireland)†(d)	2.125%		2/21/2026	23,269,000	20,808,018
Avolon Holdings Funding Ltd. (Ireland)†(d)	3.95%		7/1/2024	10,307,000	10,083,028
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.25%		4/15/2026	22,567,000	21,616,878
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.375%		5/1/2026	19,759,000	19,040,047
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.125%		10/1/2023	112,721,000	113,774,537
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.25%		5/15/2024	47,066,000	47,278,716
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.50%		1/15/2023	27,137,000	27,322,759
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.50%		1/15/2026	20,268,000	20,249,765
Capital One Financial Corp.	1.959% (3 Mo. LIBOR + .72%	)#	1/30/2023	23,854,000	23,838,672
Capital One Financial Corp.	4.166% (SOFR + 1.37%	)#	5/9/2025	30,746,000	30,976,676
Citigroup Global Markets Holdings, Inc.	0.75%		6/7/2024	62,101,000	58,668,592
Intercontinental Exchange, Inc.	3.65%		5/23/2025	57,305,000	58,075,523
Morgan Stanley Domestic Holdings, Inc.	2.95%		8/24/2022	24,738,000	24,773,922
Muthoot Finance Ltd. (India)†(d)	4.40%		9/2/2023	4,501,000	4,463,867
Muthoot Finance Ltd. (India)†(d)	6.125%		10/31/2022	25,282,000	25,355,065
Navient Corp.	5.50%		1/25/2023	49,868,000	50,065,996
Navient Corp.	5.875%		10/25/2024	80,407,000	80,830,343
Navient Corp.	6.125%		3/25/2024	100,605,000	100,567,083
Navient Corp.	7.25%		9/25/2023	29,422,000	30,151,553
OneMain Finance Corp.	5.625%		3/15/2023	15,261,000	15,394,763
OneMain Finance Corp.	6.125%		3/15/2024	49,040,000	49,597,412
OneMain Finance Corp.	8.25%		10/1/2023	35,967,000	37,019,754
Park Aerospace Holdings Ltd. (Ireland)†(d)	4.50%		3/15/2023	54,041,000	54,122,213
Park Aerospace Holdings Ltd. (Ireland)†(d)	5.25%		8/15/2022	23,209,000	23,259,219
Park Aerospace Holdings Ltd. (Ireland)†(d)	5.50%		2/15/2024	125,847,000	127,059,860
Total					2,052,996,298

See Notes to Financial Statements.	271

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric 2.29%
AES Corp. (The)†	3.30%	7/15/2025	$75,993,000	$74,160,429
Alexander Funding Trust†	1.841%	11/15/2023	87,343,000	84,183,330
American Electric Power Co., Inc.	2.031%	3/15/2024	29,500,000	28,787,451
Ausgrid Finance Pty Ltd. (Australia)†(d)	3.85%	5/1/2023	74,470,000	74,721,124
Calpine Corp.†	5.25%	6/1/2026	55,347,000	54,088,686
Cleveland Electric Illuminating Co. (The)	5.50%	8/15/2024	10,475,000	10,970,524
Comision Federal de Electricidad (Mexico)†(d)	4.875%	1/15/2024	68,873,000	69,554,843
Fells Point Funding Trust†	3.046%	1/31/2027	64,962,000	61,459,401
FirstEnergy Corp.	1.60%	1/15/2026	18,065,000	16,426,685
FirstEnergy Corp.	2.05%	3/1/2025	71,006,000	66,393,095
FirstEnergy Transmission LLC†	4.35%	1/15/2025	125,251,000	125,663,341
IPALCO Enterprises, Inc.	3.70%	9/1/2024	18,119,000	18,125,726
Israel Electric Corp. Ltd. (Israel)†(d)	5.00%	11/12/2024	9,974,000	10,272,821
Israel Electric Corp. Ltd. (Israel)†(d)	6.875%	6/21/2023	31,698,000	32,844,517
Jersey Central Power & Light Co.†	4.70%	4/1/2024	50,436,000	51,217,041
NRG Energy, Inc.†	3.75%	6/15/2024	90,412,000	89,705,564
OGE Energy Corp.	0.703%	5/26/2023	9,350,000	9,137,964
Pacific Gas and Electric Co.	1.367%	3/10/2023	42,547,000	41,579,894
Pacific Gas and Electric Co.	3.15%	1/1/2026	120,273,909	113,295,973
Southern Co. (The)	5.113%	8/1/2027	48,507,000	49,882,580
TransAlta Corp. (Canada)(d)	4.50%	11/15/2022	23,370,000	23,444,589
Vistra Operations Co. LLC†	3.55%	7/15/2024	145,238,000	142,585,370
Vistra Operations Co. LLC†	4.875%	5/13/2024	58,220,000	58,520,997
Total				1,307,021,945

Energy-Alternate Sources 0.18%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026	42,824,000	42,927,634
Greenko Dutch BV (Netherlands)†(d)	3.85%	3/29/2026	31,377,560	28,871,121
Greenko Mauritius Ltd. (India)†(d)	6.25%	2/21/2023	29,255,000	29,446,620
Total				101,245,375

Engineering & Construction 0.01%
Fluor Corp.	3.50%	12/15/2024	5,273,000	5,195,487

Entertainment 0.48%
Caesars Entertainment, Inc.†	6.25%	7/1/2025	59,383,000	60,227,426
Caesars Entertainment, Inc.†	8.125%	7/1/2027	90,775,000	92,495,186
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%	7/1/2025	11,198,000	11,256,398
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.50%	5/1/2025	15,643,000	15,900,249

272	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Entertainment (continued)
International Game Technology plc†	6.50%	2/15/2025	$18,963,000	$19,507,617
Live Nation Entertainment, Inc.†	4.875%	11/1/2024	18,301,000	18,174,815
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc.†	8.50%	11/15/2027	20,807,000	22,601,604
Scientific Games International, Inc.†	8.625%	7/1/2025	33,565,000	35,464,443
Total				275,627,738

Food 0.32%
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(d)	5.625%	8/15/2026	27,478,000	24,361,995
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028	40,599,000	41,955,497
NBM US Holdings, Inc.†	7.00%	5/14/2026	49,168,000	50,850,529
Pilgrim’s Pride Corp.†	5.875%	9/30/2027	18,904,000	19,376,033
US Foods, Inc.†	6.25%	4/15/2025	45,004,000	46,409,025
Total				182,953,079

Food Service 0.01%
Aramark Services, Inc.†	5.00%	4/1/2025	5,671,000	5,673,297

Forest Products & Paper 0.03%
Suzano Austria GmbH (Brazil)†(d)	5.75%	7/14/2026	18,736,000	19,740,812

Gas 0.38%
Atmos Energy Corp.	0.625%	3/9/2023	32,511,000	32,112,097
National Fuel Gas Co.	5.50%	1/15/2026	90,555,000	93,584,779
National Fuel Gas Co.	7.395%	3/30/2023	3,993,000	4,033,472
ONE Gas, Inc.	0.85%	3/11/2023	41,230,000	40,626,204
ONE Gas, Inc.	1.10%	3/11/2024	49,259,000	47,231,247
Total				217,587,799

Health Care-Services 0.59%
Centene Corp.	4.25%	12/15/2027	52,114,000	51,932,383
HCA, Inc.	5.00%	3/15/2024	36,593,000	37,549,828
HCA, Inc.	5.25%	4/15/2025	193,688,000	201,060,311
HCA, Inc.	5.25%	6/15/2026	18,631,000	19,326,212
HCA, Inc.	8.36%	4/15/2024	24,106,000	25,876,947
Total				335,745,681

Home Builders 0.17%
Lennar Corp.	4.50%	4/30/2024	33,705,000	34,171,283
Lennar Corp.	4.875%	12/15/2023	15,364,000	15,646,112
PulteGroup, Inc.	5.50%	3/1/2026	4,756,000	4,972,469

See Notes to Financial Statements.	273

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Home Builders (continued)
Toll Brothers Finance Corp.	4.375%	4/15/2023	$16,223,000	$16,263,612
Toll Brothers Finance Corp.	4.875%	11/15/2025	24,292,000	24,551,597
Total				95,605,073

Housewares 0.19%
Newell Brands, Inc.	4.10%	4/1/2023	56,481,000	56,490,602
Newell Brands, Inc.	4.45%	4/1/2026	41,636,000	41,515,880
Newell Brands, Inc.	4.875%	6/1/2025	11,189,000	11,353,338
Total				109,359,820

Insurance 1.10%
Aon Corp.	8.205%	1/1/2027	62,792,000	69,959,794
CNO Financial Group, Inc.	5.25%	5/30/2025	90,846,000	93,667,540
CNO Global Funding †	1.75%	10/7/2026	29,008,000	26,311,133
Corebridge Financial, Inc.†	3.50%	4/4/2025	25,000,000	24,784,135
F&G Global Funding†	0.90%	9/20/2024	31,336,000	29,289,714
F&G Global Funding†	1.75%	6/30/2026	29,365,000	26,677,890
F&G Global Funding†	2.30%	4/11/2027	58,675,000	53,732,811
Fidelity & Guaranty Life Holdings, Inc.†	5.50%	5/1/2025	49,979,000	51,726,508
GA Global Funding Trust†	0.80%	9/13/2024	24,170,000	22,513,399
GA Global Funding Trust†	3.85%	4/11/2025	58,346,000	57,989,197
HUB International Ltd.†	7.00%	5/1/2026	30,089,000	30,438,634
Jackson National Life Global Funding†	1.75%	1/12/2025	30,601,000	29,165,341
Kemper Corp.	4.35%	2/15/2025	25,199,000	25,321,941
Peachtree Corners Funding Trust†	3.976%	2/15/2025	21,890,000	22,000,210
USI, Inc.†	6.875%	5/1/2025	61,783,000	60,886,635
Total				624,464,882

Internet 1.09%
Baidu, Inc. (China)(d)	3.075%	4/7/2025	8,000,000	7,862,222
Baidu, Inc. (China)(d)	3.875%	9/29/2023	104,889,000	105,819,774
Baidu, Inc. (China)(d)	4.375%	5/14/2024	94,629,000	96,218,895
Netflix, Inc.†	3.625%	6/15/2025	57,545,000	56,606,153
Netflix, Inc.	4.375%	11/15/2026	159,741,000	159,568,480
Netflix, Inc.	5.875%	2/15/2025	83,995,000	87,777,295
Prosus N.V. (Netherlands)†(d)	3.257%	1/19/2027	68,380,000	61,000,448
VeriSign, Inc.	4.75%	7/15/2027	5,486,000	5,482,456
VeriSign, Inc.	5.25%	4/1/2025	10,000,000	10,377,258
Weibo Corp. (China)(d)	3.50%	7/5/2024	30,217,000	29,680,205
Total				620,393,186

274	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Iron-Steel 0.30%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(d)	8.75%	7/15/2026	$13,849,000	$12,472,617
CSN Resources SA (Brazil)†(d)	7.625%	4/17/2026	8,956,000	9,264,042
POSCO (South Korea)†(d)	2.375%	11/12/2022	28,700,000	28,656,812
Steel Dynamics, Inc.	5.00%	12/15/2026	43,625,000	44,293,282
Vale Overseas Ltd. (Brazil)(d)	6.25%	8/10/2026	68,188,000	73,433,021
Total				168,119,774

Leisure Time 0.34%
Carnival Corp.†	9.875%	8/1/2027	25,122,000	26,676,424
Carnival Corp.†	10.50%	2/1/2026	55,000,000	59,303,750
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	9,681,000	9,723,209
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	88,550,000	96,143,605
Total				191,846,988

Lodging 0.21%
Hyatt Hotels Corp.	1.30%	10/1/2023	46,656,000	45,565,018
Hyatt Hotels Corp.	1.80%	10/1/2024	39,327,000	37,690,447
MGM Resorts International	6.75%	5/1/2025	15,055,000	15,332,313
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	4.25%	5/30/2023	8,311,000	8,194,231
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	15,580,529	15,227,241
Total				122,009,250

Machinery-Diversified 0.25%
CNH Industrial N.V. (United Kingdom)(d)	4.50%	8/15/2023	48,535,000	49,235,493
Granite US Holdings Corp.†	11.00%	10/1/2027	16,193,000	15,757,651
Westinghouse Air Brake Technologies Corp.	4.375%	8/15/2023	25,687,000	25,893,308
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024	52,901,000	53,576,977
Total				144,463,429

Media 0.20%
AMC Networks, Inc.	5.00%	4/1/2024	10,770,000	10,754,006
FactSet Research Systems, Inc.	2.90%	3/1/2027	30,768,000	29,273,589
Univision Communications, Inc.†	5.125%	2/15/2025	74,762,000	73,922,423
Total				113,950,018

Mining 1.85%
Alcoa Nederland Holding BV (Netherlands)†(d)	5.50%	12/15/2027	89,441,000	90,144,006
Alcoa Nederland Holding BV (Netherlands)†(d)	6.125%	5/15/2028	12,615,000	12,830,994
Anglo American Capital plc (United Kingdom)†(d)	3.625%	9/11/2024	113,828,000	113,612,641
Anglo American Capital plc (United Kingdom)†(d)	4.875%	5/14/2025	50,235,000	51,459,413

See Notes to Financial Statements.	275

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining (continued)
First Quantum Minerals Ltd. (Canada)†(d)	7.25%	4/1/2023	$43,999,000	$44,098,068
First Quantum Minerals Ltd. (Canada)†(d)	7.50%	4/1/2025	54,978,000	55,503,998
FMG Resources August 2006 Pty Ltd. (Australia)†(d)	5.125%	5/15/2024	41,441,000	42,279,973
Freeport Indonesia PT (Indonesia)†(d)	4.763%	4/14/2027	31,203,000	31,437,022
Freeport-McMoRan, Inc.	3.875%	3/15/2023	26,839,000	26,977,920
Freeport-McMoRan, Inc.	4.125%	3/1/2028	15,121,000	14,539,900
Freeport-McMoRan, Inc.	4.375%	8/1/2028	40,048,000	38,768,867
Freeport-McMoRan, Inc.	4.55%	11/14/2024	55,328,000	56,415,346
Freeport-McMoRan, Inc.	5.00%	9/1/2027	49,995,000	50,864,163
Glencore Finance Canada Ltd. (Canada)†(d)	4.25%	10/25/2022	76,066,000	76,508,583
Glencore Funding LLC†	1.625%	4/27/2026	28,258,000	25,638,790
Glencore Funding LLC†	4.00%	3/27/2027	50,850,000	49,987,600
Glencore Funding LLC†	4.125%	5/30/2023	58,063,000	58,664,533
Glencore Funding LLC†	4.125%	3/12/2024	51,796,000	52,198,478
Glencore Funding LLC†	4.625%	4/29/2024	93,206,000	94,618,426
Kinross Gold Corp. (Canada)(d)	5.95%	3/15/2024	43,332,000	44,930,672
Novelis Corp.†	3.25%	11/15/2026	24,654,000	22,679,584
Total				1,054,158,977

Miscellaneous Manufacturing 0.06%
Gates Global LLC/Gates Corp.†	6.25%	1/15/2026	33,732,000	32,993,775

Oil & Gas 3.44%
Callon Petroleum Co.	6.125%	10/1/2024	20,273,000	20,228,399
Cenovus Energy, Inc. (Canada)(d)	5.375%	7/15/2025	63,981,000	66,855,192
Continental Resources, Inc.†	2.268%	11/15/2026	65,937,000	60,581,927
Continental Resources, Inc.	3.80%	6/1/2024	144,495,000	145,548,369
Continental Resources, Inc.	4.50%	4/15/2023	41,599,000	42,164,746
Coterra Energy, Inc.†	4.375%	6/1/2024	93,364,000	94,461,500
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	120,328,000	121,413,359
Devon Energy Corp.	5.25%	9/15/2024	75,558,000	78,065,319
Devon Energy Corp.	5.25%	10/15/2027	78,874,000	80,118,225
Devon Energy Corp.	5.875%	6/15/2028	27,374,000	28,544,418
Devon Energy Corp.	8.25%	8/1/2023	26,781,000	28,161,201
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	42,185,000	43,073,627
Endeavor Energy Resources LP/EER Finance, Inc.†	6.625%	7/15/2025	46,086,000	47,752,239
Eni SpA (Italy)†(d)	4.00%	9/12/2023	29,551,000	29,840,763
EQT Corp.†	3.125%	5/15/2026	53,518,000	50,589,227
EQT Corp.	3.90%	10/1/2027	44,000,000	42,473,640

276	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
EQT Corp.	6.625%		2/1/2025	$103,028,000	$107,559,171
Equinor ASA (Norway)†(d)	7.875%		12/9/2022	7,000,000	7,182,270
Hess Corp.	3.50%		7/15/2024	9,413,000	9,381,681
Laredo Petroleum, Inc.	9.50%		1/15/2025	70,911,000	73,634,692
Lundin Energy Finance BV (Netherlands)†(d)	2.00%		7/15/2026	96,528,000	87,925,854
Matador Resources Co.	5.875%		9/15/2026	111,577,000	112,828,894
Murphy Oil Corp.(e)	6.875%		8/15/2024	4,616,000	4,664,491
Occidental Petroleum Corp.	5.55%		3/15/2026	55,020,000	57,374,856
Occidental Petroleum Corp.	6.95%		7/1/2024	63,888,000	67,862,792
OGX Austria GmbH (Brazil)†(d)(f)	8.50%		6/1/2018	31,150,000	623
Ovintiv Exploration, Inc.	5.375%		1/1/2026	56,331,000	58,344,811
Ovintiv Exploration, Inc.	5.625%		7/1/2024	12,990,000	13,671,484
Parsley Energy LLC/Parsley Finance Corp.†	4.125%		2/15/2028	26,480,000	25,249,407
Parsley Energy LLC/Parsley Finance Corp.†	5.625%		10/15/2027	9,732,000	9,613,473
PDC Energy, Inc.	5.75%		5/15/2026	42,783,000	43,015,953
PDC Energy, Inc.	6.125%		9/15/2024	16,511,000	16,630,127
Petroleos Mexicanos (Mexico)(d)	6.875%		8/4/2026	91,230,000	90,389,316
Precision Drilling Corp. (Canada)†(d)	7.125%		1/15/2026	6,856,000	6,867,033
Range Resources Corp.	5.00%		3/15/2023	5,000,000	5,017,575
SM Energy Co.†	10.00%		1/15/2025	51,990,000	56,133,603
Suncor Energy, Inc. (Canada)(d)	7.875%		6/15/2026	23,854,000	27,192,213
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(d)	2.625%		8/15/2025	56,251,000	49,669,633
Valero Energy Corp.	2.85%		4/15/2025	3,172,000	3,110,660
Viper Energy Partners LP†	5.375%		11/1/2027	48,216,000	48,081,651
Total					1,961,274,414

Oil & Gas Services 0.05%
Oceaneering International, Inc.	4.65%		11/15/2024	28,225,000	27,779,327

Pharmaceuticals 0.76%
Bayer US Finance II LLC†	1.836% (3 Mo. LIBOR + 1.01%	)#	12/15/2023	125,880,000	126,259,676
Bayer US Finance II LLC†	3.875%		12/15/2023	138,894,000	140,077,446
Bayer US Finance II LLC†	4.25%		12/15/2025	92,758,000	93,664,445
Becton Dickinson & Co.	1.613% (3 Mo. LIBOR + 1.03%	)#	6/6/2022	28,271,000	28,272,797
Cigna Corp.	1.934% (3 Mo. LIBOR + .89%	)#	7/15/2023	43,170,000	43,356,026
Total					431,630,390

See Notes to Financial Statements.	277

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pipelines 1.86%
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	$170,595,000	$177,584,214
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024	159,730,000	167,752,200
Energy Transfer Operating LP	4.25%		3/15/2023	65,435,000	65,822,675
Energy Transfer Operating LP	5.875%		1/15/2024	87,329,000	89,967,589
Florida Gas Transmission Co. LLC†	3.875%		7/15/2022	3,623,000	3,628,557
Kinder Morgan, Inc.	2.324% (3 Mo. LIBOR + 1.28%	)#	1/15/2023	11,775,000	11,796,743
MPLX LP	3.50%		12/1/2022	2,009,000	2,016,740
MPLX LP	4.00%		2/15/2025	14,400,000	14,379,181
NOVA Gas Transmission Ltd. (Canada)(d)	7.875%		4/1/2023	11,089,000	11,492,248
ONEOK Partners LP	4.90%		3/15/2025	12,738,000	13,020,377
ONEOK Partners LP	5.00%		9/15/2023	7,656,000	7,787,241
ONEOK, Inc.	7.50%		9/1/2023	28,775,000	30,100,221
Plains All American Pipeline LP/PAA Finance Corp.	4.65%		10/15/2025	50,709,000	51,383,113
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	126,720,000	128,859,994
Sabine Pass Liquefaction LLC	5.75%		5/15/2024	134,798,000	139,320,667
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%		7/15/2027	85,876,000	89,304,170
Texas Eastern Transmission LP†	2.80%		10/15/2022	15,598,000	15,600,892
Western Midstream Operating LP	2.621% (3 Mo. LIBOR + 1.85%	)#	1/13/2023	38,884,000	38,537,548
Total					1,058,354,370

REITS 1.23%
American Tower Corp.	3.65%		3/15/2027	49,880,000	48,571,397
Brixmor Operating Partnership LP	3.65%		6/15/2024	39,260,000	39,065,075
EPR Properties	4.50%		4/1/2025	7,208,000	7,157,979
EPR Properties	4.50%		6/1/2027	54,601,000	52,371,368
EPR Properties	4.75%		12/15/2026	27,415,000	26,862,899
GLP Capital LP/GLP Financing II, Inc.	5.25%		6/1/2025	25,105,000	25,143,034
GLP Capital LP/GLP Financing II, Inc.	5.375%		4/15/2026	11,000,000	11,046,253
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026	11,066,000	10,253,202
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%		4/15/2025	39,668,000	40,286,226
iStar, Inc.	5.50%		2/15/2026	30,478,000	30,678,240
Kilroy Realty LP	4.375%		10/1/2025	10,037,000	10,107,364
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%		10/1/2025	39,100,000	37,513,909
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer†	7.50%		6/1/2025	33,996,000	35,309,724

278	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
REITS (continued)
SL Green Operating Partnership LP	3.25%		10/15/2022	$40,027,000	$40,076,074
SL Green Realty Corp.	4.50%		12/1/2022	45,876,000	46,055,542
VICI Properties LP/VICI Note Co., Inc.†	3.50%		2/15/2025	45,291,000	43,419,576
VICI Properties LP/VICI Note Co., Inc.†	3.75%		2/15/2027	40,353,000	37,608,996
VICI Properties LP/VICI Note Co., Inc.†	4.625%		6/15/2025	4,031,000	3,939,859
VICI Properties LP/VICI Note Co., Inc.†	5.625%		5/1/2024	27,746,000	28,083,808
Vornado Realty LP	2.15%		6/1/2026	17,704,000	16,169,419
Vornado Realty LP	3.50%		1/15/2025	23,249,000	22,957,170
WEA Finance LLC/Westfield UK & Europe Finance plc†	3.75%		9/17/2024	87,757,000	86,383,384
Total					699,060,498

Retail 0.11%
Arcos Dorados Holdings, Inc. (Uruguay)†(d)	5.875%		4/4/2027	6,085,000	6,049,677
Sally Holdings LLC/Sally Capital, Inc.	5.625%		12/1/2025	13,081,000	12,756,133
Specialty Building Products Holdings LLC/SBP Finance Corp.†	6.375%		9/30/2026	26,650,000	24,639,924
Staples, Inc.†	7.50%		4/15/2026	21,050,000	19,478,615
Total					62,924,349

Savings & Loans 0.22%
Nationwide Building Society (United Kingdom)†(d)	2.072% (SOFR + 1.29%	)#	2/16/2028	40,000,000	38,826,434
Nationwide Building Society (United Kingdom)†(d)	3.766% (3 Mo. LIBOR + 1.06%	)#	3/8/2024	19,009,000	19,039,707
Nationwide Building Society (United Kingdom)†(d)	4.00%		9/14/2026	27,100,000	26,452,835
People’s United Financial, Inc.	3.65%		12/6/2022	40,480,000	40,626,783
Total					124,945,759

Semiconductors 0.68%
Microchip Technology, Inc.	0.972%		2/15/2024	95,426,000	91,505,548
Microchip Technology, Inc.	2.67%		9/1/2023	126,267,000	125,403,810
Microchip Technology, Inc.	4.25%		9/1/2025	54,763,000	54,531,247
Microchip Technology, Inc.	4.333%		6/1/2023	64,279,000	65,047,421
Qorvo, Inc.†	1.75%		12/15/2024	30,312,000	28,892,792
SK Hynix, Inc. (South Korea)†(d)	1.00%		1/19/2024	4,977,000	4,779,306
SK Hynix, Inc. (South Korea)†(d)	1.50%		1/19/2026	20,657,000	18,836,591
Total					388,996,715

See Notes to Financial Statements.	279

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Shipbuilding 0.05%
Huntington Ingalls Industries, Inc.	3.844%		5/1/2025	$26,743,000	$26,669,014

Software 0.23%
Boxer Parent Co., Inc.†	9.125%		3/1/2026	13,476,000	13,151,026
Oracle Corp.	2.50%		4/1/2025	46,984,000	45,328,917
Oracle Corp.	2.65%		7/15/2026	15,402,000	14,460,710
Take-Two Interactive Software, Inc.	3.30%		3/28/2024	35,333,000	35,302,647
Take-Two Interactive Software, Inc.	3.55%		4/14/2025	23,798,000	23,673,728
Total					131,917,028

Telecommunications 0.25%
Altice France SA (France)†(d)	8.125%		2/1/2027	126,139,000	126,538,861
Sprint Corp.	7.875%		9/15/2023	15,050,000	15,783,236
Total					142,322,097

Toys/Games/Hobbies 0.16%
Hasbro, Inc.	3.00%		11/19/2024	25,290,000	25,187,058
Mattel, Inc.	3.15%		3/15/2023	12,637,000	12,582,535
Mattel, Inc.†	3.375%		4/1/2026	15,935,000	15,495,194
Mattel, Inc.†	5.875%		12/15/2027	35,000,000	35,691,075
Total					88,955,862

Transportation 0.05%
Pelabuhan Indonesia III Persero PT (Indonesia)†(d)	4.50%		5/2/2023	20,485,000	20,668,238
XPO Logistics, Inc.†	6.25%		5/1/2025	5,991,000	6,187,415
Total					26,855,653

Trucking & Leasing 0.03%
Fortress Transportation and Infrastructure Investors LLC†	6.50%		10/1/2025	15,440,000	15,119,697
Total Corporate Bonds (cost $23,747,580,751)					22,929,248,726

FLOATING RATE LOANS(g) 8.07%

Advertising 0.12%
ABG Intermediate Holdings 2 LLC 2021 Term Loan B	4.31% (1 Mo. LIBOR + 3.25%	)	9/27/2024	66,507,910	65,385,589

Aerospace 0.09%
AAdvantage Loyalty IP Ltd. 2021 Term Loan (Cayman Islands)(d)	5.813%		4/20/2028	49,387,623	49,362,929

280	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Aerospace/Defense 0.10%
TransDigm, Inc. 2020 Term Loan F	3.31% (1 Mo. LIBOR + 2.25%	)	12/9/2025	$55,706,282	$54,394,120

Airlines 0.15%
American Airlines, Inc. 2017 Incremental Term Loan	2.84% (6 Mo. LIBOR + 2.00%	)	12/15/2023	63,177,479	62,103,462
American Airlines, Inc. 2018 Term Loan B	2.773% (1 Mo. LIBOR + 1.75%	)	6/27/2025	22,493,895	20,729,587
Total					82,833,049

Auto Parts & Equipment 0.23%
Tenneco, Inc. 1st Lien Term Loan A	3.06% (1 Mo. LIBOR + 2.00%	)	9/29/2023	9,696,970	9,369,697
Tenneco, Inc. 2018 Term Loan B	4.06% (1 Mo. LIBOR + 3.00%	)	10/1/2025	129,120,573	123,310,793
Total					132,680,490

Automobile Manufacturers 0.23%
Ford Motor Company Unsecured Term Loan	2.68% (1 Mo. LIBOR + 1.75%	)	12/31/2022	133,511,599	132,927,486

Chemicals 0.33%
Axalta Coating Systems US Holdings Inc. USD Term Loan B3	2.756% (3 Mo. LIBOR + 1.75%	)	6/1/2024	88,748,596	87,140,027
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	2.585%		1/17/2023	36,436,659	36,391,113
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	2.96%		1/17/2025	64,281,919	64,201,567
Total					187,732,707

Commercial Services 0.32%
Global Payments Inc. 2019 Term Loan	2.435% (1 Mo. LIBOR + 1.38%	)	7/9/2024	109,813,088	109,538,555
IRI Holdings, Inc. 2018 1st Lien Term Loan	5.31% (1 Mo. LIBOR + 4.25%	)	12/1/2025	29,979,834	29,803,703
Syniverse Holdings, Inc. 2022 Term Loan	8.286%		5/13/2027	46,880,000	42,426,400
Total					181,768,658

Computers 0.01%
Science Applications International Corporation 2020 Incremental Term Loan B	2.935% (1 Mo. LIBOR + 1.88%	)	3/12/2027	5,984,000	5,934,303

See Notes to Financial Statements.	281

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 0.23%
Avolon TLB Borrower 1 (US) LLC Term Loan B3	2.677% (1 Mo. LIBOR + 1.75%	)	1/15/2025	$57,924,745	$56,211,042
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(d)	2.756% (3 Mo. LIBOR + 1.75%	)	10/6/2023	76,188,315	75,700,329
Total					131,911,371

Entertainment 0.04%
Discovery Communications, LLC Term Loan A1	–	(h)	12/2/2022	25,000,000	24,953,125	(i)

Environmental Control 0.07%
Filtration Group Corporation 2018 1st Lien Term Loan	4.06% (1 Mo. LIBOR + 3.00%	)	3/29/2025	41,105,633	39,600,345

Financial 0.22%
Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B	3.81% (1 Mo. LIBOR + 2.75%	)	8/21/2025	61,972,735	60,326,739
Trans Union, LLC 2019 Term Loan B5	2.81% (1 Mo. LIBOR + 1.75%	)	11/16/2026	67,760,686	65,848,819
Total					126,175,558

Food 0.19%
JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)(d)	2.804% (6 Mo. LIBOR + 2.00%	)	5/1/2026	110,685,766	109,008,323

Food/Tobacco 0.31%
Panera Bread Company Term Loan A	3.313% (1 Mo. LIBOR + 2.25%	)	7/18/2022	177,570,655	176,238,875

Gaming/Leisure 0.17%
Caesars Resort Collection, LLC 2017 1st Lien Term Loan B	3.81% (1 Mo. LIBOR + 2.75%	)	12/23/2024	100,909,090	99,225,421

Government 0.06%
Seminole Tribe of Florida 2018 Term Loan B	2.81% (1 Mo. LIBOR + 1.75%	)	7/8/2024	33,203,021	33,256,975

282	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Care Services 0.50%
DaVita, Inc. 2020 Term Loan B	2.81% (1 Mo. LIBOR + 1.75%	)	8/12/2026	$166,215,471	$161,229,838
Humana Inc. Delayed Draw Term Loan	2.31% (1 Mo. LIBOR + 1.25%	)	5/28/2024	39,204,132	38,934,604	(i)
Humana Inc. Term Loan	2.273%		10/30/2023	85,343,243	84,756,508	(i)
Total					284,920,950

Healthcare 0.17%
Change Healthcare Holdings LLC 2017 Term Loan B	3.56% (1 Mo. LIBOR + 2.50%	)	3/1/2024	99,025,169	97,632,875
Information Technology 0.13%
Project Alpha Intermediate Holding, Inc. 2021 Term Loan B	–	(h)	4/26/2024	26,396,389	25,950,950
Tibco Software Inc. 2020 Term Loan B3	4.81% (1 Mo. LIBOR + 3.75%	)	6/30/2026	50,861,797	50,162,447
Total					76,113,397

Insurance 0.19%
Asurion LLC 2018 Term Loan B6	4.185% (1 Mo. LIBOR + 3.13%	)	11/3/2023	111,844,855	109,428,447

Internet 0.45%
Comcast Hulu Holdings, LLC Term Loan A	1.935% (1 Mo. LIBOR + .88%	)	3/15/2024	259,815,091	258,516,016

Leisure Time 0.32%
Carnival Corporation USD Term Loan B (Panama)(d)	3.75% (3 Mo. LIBOR + 3.00%	)	6/30/2025	129,641,234	125,387,706
Life Time Fitness Inc. 2021 Term Loan B	6.325% (3 Mo. LIBOR + 4.75%	)	12/16/2024	36,675,042	36,344,966
Royal Caribbean Cruises Ltd. 2017 Non-Extended Revolver (Liberia)(d)(j)	–	(h)	10/12/2022	18,500,000	18,083,750
Total					179,816,422

Lodging 0.39%
Four Seasons Hotels Limited New 1st Lien Term Loan (Canada)(d)	3.06% (1 Mo. LIBOR + 2.00%	)	11/30/2023	81,998,383	81,895,886
Hilton Worldwide Finance, LLC 2019 Term Loan B2	2.756% (1 Mo. LIBOR + 1.75%	)	6/22/2026	97,593,629	95,353,367

See Notes to Financial Statements.	283

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Lodging (continued)
Resorts World Las Vegas LLC Term Loan A	2.563% (1 Mo. LIBOR + 1.50%	)	4/16/2024	$25,375,000	$24,613,750
Wynn Resorts, Limited 2019 Term Loan A	2.81% (1 Mo. LIBOR + 1.75%	)	9/20/2024	18,937,838	18,653,770
Total					220,516,773

Machinery: Diversified 0.16%
Welbilt, Inc. 2018 Term Loan B	3.56% (1 Mo. LIBOR + 2.50%	)	10/23/2025	92,346,905	90,884,591

Media 0.97%
Charter Communications Operating, LLC 2019 Term Loan B1	2.81% (1 Mo. LIBOR + 1.75%	)	4/30/2025	255,205,045	252,812,498
Nexstar Broadcasting, Inc. 2018 Term Loan A4	2.30% (1 Mo. LIBOR + 1.50%	)	10/26/2023	11,370,059	11,251,640
Nexstar Broadcasting, Inc. 2018 Term Loan B3	3.31% (1 Mo. LIBOR + 2.25%	)	1/17/2024	10,627,684	10,552,972
Nexstar Broadcasting, Inc. Term Loan A5	2.30% (1 Mo. LIBOR + 1.50%	)	9/19/2024	28,132,700	28,003,711
Nielsen Finance LLC USD Term Loan B4	2.875% (1 Mo. LIBOR + 2.00%	)	10/4/2023	166,857,343	166,420,177
Univision Communications Inc. 2021 First Lien Term Loan B	4.31% (1 Mo. LIBOR + 3.25%	)	3/15/2026	8,407,779	8,187,663
Univision Communications Inc. Term Loan C5	3.81% (1 Mo. LIBOR + 2.75%	)	3/15/2024	76,720,859	75,921,811
Total					553,150,472

Pipelines 0.18%
Buckeye Partners, L.P. 2021 Term Loan B	3.05% (1 Mo. LIBOR + 2.25%	)	11/1/2026	88,873,858	86,541,363
Cheniere Corpus Christi Holdings, LLC Delayed Draw Term Loan Tranche 2	2.81% (1 Mo. LIBOR + 1.75%	)	6/30/2024	16,040,132	16,005,084
Total					102,546,447

Real Estate Investment Trusts 0.84%
American Tower Corporation 2021 First Lien Delayed Draw Term loan	2.063% (1 Mo. LIBOR + 1.13%	)	12/8/2023	71,504,483	70,923,866	(i)
American Tower Corporation 2021 Term Loan	2.063% (1 Mo. LIBOR + 1.13%	)	12/7/2022	139,765,435	139,504,074	(i)

284	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Real Estate Investment Trusts (continued)
Crown Castle International Corporation 2016 Term Loan A	2.135% (1 Mo. LIBOR + 1.08%	)	6/18/2026	$16,349,866	$16,303,923
Invitation Homes Operating Partnership LP 2020 Term Loan A	1.928% (1 Mo. LIBOR + 1.00%	)	1/31/2025	251,281,186	251,281,186
Total					478,013,049

Semiconductors 0.05%
CMC Materials, Inc. 2019 Term Loan B1	3.063% (1 Mo. LIBOR + 2.00%	)	11/17/2025	29,587,958	29,353,769

Service 0.03%
APi Group DE, Inc. 2021 Incremental Term Loan B	3.81% (1 Mo. LIBOR + 2.75%	)	1/3/2029	18,632,588	18,283,227

Software 0.28%
Applied Systems, Inc. 2017 1st Lien Term Loan	4.01% - 5.50% (3 Mo. LIBOR + 3.00% (Prime Rate + 2.00%	) )	9/19/2024	79,010,495	77,084,614
Dynatrace LLC 2018 1st Lien Term Loan	3.31% (1 Mo. LIBOR + 2.25%	)	8/22/2025	15,338,373	15,160,065
Vmware, Inc. 3 Year Term Loan	1.56%		11/1/2024	66,893,178	66,809,561
Total					159,054,240

Telecommunications 0.22%
CenturyLink, Inc. 2020 Term Loan A	3.06% (1 Mo. LIBOR + 2.00%	)	1/31/2025	127,910,116	125,271,970

Transportation 0.32%
XPO Logistics, Inc. 2018 Term Loan B	2.553% (1 Mo. LIBOR + 1.75%	)	2/24/2025	183,684,984	180,700,103
Total Floating Rate Loans (cost $4,660,444,594)					4,597,592,072

FOREIGN GOVERNMENT OBLIGATIONS 0.25%

Indonesia 0.02%
Perusahaan Penerbit SBSN (Indonesia)†(d)	3.75%		3/1/2023	13,995,000	14,121,171

Kenya 0.12%
Republic of Kenya (Kenya)†(d)	6.875%		6/24/2024	73,598,000	68,776,963

See Notes to Financial Statements.	285

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Morocco 0.10%
Morocco Government International Bond (Malaysia)†(d)	4.25%		12/11/2022	$56,058,000	$56,290,416

Romania 0.01%
Republic of Romania (Romania)†(d)	4.875%		1/22/2024	3,188,000	3,222,915
Total Foreign Government Obligations (cost $150,240,516)					142,411,465

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.03%
Federal Home Loan Mortgage Corp. K061 X1 IO	0.169%	#(k)	11/25/2026	545,309,114	4,062,826
Federal Home Loan Mortgage Corp. K722 X1	1.314%	#(k)	3/25/2023	145,003,710	848,939
Government National Mortgage Assoc. 2013-171 IO	0.564%	#(k)	6/16/2054	350,045	34,358	(a)
Government National Mortgage Assoc. 2013-193 IO	0.204%	#(k)	1/16/2055	1,323,209	109,289	(a)
Government National Mortgage Assoc. 2014-112 A	3.00%	#(k)	1/16/2048	8,292,315	7,938,748
Government National Mortgage Assoc. 2014-15 IO	0.585%	#(k)	8/16/2054	188,911	49,423	(a)
Government National Mortgage Assoc. 2014-186 AP	2.80%		4/16/2050	2,707,778	2,682,375
Government National Mortgage Assoc. 2014-78 IO	0.002%	#(k)	3/16/2056	9,508,143	57,920
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	2,332,548	2,323,313
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $20,034,419)					18,107,191

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.25%
Federal Home Loan Mortgage Corp.	1.89% (12 Mo. LIBOR + 1.64%	)#	11/1/2043	487,157	495,755
Federal Home Loan Mortgage Corp.	2.078% (12 Mo. LIBOR + 1.71%	)#	4/1/2037	3,644,489	3,769,172
Federal Home Loan Mortgage Corp.	2.087% (12 Mo. LIBOR + 1.79%	)#	12/1/2036	5,560,551	5,772,292
Federal Home Loan Mortgage Corp.	2.097% (12 Mo. LIBOR + 1.66%	)#	2/1/2038	2,154,478	2,219,994
Federal Home Loan Mortgage Corp.	2.108% (12 Mo. LIBOR + 1.79%	)#	5/1/2036	2,034,712	2,103,345
Federal Home Loan Mortgage Corp.	2.129% (12 Mo. LIBOR + 1.88%	)#	9/1/2035	1,635,374	1,696,921

286	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	2.138% (12 Mo. LIBOR + 1.82%	)#	10/1/2038	$2,391,017	$2,484,072
Federal Home Loan Mortgage Corp.	2.144% (12 Mo. LIBOR + 1.89%	)#	12/1/2040	404,039	417,733
Federal Home Loan Mortgage Corp.	2.165% (12 Mo. LIBOR + 1.88%	)#	12/1/2040	2,637,484	2,728,850
Federal Home Loan Mortgage Corp.	2.207% (12 Mo. LIBOR + 1.96%	)#	2/1/2037	2,712,808	2,826,464	(a)
Federal Home Loan Mortgage Corp.	2.208% (12 Mo. LIBOR + 1.80%	)#	6/1/2041	1,665,461	1,732,309
Federal Home Loan Mortgage Corp.	2.238% (12 Mo. LIBOR + 1.92%	)#	9/1/2036	5,691,489	5,915,359
Federal Home Loan Mortgage Corp.	2.42% (12 Mo. LIBOR + 1.76%	)#	5/1/2037	1,844,412	1,916,900
Federal Home Loan Mortgage Corp.	2.436% (12 Mo. LIBOR + 1.84%	)#	6/1/2042	3,773,631	3,896,156
Federal Home Loan Mortgage Corp.	2.611% (1 Yr. Treasury CMT + 2.50%	)#	12/1/2035	2,645,671	2,777,967
Federal National Mortgage Assoc.	1.708% (12 Mo. LIBOR + 1.46%	)#	12/1/2035	5,355,979	5,506,754
Federal National Mortgage Assoc.	1.795% (12 Mo. LIBOR + 1.52%	)#	10/1/2035	3,913,506	4,047,411
Federal National Mortgage Assoc.	1.797% (12 Mo. LIBOR + 1.51%	)#	2/1/2036	2,535,281	2,613,637
Federal National Mortgage Assoc.	1.826% (12 Mo. LIBOR + 1.58%	)#	11/1/2036	811,866	842,778
Federal National Mortgage Assoc.	1.952% (12 Mo. LIBOR + 1.52%	)#	3/1/2039	2,479,451	2,555,291
Federal National Mortgage Assoc.	1.964% (12 Mo. LIBOR + 1.66%	)#	8/1/2038	889,972	918,023
Federal National Mortgage Assoc.	1.99% (12 Mo. LIBOR + 1.63%	)#	9/1/2038	2,275,075	2,359,283
Federal National Mortgage Assoc.	2.019% (12 Mo. LIBOR + 1.56%	)#	6/1/2038	757,420	776,679
Federal National Mortgage Assoc.	2.028% (12 Mo. LIBOR + 1.61%	)#	4/1/2038	2,642,773	2,736,235
Federal National Mortgage Assoc.	2.055% (12 Mo. LIBOR + 1.80%	)#	10/1/2040	688,341	714,928
Federal National Mortgage Assoc.	2.057% (12 Mo. LIBOR + 1.59%	)#	8/1/2034	5,343,552	5,531,804
Federal National Mortgage Assoc.	2.062% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	1,380,644	1,429,970

See Notes to Financial Statements.	287

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	2.062% (12 Mo. LIBOR + 1.79%	)#	1/1/2041	$5,150,702	$5,328,997
Federal National Mortgage Assoc.	2.062% (12 Mo. LIBOR + 1.65%	)#	12/1/2036	2,076,177	2,145,089
Federal National Mortgage Assoc.	2.065% (12 Mo. LIBOR + 1.82%	)#	1/1/2042	4,909,535	5,091,804
Federal National Mortgage Assoc.	2.076% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	3,043,336	3,152,332
Federal National Mortgage Assoc.	2.076% (12 Mo. LIBOR + 1.80%	)#	11/1/2040	5,580,764	5,790,140
Federal National Mortgage Assoc.	2.084% (12 Mo. LIBOR + 1.80%	)#	1/1/2041	1,851,036	1,911,118
Federal National Mortgage Assoc.	2.10% (12 Mo. LIBOR + 1.79%	)#	3/1/2042	2,589,409	2,679,010
Federal National Mortgage Assoc.	2.102% (12 Mo. LIBOR + 1.62%	)#	1/1/2038	1,231,201	1,273,914
Federal National Mortgage Assoc.	2.137% (12 Mo. LIBOR + 1.81%	)#	4/1/2040	1,135,128	1,173,933
Federal National Mortgage Assoc.	2.177% (12 Mo. LIBOR + 1.58%	)#	3/1/2038	2,726,131	2,821,928
Federal National Mortgage Assoc.	2.19% (12 Mo. LIBOR + 1.62%	)#	8/1/2037	3,442,654	3,552,154
Federal National Mortgage Assoc.	2.205% (12 Mo. LIBOR + 1.82%	)#	8/1/2041	1,931,321	2,003,678
Federal National Mortgage Assoc.	2.205% (12 Mo. LIBOR + 1.66%	)#	9/1/2036	2,016,692	2,085,991
Federal National Mortgage Assoc.	2.226% (12 Mo. LIBOR + 1.73%	)#	10/1/2036	2,246,729	2,336,061
Federal National Mortgage Assoc.	2.266% (12 Mo. LIBOR + 1.78%	)#	10/1/2036	2,000,343	2,078,717	(a)
Federal National Mortgage Assoc.	2.279% (12 Mo. LIBOR + 1.76%	)#	11/1/2038	3,132,071	3,247,078
Federal National Mortgage Assoc.	2.346% (1 Yr. Treasury CMT + 2.24%	)#	3/1/2038	281,646	290,786
Federal National Mortgage Assoc.	2.401% (1 Yr. Treasury CMT + 2.205%	)#	1/1/2038	1,107,430	1,153,814
Federal National Mortgage Assoc.	2.408% (12 Mo. LIBOR + 1.84%	)#	7/1/2040	613,391	631,781
Federal National Mortgage Assoc.	2.579% (12 Mo. LIBOR + 1.88%	)#	12/1/2038	1,566,896	1,635,140
Federal National Mortgage Assoc.	2.725% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	4,173,387	4,292,375

288	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	2.747% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	$3,305,722	$3,400,178
Federal National Mortgage Assoc.	2.809% (12 Mo. LIBOR + 1.60%	)#	10/1/2045	3,034,704	3,131,533
Federal National Mortgage Assoc.	2.851% (12 Mo. LIBOR + 1.72%	)#	6/1/2042	2,195,714	2,277,738
Federal National Mortgage Assoc.	2.861% (12 Mo. LIBOR + 1.74%	)#	5/1/2042	5,158,541	5,313,370
Total Government Sponsored Enterprises Pass-Throughs (cost $140,590,531)					139,584,741

MUNICIPAL BONDS 0.11%

Miscellaneous
Louisiana Local Government Environmental Facilities & Community Development Authority	3.615%		2/1/2029	23,912,000	23,974,843
State of Illinois	4.95%		6/1/2023	37,499,127	37,897,106
Total Municipal Bonds (cost $61,781,690)					61,871,949

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 19.14%
1211 Avenue of the Americas Trust 2015-1211 XA†	0.242%	#(k)	8/10/2035	214,200,000	1,636,210
AD Mortgage Trust 2017-330M A†	3.188%	#(k)	8/15/2034	3,060,000	2,979,853
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(k)	12/25/2059	7,951,871	7,779,034
Angel Oak Mortgage Trust 2020-6 A1†	1.261%	#(k)	5/25/2065	13,157,362	12,509,671
Angel Oak Mortgage Trust 2021-4 A1†	1.035%	#(k)	1/20/2065	53,098,270	48,220,753
Angel Oak Mortgage Trust 2021-6 A1†	1.458%	#(k)	9/25/2066	87,630,386	80,275,638
Angel Oak Mortgage Trust 2021-7 A1†	1.978%	#(k)	10/25/2066	63,622,258	58,596,100
Atrium Hotel Portfolio Trust 2017-ATRM A†	1.805% (1 Mo. LIBOR + .93%	)#	12/15/2036	19,170,000	18,724,618
Atrium Hotel Portfolio Trust 2017-ATRM B†	2.375% (1 Mo. LIBOR + 1.50%	)#	12/15/2036	30,936,000	29,716,323
Atrium Hotel Portfolio Trust 2018-ATRM B†	2.305% (1 Mo. LIBOR + 1.43%	)#	6/15/2035	28,355,000	27,204,964
Atrium Hotel Portfolio Trust 2018-ATRM C†	2.525% (1 Mo. LIBOR + 1.65%	)#	6/15/2035	9,012,000	8,581,309
BAMLL Commercial Mortgage Securities Trust 2019-AHT B†	2.475% (1 Mo. LIBOR + 1.60%	)#	3/15/2034	10,221,000	9,945,900
Banc of America Commercial Mortgage Trust 2016-UB10 XA	1.762%	#(k)	7/15/2049	50,990,801	2,716,708
BBCMS Mortgage Trust 2018-TALL A†	1.597% (1 Mo. LIBOR + .72%	)#	3/15/2037	35,484,000	34,183,813

See Notes to Financial Statements.	289

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust 2018-TALL E†	3.312% (1 Mo. LIBOR + 2.44%	)#	3/15/2037	$36,419,000	$30,830,475
BBCMS Mortgage Trust 2019-BWAY A†	1.831% (1 Mo. LIBOR + .96%	)#	11/15/2034	57,710,000	56,003,233
BBCMS Mortgage Trust 2019-BWAY B†	2.185% (1 Mo. LIBOR + 1.31%	)#	11/15/2034	26,023,000	25,141,276
BBCMS Mortgage Trust 2019-BWAY C†	2.485% (1 Mo. LIBOR + 1.61%	)#	11/15/2034	10,000,000	9,597,297
BBCMS Mortgage Trust 2020-C7 A2	2.021%		4/15/2053	13,250,000	12,671,709
BBCMS Trust 2015-MSQ A†	3.593%		9/15/2032	19,174,000	19,128,305
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	16,650,591	16,017,735
BBCMS Trust 2018-BXH A†	1.875% (1 Mo. LIBOR + 1.00%	)#	10/15/2037	12,518,765	12,106,126
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	39,264,000	38,327,789
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	29,764,159	29,216,909
BB-UBS Trust 2012-TFT B†	3.559%	#(k)	6/5/2030	7,850,000	7,420,596
BB-UBS Trust 2012-TFT C†	3.559%	#(k)	6/5/2030	14,354,000	12,640,830
BDS Ltd. 2021-FL8 A†	1.856% (1 Mo. LIBOR + .92%	)#	1/18/2036	53,091,026	51,830,114
Benchmark Mortgage Trust 2018-B3 A3	3.746%		4/10/2051	5,000,000	4,959,510
Benchmark Mortgage Trust 2021 B23 A2	1.62%		2/15/2054	28,550,000	26,575,202
BFLD 2019-DPLO E†	3.115% (1 Mo. LIBOR + 2.24%	)#	10/15/2034	24,480,000	23,608,923
BHMS 2018-ATLS D†	3.125% (1 Mo. LIBOR + 2.25%	)#	7/15/2035	39,450,000	37,339,689
BHP Trust 2019-BXHP A†	1.85% (1 Mo. LIBOR + .98%	)#	8/15/2036	75,429,108	73,270,259
BHP Trust 2019-BXHP B†	2.198% (1 Mo. LIBOR + 1.32%	)#	8/15/2036	8,168,300	7,856,264
BWAY Mortgage Trust 2013-1515 A1†	2.809%		3/10/2033	4,689,318	4,609,645
BWAY Mortgage Trust 2013-1515 XB IO†	0.403%	#(k)	3/10/2033	103,040,000	1,049,833
BX 2021-MFM1 A†	1.575% (1 Mo. LIBOR + .70%	)#	1/15/2034	11,340,000	11,027,353
BX Commercial Mortgage Trust 2019-IMC A†	1.875% (1 Mo. LIBOR + 1.00%	)#	4/15/2034	3,690,000	3,617,159
BX Commercial Mortgage Trust 2019-XL A†	1.795% (1 Mo. LIBOR + .92%	)#	10/15/2036	133,526,934	131,962,572
BX Commercial Mortgage Trust 2019-XL B†	1.955% (1 Mo. LIBOR + 1.08%	)#	10/15/2036	22,101,700	21,777,612
BX Commercial Mortgage Trust 2019-XL D†	2.325% (1 Mo. LIBOR + 1.45%	)#	10/15/2036	3,672,000	3,603,023

290	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust 2019-XL F†	2.875% (1 Mo. LIBOR + 2.00%	)#	10/15/2036	$24,271,750	$23,493,486
BX Commercial Mortgage Trust 2021-ACNT A†	1.725% (1 Mo. LIBOR + .85%	)#	11/15/2038	81,970,000	79,215,054
BX Commercial Mortgage Trust 2021-ACNT D†	2.725% (1 Mo. LIBOR + 1.85%	)#	11/15/2038	51,690,000	49,602,251
BX Commercial Mortgage Trust 2021-XL2 A†	1.564% (1 Mo. LIBOR + .69%	)#	10/15/2038	117,000,133	112,573,983
BX Trust 2018-BILT A†	1.675% (1 Mo. LIBOR + .80%	)#	5/15/2030	21,628,000	21,065,973
BX Trust 2019-OC11 XA†	0.742%	#(k)	12/9/2041	561,200,000	26,000,620
BX Trust 2019-RP B†	2.37% (1 Mo. LIBOR + 1.50%	)#	6/15/2034	17,480,000	17,026,364
BX Trust 2021-ARIA E†	3.12% (1 Mo. LIBOR + 2.24%	)#	10/15/2036	209,735,000	198,087,157
BX Trust 2021-ARIA F†	3.469% (1 Mo. LIBOR + 2.59%	)#	10/15/2036	69,150,000	65,165,715
BX Trust 2021-RISE A†	1.623% (1 Mo. LIBOR + .75%	)#	11/15/2036	165,000,000	157,462,173
BX Trust 2021-RISE B†	2.125% (1 Mo. LIBOR + 1.25%	)#	11/15/2036	59,250,000	56,895,020
BX Trust 2022-LBA6 A†	1.782% (1 Mo. Term SOFR + 1.00%	)#	1/15/2039	82,260,000	79,530,918
BXHPP Trust 2021-FILM A†	1.525% (1 Mo. LIBOR + .65%	)#	8/15/2036	154,270,000	146,906,138
BXHPP Trust 2021-FILM B IO†	1.775% (1 Mo. LIBOR + .90%	)#	8/15/2036	38,250,000	36,104,110
BXMT Ltd. 2021-FL4 A†	1.925% (1 Mo. LIBOR + 1.05%	)#	5/15/2038	57,000,000	56,145,000
BXP Trust 2017-CQHP A†	1.725% (1 Mo. LIBOR + .85%	)#	11/15/2034	41,359,000	40,527,349
Cantor Commercial Real Estate Lending 2019-CF1 65A†	4.411%	#(k)	5/15/2052	5,498,000	5,343,555
CF Trust 2019-BOSS A1	4.75%		12/15/2024	63,488,000	57,862,506	(a)
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.624%	#(k)	5/10/2058	62,103,940	3,036,200
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.097%	#(k)	11/10/2049	147,459,145	5,637,334
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.672%	#(k)	12/10/2054	140,158,683	3,645,471
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	9,907,000	9,898,255

See Notes to Financial Statements.	291

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CHT 2017-COSMO Mortgage Trust E†	3.875% (1 Mo. LIBOR + 3.00%	)#	11/15/2036	$5,310,000	$5,148,693
CHT Mortgage Trust 2017-CSMO A†	1.805% (1 Mo. LIBOR + .93%	)#	11/15/2036	24,230,000	23,848,666
Citigroup Commercial Mortgage Trust 2012-GC8 XB†	0.151%	#(k)	9/10/2045	207,653,244	28,158
Citigroup Commercial Mortgage Trust 2013-GC11 XA	1.346%	#(k)	4/10/2046	328,584,083	2,473,417
Citigroup Commercial Mortgage Trust 2014-GC19 A3	3.753%		3/10/2047	4,345,704	4,325,725
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.142%	#(k)	5/10/2047	162,955,003	2,933,125
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.211%	#(k)	7/10/2047	120,131,000	524,660
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	4,570,963	4,551,652
Citigroup Commercial Mortgage Trust 2015-GC27 XA	1.329%	#(k)	2/10/2048	101,959,959	2,874,170
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.341%	#(k)	6/10/2048	226,874,698	2,089,357
Citigroup Commercial Mortgage Trust 2015-GC35 XA	0.722%	#(k)	11/10/2048	152,413,966	3,124,456
Citigroup Commercial Mortgage Trust 2016-GC36 A5	3.616%		2/10/2049	16,900,000	16,768,707
Citigroup Commercial Mortgage Trust 2016-GC36 XA	1.216%	#(k)	2/10/2049	92,933,777	3,245,582
Citigroup Commercial Mortgage Trust 2016-GC37 A4	3.314%		4/10/2049	46,275,000	45,412,684
Citigroup Commercial Mortgage Trust 2016-GC37 XA	1.679%	#(k)	4/10/2049	55,595,953	2,791,834
Citigroup Commercial Mortgage Trust 2018-B2 A2	3.788%		3/10/2051	5,605,000	5,605,977
COLT Mortgage Loan Trust 2021-2 A1†	0.924%	#(k)	8/25/2066	10,904,089	9,715,748
Commercial Mortgage Pass-Through Certificates 2010-C1 D†	5.752%	#(k)	7/10/2046	12,192,408	12,109,767
Commercial Mortgage Pass-Through Certificates 2012-CR3 AM†	3.416%		10/15/2045	7,449,000	7,421,397
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.669%	#(k)	10/15/2045	178,537,905	249,828
Commercial Mortgage Pass-Through Certificates 2012-CR5 AM†	3.223%		12/10/2045	22,027,888	22,021,603

292	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	$2,195,967	$2,181,817
Commercial Mortgage Pass-Through Certificates 2013-CR12 A3	3.765%		10/10/2046	16,016,729	15,931,118
Commercial Mortgage Pass-Through Certificates 2013-CR6 A4	3.101%		3/10/2046	4,850,000	4,842,215
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.156%	#(k)	3/10/2046	122,527,878	719,545
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.315%	#(k)	6/10/2046	340,656,814	677,226
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	12,757,811	12,637,496
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	4,165,157	4,130,784
Commercial Mortgage Pass-Through Certificates 2013-WWP XB†	0.256%	#(k)	3/10/2031	265,903,000	422,706
Commercial Mortgage Pass-Through Certificates 2014-CR17 A5	3.977%		5/10/2047	7,751,000	7,794,988
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4	3.532%		8/10/2047	11,256,012	11,134,626
Commercial Mortgage Pass-Through Certificates 2014-CR19 A5	3.796%		8/10/2047	10,150,000	10,173,339
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	0.938%	#(k)	8/10/2047	69,620,399	1,135,105
Commercial Mortgage Pass-Through Certificates 2014-CR21 A3	3.528%		12/10/2047	4,568,209	4,546,222
Commercial Mortgage Pass-Through Certificates 2014-CR21 XA	0.85%	#(k)	12/10/2047	100,819,410	1,748,753
Commercial Mortgage Pass-Through Certificates 2014-LC17 XA	0.711%	#(k)	10/10/2047	85,081,455	1,095,951
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A3	3.546%		6/10/2047	5,797,822	5,725,312
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	13,342,000	13,390,520
Commercial Mortgage Pass-Through Certificates 2014-UBS5 A4	3.838%		9/10/2047	25,610,000	25,523,733
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA	0.851%	#(k)	9/10/2047	189,406,217	2,865,527
Commercial Mortgage Pass-Through Certificates 2014-UBS6 A5	3.644%		12/10/2047	16,942,045	16,878,341
Commercial Mortgage Pass-Through Certificates 2015-DC1 A5	3.35%		2/10/2048	33,734,000	33,433,336

See Notes to Financial Statements.	293

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2015-LC21 A4	3.708%		7/10/2048	$17,723,000	$17,611,662
Commercial Mortgage Pass-Through Certificates 2015-PC1 A5	3.902%		7/10/2050	45,504,000	45,484,201
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA†	0.433%	#(k)	7/10/2050	129,375,016	1,327,569
Commercial Mortgage Pass-Through Certificates 2016-CD1 XA IO	1.37%	#(k)	8/10/2049	100,275,340	4,327,954
Commercial Mortgage Pass-Through Certificates 2016-DC2 ASB	3.55%		2/10/2049	3,837,072	3,839,748
Connecticut Avenue Securities Trust 2021-R03 1M2†	2.234% (1 Mo. SOFR + 1.65%	)#	12/25/2041	44,430,000	41,464,600
Connecticut Avenue Securities Trust 2022-R04 1M1†	2.584% (1 Mo. SOFR + 2.00%	)#	3/25/2042	26,904,337	26,700,873
Connecticut Avenue Securities Trust 2022-R05 2M1†	2.484% (1 Mo. SOFR + 1.90%	)#	4/25/2042	57,237,954	56,758,592
Credit Suisse Mortgage Capital Certificates 2019-ICE4 A†	1.855% (1 Mo. LIBOR + .98%	)#	5/15/2036	55,734,000	54,876,348
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	10,664,322	10,542,102
Credit Suisse Mortgage Capital Certificates Trust 2014-USA A1†	3.304%		9/15/2037	8,931,112	8,454,258
Credit Suisse Mortgage Capital Certificates Trust 2014-USA X1 IO†	0.54%	#(k)	9/15/2037	113,021,624	1,658,626
Credit Suisse Mortgage Capital Certificates Trust 2017-MOON A†	3.196%		7/10/2034	22,524,000	22,488,993
Credit Suisse Mortgage Capital Certificates Trust 2017-MOON B†	3.196%	#(k)	7/10/2034	8,000,000	7,986,714
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	1.825% (1 Mo. LIBOR + .95%	)#	12/15/2030	18,561,000	18,388,450
Credit Suisse Mortgage Capital Certificates Trust 2020-AFC1 A1†	2.24%	#(k)	2/25/2050	23,579,758	22,841,549
Credit Suisse Mortgage Capital Certificates Trust 2020-NQM1 A1†	1.208%		5/25/2065	17,475,866	16,800,094
Credit Suisse Mortgage Capital Certificates Trust 2021-4SZN A†	4.749% (1 Mo. Term SOFR + 3.97%	)#	11/15/2023	135,000,000	134,988,579

294	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates Trust 2021-ADV A†	2.275% (1 Mo. LIBOR + 1.40%	)#	7/15/2038	$40,940,000	$39,441,522
Credit Suisse Mortgage Capital Certificates Trust 2021-AFC1 A1†	0.83%	#(k)	3/25/2056	23,248,401	22,305,285
Credit Suisse Mortgage Capital Certificates Trust 2021-BPNY A†	4.589% (1 Mo. LIBOR + 3.71%	)#	8/15/2023	64,750,000	63,573,318
Credit Suisse Mortgage Capital Certificates Trust 2021-GATE B†	2.832% (1 Mo. LIBOR + 1.96%	)#	12/15/2036	23,751,000	22,917,136
Credit Suisse Mortgage Capital Certificates Trust 2021-GATE C†	3.582% (1 Mo. LIBOR + 2.71%	)#	12/15/2036	11,386,000	10,993,447
Credit Suisse Mortgage Capital Certificates Trust 2021-GATE D†	4.432% (1 Mo. LIBOR + 3.56%	)#	12/15/2036	11,443,000	11,056,469
Credit Suisse Mortgage Capital Certificates Trust 2021-INV1 A11†	1.089% (1 Mo. SOFR + .80%	)#	7/25/2056	13,909,289	13,214,617
Credit Suisse Mortgage Capital Certificates Trust 2021-INV1 A15†	2.50%	#(k)	7/25/2056	16,282,546	14,259,003
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM1 A1†	0.809%	#(k)	5/25/2065	17,464,868	17,000,908
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM3 A1†	1.015%	#(k)	4/25/2066	30,408,065	28,048,153
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM5 A1†	0.938%	#(k)	5/25/2066	14,124,140	12,428,099
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM6 A1†	1.174%	#(k)	7/25/2066	41,475,330	38,062,964
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM7 A1†	1.756%	#(k)	10/25/2066	45,625,134	42,734,700
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM7 A3†	2.064%	#(k)	10/25/2066	18,407,653	17,234,105
Credit Suisse Mortgage Capital Certificates Trust 2021-SRDC A†	5.02% (1 Mo. LIBOR + 4.14%	)#	11/15/2023	25,000,000	24,937,073
Credit Suisse Mortgage Capital Certificates Trust 2022-NQM1 A1†	2.265%	#(k)	11/25/2066	67,482,571	60,732,573
CS Master Trust 2021-AHP A†	4.449% (1 Mo. LIBOR + 3.95%	)#	4/15/2025	83,500,000	78,318,942	(a)
CS Master Trust 2021-BLUF A†	5.02% (1 Mo. LIBOR + 4.18%	)#	4/15/2023	47,600,000	47,322,016	(a)

See Notes to Financial Statements.	295

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CS Master Trust 2021-BLUF A†	4.775% (1 Mo. LIBOR + 3.90%	)#	8/15/2023	$62,700,000	$62,629,538
CSAIL Commercial Mortgage Trust 2016-C6 XA	1.865%	#(k)	1/15/2049	132,615,156	7,595,971
CSAIL Commercial Mortgage Trust 2016-C7 A5	3.502%		11/15/2049	26,777,993	26,115,899
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	0.941%	#(k)	11/15/2049	207,025,258	6,409,875
CSAIL Commercial Mortgage Trust 2018-C14 A2	4.261%		11/15/2051	14,858,839	14,992,307
DBGS Mortgage Trust 2018-5BP A†	1.67% (1 Mo. LIBOR + .80%	)#	6/15/2033	16,500,000	16,075,470
DBGS Mortgage Trust 2018-BIOD A†	1.645% (1 Mo. LIBOR + .80%	)#	5/15/2035	24,555,545	24,172,115
DBGS Mortgage Trust 2021-W52 A†	2.27% (1 Mo. LIBOR + 1.39%	)#	10/15/2036	86,290,000	86,731,071	(a)
DBJPM Mortgage Trust 2016-C3 XA IO	1.442%	#(k)	8/10/2049	186,760,455	8,911,854
DBUBS Mortgage Trust 2011-LC3A PM4†	5.098%	#(k)	5/10/2044	9,200,000	7,058,562
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	10,068,083	9,663,768
DBWF Mortgage Trust 2015-LCM XA IO†	0.423%	#(k)	6/10/2034	19,894,934	183,232
DBWF Mortgage Trust 2018-GLKS A†	1.958% (1 Mo. LIBOR + 1.03%	)#	12/19/2030	24,067,215	23,508,699
DCP Rights, LLC	3.238%		1/15/2024	186,000,000	186,284,580	(a)
Deephaven Residential Mortgage Trust 2021-3 A1†	1.194%	#(k)	8/25/2066	80,385,262	74,240,572
Eleven Madison Mortgage Trust 2015-11MD A†	3.555%	#(k)	9/10/2035	26,534,000	25,983,963
Ellington Financial Mortgage Trust 2020-2 A1†	1.178%	#(k)	10/25/2065	12,337,601	12,000,832
Ellington Financial Mortgage Trust 2021-1 A1†	0.797%	#(k)	2/25/2066	6,870,804	6,324,759
Ellington Financial Mortgage Trust 2021-3 A1†	1.241%	#(k)	9/25/2066	28,735,370	25,644,562
ELP Commercial Mortgage Trust 2021-ELP D†	2.394% (1 Mo. LIBOR + 1.52%	)#	11/15/2038	46,730,000	44,686,399
EQUS Mortgage Trust 2021-EQAZ B†	1.975% (1 Mo. LIBOR + 1.10%	)#	10/15/2038	26,031,000	25,011,631
EQUS Mortgage Trust 2021-EQAZ C†	2.225% (1 Mo. LIBOR + 1.35%	)#	10/15/2038	4,450,000	4,260,109
EQUS Mortgage Trust 2021-EQAZ D†	2.525% (1 Mo. LIBOR + 1.65%	)#	10/15/2038	36,402,000	34,679,144
Fannie Mae Connecticut Avenue Securities 2021-R02 2M1†	1.484% (1 Mo. SOFR + .90%	)#	11/25/2041	36,039,332	35,510,733

296	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae Connecticut Avenue Securities 2021-R02 2M2†	2.585% (1 Mo. SOFR + 2.00%	)#	11/25/2041	$18,765,000	$17,512,862
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	53,308,590	51,537,588
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	16,564,190	16,057,737
Fontainebleau Miami Beach Trust 2019-FBLU XA†	0.642%	#(k)	12/10/2036	367,400,000	5,803,083
Freddie Mac STACR REMIC Trust 2021-DNA6 M2†	2.085% (1 Mo. SOFR + 1.50%	)#	10/25/2041	27,070,000	25,337,068
Freddie Mac STACR REMIC Trust 2021-HQA3 M1†	1.434% (1 Mo. SOFR + .85%	)#	9/25/2041	75,450,000	73,096,337
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	1.535% (1 Mo. SOFR + .95%	)#	12/25/2041	181,950,000	176,618,592
Freddie Mac STACR REMIC Trust 2022-DNA1 M1A†	1.584% (1 Mo. SOFR + 1.00%	)#	1/25/2042	51,600,000	50,462,824
Freddie Mac STACR REMIC Trust 2022-DNA3 M1A†	2.584% (1 Mo. SOFR + 2.00%	)#	4/25/2042	34,642,519	34,542,596
Freddie Mac STACR REMIC Trust 2022-DNA4 M1A†	2.551% (1 Mo. SOFR + 2.20%	)#	5/25/2042	33,800,000	33,712,515
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1†	1.434% (1 Mo. SOFR + .85%	)#	11/25/2041	10,000,000	9,733,975
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M2†	2.385% (1 Mo. SOFR + 1.80%	)#	11/25/2041	46,980,000	44,004,663
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	4,616,146	4,545,090
Great Wolf Trust 2019-WOLF B†	2.209% (1 Mo. LIBOR + 1.33%	)#	12/15/2036	38,043,000	36,724,719
Great Wolf Trust 2019-WOLF C†	2.508% (1 Mo. LIBOR + 1.63%	)#	12/15/2036	66,195,939	63,827,832
Great Wolf Trust 2019-WOLF D†	2.808% (1 Mo. LIBOR + 1.93%	)#	12/15/2036	11,248,000	10,681,581
Great Wolf Trust 2019-WOLF E†	3.607% (1 Mo. LIBOR + 2.73%	)#	12/15/2036	13,667,000	12,837,141

See Notes to Financial Statements.	297

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	$9,225,000	$9,181,638
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	43,122,000	43,184,363
GS Mortgage Securities Corp. II 2012-TMSQ C†	3.458%	#(k)	12/10/2030	14,494,000	14,514,613
GS Mortgage Securities Corp. II 2021-ARDN A†	2.125% (1 Mo. LIBOR + 1.25%	)#	11/15/2036	119,190,000	115,406,921
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	42,390,714	42,324,716
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	31,044,000	30,979,174
GS Mortgage Securities Corp. Trust 2017-SLP A†	3.419%		10/10/2032	12,601,000	12,593,393
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.825% (1 Mo. LIBOR + .95%	)#	7/15/2035	47,601,011	46,674,214
GS Mortgage Securities Corp. Trust 2019-70P A†	1.875% (1 Mo. LIBOR + 1.00%	)#	10/15/2036	80,163,670	78,446,452
GS Mortgage Securities Corp. Trust 2019-70P B†	2.195% (1 Mo. LIBOR + 1.32%	)#	10/15/2036	31,297,668	30,131,392
GS Mortgage Securities Corp. Trust 2019-SMP A IO†	2.025% (1 Mo. LIBOR + 1.15%	)#	8/15/2032	22,000,000	21,529,286
GS Mortgage Securities Corp. Trust 2021-RNT2 A†	4.061% (1 Mo. LIBOR + 3.10%	)#	11/21/2023	83,880,910	83,682,616	(a)
GS Mortgage Securities Corp. Trust 2021-ROSS A†	2.025% (1 Mo. LIBOR + 1.15%	)#	5/15/2026	47,760,000	46,316,440
GS Mortgage Securities Corp. Trust 2021-ROSS G†	5.525% (1 Mo. LIBOR + 4.65%	)#	5/15/2026	15,000,000	14,225,405
GS Mortgage Securities Corp. Trust 2021-ROSS H†	6.775% (1 Mo. LIBOR + 5.90%	)#	5/15/2026	19,706,000	18,713,389
GS Mortgage Securities Trust 2011-GC5 B†	5.159%	#(k)	8/10/2044	39,534,760	37,933,385
GS Mortgage Securities Trust 2012-GCJ9 XA IO	1.885%	#(k)	11/10/2045	71,045,489	68,715
GS Mortgage Securities Trust 2012-GCJ9 XB†	0.351%	#(k)	11/10/2045	89,302,629	38,998
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	1,492,299	1,489,838
GS Mortgage Securities Trust 2013-GC12 B	3.777%	#(k)	6/10/2046	5,809,261	5,784,874
GS Mortgage Securities Trust 2013-GC12 XA IO	1.386%	#(k)	6/10/2046	395,397,833	3,002,651
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	10,000,000	10,052,557
GS Mortgage Securities Trust 2014-GC18 A4	4.074%		1/10/2047	13,252,225	13,346,140
GS Mortgage Securities Trust 2014-GC26 XA	0.95%	#(k)	11/10/2047	74,508,647	1,421,930
GS Mortgage Securities Trust 2015-GC34 A4	3.506%		10/10/2048	36,577,000	36,076,616
GS Mortgage Securities Trust 2015-GS1 XA IO	0.759%	#(k)	11/10/2048	90,661,818	2,061,378
GS Mortgage Securities Trust 2016-GS2 A4	3.05%		5/10/2049	28,917,000	28,027,580
GS Mortgage Securities Trust 2016-GS2 XA	1.737%	#(k)	5/10/2049	163,604,867	8,824,847
GS Mortgage Securities Trust 2020-GC45 A2	2.898%		2/13/2053	15,180,000	14,778,152

298	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Hawaii Hotel Trust 2019-MAUI B†	2.325% (1 Mo. LIBOR + 1.45%	)#	5/15/2038	$35,079,000	$34,111,269
HMH Trust 2017-NSS A†	3.062%		7/5/2031	33,687,000	33,721,704
HMH Trust 2017-NSS B†	3.343%		7/5/2031	21,685,000	21,597,876
HMH Trust 2017-NSS C†	3.787%		7/5/2031	16,116,000	16,044,630
HMH Trust 2017-NSS D†	4.723%		7/5/2031	21,309,000	21,228,130
HONO Mortgage Trust 2021-LULU A†	2.025% (1 Mo. LIBOR + 1.15%	)#	10/15/2036	54,660,000	53,054,745
Houston Galleria Mall Trust 2015-HGLR A1A2†	3.087%		3/5/2037	54,825,000	52,537,860
Hudsons Bay Simon JV Trust 2015-HB10 XA10†	1.293%	#(k)	8/5/2034	150,785,000	5,713,244
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	65,851,000	60,821,222
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	5,000,000	4,377,696
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(k)	8/5/2034	5,000,000	3,663,664
Hudsons Bay Simon JV Trust 2015-HB7 XA7†	1.245%	#(k)	8/5/2034	171,661,000	188,827
IMT Trust 2017-APTS AFX†	3.478%		6/15/2034	1,380,000	1,360,553
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	7,613,393	7,593,763
Irvine Core Office Trust 2013-IRV A2†	3.173%	#(k)	5/15/2048	40,462,264	40,303,332
Irvine Core Office Trust 2013-IRV XA†	1.105%	#(k)	5/15/2048	15,514,030	75,932
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-NLP A†	1.287% (1 Mo. Term SOFR + .597	)#	4/15/2037	44,500,000	42,252,220
JPMBB Commercial Mortgage Securities Trust 2015-C30 XA	0.44%	#(k)	7/15/2048	110,661,083	1,319,335
JPMDB Commercial Mortgage Securities Trust 2020-COR7 A2	2.215%		5/13/2053	14,750,000	14,111,770
JPMorgan Chase Commercial Mortgage Securities Corp Series 2019-MARG A†	1.975% (1 Mo. LIBOR + 1.10%	)#	5/15/2034	23,269,000	22,947,897
JPMorgan Chase Commercial Mortgage Securities Corp Series 2019-MARG B†	2.275% (1 Mo. LIBOR + 1.40%	)#	5/15/2034	11,000,000	11,011,330
JPMorgan Chase Commercial Mortgage Securities Corp Series 2019-MARG C†	2.585% (1 Mo. LIBOR + 1.71%	)#	5/15/2034	7,900,000	7,879,223
JPMorgan Chase Commercial Mortgage Securities Trust	2.625%		9/15/2029	51,155,287	51,090,780	(a)
JPMorgan Chase Commercial Mortgage Securities Trust	3.525%		9/15/2029	15,299,000	15,283,915	(a)
JPMorgan Chase Commercial Mortgage Securities Trust	4.225%		9/15/2029	11,384,000	11,365,450	(a)

See Notes to Financial Statements.	299

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust	5.225%		9/15/2029	$14,048,000	$14,015,709	(a)
JPMorgan Chase Commercial Mortgage Securities Trust	6.225%		9/15/2029	8,338,000	8,302,855	(a)
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#(k)	5/15/2045	3,669,551	3,665,012
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	68,704,050	55,650,280
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	0.926%	#(k)	12/15/2047	236,971,586	897,293
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.433%	#(k)	7/15/2045	121,475,606	346,910
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.223%	#(k)	4/15/2046	89,008,867	614,259
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	0.862%	#(k)	11/15/2047	90,722,457	1,338,664
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 XA	0.82%	#(k)	11/15/2047	153,713,096	2,538,587
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA	0.948%	#(k)	1/15/2048	136,642,916	2,561,385
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	163,798,100	93,119,220	(a)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	20,772,000	6,027,577	(a)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.805%	#(k)	6/10/2027	14,352,000	2,561,832
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.805%	#(k)	6/10/2027	25,795,381	1,829,873
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376%	#(k)	6/10/2027	102,274,000	6,136
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034%	#(k)	6/10/2027	45,476,000	910
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.583%	#(k)	5/15/2048	52,530,937	730,290
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.59%	#(k)	12/15/2049	141,531,287	2,789,115
JPMorgan Chase Commercial Mortgage Securities Trust 2016-NINE A†	2.854%	#(k)	9/6/2038	10,000,000	9,357,849
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 A3	3.379%		9/15/2050	10,000,000	9,889,011
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	1.008%	#(k)	9/15/2050	278,512,268	10,284,706

300	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	$25,713,000	$25,698,696
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	21,137,000	21,120,528
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.036%	#(k)	6/5/2032	15,721,000	15,705,534
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	27,681,000	27,654,537
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	2.27% (1 Mo. LIBOR + 1.27%	)#	11/15/2035	13,730,000	13,591,254
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	2.60% (1 Mo. LIBOR + 1.60%	)#	11/15/2035	10,053,000	9,546,681
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN C†	2.95% (1 Mo. LIBOR + 1.95%	)#	11/15/2035	8,746,000	8,152,365
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	2.325% (1 Mo. LIBOR + 1.45%	)#	4/15/2031	25,048,000	24,660,958
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	3.025% (1 Mo. LIBOR + 2.15%	)#	4/15/2031	14,359,000	14,133,166
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	3.425% (1 Mo. LIBOR + 2.55%	)#	4/15/2031	10,408,000	10,240,468
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	2.032% (1 Mo. LIBOR + 1.20%	)#	7/5/2033	31,272,513	31,093,938
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	102,017,000	101,476,871
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	2.732% (1 Mo. LIBOR + 1.90%	)#	7/5/2033	9,118,000	9,033,269
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	31,569,000	31,254,203
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT XAFX†	1.116%	#(k)	7/5/2033	155,900,000	1,523,143
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON A†	3.884%		1/5/2034	32,965,000	32,616,161
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON B†	4.235%		1/5/2034	13,737,000	13,332,583

See Notes to Financial Statements.	301

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON C†	4.536%		1/5/2034	$12,800,000	$12,379,264
JPMorgan Chase Commercial Mortgage Securities Trust 2019-UES A†	3.81%		5/5/2032	6,460,000	6,476,602
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	136,320,000	131,263,564
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	29,970,000	28,311,457
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE C†	3.694%	#(k)	1/10/2037	10,000,000	9,024,000
JPMorgan Chase Commercial Mortgage Securities Trust 2021-1440 A†	2.175% (1 Mo. LIBOR + 1.30%	)#	3/15/2036	35,000,000	34,183,674
JPMorgan Chase Commercial Mortgage Securities Trust 2021-BOLT A†	2.175% (1 Mo. LIBOR + 1.30%	)#	8/15/2033	50,480,000	49,749,554
JPMorgan Chase Commercial Mortgage Securities Trust 2021-BOLT B†	3.325% (1 Mo. LIBOR + 2.45%	)#	8/15/2033	41,740,000	41,792,175
JPMorgan Chase Commercial Mortgage Securities Trust 2021-BOLT C†	4.825% (1 Mo. LIBOR + 3.95%	)#	8/15/2033	37,430,000	37,500,181
Key Commercial Mortgage Securities Trust 2019-S2 A1†	2.656%		6/15/2052	9,332,794	9,193,114
Key Commercial Mortgage Securities Trust 2019-S2 X†	1.478%	#(k)	6/15/2052	121,600,505	8,099,202
KIND Trust 2021-KIND A†	1.825% (1 Mo. LIBOR + .95%	)#	8/15/2038	82,500,000	79,454,999
KIND Trust 2021-KIND E†	4.125% (1 Mo. LIBOR + 3.25%	)#	8/15/2038	64,200,000	60,162,186
KKR Industrial Portfolio Trust 2021-KDIP A†	1.425% (1 Mo. LIBOR + .55%	)#	12/15/2037	15,437,439	14,822,368
Ladder Capital Commercial Mortgage Trust 2013-GCP A1†	3.575%		2/15/2036	6,053,458	5,915,205
Life 2021-BMR Mortgage Trust 2021-BMR A†	1.575% (1 Mo. LIBOR + .70%	)#	3/15/2038	56,029,299	53,734,781
Life Mortgage Trust 2022-BMR2 A1†	2.095% (1 Mo. Term SOFR + 1.295%	)#	5/15/2039	124,820,000	122,568,634
LoanCore Issuer Ltd. 2019-CRE3 A†	1.925% (1 Mo. LIBOR + 1.05%	)#	4/15/2034	4,979,030	4,966,582
LoanCore Issuer Ltd. 2019-CRE3 AS†	2.245% (1 Mo. LIBOR + 1.37%	)#	4/15/2034	21,868,200	21,731,524

302	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.764%	#(k)	3/10/2049	$83,361,602	$2,459,517
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	58,993,813	59,615,902
LUXE Trust 2021-TRIP A†	1.925% (1 Mo. LIBOR + 1.05%	)#	10/15/2038	25,000,000	24,212,008
LUXE Trust 2021-TRIP B†	2.275% (1 Mo. LIBOR + 1.40%	)#	10/15/2038	18,750,000	18,063,870
LUXE Trust 2021-TRIP D†	3.125% (1 Mo. LIBOR + 2.25%	)#	10/15/2038	27,000,000	25,596,410	(a)
MHC Commercial Mortgage Trust 2021-MHC A†	1.676% (1 Mo. LIBOR + .80%	)#	4/15/2038	29,500,000	28,627,417
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	955,062	952,161
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	15,315,000	15,187,873
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	5,280,000	5,265,140
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4	3.134%		12/15/2048	9,470,000	9,459,745
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA	1.003%	#(k)	5/15/2046	184,163,267	825,217
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB†	0.299%	#(k)	5/15/2046	107,177,251	375,120
Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA	0.956%	#(k)	12/15/2047	102,653,034	1,869,958
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 A4	3.443%		8/15/2047	5,784,540	5,751,794
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 A4	3.325%		5/15/2049	18,050,000	17,722,429
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 XA	1.521%	#(k)	5/15/2049	111,924,165	5,078,693
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.287%	#(k)	11/15/2049	238,122,538	10,102,706
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	1,336,256	1,332,414
Morgan Stanley Capital I Trust 2012-STAR A2†	3.201%		8/5/2034	11,276,000	11,202,237
Morgan Stanley Capital I Trust 2012-STAR B†	3.451%		8/5/2034	1,267,000	1,256,618
Morgan Stanley Capital I Trust 2015-420 A†	3.727%		10/12/2050	23,137,224	22,673,246
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	6,516,447	6,510,067
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.495%	#(k)	8/15/2049	77,022,388	3,450,796
Morgan Stanley Capital I Trust 2016-UB11 XB	0.915%	#(k)	8/15/2049	121,222,774	4,164,269

See Notes to Financial Statements.	303

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Mortgage Repurchase Agreement
Financing Trust Series 2021-S1 A1†	1.342% (1 Mo. LIBOR + .50%	)#	9/10/2022	$140,940,000	$141,080,940
Mortgage Repurchase Agreement Financing Trust Series 2021-S1 A2†	1.342% (1 Mo. LIBOR + .50%	)#	9/10/2022	6,770,000	6,776,770
MRA Issuance Trust 2020-13 A†	1.48% (SOFR + 1.20%	)#	10/15/2022	35,000,000	34,760,880	(a)
MRA Issuance Trust 2021-4 A3†	1.58% (SOFR + 1.30%	)#	7/15/2022	399,320,000	396,012,432	(a)
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	11,205,309	10,910,490
MTK Mortgage Trust 2021-GRNY A†	2.625% (1 Mo. LIBOR + 1.75%	)#	12/15/2038	68,552,500	68,343,415
MTK Mortgage Trust 2021-GRNY B†	3.525% (1 Mo. LIBOR + 2.65%	)#	12/15/2038	22,648,900	22,581,633
MTK Mortgage Trust 2021-GRNY C†	4.275% (1 Mo. LIBOR + 3.40%	)#	12/15/2038	9,458,500	9,436,982
MTN Commercial Mortgage Trust 2022-LPFL A†	2.179% (1 Mo. Term SOFR + 1.40%	)#	3/15/2039	74,814,000	73,791,046
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79%	#(k)	11/15/2032	47,581,000	47,416,175
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.79%	#(k)	11/15/2032	17,029,000	16,942,695
New Orleans Hotel Trust 2019-HNLA A†	1.864% (1 Mo. LIBOR + .99%	)#	4/15/2032	41,812,000	40,510,944
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(k)	1/26/2060	7,452,571	7,159,525
NYO Commercial Mortgage Trust 2021-1290 A†	1.97% (1 Mo. LIBOR + 1.10%	)#	11/15/2038	78,460,000	75,633,298
One Bryant Park Trust 2019-OBP A†	2.516%		9/15/2054	3,520,000	3,124,195
ONE Mortgage Trust 2021-PARK A†	1.575% (1 Mo. LIBOR + .70%	)#	3/15/2036	3,800,000	3,669,827
One New York Plaza Trust 2020-1NYP A†	1.825% (1 Mo. LIBOR + .95%	)#	1/15/2036	90,000,000	87,803,064
One New York Plaza Trust 2020-1NYP AJ†	2.125%		1/15/2036	59,595,000	58,199,845
Palisades Center Trust 2016-PLSD A†	(1 Mo. LIBOR + 1.25%)# 2.713%		4/13/2033	6,735,000	6,302,856
Palisades Center Trust 2016-PLSD C†	3.998%		4/13/2033	40,040,000	25,396,663
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	34,071,926	17,181,869
PFP Ltd. 2019-6 A†	1.925% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	1,475,102	1,473,919

304	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
PFP Ltd. 2019-6 AS†	2.325% (1 Mo. LIBOR + 1.45%	)#	4/14/2037	$35,400,000	$35,438,653
PFP Ltd. 2019-6 B†	2.575% (1 Mo. LIBOR + 1.70%	)#	4/14/2037	36,005,000	35,284,900
PFP Ltd. 2021-7 A†	1.725% (1 Mo. LIBOR + .85%	)#	4/14/2038	6,613,690	6,399,697
Prima Capital CRE Securitization Ltd. 2019-7A A†	2.25%		12/25/2050	7,911,380	7,723,208	(a)
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	57,896,000	57,308,246
Ready Capital Mortgage Financing LLC 2021-FL6 A†	1.956% (1 Mo. LIBOR + .95%	)#	7/25/2036	81,320,000	78,854,988
Ready Capital Mortgage Financing LLC 2022-FL8 A†	2.252% (1 Mo. SOFR + 1.65%	)#	1/25/2037	84,630,000	81,990,145
Ready Capital Mortgage Trust 2019-5 A†	3.777%		2/25/2052	2,584,539	2,572,936
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	6,736,773	6,525,121
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	23,677,456	22,951,197
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(k)	1/26/2060	5,743,538	5,653,273
SFO Commercial Mortgage Trust 2021-555 A†	2.025% (1 Mo. LIBOR + 1.15%	)#	5/15/2038	65,000,000	62,882,846
Shops at Crystals Trust 2016-CSTL XA†	0.606%	#(k)	7/5/2036	112,000,000	2,428,160
SLIDE 2018-FUN A†	2.025% (1 Mo. LIBOR + 1.15%	)#	6/15/2031	43,217,774	42,805,269
SLIDE 2018-FUN B†	2.375% (1 Mo. LIBOR + 1.50%	)#	6/15/2031	8,269,450	8,170,801
SLIDE 2018-FUN C†	2.675% (1 Mo. LIBOR + 1.80%	)#	6/15/2031	6,531,221	6,421,566
SMRT 2022-MINI A†	1.782% (1 Mo. Term SOFR + 1.00%	)#	1/15/2039	241,640,000	233,638,430
SREIT Trust 2021-MFP A†	1.606% (1 Mo. LIBOR + .73%	)#	11/15/2038	63,000,000	61,246,414
SREIT Trust 2021-MFP D†	2.453% (1 Mo. LIBOR + 1.58%	)#	11/15/2038	39,500,000	37,370,219
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(k)	2/25/2050	3,255,395	3,250,352
Starwood Mortgage Residential Trust 2021-2 A1†	0.943%	#(k)	5/25/2065	10,362,951	9,834,843
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	3,510,982	3,404,217
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	2,114,223	2,028,429

See Notes to Financial Statements.	305

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust 2017-C6 XA	0.979%	#(k)	12/15/2050	$356,662,294	$14,698,196
UBS-BAMLL Trust 2012-WRM D†	4.238%	#(k)	6/10/2030	6,900,000	5,353,622	(a)
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	6,126,931	6,116,515
UBS-Barclays Commercial Mortgage Trust 2012-C2 BEC†	4.756%	#(k)	5/10/2063	8,100,293	7,702,198
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA†	1.04%	#(k)	5/10/2063	27,218,457	272
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4	2.792%		12/10/2045	34,991,000	34,963,875
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	15,487,225	15,479,703
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	23,328,516	23,285,013
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%		3/10/2046	23,805,246	23,694,428
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649%	#(k)	3/10/2046	12,000,000	11,740,838
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	0.88%	#(k)	3/10/2046	276,633,448	626,741
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.082%	#(k)	4/10/2046	379,462,476	1,482,939
VASA Trust 2021-VASA B†	2.125% (1 Mo. LIBOR + 1.25%	)#	7/15/2039	20,502,000	19,613,421
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	6,893,299	6,799,775
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	15,742,380	15,179,240
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	16,300,997	15,637,837
Verus Securitization Trust 2021-1 A1†	0.815%	#(k)	1/25/2066	27,825,741	26,629,704
Verus Securitization Trust 2021-3 A1†	1.046%	#(k)	6/25/2066	43,380,337	40,407,700
Verus Securitization Trust 2021-5 A1†	1.013%	#(k)	9/25/2066	49,519,691	44,485,935
Verus Securitization Trust 2021-R2 A1†	0.918%	#(k)	2/25/2064	10,031,444	9,806,556
Verus Securitization Trust 2021-R3 A1†	1.02%	#(k)	4/25/2064	31,568,202	30,484,188
VMC Finance LLC 2019-FL3 A†	1.987% (1 Mo. LIBOR + 1.10%	)#	9/15/2036	39,879,072	39,862,502
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	13,900,000	13,903,429
Waikiki Beach Hotel Trust 2019-WBM A†	1.925% (1 Mo. LIBOR + 1.05%	)#	12/15/2033	49,800,000	48,618,814
Waikiki Beach Hotel Trust 2019-WBM B†	2.105% (1 Mo. LIBOR + 1.23%	)#	12/15/2033	31,700,000	30,592,868
Waikiki Beach Hotel Trust 2019-WBM C†	2.355% (1 Mo. LIBOR + 1.48%	)#	12/15/2033	22,200,000	21,265,500

306	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Waikiki Beach Hotel Trust 2019-WBM D†	2.905% (1 Mo. LIBOR + 2.03%	)#	12/15/2033	$14,900,000	$14,189,769
WaMu Mortgage Pass-Through Certificates Trust 2005-AR18 1A1	2.829%	#(k)	1/25/2036	1,575,668	1,549,203
Wells Fargo Commercial Mortgage Trust 2014-LC16 A5	3.817%		8/15/2050	13,277,000	13,214,309
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.598%	#(k)	6/15/2048	128,495,578	1,963,168
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA	0.66%	#(k)	9/15/2048	147,245,303	2,516,304
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.719%	#(k)	8/15/2049	186,389,714	10,561,661
Wells Fargo Commercial Mortgage Trust 2016-C32 A4	3.56%		1/15/2059	18,500,000	18,303,931
Wells Fargo Commercial Mortgage Trust 2016-C34 XA	2.088%	#(k)	6/15/2049	125,994,994	6,834,195
Wells Fargo Commercial Mortgage Trust 2017-SMP B†	2.00% (1 Mo. LIBOR + 1.13%	)#	12/15/2034	16,322,000	16,099,916
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	20,000,000	20,019,376
Wells Fargo Commercial Mortgage Trust 2018-C47 A2	4.361%		9/15/2061	22,988,000	23,030,123
Wells Fargo Commercial Mortgage Trust 2018-C48 A2	4.224%		1/15/2052	6,697,505	6,730,650
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	25,701,486	25,671,976
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	23,788,000	23,743,890
West Town Mall Trust 2017-KNOX C†	4.346%	#(k)	7/5/2030	17,640,000	17,583,012
West Town Mall Trust 2017-KNOX D†	4.346%	#(k)	7/5/2030	21,720,000	21,633,120
WFLD Mortgage Trust 2014-MONT A†	3.755%	#(k)	8/10/2031	7,750,000	7,591,715
WF-RBS Commercial Mortgage Trust 2012-C10 XA†	1.468%	#(k)	12/15/2045	44,741,094	162,732
WFRBS Commercial Mortgage Trust 2012-C7 XA†	0.879%	#(k)	6/15/2045	35,431,770	354
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.566%	#(k)	6/15/2045	17,378,000	17,243,195
WF-RBS Commercial Mortgage Trust 2012-C8 XA†	1.414%	#(k)	8/15/2045	10,102,597	101
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	11,534,294	11,520,887
WF-RBS Commercial Mortgage Trust 2012-C9 C	4.543%	#(k)	11/15/2045	9,180,000	9,094,964

See Notes to Financial Statements.	307

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	$5,000,000	$4,991,148
WF-RBS Commercial Mortgage Trust 2013-C12 AS	3.56%		3/15/2048	26,191,000	26,206,851
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.172%	#(k)	5/15/2045	215,785,255	1,399,195
WF-RBS Commercial Mortgage Trust 2013-C15 A3	3.881%		8/15/2046	2,002,590	2,005,074
WF-RBS Commercial Mortgage Trust 2014-C19 A4	3.829%		3/15/2047	18,050,000	18,038,858
WF-RBS Commercial Mortgage Trust 2014-C19 A5	4.101%		3/15/2047	25,388,286	25,594,302
WF-RBS Commercial Mortgage Trust 2014-C20 A5	3.995%		5/15/2047	9,160,000	9,129,290
WFRBS Commercial Mortgage Trust 2014-C21 A4	3.41%		8/15/2047	13,916,554	13,754,976
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.645%	#(k)	8/15/2047	77,368,500	995,725
WF-RBS Commercial Mortgage Trust 2014-C22 XA	0.792%	#(k)	9/15/2057	78,737,868	1,093,464
WF-RBS Commercial Mortgage Trust 2014-C22 XB	0.451%	#(k)	9/15/2057	37,769,102	331,975
Total Non-Agency Commercial Mortgage-Backed Securities (cost $11,471,334,251)					10,902,411,052

U.S. TREASURY OBLIGATIONS 4.69%
U.S. Treasury Note	2.50%		4/30/2024	1,287,066,000	1,286,764,337
U.S. Treasury Note	2.50%		5/31/2024	809,692,000	808,901,287
U.S. Treasury Note	2.75%		5/15/2025	577,028,000	577,568,964
Total U.S. Treasury Obligations (cost $2,669,455,163)					2,673,234,588
Total Long-Term Investments (cost $56,966,244,350)					55,174,957,108

SHORT-TERM INVESTMENTS 0.94%

COMMERCIAL PAPER 0.04%

Auto Manufacturers
General Motors Financial Co., Inc. (cost $21,854,000)	Zero Coupon		6/1/2022	21,854,000	21,854,000

308	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Investments	Principal Amount	Fair Value
REPURCHASE AGREEMENTS 0.90%
Repurchase Agreement dated 5/31/2022, 0.100% due 6/1/2022 with Fixed Income Clearing Corp. collateralized by $25,000,000 of U.S. Treasury Note at 0.125% due 5/15/2023; $328,218,100 of U.S. Treasury Bill at 0.00% due 4/20/2023; $182,277,600 of U.S. Treasury Bill at 0.00% due 5/18/2023; value: $526,187,155; proceeds: $515,871,150 (cost $515,869,717)	$515,869,717	$515,869,717
Total Short-Term Investments (cost $537,723,717)		537,723,717
Total Investments in Securities 97.79% (cost $57,503,968,067)		55,712,680,825
Less Unfunded Loan Commitments (0.00%) (cost $2,146,181)(l)		(2,119,083)
Net Investments in Securities 97.79% (cost $57,501,821,886)		55,710,561,742
Other Assets and Liabilities – Net(m) 2.21%		1,260,265,855
Net Assets 100.00%		$56,970,827,597

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REIT	Real Estate Investment Trusts.
SOFR	Secured Over Night Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2022, the total value of Rule 144A securities was $30,480,650,769, which represents 53.53% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2022.
(a)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security fair valued by the Pricing Committee.
(d)	Foreign security traded in U.S. dollars.
(e)	Securities purchased on a when-issued basis (See Note 2(j)).
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2022.
(h)	Interest rate to be determined.
(i)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	Security partially/fully unfunded. See Note (2(o)).
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	See Note (2(o)).
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Financial Statements.	309

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Credit Default Swaps on Indexes - Sell Protection at May 31, 2022(1):

Referenced Indexes*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Receivable at Fair Value(4)
Markit CMBX.NA.AA.8	Citibank	1.500%	10/17/2057	15,000,000	$(36,205)	$71,007	$34,802
Markit CMBX.NA.AA.8	Citibank	1.500%	10/17/2057	150,000,000	466,908	(118,888)	348,020
Markit CMBX.NA.AA.8	Morgan Stanley	1.500%	10/17/2057	25,000,000	(68,018)	126,021	58,003
Markit CMBX.NA.AA.9	Morgan Stanley	1.500%	9/17/2058	49,500,000	235,843	(131,046)	104,797
					$598,528	$(52,906)	$545,622

Referenced Indexes*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	16,000,000	$(1,369,920)	$(818,751)	$(2,188,671)
Markit CMBX.NA.BBB-.12	Goldman Sachs	3.000%	8/17/2061	25,000,000	(1,983,483)	(1,417,159)	(3,400,642)
Markit CMBX.NA.A.10	Morgan Stanley	2.000%	11/17/2059	25,000,000	(122,460)	(447,773)	(570,233)
Markit CMBX.NA.A.10	Morgan Stanley	2.000%	11/17/2059	25,000,000	(70,360)	(499,873)	(570,233)
Markit CMBX.NA.A.10	Morgan Stanley	2.000%	11/17/2059	25,000,000	(118,967)	(451,267)	(570,234)
Markit CMBX.NA.A.6	Morgan Stanley	2.000%	5/11/2063	28,476,863	10,150	(2,704,773)	(2,694,623)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	31,353,900	(305,769)	(152,586)	(458,355)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	7,838,475	(124,797)	10,208	(114,589)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	3,919,238	(45,491)	(11,803)	(57,294)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	7,838,475	(146,483)	31,894	(114,589)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	3,919,238	(59,900)	2,606	(57,294)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	7,838,475	(88,508)	(26,081)	(114,589)
Markit CMBX.NA.AA.6	Goldman Sachs	1.500%	5/11/2063	21,947,730	(674,500)	353,652	(320,848)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	7,838,475	(90,983)	(23,606)	(114,589)
Markit CMBX.NA.AA.6	Morgan Stanley	1.500%	5/11/2063	23,515,425	(200,674)	(143,092)	(343,766)

310	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

Referenced Indexes*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	35,000,000	$(540,911)	$15,053	$(525,858)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	25,000,000	(445,571)	69,958	(375,613)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	20,000,000	(314,903)	14,413	(300,490)
Markit CMBX.NA.BBB-.12	Goldman Sachs	3.000%	8/17/2061	20,000,000	(761,270)	(1,959,244)	(2,720,514)
					$(7,454,800)	$(8,158,224)	$(15,613,024)
Total Credit Default Swaps on Indexes - Sell Protection					$(6,856,272)	$(8,211,130)	$(15,067,402)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $694,812. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $8,905,942.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at May 31, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Bank of America	7/20/2022	34,450,000	$27,285,292	$27,229,396	$55,896

Open Futures Contracts at May 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2022	108,356	Long	$22,884,253,014	$22,874,120,852	$(10,132,162)
U.S. 5-Year Treasury Note	September 2022	23,162	Long	2,622,983,953	2,616,220,281	(6,763,672)
Total Unrealized Depreciation on Open Futures Contracts						$(16,895,834)

See Notes to Financial Statements.	311

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2022

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Automobiles	$–	$4,281,551,225	$56,875,115	$4,338,426,340
Credit Card	–	537,388,712	74,716,750	612,105,462
Other	–	7,994,499,239	209,518,068	8,204,017,307
Remaining Industries	–	489,690,275	–	489,690,275
Common Stocks	–	–	1,065,615	1,065,615
Convertible Bonds	–	65,190,325	–	65,190,325
Corporate Bonds	–	22,929,248,726	–	22,929,248,726
Floating Rate Loans
Entertainment	–	–	24,953,125	24,953,125
Health Care Services	–	161,229,838	123,691,112	284,920,950
Real Estate Investment Trusts	–	267,585,109	210,427,940	478,013,049
Remaining Industries	–	3,809,704,948	–	3,809,704,948
Less Unfunded Commitments	–	(2,119,083)	–	(2,119,083)
Foreign Government Obligations	–	142,411,465	–	142,411,465
Government Sponsored Enterprises
Collateralized Mortgage Obligations	–	17,914,121	193,070	18,107,191
Government Sponsored
Enterprises Pass-Throughs	–	134,679,560	4,905,181	139,584,741
Municipal Bonds	–	61,871,949	–	61,871,949
Non-Agency Commercial
Mortgage-Backed Securities	–	9,693,557,263	1,208,853,789	10,902,411,052
U.S. Treasury Obligations	–	2,673,234,588	–	2,673,234,588
Short-Term Investments
Commercial Paper	–	21,854,000	–	21,854,000
Repurchase Agreements	–	515,869,717	–	515,869,717
Total	$–	$53,795,361,977	$1,915,199,765	$55,710,561,742
Other Financial Instruments
Credit Default Swap Contracts
Assets	$–	$545,622	$–	$545,622
Liabilities	–	(15,613,024)	–	(15,613,024)
Forward Foreign Currency Exchange Contracts
Assets	–	55,896	–	55,896
Liabilities	–	–	–	–
Futures Contracts
Assets	–	–	–	–
Liabilities	(16,895,834)	–	–	(16,895,834)
Total	$(16,895,834)	$(15,011,506)	$–	$(31,907,340)

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

312	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME FUND May 31, 2022

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset- Backed Securities	Common Stocks	Floating Rate Loans	Government Sponsored Enterprises Pass- Throughs	Government Sponsored Enterprises Collateralized Mortgage Obligations	Non-Agency Commercial Mortgage- Backed Securities
Balance as of December 1, 2021	$334,256,942	$–	$231,080,330	$7,787,714	$–	$1,270,813,937
Accrued Discounts (Premiums)	(200,976)	–	38,625	(6,694)	(1,209,105)	(249,202)
Realized Gain (Loss)	–	–	16,941	(34,872)	–	74,415
Change in Unrealized
Appreciation (Depreciation)	(22,807,062)	364,553	17,314	(98,636)	801,251	(18,482,289)
Purchases	–	701,062	241,071,189	–	–	685,150,000
Sales	(2,049,824)	–	(113,152,222)	(738,797)	–	(997,978,364)
Transfers into Level 3	136,910,853	–	–	–	600,924	310,979,477
Transfers out of Level 3	(105,000,000)	–	–	(2,003,534)	–	(41,454,185)
Balance as of May 31, 2022	$341,109,933	$1,065,615	$359,072,177	$4,905,181	$193,070	$1,208,853,789
Change in unrealized appreciation/ depreciation for the period ended May 31, 2022, related to Level 3 investments held at May 31, 2022	$(22,806,061)	$364,553	$(103,903)	$(98,636)	$801,251	$(12,225,471)

See Notes to Financial Statements.	313

Schedule of Investments (unaudited)

TOTAL RETURN FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 108.94%

ASSET-BACKED SECURITIES 16.24%

Auto Floor Plan 0.05%
Ford Credit Floorplan Master Owner Trust 2018-4 A	4.06%	11/15/2030	$1,636,000	$1,647,048

Automobiles 3.82%
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	765,116	765,854
Avid Automobile Receivables Trust 2019-1 C†	3.14%	7/15/2026	760,000	757,783
Avis Budget Rental Car Funding AESOP LLC 2021-2A D†	4.08%	2/20/2028	7,500,000	6,809,768
Capital One Prime Auto Receivables Trust 2022-1 A2	2.71%	6/16/2025	32,850,000	32,728,692
Carmax Auto Owner Trust 2021-1 A2A	0.22%	2/15/2024	3,788,070	3,783,958
Carvana Auto Receivables Trust 2019-3A E†	4.60%	7/15/2026	4,236,000	4,247,659
Carvana Auto Receivables Trust NP1 2020-N1A E†	5.20%	7/15/2027	9,077,000	9,001,503
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	564,703	566,148
CPS Auto Receivables Trust 2019-B E†	5.00%	3/17/2025	1,585,000	1,606,295
CPS Auto Receivables Trust 2020-A E†	4.09%	12/15/2025	812,000	794,032
Exeter Automobile Receivables Trust 2020-3A E†	3.44%	8/17/2026	10,847,000	10,664,524
Flagship Credit Auto Trust 2020-2 A†	1.49%	7/15/2024	130	129
Flagship Credit Auto Trust 2021-1 A†	0.31%	6/16/2025	3,521,762	3,490,352
Ford Credit Auto Lease Trust 2021-A A2	0.19%	7/15/2023	1,679,108	1,677,847
GM Financial Automobile Leasing Trust 2022-2 A2	2.93%	10/21/2024	17,920,000	17,894,563
Hertz Vehicle Financing III LP 2021-2A A†	1.68%	12/27/2027	13,150,000	11,878,505
Toyota Auto Receivables Owner Trust 2021-A A2	0.16%	7/17/2023	4,269,916	4,265,680
Tricolor Auto Securitization Trust 2021-1A E†	3.23%	9/15/2026	4,270,000	4,110,726
Westlake Automobile Receivables Trust 2020-3A E†	3.34%	6/15/2026	8,700,000	8,501,526
World Omni Auto Receivables Trust 2021-A A2	0.17%	2/15/2024	4,476,304	4,471,336
Total				128,016,880

Credit Card 1.47%
Genesis Sales Finance Master Trust 2020-AA A†	1.65%	9/22/2025	15,000,000	14,818,018
Genesis Sales Finance Master Trust 2020-AA D†	4.71%	9/22/2025	2,300,000	2,282,057
Genesis Sales Finance Master Trust 2021-AA B†	1.45%	12/21/2026	8,410,000	8,000,598
Genesis Sales Finance Master Trust 2021-AA D†	2.09%	12/21/2026	4,000,000	3,806,788
Perimeter Master Note Business Trust 2019-2A A†	4.23%	5/15/2024	15,000,000	15,059,820	(a)
Perimeter Master Note Business Trust 2021-1A B†	4.17%	5/15/2024	5,875,000	5,507,867	(a)
Total				49,475,148

314	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Home Equity 0.00%
New Century Home Equity Loan Trust 2005-A A6	4.695%		8/25/2035		$66,247	$63,203

Other 9.68%
AMMC CLO Ltd. 2020-23A CR†	3.044% (3 Mo. LIBOR + 2.00%	)#	10/17/2031		6,470,000	6,198,796
AMMC CLO XIII Ltd. 2013-13A A2LR†	2.884% (3 Mo. LIBOR + 1.70%	)#	7/24/2029		810,000	789,702
Apidos CLO XXVI A2R†	2.544% (3 Mo. LIBOR + 1.50%	)#	7/18/2029		3,300,000	3,197,191
Apidos CLO XXXV 2021-35A A†	2.113% (3 Mo. LIBOR + 1.05%	)#	4/20/2034		4,660,000	4,516,442
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 D†	3.375% (1 Mo. LIBOR + 2.50%	)#	5/15/2036		7,800,000	7,560,328
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 E†	3.825% (1 Mo. LIBOR + 2.95%	)#	5/15/2036		1,930,000	1,887,377
Ballyrock CLO Ltd. 2020-2A A1R†	2.073% (3 Mo. LIBOR + 1.01%	)#	10/20/2031		6,120,000	6,028,983
Barings CLO Ltd. 2019-3A BR†	2.663% (3 Mo. LIBOR + 1.60%	)#	4/20/2031		6,590,000	6,395,018
Carlyle Global Market Strategies CLO Ltd. 2015-5A BRR†	3.363% (3 Mo. LIBOR + 2.30%	)#	1/20/2032		4,830,000	4,667,447
Carlyle US CLO Ltd. 2017-3A A1AR†	1.963% (3 Mo. LIBOR + .90%	)#	7/20/2029		7,540,000	7,465,097
Carlyle US CLO Ltd. 2019-1A A1AR†	2.143% (3 Mo. LIBOR + 1.08%	)#	4/20/2031		7,700,000	7,565,623
CBAM Ltd. 2017-1A D†	4.813% (3 Mo. LIBOR + 3.75%	)#	7/20/2030		5,910,000	5,748,938
CIFC Funding I Ltd. 2021-1A A1†	2.294% (3 Mo. LIBOR + 1.11%	)#	4/25/2033		16,720,000	16,445,958
CIFC Funding V Ltd. 2014-5A A1R2†	2.244% (3 Mo. LIBOR + 1.20%	)#	10/17/2031		3,830,000	3,766,508
Consumer Loan Underlying Bond CLUB Credit Trust 2019-P2 C†	4.41%		10/15/2026		5,370,017	5,355,945
Dryden Senior Loan Fund 2017-47A BR†	2.514% (3 Mo. LIBOR + 1.47%	)#	4/15/2028		12,670,000	12,341,870
Elmwood CLO VIII Ltd. 2021 1A B1†	2.613% (3 Mo. LIBOR + 1.55%	)#	1/20/2034		5,000,000	4,781,368
Fairstone Financial Issuance Trust I 2020-1A C†(b)	5.162%		10/20/2039	CAD	20,760,000	16,119,033	(a)
Fairstone Financial Issuance Trust I 2020-1A D†(b)	6.873%		10/20/2039	CAD	2,649,000	2,109,645	(a)

See Notes to Financial Statements.	315

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Galaxy XXI CLO Ltd. 2015-21A AR†	2.083% (3 Mo. LIBOR + 1.02%	)#	4/20/2031	$1,970,000	$1,942,088
Goldentree Loan Management U.S. CLO 3 Ltd. B1†	2.613% (3 Mo. LIBOR + 1.55%	)#	4/20/2030	2,050,000	1,995,308
Gracie Point International Funding 2020-B B†	3.20% (1 Mo. LIBOR + 2.40%	)#	5/2/2023	7,160,648	7,167,111
Greywolf CLO VII Ltd. 2018-2A A1†	2.243% (3 Mo. LIBOR + 1.18%	)#	10/20/2031	3,800,000	3,759,385
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	3,937,889	3,909,955
HGI CRE CLO Ltd. 2021-FL1 C†	2.575% (1 Mo. LIBOR + 1.70%	)#	6/16/2036	2,350,000	2,258,465
HGI CRE CLO Ltd. 2021-FL1 D†	3.225% (1 Mo. LIBOR + 2.35%	)#	6/16/2036	3,590,000	3,393,406
KKR CLO Ltd. 30A CR†	3.044% (3 Mo. LIBOR + 2.00%	)#	10/17/2031	3,680,000	3,522,492
Lending Funding Trust 2020-2A A†	2.32%		4/21/2031	11,751,000	10,727,978
Lendmark Funding Trust 2021-1A A†	1.90%		11/20/2031	8,300,000	7,454,683
Lendmark Funding Trust 2021-2A C†	3.09%		4/20/2032	5,380,000	4,444,022	(a)
Lendmark Funding Trust 2021-2A D†	4.46%		4/20/2032	4,025,000	3,268,901	(a)
LoanCore Issuer Ltd. 2022-CRE7 A†	1.965% (1 Mo. SOFR + 1.55%	)#	1/17/2037	8,100,000	7,890,050
Marble Point CLO XVII Ltd. 2020-1A A†	2.363% (3 Mo. LIBOR + 1.30%	)#	4/20/2033	7,154,498	7,055,725
Mariner Finance Issuance Trust 2021-BA D†	3.42%		11/20/2036	6,655,000	5,882,452	(a)
Mariner Finance Issuance Trust 2021-BA E†	4.68%		11/20/2036	4,100,000	3,621,466	(a)
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	13,224,900	13,329,902
Mountain View CLO LLC 2017-1A AR†	2.134% (3 Mo. LIBOR + 1.09%	)#	10/16/2029	6,416,476	6,352,311
Oaktree CLO Ltd. 2019-4A CR†	3.313% (3 Mo. LIBOR + 2.25%	)#	10/20/2032	6,770,000	6,524,361
Parallel Ltd. 2017-1A A1R†	2.093% (3 Mo. LIBOR + 1.03%	)#	7/20/2029	2,286,558	2,269,516
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	3,244,323	2,925,229
Race Point IX CLO Ltd. 2015-9A CR†	4.244% (3 Mo. LIBOR + 3.20%	)#	10/15/2030	6,090,000	5,406,762
Rad CLO 7 Ltd. 2020-7A A1†	2.244% (3 Mo. LIBOR + 1.20%	)#	4/17/2033	11,510,613	11,306,471
Rockford Tower CLO Ltd. 2018-1A A†	2.578% (3 Mo. LIBOR + 1.10%	)#	5/20/2031	9,551,309	9,434,114
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	9,263,000	8,881,975
SCF Equipment Leasing LLC 2021-1A D†	1.93%		9/20/2030	8,430,000	7,749,850

316	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
SCF Equipment Leasing LLC 2021-1A E†	3.56%		8/20/2032	$2,800,000	$2,646,319
SEB Funding LLC 2021-1A A2†	4.969%		1/30/2052	9,595,950	8,896,771
Signal Peak 8 CLO Ltd. 2020-8A A†	2.333% (3 Mo. LIBOR + 1.27%	)#	4/20/2033	12,021,647	11,837,561
Signal Peak CLO 2 LLC 2015-1A DR2†	3.913% (3 Mo. LIBOR + 2.85%	)#	4/20/2029	6,000,000	5,615,264
Sunrun Demeter Issuer 2021-2A A†	2.27%		1/30/2057	4,554,878	3,884,812
VERDE CLO Ltd. 2019-1A AR†	2.144% (3 Mo. LIBOR + 1.10%	)#	4/15/2032	10,770,000	10,586,295
Wind River CLO Ltd. 2021-4A B†	2.713% (3 Mo. LIBOR + 1.65%	)#	1/20/2035	6,250,000	5,969,703
Total					324,851,972

Packaging & Containers 0.75%
CPS Auto Receivables Trust 2020-C C†	1.71%		8/17/2026	5,050,671	5,028,726
Flagship Credit Auto Trust 2018-4 E†	5.51%		3/16/2026	9,800,000	9,853,523
Westlake Automobile Receivables Trust 2021-1A E†	2.33%		8/17/2026	11,045,000	10,377,140
Total					25,259,389

Student Loan 0.47%
Massachusetts Educational Financing Authority 2008-1 A1	2.134% (3 Mo. LIBOR + .95%	)#	4/25/2038	1,715,167	1,717,919
Nelnet Student Loan Trust 2021-DA B†	2.90%		4/20/2062	6,900,000	5,946,560
Pennsylvania Higher Education Assistance Agency 2006-1 B	1.454% (3 Mo. LIBOR + .27%	)#	4/25/2038	927,256	850,316
SLC Student Loan Trust 2008-1 A4A	2.426% (3 Mo. LIBOR + 1.60%	)#	12/15/2032	5,247,296	5,255,983
Towd Point Asset Trust 2018-SL1 A†	1.268% (1 Mo. LIBOR + .60%	)#	1/25/2046	1,831,536	1,822,162
Total					15,592,940
Total Asset-Backed Securities (cost $566,478,863)					544,906,580

CORPORATE BONDS 36.44%

Advertising 0.10%
Clear Channel Outdoor Holdings, Inc.†	7.75%		4/15/2028	4,129,000	3,471,643

Aerospace/Defense 0.22%
Bombardier, Inc. (Canada)†(c)	6.00%		2/15/2028	4,152,000	3,466,920
TransDigm, Inc.	6.375%		6/15/2026	3,913,000	3,890,500
Total					7,357,420

See Notes to Financial Statements.	317

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Agriculture 0.52%
CARGILL, Inc.	4.00%		6/22/2032	$8,575,000	$8,612,861
MHP Lux SA (Luxembourg)†(c)	6.25%		9/19/2029	7,870,000	4,209,506
Viterra Finance BV (Netherlands)†(c)	4.90%		4/21/2027	4,776,000	4,738,027
Total					17,560,394

Airlines 0.91%
American Airlines Group, Inc.†	3.75%		3/1/2025	4,678,000	4,187,909
American Airlines, Inc.†	11.75%		7/15/2025	3,068,000	3,486,782
British Airways 2020-1 Class A Pass Through Trust (United Kingdom)†(c)	4.25%		11/15/2032	6,911,737	6,637,814
Delta Air Lines, Inc.†	7.00%		5/1/2025	8,298,000	8,883,722
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%		10/20/2025	3,691,000	3,684,377
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%		10/20/2028	3,739,000	3,736,674
Total					30,617,278

Apparel 0.18%
Levi Strauss & Co.†	3.50%		3/1/2031	3,985,000	3,507,059
PVH Corp.	7.75%		11/15/2023	2,290,000	2,414,148
Total					5,921,207

Auto Manufacturers 0.56%
Ford Motor Co.	3.25%		2/12/2032	10,357,000	8,771,343
General Motors Financial Co., Inc.	3.60%		6/21/2030	11,003,000	9,882,050
Total					18,653,393

Banks 9.59%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 Yr. Treasury CMT + 1.90%	)#	3/13/2037	5,400,000	4,516,165
Bank of America Corp.	1.658% (SOFR + 0.91%	)#	3/11/2027	4,792,000	4,392,636
Bank of America Corp.	2.087% (SOFR + 1.06%	)#	6/14/2029	9,122,000	8,046,426
Bank of America Corp.	2.687% (SOFR + 1.32%	)#	4/22/2032	13,448,000	11,734,518
Bank of America Corp.	3.004% (3 Mo. LIBOR + .79%	)#	12/20/2023	5,388,000	5,387,538
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%	)#	7/21/2028	10,476,000	10,164,822
Bank of America Corp.	3.97% (3 Mo. LIBOR + 1.07%	)#	3/5/2029	5,597,000	5,485,037
Bank of America Corp.	4.00%		1/22/2025	4,554,000	4,578,561
BankUnited, Inc.	5.125%		6/11/2030	6,768,000	6,734,020

318	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
BNP Paribas SA (France)†(c)	4.375% (USD 5 Yr. Swap rate + 1.48%	)#	3/1/2033	$9,625,000	$9,206,598
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%	)#	1/10/2028	13,692,000	13,491,919
Citigroup, Inc.	3.98% (3 Mo. LIBOR + 1.34%	)#	3/20/2030	26,656,000	25,830,098
Citigroup, Inc.	4.14% (SOFR + 1.37%	)#	5/24/2025	3,361,000	3,390,892
Danske Bank A/S (Denmark)†(c)	3.773% (1 Yr. Treasury CMT + 1.45%	)#	3/28/2025	12,311,000	12,207,660
Danske Bank A/S (Denmark)†(c)	4.375%		6/12/2028	200,000	194,909
Goldman Sachs Group, Inc. (The)	0.627% (SOFR + 0.54%	)#	11/17/2023	13,513,000	13,357,177
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%	)#	7/21/2032	15,695,000	13,196,745
Goldman Sachs Group, Inc. (The)	2.615% (SOFR + 1.28%	)#	4/22/2032	5,904,000	5,093,809
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%	)#	1/25/2033	8,363,000	7,473,569
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028	14,941,000	14,528,765
JPMorgan Chase & Co.	3.782% (3 Mo. LIBOR + 1.34%	)#	2/1/2028	5,679,000	5,596,878
Macquarie Bank Ltd. (Australia)†(c)	3.624%		6/3/2030	2,821,000	2,512,302
Macquarie Group Ltd. (Australia)†(c)	2.691% (SOFR + 1.44%	)#	6/23/2032	11,002,000	9,201,621
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 Mo. LIBOR + 1.73%	)#	3/27/2029	9,640,000	9,601,595
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	8,325,000	7,036,638
Morgan Stanley	2.484% (SOFR + 1.36%	)#	9/16/2036	6,328,000	5,109,578
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%	)#	1/23/2030	23,303,000	23,455,832
Santander UK Group Holdings plc (United Kingdom)(c)	3.373% (3 Mo. LIBOR + 1.08%	)#	1/5/2024	10,249,000	10,250,393
UBS AG (Switzerland)(c)	5.125%		5/15/2024	9,363,000	9,520,064
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	20,155,000	18,614,922
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033	8,054,000	7,437,589

See Notes to Financial Statements.	319

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Wells Fargo & Co.	3.584% (3 Mo. LIBOR + 1.31%	)#	5/22/2028	$10,914,000	$10,624,685
Westpac Banking Corp. (Australia)(c)	2.894% (5 Yr. Treasury CMT + 1.35%	)#	2/4/2030	6,432,000	6,159,752
Westpac Banking Corp. (Australia)(c)	4.322% (USD ICE 5 Yr. Swap rate + 2.36%	)#	11/23/2031	17,998,000	17,631,793
Total					321,765,506

Building Materials 0.16%
Cemex SAB de CV (Mexico)†(c)	5.45%		11/19/2029	5,645,000	5,443,473

Chemicals 0.34%
Braskem Netherlands Finance BV (Netherlands)†(c)	4.50%		1/31/2030	5,789,000	5,429,416
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028	3,972,000	3,805,772
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(c)	2.60%		9/16/2028	7,540,000	2,000,490
Total					11,235,678

Coal 0.10%
SunCoke Energy, Inc.†	4.875%		6/30/2029	3,791,000	3,380,814

Commercial Services 0.21%
Gartner, Inc.†	3.75%		10/1/2030	3,983,000	3,700,187
ZipRecruiter, Inc.†	5.00%		1/15/2030	3,660,000	3,459,505
Total					7,159,692

Computers 0.42%
Condor Merger Sub, Inc.†	7.375%		2/15/2030	3,764,000	3,302,007
Dell International LLC/EMC Corp.†	3.375%		12/15/2041	6,351,000	4,768,926
Dell International LLC/EMC Corp.	8.35%		7/15/2046	4,478,000	5,914,471
Total					13,985,404

Cosmetics/Personal Care 0.11%
GSK Consumer Healthcare Capital US LLC†	3.625%		3/24/2032	3,778,000	3,618,131

Diversified Financial Services 3.92%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.50%		1/15/2025	10,075,000	9,774,347
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.875%		1/23/2028	5,838,000	5,421,325
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.875%		1/16/2024	2,348,000	2,365,935
Aircastle Ltd.†	2.85%		1/26/2028	6,857,000	5,960,262

320	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Ally Financial, Inc.	8.00%		11/1/2031	$7,429,000	$8,733,484
Aviation Capital Group LLC†	1.95%		1/30/2026	4,918,000	4,402,040
Aviation Capital Group LLC†	5.50%		12/15/2024	11,453,000	11,655,465
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%		2/21/2026	11,378,000	10,174,637
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%		4/15/2026	5,671,000	5,432,238
Capital One Financial Corp.	4.166% (SOFR + 1.37%	)#	5/9/2025	10,792,000	10,872,968
Coinbase Global, Inc.†	3.375%		10/1/2028	4,300,000	3,151,879
CPPIB Capital, Inc. (Canada)†(c)	1.828% (SOFR + 1.25%	)#	4/4/2025	22,800,000	23,406,152
Intercontinental Exchange, Inc.	4.00%		9/15/2027	18,451,000	18,588,765
Navient Corp.	5.00%		3/15/2027	4,040,000	3,725,547
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	3,127,000	3,195,919
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	4,780,000	4,517,933
Total					131,378,896

Electric 2.42%
AES Corp. (The)†	3.95%		7/15/2030	6,812,000	6,341,257
Alfa Desarrollo SpA (Chile)†(c)	4.55%		9/27/2051	5,762,423	4,396,988
Ausgrid Finance Pty Ltd. (Australia)†(c)	4.35%		8/1/2028	7,038,000	6,952,998
Calpine Corp.†	5.00%		2/1/2031	4,293,000	3,834,164
Constellation Energy Generation LLC	6.25%		10/1/2039	8,597,000	9,044,370
FirstEnergy Corp.	4.40%		7/15/2027	12,431,000	12,354,736
Minejesa Capital BV (Netherlands)†(c)	4.625%		8/10/2030	7,792,000	7,314,740
NRG Energy, Inc.†	4.45%		6/15/2029	3,410,000	3,237,150
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(c)	3.00%		6/30/2030	4,813,000	4,175,590
Southern Co. (The)	4.475%		8/1/2024	13,655,000	13,878,902
Vistra Operations Co. LLC†	3.55%		7/15/2024	9,911,000	9,729,985
Total					81,260,880

Electronics 0.11%
Atkore, Inc.†	4.25%		6/1/2031	3,965,000	3,628,074

Entertainment 0.37%
Jacobs Entertainment, Inc.†	6.75%		2/15/2029	3,610,000	3,339,250
Live Nation Entertainment, Inc.†	4.75%		10/15/2027	5,754,000	5,502,953
Mohegan Gaming & Entertainment†	8.00%		2/1/2026	3,803,000	3,522,529
Total					12,364,732

See Notes to Financial Statements.	321

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Environmental Control 0.09%
Madison IAQ LLC†	5.875%	6/30/2029	$4,018,000	$3,150,916

Food 0.10%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029	3,949,000	3,442,758

Forest Products & Paper 0.11%
Mercer International, Inc. (Canada)(c)	5.125%	2/1/2029	4,098,000	3,777,188

Gas 0.22%
National Fuel Gas Co.	5.50%	1/15/2026	7,186,000	7,426,428

Health Care-Products 0.11%
Mozart Debt Merger Sub, Inc.†	3.875%	4/1/2029	3,938,000	3,560,149

Health Care-Services 1.17%
Centene Corp.	2.45%	7/15/2028	3,197,000	2,875,989
Centene Corp.	4.25%	12/15/2027	6,994,000	6,969,626
Charles River Laboratories International, Inc.†	4.25%	5/1/2028	3,829,000	3,713,881
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031	4,089,000	3,306,314
CHS/Community Health Systems, Inc.†	6.125%	4/1/2030	4,000,000	2,920,000
Radiology Partners, Inc.†	9.25%	2/1/2028	4,152,000	3,398,995
Tenet Healthcare Corp.†	4.875%	1/1/2026	4,000,000	3,996,120
Tenet Healthcare Corp.†	6.25%	2/1/2027	1,883,000	1,885,401
UnitedHealth Group, Inc.	4.00%	5/15/2029	10,096,000	10,260,798
Total				39,327,124

Home Builders 0.31%
Century Communities, Inc.†	3.875%	8/15/2029	3,738,000	3,241,201
Toll Brothers Finance Corp.	3.80%	11/1/2029	3,800,000	3,495,552
Toll Brothers Finance Corp.	4.35%	2/15/2028	3,884,000	3,730,799
Total				10,467,552

Insurance 0.51%
Assurant, Inc.	2.65%	1/15/2032	3,488,000	2,851,695
First American Financial Corp.	2.40%	8/15/2031	5,418,000	4,388,968
GA Global Funding Trust†	3.85%	4/11/2025	9,989,000	9,927,914
Total				17,168,577

322	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Internet 1.15%
Baidu, Inc. (China)(c)	2.375%	8/23/2031	$12,800,000	$10,743,355
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	3.50%	3/1/2029	3,962,000	3,663,760
Netflix, Inc.	5.875%	11/15/2028	4,150,000	4,308,448
Netflix, Inc.	6.375%	5/15/2029	5,169,000	5,500,139
Prosus N.V. (Netherlands)†(c)	3.257%	1/19/2027	4,000,000	3,568,321
Tencent Holdings Ltd. (China)†(c)	2.39%	6/3/2030	12,700,000	10,848,151
Total				38,632,174

Iron-Steel 0.11%
United States Steel Corp.	6.875%	3/1/2029	3,533,000	3,540,437

Leisure Time 0.29%
Life Time, Inc.†	5.75%	1/15/2026	4,059,000	3,909,953
Royal Caribbean Cruises Ltd.†	5.50%	4/1/2028	3,956,000	3,345,609
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	2,127,000	2,309,401
Total				9,564,963

Lodging 0.20%
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	3,416,000	3,357,245
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	3,762,000	3,468,112
Total				6,825,357

Machinery-Diversified 0.51%
nVent Finance Sarl (Luxembourg)(c)	4.55%	4/15/2028	13,974,000	13,879,117
TK Elevator US Newco, Inc.†	5.25%	7/15/2027	3,289,000	3,211,281
Total				17,090,398

Media 0.98%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	1,951,000	1,892,860
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	1,900,000	1,755,477
Charter Communications Operating LLC/Charter Communications Operating Capital	2.25%	1/15/2029	13,371,000	11,392,400
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045	5,014,000	5,188,080
FactSet Research Systems, Inc.	3.45%	3/1/2032	5,400,000	4,878,070
Time Warner Cable LLC	7.30%	7/1/2038	2,682,000	2,976,410
Time Warner Entertainment Co. LP	8.375%	7/15/2033	4,078,000	4,943,107
Total				33,026,404

See Notes to Financial Statements.	323

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Mining 2.03%
Alcoa Nederland Holding BV (Netherlands)†(c)	4.125%		3/31/2029	$4,011,000	$3,827,717
Alcoa Nederland Holding BV (Netherlands)†(c)	6.125%		5/15/2028	2,749,000	2,796,068
Anglo American Capital plc (United Kingdom)†(c)	3.875%		3/16/2029	5,042,000	4,798,805
Anglo American Capital plc (United Kingdom)†(c)	4.00%		9/11/2027	13,792,000	13,504,376
FMG Resources August 2006 Pty Ltd. (Australia)†(c)	4.375%		4/1/2031	3,984,000	3,556,656
FMG Resources August 2006 Pty Ltd. (Australia)†(c)	4.50%		9/15/2027	2,435,000	2,354,036
Freeport Indonesia PT (Indonesia)†(c)	5.315%		4/14/2032	2,908,000	2,840,534
Freeport-McMoRan, Inc.	4.125%		3/1/2028	4,026,000	3,871,281
Freeport-McMoRan, Inc.	5.45%		3/15/2043	3,196,000	3,147,868
Glencore Funding LLC†	2.85%		4/27/2031	6,534,000	5,620,801
Glencore Funding LLC†	4.875%		3/12/2029	18,042,000	18,124,628
Novelis Corp.†	3.875%		8/15/2031	4,125,000	3,610,014
Total					68,052,784

Multi-National 0.73%
Asian Development Bank (Philippines)(c)	1.585% (SOFR Index + 1.00%	)#	4/6/2027	14,000,000	14,449,484
Inter-American Investment Corp.	2.625%		4/22/2025	10,000,000	9,922,457
Total					24,371,941

Oil & Gas 2.65%
California Resources Corp.†	7.125%		2/1/2026	2,119,000	2,176,616
Callon Petroleum Co.†	8.00%		8/1/2028	3,955,000	4,081,718
Comstock Resources, Inc.†	6.75%		3/1/2029	3,889,000	3,890,167
Continental Resources, Inc.†	5.75%		1/15/2031	16,850,000	17,342,778
EQT Corp.	7.50%		2/1/2030	11,245,000	12,511,187
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%		2/1/2029	3,576,000	3,510,219
Laredo Petroleum, Inc.	9.50%		1/15/2025	3,449,000	3,581,476
MEG Energy Corp. (Canada)†(c)	5.875%		2/1/2029	2,270,000	2,269,546
Occidental Petroleum Corp.	6.125%		1/1/2031	1,650,000	1,792,312
Occidental Petroleum Corp.	6.625%		9/1/2030	10,419,000	11,693,244
OGX Austria GmbH (Brazil)†(c)(d)	8.50%		6/1/2018	1,730,000	35
Ovintiv, Inc.	6.50%		2/1/2038	5,988,000	6,506,119
Petroleos Mexicanos (Mexico)(c)	6.70%		2/16/2032	11,050,000	9,566,261
Range Resources Corp.	8.25%		1/15/2029	3,803,000	4,126,065
SM Energy Co.	6.75%		9/15/2026	3,462,000	3,508,443
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(c)	3.25%		8/15/2030	2,900,000	2,332,296
Total					88,888,482

324	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas Services 0.11%
Weatherford International Ltd.†	8.625%		4/30/2030	$4,017,000	$3,847,483

Pharmaceuticals 0.34%
Bayer Corp.†	6.65%		2/15/2028	3,872,000	4,243,446
Option Care Health, Inc.†	4.375%		10/31/2029	3,900,000	3,564,561
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%		4/30/2028	3,832,000	3,679,870
Total					11,487,877

Pipelines 1.12%
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078	5,092,000	4,187,151
Cheniere Energy Partners LP†	3.25%		1/31/2032	4,113,000	3,601,548
CNX Midstream Partners LP†	4.75%		4/15/2030	3,860,000	3,449,211
Eastern Gas Transmission & Storage, Inc.†	3.00%		11/15/2029	4,956,000	4,481,326
EIG Pearl Holdings Sarl (Luxembourg)†(c)	3.545%		8/31/2036	8,400,000	7,454,496
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(c)	3.25%		9/30/2040	9,000,000	7,460,148
NGPL PipeCo LLC†	3.25%		7/15/2031	3,986,000	3,472,684
Venture Global Calcasieu Pass LLC†	4.125%		8/15/2031	3,761,000	3,531,391
Total					37,637,955

Real Estate 0.11%
Kennedy-Wilson, Inc.	4.75%		2/1/2030	4,021,000	3,593,226

REITS 1.18%
American Campus Communities Operating Partnership LP	2.25%		1/15/2029	3,469,000	3,255,175
Blackstone Mortgage Trust, Inc.†	3.75%		1/15/2027	5,827,000	5,331,705
EPR Properties	3.75%		8/15/2029	8,520,000	7,490,538
EPR Properties	4.95%		4/15/2028	6,790,000	6,508,858
Invitation Homes Operating Partnership LP	2.00%		8/15/2031	10,401,000	8,355,436
Invitation Homes Operating Partnership LP	2.30%		11/15/2028	4,124,000	3,608,891	(a)
Physicians Realty LP	2.625%		11/1/2031	5,828,000	4,897,037
Total					39,447,640

Retail 0.51%
CEC Entertainment LLC†	6.75%		5/1/2026	4,131,000	3,709,431
LBM Acquisition LLC†	6.25%		1/15/2029	4,102,000	3,188,020
Murphy Oil USA, Inc.	4.75%		9/15/2029	3,528,000	3,397,588
Party City Holdings, Inc.†	8.75%		2/15/2026	3,835,000	2,913,814
Staples, Inc.†	7.50%		4/15/2026	4,129,000	3,820,770
Total					17,029,623

See Notes to Financial Statements.	325

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Semiconductors 0.52%
Broadcom, Inc.†	4.15%		4/15/2032	$7,226,000	$6,774,151
Entegris, Inc.†	3.625%		5/1/2029	3,608,000	3,199,179
TSMC Arizona Corp.	3.25%		10/25/2051	4,300,000	3,509,903
TSMC Arizona Corp.	4.25%		4/22/2032	1,470,000	1,473,668
TSMC Global Ltd.	2.25%		4/23/2031	2,992,000	2,585,038
Total					17,541,939

Software 0.72%
MSCI, Inc.†	3.625%		11/1/2031	2,070,000	1,878,059
Oracle Corp.	2.875%		3/25/2031	26,310,000	22,414,172
Total					24,292,231

Telecommunications 0.32%
Frontier Communications Holdings LLC†	5.00%		5/1/2028	3,891,000	3,626,412
Frontier Communications Holdings LLC	5.875%		11/1/2029	3,903,000	3,302,504
Sprint Capital Corp.	6.875%		11/15/2028	3,314,000	3,753,105
Total					10,682,021
Total Corporate Bonds (cost $1,337,829,673)					1,222,676,242

FLOATING RATE LOANS(e) 3.67%

Advertising 0.42%
Lamar Media Corporation 2020 Term Loan B	2.428% (1 Mo. LIBOR + 1.50%	)	2/5/2027	14,571,614	14,041,134

Aerospace 0.41%
AAdvantage Loyalty IP Ltd. 2021 Term Loan (Cayman Islands)(c)	5.813% (3 Mo. LIBOR + 4.75%	)	4/20/2028	7,814,189	7,810,282
Amentum Government Services Holdings LLC Term Loan B	4.56% (1 Mo. LIBOR + 3.50%	)	1/29/2027	5,984,772	5,801,488
Total					13,611,770

Building Materials 0.17%
Quikrete Holdings, Inc. 2016 1st Lien Term Loan	–	(f)	2/1/2027	5,984,694	5,736,568

Diversified Financial Services 0.22%
Avolon TLB Borrower 1 (US) LLC 2021 Term Loan B5	3.177% (1 Mo. LIBOR + 2.25%	)	12/1/2027	7,732,072	7,485,612

326	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Financial 0.33%
Claros Mortgage Trust, Inc. 2021 Term Loan B	–	(f)	8/9/2026	$5,350,750	$5,190,228
Jane Street Group, LLC 2021 Term Loan	3.81% (1 Mo. LIBOR + 2.75%	)	1/26/2028	5,984,848	5,817,781
Total					11,008,009

Food/Tobacco 0.14%
Sunshine Investments B.V. 2022 USD Term Loan (Netherlands)(c)	–	(f)	4/21/2029	4,819,076	4,669,998

Gaming/Leisure 0.58%
Scientific Games Holdings LP 2022 USD Term Loan B	–	(f)	4/4/2029	3,611,111	3,475,062
Scientific Games International, Inc. 2022 USD Term Loan	3.882% (1 Mo. SOFR + 3.00%	)	4/14/2029	6,748,823	6,605,411
SeaWorld Parks & Entertainment, Inc. 2021 Term Loan B	4.063% (1 Mo. LIBOR + 3.00%	)	8/25/2028	5,785,464	5,624,194
Station Casinos LLC 2020 Term Loan B	3.31% (1 Mo. LIBOR + 2.25%	)	2/8/2027	3,889,821	3,787,732
Total					19,492,399

Government 0.07%
Seminole Tribe of Florida 2018 Term Loan B	2.81% (1 Mo. LIBOR + 1.75%	)	7/8/2024	2,489,886	2,493,933

Healthcare 0.27%
Heartland Dental, LLC 2018 1st Lien Term Loan	4.56% (1 Mo. LIBOR + 3.50%	)	4/30/2025	4,067,210	3,903,505
Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan	4.756% (3 Mo. LIBOR + 3.75%	)	11/30/2027	5,497,346	5,312,965
Total					9,216,470

Housing 0.01%
Icebox Holdco III, Inc. 2021 1st Lien Term Loan	4.756% (3 Mo. LIBOR + 3.75%	)	12/22/2028	191,108	182,360

Insurance 0.16%
Acrisure, LLC 2020 Term Loan B	4.56% (1 Mo. LIBOR + 3.50%	)	2/15/2027	5,785,242	5,539,369

See Notes to Financial Statements.	327

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Manufacturing 0.25%
Icebox Holdco III, Inc. 2021 Delayed Draw Term Loan	–	(f)	12/22/2028		$39,538	$37,728
Playtika Holding Corp 2021 Term Loan	3.81% (1 Mo. LIBOR + 2.75%	)	3/13/2028		8,698,708	8,363,460
Total						8,401,188

Service 0.64%
AppLovin Corporation 2021 Term Loan B	–	(f)	10/25/2028		3,599,294	3,507,512
Element Materials Technology Group US Holdings, Inc. 2022 USD Delayed Draw Term Loan B(g)	–	(f)	4/12/2029		1,396,421	1,347,547
Element Materials Technology Group US Holdings, Inc. 2022 USD Term Loan	–	(f)	4/12/2029		3,025,579	2,919,683
KUEHG Corp. 2018 Incremental Term Loan	4.756% (3 Mo. LIBOR + 3.75%	)	2/21/2025		4,349,676	4,232,778
Red Planet Borrower, LLC Term Loan B	4.756% (3 Mo. LIBOR + 3.75%	)	10/2/2028		3,862,155	3,670,264
Trans Union, LLC 2021 Term Loan B6	3.31% (1 Mo. LIBOR + 2.25%	)	12/1/2028		5,768,972	5,641,333
Total						21,319,117
Total Floating Rate Loans (cost $126,267,606)						123,197,927

FOREIGN GOVERNMENT OBLIGATIONS 4.35%

Angola 0.10%
Angolan Government International Bonds†(c)	8.75%		4/14/2032		3,630,000	3,439,120

Egypt 0.14%
Egypt Government International Bond†(c)	5.80%		9/30/2027		5,600,000	4,689,020

France 0.57%
Caisse d’Amortissement de la Dette Sociale(c)	3.00%		5/17/2025		18,889,000	18,948,964

Ghana 0.09%
Republic of Ghana†(c)	6.375%		2/11/2027		5,075,000	3,088,848

Japan 2.18%
Japan Bank for International Cooperation(c)	2.50%		6/1/2022		13,032,000	13,032,000
Japan International Cooperation Agency(c)	3.25%		5/25/2027		8,706,000	8,750,836
Japan Treasury Discount Bill(b)	Zero Coupon		8/8/2022	JPY	6,600,000,000	51,278,684
Total						73,061,520

328	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Nigeria 0.11%
Republic of Nigeria†(c)	7.143%		2/23/2030	$4,615,000	$3,818,266

Norway 0.84%
Kommunalbanken AS†(c)	1.463% (SOFR + 1.00%	)#	6/17/2026	27,300,000	28,060,123

Sri Lanka 0.06%
Sri Lanka Government International Bond†(c)(h)	5.875%		7/25/2022	4,250,000	2,082,500

Sweden 0.26%
Kommuninvest I Sverige AB(c)	2.75%		3/1/2025	8,800,000	8,771,310
Total Foreign Government Obligations (cost $150,477,698)					145,959,671

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.05%
Freddie Mac Multifamily Structured Pass Through Certificates Q001 XA IO	2.137%	#(i)	2/25/2032	15,917,600	1,485,112
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(i)	2/16/2053	343,634	334,809
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,899,194)					1,819,921

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 15.00%
Fannie Mae or Freddie Mac(j)	3.00%		TBA	78,558,000	74,695,483
Fannie Mae or Freddie Mac(j)	3.50%		TBA	191,851,000	187,602,440
Fannie Mae or Freddie Mac(j)	4.00%		TBA	63,834,000	63,660,430
Fannie Mae or Freddie Mac(j)	4.50%		TBA	45,513,000	46,186,806
Fannie Mae Pool	3.00%		12/1/2048	27,924,171	27,011,472
Fannie Mae Pool	3.50%		9/1/2051	3,400,535	3,392,919
Fannie Mae Pool	4.00%		5/1/2052	7,571,584	7,741,363
Fannie Mae Pool	4.00%		5/1/2052	5,614,769	5,715,998
Ginnie Mae(j)	3.50%		TBA	18,550,000	18,340,588
Ginnie Mae(j)	4.00%		TBA	34,347,000	34,554,961
Ginnie Mae(j)	4.50%		TBA	21,802,000	22,207,381
Ginnie Mae II pool(j)	4.50%		TBA	12,052,000	12,321,287
Total Government Sponsored Enterprises Pass-Throughs (cost $501,175,183)					503,431,128

See Notes to Financial Statements.	329

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
MUNICIPAL BONDS 0.51%

Government 0.28%
New Jersey Transportation Trust Fund Authority	4.131%		6/15/2042	$7,170,000	$6,226,926
New York City Transitional Finance Authority Futur	1.95%		8/1/2034	4,200,000	3,237,375
Total					9,464,301

Miscellaneous 0.23%
County of Miami-Dade FL	2.786%		10/1/2037	2,615,000	2,024,917
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	4,178,000	3,672,177
Regents of the University of California Medical Center	3.006%		5/15/2050	2,380,000	1,793,872
Total					7,490,966
Total Municipal Bonds (cost $21,286,445)					16,955,267

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.94%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(i)	12/25/2059	576,489	563,958
Angel Oak Mortgage Trust 2021-3 A1†	1.068%	#(i)	5/25/2066	5,573,167	5,075,314
Angel Oak Mortgage Trust 2022-3 A1	4.00%		1/10/2067	7,117,237	7,027,177
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.825% (1 Mo. LIBOR + .95%	)#	6/15/2035	6,700,000	6,524,890
BBCMS Mortgage Trust 2019-BWAY A†	1.831% (1 Mo. LIBOR + .96%	)#	11/15/2034	4,168,000	4,044,732
BBCMS Mortgage Trust 2019-BWAY B†	2.185% (1 Mo. LIBOR + 1.31%	)#	11/15/2034	1,832,000	1,769,927
BFLD 2019-DPLO F†	3.415% (1 Mo. LIBOR + 2.54%	)#	10/15/2034	4,830,000	4,599,470
BHMS 2018-ATLS A†	2.125% (1 Mo. LIBOR + 1.25%	)#	7/15/2035	6,580,000	6,410,736
BHMS 2018-ATLS C†	2.775% (1 Mo. LIBOR + 1.90%	)#	7/15/2035	3,965,000	3,790,923
BRAVO Residential Funding Trust 2021-NQM2 A1†	0.97%	#(i)	3/25/2060	13,874,758	13,466,984
BX Trust 2018-GW A†	1.675% (1 Mo. LIBOR + .80%	)#	5/15/2035	10,503,000	10,249,592
BX Trust 2021-ARIA E†	3.12% (1 Mo. LIBOR + 2.24%	)#	10/15/2036	14,530,000	13,723,062
CF Trust 2019-BOSS A1	4.75%		12/15/2024	4,660,000	4,247,090	(a)
CIM Retail Portfolio Trust 2021-RETL E†	4.625% (1 Mo. LIBOR + 3.75%	)#	8/15/2036	7,987,500	7,536,793
Citigroup Commercial Mortgage Trust 2014-GC25 XB	0.159%	#(i)	10/10/2047	50,626,000	237,340
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	8,100,000	5,444,760

330	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	0.938%	#(i)	8/10/2047	$3,254,062	$53,055
Commercial Mortgage Pass-Through Certificates 2014-UBS4 D†	4.712%	#(i)	8/10/2047	12,450,000	10,241,382
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.298%	#(i)	2/10/2048	10,551,635	8,698,726
Commercial Mortgage Pass-Through Certificates 2015-PC1 AM	4.29%	#(i)	7/10/2050	3,400,000	3,352,202
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.304%	#(i)	7/10/2050	1,570,000	1,535,813
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.304%	#(i)	7/10/2050	4,369,000	4,221,284
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.304%	#(i)	7/10/2050	7,822,000	6,914,765
Connecticut Avenue Securities Trust 2021-R01 1M2†	2.135% (1 Mo. SOFR + 1.55%	)#	10/25/2041	7,027,000	6,774,589
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	3,000,000	2,434,274
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	1,556,234	1,538,399
Credit Suisse Mortgage Capital Certificates Trust 2020-AFC1 A1†	2.24%	#(i)	2/25/2050	1,710,293	1,656,749
CS Master Trust 2021-AHP A†	4.449% (1 Mo. LIBOR + 3.95%	)#	4/15/2025	5,700,000	5,346,323	(a)
CS Master Trust 2021-BLUF A†	5.02% (1 Mo. LIBOR + 4.18%	)#	4/15/2023	3,300,000	3,280,728	(a)
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.381%	#(i)	11/15/2049	4,890,000	3,652,273
CSMC 2021-BHAR C†	2.875% (1 Mo. LIBOR + 2.00%	)#	11/15/2038	10,418,000	10,431,023
DBWF Mortgage Trust 2018-GLKS A†	1.958% (1 Mo. LIBOR + 1.03%	)#	12/19/2030	6,500,000	6,349,158
Deephaven Residential Mortgage Trust 2021-3 A1†	1.194%	#(i)	8/25/2066	8,064,409	7,447,962
Extended Stay America Trust 2021-ESH C†	2.575% (1 Mo. LIBOR + 1.70%	)#	7/15/2038	7,205,653	7,022,987
Fannie Mae Connecticut Avenue Securities 2021-R02 2M2†	2.585% (1 Mo. SOFR + 2.00%	)#	11/25/2041	4,970,000	4,638,365
Freddie Mac STACR REMIC Trust 2021-DNA3 M2†	2.685% (1 Mo. SOFR + 2.10%	)#	10/25/2033	7,725,000	7,443,328

See Notes to Financial Statements.	331

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac STACR REMIC Trust 2021-DNA6 M2†	2.085% (1 Mo. SOFR + 1.50%	)#	10/25/2041	$6,110,000	$5,718,858
Freddie Mac STACR REMIC Trust 2021-HQA3 M2†	2.685% (1 Mo. SOFR + 2.10%	)#	9/25/2041	12,350,000	11,370,820
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	1.535% (1 Mo. SOFR + .95%	)#	12/25/2041	7,750,000	7,522,913
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M2†	2.385% (1 Mo. SOFR + 1.80%	)#	11/25/2041	6,260,000	5,863,542
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	334,522	329,373
Great Wolf Trust 2019-WOLF A†	1.909% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	12,751,000	12,494,808
GS Mortgage Securities Corp. II 2021-ARDN B†	2.525% (1 Mo. LIBOR + 1.65%	)#	11/15/2036	9,400,000	9,186,996
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.825% (1 Mo. LIBOR + .95%	)#	7/15/2035	4,372,469	4,287,336
GS Mortgage Securities Corp. Trust 2021-ROSS G†	5.525% (1 Mo. LIBOR + 4.65%	)#	5/15/2026	7,288,000	6,911,650
GS Mortgage Securities Trust 2014-GC26 C	4.525%	#(i)	11/10/2047	135,000	124,296
GS Mortgage Securities Trust 2015-GC32 C	4.422%	#(i)	7/10/2048	1,230,000	1,194,760
HONO Mortgage Trust 2021-LULU B†	2.325% (1 Mo. LIBOR + 1.45%	)#	10/15/2036	3,000,000	2,909,649
HONO Mortgage Trust 2021-LULU C†	2.725% (1 Mo. LIBOR + 1.85%	)#	10/15/2036	1,820,000	1,756,639
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.541%	#(i)	8/5/2034	19,156,000	327,184
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	4,226,000	3,700,029
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(i)	8/5/2034	3,740,500	2,740,787
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.493%	#(i)	8/5/2034	22,024,000	11,012
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.233%	#(i)	7/15/2048	2,500,000	2,356,423
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	2.27% (1 Mo. LIBOR + 1.27%	)#	11/15/2035	3,436,000	3,401,278
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	2.032% (1 Mo. LIBOR + 1.20%	)#	7/5/2033	2,392,623	2,378,961
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	2.332% (1 Mo. LIBOR + 1.50%	)#	7/5/2033	7,410,000	7,361,307
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	2,228,000	2,211,033

332	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	$2,968,000	$2,938,404
KIND Trust 2021-KIND D†	3.175% (1 Mo. LIBOR + 2.30%	)#	8/15/2038	6,740,000	6,342,337
Life Mortgage Trust 2021-BMR E†	2.625% (1 Mo. LIBOR + 1.75%	)#	3/15/2038	3,931,881	3,680,962
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	368,145	198,153
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(i)	1/26/2060	543,931	522,543
One New York Plaza Trust 2020-1NYP B†	2.375% (1 Mo. LIBOR + 1.50%	)#	1/15/2036	10,480,000	10,236,598
PFP Ltd. 2019-6 A†	1.925% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	191,765	191,612
Ready Capital Mortgage Financing LLC 2021-FL6 C†	2.906% (1 Mo. LIBOR + 1.90%	)#	7/25/2036	6,320,000	6,207,669
Ready Capital Mortgage Financing LLC 2022-FL8 A†	2.252% (1 Mo. SOFR + 1.65%	)#	1/25/2037	12,710,000	12,313,538
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	1,753,930	1,700,131
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(i)	1/26/2060	416,813	410,263
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1†	3.872%	#(i)	1/5/2043	695,000	581,767	(a)
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(i)	2/25/2050	235,742	235,377
Starwood Mortgage Residential Trust 2020-3 A1†	1.486%	#(i)	4/25/2065	3,373,531	3,317,343
UBS-BAMLL Trust 2012-WRM E†	4.238%	#(i)	6/10/2030	3,905,000	2,250,261	(a)
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	1,011,268	997,548
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	4,368,684	4,190,956
Verus Securitization Trust 2021-2 A1†	1.031%	#(i)	2/25/2066	7,454,212	7,000,280
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(i)	4/25/2065	2,486,298	2,415,173
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.304%	#(i)	7/15/2046	5,195,000	2,753,350
Wells Fargo Commercial Mortgage Trust 2015-SG1 B	4.454%	#(i)	9/15/2048	4,020,000	3,783,432
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(i)	7/15/2048	2,642,000	2,420,838
WFRBS Commercial Mortgage Trust 2014-C23 XA IO	0.556%	#(i)	10/15/2057	54,006,273	568,610
Total Non-Agency Commercial Mortgage-Backed Securities (cost $385,482,250)					367,162,932

See Notes to Financial Statements.	333

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 21.74%
U.S. Treasury Bond	2.25%	2/15/2052	$95,624,000	$80,010,394
U.S. Treasury Bond	2.375%	2/15/2042	80,764,000	69,949,196
U.S. Treasury Inflation Indexed Bond(k)	0.25%	2/15/2050	23,123,929	20,032,886
U.S. Treasury Note	2.50%	4/30/2024	101,423,000	101,399,228
U.S. Treasury Note	2.50%	5/31/2024	106,220,000	106,116,270
U.S. Treasury Note	2.50%	3/31/2027	73,227,000	72,154,339
U.S. Treasury Note	2.75%	5/15/2025	57,959,000	58,013,336
U.S. Treasury Note	2.75%	4/30/2027	70,830,000	70,578,221
U.S. Treasury Note	2.875%	5/15/2032	151,201,000	151,413,626
Total U.S. Treasury Obligations (cost $747,562,272)				729,667,496
Total Long-Term Investments (cost $3,838,459,184)				3,655,777,164

SHORT-TERM INVESTMENTS 0.24%

Repurchase Agreements 0.24%
Repurchase Agreement dated 5/31/2022, 0.100% due 6/1/2022 with Fixed Income Clearing Corp. collateralized by $8,362,500 of U.S. Treasury Bill at 0.00% due 4/20/2023; value: $8,224,201; proceeds: $8,062,958 (cost $8,062,936)			8,062,936	8,062,936
Total Investments in Securities 109.18% (cost $3,846,522,120)				3,663,840,100
Less Unfunded Loan Commitments (0.04%) (cost $1,396,421)(l)				(1,347,547)
Net Investments in Securities 109.14% (cost $3,845,125,699)				3,662,492,553
Other Assets and Liabilities – Net(m) (9.14)%				(306,802,440)
Net Assets 100.00%				$3,355,690,113

CAD	Canadian Dollar.
JPY	Japanese Yen.
CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trusts.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2022, the total value of Rule 144A securities was $1,375,269,102, which represents 40.98% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2022.
(a)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Defaulted (non-income producing security).

334	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2022

(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2022.
(f)	Interest rate to be determined.
(g)	Security partially/fully unfunded. See Note (2(o)).
(h)	Security has been fully or partially segregated for open reverse repurchase agreements as of May 31, 2022. (See Note 2(n)).
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(l)	See Note (2(o)).
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at May 31, 2022(1):

Referenced Indexes	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Appreciation(3)
Markit CDX. NA.HY.38(4)(5)	Bank of America	5.00%	6/20/2027	$108,195,000	$(3,710,138)	$(1,749,509)	$1,960,629

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $1,960,629. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at May 31, 2022:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs	2.544%	CPI Urban Consumer NSA	3/2/2052	$20,000,000	$94,652

See Notes to Financial Statements.	335

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2022

Credit Default Swaps on Indexes - Sell Protection at May 31, 2022(1):

Referenced Indexes*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	4,000,000	$(313,490)	$(224,849)	$(538,339)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	5,000,000	(523,478)	(149,446)	(672,924)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	3,400,000	(291,108)	(173,985)	(465,093)
Markit CMBX.NA.BBB-.10	Citibank	3.000%	11/17/2059	8,600,000	(744,583)	(431,828)	(1,176,411)
Markit CMBX.NA.BBB-.12	Goldman Sachs	3.000%	8/17/2061	4,250,000	(161,770)	(416,339)	(578,109)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	4,250,000	(348,729)	(223,256)	(571,985)
Markit CMBX.NA.BBB-9	Citibank	3.000%	9/17/2058	5,835,000	(451,372)	(333,929)	(785,301)
Markit CMBX.NA.BBB-9	Morgan Stanley	3.000%	9/17/2058	4,165,000	(324,659)	(235,886)	(560,545)
Markit CMBX.NA.BBB-9	Morgan Stanley	3.000%	9/17/2058	4,250,000	(347,250)	(224,735)	(571,985)
					$(3,506,439)	$(2,414,253)	$(5,920,692)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $2,414,253.
(4)	Includes upfront payments received.

336	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2022

Open Forward Foreign Currency Exchange Contracts at May 31, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Bank of America	7/20/2022	23,154,000	$18,338,567	$18,300,999	$37,568

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Japanese yen	Sell	Toronto Dominion Bank	8/8/2022	6,600,000,000	$50,647,521	$51,420,681	$(773,160)

Open Futures Contracts at May 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	September 2022	1,066	Short	$(137,871,890)	$(136,964,344)	$907,546

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2022	176	Long	$21,118,259	$21,023,750	$(94,509)
U.S. 2-Year Treasury Note	September 2022	1,022	Long	215,850,155	215,745,796	(104,359)
U.S. 5-Year Treasury Note	September 2022	1,641	Long	185,991,226	185,356,078	(635,148)
U.S. Treasury Bond	September 2022	2,113	Long	297,789,301	294,631,438	(3,157,863)
U.S. Ultra Treasury Bond	September 2022	630	Long	100,105,521	98,122,500	(1,983,021)
Total Unrealized Depreciation on Open Futures Contracts						$(5,974,900)

Reverse Repurchase Agreement Payable as of May 31, 2022:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
Barclays Bank PLC	$589,388	$930,000 principal, Sri Lanka Government International Bond at 5.875% due 7/25/2022, $455,700 fair value	(5.00%)	2/3/2022	On Demand	$589,061

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $327.

See Notes to Financial Statements.	337

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2022

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$28,907,461	$20,567,687	$49,475,148
Other	–	289,406,453	35,445,519	324,851,972
Remaining Industries	–	170,579,460	–	170,579,460
Corporate Bonds
REITS	–	35,838,749	3,608,891	39,447,640
Remaining Industries	–	1,183,228,602	–	1,183,228,602
Floating Rate Loans	–	123,197,927	–	123,197,927
Less Unfunded Commitments	–	(1,347,547)	–	(1,347,547)
Foreign Government Obligations	–	145,959,671	–	145,959,671
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	1,819,921	–	1,819,921
Government Sponsored Enterprises Pass-Throughs	–	503,431,128	–	503,431,128
Municipal Bonds	–	16,955,267	–	16,955,267
Non-Agency Commercial Mortgage-Backed Securities	–	351,456,763	15,706,169	367,162,932
U.S. Treasury Obligations	–	729,667,496	–	729,667,496
Short-Term Investments
Repurchase Agreements	–	8,062,936	–	8,062,936
Total	$–	$3,587,164,287	$75,328,266	$3,662,492,553
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$1,960,629	$–	$1,960,629
Liabilities	–	–	–	–
Centrally Cleared CPI Swap Contracts
Assets	–	94,652	–	94,652
Liabilities	–	–	–	–
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(5,920,692)	–	(5,920,692)
Forward Foreign Currency Exchange Contracts
Assets	–	37,568	–	37,568
Liabilities	–	(773,160)	–	(773,160)
Futures Contracts
Assets	907,546	–	–	907,546
Liabilities	(5,974,900)	–	–	(5,974,900)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(589,061)	–	(589,061)
Total	$(5,067,354)	$(5,190,064)	$–	$(10,257,418)

338	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN FUND May 31, 2022

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Corporate Bonds	Floating Rate Loans	Non-Agency Commercial Mortgage- Backed Securities
Balance as of December 1, 2021	$48,589,169	–	$1,003,444	$25,240,048
Accrued Discounts (Premiums)	(107,363)	353	26	3,949
Realized Gain (Loss)	(23,203)	–	4,991	–
Change in Unrealized Appreciation (Depreciation)	(4,284,247)	(486,236)	(5,017)	(509,280)
Purchases	–	–	–	–
Sales	(3,786,798)	–	(1,003,444)	(11,990,000)
Transfers into Level 3	20,278,492	4,094,774	–	2,961,452
Transfers out of Level 3	(4,652,844)	–	–	–
Balance as of May 31, 2022	$56,013,206	$3,608,891	–	$15,706,169
Change in unrealized appreciation/ depreciation for the period ended May 31, 2022, related to Level 3 investments held at May 31, 2022	$(4,284,247)	$(486,236)	$–	$(611,614)

See Notes to Financial Statements.	339

Schedule of Investments (unaudited)

ULTRA SHORT BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 93.78%

ASSET-BACKED SECURITIES 25.16%

Automobiles 10.35%
ARI Fleet Lease Trust 2020-A A2†	1.77%		8/15/2028	$1,931,554	$1,930,374
Arivo Acceptance Auto Loan Receivables Trust 2021-1A A†	1.19%		1/15/2027	8,190,929	8,009,745
Avid Automobile Receivables Trust 2021-1 A†	0.61%		1/15/2025	8,637,934	8,494,595
Avis Budget Rental Car Funding AESOP LLC 2019-3A A†	2.36%		3/20/2026	7,545,000	7,241,416
BMW Vehicle Lease Trust 2021-1 A3	0.29%		1/25/2024	97,234,000	96,275,175
Carmax Auto Owner Trust 2019-1 A3	3.05%		3/15/2024	1,755,833	1,758,548
Carmax Auto Owner Trust 2019-2 A3	2.68%		3/15/2024	10,208,851	10,233,872
CarMax Auto Owner Trust 2020-2 A3	1.70%		11/15/2024	2,796,282	2,788,805
Carvana Auto Receivables Trust 2020-P1 A3	0.44%		6/9/2025	13,371,236	13,208,804
Carvana Auto Receivables Trust 2021-N1 A2†	3.21%		12/11/2028	13,355,000	12,916,045
Carvana Auto Receivables Trust 2021-N1 B	1.09%		1/10/2028	17,896,607	17,256,567
Chesapeake Funding II LLC 2018-3A A2†	1.355% (1 Mo. LIBOR + .48%	)#	1/15/2031	9,178,948	9,178,773
CPS Auto Receivables Trust 2021-D A†	0.61%		10/15/2025	31,286,536	30,837,681
CPS Auto Receivables Trust 2022-A A†	0.98%		4/16/2029	26,197,114	25,880,423
Donlen Fleet Lease Funding 2 LLC 2021-2 A2†	0.56%		12/11/2034	69,118,993	67,568,605
Drive Auto Receivables Trust 2018-4 D	4.09%		1/15/2026	629,242	632,727
Drive Auto Receivables Trust 2019-3 C	2.90%		8/15/2025	1,901,649	1,903,984
Drive Auto Receivables Trust 2021-1 A3	0.44%		11/15/2024	6,081,014	6,078,459
Drive Auto Receivables Trust 2021-2 A2	0.36%		5/15/2024	4,892,491	4,885,338
First Investors Auto Owner Trust 2021-2A A†	0.48%		3/15/2027	13,816,682	13,572,217
Flagship Credit Auto Trust 2020-2 A†	1.49%		7/15/2024	595	595
Flagship Credit Auto Trust 2021-2 B†	0.93%		6/15/2027	10,000,000	9,524,359
Flagship Credit Auto Trust 2022-2 A2†	3.28%		8/15/2025	65,000,000	65,109,070	(a)
Ford Credit Auto Owner Trust 2020-C A2	0.25%		9/15/2023	9,900,514	9,888,259
Foursight Capital Automobile Receivables Trust 2021-2 A3†	0.81%		5/15/2026	10,885,000	10,508,652
GLS Auto Receivables Issuer Trust 2019-3A B†	2.72%		6/17/2024	2,633,658	2,635,078
GLS Auto Receivables Issuer Trust 2021-1A B†	0.82%		4/15/2025	16,450,000	16,360,344
GLS Auto Receivables Issuer Trust 2021-1A C†	1.20%		1/15/2027	14,600,000	14,317,453
GLS Auto Receivables Issuer Trust 2021-3A B†	0.78%		11/17/2025	31,525,000	30,394,195
GLS Auto Receivables Issuer Trust 2021-3A C†	1.11%		9/15/2026	25,348,000	23,759,796
GLS Auto Receivables Trust 2021-2A B†	0.77%		9/15/2025	26,520,000	25,974,033
GLS Auto Receivables Trust 2021-2A C†	1.08%		6/15/2026	21,660,000	20,591,075

340	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
GM Financial Automobile Leasing Trust 2020-3 A3	0.45%	8/21/2023	$16,441,087	$16,398,395
GM Financial Consumer Automobile Receivables Trust 2019-2 A3	2.65%	2/16/2024	4,217,460	4,230,466
GM Financial Consumer Automobile Receivables Trust 2021-1 A2	0.23%	11/16/2023	1,909,513	1,908,526
Hertz Vehicle Financing III LLC 2022-1A A†	1.99%	6/25/2026	12,150,000	11,507,351
Hertz Vehicle Financing LLC 2021-1A A†	1.21%	12/26/2025	27,730,000	26,219,686
Honda Auto Receivables Owner Trust 2020-3 A3	0.37%	10/18/2024	41,637,133	41,099,585
Hyundai Auto Lease Securitization Trust 2020-B A3†	0.51%	9/15/2023	20,325,920	20,238,980
Hyundai Auto Lease Securitization Trust 2021-A A2†	0.25%	4/17/2023	2,432,087	2,430,286
Hyundai Auto Lease Securitization Trust 2021-A A3†	0.33%	1/16/2024	61,940,000	61,394,878
Mercedes-Benz Auto Lease Trust 2020-B A3	0.40%	11/15/2023	17,740,372	17,634,332
Nissan Auto Receivables Owner Trust 2019-A A3	2.90%	10/16/2023	3,593,386	3,599,505
OneMain Direct Auto Receivables Trust 2021-1A A†	0.87%	7/14/2028	34,360,000	32,501,179
OneMain Direct Auto Receivables Trust 2021-1A B†	1.26%	7/14/2028	34,347,000	31,678,812
Santander Consumer Auto Receivable Trust 2021-AA A2†	0.23%	11/15/2023	853,024	852,400
Santander Consumer Auto Receivables Trust 2020-BA A3†	0.46%	8/15/2024	8,253,053	8,234,767
Santander Consumer Auto Receivables Trust 2021-AA A3†	0.33%	10/15/2025	26,527,000	26,071,523
Santander Drive Auto Receivables Trust 2021-2 C	0.90%	6/15/2026	15,410,000	15,120,950
Santander Drive Auto Receivables Trust 2022-2 A3	2.98%	10/15/2026	69,306,000	68,896,291
Santander Drive Auto Receivables Trust 2022-3 A2	2.76%	3/17/2025	71,275,000	71,179,919
Santander Retail Auto Lease Trust 2021-A B†	0.92%	3/20/2026	24,305,000	23,119,626
Santander Retail Auto Lease Trust 2021-C A2†	0.29%	4/22/2024	13,040,722	12,927,746
Santander Retail Auto Lease Trust 2021-C A3†	0.50%	3/20/2025	21,255,000	20,661,208
Santander Retail Auto Lease Trust 2022-A A2†	0.97%	3/20/2025	43,699,132	42,946,223
Tesla Auto Lease Trust 2019-A A3†	2.16%	10/20/2022	12,721,302	12,723,592
Tesla Auto Lease Trust 2021-A A3†	0.56%	3/20/2025	40,000,000	38,678,252
Tesla Auto Lease Trust 2021-A B†	1.02%	3/20/2025	22,250,000	21,286,904
Toyota Auto Receivables Owner Trust 2019-A A3	2.91%	7/17/2023	1,875,571	1,877,525
Tricolor Auto Securitization Trust 2021-1A A†	0.74%	4/15/2024	12,338,989	12,289,287
Tricolor Auto Securitization Trust 2022-1A A A†	3.30%	2/18/2025	30,479,302	30,401,604
Volkswagen Auto Lease Trust 2020-A A2	0.27%	4/20/2023	11,178,211	11,166,484
Volkswagen Auto Lease Trust 2020-A A3	0.39%	1/22/2024	44,001,000	43,691,902
Westlake Automobile Receivables Trust 2021-1A C†	0.95%	3/16/2026	87,800,000	84,664,258
Westlake Automobile Receivables Trust 2021-2A D†	1.23%	12/15/2026	30,025,000	28,237,143
World Omni Auto Receivables Trust 2019-B A3	2.59%	7/15/2024	1,228,864	1,230,603

See Notes to Financial Statements.	341

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
World Omni Automobile Lease Securitization Trust 2020-B A2	0.32%		9/15/2023	$5,112,733	$5,108,522
World Omni Automobile Lease Securitization Trust 2022-A A3	3.21%		2/18/2025	23,900,000	24,016,704
Total					1,445,940,476

Credit Card 0.75%
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	104,350,000	104,424,235

Other 13.82%
Affirm Asset Securitization Trust 2021-A A†	0.88%		8/15/2025	58,100,000	57,182,351
Affirm Asset Securitization Trust 2022-X1 A†	1.75%		2/15/2027	70,125,093	69,160,228
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%		6/20/2024	3,507,850	3,507,735
Apidos CLO XXIV 2016-24A A1AL†	2.013% (3 Mo. LIBOR + .95%	)#	10/20/2030	60,000,000	59,021,849
Aqua Finance Trust 2021-A A†	1.54%		7/17/2046	27,364,411	25,761,948
Atalaya Equipment Leasing Trust 2021-1A A2†	1.23%		5/15/2026	30,000,000	29,450,901
Atrium IX-9A AR2†	2.588% (3 Mo. LIBOR + .99%	)#	5/28/2030	40,629,600	40,242,750
Barings CLO Ltd. 2019-3A A1R†	2.133% (3 Mo. LIBOR + 1.07%	)#	4/20/2031	28,370,000	27,899,389
BDS Ltd. 2020-FL5 A†	2.127% (1 Mo. Term SOFR + 1.26%	)#	2/16/2037	7,404,875	7,271,355
Benefit Street Partners CLO V-B Ltd. 2018-5BA A1A†	2.153% (3 Mo. LIBOR + 1.09%	)#	4/20/2031	15,000,000	14,819,875
BlueMountain Fuji US CLO I Ltd. 2017-1A A1R†	2.043% (3 Mo. LIBOR + .98%	)#	7/20/2029	60,000,000	59,325,000
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR3†	2.043% (3 Mo. LIBOR + .98%	)#	7/20/2031	24,510,000	24,120,747
CBAM Ltd. 2019-9A A†	2.324% (3 Mo. LIBOR + 1.28%	)#	2/12/2030	22,129,360	21,962,295
Cedar Funding XI Clo Ltd. 2019-11A A1R†	2.648% (3 Mo. LIBOR + 1.05%	)#	5/29/2032	36,290,000	35,641,525
Dell Equipment Finance Trust 2020-2 A3†	0.57%		10/23/2023	48,179,196	47,738,612
Dell Equipment Finance Trust 2021-2 A2†	0.33%		12/22/2026	18,367,803	18,161,842
Dell Equipment Finance Trust 2021-2 B†	0.81%		12/22/2026	10,880,000	10,290,822
Dell Equipment Finance Trust 2021-2 C†	0.94%		12/22/2026	7,370,000	6,975,497
Dell Equipment Finance Trust 2021-2 D†	1.21%		6/22/2027	6,980,000	6,616,345

342	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Encina Equipment Finance LLC 2021-1A A1†	0.50%		9/15/2025	$3,385,926	$3,381,941
Encina Equipment Finance LLC 2021-1A A2†	0.74%		12/15/2026	28,065,000	27,575,577
Flatiron CLO Ltd. 2017-1A AR†	2.391% (3 Mo. LIBOR + .98%	)#	5/15/2030	17,000,000	16,876,028
Freed ABS Trust 2020-1CP A†	0.66%		3/20/2028	735,187	734,344
FS RIALTO 2021-FL2 A†	2.095% (1 Mo. LIBOR + 1.22%	)#	5/16/2038	18,000,000	17,716,196
Galaxy XIX CLO Ltd. 2015-19A A1RR†	2.134% (3 Mo. LIBOR + .95%	)#	7/24/2030	50,000,000	49,442,471
Galaxy XXIII CLO Ltd. 2017-23 AR†	2.054% (3 Mo. LIBOR + .87%	)#	4/24/2029	55,834,993	55,327,169
GreatAmerica Leasing Receivables Funding LLC Series 2021-2 A4†	1.04%		9/15/2027	14,000,000	12,923,028
HGI CRE CLO Ltd. 2021-FL1 A†	1.925% (1 Mo. LIBOR + 1.05%	)#	6/16/2036	21,570,000	21,116,654
HGI CRE CLO Ltd. 2021-FL1 AS†	2.275% (1 Mo. LIBOR + 1.40%	)#	6/16/2036	6,177,000	6,042,938
HGI CRE CLO Ltd. 2021-FL1 B†	2.475% (1 Mo. LIBOR + 1.60%	)#	6/16/2036	6,990,000	6,810,974
KREF Ltd. 2021-FL2 A†	1.957% (1 Mo. LIBOR + 1.07%	)#	2/15/2039	36,710,000	36,251,125
Lending Funding Trust 2020-2A A†	2.32%		4/21/2031	19,085,000	17,423,492
LFT CRE Ltd. 2021-FL1 A†	2.045% (1 Mo. LIBOR + 1.17%	)#	6/15/2039	52,690,000	51,959,038
LFT CRE Ltd. 2021-FL1 B†	2.625% (1 Mo. LIBOR + 1.75%	)#	6/15/2039	41,120,000	40,001,585	(a)
LMREC LLC 2021-CRE4 A†	2.024% (1 Mo. LIBOR + 1.05%	)#	4/22/2037	36,625,191	35,700,515
Madison Park Funding XI Ltd. 2013-11A AR2†	2.084% (3 Mo. LIBOR + .90%	)#	7/23/2029	58,900,230	58,399,578
Madison Park Funding XVII Ltd. 2015-17A AR2†	2.098% (3 Mo. LIBOR + 1.00%	)#	7/21/2030	40,000,000	39,592,028
Madison Park Funding XXXV Ltd. 2019-35A A1R†	2.053% (3 Mo. LIBOR + .99%	)#	4/20/2032	49,080,000	48,129,167
Marlette Funding Trust 2020-2A C†	2.83%		9/16/2030	8,510,000	8,479,567
Marlette Funding Trust 2021-1A A†	0.60%		6/16/2031	2,955,090	2,948,021
Marlette Funding Trust 2021-1A B†	1.00%		6/16/2031	10,025,000	9,850,166
Marlette Funding Trust 2021-2A B†	1.06%		9/15/2031	12,340,000	11,923,634
Marlette Funding Trust 2021-3A B†	1.30%		12/15/2031	32,525,000	30,541,788
MF1 Ltd. 2021-FL6 A†	2.036% (1 Mo. LIBOR + 1.10%	)#	7/16/2036	90,860,000	88,977,303

See Notes to Financial Statements.	343

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Octagon Investment Partners 30 Ltd. 2017-1A A1R†	2.063% (3 Mo. LIBOR + 1.00%	)#	3/17/2030	$68,340,000	$67,792,245
Octagon Investment Partners 31 LLC 2017-1A AR†	2.113% (3 Mo. LIBOR + 1.05%	)#	7/20/2030	50,000,000	49,641,469
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	1.994% (3 Mo. LIBOR + .95%	)#	7/15/2029	60,000,000	59,452,228
Octagon Loan Funding Ltd. 2014-1A ARR†	2.635% (3 Mo. LIBOR + 1.18%	)#	11/18/2031	26,390,000	26,078,932
Pagaya AI Debt Selection Trust 2021-1 A†	1.18%		11/15/2027	34,024,303	33,446,087
Pagaya AI Debt Trust 2022-1 A†	2.03%		10/15/2029	46,142,594	44,804,117
PFS Financing Corp. 2020-F A†	0.93%		8/15/2024	24,175,000	24,097,529
Rad CLO 1 Ltd. 2018-1A AR†	2.024% (3 Mo. LIBOR + .98%	)#	7/15/2031	28,370,000	27,947,047
Rad CLO 7 Ltd. 2020-7A A1†	2.244% (3 Mo. LIBOR + 1.20%	)#	4/17/2033	13,250,000	13,015,010
Regatta Funding LP 2013-2A A1R3†	1.894% (3 Mo. LIBOR + .85%	)#	1/15/2029	54,458,636	54,052,207
Regatta VIII Funding Ltd. A†	2.294% (3 Mo. LIBOR + 1.25%	)#	10/17/2030	18,000,000	17,914,092
RR 3 Ltd. 2018-3A A1R2†	2.134% (3 Mo. LIBOR + 1.09%	)#	1/15/2030	7,000,000	6,934,240
SCF Equipment Leasing LLC 2021-1A A2†	0.42%		8/20/2026	30,274,335	30,170,791
Signal Peak CLO 5 Ltd. 2018-5A A†	2.294% (3 Mo. LIBOR + 1.11%	)#	4/25/2031	17,000,000	16,807,538
TCI-Flatiron CLO Ltd. 2017-1A AR†	2.404% (3 Mo. LIBOR + .96%	)#	11/18/2030	50,000,000	49,466,828
TCW CLO Ltd. 2022 1A A1†	2.087% (3 Mo. SOFR + 1.34%	)#	4/22/2033	14,800,000	14,484,760
Theorem Funding Trust 2021-1A A†	1.21%		12/15/2027	4,271,548	4,194,903
Verizon Master Trust 2022-1 A	1.04%		1/20/2027	118,400,000	116,135,517
Wind River CLO Ltd. 2016-2A A1R†	2.476% (3 Mo. LIBOR + 1.19%	)#	11/1/2031	9,500,000	9,388,476	(a)
Total					1,929,099,409

Rec Vehicle Loan 0.09%
Octane Receivables Trust 2021-1A A†	0.93%		3/22/2027	12,853,075	12,514,417

Student Loan 0.15%
Navient Private Education Refi Loan Trust 2020-EA A†	1.69%		5/15/2069	21,813,823	20,671,121
Total Asset-Backed Securities (cost $3,580,500,080)					3,512,649,658

344	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 50.14%

Aerospace/Defense 0.86%
Boeing Co. (The)	1.167%		2/4/2023	$39,426,000	$38,902,730
L3Harris Technologies, Inc.	1.453% (3 Mo. LIBOR + .75%	)#	3/10/2023	81,249,000	81,411,480
Total					120,314,210

Agriculture 0.92%
BAT Capital Corp.	2.291% (3 Mo. LIBOR + .88%	)#	8/15/2022	80,408,000	80,434,449
Imperial Brands Finance plc (United Kingdom)†(b)	3.50%		2/11/2023	47,531,000	47,424,637
Total					127,859,086

Apparel 0.24%
Tapestry, Inc.	3.00%		7/15/2022	32,902,000	32,905,293

Auto Manufacturers 4.31%
American Honda Finance Corp.	1.506% (3 Mo. LIBOR + .54%	)#	6/27/2022	68,107,000	68,114,522
General Motors Co.	4.875%		10/2/2023	49,892,000	50,859,856
General Motors Co.	5.40%		10/2/2023	35,030,000	36,029,744
General Motors Financial Co., Inc.	1.281% (SOFR + .62%	)#	10/15/2024	44,943,000	43,882,964
General Motors Financial Co., Inc.	1.952% (3 Mo. LIBOR + .99%	)#	1/5/2023	3,949,000	3,945,942
General Motors Financial Co., Inc.	1.982% (SOFR + 1.20%	)#	11/17/2023	41,986,000	41,575,356
General Motors Financial Co., Inc.	2.306% (3 Mo. LIBOR + 1.31%	)#	6/30/2022	15,191,000	15,195,952
General Motors Financial Co., Inc.	3.70%		5/9/2023	13,587,000	13,678,791
General Motors Financial Co., Inc.	5.10%		1/17/2024	36,347,000	37,242,631
Hyundai Capital America†	0.80%		4/3/2023	10,481,000	10,277,268
Hyundai Capital America†	0.80%		1/8/2024	99,652,000	95,344,253
Hyundai Capital America†	1.25%		9/18/2023	15,532,000	15,130,851
Hyundai Capital America†	2.375%		2/10/2023	41,268,000	40,997,183
Hyundai Capital America†	3.25%		9/20/2022	18,805,000	18,841,825
Hyundai Capital America†	3.40%		6/20/2024	13,639,000	13,546,740
Hyundai Capital America†	5.75%		4/6/2023	13,629,000	13,883,896
Stellantis N.V. (Netherlands)(b)	5.25%		4/15/2023	48,582,000	49,339,636
Volkswagen Group of America Finance LLC†	0.75%		11/23/2022	34,858,000	34,561,105
Total					602,448,515

See Notes to Financial Statements.	345

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks 29.39%
AIB Group plc (Ireland)†(b)	4.75%		10/12/2023	$77,826,000	$78,420,669
ANZ New Zealand Int’l Ltd. (United Kingdom)†(b)	1.381% (SOFR + .60%	)#	2/18/2025	17,916,000	17,811,576
Australia & New Zealand Banking Group Ltd. (Australia)†(b)	1.995% (3 Mo. LIBOR + .49%	)#	11/21/2022	30,679,000	30,715,902
Banco BBVA Peru SA (Peru)(b)	5.00%		8/26/2022	1,602,000	1,612,357
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico)†(b)	4.125%		11/9/2022	22,291,000	22,418,505
Bank of America Corp.	1.437% (SOFR + .66%	)#	2/4/2025	45,370,000	45,031,636
Bank of America Corp.	2.816% (3 Mo. LIBOR + .93%	)#	7/21/2023	63,707,000	63,715,944
Bank of America Corp.	3.004% (3 Mo. LIBOR + .79%	)#	12/20/2023	64,801,000	64,795,439
Bank of America Corp.	3.55% (3 Mo. LIBOR + .78%	)#	3/5/2024	73,630,000	73,938,424
Bank of America Corp.	3.841% (SOFR + 1.11%	)#	4/25/2025	27,670,000	27,802,731
Bank of Ireland Group plc (Ireland)†(b)	4.50%		11/25/2023	69,084,000	69,764,374
Bank of Montreal (Canada)(b)	1.127% (SOFR Index + .68%	)#	3/10/2023	107,269,000	107,305,327
Bank of Montreal (Canada)(b)	1.133% (SOFR Index + .71%	)#	3/8/2024	53,961,000	53,790,181
Bank of Montreal(c)	3.70%		6/7/2025	15,607,000	15,603,410
Bank of Nova Scotia (The) (Canada)(b)	1.028% (SOFR Index + .55%	)#	9/15/2023	67,842,000	67,576,426
Barclays plc (United Kingdom)(b)	4.338% (3 Mo. LIBOR + 1.36%	)#	5/16/2024	36,454,000	36,757,385
Barclays plc (United Kingdom)(b)	4.375%		9/11/2024	8,819,000	8,932,089
BBVA Bancomer SA†	4.375%		4/10/2024	2,920,000	2,935,841
BBVA Bancomer SA†	6.75%		9/30/2022	64,370,000	65,188,786
BPCE SA (France)†(b)	1.237% (SOFR + .57%	)#	1/14/2025	27,056,000	26,699,782
BPCE SA (France)†(b)	2.043% (3 Mo. LIBOR + 1.24%	)#	9/12/2023	18,134,000	18,278,641
BPCE SA (France)†(b)	4.625%		7/11/2024	13,498,000	13,632,298
BPCE SA (France)†(b)	5.15%		7/21/2024	34,141,000	34,775,930
BPCE SA (France)†(b)	5.70%		10/22/2023	15,135,000	15,495,304
Canadian Imperial Bank of Commerce (Canada)(b)	1.319% (SOFR + .80%	)#	3/17/2023	137,844,000	138,043,364

346	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Canadian Imperial Bank of Commerce (Canada)(b)	2.606% (3 Mo. LIBOR + .79%	)#	7/22/2023	$25,303,000	$25,301,512
Capital One NA	2.15%		9/6/2022	5,493,000	5,494,364
Citigroup, Inc.	1.915% (3 Mo. LIBOR + .69%	)#	10/27/2022	6,182,000	6,182,774
Citigroup, Inc.	2.70%		10/27/2022	6,024,000	6,040,008
Citigroup, Inc.	2.876% (3 Mo. LIBOR + .95%	)#	7/24/2023	106,252,000	106,283,657
Citigroup, Inc.	3.01% (3 Mo. LIBOR + 1.43%	)#	9/1/2023	2,992,000	2,995,819
Citizens Bank NA/Providence RI	1.933% (3 Mo. LIBOR + .95%	)#	3/29/2023	14,500,000	14,543,560
Credit Suisse Group AG (Switzerland)†(b)	2.997% (3 Mo. LIBOR + 1.20%	)#	12/14/2023	20,157,000	20,104,050
Credit Suisse Group AG (Switzerland)†(b)	4.207% (3 Mo. LIBOR + 1.24%	)#	6/12/2024	23,000,000	23,063,819
Danske Bank A/S (Denmark)†(b)	1.171% (1 Yr. Treasury CMT + 1.03%	)#	12/8/2023	31,766,000	31,450,244
Danske Bank A/S (Denmark)†(b)	1.226%		6/22/2024	11,630,000	11,042,243
Danske Bank A/S (Denmark)†(b)	1.863% (3 Mo. LIBOR + 1.06%	)#	9/12/2023	2,800,000	2,809,773
Danske Bank A/S (Denmark)†(b)	3.875%		9/12/2023	12,800,000	12,857,033
Danske Bank A/S (Denmark)†(b)	5.375%		1/12/2024	73,404,000	75,055,046
First-Citizens Bank & Trust Co.	3.929% (SOFR + 3.83%	)#	6/19/2024	16,597,000	16,680,371
Goldman Sachs Group, Inc. (The)	0.673% (SOFR + .57%	)#	3/8/2024	77,783,000	76,237,595
Goldman Sachs Group, Inc. (The)	1.024% (SOFR + .62%	)#	12/6/2023	73,785,000	73,248,967
Goldman Sachs Group, Inc. (The)	1.184% (SOFR + .49%	)#	10/21/2024	63,161,000	61,940,803
Goldman Sachs Group, Inc. (The)	1.322% (SOFR + .54%	)#	11/17/2023	53,778,000	53,405,966
Goldman Sachs Group, Inc. (The)	1.405% (SOFR + .70%	)#	1/24/2025	22,699,000	22,439,623
Goldman Sachs Group, Inc. (The)	1.868% (SOFR + 1.39%	)#	3/15/2024	23,098,000	23,243,710
Goldman Sachs Group, Inc. (The)	2.184% (3 Mo. LIBOR + 1.00%	)#	7/24/2023	26,452,000	26,417,203
Goldman Sachs Group, Inc. (The)	2.255% (3 Mo. LIBOR + .75%	)#	2/23/2023	133,230,000	133,020,622

See Notes to Financial Statements.	347

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Goldman Sachs Group, Inc. (The)	2.905% (3 Mo. LIBOR + .99%	)#	7/24/2023	$80,496,000	$80,511,003
Goldman Sachs Group, Inc. (The)	2.908% (3 Mo. LIBOR + 1.05%	)#	6/5/2023	16,631,000	16,632,482
Intesa Sanpaolo SpA (Italy)†(b)	3.125%		7/14/2022	15,951,000	15,968,663
Intesa Sanpaolo SpA (Italy)†(b)	3.375%		1/12/2023	39,863,000	39,823,269
Intesa Sanpaolo SpA (Italy)(b)	5.25%		1/12/2024	33,000,000	33,593,454
Lloyds Banking Group plc (United Kingdom)(b)	1.326% (1 Yr. Treasury CMT + 1.10%	)#	6/15/2023	83,782,000	83,777,620
Macquarie Bank Ltd. (Australia)†(b)	0.441%		12/16/2022	96,940,000	95,878,540
Macquarie Group Ltd. (Australia)†(b)	2.618% (3 Mo. LIBOR + 1.02%	)#	11/28/2023	26,123,000	26,164,592
Macquarie Group Ltd. (Australia)†(b)	3.189% (3 Mo. LIBOR + 1.02%	)#	11/28/2023	16,298,000	16,300,939
Macquarie Group Ltd. (Australia)†(b)	4.15% (3 Mo. LIBOR + 1.33%	)#	3/27/2024	16,446,000	16,541,003
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	2.623%		7/18/2022	84,765,000	84,869,905
Morgan Stanley	0.529% (SOFR + .46%	)#	1/25/2024	94,617,000	93,035,502
Morgan Stanley	0.731% (SOFR + .62%	)#	4/5/2024	64,676,000	63,360,889
Morgan Stanley	1.352% (SOFR + .63%	)#	1/24/2025	54,477,000	53,830,931
Morgan Stanley	2.584% (3 Mo. LIBOR + 1.40%	)#	10/24/2023	22,625,000	22,691,169
Morgan Stanley	3.62% (SOFR + 1.16%	)#	4/17/2025	55,387,000	55,468,887
Morgan Stanley	3.737% (3 Mo. LIBOR + .85%	)#	4/24/2024	61,979,000	62,263,039
Morgan Stanley	4.875%		11/1/2022	17,185,000	17,385,232
National Australia Bank Ltd. (Australia)†(b)	1.213% (3 Mo. LIBOR + .41%	)#	12/13/2022	71,318,000	71,421,684
National Bank of Canada (Canada)†(b)	2.15%		10/7/2022	8,695,000	8,693,479
Natwest Group plc (United Kingdom)(b)	4.269% (3 Mo. LIBOR + 1.76%	)#	3/22/2025	13,887,000	13,924,770
Natwest Group plc (United Kingdom)(b)	5.125%		5/28/2024	54,410,000	55,331,410
NatWest Group plc (United Kingdom)(b)	3.875%		9/12/2023	149,571,000	150,504,417
NatWest Group plc (United Kingdom)(b)	4.519% (3 Mo. LIBOR + 1.55%	)#	6/25/2024	33,429,000	33,757,480
NatWest Markets plc (United Kingdom)†(b)	1.312% (SOFR + .53%	)#	8/12/2024	22,842,000	22,644,682

348	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
NatWest Markets plc (United Kingdom)†(b)	1.971% (SOFR + 1.45%	)#	3/22/2025	$40,000,000	$40,125,626
Nordea Bank Abp(c)	3.60%		6/6/2025	9,273,000	9,272,258
Nordea Bank Abp (Finland)†(b)	4.25%		9/21/2022	51,819,000	52,117,197
Royal Bank of Canada (Canada)(b)	1.404% (3 Mo. LIBOR + .36%	)#	1/17/2023	95,792,000	95,764,952
Santander UK Group Holdings plc (United Kingdom)(b)	1.089% (SOFR + .79%	)#	3/15/2025	12,444,000	11,789,864
Santander UK Group Holdings plc (United Kingdom)(b)	3.373% (3 Mo. LIBOR + 1.08%	)#	1/5/2024	125,220,000	125,237,017
Standard Chartered plc (United Kingdom)†(b)	1.319% (1 Yr. Treasury CMT + 1.17%	)#	10/14/2023	41,828,000	41,512,685
Standard Chartered plc (United Kingdom)†(b)	1.906% (SOFR + 1.25%	)#	10/14/2023	32,098,000	32,154,368
Standard Chartered plc (United Kingdom)†(b)	3.885% (3 Mo. LIBOR + 1.08%	)#	3/15/2024	20,000,000	20,040,989
Standard Chartered plc (United Kingdom)†(b)	3.95%		1/11/2023	42,168,000	42,314,791
Standard Chartered plc (United Kingdom)†(b)	5.20%		1/26/2024	30,000,000	30,621,489
Sumitomo Mitsui Financial Group, Inc. (Japan)(b)	1.791% (3 Mo. LIBOR + .78%	)#	7/12/2022	17,448,000	17,453,221
Sumitomo Mitsui Financial Group, Inc. (Japan)(b)	2.784%		7/12/2022	45,752,000	45,803,898
Toronto-Dominion Bank (The) (Canada)(b)	2.11% (3 Mo. LIBOR + .53%	)#	12/1/2022	59,538,000	59,652,474
UBS AG (Switzerland)(b)	5.125%		5/15/2024	31,248,000	31,772,185
UBS AG	7.625%		8/17/2022	158,927,000	160,436,230
UBS Group AG (Switzerland)†(b)	2.361% (3 Mo. LIBOR + .95%	)#	8/15/2023	8,123,000	8,133,101
UniCredit SpA (Italy)†(b)	7.83%		12/4/2023	69,639,000	73,041,745
Westpac Banking Corp. (Australia)(b)	1.411% (3 Mo. LIBOR + .39%	)#	1/13/2023	41,123,000	41,147,857
Total					4,103,668,071

Beverages 0.20%
Diageo Investment Corp.	8.00%		9/15/2022	26,863,000	27,318,374

Chemicals 0.07%
International Flavors & Fragrances, Inc.†	0.697%		9/15/2022	9,654,000	9,605,600

Commercial Services 0.05%
Triton Container International Ltd.†	0.80%		8/1/2023	7,430,000	7,177,873

See Notes to Financial Statements.	349

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Computers 0.18%
Dell International LLC/EMC Corp.	5.45%		6/15/2023	$24,992,000	$25,492,334

Cosmetics/Personal Care 0.13%
GSK Consumer Healthcare Capital US LLC†	1.435% (SOFR + .89%	)#	3/24/2024	18,242,000	18,251,705

Diversified Financial Services 2.50%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.50%		9/15/2023	24,000,000	24,091,999
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.875%		1/16/2024	45,000,000	45,343,726
Air Lease Corp.	3.00%		9/15/2023	11,000,000	10,909,783
Aircastle Ltd.	4.40%		9/25/2023	8,000,000	8,010,871
American Express Co.	1.33% (SOFR + .93%	)#	3/4/2025	36,253,000	36,457,074
American Express Co.	2.203% (3 Mo. LIBOR + .65%	)#	2/27/2023	5,961,000	5,972,465
American Express Co.	2.50%		8/1/2022	35,853,000	35,884,602
Aviation Capital Group LLC†	3.875%		5/1/2023	8,003,000	7,988,300
Aviation Capital Group LLC†	4.375%		1/30/2024	16,212,000	16,137,194
Avolon Holdings Funding Ltd. (Ireland)†(b)	3.95%		7/1/2024	9,147,000	8,948,235
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.125%		10/1/2023	21,534,000	21,735,266
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.25%		5/15/2024	36,108,000	36,271,191
Citigroup Global Markets Holdings, Inc.	0.75%		6/7/2024	19,291,000	18,224,760
Intercontinental Exchange, Inc.	2.35%		9/15/2022	19,142,000	19,163,228
Nasdaq, Inc.	0.445%		12/21/2022	21,504,000	21,233,042
Park Aerospace Holdings Ltd. (Ireland)†(b)	4.50%		3/15/2023	4,092,000	4,098,149
Park Aerospace Holdings Ltd. (Ireland)†(b)	5.25%		8/15/2022	5,065,000	5,075,959
Park Aerospace Holdings Ltd. (Ireland)†(b)	5.50%		2/15/2024	22,918,000	23,138,874
Total					348,684,718

Electric 3.60%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(b)	3.625%		1/12/2023	5,690,000	5,731,053
American Electric Power Co., Inc.	1.766% (3 Mo. LIBOR + .48%	)#	11/1/2023	32,614,000	32,471,635
CenterPoint Energy, Inc.	1.432% (SOFR Index + .65%	)#	5/13/2024	43,573,000	43,025,234
Cleco Power LLC†	1.326% (3 Mo. LIBOR + .50%	)#	6/15/2023	30,164,000	30,020,866
Comision Federal de Electricidad (Mexico)†(b)	4.875%		1/15/2024	30,753,000	31,057,455

350	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
Dominion Energy, Inc.	1.356% (3 Mo. LIBOR + .53%	)#	9/15/2023	$33,869,000	$33,880,096
DTE Energy Co.	0.55%		11/1/2022	67,590,000	67,043,707
Jersey Central Power & Light Co.†	4.70%		4/1/2024	14,500,000	14,724,544
Metropolitan Edison Co.†	3.50%		3/15/2023	2,000,000	1,997,733
Monongahela Power Co.†	4.10%		4/15/2024	13,665,000	13,786,888
NextEra Energy Capital Holdings, Inc.	1.151% (SOFR Index + .40%	)#	11/3/2023	35,964,000	35,739,634
NextEra Energy Capital Holdings, Inc.	1.321% (SOFR Index + .54%	)#	3/1/2023	27,104,000	27,054,562
NextEra Energy Capital Holdings, Inc.	2.94%		3/21/2024	77,486,000	77,294,663
OGE Energy Corp.	0.703%		5/26/2023	5,434,000	5,310,770
Pacific Gas and Electric Co.	1.367%		3/10/2023	21,677,000	21,184,275
Saudi Electricity Global Sukuk Co. 2 (Saudi Arabia)†(b)	3.473%		4/8/2023	41,983,000	42,241,783
Saudi Electricity Global Sukuk Co. 3 (Saudi Arabia)†(b)	4.00%		4/8/2024	20,106,000	20,302,074
Total					502,866,972

Gas 0.55%
Atmos Energy Corp.	1.023% (3 Mo. LIBOR + .38%	)#	3/9/2023	27,228,000	27,215,714
CenterPoint Energy Resources Corp.	2.111% (3 Mo. LIBOR + .50%	)#	3/2/2023	17,322,000	17,279,991
ONE Gas, Inc.	1.355% (3 Mo. LIBOR + .61%	)#	3/11/2023	31,984,000	31,918,234
Total					76,413,939

Health Care-Products 0.64%
Thermo Fisher Scientific, Inc.	1.013% (SOFR + .35%	)#	4/18/2023	45,122,000	45,039,008
Thermo Fisher Scientific, Inc.	1.053% (SOFR + .39%	)#	10/18/2023	31,586,000	31,418,682
Thermo Fisher Scientific, Inc.	1.193% (SOFR + .53%	)#	10/18/2024	13,647,000	13,534,708
Total					89,992,398

Home Builders 0.29%
Lennar Corp.	4.75%		11/15/2022	25,208,000	25,352,463
NVR, Inc.	3.95%		9/15/2022	15,097,000	15,105,378
Total					40,457,841

See Notes to Financial Statements.	351

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Household Products/Wares 0.37%
Reckitt Benckiser Treasury Services plc (United Kingdom)†(b)	1.514% (3 Mo. LIBOR + .56%	)#	6/24/2022	$51,458,000	$51,464,119

Insurance 1.76%
Brighthouse Financial Global Funding†	1.395% (SOFR + .76%	)#	4/12/2024	19,741,000	19,779,595
GA Global Funding Trust†	1.989% (SOFR + 1.36%	)#	4/11/2025	45,784,000	45,648,087
Jackson National Life Global Funding†	1.696% (3 Mo. LIBOR + .73%	)#	6/27/2022	13,794,000	13,795,973
Met Tower Global Funding†	0.55%		7/13/2022	95,604,000	95,467,192
Metropolitan Life Global Funding I†	1.221% (SOFR + .57%	)#	1/13/2023	70,611,000	70,649,397
Total					245,340,244

Lodging 0.19%
Hyatt Hotels Corp.	1.637% (SOFR Index + 1.05%	)#	10/1/2023	26,113,000	26,127,250

Machinery-Diversified 0.16%
John Deere Capital Corp.	1.293% (3 Mo. LIBOR + .49%	)#	6/13/2022	22,613,000	22,614,059

Media 0.20%
Charter Communications Operating LLC/Charter Communications Operating Capital	2.936% (3 Mo. LIBOR + 1.65%	)#	2/1/2024	27,078,000	27,481,839

Mining 1.02%
Glencore Finance Canada Ltd. (Canada)†(b)	4.25%		10/25/2022	23,535,000	23,671,936
Glencore Funding LLC†	4.125%		5/30/2023	18,458,000	18,649,225
Glencore Funding LLC†	4.125%		3/12/2024	42,858,000	43,191,026
Glencore Funding LLC†	4.625%		4/29/2024	55,531,000	56,372,506
Total					141,884,693

Pharmaceuticals 1.36%
AbbVie, Inc.	2.155% (3 Mo. LIBOR + .65%	)#	11/21/2022	74,727,000	74,780,739
AstraZeneca plc (United Kingdom)(b)	1.323% (3 Mo. LIBOR + .62%	)#	6/10/2022	9,023,000	9,023,245
AstraZeneca plc (United Kingdom)(b)	2.109% (3 Mo. LIBOR + .67%	)#	8/17/2023	7,157,000	7,182,229

352	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pharmaceuticals (continued)
Bayer US Finance II LLC†	1.836% (3 Mo. LIBOR + 1.01%	)#	12/15/2023	$13,568,000	$13,608,923
Becton Dickinson & Co.	1.613% (3 Mo. LIBOR + 1.03%	)#	6/6/2022	42,053,000	42,055,674
Cigna Corp.	1.934% (3 Mo. LIBOR + .89%	)#	7/15/2023	30,112,000	30,241,757
Viatris, Inc.	1.125%		6/22/2022	13,655,000	13,652,007
Total					190,544,574

Pipelines 0.35%
Enbridge, Inc. (Canada)(b)	1.412% (SOFR Index+ .63%	)#	2/16/2024	31,647,000	31,517,857
Florida Gas Transmission Co. LLC†	3.875%		7/15/2022	10,158,000	10,173,580
Kinder Morgan, Inc.	3.15%		1/15/2023	6,600,000	6,626,626
Total					48,318,063

REITS 0.14%
Simon Property Group LP	1.059% (SOFR + .43%	)#	1/11/2024	19,480,000	19,352,594

Savings & Loans 0.14%
Nationwide Building Society (United Kingdom)†(b)	3.766% (3 Mo. LIBOR + 1.06%	)#	3/8/2024	19,292,000	19,323,165

Software 0.06%
Roper Technologies, Inc.	0.45%		8/15/2022	9,136,000	9,108,686

Telecommunications 0.31%
AT&T, Inc.	1.191% (SOFR Index + .64%	)#	3/25/2024	26,988,000	26,896,367
Ooredoo International Finance Ltd.†	3.25%		2/21/2023	15,894,000	15,944,479
Total					42,840,846

Transportation 0.15%
Pelabuhan Indonesia III Persero PT (Indonesia)†(b)	4.50%		5/2/2023	21,273,000	21,463,287
Total Corporate Bonds (cost $7,080,809,157)					6,999,320,348

FLOATING RATE LOANS(d) 5.26%

Chemicals 0.42%
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	2.585%		1/17/2023	58,398,254	58,325,256

See Notes to Financial Statements.	353

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 1.46%
Avolon TLB Borrower 1 (US) LLC Term Loan B3	2.677% (1 Mo. LIBOR + 1.75%	)	1/15/2025	$33,559,979	$32,567,107
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(b)	2.756% (3 Mo. LIBOR + 1.75%	)	10/6/2023	172,622,654	171,517,006
Total					204,084,113

Electric 0.35%
Tampa Electric Company Term Loan	1.488% (1 Mo. LIBOR + .55%	)	12/16/2022	49,100,000	48,829,950
Entertainment 0.29%
Discovery Communications, LLC Term Loan A1	–	(e)	12/2/2022	40,000,000	39,925,000	(f)

Government 0.06%
Seminole Tribe of Florida 2018 Term Loan B	2.81% (1 Mo. LIBOR + 1.75%	)	7/8/2024	7,935,270	7,948,165

Health Care Services 0.39%
Humana Inc. Delayed Draw Term Loan	2.31% (1 Mo. LIBOR + 1.25%	)	5/28/2024	4,500,000	4,469,062	(f)
Humana Inc. Term Loan	2.273%		10/30/2023	50,000,000	49,656,250	(f)
Total					54,125,312

Media 0.69%
Charter Communications Operating, LLC 2019 Term Loan B1	2.81% (1 Mo. LIBOR + 1.75%	)	4/30/2025	97,880,073	96,962,448

Real Estate Investment Trusts 1.31%
American Tower Corporation 2021 First Lien Delayed Draw Term loan	2.063% (1 Mo. LIBOR + 1.13%	)	12/8/2023	24,629,929	24,429,934	(f)
American Tower Corporation 2021 Term Loan	2.063% (1 Mo. LIBOR + 1.13%	)	12/7/2022	118,985,269	118,762,766	(f)
Invitation Homes Operating Partnership LP 2020 Term Loan A	1.928% (1 Mo. LIBOR + 1.00%	)	1/31/2025	40,000,000	40,000,000
Total					183,192,700

Software 0.29%
Vmware, Inc. 3 Year Term Loan	1.56%		11/1/2024	40,800,149	40,749,149
Total Floating Rate Loans (cost $737,960,725)					734,142,093

354	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.13%
Angel Oak Mortgage Trust 2021-3 A1†	1.068%	#(g)	5/25/2066	$16,004,039	$14,574,393
Angel Oak Mortgage Trust 2021-6 A1†	1.458%	#(g)	9/25/2066	24,983,861	22,886,986
Angel Oak Mortgage Trust 2021-7 A1†	1.978%	#(g)	10/25/2066	17,637,433	16,244,076
BBCMS Mortgage Trust 2017-DELC A†	1.725% (1 Mo. LIBOR + .85%	)#	8/15/2036	10,660,000	10,447,084
BFLD 2019-DPLO A†	1.965% (1 Mo. LIBOR + 1.09%	)#	10/15/2034	11,780,000	11,600,424
BX Commercial Mortgage Trust 2020-VKNG A†	1.805% (1 Mo. LIBOR + .93%	)#	10/15/2037	5,519,236	5,382,295
BX Commercial Mortgage Trust 2021-VINO A†	1.527% (1 Mo. LIBOR + .65%	)#	5/15/2038	19,650,000	18,893,149
BX Commercial Mortgage Trust 2021-XL2 A†	1.564% (1 Mo. LIBOR + .69%	)#	10/15/2038	41,455,050	39,886,793
BX Trust 2021-ARIA A†	1.774% (1 Mo. LIBOR + .90%	)#	10/15/2036	73,640,000	70,017,663
BXHPP Trust 2021-FILM A†	1.525% (1 Mo. LIBOR + .65%	)#	8/15/2036	29,800,000	28,377,539
BXMT Ltd. 2020-FL2 A†	1.43% (1 Mo. SOFR + 1.01%	)#	2/15/2038	47,080,000	46,647,223
BXMT Ltd. 2021-FL4 A†	1.925% (1 Mo. LIBOR + 1.05%	)#	5/15/2038	49,175,000	48,437,375
COLT Mortgage Loan Trust 2021-2 A1†	0.924%	#(g)	8/25/2066	45,386,174	40,439,934
COLT Mortgage Loan Trust 2021-3 A1†	0.956%	#(g)	9/27/2066	32,254,751	28,676,183
Connecticut Avenue Securities Trust 2021-R01 1M1†	1.334% (1 Mo. SOFR + .75%	)#	10/25/2041	15,326,971	15,186,959
Connecticut Avenue Securities Trust 2022-R02 2M1†	1.784% (1 Mo. SOFR + 1.20%	)#	1/25/2042	30,582,432	30,037,129
Credit Suisse Mortgage Capital Certificates 2021-NQM4 A1†	1.101%	#(g)	5/25/2066	17,694,783	16,558,673
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM5 A1†	0.938%	#(g)	5/25/2066	43,431,731	38,216,405
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM7 A1†	1.756%	#(g)	10/25/2066	28,817,118	26,991,502
DBCG BBG Mortgage Trust 2017-BBG A†	1.575% (1 Mo. LIBOR + .70%	)#	6/15/2034	18,900,000	18,524,578
Deephaven Residential Mortgage Trust 2021-3 A1†	1.194%	#(g)	8/25/2066	35,437,318	32,728,471
EQUS Mortgage Trust 2021-EQAZ A†	1.63% (1 Mo. LIBOR + .75%	)#	10/15/2038	49,476,000	47,610,329

See Notes to Financial Statements.	355

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae Connecticut Avenue Securities 2021-R02 2M1†	1.484% (1 Mo. SOFR + .90%	)#	11/25/2041	$25,198,816	$24,829,217
Freddie Mac STACR REMIC Trust 2021-DNA3 M1†	1.334% (1 Mo. SOFR + .75%	)#	10/25/2033	11,148,407	10,968,848
Freddie Mac STACR REMIC Trust 2021-DNA6 M1†	1.384% (1 Mo. SOFR + .80%	)#	10/25/2041	27,510,000	26,902,992
Freddie Mac STACR REMIC Trust 2021-HQA1 M1†	1.284% (1 Mo. SOFR + .70%	)#	8/25/2033	8,080,534	7,989,626
Freddie Mac STACR REMIC Trust 2021-HQA2 M1†	1.284% (1 Mo. SOFR + .70%	)#	12/25/2033	7,646,128	7,568,529
Freddie Mac STACR REMIC Trust 2021-HQA3 M1†	1.434% (1 Mo. SOFR + .85%	)#	9/25/2041	15,920,000	15,423,376
Freddie Mac STACR REMIC Trust 2021-HQA4 M1†	1.535% (1 Mo. SOFR + .95%	)#	12/25/2041	31,860,000	30,926,454
Freddie Mac STACR REMIC Trust 2022-DNA1 M1A†	1.584% (1 Mo. SOFR + 1.00%	)#	1/25/2042	33,200,000	32,468,328
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M1†	1.384% (1 Mo. SOFR + .80%	)#	8/25/2033	10,174,624	10,084,501
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1†	1.434% (1 Mo. SOFR + .85%	)#	11/25/2041	30,170,000	29,367,403
Great Wolf Trust 2019-WOLF A†	1.909% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	14,400,000	14,110,677
GS Mortgage Securities Corp. Trust 2018-HULA A†	1.795% (1 Mo. LIBOR + .92%	)#	7/15/2025	15,002,270	14,646,910
GS Mortgage Securities Corp. Trust 2021-RENT A†	1.661% (1 Mo. LIBOR + .70%	)#	11/21/2035	24,496,195	24,078,907
GS Mortgage Securities Corp. Trust 2021-ROSS A†	2.025% (1 Mo. LIBOR + 1.15%	)#	5/15/2026	40,000,000	38,790,988
Hilton Orlando Trust 2018-ORL A†	1.795% (1 Mo. LIBOR + .92%	)#	12/15/2034	36,955,000	36,072,492
KIND Trust 2021-KIND A†	1.825% (1 Mo. LIBOR + .95%	)#	8/15/2038	24,750,000	23,836,500
MFRA Trust 2021-NQM2 A1†	1.029%	#(g)	11/25/2064	24,733,895	22,705,303
Mortgage Repurchase Agreement Financing Trust Series 2021-S1 A1†	1.342% (1 Mo. LIBOR + .50%	)#	9/10/2022	72,900,000	72,972,900
Motel Trust 2021-MTL6 A†	1.775% (1 Mo. LIBOR + .90%	)#	9/15/2038	10,931,748	10,672,769
OBX Trust 2021-NQM3 A1†	1.054%	#(g)	7/25/2061	48,209,107	43,735,601

356	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
ONE Mortgage Trust 2021-PARK A†	1.575% (1 Mo. LIBOR + .70%	)#	3/15/2036	$49,520,000	$47,823,638
PFP Ltd. 2021-7 A†	1.725% (1 Mo. LIBOR + .85%	)#	4/14/2038	69,377,613	67,132,823
Ready Capital Mortgage Financing LLC 2021-FL5 A†	2.006% (1 Mo. LIBOR + 1.00%	)#	4/25/2038	42,308,892	41,301,607
VASA Trust 2021-VASA A†	1.775% (1 Mo. LIBOR + .90%	)#	7/15/2039	45,750,000	44,290,872
Verus Securitization Trust 2021-4 A1†	0.938%	#(g)	7/25/2066	49,581,746	43,999,020
Verus Securitization Trust 2021-5 A1†	1.013%	#(g)	9/25/2066	22,906,212	20,577,759
Verus Securitization Trust 2021-5 A2†	1.218%	#(g)	9/25/2066	7,294,053	6,371,636
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	16,870,000	16,874,162
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,481,437,848)					1,414,889,001

U.S. TREASURY OBLIGATIONS 3.09%
U.S. Treasury Bill (cost $432,036,175)	Zero Coupon		7/28/2022	432,286,000	431,728,598
Total Long-Term Investments (cost $13,312,743,985)					13,092,729,698

SHORT-TERM INVESTMENTS 6.38%

COMMERCIAL PAPER 5.81%

Auto Manufacturers 0.20%
General Motors Financial Co., Inc.	Zero Coupon		6/1/2022	28,047,000	28,047,000

Building Materials 0.37%
Fortune Brands Home & Security, Inc.	Zero Coupon		6/1/2022	51,040,000	51,040,000

Chemicals 0.47%
FMC Corp.	Zero Coupon		6/1/2022	65,687,000	65,687,000

Commercial Services 0.01%
Cintas Corp. No. 2	Zero Coupon		6/6/2022	2,000,000	1,999,680

Computers 0.66%
Leidos, Inc.	Zero Coupon		6/1/2022	36,580,000	36,580,000
Leidos, Inc.	Zero Coupon		6/7/2022	27,787,000	27,779,127
Leidos, Inc.	Zero Coupon		6/8/2022	27,530,000	27,520,900
Total					91,880,027

See Notes to Financial Statements.	357

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 0.18%
Aviation Capital Group LLC	Zero Coupon	6/1/2022	$24,712,000	$24,712,000

Electric 0.11%
Brookfield BRP Holdings Canada, Inc.	Zero Coupon	6/1/2022	7,824,000	7,824,000
Hawaiian Electric Industries, Inc.	Zero Coupon	6/1/2022	7,404,000	7,404,000
Total				15,228,000

Energy-Alternate Sources 0.66%
ENERGY TRANSFER PARTNERS	Zero Coupon	6/1/2022	91,735,000	91,735,000

Health Care-Products 0.03%
Danaher Corp.	Zero Coupon	6/10/2022	3,776,000	3,774,962

Health Care-Services 1.25%
CommonSpirit Health	Zero Coupon	6/1/2022	59,941,000	59,941,000
CommonSpirit Health	Zero Coupon	6/8/2022	114,948,000	114,904,415
Total				174,845,415

Housewares 0.44%
Newell Brands, Inc.	Zero Coupon	6/2/2022	25,000,000	24,998,750
Newell Brands, Inc.	Zero Coupon	6/3/2022	36,862,000	36,858,314
Total				61,857,064

Industrial Development 0.01%
Brookfield U.S. Holdings, Inc.	Zero Coupon	6/2/2022	1,076,000	1,075,964

Miscellaneous Manufacturing 0.28%
Eaton Capital UnLtd. Co.	Zero Coupon	6/1/2022	39,177,000	39,177,000

Pipelines 0.85%
Energy Transfer Partners LP	Zero Coupon	6/1/2022	119,199,000	119,199,000

REITS 0.29%
Crown Castle International Corp.	Zero Coupon	6/7/2022	41,217,000	41,206,696
Total Commercial Paper (cost $811,464,808)				811,464,808

358	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2022

Investments	Principal Amount	Fair Value
REPURCHASE AGREEMENTS 0.57%
Repurchase Agreement dated 5/31/2022, 0.100% due 6/1/2022 with Fixed Income Clearing Corp. collateralized by $89,711,800 of U.S. Treasury Note at 0.750% due 1/31/2028; value: $80,448,535; proceeds: $78,871,282 (cost $78,871,063)	$78,871,063	$78,871,063
Total Short-Term Investments (cost $890,335,871)		890,335,871
Total Investments in Securities 100.16% (cost $14,203,079,856)		13,983,065,569
Other Assets and Liabilities – Net (0.16)%		(22,846,627)
Net Assets 100.00%		$13,960,218,942

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trusts.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2022, the total value of Rule 144A securities was $6,568,428,308, which represents 47.10% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2022.
(a)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	Securities purchased on a when-issued basis (See Note 2(j)).
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2022.
(e)	Interest rate to be determined.
(f)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.

See Notes to Financial Statements.	359

Schedule of Investments (unaudited)(concluded)

ULTRA SHORT BOND FUND May 31, 2022

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Automobiles	$–	$1,380,831,406	$65,109,070	$1,445,940,476
Other	–	1,879,709,348	49,390,061	1,929,099,409
Remaining Industries	–	137,609,773	–	137,609,773
Corporate Bonds	–	6,999,320,348	–	6,999,320,348
Floating Rate Loans
Entertainment	–	–	39,925,000	39,925,000
Health Care Services	–	–	54,125,312	54,125,312
Real Estate Investment Trusts	–	40,000,000	143,192,700	183,192,700
Remaining Industries	–	456,899,081	–	456,899,081
Non-Agency Commercial Mortgage-Backed Securities	–	1,414,889,001	–	1,414,889,001
U.S. Treasury Obligations	–	431,728,598	–	431,728,598
Short-Term Investments
Commercial Paper	–	811,464,808	–	811,464,808
Repurchase Agreements	–	78,871,063	–	78,871,063
Total	$–	$13,631,323,426	$351,742,143	$13,983,065,569

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset- Backed Securities	Floating Rate Loans
Balance as of December 1, 2021	$–	$94,368,075
Accrued Discounts (Premiums)	1,338	9,350
Realized Gain (Loss)	–	4,271
Change in Unrealized Appreciation (Depreciation)	(1,059,436)	(220,959)
Purchases	74,440,107	192,185,215
Sales	–	(49,102,940)
Transfers into Level 3	41,117,122	–
Transfers out of Level 3	–	–
Balance as of May 31, 2022	$114,499,131	$237,243,012
Change in unrealized appreciation/ depreciation for the period ended May 31, 2022, related to Level 3 investments held at May 31, 2022	$(1,059,436)	$(182,005)

360	See Notes to Financial Statements.

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Statements of Assets and Liabilities (unaudited)

May 31, 2022

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
ASSETS:
Investments in securities, at cost	$1,119,236,452	$2,041,876,348	$501,999,503
Investments in securities, at fair value	$1,040,300,225	$1,962,617,191	$477,721,082
Cash	9,137	54,904,000	–
Deposits with brokers for futures collateral	–	5,181,620	893,629
Deposit with brokers for forwards and swaps collateral	–	8,625,154	1,305,875
Foreign cash, at value (cost $0, $0, $3,343, $0, $50,182, $0, $53,074 and $0, respectively)	–	–	3,404
Receivables:
Capital shares sold	72,431,162	5,569,747	5,691,665
Investment securities sold	45,072,908	562,413,777	95,478,247
Interest and dividends	3,416,652	7,628,721	3,024,385
From broker	–	–	94,665
From advisor (See Note 3)	–	18,173	7,338
Variation margin for futures contracts	–	–	–
Unrealized appreciation on forward foreign currency exchange contracts	136,434	–	1,283
Unrealized appreciation on CPI OTC swaps	–	–	–
Prepaid expenses and other assets	103,413	103,310	75,784
Total assets	1,161,469,931	2,607,061,693	584,297,357
LIABILITIES:
Payables:
Investment securities purchased	84,958,408	832,269,559	149,460,319
Capital shares reacquired	2,443,975	2,983,891	733,709
Management fee	577,581	338,258	95,221
Trustees’ fees	124,140	192,763	14,871
12b-1 distribution plan	75,159	147,660	37,135
Fund administration	33,048	59,577	13,603
Variation margin for futures contracts	–	1,374,014	162,668
To broker	–	–	–
To bank	–	–	1,252,807
Variation margin for centrally cleared swap agreements	–	1,652,543	471,892
Reverse repurchase agreement payable, at fair value	–	–	126,680
Credit default swap agreements payable, at fair value (including upfront payments of $0, $1,859,200, $363,754, $0, $0, $26,439,206, $2,687,146 and $0, respectively)	–	3,065,635	682,673
Unrealized depreciation on forward foreign currency exchange contracts	9,325	800,104	90,202
Unrealized depreciation on CPI OTC swaps	–	–	–
Foreign currency overdraft (cost $0, $0, $0, $0, $0, $8,921, $0 and $0, respectively)	–	–	–
Unrealized depreciation on unfunded commitments	–	–	4,935
Total return swap, at fair value	–	–	–
Distributions payable	–	3,924,577	1,111,909
Accrued expenses and other liabilities	427,148	459,995	222,547
Total liabilities	88,648,784	847,268,576	154,481,171

362	See Notes to Financial Statements.

Corporate Bond Fund	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$6,871,246	$8,193,618,905	$5,722,267,617	$2,828,187,784	$3,993,321,771
$6,182,783	$7,914,597,240	$5,296,886,369	$2,618,112,043	$3,859,286,143
–	641,105,680	57,543,193	–	–
23,541	–	8,886,483	12,665,132	8,877,375

–	27,567,864	114,429,837	4,422,743	238,359,459

–	16,118	–	51,252	–

9,651	102,864,026	68,578,429	13,496,887	49,837,137
278,352	393,331,017	199,254,838	114,282,682	16,498,808
66,562	54,655,106	88,077,754	25,470,720	22,042,280
–	–	–	–	–
18,982	–	–	–	–
–	3,310	1,149,500	–	–

–	4,876,321	6,844,155	189,232	–
–	–	–	–	70,493,176
89,894	583,792	156,095	138,250	217,804
6,669,765	9,139,600,474	5,841,806,653	2,788,828,941	4,265,612,182

59,469	651,540,854	95,437,878	21,153,043	28,543,547
3,230	69,576,142	48,669,368	7,389,436	33,514,955
2,230	3,296,596	2,538,489	889,339	1,012,349
883	1,009,500	773,977	460,356	127,779
754	1,638,735	578,391	354,768	425,411
223	289,256	192,887	93,615	139,768
4,309	–	–	3,685,375	1,515,111
–	2,004,251	2,333,269	–	–
–	–	–	1,460,504	590,583

–	2,337,589	42,713,297	–	115,306,965
–	–	1,041,306	453,513	–

–	–	26,513,616	4,428,344	–

–	1,281,223	1,153,376	–	–
–	–	–	–	31,078,469

–	–	1,712	–	–
–	952,176	–	23,269	5,436
–	19,000,248	618,908	–	–
18,684	28,543,920	27,745,576	8,636,585	11,755,405
53,575	21,475,800	2,991,686	562,185	328,916
143,357	802,946,290	253,303,736	49,590,332	224,344,694

See Notes to Financial Statements.	363

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2022

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
LIABILITIES:
Commitments and contingent liabilities
NET ASSETS	$1,072,821,147	$1,759,793,117	$429,816,186
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,248,399,242	$1,965,816,852	$477,346,847
Total distributable earnings (loss)	(175,578,095)	(206,023,735)	(47,530,661)
Net Assets	$1,072,821,147	$1,759,793,117	$429,816,186
Net assets by class:
Class A Shares	$247,306,756	$527,589,900	$84,363,666
Class C Shares	$49,591,700	$21,938,669	$4,389,614
Class F Shares	$255,525,706	$211,101,867	$226,431,374
Class F3 Shares	$22,647,954	$387,012,463	$35,322,412
Class I Shares	$454,507,882	$559,288,698	$75,270,750
Class P Shares	$34,778	–	–
Class R2 Shares	$75,598	$371,510	–
Class R3 Shares	$23,435,093	$6,629,702	$152,222
Class R4 Shares	$708,277	$8,797,348	$269,178
Class R5 Shares	$1,523,887	$1,806,969	$10,945
Class R6 Shares	$17,463,516	$35,255,991	$3,606,025
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	18,883,288	52,933,971	6,147,647
Class C Shares	3,832,637	2,211,233	319,771
Class F Shares	19,499,186	21,184,214	16,514,076
Class F3 Shares	1,707,393	38,831,171	2,574,164
Class I Shares	34,379,419	56,148,422	5,487,813
Class P Shares	2,590	–	–
Class R2 Shares	5,637	37,263	–
Class R3 Shares	1,802,680	665,134	11,097
Class R4 Shares	54,094	882,854	19,616
Class R5 Shares	115,303	181,265	798
Class R6 Shares	1,316,075	3,539,433	262,736
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$13.10	$ 9.97	$13.72
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$13.40	$10.20	$14.04
Class C Shares-Net asset value	$12.94	$ 9.92	$13.73
Class F Shares-Net asset value	$13.10	$ 9.97	$13.71
Class F3 Shares-Net asset value	$13.26	$ 9.97	$13.72
Class I Shares-Net asset value	$13.22	$ 9.96	$13.72
Class P Shares-Net asset value*	$13.43	–	–
Class R2 Shares-Net asset value	$13.41	$ 9.97	–
Class R3 Shares-Net asset value	$13.00	$ 9.97	$13.72
Class R4 Shares-Net asset value	$13.09	$ 9.96	$13.72
Class R5 Shares-Net asset value	$13.22	$ 9.97	$13.72
Class R6 Shares-Net asset value	$13.27	$ 9.96	$13.72

* Net asset value may not recalculate due to rounding of fractional shares.

364	See Notes to Financial Statements.

Corporate Bond Fund	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$6,526,408	$8,336,654,184	$5,588,502,917	$2,739,238,609	$4,041,267,488

$7,643,081	$10,208,055,433	$6,169,028,212	$3,097,162,527	$4,309,341,055
(1,116,673)	(1,871,401,249)	(580,525,295)	(357,923,918)	(268,073,567)
$6,526,408	$8,336,654,184	$5,588,502,917	$2,739,238,609	$4,041,267,488

$1,499,271	$2,109,611,652	$898,435,205	$1,070,895,444	$637,192,194
$377,310	$510,211,699	$203,502,322	$59,397,843	$116,793,253
$1,417,609	$2,013,893,820	$1,386,445,953	$204,171,676	$1,170,297,599
$1,459,456	$229,603,546	$615,450,383	$920,093,283	$411,519,393
$112,538	$3,299,101,914	$1,470,028,990	$368,823,654	$1,689,177,959
–	–	$61	–	–
$24,603	$1,045,244	$5,344,121	$1,214,904	$87,100
$95,472	$86,005,190	$102,932,087	$52,340,546	$379,058
$24,780	$2,873,067	$82,913,480	$4,148,847	$1,730,345
$24,973	$2,280,075	$234,362,603	$5,617,372	$509,338
$1,490,396	$82,027,977	$589,087,712	$52,535,040	$13,581,249

170,176	262,083,347	134,722,013	414,555,370	51,968,382
42,831	63,333,662	30,678,859	22,897,104	9,514,118
160,560	250,400,453	208,160,624	79,051,990	95,289,313
165,638	28,481,626	91,855,063	356,217,437	33,531,370
12,778	409,499,378	219,459,487	142,701,960	137,825,620
–	–	9	–	–
2,792	129,724	796,717	466,955	7,140
10,839	10,678,617	15,347,582	20,197,411	30,937
2,812	356,951	12,435,170	1,605,471	141,221
2,834	282,828	35,006,548	2,173,022	41,601
169,150	10,179,676	87,913,796	20,342,150	1,108,558

$8.81	$8.05	$6.67	$2.58	$12.26

$9.01	$8.24	$6.82	$2.64	$12.54
$8.81	$8.06	$6.63	$2.59	$12.28
$8.83	$8.04	$6.66	$2.58	$12.28
$8.81	$8.06	$6.70	$2.58	$12.27
$8.81	$8.06	$6.70	$2.58	$12.26
–	–	$6.76	–	–
$8.81	$8.06	$6.71	$2.60	$12.20
$8.81	$8.05	$6.71	$2.59	$12.25
$8.81	$8.05	$6.67	$2.58	$12.25
$8.81	$8.06	$6.69	$2.59	$12.24
$8.81	$8.06	$6.70	$2.58	$12.25

See Notes to Financial Statements.	365

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2022

	Short Duration Core Bond Fund	Short Duration Income Fund
ASSETS:
Investments in securities, at cost	$222,769,623	$57,501,821,886
Investments in securities, at fair value	$217,358,514	$55,710,561,742
Cash	90,086	704,027,060
Deposits with brokers for futures collateral	391,345	130,732,600
Deposit with brokers for forwards and swaps collateral	67,061	14,566,846
Foreign cash, at value (cost $0, $57,165, $131,692 and $0, respectively)	–	57,988
Receivables:
Investment securities sold	3,659,003	1,132,226,333
Capital shares sold	2,004,099	799,009,458
Interest and dividends	1,011,182	315,231,646
From advisor (See Note 3)	35,987	–
From broker	–	32,301
Unrealized appreciation on forward foreign currency exchange contracts	–	55,896
Credit default swap agreements receivable, at fair value (including upfront payments of $2,383, $598,528, $0 and $0, respectively)	1,059	545,622
Prepaid expenses and other assets	130,316	1,002,766
Total assets	224,748,652	58,808,050,258
LIABILITIES:
Payables:
Investment securities purchased	3,752,188	965,266,502
Capital shares reacquired	2,051,018	643,846,387
Variation margin for futures contracts	180,398	37,557,552
Management fee	56,529	12,332,833
Variation margin for centrally cleared swap agreements	55,569	–
12b-1 distribution plan	16,529	8,739,973
Fund administration	7,537	1,952,870
Trustees’ fees	6,072	5,595,803
To bank	–	–
Variation margin for centrally cleared swap agreements	–	–
Reverse repurchase agreement payable, at fair value	–	–
Credit default swap agreements payable, at fair value (including upfront payments of $0, $7,454,800, $3,506,439 and $0, respectively)	–	15,613,024
Unrealized depreciation on forward foreign currency exchange contracts	–	–
Unrealized depreciation on unfunded commitments	–	27,098
Distributions payable	487,777	137,347,668
Accrued expenses and other liabilities	62,692	8,942,951
Total liabilities	6,676,309	1,837,222,661
Commitments and contingent liabilities
NET ASSETS	$218,072,343	$56,970,827,597
COMPOSITION OF NET ASSETS:
Paid-in capital	$230,496,186	$63,836,758,457
Total distributable earnings (loss)	(12,423,843)	(6,865,930,860)
Net Assets	$218,072,343	$56,970,827,597

366	See Notes to Financial Statements.

Total Return Fund	Ultra Short Bond Fund

$3,845,125,699	$14,203,079,856
$3,662,492,553	$13,983,065,569
101,974,186	–
13,562,187	–
25,285,556	–
132,363	–

831,914,779	122,854,701
12,024,760	100,551,164
20,047,744	51,490,389
17,508	–
8,075	–
37,568	–

–	–
107,984	339,201
4,667,605,263	14,258,301,024

1,274,038,660	142,286,286
5,586,663	132,768,833
4,347,686	–
805,029	2,071,126
–	–
292,634	1,148,451
115,004	487,324
432,179	1,293,899
–	2,826,325
8,256,148	–
589,061	–

5,920,692	–
773,160	–
48,874	–
8,742,213	12,293,623
1,967,147	2,906,215
1,311,915,150	298,082,082

$3,355,690,113	$13,960,218,942

$3,779,365,218	$14,252,160,769
(423,675,105)	(291,941,827)
$3,355,690,113	$13,960,218,942

See Notes to Financial Statements.	367

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2022

	Short Duration Core Bond Fund	Short Duration Income Fund
Net assets by class:
Class A Shares	$37,662,788	$11,325,093,887
Class A1 Shares	–	–
Class C Shares	$3,634,496	$2,697,606,218
Class F Shares	$72,250,467	$12,486,568,352
Class F3 Shares	$7,220,116	$5,680,462,642
Class I Shares	$95,804,850	$23,121,911,062
Class P Shares	–	–
Class R2 Shares	–	$8,946,799
Class R3 Shares	$608,145	$384,430,418
Class R4 Shares	$11,620	$169,660,771
Class R5 Shares	$11,620	$62,094,078
Class R6 Shares	$868,241	$1,034,053,370
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	4,016,622	2,846,790,175
Class A1 Shares	–	–
Class C Shares	387,827	673,963,222
Class F Shares	7,709,989	3,140,215,852
Class F3 Shares	770,671	1,426,139,123
Class I Shares	10,222,663	5,816,834,724
Class P Shares	–	–
Class R2 Shares	–	2,247,886
Class R3 Shares	64,907	96,537,511
Class R4 Shares	1,240	42,567,635
Class R5 Shares	1,240	15,637,286
Class R6 Shares	92,655	260,077,247
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$9.38	$3.98
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)*	$9.60	$4.07
Class A1 Shares-Net asset value	–	–
Class A1 Shares-Maximum offering price (Net asset value plus sales charge of 1.50%)	–	–
Class C Shares-Net asset value	$9.37	$4.00
Class F Shares-Net asset value	$9.37	$3.98
Class F3 Shares-Net asset value	$9.37	$3.98
Class I Shares-Net asset value	$9.37	$3.97
Class P Shares-Net asset value	–	–
Class R2 Shares-Net asset value	–	$3.98
Class R3 Shares-Net asset value	$9.37	$3.98
Class R4 Shares-Net asset value	$9.37	$3.99
Class R5 Shares-Net asset value	$9.37	$3.97
Class R6 Shares-Net asset value	$9.37	$3.98

*	Sales charge not applicable to Ultra Short Bond Fund.

368	See Notes to Financial Statements.

Total Return Fund	Ultra Short Bond Fund

$1,087,629,685	$7,409,435,135
–	$6,337,117
$45,292,338	–
$560,306,990	$2,690,838,421
$767,270,343	$875,857,528
$540,390,955	$2,901,085,298
$539,649	–
$1,241,840	–
$32,655,484	–
$35,933,988	–
$67,864,146	$105,787
$216,564,695	$76,559,656

115,900,819	751,265,467
–	642,264
4,830,259	–
59,710,272	272,755,853
81,724,273	88,809,599
57,477,453	294,161,593
57,228	–
132,374	–
3,480,609	–
3,829,262	–
7,229,167	10,725
23,056,713	7,760,521

$9.38	$ 9.86
$9.60	$10.09
–	$ 9.87
–	$10.02
$9.38	–
$9.38	$ 9.87
$9.39	$ 9.86
$9.40	$ 9.86
$9.43	–
$9.38	–
$9.38	–
$9.38	–
$9.39	$ 9.86
$9.39	$ 9.87

See Notes to Financial Statements.	369

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2022

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Investment income:
Dividends	$3,312,607	$–	$–
Securities lending net income	194,823	–	–
Interest and other (net of foreign withholding taxes of $0, $0, $0, $0, $0, $0, $2,881 and $0, respectively)	9,489,065	19,302,512	6,041,164
Interest earned from Interfund Lending (See Note 11)	424	415	–
Total investment income	12,996,919	19,302,927	6,041,164
Expenses:
Management fee	4,166,884	2,150,980	560,573
12b-1 distribution plan–Class A	297,877	590,905	77,248
12b-1 distribution plan–Class C	276,309	105,012	21,269
12b-1 distribution plan–Class F	257,190	138,385	123,552
12b-1 distribution plan–Class P	86	–	–
12b-1 distribution plan–Class R2	250	1,512	–
12b-1 distribution plan–Class R3	76,735	20,129	392
12b-1 distribution plan–Class R4	1,035	12,016	463
Shareholder servicing	661,952	643,537	178,854
Fund administration	244,755	381,345	80,082
Registration	133,520	102,332	80,526
Reports to shareholders	49,732	55,669	9,233
Professional	33,510	32,159	29,654
Trustees’ fees	15,414	21,199	4,172
Custody	13,958	16,368	4,106
Interest paid from Interfund Lending (See Note 11)	164	–	–
Other	53,054	55,539	22,292
Gross expenses	6,282,425	4,327,087	1,192,416
Expense reductions (See Note 9)	(837)	(900)	(279)
Fees waived and expenses reimbursed (See Note 3)	(13,958)	(16,368)	(26,597)
Shareholder servicing reimbursed–Class I (See Note 3)	–	(108,856)	–
Net expenses	6,267,630	4,200,963	1,165,540
Net investment income	6,729,289	15,101,964	4,875,624
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(97,060,752)	(77,985,430)	(14,390,329)
Net realized gain (loss) on futures contracts	–	(28,913,676)	(4,115,733)
Net realized gain (loss) on forward foreign currency exchange contracts	1,571,541	4,485,989	18,626
Net realized gain (loss) on swap contracts	–	1,807,953	622,128
Net realized gain (loss) on foreign currency related transactions	150,985	24,051	28,674
Net change in unrealized appreciation/depreciation on investments	(172,405,415)	(91,280,158)	(25,387,467)
Net change in unrealized appreciation/depreciation on futures contracts	–	(5,838,748)	(753,098)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	(2,224,761)	(800,104)	(117,190)

370	See Notes to Financial Statements.

Corporate Bond Fund	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$–	$2,882,645	$505,332	$–	$–
–	–	75,411	–	–

118,201	173,720,241	194,023,052	52,460,467	44,021,590
–	1,043	–	1,213	861
118,201	176,603,929	194,603,795	52,461,680	44,022,451

16,179	18,287,480	17,264,478	5,685,632	5,795,136
1,865	2,097,507	1,000,097	1,181,447	631,073
1,992	2,107,003	959,824	291,175	505,026
1,156	1,454,510	957,776	196,058	824,016
–	–	79	–	–
80	3,066	17,187	3,866	169
164	153,032	279,926	139,258	959
33	3,620	111,196	5,380	2,407
3,646	2,430,820	2,906,360	958,872	1,305,673
1,618	1,603,392	1,321,323	599,647	799,383
70,619	336,953	124,678	143,378	354,208
1,319	70,058	112,713	96,507	45,371
28,899	66,429	60,448	48,232	50,176
234	77,529	75,029	32,683	37,471
3,086	18,561	86,190	21,551	21,703
–	–	16,510	–	–
5,154	171,270	142,581	57,485	79,213
136,044	28,881,230	25,436,395	9,461,171	10,451,984
–	(6,034)	(3,536)	(1,483)	(2,669)
(111,976)	(18,561)	(86,190)	(21,551)	(21,703)
–	–	–	–	–
24,068	28,856,635	25,346,669	9,438,137	10,427,612
94,133	147,747,294	169,257,126	43,023,543	33,594,839

(138,399)	(72,069,871)	(136,724,212)	(64,091,525)	(25,203,980)
(129,440)	26,681,414	(565,413)	(38,588,669)	(38,189,843)

–	9,986,775	18,171,587	1,972,868	–
(201)	(6,944,958)	8,480,444	2,012,909	4,125,173

–	1,082,788	(1,421,833)	(104,309)	–

(846,400)	(296,272,147)	(566,026,414)	(269,053,690)	(119,852,986)

(17,093)	2,815,105	6,459,757	(8,452,030)	(1,999,071)

–	(1,541,828)	(6,559,451)	(1,753,357)	–

See Notes to Financial Statements.	371

Statements of Operations (unaudited)(continued)

For the Six Months Ended May 31, 2022

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Net realized and unrealized gain (loss):
Net change in unrealized appreciation/depreciation on swap contracts	$–	$(1,138,727)	$(242,528)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	17,375	–	20,703
Net change in unrealized appreciation/depreciation on unfunded commitments	–	–	(4,132)
Net realized and unrealized gain (loss)	(269,951,027)	(199,638,850)	(44,320,346)
Net Decrease in Net Assets Resulting From Operations	$(263,221,738)	$(184,536,886)	$(39,444,722)

372	See Notes to Financial Statements.

Corporate Bond Fund	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$–	$(9,061,529)	$(16,112,821)	$(1,984,378)	$139,825,016

–	(520,916)	359,862	8,591	–

–	(855,873)	18,243	(23,269)	(5,436)
(1,131,533)	(346,701,040)	(693,920,251)	(380,056,859)	(41,301,127)
$(1,037,400)	$(198,953,746)	$(524,663,125)	$(337,033,316)	$(7,706,288)

See Notes to Financial Statements.	373

Statements of Operations (unaudited)(concluded)

For the Six Months Ended May 31, 2022

	Short Duration Core Bond Fund	Short Duration Income Fund
Investment income:
Interest and other (net of foreign withholding taxes of $0, $0, $0 and $0, respectively)	$1,935,390	$661,648,381
Interest earned from Interfund Lending (See Note 11)	–	1,994
Total investment income	1,935,390	661,650,375
Expenses:
Management fee	358,680	75,899,145
12b-1 distribution plan–Class A	41,994	12,355,611
12b-1 distribution plan–Class A1	–	–
12b-1 distribution plan–Class C	16,872	12,854,163
12b-1 distribution plan–Class F	45,960	10,793,705
12b-1 distribution plan–Class P	–	–
12b-1 distribution plan–Class R2	–	27,880
12b-1 distribution plan–Class R3	237	994,046
12b-1 distribution plan–Class R4	15	210,140
Registration	96,449	1,132,309
Shareholder servicing	91,526	21,006,791
Fund administration	47,824	12,024,192
Professional	29,365	214,864
Reports to shareholders	4,834	794,978
Custody	4,665	283,579
Trustees’ fees	2,238	665,229
Other	16,002	385,563
Gross expenses	756,661	149,642,195
Expense reductions (See Note 9)	(187)	(40,836)
Fees waived and expenses reimbursed (See Note 3)	(173,823)	(283,579)
Shareholder servicing reimbursed–Class I (See Note 3)	–	–
Net expenses	582,651	149,317,780
Net investment income	1,352,739	512,332,595
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(2,680,820)	(249,995,470)
Net realized gain (loss) on futures contracts	(1,226,632)	(429,949,599)
Net realized gain (loss) on forward foreign currency exchange contracts	–	321,756
Net realized gain (loss) on swap contracts	3,759	4,198,902
Net realized gain (loss) on foreign currency related transactions	–	72,283
Net change in unrealized appreciation/depreciation on investments	(5,053,911)	(1,745,635,917)
Net change in unrealized appreciation/depreciation on futures contracts	(15,672)	(32,153,707)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	–	3,246,783
Net change in unrealized appreciation/depreciation on swap contracts	5,538	(1,052,734)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	–	1,561
Net change in unrealized appreciation/depreciation on unfunded commitments	–	(27,098)
Net realized and unrealized gain (loss)	(8,967,738)	(2,450,973,240)
Net Decrease in Net Assets Resulting From Operations	$(7,614,999)	$(1,938,640,645)

374	See Notes to Financial Statements.

Total Return Fund	Ultra Short Bond Fund

$51,051,719	$79,067,258
256	1,624
51,051,975	79,068,882

5,265,706	13,614,781
1,197,505	6,689,324
–	12,206
216,302	–
419,434	2,113,962
1,477	–
4,652	–
87,800	–
48,601	–
117,336	686,543
1,540,858	4,598,272
752,542	3,203,478
41,285	76,745
107,666	162,244
36,269	109,327
42,307	182,153
64,005	231,905
9,943,745	31,680,940
(2,036)	(11,236)
(36,269)	(109,327)
(91,517)	–
9,813,923	31,560,377
41,238,052	47,508,505

(122,484,127)	(17,677,515)
(65,283,494)	2,016,544
632,870	–
4,884,519	–
281,249	–
(207,704,630)	(199,481,545)
(15,082,919)	3,224,099

(1,651,923)	–
(691,605)	–

203,933	–
(40,649)	–
(406,936,776)	(211,918,417)
$(365,698,724)	$(164,409,912)

See Notes to Financial Statements.	375

Statements of Changes in Net Assets

	Convertible Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2022 (unaudited)	For the Year Ended November 30, 2021
Operations:
Net investment income	$6,729,289	$8,983,163
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	(95,338,226)	315,176,828
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(174,612,801)	(215,965,586)
Net increase (decrease) in net assets resulting from operations	(263,221,738)	108,194,405
Distributions to shareholders:
Class A	(54,710,445)	(44,474,798)
Class C	(11,794,798)	(9,636,964)
Class F	(118,061,632)	(98,696,767)
Class F3	(5,410,592)	(3,794,157)
Class I	(38,179,535)	(44,532,989)
Class P	(6,542)	(10,698)
Class R2	(13,782)	(6,653)
Class R3	(5,536,693)	(3,781,842)
Class R4	(140,798)	(62,354)
Class R5	(293,838)	(208,290)
Class R6	(3,360,172)	(938,396)
Total distributions to shareholders	(237,508,827)	(206,143,908)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	563,643,836	1,148,419,471
Reinvestment of distributions	213,562,286	184,921,377
Cost of shares reacquired	(811,863,267)	(1,004,464,628)
Net increase (decrease) in net assets resulting from capital share transactions	(34,657,145)	328,876,220
Net increase (decrease) in net assets	(535,387,710)	230,926,717
NET ASSETS:
Beginning of period	$1,608,208,857	$1,377,282,140
End of period	$1,072,821,147	$1,608,208,857

376	See Notes to Financial Statements.

Core Fixed Income Fund		Core Plus Bond Fund
For the Six Months Ended May 31, 2022 (unaudited)	For the Year Ended November 30, 2021	For the Six Months Ended May 31, 2022 (unaudited)	For the Year Ended November 30, 2021

$15,101,964	$23,118,710	$4,875,624	$6,746,215

(100,581,113)	5,784,521	(17,836,634)	285,179

(99,057,737)	(33,905,711)	(26,483,712)	(4,274,267)

(184,536,886)	(5,002,480)	(39,444,722)	2,757,127

(8,107,145)	(30,146,588)	(1,121,426)	(2,476,213)
(276,123)	(1,823,741)	(55,871)	(181,477)
(4,068,326)	(16,536,554)	(3,677,380)	(7,213,736)
(6,284,183)	(19,418,211)	(580,002)	(637,706)
(8,028,146)	(23,340,610)	(522,299)	(1,096,104)
–	–	–	–
(6,958)	(19,609)	–	–
(100,571)	(466,113)	(2,039)	(4,961)
(129,318)	(465,934)	(5,247)	(11,229)
(20,515)	(52,146)	(176)	(456)
(482,598)	(1,574,971)	(28,136)	(40,649)
(27,503,883)	(93,844,477)	(5,992,576)	(11,662,531)

240,511,500	566,871,625	248,167,973	289,650,946
27,231,705	93,164,727	5,937,709	11,626,541
(343,658,613)	(562,456,825)	(184,964,171)	(176,565,796)

(75,915,408)	97,579,527	69,141,511	124,711,691
(287,956,177)	(1,267,430)	23,704,213	115,806,287

$2,047,749,294	$2,049,016,724	$406,111,973	$290,305,686
$1,759,793,117	$2,047,749,294	$429,816,186	$406,111,973

See Notes to Financial Statements.	377

Statements of Changes in Net Assets (continued)

	Corporate Bond Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2022 (unaudited)	For the Year Ended November 30, 2021
Operations:
Net investment income	$94,133	$247,433
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	(268,040)	248,570
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(863,493)	(387,882)
Net increase (decrease) in net assets resulting from operations	(1,037,400)	108,121
Distributions to shareholders:
Class A	(72,850)	(118,710)
Class C	(15,057)	(30,828)
Class F	(92,430)	(195,506)
Class F3	(56,510)	(87,404)
Class I	(4,333)	(6,770)
Class P	–	–
Class R2	(866)	(1,243)
Class R3	(2,141)	(2,650)
Class R4	(920)	(1,357)
Class R5	(965)	(1,443)
Class R6	(57,632)	(88,815)
Total distributions to shareholders	(303,704)	(534,726)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	525,235	3,286,355
Reinvestment of distributions	185,218	279,857
Cost of shares reacquired	(4,473,378)	(2,432,483)
Net increase (decrease) in net assets resulting from capital share transactions	(3,762,925)	1,133,729
Net increase (decrease) in net assets	(5,104,029)	707,124
NET ASSETS:
Beginning of period	$11,630,437	$10,923,313
End of period	$6,526,408	$11,630,437

378	See Notes to Financial Statements.

Floating Rate Fund		High Yield Fund
For the Six Months Ended May 31, 2022 (unaudited)	For the Year Ended November 30, 2021	For the Six Months Ended May 31, 2022 (unaudited)	For the Year Ended November 30, 2021

$147,747,294	$242,081,655	$169,257,126	$376,268,770

(41,263,852)	24,176,252	(112,059,427)	445,833,782

(305,437,188)	86,015,760	(581,860,824)	(282,623,503)

(198,953,746)	352,273,667	(524,663,125)	539,479,049

(37,692,363)	(71,663,534)	(27,788,952)	(55,737,636)
(7,548,128)	(17,977,968)	(5,791,592)	(11,440,283)
(53,240,004)	(100,311,162)	(54,151,892)	(107,702,794)
(3,593,481)	(4,533,210)	(19,758,150)	(67,467,481)
(41,569,288)	(39,381,013)	(48,403,076)	(90,563,940)
–	–	(929)	(2,110)
(16,324)	(33,778)	(148,090)	(271,454)
(1,019,712)	(1,669,244)	(2,943,830)	(5,084,508)
(51,301)	(103,869)	(2,453,380)	(4,921,338)
(49,976)	(140,747)	(7,284,187)	(12,626,828)
(1,693,678)	(4,430,656)	(18,761,777)	(34,216,604)
(146,474,255)	(240,245,181)	(187,485,855)	(390,034,976)

6,185,094,788	3,152,226,991	1,306,781,945	2,223,607,627
125,360,540	202,485,760	175,669,648	363,727,584
(4,534,491,995)	(2,322,466,657)	(2,450,125,923)	(3,770,958,816)

1,775,963,333	1,032,246,094	(967,674,330)	(1,183,623,605)
1,430,535,332	1,144,274,580	(1,679,823,310)	(1,034,179,532)

$6,906,118,852	$5,761,844,272	$7,268,326,227	$8,302,505,759
$8,336,654,184	$6,906,118,852	$5,588,502,917	$7,268,326,227

See Notes to Financial Statements.	379

Statements of Changes in Net Assets (continued)

	Income Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2022 (unaudited)	For the Year Ended November 30, 2021
Operations:
Net investment income	$43,023,543	$78,677,188
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	(98,798,726)	84,960,230
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(281,258,133)	(92,869,727)
Net increase (decrease) in net assets resulting from operations	(337,033,316)	70,767,691
Distributions to shareholders:
Class A	(39,931,840)	(37,966,179)
Class C	(2,236,673)	(2,229,886)
Class F	(15,627,459)	(17,756,247)
Class F3	(33,796,639)	(27,165,271)
Class I	(6,568,954)	(4,553,494)
Class R2	(40,687)	(37,083)
Class R3	(1,742,354)	(1,496,610)
Class R4	(141,459)	(182,213)
Class R5	(205,551)	(205,062)
Class R6	(2,004,259)	(1,942,082)
Total distributions to shareholders	(102,295,875)	(93,534,127)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	713,904,569	903,627,448
Reinvestment of distributions	96,295,057	87,005,996
Cost of shares reacquired	(808,953,509)	(704,310,353)
Net increase in net assets resulting from capital share transactions	1,246,117	286,323,091
Net increase (decrease) in net assets	(438,083,074)	263,556,655
NET ASSETS:
Beginning of period	$3,177,321,683	$2,913,765,028
End of period	$2,739,238,609	$3,177,321,683

380	See Notes to Financial Statements.

Inflation Focused Fund		Short Duration Core Bond Fund
For the Six Months Ended May 31, 2022 (unaudited)	For the Year Ended November 30, 2021	For the Six Months Ended May 31, 2022 (unaudited)	For the Year Ended November 30, 2021

$33,594,839	$21,985,020	$1,352,739	$1,300,243

(59,268,650)	(73,123,732)	(3,903,693)	528,879

17,967,523	205,910,099	(5,064,045)	(1,169,386)

(7,706,288)	154,771,387	(7,614,999)	659,736

(8,454,076)	(6,605,755)	(432,973)	(783,111)
(1,053,373)	(695,768)	(27,245)	(44,830)
(22,564,617)	(19,635,542)	(998,008)	(1,804,755)
(4,951,118)	(1,880,994)	(14,592)	(9,140)
(18,553,088)	(15,218,619)	(1,147,045)	(303,164)
(698)	(822)	–	–
(4,556)	(6,861)	(946)	(753)
(25,075)	(47,470)	(121)	(203)
(4,438)	(5,436)	(135)	(232)
(226,054)	(446,150)	(10,694)	(17,880)
(55,837,093)	(44,543,417)	(2,631,759)	(2,964,068)

2,460,967,127	3,375,804,253	174,189,533	168,095,317
54,707,325	42,764,809	2,522,237	2,830,620
(2,144,882,520)	(435,077,649)	(131,994,704)	(109,774,576)

370,791,932	2,983,491,413	44,717,066	61,151,361
307,248,551	3,093,719,383	34,470,308	58,847,029

$3,734,018,937	$640,299,554	$183,602,035	$124,755,006
$4,041,267,488	$3,734,018,937	$218,072,343	$183,602,035

See Notes to Financial Statements.	381

Statements of Changes in Net Assets (concluded)

	Short Duration Income Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2022 (unaudited)	For the Year Ended November 30, 2021
Operations:
Net investment income	$512,332,595	$962,939,459
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	(675,352,128)	311,587,368
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(1,775,621,112)	(395,051,709)
Net increase (decrease) in net assets resulting from operations	(1,938,640,645)	879,475,118
Distributions to shareholders:
Class A	(153,482,324)	(309,607,372)
Class A1	–	–
Class C	(28,061,947)	(62,982,386)
Class F	(274,614,356)	(617,730,413)
Class F3	(76,306,539)	(125,501,106)
Class I	(219,716,772)	(279,943,499)
Class P	–	–
Class R2	(97,084)	(227,822)
Class R3	(4,359,439)	(8,276,628)
Class R4	(1,956,789)	(3,848,330)
Class R5	(794,933)	(1,715,632)
Class R6	(14,348,395)	(25,537,393)
Total distributions to shareholders	(773,738,578)	(1,435,370,581)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	25,020,661,931	26,643,406,283
Reinvestment of distributions	668,012,199	1,242,281,987
Cost of shares reacquired	(28,860,612,264)	(20,390,255,915)
Net increase (decrease) in net assets resulting from capital share transactions	(3,171,938,134)	7,495,432,355
Net increase (decrease) in net assets	(5,884,317,357)	6,939,536,892
NET ASSETS:
Beginning of period	$62,855,144,954	$55,915,608,062
End of period	$56,970,827,597	$62,855,144,954

382	See Notes to Financial Statements.

Total Return Fund		Ultra Short Bond Fund
For the Six Months Ended May 31, 2022 (unaudited)	For the Year Ended November 30, 2021	For the Six Months Ended May 31, 2022 (unaudited)	For the Year Ended November 30, 2021

$41,238,052	$79,344,112	$47,508,505	$70,895,432

(181,968,983)	15,017,741	(15,660,971)	5,962,848

(224,967,793)	(61,530,723)	(196,257,446)	(71,863,307)

(365,698,724)	32,831,130	(164,409,912)	4,994,973

(22,304,400)	(57,216,980)	(28,911,544)	(40,628,679)
–	–	(26,440)	(42,663)
(834,619)	(2,760,963)	–	–
(16,511,289)	(43,026,580)	(14,738,816)	(25,148,239)
(16,696,213)	(35,456,865)	(3,624,272)	(3,563,432)
(8,824,002)	(17,833,713)	(8,277,513)	(6,438,730)
(11,377)	(25,673)	–	–
(26,301)	(87,984)	–	–
(604,124)	(2,707,274)	–	–
(720,276)	(2,208,768)	–	–
(1,483,488)	(4,197,222)	(1,307)	(3,612)
(4,655,067)	(12,413,150)	(342,204)	(429,817)
(72,671,156)	(177,935,172)	(55,922,096)	(76,255,172)

484,226,159	989,612,784	6,319,098,490	11,462,190,489
68,343,173	164,741,222	52,084,035	71,411,372
(909,368,363)	(1,114,907,634)	(9,483,885,603)	(15,726,627,092)

(356,799,031)	39,446,372	(3,112,703,078)	(4,193,025,231)
(795,168,911)	(105,657,670)	(3,333,035,086)	(4,264,285,430)

$4,150,859,024	$4,256,516,694	$17,293,254,028	$21,557,539,458
$3,355,690,113	$4,150,859,024	$13,960,218,942	$17,293,254,028

See Notes to Financial Statements.	383

Financial Highlights (unaudited)

CONVERTIBLE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2022(c)	$19.24	$0.08	$(3.29)	$(3.21)	$(0.21)	$(2.72)	$(2.93)
11/30/2021	20.52	0.09	1.68	1.77	(0.19)	(2.86)	(3.05)
11/30/2020	14.15	0.14	7.40	7.54	(0.21)	(0.96)	(1.17)
11/30/2019	13.16	0.21	1.70	1.91	(0.53)	(0.39)	(0.92)
11/30/2018	13.31	0.16	(0.03)	0.13	(0.28)	–	(0.28)
11/30/2017	11.65	0.20	1.83	2.03	(0.37)	–	(0.37)
Class C
5/31/2022(c)	19.04	0.03	(3.26)	(3.23)	(0.15)	(2.72)	(2.87)
11/30/2021	20.37	(0.04)	1.66	1.62	(0.09)	(2.86)	(2.95)
11/30/2020	14.05	0.03	7.36	7.39	(0.11)	(0.96)	(1.07)
11/30/2019	13.08	0.12	1.69	1.81	(0.45)	(0.39)	(0.84)
11/30/2018	13.23	0.07	(0.03)	0.04	(0.19)	–	(0.19)
11/30/2017	11.57	0.13	1.83	1.96	(0.30)	–	(0.30)
Class F
5/31/2022(c)	19.25	0.08	(3.30)	(3.22)	(0.21)	(2.72)	(2.93)
11/30/2021	20.52	0.11	1.68	1.79	(0.20)	(2.86)	(3.06)
11/30/2020	14.15	0.16	7.39	7.55	(0.22)	(0.96)	(1.18)
11/30/2019	13.17	0.22	1.69	1.91	(0.54)	(0.39)	(0.93)
11/30/2018	13.32	0.18	(0.04)	0.14	(0.29)	–	(0.29)
11/30/2017	11.65	0.22	1.84	2.06	(0.39)	–	(0.39)
Class F3
5/31/2022(c)	19.44	0.10	(3.34)	(3.24)	(0.22)	(2.72)	(2.94)
11/30/2021	20.68	0.15	1.69	1.84	(0.22)	(2.86)	(3.08)
11/30/2020	14.24	0.18	7.46	7.64	(0.24)	(0.96)	(1.20)
11/30/2019	13.25	0.24	1.70	1.94	(0.56)	(0.39)	(0.95)
11/30/2018	13.39	0.20	(0.04)	0.16	(0.30)	–	(0.30)
4/4/2017 to 11/30/2017(f)	17.35	0.16	(4.01)	(3.85)	(0.11)	–	(0.11)
Class I
5/31/2022(c)	19.39	0.10	(3.33)	(3.23)	(0.22)	(2.72)	(2.94)
11/30/2021	20.66	0.13	1.68	1.81	(0.22)	(2.86)	(3.08)
11/30/2020	14.23	0.17	7.46	7.63	(0.24)	(0.96)	(1.20)
11/30/2019	13.24	0.24	1.70	1.94	(0.56)	(0.39)	(0.95)
11/30/2018	13.39	0.19	(0.04)	0.15	(0.30)	–	(0.30)
11/30/2017	11.71	0.23	1.85	2.08	(0.40)	–	(0.40)
Class P
5/31/2022(c)	19.65	0.06	(3.37)	(3.31)	(0.19)	(2.72)	(2.91)
11/30/2021	20.88	0.05	1.70	1.75	(0.12)	(2.86)	(2.98)
11/30/2020	14.37	0.09	7.55	7.64	(0.17)	(0.96)	(1.13)
11/30/2019	13.36	0.18	1.72	1.90	(0.50)	(0.39)	(0.89)
11/30/2018	13.51	0.13	(0.04)	0.09	(0.24)	–	(0.24)
11/30/2017	11.81	0.18	1.86	2.04	(0.34)	–	(0.34)

384	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$13.10	(19.25	)(d)	1.08	(e)	1.08	(e)	1.05	(e)	$247,307	74	(d)
19.24	8.83		1.03		1.03		0.47		365,551	154
20.52	57.67		1.06		1.06		0.86		290,469	138
14.15	15.80		1.06		1.06		1.59		143,294	161
13.16	0.94		1.04		1.04		1.21		133,181	213
13.31	17.86		1.03		1.04		1.63		116,819	224

12.94	(19.53	)(d)	1.76	(e)	1.76	(e)	0.37	(e)	49,592	74	(d)
19.04	8.08		1.70		1.70		(0.19)		79,104	154
20.37	56.72		1.70		1.70		0.21		64,570	138
14.05	15.00		1.70		1.70		0.94		41,278	161
13.08	0.27		1.69		1.69		0.56		38,615	213
13.23	17.25		1.65		1.66		1.06		42,574	224

13.10	(19.26	)(d)	0.97	(e)	0.97	(e)	1.12	(e)	255,526	74	(d)
19.25	8.98		0.93		0.93		0.59		804,859	154
20.52	57.83		0.96		0.96		0.96		625,813	138
14.15	15.92		0.96		0.96		1.69		173,878	161
13.17	0.95		0.94		0.94		1.32		201,325	213
13.32	18.06		0.93		0.93		1.71		148,917	224

13.26	(19.12	)(d)	0.78	(e)	0.78	(e)	1.35	(e)	22,648	74	(d)
19.44	9.18		0.75		0.75		0.77		37,889	154
20.68	58.11		0.80		0.80		1.12		23,424	138
14.24	16.02		0.83		0.83		1.81		8,030	161
13.25	1.12		0.81		0.81		1.47		6,635	213
13.39	10.06	(d)	0.81	(e)	0.82	(e)	1.84	(e)	3,884	224

13.22	(19.19	)(d)	0.89	(e)	0.89	(e)	1.31	(e)	454,508	74	(d)
19.39	9.02		0.82		0.82		0.68		259,180	154
20.66	58.08		0.86		0.86		1.05		340,178	138
14.23	15.94		0.86		0.86		1.82		307,308	161
13.24	1.12		0.84		0.84		1.40		469,350	213
13.39	18.16		0.83		0.84		1.84		553,681	224

13.43	(19.35	)(d)	1.33	(e)	1.33	(e)	0.80	(e)	35	74	(d)
19.65	8.57		1.27		1.27		0.23		43	154
20.88	57.33		1.31		1.31		0.60		74	138
14.37	15.43		1.31		1.31		1.33		70	161
13.36	0.68		1.29		1.29		0.96		59	213
13.51	17.66		1.27		1.28		1.43		56	224

See Notes to Financial Statements.	385

Financial Highlights (unaudited)(continued)

CONVERTIBLE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2022(c)	$ 19.63	$ 0.05	$ (3.37)	$ (3.32)	$ (0.18)	$ (2.72)	$ (2.90)
11/30/2021	20.88	0.02	1.71	1.73	(0.12)	(2.86)	(2.98)
11/30/2020	14.37	0.07	7.54	7.61	(0.14)	(0.96)	(1.10)
11/30/2019	13.35	0.17	1.71	1.88	(0.47)	(0.39)	(0.86)
11/30/2018	13.49	0.11	(0.03)	0.08	(0.22)	–	(0.22)
11/30/2017	11.79	0.17	1.85	2.02	(0.32)	–	(0.32)
Class R3
5/31/2022(c)	19.12	0.06	(3.28)	(3.22)	(0.18)	(2.72)	(2.90)
11/30/2021	20.41	0.04	1.66	1.70	(0.13)	(2.86)	(2.99)
11/30/2020	14.08	0.09	7.37	7.46	(0.17)	(0.96)	(1.13)
11/30/2019	13.11	0.17	1.68	1.85	(0.49)	(0.39)	(0.88)
11/30/2018	13.26	0.13	(0.04)	0.09	(0.24)	–	(0.24)
11/30/2017	11.60	0.17	1.83	2.00	(0.34)	–	(0.34)
Class R4
5/31/2022(c)	19.24	0.07	(3.29)	(3.22)	(0.21)	(2.72)	(2.93)
11/30/2021	20.52	0.09	1.67	1.76	(0.18)	(2.86)	(3.04)
11/30/2020	14.14	0.14	7.40	7.54	(0.20)	(0.96)	(1.16)
11/30/2019	13.16	0.20	1.70	1.90	(0.53)	(0.39)	(0.92)
11/30/2018	13.31	0.16	(0.04)	0.12	(0.27)	–	(0.27)
11/30/2017	11.64	0.20	1.84	2.04	(0.37)	–	(0.37)
Class R5
5/31/2022(c)	19.39	0.09	(3.32)	(3.23)	(0.22)	(2.72)	(2.94)
11/30/2021	20.65	0.14	1.68	1.82	(0.22)	(2.86)	(3.08)
11/30/2020	14.23	0.17	7.45	7.62	(0.24)	(0.96)	(1.20)
11/30/2019	13.24	0.23	1.71	1.94	(0.56)	(0.39)	(0.95)
11/30/2018	13.38	0.19	(0.03)	0.16	(0.30)	–	(0.30)
11/30/2017	11.70	0.21	1.87	2.08	(0.40)	–	(0.40)
Class R6
5/31/2022(c)	19.44	0.10	(3.33)	(3.23)	(0.22)	(2.72)	(2.94)
11/30/2021	20.69	0.15	1.68	1.83	(0.22)	(2.86)	(3.08)
11/30/2020	14.25	0.17	7.47	7.64	(0.24)	(0.96)	(1.20)
11/30/2019	13.25	0.24	1.71	1.95	(0.56)	(0.39)	(0.95)
11/30/2018	13.39	0.19	(0.03)	0.16	(0.30)	–	(0.30)
11/30/2017	11.71	0.23	1.85	2.08	(0.40)	–	(0.40)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.

386	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$13.41	(19.44	)(d)	1.48	(e)	1.48	(e)	0.66	(e)	$76	74	(d)
19.63	8.43		1.42		1.42		0.10		94	154
20.88	57.05		1.46		1.46		0.45		46	138
14.37	15.27		1.45		1.45		1.23		56	161
13.35	0.57		1.44		1.44		0.79		70	213
13.49	17.49		1.43		1.44		1.32		119	224

13.00	(19.39	)(d)	1.38	(e)	1.38	(e)	0.76	(e)	23,435	74	(d)
19.12	8.52		1.33		1.33		0.19		36,483	154
20.41	57.25		1.36		1.36		0.56		25,311	138
14.08	15.37		1.36		1.36		1.28		10,420	161
13.11	0.65		1.34		1.34		0.94		8,548	213
13.26	17.61		1.32		1.32		1.34		5,577	224

13.09	(19.32	)(d)	1.13	(e)	1.13	(e)	1.01	(e)	708	74	(d)
19.24	8.80		1.08		1.08		0.44		919	154
20.52	57.67		1.13		1.13		0.86		418	138
14.14	15.68		1.11		1.11		1.53		88	161
13.16	0.88		1.09		1.09		1.17		64	213
13.31	17.90		1.08		1.08		1.61		59	224

13.22	(19.18	)(d)	0.88	(e)	0.88	(e)	1.26	(e)	1,524	74	(d)
19.39	9.08		0.83		0.83		0.69		1,905	154
20.65	58.01		0.86		0.86		1.05		1,314	138
14.23	16.03		0.86		0.87		1.70		843	161
13.24	1.10		0.83		0.83		1.43		150	213
13.38	18.18		0.83		0.83		1.63		139	224

13.27	(19.12	)(d)	0.78	(e)	0.78	(e)	1.36	(e)	17,464	74	(d)
19.44	9.12		0.75		0.75		0.79		22,182	154
20.69	58.08		0.80		0.80		1.11		5,665	138
14.25	16.01		0.83		0.83		1.77		5,198	161
13.25	1.20		0.81		0.81		1.39		4,558	213
13.39	18.16		0.81		0.81		1.77		2,573	224

See Notes to Financial Statements.	387

Financial Highlights (unaudited)(continued)

CORE FIXED INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2022(c)	$ 11.14	$ 0.08	$ (1.11)	$ (1.03)	$ (0.10)	$ (0.04)	$ (0.14)
11/30/2021	11.69	0.11	(0.15)	(0.04)	(0.14)	(0.37)	(0.51)
11/30/2020	11.10	0.19	0.62	0.81	(0.22)	–	(0.22)
11/30/2019	10.38	0.25	0.76	1.01	(0.29)	–	(0.29)
11/30/2018	10.87	0.25	(0.43)	(0.18)	(0.31)	–	(0.31)
11/30/2017	10.80	0.18	0.14	0.32	(0.25)	–	(0.25)
Class C
5/31/2022(c)	11.08	0.04	(1.09)	(1.05)	(0.07)	(0.04)	(0.11)
11/30/2021	11.63	0.04	(0.15)	(0.11)	(0.07)	(0.37)	(0.44)
11/30/2020	11.05	0.12	0.61	0.73	(0.15)	–	(0.15)
11/30/2019	10.34	0.18	0.75	0.93	(0.22)	–	(0.22)
11/30/2018	10.82	0.18	(0.41)	(0.23)	(0.25)	–	(0.25)
11/30/2017	10.75	0.12	0.13	0.25	(0.18)	–	(0.18)
Class F
5/31/2022(c)	11.13	0.08	(1.09)	(1.01)	(0.11)	(0.04)	(0.15)
11/30/2021	11.68	0.12	(0.15)	(0.03)	(0.15)	(0.37)	(0.52)
11/30/2020	11.10	0.19	0.62	0.81	(0.23)	–	(0.23)
11/30/2019	10.38	0.26	0.76	1.02	(0.30)	–	(0.30)
11/30/2018	10.87	0.26	(0.43)	(0.17)	(0.32)	–	(0.32)
11/30/2017	10.80	0.19	0.14	0.33	(0.26)	–	(0.26)
Class F3
5/31/2022(c)	11.13	0.09	(1.09)	(1.00)	(0.12)	(0.04)	(0.16)
11/30/2021	11.69	0.14	(0.16)	(0.02)	(0.17)	(0.37)	(0.54)
11/30/2020	11.10	0.22	0.62	0.84	(0.25)	–	(0.25)
11/30/2019	10.38	0.28	0.76	1.04	(0.32)	–	(0.32)
11/30/2018	10.87	0.28	(0.43)	(0.15)	(0.34)	–	(0.34)
4/4/2017 to 11/30/2017(f)	10.84	0.15	0.06	0.21	(0.18)	–	(0.18)
Class I
5/31/2022(c)	11.13	0.09	(1.10)	(1.01)	(0.12)	(0.04)	(0.16)
11/30/2021	11.68	0.14	(0.15)	(0.01)	(0.17)	(0.37)	(0.54)
11/30/2020	11.10	0.21	0.62	0.83	(0.25)	–	(0.25)
11/30/2019	10.38	0.27	0.76	1.03	(0.31)	–	(0.31)
11/30/2018	10.86	0.28	(0.42)	(0.14)	(0.34)	–	(0.34)
11/30/2017	10.80	0.21	0.12	0.33	(0.27)	–	(0.27)
Class R2
5/31/2022(c)	11.14	0.05	(1.10)	(1.05)	(0.08)	(0.04)	(0.12)
11/30/2021	11.69	0.07	(0.15)	(0.08)	(0.10)	(0.37)	(0.47)
11/30/2020	11.10	0.14	0.63	0.77	(0.18)	–	(0.18)
11/30/2019	10.38	0.21	0.75	0.96	(0.24)	–	(0.24)
11/30/2018	10.87	0.21	(0.43)	(0.22)	(0.27)	–	(0.27)
11/30/2017	10.80	0.14	0.13	0.27	(0.20)	–	(0.20)

388	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.97	(9.28	)(d)	0.58	(e)	0.58	(e)	1.44	(e)	$527,590	232	(d)
11.14	(0.30)		0.58		0.58		1.01		646,894	492
11.69	7.40		0.60		0.60		1.63		677,401	589
11.10	9.79		0.64		0.64		2.30		492,702	836
10.38	(1.64)		0.62		0.69		2.36		405,998	615
10.87	2.96		0.66		0.86		1.70		460,291	466

9.92	(9.53	)(d)	1.21	(e)	1.21	(e)	0.81	(e)	21,939	232	(d)
11.08	(0.96)		1.22		1.22		0.38		29,523	492
11.63	6.66		1.22		1.22		1.01		49,939	589
11.05	9.05		1.25		1.25		1.70		42,376	836
10.34	(2.18)		1.25		1.32		1.72		41,820	615
10.82	2.33		1.28		1.48		1.07		66,387	466

9.97	(9.15	)(d)	0.48	(e)	0.48	(e)	1.52	(e)	211,102	232	(d)
11.13	(0.21)		0.48		0.48		1.11		342,050	492
11.68	7.41		0.49		0.49		1.70		371,706	589
11.10	9.89		0.54		0.54		2.37		214,720	836
10.38	(1.54)		0.52		0.60		2.43		128,716	615
10.87	3.07		0.55		0.75		1.78		196,037	466

9.97	(9.07	)(d)	0.30	(e)	0.30	(e)	1.73	(e)	387,012	232	(d)
11.13	(0.12)		0.30		0.30		1.28		442,421	492
11.69	7.69		0.32		0.32		1.90		399,915	589
11.10	10.09		0.35		0.35		2.58		307,972	836
10.38	(1.38)		0.34		0.41		2.63		237,638	615
10.87	1.99	(d)	0.35	(e)	0.55	(e)	2.14	(e)	300,983	466

9.96	(9.18	)(d)	0.34	(e)	0.38	(e)	1.70	(e)	559,289	232	(d)
11.13	(0.07)		0.34		0.38		1.25		534,313	492
11.68	7.56		0.35		0.39		1.87		493,395	589
11.10	10.04		0.40		0.44		2.50		364,812	836
10.38	(1.33)		0.39		0.48		2.60		194,836	615
10.86	3.07		0.46		0.66		1.90		190,063	466

9.97	(9.46	)(d)	0.98	(e)	0.98	(e)	0.97	(e)	372	232	(d)
11.14	(0.70)		0.98		0.98		0.60		850	492
11.69	6.97		1.00		1.00		1.26		445	589
11.10	9.35		1.04		1.04		1.93		532	836
10.38	(2.03)		1.02		1.10		1.95		632	615
10.87	2.56		1.06		1.26		1.28		951	466

See Notes to Financial Statements.	389

Financial Highlights (unaudited)(continued)

CORE FIXED INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
5/31/2022(c)	$ 11.14	$ 0.06	$ (1.10)	$ (1.04)	$ (0.09)	$ (0.04)	$ (0.13)
11/30/2021	11.69	0.08	(0.15)	(0.07)	(0.11)	(0.37)	(0.48)
11/30/2020	11.10	0.15	0.63	0.78	(0.19)	–	(0.19)
11/30/2019	10.38	0.22	0.75	0.97	(0.25)	–	(0.25)
11/30/2018	10.87	0.22	(0.43)	(0.21)	(0.28)	–	(0.28)
11/30/2017	10.80	0.15	0.14	0.29	(0.22)	–	(0.22)
Class R4
5/31/2022(c)	11.13	0.07	(1.10)	(1.03)	(0.10)	(0.04)	(0.14)
11/30/2021	11.68	0.11	(0.15)	(0.04)	(0.14)	(0.37)	(0.51)
11/30/2020	11.10	0.18	0.62	0.80	(0.22)	–	(0.22)
11/30/2019	10.38	0.24	0.76	1.00	(0.28)	–	(0.28)
11/30/2018	10.87	0.25	(0.43)	(0.18)	(0.31)	–	(0.31)
11/30/2017	10.80	0.18	0.13	0.31	(0.24)	–	(0.24)
Class R5
5/31/2022(c)	11.14	0.09	(1.11)	(1.02)	(0.11)	(0.04)	(0.15)
11/30/2021	11.69	0.13	(0.14)	(0.01)	(0.17)	(0.37)	(0.54)
11/30/2020	11.10	0.21	0.63	0.84	(0.25)	–	(0.25)
11/30/2019	10.38	0.27	0.76	1.03	(0.31)	–	(0.31)
11/30/2018	10.87	0.27	(0.43)	(0.16)	(0.33)	–	(0.33)
11/30/2017	10.80	0.21	0.13	0.34	(0.27)	–	(0.27)
Class R6
5/31/2022(c)	11.13	0.09	(1.10)	(1.01)	(0.12)	(0.04)	(0.16)
11/30/2021	11.68	0.14	(0.15)	(0.01)	(0.17)	(0.37)	(0.54)
11/30/2020	11.10	0.22	0.62	0.84	(0.26)	–	0.26
11/30/2019	10.38	0.28	0.76	1.04	(0.32)	–	(0.32)
11/30/2018	10.86	0.28	(0.42)	(0.14)	(0.34)	–	(0.34)
11/30/2017	10.80	0.22	0.12	0.34	(0.28)	–	(0.28)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.

390	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.97	(9.42	)(d)	0.88	(e)	0.88	(e)	1.12	(e)	$6,630	232	(d)
11.14	(0.60)		0.88		0.88		0.71		9,264	492
11.69	7.08		0.90		0.90		1.35		11,473	589
11.10	9.46		0.94		0.94		2.02		11,736	836
10.38	(1.94)		0.92		0.99		2.05		11,965	615
10.87	2.67		0.94		1.15		1.38		15,555	466

9.96	(9.32	)(d)	0.63	(e)	0.63	(e)	1.39	(e)	8,797	232	(d)
11.13	(0.36)		0.63		0.63		0.96		10,587	492
11.68	7.26		0.65		0.65		1.58		10,750	589
11.10	9.73		0.69		0.69		2.25		7,553	836
10.38	(1.69)		0.67		0.73		2.34		8,196	615
10.87	2.92		0.72		0.92		1.65		6,544	466

9.97	(9.19	)(d)	0.38	(e)	0.38	(e)	1.67	(e)	1,807	232	(d)
11.14	(0.10)		0.38		0.38		1.20		1,443	492
11.69	7.61		0.40		0.40		1.86		1,053	589
11.10	10.01		0.44		0.44		2.50		1,370	836
10.38	(1.44)		0.42		0.48		2.58		811	615
10.87	3.17		0.46		0.66		1.88		802	466

9.96	(9.17	)(d)	0.30	(e)	0.30	(e)	1.77	(e)	35,256	232	(d)
11.13	(0.03)		0.30		0.30		1.29		30,405	492
11.68	7.60		0.32		0.32		1.95		32,940	589
11.10	10.10		0.35		0.35		2.60		42,495	836
10.38	(1.28)		0.34		0.41		2.65		42,302	615
10.86	3.19		0.34		0.54		1.99		41,952	466

See Notes to Financial Statements.	391

Financial Highlights (unaudited)(continued)

CORE PLUS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2022(c)	$ 15.38	$ 0.17	$ (1.62)	$ (1.45)	$ (0.20)	$ (0.01)	$ (0.21)
11/30/2021	15.78	0.33	(0.14)	0.19	(0.42)	(0.17)	(0.59)
11/30/2020	15.39	0.38	0.61	0.99	(0.50)	(0.10)	(0.60)
11/30/2019	14.41	0.42	1.06	1.48	(0.50)	–	(0.50)
11/30/2018	15.14	0.47	(0.64)	(0.17)	(0.56)	–	(0.56)
11/30/2017	15.03	0.40	0.30	0.70	(0.49)	(0.10)	(0.59)
Class C
5/31/2022(c)	15.38	0.12	(1.60)	(1.48)	(0.16)	(0.01)	(0.17)
11/30/2021	15.78	0.23	(0.14)	0.09	(0.32)	(0.17)	(0.49)
11/30/2020	15.39	0.27	0.61	0.88	(0.39)	(0.10)	(0.49)
11/30/2019	14.42	0.31	1.06	1.37	(0.40)	–	(0.40)
11/30/2018	15.15	0.37	(0.64)	(0.27)	(0.46)	–	(0.46)
11/30/2017	15.04	0.30	0.29	0.59	(0.38)	(0.10)	(0.48)
Class F
5/31/2022(c)	15.36	0.18	(1.61)	(1.43)	(0.21)	(0.01)	(0.22)
11/30/2021	15.76	0.34	(0.14)	0.20	(0.43)	(0.17)	(0.60)
11/30/2020	15.38	0.39	0.60	0.99	(0.51)	(0.10)	(0.61)
11/30/2019	14.41	0.41	1.07	1.48	(0.51)	–	(0.51)
11/30/2018	15.14	0.48	(0.64)	(0.16)	(0.57)	–	(0.57)
11/30/2017	15.03	0.42	0.30	0.72	(0.51)	(0.10)	(0.61)
Class F3
5/31/2022(c)	15.37	0.19	(1.61)	(1.42)	(0.22)	(0.01)	(0.23)
11/30/2021	15.77	0.36	(0.13)	0.23	(0.46)	(0.17)	(0.63)
11/30/2020	15.40	0.42	0.59	1.01	(0.54)	(0.10)	(0.64)
11/30/2019	14.42	0.47	1.04	1.51	(0.53)	–	(0.53)
11/30/2018	15.15	0.52	(0.65)	(0.13)	(0.60)	–	(0.60)
4/4/2017 to 11/30/2017(f)	15.08	0.30	0.12	0.42	(0.35)	–	(0.35)
Class I
5/31/2022(c)	15.37	0.19	(1.61)	(1.42)	(0.22)	(0.01)	(0.23)
11/30/2021	15.77	0.37	(0.15)	0.22	(0.45)	(0.17)	(0.62)
11/30/2020	15.39	0.41	0.60	1.01	(0.53)	(0.10)	(0.63)
11/30/2019	14.41	0.40	1.11	1.51	(0.53)	–	(0.53)
11/30/2018	15.14	0.50	(0.64)	(0.14)	(0.59)	–	(0.59)
11/30/2017	15.03	0.43	0.30	0.73	(0.52)	(0.10)	(0.62)
Class R3
5/31/2022(c)	15.37	0.15	(1.61)	(1.46)	(0.18)	(0.01)	(0.19)
11/30/2021	15.77	0.28	(0.14)	0.14	(0.37)	(0.17)	(0.54)
11/30/2020	15.39	0.34	0.59	0.93	(0.45)	(0.10)	(0.55)
11/30/2019	14.41	0.37	1.07	1.44	(0.46)	–	(0.46)
11/30/2018	15.13	0.43	(0.64)	(0.21)	(0.51)	–	(0.51)
11/30/2017	15.03	0.36	0.29	0.65	(0.45)	(0.10)	(0.55)

392	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$13.72	(9.49	)(d)	0.68	(e)	0.69	(e)	2.35	(e)	$84,364	170	(d)
15.38	1.23		0.68		0.73		2.12		76,162	258
15.78	6.57		0.68		0.80		2.46		57,837	443
15.39	10.39		0.68		1.12		2.74		24,429	598
14.41	(1.16)		0.68		2.45		3.18		6,283	468
15.14	4.73		0.68		2.68		2.66		6,390	396

13.73	(9.71	)(d)	1.33	(e)	1.34	(e)	1.68	(e)	4,390	170	(d)
15.38	0.57		1.33		1.38		1.50		5,550	258
15.78	5.83		1.38		1.50		1.77		5,846	443
15.39	9.63		1.32		1.70		2.03		3,992	598
14.42	(1.83)		1.36		3.12		2.51		603	468
15.15	3.98		1.40		3.41		1.95		613	396

13.71	(9.39	)(d)	0.58	(e)	0.59	(e)	2.41	(e)	226,431	170	(d)
15.36	1.32		0.58		0.62		2.18		274,812	258
15.76	6.61		0.58		0.70		2.56		181,474	443
15.38	10.41		0.58		0.89		2.71		157,901	598
14.41	(1.07)		0.58		2.35		3.28		5,774	468
15.14	4.83		0.58		2.58		2.76		6,010	396

13.72	(9.29	)(d)	0.38	(e)	0.41	(e)	2.64	(e)	35,322	170	(d)
15.37	1.51		0.38		0.43		2.32		34,554	258
15.77	6.69		0.39		0.50		2.74		8,558	443
15.40	10.63		0.46		0.98		3.11		11	598
14.42	(0.83)		0.43		2.12		3.46		10	468
15.15	2.71	(d)	0.39	(e)	2.66	(e)	3.01	(e)	10	396

13.72	(9.40	)(d)	0.48	(e)	0.49	(e)	2.66	(e)	75,271	170	(d)
15.37	1.42		0.48		0.54		2.40		13,423	258
15.77	6.71		0.48		0.61		2.66		35,271	443
15.39	10.61		0.47		0.70		2.62		13,782	598
14.41	(0.95)		0.47		2.25		3.40		108	468
15.14	4.94		0.48		2.48		2.86		109	396

13.72	(9.56	)(d)	0.98	(e)	1.00	(e)	2.05	(e)	152	170	(d)
15.37	0.93		0.98		1.03		1.84		159	258
15.77	6.19		0.98		1.09		2.19		124	443
15.39	10.09		0.95		1.47		2.43		188	598
14.41	(1.45)		0.97		2.75		2.88		27	468
15.13	4.42		0.98		2.97		2.35		27	396

See Notes to Financial Statements.	393

Financial Highlights (unaudited)(continued)

CORE PLUS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
5/31/2022(c)	$ 15.37	$ 0.17	$ (1.61)	$ (1.44)	$ (0.20)	$ (0.01)	$ (0.21)
11/30/2021	15.77	0.32	(0.14)	0.18	(0.41)	(0.17)	(0.58)
11/30/2020	15.39	0.37	0.60	0.97	(0.49)	(0.10)	(0.59)
11/30/2019	14.41	0.43	1.04	1.47	(0.49)	–	(0.49)
11/30/2018	15.14	0.46	(0.64)	(0.18)	(0.55)	–	(0.55)
11/30/2017	15.03	0.40	0.29	0.69	(0.48)	(0.10)	(0.58)
Class R5
5/31/2022(c)	15.38	0.19	(1.62)	(1.43)	(0.22)	(0.01)	(0.23)
11/30/2021	15.77	0.36	(0.13)	0.23	(0.45)	(0.17)	(0.62)
11/30/2020	15.39	0.41	0.60	1.01	(0.53)	(0.10)	(0.63)
11/30/2019	14.41	0.47	1.04	1.51	(0.53)	–	(0.53)
11/30/2018	15.14	0.50	(0.64)	(0.14)	(0.59)	–	(0.59)
11/30/2017	15.03	0.43	0.30	0.73	(0.52)	(0.10)	(0.62)
Class R6
5/31/2022(c)	15.38	0.19	(1.62)	(1.43)	(0.22)	(0.01)	(0.23)
11/30/2021	15.78	0.38	(0.14)	0.24	(0.47)	(0.17)	(0.64)
11/30/2020	15.39	0.43	0.60	1.03	(0.54)	(0.10)	(0.64)
11/30/2019	14.41	0.47	1.04	1.51	(0.53)	–	(0.53)
11/30/2018	15.14	0.50	(0.64)	(0.14)	(0.59)	–	(0.59)
11/30/2017	15.03	0.45	0.30	0.75	(0.54)	(0.10)	(0.64)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.

394	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$13.72	(9.45	)(d)	0.73	(e)	0.74	(e)	2.30	(e)	$269	170	(d)
15.37	1.18		0.73		0.77		2.06		379	258
15.77	6.45		0.73		0.86		2.39		266	443
15.39	10.35		0.73		1.31		2.84		30	598
14.41	(1.21)		0.72		2.50		3.13		27	468
15.14	4.68		0.74		2.73		2.58		27	396

13.72	(9.39	)(d)	0.44	(e)	0.44	(e)	2.58	(e)	11	170	(d)
15.38	1.49		0.48		0.50		2.35		11	258
15.77	6.72		0.48		0.57		2.69		12	443
15.39	10.63		0.48		1.06		3.10		30	598
14.41	(0.97)		0.47		2.25		3.38		27	468
15.14	4.94		0.48		2.48		2.84		27	396

13.72	(9.35	)(d)	0.38	(e)	0.40	(e)	2.75	(e)	3,606	170	(d)
15.38	1.53		0.38		0.44		2.44		1,061	258
15.78	6.86		0.39		0.51		2.78		918	443
15.39	10.65		0.46		1.00		3.11		30	598
14.41	(0.93)		0.44		2.24		3.42		27	468
15.14	5.05		0.37		2.47		2.95		27	396

See Notes to Financial Statements.	395

Financial Highlights (unaudited)(continued)

CORPORATE BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2022(c)	$ 10.39	$ 0.11	$ (1.36)	$ (1.25)	$ (0.15)	$ (0.18)	$ (0.33)
11/30/2021	10.78	0.21	(0.11)	0.10	(0.31)	(0.18)	(0.49)
11/30/2020	10.23	0.26	0.64	0.90	(0.35)	–	(0.35)
11/30/2019	9.32	0.31	0.99	1.30	(0.39)	–	(0.39)
11/30/2018	10.06	0.31	(0.64)	(0.33)	(0.40)	(0.01)	(0.41)
4/19/2017 to 11/30/2017(f)	10.00	0.17	0.13	0.30	(0.24)	–	(0.24)
Class C
5/31/2022(c)	10.38	0.08	(1.36)	(1.28)	(0.11)	(0.18)	(0.29)
11/30/2021	10.77	0.15	(0.12)	0.03	(0.24)	(0.18)	(0.42)
11/30/2020	10.23	0.20	0.62	0.82	(0.28)	–	(0.28)
11/30/2019	9.32	0.24	0.99	1.23	(0.32)	–	(0.32)
11/30/2018	10.06	0.23	(0.63)	(0.40)	(0.33)	(0.01)	(0.34)
4/19/2017 to 11/30/2017(f)	10.00	0.13	0.12	0.25	(0.19)	–	(0.19)
Class F
5/31/2022(c)	10.40	0.11	(1.35)	(1.24)	(0.15)	(0.18)	(0.33)
11/30/2021	10.79	0.23	(0.12)	0.11	(0.32)	(0.18)	(0.50)
11/30/2020	10.25	0.27	0.63	0.90	(0.36)	–	(0.36)
11/30/2019	9.34	0.32	0.99	1.31	(0.40)	–	(0.40)
11/30/2018	10.08	0.31	(0.63)	(0.32)	(0.41)	(0.01)	(0.42)
4/19/2017 to 11/30/2017(f)	10.00	0.18	0.14	0.32	(0.24)	–	(0.24)
Class F3
5/31/2022(c)	10.39	0.12	(1.36)	(1.24)	(0.16)	(0.18)	(0.34)
11/30/2021	10.78	0.24	(0.11)	0.13	(0.34)	(0.18)	(0.52)
11/30/2020	10.23	0.30	0.62	0.92	(0.37)	–	(0.37)
11/30/2019	9.32	0.34	0.98	1.32	(0.41)	–	(0.41)
11/30/2018	10.06	0.34	(0.64)	(0.30)	(0.43)	(0.01)	(0.44)
4/19/2017 to 11/30/2017(f)	10.00	0.19	0.13	0.32	(0.26)	–	(0.26)
Class I
5/31/2022(c)	10.38	0.12	(1.35)	(1.23)	(0.16)	(0.18)	(0.34)
11/30/2021	10.77	0.24	(0.12)	0.12	(0.33)	(0.18)	(0.51)
11/30/2020	10.23	0.30	0.61	0.91	(0.37)	–	(0.37)
11/30/2019	9.32	0.33	0.98	1.31	(0.40)	–	(0.40)
11/30/2018	10.06	0.32	(0.63)	(0.31)	(0.42)	(0.01)	(0.43)
4/19/2017 to 11/30/2017(f)	10.00	0.19	0.12	0.31	(0.25)	–	(0.25)
Class R2
5/31/2022(c)	10.39	0.09	(1.36)	(1.27)	(0.13)	(0.18)	(0.31)
11/30/2021	10.77	0.18	(0.11)	0.07	(0.27)	(0.18)	(0.45)
11/30/2020	10.23	0.23	0.62	0.85	(0.31)	–	(0.31)
11/30/2019	9.32	0.27	0.99	1.26	(0.35)	–	(0.35)
11/30/2018	10.06	0.27	(0.64)	(0.37)	(0.36)	(0.01)	(0.37)
4/19/2017 to 11/30/2017(f)	10.00	0.15	0.12	0.27	(0.21)	–	(0.21)

396	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.81	(12.34	)(d)	0.68	(e)	3.50	(e)	2.25	(e)	$1,499	48	(d)
10.39	0.95		0.68		2.67		2.06		2,547	111
10.78	8.95		0.68		3.24		2.53		2,157	119
10.23	14.12		0.68		4.25		3.12		769	54
9.32	(3.36)		0.68		4.54		3.17		368	109
10.06	3.01	(d)	0.68	(e)	3.99	(e)	2.80	(e)	311	88

8.81	(12.54	)(d)	1.34	(e)	4.17	(e)	1.59	(e)	377	48	(d)
10.38	0.29		1.35		3.35		1.43		547	111
10.77	8.12		1.36		4.13		1.96		791	119
10.23	13.38		1.33		4.78		2.43		597	54
9.32	(4.07)		1.43		5.17		2.39		71	109
10.06	2.52	(d)	1.48	(e)	4.75	(e)	2.02	(e)	102	88

8.83	(12.18	)(d)	0.58	(e)	3.38	(e)	2.34	(e)	1,418	48	(d)
10.40	1.06		0.58		2.58		2.17		4,660	111
10.79	8.95		0.58		3.17		2.64		3,991	119
10.25	14.20		0.58		4.20		3.22		2,764	54
9.34	(3.26)		0.58		4.20		3.21		1,501	109
10.08	3.27	(d)	0.58	(e)	3.82	(e)	2.89	(e)	2,614	88

8.81	(12.23	)(d)	0.44	(e)	3.20	(e)	2.51	(e)	1,459	48	(d)
10.39	1.20		0.44		2.45		2.32		1,770	111
10.78	9.22		0.45		3.21		2.88		1,837	119
10.23	14.42		0.41		4.15		3.42		1,718	54
9.32	(3.07)		0.37		4.28		3.46		1,501	109
10.06	3.20	(d)	0.38	(e)	3.67	(e)	3.10	(e)	1,548	88

8.81	(12.16	)(d)	0.48	(e)	3.33	(e)	2.47	(e)	113	48	(d)
10.38	1.16		0.48		2.48		2.28		146	111
10.77	9.08		0.48		3.33		2.88		134	119
10.23	14.34		0.48		4.17		3.35		171	54
9.32	(3.19)		0.48		4.16		3.30		144	109
10.06	3.13	(d)	0.48	(e)	3.78	(e)	3.00	(e)	52	88

8.81	(12.51	)(d)	1.08	(e)	3.93	(e)	1.87	(e)	25	48	(d)
10.39	0.65		1.08		3.08		1.68		29	111
10.77	8.43		1.08		3.84		2.24		30	119
10.23	13.66		1.08		4.78		2.74		28	54
9.32	(3.75)		1.08		4.92		2.76		25	109
10.06	2.76	(d)	1.08	(e)	4.38	(e)	2.40	(e)	26	88

See Notes to Financial Statements.	397

Financial Highlights (unaudited)(continued)

CORPORATE BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
5/31/2022(c)	$ 10.38	$ 0.09	$ (1.35)	$ (1.26)	$ (0.13)	$ (0.18)	$ (0.31)
11/30/2021	10.77	0.19	(0.12)	0.07	(0.28)	(0.18)	(0.46)
11/30/2020	10.23	0.24	0.62	0.86	(0.32)	–	(0.32)
11/30/2019	9.32	0.28	0.99	1.27	(0.36)	–	(0.36)
11/30/2018	10.06	0.28	(0.64)	(0.36)	(0.37)	(0.01)	(0.38)
4/19/2017 to 11/30/2017(f)	10.00	0.15	0.13	0.28	(0.22)	–	(0.22)
Class R4
5/31/2022(c)	10.39	0.11	(1.37)	(1.26)	(0.14)	(0.18)	(0.32)
11/30/2021	10.78	0.21	(0.11)	0.10	(0.31)	(0.18)	(0.49)
11/30/2020	10.23	0.27	0.62	0.89	(0.34)	–	(0.34)
11/30/2019	9.32	0.30	0.99	1.29	(0.38)	–	(0.38)
11/30/2018	10.06	0.30	(0.63)	(0.33)	(0.40)	(0.01)	(0.41)
4/19/2017 to 11/30/2017(f)	10.00	0.17	0.13	0.30	(0.24)	–	(0.24)
Class R5
5/31/2022(c)	10.39	0.12	(1.36)	(1.24)	(0.16)	(0.18)	(0.34)
11/30/2021	10.78	0.24	(0.12)	0.12	(0.33)	(0.18)	(0.51)
11/30/2020	10.24	0.29	0.62	0.91	(0.37)	–	(0.37)
11/30/2019	9.32	0.33	0.99	1.32	(0.40)	–	(0.40)
11/30/2018	10.06	0.33	(0.64)	(0.31)	(0.42)	(0.01)	(0.43)
4/19/2017 to 11/30/2017(f)	10.00	0.19	0.12	0.31	(0.25)	–	(0.25)
Class R6
5/31/2022(c)	10.39	0.12	(1.36)	(1.24)	(0.16)	(0.18)	(0.34)
11/30/2021	10.78	0.24	(0.11)	0.13	(0.34)	(0.18)	(0.52)
11/30/2020	10.23	0.30	0.62	0.92	(0.37)	–	(0.37)
11/30/2019	9.32	0.34	0.98	1.32	(0.41)	–	(0.41)
11/30/2018	10.06	0.34	(0.64)	(0.30)	(0.43)	(0.01)	(0.44)
4/19/2017 to 11/30/2017(f)	10.00	0.19	0.13	0.32	(0.26)	–	(0.26)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 19, 2017.

398	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.81	(12.38	)(d)	0.98	(e)	3.85	(e)	1.99	(e)	$95	48	(d)
10.38	0.65		0.98		2.98		1.78		69	111
10.77	8.54		0.98		3.75		2.34		59	119
10.23	13.77		0.98		4.68		2.85		54	54
9.32	(3.65)		0.98		4.87		2.87		47	109
10.06	2.82	(d)	0.97	(e)	4.20	(e)	2.49	(e)	39	88

8.81	(12.36	)(d)	0.73	(e)	3.58	(e)	2.22	(e)	25	48	(d)
10.39	0.91		0.73		2.73		2.04		29	111
10.78	8.91		0.73		3.49		2.59		30	119
10.23	14.06		0.73		4.42		3.09		28	54
9.32	(3.41)		0.73		4.56		3.11		25	109
10.06	2.98	(d)	0.73	(e)	4.00	(e)	2.74	(e)	26	88

8.81	(12.25	)(d)	0.48	(e)	3.33	(e)	2.48	(e)	25	48	(d)
10.39	1.16		0.48		2.48		2.28		29	111
10.78	9.07		0.48		3.25		2.84		31	119
10.24	14.45		0.48		4.17		3.34		29	54
9.32	(3.17)		0.48		4.32		3.36		25	109
10.06	3.14	(d)	0.48	(e)	3.79	(e)	2.99	(e)	26	88

8.81	(12.23	)(d)	0.44	(e)	3.20	(e)	2.51	(e)	1,490	48	(d)
10.39	1.20		0.44		2.45		2.32		1,804	111
10.78	9.22		0.45		3.21		2.88		1,864	119
10.23	14.42		0.41		4.15		3.42		1,718	54
9.32	(3.07)		0.37		4.28		3.46		1,501	109
10.06	3.20	(d)	0.38	(e)	3.67	(e)	3.10	(e)	1,548	88

See Notes to Financial Statements.	399

Financial Highlights (unaudited)(continued)

FLOATING RATE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class A
5/31/2022(c)	$8.37	$0.15	$(0.32)	$(0.17)	$(0.15)	$–	$(0.15)
11/30/2021	8.20	0.33	0.16	0.49	(0.32)	–	(0.32)
11/30/2020	8.73	0.38	(0.53)	(0.15)	(0.32)	(0.06)	(0.38)
11/30/2019	8.97	0.49	(0.24)	0.25	(0.49)	–	(0.49)
11/30/2018	9.18	0.46	(0.21)	0.25	(0.46)	–	(0.46)
11/30/2017	9.17	0.41	0.01	0.42	(0.41)	–	(0.41)
Class C
5/31/2022(c)	8.37	0.12	(0.31)	(0.19)	(0.12)	–	(0.12)
11/30/2021	8.20	0.27	0.17	0.44	(0.27)	–	(0.27)
11/30/2020	8.74	0.33	(0.54)	(0.21)	(0.27)	(0.06)	(0.33)
11/30/2019	8.98	0.44	(0.24)	0.20	(0.44)	–	(0.44)
11/30/2018	9.18	0.40	(0.20)	0.20	(0.40)	–	(0.40)
11/30/2017	9.17	0.35	0.01	0.36	(0.35)	–	(0.35)
Class F
5/31/2022(c)	8.36	0.15	(0.32)	(0.17)	(0.15)	–	(0.15)
11/30/2021	8.19	0.33	0.17	0.50	(0.33)	–	(0.33)
11/30/2020	8.72	0.39	(0.54)	(0.15)	(0.32)	(0.06)	(0.38)
11/30/2019	8.96	0.50	(0.24)	0.26	(0.50)	–	(0.50)
11/30/2018	9.17	0.47	(0.21)	0.26	(0.47)	–	(0.47)
11/30/2017	9.16	0.42	0.01	0.43	(0.42)	–	(0.42)
Class F3
5/31/2022(c)	8.38	0.16	(0.32)	(0.16)	(0.16)	–	(0.16)
11/30/2021	8.21	0.35	0.17	0.52	(0.35)	–	(0.35)
11/30/2020	8.75	0.40	(0.54)	(0.14)	(0.34)	(0.06)	(0.40)
11/30/2019	8.98	0.52	(0.23)	0.29	(0.52)	–	(0.52)
11/30/2018	9.19	0.49	(0.22)	0.27	(0.48)	–	(0.48)
4/4/2017 to 11/30/2017(f)	9.23	0.28	(0.04)	0.24	(0.28)	–	(0.28)
Class I
5/31/2022(c)	8.37	0.16	(0.31)	(0.15)	(0.16)	–	(0.16)
11/30/2021	8.20	0.34	0.17	0.51	(0.34)	–	(0.34)
11/30/2020	8.74	0.40	(0.55)	(0.15)	(0.33)	(0.06)	(0.39)
11/30/2019	8.97	0.51	(0.23)	0.28	(0.51)	–	(0.51)
11/30/2018	9.18	0.48	(0.21)	0.27	(0.48)	–	(0.48)
11/30/2017	9.17	0.42	0.02	0.44	(0.43)	–	(0.43)
Class R2
5/31/2022(c)	8.38	0.13	(0.32)	(0.19)	(0.13)	–	(0.13)
11/30/2021	8.20	0.29	0.18	0.47	(0.29)	–	(0.29)
11/30/2020	8.74	0.35	(0.54)	(0.19)	(0.29)	(0.06)	(0.35)
11/30/2019	8.98	0.46	(0.24)	0.22	(0.46)	–	(0.46)
11/30/2018	9.19	0.43	(0.22)	0.21	(0.42)	–	(0.42)
11/30/2017	9.18	0.37	0.01	0.38	(0.37)	–	(0.37)

400	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.05	(2.09	)(d)	0.78	(e)	0.78	(e)	3.63	(e)	$2,109,612	37	(d)
8.37	6.07		0.79		0.79		3.87		1,981,600	87
8.20	(1.58)		0.80		0.80		4.65		1,790,285	92
8.73	2.90		0.81		0.81		5.56		2,462,684	58
8.97	2.74		0.79		0.79		5.05		3,653,385	68
9.18	4.65		0.79		0.79		4.43		3,530,233	81

8.06	(2.27	)(d)	1.41	(e)	1.41	(e)	3.00	(e)	510,212	37	(d)
8.37	5.42		1.41		1.41		3.26		499,850	87
8.20	(2.31)		1.42		1.42		4.08		616,741	92
8.74	2.37		1.45		1.45		4.93		1,141,085	58
8.98	2.10		1.43		1.43		4.42		1,627,126	68
9.18	3.98		1.44		1.44		3.80		1,587,964	81

8.04	(2.04	)(d)	0.67	(e)	0.67	(e)	3.69	(e)	2,013,894	37	(d)
8.36	6.17		0.69		0.69		3.96		2,999,065	87
8.19	(1.50)		0.70		0.70		4.79		2,231,780	92
8.72	3.00		0.71		0.71		5.65		4,007,181	58
8.96	2.84		0.69		0.69		5.17		6,725,819	68
9.17	4.75		0.69		0.69		4.52		4,877,793	81

8.06	(1.96	)(d)	0.52	(e)	0.52	(e)	3.88	(e)	229,604	37	(d)
8.38	6.34		0.53		0.53		4.12		137,808	87
8.21	(1.32)		0.54		0.54		4.92		91,251	92
8.75	3.17		0.54		0.54		5.83		147,359	58
8.98	3.00		0.53		0.53		5.29		277,822	68
9.19	2.67	(d)	0.54	(e)	0.54	(e)	4.68	(e)	203,910	81

8.06	(1.86	)(d)	0.57	(e)	0.57	(e)	3.86	(e)	3,299,102	37	(d)
8.37	6.28		0.59		0.59		4.06		1,133,927	87
8.20	(1.50)		0.60		0.60		4.92		855,140	92
8.74	3.22		0.61		0.61		5.75		1,475,395	58
8.97	2.94		0.59		0.59		5.27		2,462,923	68
9.18	4.85		0.60		0.60		4.61		1,744,687	81

8.06	(2.28	)(d)	1.18	(e)	1.18	(e)	3.23	(e)	1,045	37	(d)
8.38	5.78		1.19		1.19		3.48		965	87
8.20	(2.09)		1.20		1.20		4.26		1,026	92
8.74	2.50		1.21		1.21		5.16		1,471	58
8.98	2.35		1.19		1.19		4.68		1,579	68
9.19	4.24		1.20		1.20		4.04		1,254	81

See Notes to Financial Statements.	401

Financial Highlights (unaudited)(continued)

FLOATING RATE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class R3
5/31/2022(c)	$8.37	$0.14	$(0.32)	$(0.18)	$(0.14)	$–	$(0.14)
11/30/2021	8.20	0.30	0.17	0.47	(0.30)	–	(0.30)
11/30/2020	8.74	0.35	(0.54)	(0.19)	(0.29)	(0.06)	(0.35)
11/30/2019	8.97	0.47	(0.23)	0.24	(0.47)	–	(0.47)
11/30/2018	9.18	0.44	(0.22)	0.22	(0.43)	–	(0.43)
11/30/2017	9.17	0.38	0.01	0.39	(0.38)	–	(0.38)
Class R4
5/31/2022(c)	8.37	0.15	(0.32)	(0.17)	(0.15)	–	(0.15)
11/30/2021	8.20	0.32	0.17	0.49	(0.32)	–	(0.32)
11/30/2020	8.73	0.38	(0.54)	(0.16)	(0.31)	(0.06)	(0.37)
11/30/2019	8.97	0.49	(0.24)	0.25	(0.49)	–	(0.49)
11/30/2018	9.18	0.47	(0.22)	0.25	(0.46)	–	(0.46)
11/30/2017	9.17	0.40	0.01	0.41	(0.40)	–	(0.40)
Class R5
5/31/2022(c)	8.38	0.16	(0.32)	(0.16)	(0.16)	–	(0.16)
11/30/2021	8.21	0.34	0.17	0.51	(0.34)	–	(0.34)
11/30/2020	8.75	0.40	(0.55)	(0.15)	(0.33)	(0.06)	(0.39)
11/30/2019	8.98	0.51	(0.23)	0.28	(0.51)	–	(0.51)
11/30/2018	9.19	0.51	(0.24)	0.27	(0.48)	–	(0.48)
11/30/2017	9.18	0.43	0.01	0.44	(0.43)	–	(0.43)
Class R6
5/31/2022(c)	8.38	0.16	(0.32)	(0.16)	(0.16)	–	(0.16)
11/30/2021	8.20	0.35	0.18	0.53	(0.35)	–	(0.35)
11/30/2020	8.74	0.40	(0.54)	(0.14)	(0.34)	(0.06)	(0.40)
11/30/2019	8.98	0.51	(0.23)	0.28	(0.52)	–	(0.52)
11/30/2018	9.19	0.49	(0.22)	0.27	(0.48)	–	(0.48)
11/30/2017	9.18	0.43	0.01	0.44	(0.43)	–	(0.43)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.

402	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.05	(2.23	)(d)	1.08	(e)	1.08	(e)	3.36	(e)	$86,005	37	(d)
8.37	5.76		1.09		1.09		3.58		51,915	87
8.20	(1.99)		1.10		1.10		4.35		43,458	92
8.74	2.71		1.12		1.12		5.26		52,957	58
8.97	2.45		1.09		1.09		4.78		52,978	68
9.18	4.35		1.10		1.10		4.15		43,115	81

8.05	(2.11	)(d)	0.83	(e)	0.83	(e)	3.58	(e)	2,873	37	(d)
8.37	6.02		0.84		0.84		3.83		2,680	87
8.20	(1.63)		0.85		0.85		4.64		2,953	92
8.73	2.85		0.86		0.86		5.54		5,240	58
8.97	2.70		0.85		0.85		5.16		21,747	68
9.18	4.60		0.84		0.84		4.37		5,134	81

8.06	(1.98	)(d)	0.58	(e)	0.58	(e)	3.83	(e)	2,280	37	(d)
8.38	6.28		0.59		0.59		4.08		2,975	87
8.21	(1.49)		0.60		0.60		4.93		5,019	92
8.75	3.23		0.62		0.62		5.79		6,661	58
8.98	2.96		0.60		0.60		5.62		44,385	68
9.19	4.87		0.60		0.60		4.65		2,542	81

8.06	(1.96	)(d)	0.52	(e)	0.52	(e)	3.88	(e)	82,028	37	(d)
8.38	6.48		0.53		0.53		4.15		95,334	87
8.20	(1.44)		0.54		0.54		4.89		124,190	92
8.74	3.16		0.55		0.55		5.77		109,741	58
8.98	3.01		0.53		0.53		5.35		63,275	68
9.19	4.93		0.54		0.54		4.70		36,295	81

See Notes to Financial Statements.	403

Financial Highlights (unaudited)(continued)

HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2022(c)	$7.43	$0.18	$(0.74)		$(0.56)	$(0.19)	$(0.01)	$(0.20)
11/30/2021	7.30	0.35	0.14		0.49	(0.36)	–	(0.36)
11/30/2020	7.37	0.36	(0.05	)(f)	0.31	(0.38)	–	(0.38)
11/30/2019	7.13	0.40	0.25		0.65	(0.41)	–	(0.41)
11/30/2018	7.71	0.41	(0.56)		(0.15)	(0.43)	–	(0.43)
11/30/2017	7.41	0.42	0.32		0.74	(0.44)	–	(0.44)
Class C
5/31/2022(c)	7.39	0.15	(0.74)		(0.59)	(0.16)	(0.01)	(0.17)
11/30/2021	7.27	0.30	0.13		0.43	(0.31)	–	(0.31)
11/30/2020	7.33	0.32	(0.04	)(f)	0.28	(0.34)	–	(0.34)
11/30/2019	7.09	0.35	0.26		0.61	(0.37)	–	(0.37)
11/30/2018	7.67	0.36	(0.56)		(0.20)	(0.38)	–	(0.38)
11/30/2017	7.38	0.37	0.30		0.67	(0.38)	–	(0.38)
Class F
5/31/2022(c)	7.42	0.18	(0.74)		(0.56)	(0.19)	(0.01)	(0.20)
11/30/2021	7.30	0.35	0.14		0.49	(0.37)	–	(0.37)
11/30/2020	7.36	0.37	(0.04	)(f)	0.33	(0.39)	–	(0.39)
11/30/2019	7.12	0.40	0.26		0.66	(0.42)	–	(0.42)
11/30/2018	7.70	0.42	(0.56)		(0.14)	(0.44)	–	(0.44)
11/30/2017	7.41	0.42	0.31		0.73	(0.44)	–	(0.44)
Class F3
5/31/2022(c)	7.46	0.19	(0.74)		(0.55)	(0.20)	(0.01)	(0.21)
11/30/2021	7.34	0.37	0.13		0.50	(0.38)	–	(0.38)
11/30/2020	7.41	0.37	(0.03	)(f)	0.34	(0.41)	–	(0.41)
11/30/2019	7.16	0.42	0.27		0.69	(0.44)	–	(0.44)
11/30/2018	7.75	0.43	(0.56)		(0.13)	(0.46)	–	(0.46)
4/4/2017 to 11/30/2017(g)	7.65	0.28	0.12		0.40	(0.30)	–	(0.30)
Class I
5/31/2022(c)	7.46	0.19	(0.75)		(0.56)	(0.19)	(0.01)	(0.20)
11/30/2021	7.34	0.36	0.14		0.50	(0.38)	–	(0.38)
11/30/2020	7.40	0.37	(0.03	)(f)	0.34	(0.40)	–	(0.40)
11/30/2019	7.16	0.41	0.26		0.67	(0.43)	–	(0.43)
11/30/2018	7.74	0.43	(0.56)		(0.13)	(0.45)	–	(0.45)
11/30/2017	7.45	0.44	0.30		0.74	(0.45)	–	(0.45)
Class P
5/31/2022(c)	7.53	0.17	(0.75)		(0.58)	(0.18)	(0.01)	(0.19)
11/30/2021	7.41	0.33	0.14		0.47	(0.35)	–	(0.35)
11/30/2020	7.48	0.35	(0.05	)(f)	0.30	(0.37)	–	(0.37)
11/30/2019	7.23	0.39	0.26		0.65	(0.40)	–	(0.40)
11/30/2018	7.82	0.40	(0.57)		(0.17)	(0.42)	–	(0.42)
11/30/2017	7.52	0.40	0.32		0.72	(0.42)	–	(0.42)

404	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)		Portfolio turnover rate (%)

$6.67	(7.70	)(d)	0.89	(e)	0.89	(e)	5.02	(e)	$898,435		55	(d)
7.43	6.74		0.88		0.88		4.59		1,089,069		113
7.30	4.65		0.90		0.90		5.15		1,134,235		126
7.37	9.37		0.91		0.91		5.42		1,218,731		86
7.13	(2.03)		0.90		0.90		5.48		1,126,386		107
7.71	10.13		0.89		0.89		5.48		1,576,504		93

6.63	(8.03	)(d)	1.51	(e)	1.51	(e)	4.41	(e)	203,502		55	(d)
7.39	5.94		1.50		1.50		3.96		258,441		113
7.27	4.14		1.53		1.53		4.55		287,145		126
7.33	8.72		1.53		1.53		4.81		376,682		86
7.09	(2.70)		1.55		1.55		4.84		410,469		107
7.67	9.28		1.57		1.57		4.81		515,964		93

6.66	(7.66	)(d)	0.79	(e)	0.79	(e)	5.11	(e)	1,386,446		55	(d)
7.42	6.70		0.77		0.77		4.68		2,239,174		113
7.30	4.89		0.80		0.80		5.24		2,097,727		126
7.36	9.48		0.81		0.81		5.52		2,144,680		86
7.12	(1.95)		0.80		0.80		5.58		2,082,549		107
7.70	10.09		0.79		0.79		5.54		2,011,192		93

6.70	(7.52	)(d)	0.59	(e)	0.59	(e)	5.31	(e)	615,450		55	(d)
7.46	6.90		0.59		0.59		4.88		737,768		113
7.34	4.97		0.60		0.60		5.31		1,984,689		126
7.41	9.82		0.62		0.62		5.72		555,795		86
7.16	(1.85)		0.60		0.60		5.77		507,646		107
7.75	5.28	(d)	0.62	(e)	0.62	(e)	5.45	(e)	449,538		93

6.70	(7.56	)(d)	0.69	(e)	0.69	(e)	5.21	(e)	1,470,029		55	(d)
7.46	6.80		0.67		0.67		4.78		1,759,013		113
7.34	5.00		0.70		0.70		5.30		1,664,193		126
7.40	9.57		0.71		0.71		5.61		1,610,253		86
7.16	(1.82)		0.70		0.70		5.66		1,412,203		107
7.74	10.19		0.69		0.69		5.70		1,725,003		93

6.76	(8.04	)(d)	1.13	(e)	1.13	(e)	4.75	(e)	–	(h)	55	(d)
7.53	6.46		1.12		1.12		4.35		44		113
7.41	4.42		1.15		1.15		4.97		54		126
7.48	9.20		1.15		1.15		5.36		51		86
7.23	(2.29)		1.15		1.15		5.24		333		107
7.82	9.81		1.15		1.15		5.16		478		93

See Notes to Financial Statements.	405

Financial Highlights (unaudited)(continued)

HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2022(c)	$7.47	$0.16	$(0.74)		$(0.58)	$(0.17)	$(0.01)	$(0.18)
11/30/2021	7.35	0.32	0.13		0.45	(0.33)	–	(0.33)
11/30/2020	7.41	0.34	(0.04	)(f)	0.30	(0.36)	–	(0.36)
11/30/2019	7.17	0.37	0.26		0.63	(0.39)	–	(0.39)
11/30/2018	7.76	0.38	(0.57)		(0.19)	(0.40)	–	(0.40)
11/30/2017	7.46	0.39	0.32		0.71	(0.41)	–	(0.41)
Class R3
5/31/2022(c)	7.47	0.17	(0.74)		(0.57)	(0.18)	(0.01)	(0.19)
11/30/2021	7.35	0.32	0.14		0.46	(0.34)	–	(0.34)
11/30/2020	7.41	0.34	(0.04	)(f)	0.30	(0.36)	–	(0.36)
11/30/2019	7.17	0.38	0.25		0.63	(0.39)	–	(0.39)
11/30/2018	7.75	0.39	(0.56)		(0.17)	(0.41)	–	(0.41)
11/30/2017	7.46	0.40	0.31		0.71	(0.42)	–	(0.42)
Class R4
5/31/2022(c)	7.43	0.18	(0.75)		(0.57)	(0.18)	(0.01)	(0.19)
11/30/2021	7.30	0.34	0.14		0.48	(0.35)	–	(0.35)
11/30/2020	7.37	0.36	(0.05	)(f)	0.31	(0.38)	–	(0.38)
11/30/2019	7.12	0.39	0.27		0.66	(0.41)	–	(0.41)
11/30/2018	7.71	0.41	(0.57)		(0.16)	(0.43)	–	(0.43)
11/30/2017	7.41	0.41	0.32		0.73	(0.43)	–	(0.43)
Class R5
5/31/2022(c)	7.46	0.19	(0.76)		(0.57)	(0.19)	(0.01)	(0.20)
11/30/2021	7.33	0.36	0.15		0.51	(0.38)	–	(0.38)
11/30/2020	7.40	0.38	(0.05	)(f)	0.33	(0.40)	–	(0.40)
11/30/2019	7.15	0.41	0.27		0.68	(0.43)	–	(0.43)
11/30/2018	7.74	0.43	(0.57)		(0.14)	(0.45)	–	(0.45)
11/30/2017	7.44	0.43	0.32		0.75	(0.45)	–	(0.45)
Class R6
5/31/2022(c)	7.46	0.19	(0.74)		(0.55)	(0.20)	(0.01)	(0.21)
11/30/2021	7.34	0.37	0.13		0.50	(0.38)	–	(0.38)
11/30/2020	7.41	0.38	(0.04	)(f)	0.34	(0.41)	–	(0.41)
11/30/2019	7.16	0.42	0.27		0.69	(0.44)	–	(0.44)
11/30/2018	7.75	0.43	(0.56)		(0.13)	(0.46)	–	(0.46)
11/30/2017	7.45	0.44	0.32		0.76	(0.46)	–	(0.46)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended November 30, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(g)	Commenced on April 4, 2017.
(h)	Amount is less than $1,000.

406	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$6.71	(7.82	)(d)	1.29	(e)	1.29	(e)	4.63	(e)	$5,344	55	(d)
7.47	6.17		1.27		1.28		4.19		6,381	113
7.35	4.39		1.31		1.31		4.81		6,662	126
7.41	8.93		1.30		1.30		5.05		11,284	86
7.17	(2.50)		1.29		1.29		5.10		14,435	107
7.76	9.68		1.29		1.29		5.09		14,837	93

6.71	(7.78	)(d)	1.19	(e)	1.19	(e)	4.73	(e)	102,932	55	(d)
7.47	6.27		1.17		1.18		4.29		113,623	113
7.35	4.49		1.20		1.20		4.87		114,737	126
7.41	9.03		1.21		1.21		5.14		117,517	86
7.17	(2.28)		1.20		1.20		5.20		107,532	107
7.75	9.64		1.19		1.19		5.18		91,021	93

6.67	(7.72	)(d)	0.94	(e)	0.94	(e)	4.99	(e)	82,913	55	(d)
7.43	6.69		0.92		0.93		4.54		96,477	113
7.30	4.61		0.95		0.95		5.11		113,046	126
7.37	9.48		0.96		0.96		5.38		109,351	86
7.12	(2.21)		0.95		0.95		5.45		91,526	107
7.71	10.09		0.95		0.95		5.38		67,741	93

6.69	(7.56	)(d)	0.69	(e)	0.69	(e)	5.23	(e)	234,363	55	(d)
7.46	6.95		0.67		0.68		4.80		267,722	113
7.33	4.87		0.70		0.70		5.37		256,527	126
7.40	9.73		0.71		0.71		5.64		289,988	86
7.15	(1.94)		0.70		0.70		5.70		266,231	107
7.74	10.34		0.71		0.71		5.56		264,638	93

6.70	(7.51	)(d)	0.59	(e)	0.59	(e)	5.33	(e)	589,088	55	(d)
7.46	6.90		0.58		0.59		4.88		700,615	113
7.34	4.97		0.61		0.61		5.45		643,491	126
7.41	9.82		0.62		0.62		5.71		620,871	86
7.16	(1.84)		0.60		0.61		5.78		451,009	107
7.75	10.42		0.61		0.61		5.67		381,440	93

See Notes to Financial Statements.	407

Financial Highlights (unaudited)(continued)

INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2022(c)	$2.99	$0.04	$(0.36)	$(0.32)	$(0.04)	$(0.05)	$(0.09)
11/30/2021	3.01	0.08	(0.01)	0.07	(0.09)	–	(0.09)
11/30/2020	2.90	0.09	0.13	0.22	(0.11)	–	(0.11)
11/30/2019	2.67	0.10	0.24	0.34	(0.11)	–	(0.11)
11/30/2018	2.86	0.10	(0.18)	(0.08)	(0.11)	–	(0.11)
11/30/2017	2.76	0.09	0.11	0.20	(0.10)	–	(0.10)
Class C
5/31/2022(c)	3.00	0.03	(0.35)	(0.32)	(0.04)	(0.05)	(0.09)
11/30/2021	3.02	0.06	(0.01)	0.05	(0.07)	–	(0.07)
11/30/2020	2.92	0.07	0.12	0.19	(0.09)	–	(0.09)
11/30/2019	2.69	0.08	0.25	0.33	(0.10)	–	(0.10)
11/30/2018	2.87	0.08	(0.16)	(0.08)	(0.10)	–	(0.10)
11/30/2017	2.78	0.07	0.10	0.17	(0.08)	–	(0.08)
Class F
5/31/2022(c)	2.99	0.04	(0.35)	(0.31)	(0.05)	(0.05)	(0.10)
11/30/2021	3.01	0.08	(0.01)	0.07	(0.09)	–	(0.09)
11/30/2020	2.91	0.09	0.12	0.21	(0.11)	–	(0.11)
11/30/2019	2.67	0.10	0.26	0.36	(0.12)	–	(0.12)
11/30/2018	2.86	0.10	(0.17)	(0.07)	(0.12)	–	(0.12)
11/30/2017	2.76	0.09	0.11	0.20	(0.10)	–	(0.10)
Class F3
5/31/2022(c)	2.99	0.04	(0.35)	(0.31)	(0.05)	(0.05)	(0.10)
11/30/2021	3.01	0.08	–	0.08	(0.10)	–	(0.10)
11/30/2020	2.90	0.10	0.12	0.22	(0.11)	–	(0.11)
11/30/2019	2.67	0.11	0.24	0.35	(0.12)	–	(0.12)
11/30/2018	2.86	0.10	(0.17)	(0.07)	(0.12)	–	(0.12)
4/4/2017 to 11/30/2017(f)	2.82	0.06	0.05	0.11	(0.07)	–	(0.07)
Class I
5/31/2022(c)	2.99	0.04	(0.35)	(0.31)	(0.05)	(0.05)	(0.10)
11/30/2021	3.01	0.08	–	0.08	(0.10)	–	(0.10)
11/30/2020	2.91	0.10	0.11	0.21	(0.11)	–	(0.11)
11/30/2019	2.67	0.10	0.26	0.36	(0.12)	–	(0.12)
11/30/2018	2.86	0.10	(0.17)	(0.07)	(0.12)	–	(0.12)
11/30/2017	2.76	0.09	0.12	0.21	(0.11)	–	(0.11)

408	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$2.58	(10.84	)(d)	0.74	(e)	0.74	(e)	2.76	(e)	$1,070,895	65	(d)
2.99	2.38		0.73		0.73		2.53		1,275,012	112
3.01	7.65		0.76		0.76		3.11		1,229,762	112
2.90	13.02		0.77		0.77		3.53		1,054,889	108
2.67	(2.78)		0.77		0.81		3.46		836,525	117
2.86	7.33		0.78		0.89		3.03		918,917	205

2.59	(11.08	)(d)	1.36	(e)	1.36	(e)	2.14	(e)	59,398	65	(d)
3.00	1.74		1.36		1.36		1.90		81,240	112
3.02	6.60		1.38		1.38		2.53		107,888	112
2.92	12.26		1.38		1.38		2.93		162,000	108
2.69	(3.00)		1.39		1.43		2.82		166,762	117
2.87	6.28		1.40		1.51		2.42		230,293	205

2.58	(10.80	)(d)	0.64	(e)	0.64	(e)	2.77	(e)	204,172	65	(d)
2.99	2.48		0.63		0.63		2.62		570,553	112
3.01	7.38		0.66		0.66		3.20		570,685	112
2.91	13.09		0.67		0.67		3.61		591,492	108
2.67	(2.33)		0.67		0.71		3.55		434,593	117
2.86	7.43		0.68		0.79		3.10		454,740	205

2.58	(10.71	)(d)	0.45	(e)	0.45	(e)	3.06	(e)	920,093	65	(d)
2.99	2.66		0.45		0.45		2.79		985,589	112
3.01	7.95		0.47		0.47		3.38		722,882	112
2.90	13.33		0.49		0.49		3.79		586,822	108
2.67	(2.51)		0.47		0.51		3.75		394,646	117
2.86	3.99	(d)	0.46	(e)	0.60	(e)	3.25	(e)	274,355	205

2.58	(10.75	)(d)	0.54	(e)	0.54	(e)	3.09	(e)	368,824	65	(d)
2.99	2.58		0.53		0.53		2.73		135,925	112
3.01	7.49		0.56		0.56		3.33		155,970	112
2.91	13.63		0.57		0.57		3.73		184,515	108
2.67	(2.59)		0.57		0.60		3.66		165,736	117
2.86	7.54		0.58		0.69		3.22		166,989	205

See Notes to Financial Statements.	409

Financial Highlights (unaudited)(continued)

INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2022(c)	$3.01	$0.03	$(0.35)	$(0.32)	$(0.04)	$(0.05)	$(0.09)
11/30/2021	3.03	0.06	–	0.06	(0.08)	–	(0.08)
11/30/2020	2.93	0.08	0.11	0.19	(0.09)	–	(0.09)
11/30/2019	2.70	0.09	0.24	0.33	(0.10)	–	(0.10)
11/30/2018	2.88	0.09	(0.17)	(0.08)	(0.10)	–	(0.10)
11/30/2017	2.79	0.08	0.10	0.18	(0.09)	–	(0.09)
Class R3
5/31/2022(c)	3.00	0.03	(0.35)	(0.32)	(0.04)	(0.05)	(0.09)
11/30/2021	3.02	0.07	(0.01)	0.06	(0.08)	–	(0.08)
11/30/2020	2.91	0.08	0.13	0.21	(0.10)	–	(0.10)
11/30/2019	2.68	0.09	0.24	0.33	(0.10)	–	(0.10)
11/30/2018	2.87	0.09	(0.18)	(0.09)	(0.10)	–	(0.10)
11/30/2017	2.77	0.08	0.11	0.19	(0.09)	–	(0.09)
Class R4
5/31/2022(c)	2.99	0.04	(0.36)	(0.32)	(0.04)	(0.05)	(0.09)
11/30/2021	3.01	0.08	(0.01)	0.07	(0.09)	–	(0.09)
11/30/2020	2.90	0.09	0.12	0.21	(0.10)	–	(0.10)
11/30/2019	2.67	0.10	0.24	0.34	(0.11)	–	(0.11)
11/30/2018	2.86	0.10	(0.18)	(0.08)	(0.11)	–	(0.11)
11/30/2017	2.77	0.08	0.11	0.19	(0.10)	–	(0.10)
Class R5
5/31/2022(c)	2.99	0.04	(0.34)	(0.30)	(0.05)	(0.05)	(0.10)
11/30/2021	3.01	0.08	–	0.08	(0.10)	–	(0.10)
11/30/2020	2.91	0.10	0.11	0.21	(0.11)	–	(0.11)
11/30/2019	2.68	0.11	0.24	0.35	(0.12)	–	(0.12)
11/30/2018	2.86	0.10	(0.16)	(0.06)	(0.12)	–	(0.12)
11/30/2017	2.76	0.09	0.12	0.21	(0.11)	–	(0.11)
Class R6
5/31/2022(c)	2.99	0.04	(0.35)	(0.31)	(0.05)	(0.05)	(0.10)
11/30/2021	3.01	0.08	–	0.08	(0.10)	–	(0.10)
11/30/2020	2.90	0.10	0.12	0.22	(0.11)	–	(0.11)
11/30/2019	2.67	0.11	0.24	0.35	(0.12)	–	(0.12)
11/30/2018	2.86	0.10	(0.17)	(0.07)	(0.12)	–	(0.12)
11/30/2017	2.76	0.09	0.12	0.21	(0.11)	–	(0.11)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.

410	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$2.60	(10.94	)(d)	1.14	(e)	1.14	(e)	2.37	(e)	$ 1,215	65	(d)
3.01	1.98		1.13		1.13		2.14		1,350	112
3.03	6.83		1.16		1.16		2.73		1,730	112
2.93	12.47		1.17		1.17		3.17		1,285	108
2.70	(2.76)		1.17		1.21		3.05		1,667	117
2.88	6.49		1.18		1.29		2.64		2,008	205

2.59	(10.93	)(d)	1.04	(e)	1.04	(e)	2.48	(e)	52,341	65	(d)
3.00	2.08		1.03		1.03		2.23		56,410	112
3.02	7.32		1.06		1.06		2.83		53,114	112
2.91	12.65		1.07		1.07		3.24		55,317	108
2.68	(3.05)		1.07		1.11		3.16		50,016	117
2.87	7.00		1.08		1.19		2.74		53,025	205

2.58	(10.87	)(d)	0.79	(e)	0.79	(e)	2.72	(e)	4,149	65	(d)
2.99	2.33		0.78		0.78		2.50		4,501	112
3.01	7.60		0.81		0.81		3.07		9,205	112
2.90	12.97		0.82		0.82		3.46		9,218	108
2.67	(2.83)		0.82		0.85		3.44		5,363	117
2.86	6.89		0.83		0.94		2.98		3,117	205

2.59	(10.41	)(d)	0.54	(e)	0.54	(e)	2.98	(e)	5,617	65	(d)
2.99	2.59		0.53		0.53		2.73		6,309	112
3.01	7.50		0.56		0.56		3.32		6,548	112
2.91	13.21		0.57		0.57		3.73		6,099	108
2.68	(2.23)		0.58		0.62		3.54		4,048	117
2.86	7.55		0.57		0.70		3.21		15,926	205

2.58	(10.71	)(d)	0.46	(e)	0.46	(e)	3.06	(e)	52,535	65	(d)
2.99	2.67		0.45		0.45		2.81		60,434	112
3.01	7.95		0.48		0.48		3.40		55,981	112
2.90	13.34		0.49		0.49		3.81		52,133	108
2.67	(2.50)		0.47		0.51		3.77		33,975	117
2.86	7.66		0.47		0.59		3.31		19,714	205

See Notes to Financial Statements.	411

Financial Highlights (unaudited)(continued)

INFLATION FOCUSED FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period
Class A
5/31/2022(c)	$12.44	$0.10	$(0.12)	$(0.02)	$(0.16)	$12.26
11/30/2021	11.33	0.13	1.28	1.41	(0.30)	12.44
11/30/2020	11.23	0.26	0.26 (f)	0.52	(0.42)	11.33
11/30/2019	11.55	0.34	(0.21)	0.13	(0.45)	11.23
11/30/2018	11.88	0.29	(0.17)	0.12	(0.45)	11.55
11/30/2017	12.18	0.24	(0.09)	0.15	(0.45)	11.88
Class C
5/31/2022(c)	12.46	0.05	(0.11)	(0.06)	(0.12)	12.28
11/30/2021	11.35	0.05	1.29	1.34	(0.23)	12.46
11/30/2020	11.25	0.20	0.25 (f)	0.45	(0.35)	11.35
11/30/2019	11.57	0.27	(0.21)	0.06	(0.38)	11.25
11/30/2018	11.90	0.22	(0.18)	0.04	(0.37)	11.57
11/30/2017	12.20	0.16	(0.08)	0.08	(0.38)	11.90
Class F
5/31/2022(c)	12.46	0.10	(0.11)	(0.01)	(0.17)	12.28
11/30/2021	11.35	0.14	1.29	1.43	(0.32)	12.46
11/30/2020	11.24	0.27	0.27 (f)	0.54	(0.43)	11.35
11/30/2019	11.57	0.35	(0.21)	0.14	(0.47)	11.24
11/30/2018	11.89	0.31	(0.17)	0.14	(0.46)	11.57
11/30/2017	12.19	0.25	(0.09)	0.16	(0.46)	11.89
Class F3
5/31/2022(c)	12.45	0.12	(0.12)	–	(0.18)	12.27
11/30/2021	11.34	0.14	1.30	1.44	(0.33)	12.45
11/30/2020	11.23	0.29	0.27 (f)	0.56	(0.45)	11.34
11/30/2019	11.55	0.37	(0.21)	0.16	(0.48)	11.23
11/30/2018	11.88	0.33	(0.18)	0.15	(0.48)	11.55
4/4/2017 to 11/30/2017(g)	12.17	0.19	(0.15)	0.04	(0.33)	11.88
Class I
5/31/2022(c)	12.44	0.11	(0.11)	–	(0.18)	12.26
11/30/2021	11.34	0.16	1.27	1.43	(0.33)	12.44
11/30/2020	11.24	0.28	0.26 (f)	0.54	(0.44)	11.34
11/30/2019	11.56	0.36	(0.20)	0.16	(0.48)	11.24
11/30/2018	11.89	0.32	(0.18)	0.14	(0.47)	11.56
11/30/2017	12.18	0.26	(0.07)	0.19	(0.48)	11.89
Class R2
5/31/2022(c)	12.38	0.08	(0.12)	(0.04)	(0.14)	12.20
11/30/2021	11.30	0.11	1.23	1.34	(0.26)	12.38
11/30/2020	11.22	0.20	0.26 (f)	0.46	(0.38)	11.30
11/30/2019	11.55	0.30	(0.22)	0.08	(0.41)	11.22
11/30/2018	11.87	0.24	(0.16)	0.08	(0.40)	11.55
11/30/2017	12.17	0.19	(0.09)	0.10	(0.40)	11.87

412	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(0.13	)(d)	0.63	(e)	0.63	(e)	1.57	(e)	$637,192	36	(d)
12.59		0.64		0.64		1.06		560,624	97
4.87		0.69		0.70		2.40		89,956	97
1.19		0.69		0.69		2.97		109,626	43
0.95		0.69		0.69		2.48		171,109	108
1.27		0.75		0.81		1.98		179,371	64

(0.57	)(d)	1.37	(e)	1.37	(e)	0.85	(e)	116,793	36	(d)
11.85		1.31		1.31		0.39		92,580	97
4.23		1.30		1.31		1.81		17,716	97
0.55		1.33		1.33		2.33		28,655	43
0.30		1.34		1.35		1.84		49,435	108
0.63		1.39		1.45		1.32		47,475	64

(0.07	)(d)	0.53	(e)	0.53	(e)	1.62	(e)	1,170,298	36	(d)
12.68		0.54		0.54		1.11		1,818,238	97
5.06		0.59		0.60		2.52		187,180	97
1.20		0.59		0.59		3.06		285,297	43
1.14		0.58		0.59		2.60		489,043	108
1.36		0.65		0.70		2.04		328,360	64

–	(d)	0.37	(e)	0.37	(e)	1.88	(e)	411,519	36	(d)
12.86		0.38		0.38		1.17		236,951	97
5.24		0.42		0.43		2.68		8,595	97
1.46		0.42		0.42		3.24		10,645	43
1.25		0.39		0.43		2.80		22,597	108
0.33	(d)	0.38	(e)	0.53	(e)	2.47	(e)	13,427	64

(0.10	)(d)	0.43	(e)	0.43	(e)	1.84	(e)	1,689,178	36	(d)
12.73		0.44		0.45		1.32		1,006,157	97
5.08		0.49		0.50		2.63		320,045	97
1.39		0.49		0.49		3.16		631,037	43
1.16		0.48		0.49		2.71		661,340	108
1.47		0.55		0.60		2.17		511,535	64

(0.33	)(d)	1.03	(e)	1.03	(e)	1.38	(e)	87	36	(d)
11.96		1.07		1.07		0.96		–	97
4.28		1.07		1.08		1.83		166	97
0.70		1.08		1.08		2.59		51	43
0.64		1.10		1.11		2.07		201	108
0.87		1.15		1.20		1.55		286	64

See Notes to Financial Statements.	413

Financial Highlights (unaudited)(continued)

INFLATION FOCUSED FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period
Class R3
5/31/2022(c)	$12.44	$0.08	$(0.12)	$(0.04)	$(0.15)	$12.25
11/30/2021	11.34	0.11	1.26	1.37	(0.27)	12.44
11/30/2020	11.23	0.22	0.28 (f)	0.50	(0.39)	11.34
11/30/2019	11.56	0.30	(0.21)	0.09	(0.42)	11.23
11/30/2018	11.88	0.26	(0.17)	0.09	(0.41)	11.56
11/30/2017	12.18	0.20	(0.08)	0.12	(0.42)	11.88
Class R4
5/31/2022(c)	12.44	0.09	(0.12)	(0.03)	(0.16)	12.25
11/30/2021	11.34	0.15	1.25	1.40	(0.30)	12.44
11/30/2020	11.23	0.26	0.26 (f)	0.52	(0.41)	11.34
11/30/2019	11.56	0.33	(0.21)	0.12	(0.45)	11.23
11/30/2018	11.88	0.30	(0.18)	0.12	(0.44)	11.56
11/30/2017	12.18	0.24	(0.09)	0.15	(0.45)	11.88
Class R5
5/31/2022(c)	12.43	0.11	(0.12)	(0.01)	(0.18)	12.24
11/30/2021	11.33	0.17	1.26	1.43	(0.33)	12.43
11/30/2020	11.23	0.28	0.26 (f)	0.54	(0.44)	11.33
11/30/2019	11.55	0.36	(0.20)	0.16	(0.48)	11.23
11/30/2018	11.88	0.33	(0.19)	0.14	(0.47)	11.55
11/30/2017	12.18	0.26	(0.08)	0.18	(0.48)	11.88
Class R6
5/31/2022(c)	12.43	0.11	(0.11)	–	(0.18)	12.25
11/30/2021	11.34	0.18	1.25	1.43	(0.34)	12.43
11/30/2020	11.23	0.29	0.27 (f)	0.56	(0.45)	11.34
11/30/2019	11.56	0.37	(0.21)	0.16	(0.49)	11.23
11/30/2018	11.88	0.33	(0.17)	0.16	(0.48)	11.56
11/30/2017	12.18	0.28	(0.08)	0.20	(0.50)	11.88

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended November 30, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(g)	Commenced on April 4, 2017.

414	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(0.35	)(d)	0.93	(e)	0.93	(e)	1.26	(e)	$379	36	(d)
12.17		0.94		0.95		0.90		402	97
4.65		0.98		0.99		2.03		226	97
0.80		0.99		0.99		2.66		104	43
0.74		0.99		1.00		2.17		111	108
0.97		1.05		1.11		1.65		175	64

(0.23	)(d)	0.68	(e)	0.68	(e)	1.49	(e)	1,730	36	(d)
12.46		0.70		0.70		1.21		2,020	97
4.91		0.74		0.75		2.35		1,706	97
1.05		0.74		0.74		2.91		3,174	43
1.00		0.73		0.73		2.52		2,006	108
1.22		0.80		0.84		2.05		735	64

(0.11	)(d)	0.43	(e)	0.43	(e)	1.83	(e)	509	36	(d)
12.75		0.45		0.45		1.40		304	97
5.08		0.49		0.50		2.64		170	97
1.39		0.49		0.49		3.17		334	43
1.17		0.47		0.48		2.83		144	108
1.48		0.55		0.59		2.19		33	64

0.01	(d)	0.37	(e)	0.37	(e)	1.79	(e)	13,581	36	(d)
12.71		0.39		0.40		1.52		16,742	97
5.24		0.42		0.43		2.70		14,541	97
1.37		0.42		0.42		3.25		35,167	43
1.34		0.39		0.43		2.81		54,549	108
1.67		0.37		0.52		2.37		33,747	64

See Notes to Financial Statements.	415

Financial Highlights (unaudited)(continued)

SHORT DURATION CORE BOND FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
5/31/2022(c)	$9.77	$0.05		$(0.34)	$(0.29)	$(0.10)	$9.38	(2.98	)(d)
11/30/2021	9.89	0.07		(0.02)	0.05	(0.17)	9.77	0.48
11/30/2020	9.89	0.14		0.10	0.24	(0.24)	9.89	2.46
11/30/2019	9.72	0.24		0.23	0.47	(0.30)	9.89	4.87
11/30/2018	9.92	0.22		(0.12)	0.10	(0.30)	9.72	1.04
4/19/2017 to 11/30/2017(f)	10.00	0.09		(0.02)	0.07	(0.15)	9.92	0.70	(d)
Class C
5/31/2022(c)	9.76	0.02		(0.34)	(0.32)	(0.07)	9.37	(3.31	)(d)
11/30/2021	9.89	–	(g)	(0.03)	(0.03)	(0.10)	9.76	(0.29)
11/30/2020	9.89	0.09		0.08	0.17	(0.17)	9.89	1.76
11/30/2019	9.72	0.17		0.23	0.40	(0.23)	9.89	4.15
11/30/2018	9.92	0.14		(0.11)	0.03	(0.23)	9.72	0.27
4/19/2017 to 11/30/2017(f)	10.00	0.04		(0.02)	0.02	(0.10)	9.92	0.22	(d)
Class F
5/31/2022(c)	9.76	0.05		(0.34)	(0.29)	(0.10)	9.37	(2.94	)(d)
11/30/2021	9.89	0.08		(0.03)	0.05	(0.18)	9.76	0.48
11/30/2020	9.89	0.16		0.09	0.25	(0.25)	9.89	2.54
11/30/2019	9.72	0.24		0.24	0.48	(0.31)	9.89	4.97
11/30/2018	9.92	0.23		(0.12)	0.11	(0.31)	9.72	1.14
4/19/2017 to 11/30/2017(f)	10.00	0.09		(0.01)	0.08	(0.16)	9.92	0.77	(d)
Class F3
5/31/2022(c)	9.76	0.07		(0.35)	(0.28)	(0.11)	9.37	(2.86	)(d)
11/30/2021	9.88	0.10		(0.02)	0.08	(0.20)	9.76	0.80
11/30/2020	9.89	0.37		(0.11)	0.26	(0.27)	9.88	2.65
11/30/2019	9.72	0.27		0.22	0.49	(0.32)	9.89	5.13
11/30/2018	9.92	0.24		(0.11)	0.13	(0.33)	9.72	1.34
4/19/2017 to 11/30/2017(f)	10.00	0.11		(0.02)	0.09	(0.17)	9.92	0.89	(d)
Class I
5/31/2022(c)	9.77	0.06		(0.35)	(0.29)	(0.11)	9.37	(2.99	)(d)
11/30/2021	9.89	0.09		(0.02)	0.07	(0.19)	9.77	0.68
11/30/2020	9.89	0.16		0.10	0.26	(0.26)	9.89	2.65
11/30/2019	9.71	0.24		0.26	0.50	(0.32)	9.89	5.18
11/30/2018	9.92	0.24		(0.13)	0.11	(0.32)	9.71	1.14
4/19/2017 to 11/30/2017(f)	10.00	0.10		(0.02)	0.08	(0.16)	9.92	0.83	(d)
Class R3
5/31/2022(c)	9.76	0.04		(0.34)	(0.30)	(0.09)	9.37	(3.13	)(d)
11/30/2021	9.89	0.04		(0.03)	0.01	(0.14)	9.76	0.09
11/30/2020	9.89	0.13		0.08	0.21	(0.21)	9.89	2.16
11/30/2019	9.72	0.21		0.23	0.44	(0.27)	9.89	4.56
11/30/2018	9.92	0.19		(0.12)	0.07	(0.27)	9.72	0.75
4/19/2017 to 11/30/2017(f)	10.00	0.07		(0.02)	0.05	(0.13)	9.92	0.53	(d)

416	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.60	(e)	0.75	(e)	0.99	(e)	$37,663	106	(d)
0.60		0.79		0.71		47,227	220
0.60		1.00		1.47		32,022	351
0.60		1.81		2.47		8,032	136
0.60		3.11		2.21		3,844	177
0.60	(e)	3.42	(e)	1.43	(e)	1,775	216

1.27	(e)	1.42	(e)	0.34	(e)	3,634	106	(d)
1.28		1.47		0.04		4,026	220
1.28		1.71		0.90		4,334	351
1.29		2.54		1.77		2,238	136
1.39		3.88		1.42		1,083	177
1.37	(e)	4.11	(e)	0.70	(e)	806	216

0.50	(e)	0.65	(e)	1.11	(e)	72,250	106	(d)
0.50		0.69		0.81		104,324	220
0.50		0.91		1.58		82,951	351
0.50		1.46		2.40		29,007	136
0.50		3.00		2.32		4,212	177
0.50	(e)	3.37	(e)	1.52	(e)	1,894	216

0.34	(e)	0.46	(e)	1.38	(e)	7,220	106	(d)
0.34		0.52		1.02		514	220
0.36		1.06		3.78		12	351
0.36		1.64		2.72		1,612	136
0.32		2.87		2.47		1,533	177
0.30	(e)	3.25	(e)	1.71	(e)	1,513	216

0.40	(e)	0.54	(e)	1.24	(e)	95,805	106	(d)
0.40		0.59		0.89		26,463	220
0.40		0.80		1.63		4,402	351
0.40		1.35		2.49		1,821	136
0.40		2.88		2.42		127	177
0.40	(e)	3.35	(e)	1.61	(e)	50	216

0.90	(e)	1.03	(e)	0.85	(e)	608	106	(d)
0.90		1.09		0.42		61	220
0.90		1.34		1.32		98	351
0.90		2.14		2.17		76	136
0.90		3.42		1.92		49	177
0.90	(e)	3.84	(e)	1.09	(e)	25	216

See Notes to Financial Statements.	417

Financial Highlights (unaudited)(continued)

SHORT DURATION CORE BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class R4
5/31/2022(c)	$9.77	$0.05	$(0.35)	$(0.30)	$(0.10)	$9.37	(3.11	)(d)
11/30/2021	9.89	0.07	(0.03)	0.04	(0.16)	9.77	0.44
11/30/2020	9.89	0.18	0.05	0.23	(0.23)	9.89	2.41
11/30/2019	9.72	0.24	0.22	0.46	(0.29)	9.89	4.82
11/30/2018	9.92	0.21	(0.11)	0.10	(0.30)	9.72	1.00
4/19/2017 to 11/30/2017(f)	10.00	0.08	(0.01)	0.07	(0.15)	9.92	0.68	(d)
Class R5
5/31/2022(c)	9.77	0.06	(0.35)	(0.29)	(0.11)	9.37	(2.99	)(d)
11/30/2021	9.89	0.09	(0.02)	0.07	(0.19)	9.77	0.68
11/30/2020	9.89	0.20	0.06	0.26	(0.26)	9.89	2.66
11/30/2019	9.72	0.26	0.23	0.49	(0.32)	9.89	5.08
11/30/2018	9.92	0.23	(0.11)	0.12	(0.32)	9.72	1.25
4/19/2017 to 11/30/2017(f)	10.00	0.10	(0.02)	0.08	(0.16)	9.92	0.83	(d)
Class R6
5/31/2022(c)	9.76	0.06	(0.34)	(0.28)	(0.11)	9.37	(2.86	)(d)
11/30/2021	9.89	0.10	(0.04)	0.06	(0.19)	9.76	0.65
11/30/2020	9.89	0.21	0.06	0.27	(0.27)	9.89	2.75
11/30/2019	9.72	0.27	0.22	0.49	(0.32)	9.89	5.13
11/30/2018	9.92	0.24	(0.11)	0.13	(0.33)	9.72	1.34
4/19/2017 to 11/30/2017(f)	10.00	0.11	(0.02)	0.09	(0.17)	9.92	0.89	(d)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 19, 2017.
(g)	Amount less than $0.01.

418	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.65	(e)	0.78	(e)	0.98	(e)	$12	106	(d)
0.65		0.81		0.67		12	220
0.65		1.11		1.81		12	351
0.65		1.95		2.42		27	136
0.65		3.13		2.14		25	177
0.65	(e)	3.56	(e)	1.35	(e)	25	216

0.40	(e)	0.53	(e)	1.23	(e)	12	106	(d)
0.40		0.57		0.90		12	220
0.40		0.87		2.06		12	351
0.40		1.69		2.67		27	136
0.40		2.88		2.39		26	177
0.40	(e)	3.34	(e)	1.60	(e)	25	216

0.34	(e)	0.48	(e)	1.28	(e)	868	106	(d)
0.34		0.52		0.98		963	220
0.36		0.81		2.17		911	351
0.36		1.63		2.72		1,961	136
0.32		2.87		2.48		1,653	177
0.30	(e)	3.25	(e)	1.71	(e)	1,513	216

See Notes to Financial Statements.	419

Financial Highlights (unaudited)(continued)

SHORT DURATION INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
5/31/2022(c)	$4.16	$0.03	$(0.16)	$(0.13)	$(0.05)	$3.98	(3.13	)(d)
11/30/2021	4.20	0.07	(0.01)	0.06	(0.10)	4.16	1.40
11/30/2020	4.21	0.09	0.02 (f)	0.11	(0.12)	4.20	2.76
11/30/2019	4.14	0.12	0.10	0.22	(0.15)	4.21	5.48
11/30/2018	4.26	0.11	(0.07)	0.04	(0.16)	4.14	0.96
11/30/2017	4.31	0.09	0.02	0.11	(0.16)	4.26	2.55
Class C
5/31/2022(c)	4.19	0.02	(0.17)	(0.15)	(0.04)	4.00	(3.65	)(d)
11/30/2021	4.22	0.04	–	0.04	(0.07)	4.19	0.99
11/30/2020	4.23	0.07	0.02 (f)	0.09	(0.10)	4.22	2.10
11/30/2019	4.17	0.10	0.09	0.19	(0.13)	4.23	4.57
11/30/2018	4.29	0.09	(0.08)	0.01	(0.13)	4.17	0.35
11/30/2017	4.34	0.07	0.01	0.08	(0.13)	4.29	1.91
Class F
5/31/2022(c)	4.16	0.03	(0.16)	(0.13)	(0.05)	3.98	(3.08	)(d)
11/30/2021	4.19	0.07	–	0.07	(0.10)	4.16	1.74
11/30/2020	4.21	0.10	0.01 (f)	0.11	(0.13)	4.19	2.62
11/30/2019	4.14	0.13	0.10	0.23	(0.16)	4.21	5.58
11/30/2018	4.26	0.12	(0.08)	0.04	(0.16)	4.14	1.06
11/30/2017	4.31	0.10	0.01	0.11	(0.16)	4.26	2.65
Class F3
5/31/2022(c)	4.17	0.04	(0.17)	(0.13)	(0.06)	3.98	(3.23	)(d)
11/30/2021	4.20	0.08	–	0.08	(0.11)	4.17	1.91
11/30/2020	4.21	0.10	0.02 (f)	0.12	(0.13)	4.20	3.03
11/30/2019	4.14	0.13	0.10	0.23	(0.16)	4.21	5.75
11/30/2018	4.26	0.12	(0.07)	0.05	(0.17)	4.14	1.22
4/4/2017 to 11/30/2017(g)	4.30	0.07	–	0.07	(0.11)	4.26	1.62	(d)
Class I
5/31/2022(c)	4.16	0.04	(0.18)	(0.14)	(0.05)	3.97	(3.27	)(d)
11/30/2021	4.19	0.07	0.01 (f)	0.08	(0.11)	4.16	1.85
11/30/2020	4.21	0.10	0.01 (f)	0.11	(0.13)	4.19	2.97
11/30/2019	4.14	0.13	0.10	0.23	(0.16)	4.21	5.44
11/30/2018	4.25	0.12	(0.06)	0.06	(0.17)	4.14	1.40
11/30/2017	4.31	0.10	0.01	0.11	(0.17)	4.25	2.51
Class R2
5/31/2022(c)	4.16	0.02	(0.16)	(0.14)	(0.04)	3.98	(3.32	)(d)
11/30/2021	4.20	0.05	(0.01)	0.04	(0.08)	4.16	1.00
11/30/2020	4.21	0.08	0.02 (f)	0.10	(0.11)	4.20	2.36
11/30/2019	4.14	0.11	0.10	0.21	(0.14)	4.21	5.07
11/30/2018	4.26	0.10	(0.08)	0.02	(0.14)	4.14	0.56
11/30/2017	4.31	0.08	0.01	0.09	(0.14)	4.26	2.14

420	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.58	(e)	0.58	(e)	1.62	(e)	$11,325,094	36	(d)
0.58		0.58		1.55		13,355,736	84
0.59		0.59		2.22		12,733,693	102
0.60		0.60		2.92		11,693,022	57
0.59		0.59		2.70		8,735,221	71
0.59		0.59		2.19		10,697,423	67

1.23	(e)	1.23	(e)	0.97	(e)	2,697,606	36	(d)
1.23		1.23		0.91		3,379,490	84
1.24		1.24		1.62		3,914,470	102
1.22		1.22		2.31		4,914,970	57
1.23		1.23		2.07		4,912,225	71
1.23		1.23		1.55		6,129,077	67

0.48	(e)	0.48	(e)	1.68	(e)	12,486,568	36	(d)
0.48		0.48		1.65		26,865,299	84
0.49		0.49		2.33		23,546,579	102
0.50		0.50		3.02		23,128,477	57
0.49		0.49		2.80		15,833,169	71
0.49		0.49		2.28		14,906,190	67

0.31	(e)	0.31	(e)	1.90	(e)	5,680,463	36	(d)
0.31		0.31		1.81		5,139,001	84
0.33		0.33		2.48		4,425,861	102
0.34		0.34		3.19		4,087,351	57
0.32		0.32		2.95		3,709,795	71
0.33	(e)	0.33	(e)	2.55	(e)	2,914,992	67

0.38	(e)	0.38	(e)	1.87	(e)	23,121,911	36	(d)
0.38		0.38		1.74		12,428,298	84
0.39		0.39		2.44		9,762,949	102
0.40		0.40		3.12		10,281,839	57
0.39		0.39		2.90		7,315,707	71
0.39		0.39		2.37		7,091,069	67

0.98	(e)	0.98	(e)	1.22	(e)	8,947	36	(d)
0.98		0.98		1.17		9,901	84
0.99		0.99		1.85		13,909	102
1.00		1.00		2.55		18,031	57
0.99		0.99		2.30		20,433	71
0.99		0.99		1.79		27,492	67

See Notes to Financial Statements.	421

Financial Highlights (unaudited)(continued)

SHORT DURATION INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class R3
5/31/2022(c)	$4.17	$0.03	$(0.18)	$(0.15)	$(0.04)	$3.98	(3.27	)(d)
11/30/2021	4.20	0.05	0.01 (f)	0.06	(0.09)	4.17	1.10
11/30/2020	4.21	0.08	0.02 (f)	0.10	(0.11)	4.20	2.46
11/30/2019	4.14	0.11	0.10	0.21	(0.14)	4.21	5.17
11/30/2018	4.26	0.10	(0.07)	0.03	(0.15)	4.14	0.67
11/30/2017	4.31	0.08	0.02	0.10	(0.15)	4.26	2.25
Class R4
5/31/2022(c)	4.17	0.03	(0.16)	(0.13)	(0.05)	3.99	(3.20	)(d)
11/30/2021	4.20	0.07	–	0.07	(0.10)	4.17	1.67
11/30/2020	4.22	0.09	0.01 (f)	0.10	(0.12)	4.20	2.47
11/30/2019	4.15	0.12	0.10	0.22	(0.15)	4.22	5.43
11/30/2018	4.27	0.11	(0.07)	0.04	(0.16)	4.15	0.93
11/30/2017	4.32	0.09	0.02	0.11	(0.16)	4.27	2.50
Class R5
5/31/2022(c)	4.15	0.04	(0.17)	(0.13)	(0.05)	3.97	(3.11	)(d)
11/30/2021	4.19	0.08	(0.01)	0.07	(0.11)	4.15	1.67
11/30/2020	4.20	0.10	0.02 (f)	0.12	(0.13)	4.19	2.97
11/30/2019	4.13	0.13	0.10	0.23	(0.16)	4.20	5.70
11/30/2018	4.25	0.12	(0.07)	0.05	(0.17)	4.13	1.16
11/30/2017	4.30	0.10	0.02	0.12	(0.17)	4.25	2.76
Class R6
5/31/2022(c)	4.16	0.04	(0.16)	(0.12)	(0.06)	3.98	(2.99	)(d)
11/30/2021	4.19	0.08	–	0.08	(0.11)	4.16	1.91
11/30/2020	4.21	0.10	0.01 (f)	0.11	(0.13)	4.19	2.79
11/30/2019	4.14	0.13	0.10	0.23	(0.16)	4.21	5.76
11/30/2018	4.26	0.13	(0.08)	0.05	(0.17)	4.14	1.23
11/30/2017	4.31	0.11	0.01	0.12	(0.17)	4.26	2.82

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the years ended November 30, 2020 and 2021, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(g)	Commenced on April 4, 2017.

422	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.88	(e)	0.88	(e)	1.32	(e)	$384,430	36	(d)
0.88		0.88		1.26		410,131	84
0.89		0.89		1.94		384,845	102
0.90		0.90		2.64		367,328	57
0.89		0.89		2.41		318,477	71
0.89		0.89		1.90		311,784	67

0.63	(e)	0.63	(e)	1.59	(e)	169,661	36	(d)
0.63		0.63		1.58		168,338	84
0.64		0.64		2.18		166,524	102
0.65		0.65		2.88		147,772	57
0.64		0.64		2.68		105,445	71
0.64		0.64		2.15		76,006	67

0.38	(e)	0.38	(e)	1.83	(e)	62,094	36	(d)
0.38		0.38		1.83		63,717	84
0.39		0.39		2.45		69,901	102
0.40		0.40		3.14		70,274	57
0.39		0.39		2.94		45,264	71
0.30		0.39		2.39		24,140	67

0.31	(e)	0.31	(e)	1.90	(e)	1,034,053	36	(d)
0.31		0.31		1.82		1,035,235	84
0.33		0.33		2.50		896,878	102
0.34		0.34		3.19		857,139	57
0.33		0.33		3.00		551,235	71
0.33		0.33		2.46		289,557	67

See Notes to Financial Statements.	423

Financial Highlights (unaudited)(continued)

TOTAL RETURN FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2022(c)	$10.54	$0.10	$(1.08)	$(0.98)	$(0.12)	$(0.06)	$(0.18)
11/30/2021	10.91	0.19	(0.12)	0.07	(0.21)	(0.23)	(0.44)
11/30/2020	10.49	0.23	0.46	0.69	(0.27)	–	(0.27)
11/30/2019	9.86	0.28	0.66	0.94	(0.31)	–	(0.31)
11/30/2018	10.36	0.28	(0.46)	(0.18)	(0.32)	–	(0.32)
11/30/2017	10.29	0.22	0.15	0.37	(0.27)	(0.03)	(0.30)
Class C
5/31/2022(c)	10.53	0.07	(1.07)	(1.00)	(0.09)	(0.06)	(0.15)
11/30/2021	10.90	0.12	(0.11)	0.01	(0.15)	(0.23)	(0.38)
11/30/2020	10.48	0.17	0.45	0.62	(0.20)	–	(0.20)
11/30/2019	9.85	0.21	0.66	0.87	(0.24)	–	(0.24)
11/30/2018	10.35	0.21	(0.45)	(0.24)	(0.26)	–	(0.26)
11/30/2017	10.28	0.15	0.15	0.30	(0.20)	(0.03)	(0.23)
Class F
5/31/2022(c)	10.54	0.11	(1.08)	(0.97)	(0.13)	(0.06)	(0.19)
11/30/2021	10.91	0.20	(0.12)	0.08	(0.22)	(0.23)	(0.45)
11/30/2020	10.48	0.24	0.47	0.71	(0.28)	–	(0.28)
11/30/2019	9.86	0.29	0.65	0.94	(0.32)	–	(0.32)
11/30/2018	10.36	0.29	(0.46)	(0.17)	(0.33)	–	(0.33)
11/30/2017	10.29	0.23	0.15	0.38	(0.28)	(0.03)	(0.31)
Class F3
5/31/2022(c)	10.54	0.12	(1.07)	(0.95)	(0.14)	(0.06)	(0.20)
11/30/2021	10.91	0.22	(0.11)	0.11	(0.25)	(0.23)	(0.48)
11/30/2020	10.49	0.27	0.45	0.72	(0.30)	–	(0.30)
11/30/2019	9.87	0.31	0.65	0.96	(0.34)	–	(0.34)
11/30/2018	10.36	0.31	(0.44)	(0.13)	(0.36)	–	(0.36)
4/4/2017 to 11/30/2017(f)	10.33	0.18	0.05	0.23	(0.20)	–	(0.20)
Class I
5/31/2022(c)	10.56	0.12	(1.09)	(0.97)	(0.13)	(0.06)	(0.19)
11/30/2021	10.93	0.22	(0.12)	0.10	(0.24)	(0.23)	(0.47)
11/30/2020	10.50	0.26	0.46	0.72	(0.29)	–	(0.29)
11/30/2019	9.88	0.30	0.65	0.95	(0.33)	–	(0.33)
11/30/2018	10.38	0.30	(0.45)	(0.15)	(0.35)	–	(0.35)
11/30/2017	10.31	0.24	0.15	0.39	(0.29)	(0.03)	(0.32)
Class P
5/31/2022(c)	10.59	0.09	(1.08)	(0.99)	(0.11)	(0.06)	(0.17)
11/30/2021	10.96	0.16	(0.11)	0.05	(0.19)	(0.23)	(0.42)
11/30/2020	10.53	0.21	0.46	0.67	(0.24)	–	(0.24)
11/30/2019	9.91	0.25	0.65	0.90	(0.28)	–	(0.28)
11/30/2018	10.41	0.25	(0.45)	(0.20)	(0.30)	–	(0.30)
11/30/2017	10.34	0.19	0.15	0.34	(0.24)	(0.03)	(0.27)

424	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.38	(9.36	)(d)	0.65	(e)	0.65	(e)	2.07	(e)	$1,087,630	195	(d)
10.54	0.68		0.64		0.64		1.79		1,300,031	393
10.91	6.63		0.66		0.66		2.19		1,416,776	538
10.49	9.62		0.68		0.68		2.68		1,275,715	736
9.86	(1.71)		0.68		0.72		2.74		1,150,292	643
10.36	3.65		0.68		0.80		2.11		1,269,964	472

9.38	(9.55	)(d)	1.27	(e)	1.27	(e)	1.45	(e)	45,292	195	(d)
10.53	0.04		1.28		1.28		1.16		59,759	393
10.90	5.98		1.29		1.29		1.59		85,200	538
10.48	8.95		1.30		1.30		2.08		118,447	736
9.85	(2.32)		1.30		1.35		2.10		123,735	643
10.35	2.99		1.32		1.43		1.47		170,287	472

9.38	(9.31	)(d)	0.55	(e)	0.55	(e)	2.14	(e)	560,307	195	(d)
10.54	0.78		0.54		0.54		1.88		1,059,760	393
10.91	6.84		0.56		0.56		2.29		1,013,091	538
10.48	9.62		0.58		0.58		2.78		960,498	736
9.86	(1.61)		0.58		0.62		2.83		822,274	643
10.36	3.74		0.58		0.69		2.18		901,918	472

9.39	(9.13	)(d)	0.35	(e)	0.35	(e)	2.37	(e)	767,270	195	(d)
10.54	0.97		0.35		0.35		2.07		881,986	393
10.91	6.95		0.36		0.36		2.49		774,625	538
10.49	9.83		0.38		0.38		2.98		664,783	736
9.87	(1.31)		0.37		0.40		3.05		632,109	643
10.36	2.22	(d)	0.35	(e)	0.48	(e)	2.58	(e)	581,363	472

9.40	(9.23	)(d)	0.41	(e)	0.45	(e)	2.35	(e)	540,391	195	(d)
10.56	0.92		0.40		0.44		2.02		433,258	393
10.93	6.98		0.43		0.47		2.44		414,220	538
10.50	9.76		0.44		0.48		2.93		405,218	736
9.88	(1.48)		0.45		0.52		2.97		376,595	643
10.38	3.85		0.48		0.60		2.31		380,442	472

9.43	(9.43	)(d)	0.90	(e)	0.90	(e)	1.81	(e)	540	195	(d)
10.59	0.43		0.89		0.89		1.53		710	393
10.96	6.45		0.91		0.91		1.94		659	538
10.53	9.21		0.93		0.93		2.45		528	736
9.91	(1.93)		0.93		0.97		2.49		555	643
10.41	3.38		0.93		1.05		1.85		650	472

See Notes to Financial Statements.	425

Financial Highlights (unaudited)(continued)

TOTAL RETURN FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2022(c)	$10.54	$0.08	$(1.08)	$(1.00)	$(0.10)	$(0.06)	$(0.16)
11/30/2021	10.90	0.15	(0.11)	0.04	(0.17)	(0.23)	(0.40)
11/30/2020	10.48	0.19	0.45	0.64	(0.22)	–	(0.22)
11/30/2019	9.86	0.24	0.65	0.89	(0.27)	–	(0.27)
11/30/2018	10.36	0.23	(0.45)	(0.22)	(0.28)	–	(0.28)
11/30/2017	10.29	0.18	0.15	0.33	(0.23)	(0.03)	(0.26)
Class R3
5/31/2022(c)	10.54	0.09	(1.08)	(0.99)	(0.11)	(0.06)	(0.17)
11/30/2021	10.90	0.16	(0.11)	0.05	(0.18)	(0.23)	(0.41)
11/30/2020	10.48	0.20	0.45	0.65	(0.23)	–	(0.23)
11/30/2019	9.86	0.25	0.65	0.90	(0.28)	–	(0.28)
11/30/2018	10.36	0.24	(0.45)	(0.21)	(0.29)	–	(0.29)
11/30/2017	10.29	0.19	0.15	0.34	(0.24)	(0.03)	(0.27)
Class R4
5/31/2022(c)	10.54	0.10	(1.08)	(0.98)	(0.12)	(0.06)	(0.18)
11/30/2021	10.91	0.18	(0.11)	0.07	(0.21)	(0.23)	(0.44)
11/30/2020	10.49	0.23	0.45	0.68	(0.26)	–	(0.26)
11/30/2019	9.86	0.27	0.66	0.93	(0.30)	–	(0.30)
11/30/2018	10.36	0.27	(0.45)	(0.18)	(0.32)	–	(0.32)
11/30/2017	10.29	0.22	0.14	0.36	(0.26)	(0.03)	(0.29)
Class R5
5/31/2022(c)	10.54	0.11	(1.07)	(0.96)	(0.13)	(0.06)	(0.19)
11/30/2021	10.91	0.21	(0.11)	0.10	(0.24)	(0.23)	(0.47)
11/30/2020	10.49	0.26	0.45	0.71	(0.29)	–	(0.29)
11/30/2019	9.86	0.30	0.66	0.96	(0.33)	–	(0.33)
11/30/2018	10.36	0.30	(0.46)	(0.16)	(0.34)	–	(0.34)
11/30/2017	10.29	0.24	0.15	0.39	(0.29)	(0.03)	(0.32)
Class R6
5/31/2022(c)	10.55	0.12	(1.08)	(0.96)	(0.14)	(0.06)	(0.20)
11/30/2021	10.92	0.22	(0.11)	0.11	(0.25)	(0.23)	(0.48)
11/30/2020	10.49	0.27	0.46	0.73	(0.30)	–	(0.30)
11/30/2019	9.87	0.31	0.65	0.96	(0.34)	–	(0.34)
11/30/2018	10.37	0.31	(0.45)	(0.14)	(0.36)	–	(0.36)
11/30/2017	10.30	0.25	0.15	0.40	(0.30)	(0.03)	(0.33)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.

426	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.38	(9.54	)(d)	1.05	(e)	1.05	(e)	1.66	(e)	$1,242	195	(d)
10.54	0.37		1.04		1.04		1.39		1,768	393
10.90	6.21		1.06		1.06		1.81		2,579	538
10.48	9.08		1.08		1.08		2.31		3,501	736
9.86	(2.10)		1.08		1.13		2.31		4,898	643
10.36	3.24		1.08		1.20		1.69		8,150	472

9.38	(9.50	)(d)	0.95	(e)	0.95	(e)	1.78	(e)	32,655	195	(d)
10.54	0.47		0.95		0.95		1.50		37,846	393
10.90	6.32		0.96		0.96		1.90		85,403	538
10.48	9.19		0.98		0.98		2.40		93,652	736
9.86	(2.00)		0.98		1.02		2.43		107,380	643
10.36	3.34		0.98		1.09		1.79		133,227	472

9.38	(9.38	)(d)	0.70	(e)	0.70	(e)	2.03	(e)	35,934	195	(d)
10.54	0.63		0.69		0.69		1.74		44,058	393
10.91	6.58		0.71		0.71		2.16		58,811	538
10.49	9.56		0.73		0.73		2.64		66,840	736
9.86	(1.76)		0.73		0.77		2.70		63,160	643
10.36	3.60		0.73		0.84		2.05		68,972	472

9.39	(9.18	)(d)	0.45	(e)	0.45	(e)	2.27	(e)	67,864	195	(d)
10.54	0.88		0.44		0.44		1.99		78,822	393
10.91	6.85		0.46		0.46		2.40		110,056	538
10.49	9.84		0.49		0.49		2.88		127,807	736
9.86	(1.51)		0.48		0.52		2.94		85,701	643
10.36	3.87		0.48		0.60		2.32		91,931	472

9.39	(9.21	)(d)	0.35	(e)	0.35	(e)	2.38	(e)	216,565	195	(d)
10.55	0.97		0.35		0.35		2.08		252,862	393
10.92	7.05		0.36		0.36		2.51		295,096	538
10.49	9.84		0.38		0.38		2.97		364,578	736
9.87	(1.40)		0.37		0.40		3.07		220,216	643
10.37	3.98		0.36		0.48		2.45		161,412	472

See Notes to Financial Statements.	427

Financial Highlights (unaudited)(continued)

ULTRA SHORT BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
5/31/2022(c)	$10.00	$0.03	$(0.14)	$(0.11)	$(0.03)	$9.86	(1.07	)(d)
11/30/2021	10.04	0.03	(0.03)	– (f)	(0.04)	10.00	(0.03)
11/30/2020	10.03	0.11	0.01 (g)	0.12	(0.11)	10.04	1.25
11/30/2019	10.00	0.24	0.03	0.27	(0.24)	10.03	2.87
11/30/2018	10.01	0.21	(0.02)	0.19	(0.20)	10.00	1.84
11/30/2017	10.00	0.13	–	0.13	(0.12)	10.01	1.30
Class A1
5/31/2022(c)	10.00	0.02	(0.12)	(0.10)	(0.03)	9.87	(1.02	)(d)
11/30/2021	10.04	0.02	(0.03)	(0.01)	(0.03)	10.00	(0.13)
11/30/2020	10.03	0.07	0.04 (g)	0.11	(0.10)	10.04	1.15
7/31/2019 to 11/30/2019(h)	10.02	0.05	0.03	0.08	(0.07)	10.03	0.79	(d)
Class F
5/31/2022(c)	10.00	0.03	(0.12)	(0.09)	(0.04)	9.87	(0.94	)(d)
11/30/2021	10.04	0.04	(0.04)	– (f)	(0.04)	10.00	0.02
11/30/2020	10.03	0.11	0.02 (g)	0.13	(0.12)	10.04	1.30
11/30/2019	10.00	0.25	0.03	0.28	(0.25)	10.03	2.82
11/30/2018	10.01	0.22	(0.02)	0.20	(0.21)	10.00	1.98
11/30/2017	10.00	0.13	–	0.13	(0.12)	10.01	1.34
Class F3
5/31/2022(c)	10.00	0.04	(0.14)	(0.10)	(0.04)	9.86	(0.97	)(d)
11/30/2021	10.04	0.05	(0.03)	0.02	(0.06)	10.00	0.16
11/30/2020	10.03	0.11	0.03 (g)	0.14	(0.13)	10.04	1.45
11/30/2019	10.00	0.26	0.03	0.29	(0.26)	10.03	2.97
11/30/2018	10.01	0.23	(0.02)	0.21	(0.22)	10.00	2.13
4/4/2017 to 11/30/2017(i)	10.01	0.10	–	0.10	(0.10)	10.01	0.96	(d)
Class I
5/31/2022(c)	10.00	0.04	(0.14)	(0.10)	(0.04)	9.86	(1.00	)(d)
11/30/2021	10.04	0.05	(0.04)	0.01	(0.05)	10.00	0.12
11/30/2020	10.03	0.13	0.01 (g)	0.14	(0.13)	10.04	1.40
11/30/2019	9.99	0.26	0.04	0.30	(0.26)	10.03	3.03
11/30/2018	10.01	0.23	(0.03)	0.20	(0.22)	9.99	1.99
11/30/2017	10.00	0.15	–	0.15	(0.14)	10.01	1.46
Class R5
5/31/2022(c)	10.00	0.03	(0.13)	(0.10)	(0.04)	9.86	(0.99	)(d)
11/30/2021	10.04	0.05	(0.04)	0.01	(0.05)	10.00	0.12
11/30/2020	10.03	0.13	0.01 (g)	0.14	(0.13)	10.04	1.41
11/30/2019	10.00	0.26	0.03	0.29	(0.26)	10.03	2.94
11/30/2018	10.01	0.23	(0.02)	0.21	(0.22)	10.00	2.11
11/30/2017	10.00	0.14	0.01	0.15	(0.14)	10.01	1.48

428	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.44	(e)	0.44	(e)	0.54	(e)	$7,409,435	24	(d)
0.43		0.43		0.34		10,038,159	72
0.42		0.45		1.14		12,300,460	93
0.41		0.48		2.39		11,938,003	46
0.40		0.49		2.11		6,688,131	23
0.40		0.51		1.28		1,550,462	23

0.54	(e)	0.54	(e)	0.43	(e)	6,337	24	(d)
0.53		0.53		0.24		13,240	72
0.52		0.54		0.74		19,403	93
0.48	(e)	0.55	(e)	1.56	(e)	2,860	46

0.39	(e)	0.39	(e)	0.59	(e)	2,690,838	24	(d)
0.38		0.38		0.38		5,349,686	72
0.37		0.40		1.15		7,109,132	93
0.36		0.43		2.47		6,539,665	46
0.35		0.44		2.18		4,603,442	23
0.35		0.44		1.32		552,335	23

0.24	(e)	0.24	(e)	0.77	(e)	875,858	24	(d)
0.24		0.24		0.53		519,235	72
0.25		0.26		1.13		804,537	93
0.22		0.29		2.62		282,582	46
0.22		0.30		2.27		271,727	23
0.21	(e)	0.34	(e)	1.50	(e)	50,096	23

0.29	(e)	0.29	(e)	0.76	(e)	2,901,085	24	(d)
0.28		0.28		0.49		1,285,378	72
0.27		0.30		1.35		1,258,215	93
0.26		0.33		2.56		1,803,798	46
0.25		0.35		2.32		1,291,802	23
0.25		0.39		1.45		115,193	23

0.29	(e)	0.29	(e)	0.63	(e)	106	24	(d)
0.28		0.28		0.49		592	72
0.27		0.30		1.31		784	93
0.26		0.33		2.63		1,369	46
0.25		0.35		2.29		1,716	23
0.25		0.53		1.35		292	23

See Notes to Financial Statements.	429

Financial Highlights (unaudited)(concluded)

ULTRA SHORT BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class R6
5/31/2022(c)	$10.00	$0.04	$(0.13)	$(0.09)	$(0.04)	$9.87	(0.87	)(d)
11/30/2021	10.04	0.05	(0.03)	0.02	(0.06)	10.00	0.16
11/30/2020	10.03	0.12	0.02 (g)	0.14	(0.13)	10.04	1.45
11/30/2019	10.00	0.26	0.03	0.29	(0.26)	10.03	2.96
11/30/2018	10.01	0.24	(0.03)	0.21	(0.22)	10.00	2.13
11/30/2017	10.00	0.14	0.01	0.15	(0.14)	10.01	1.53

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and A1 does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended November 30, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(h)	Commenced on July 31, 2019.
(i)	Commenced on April 4, 2017.

430	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.24	(e)	0.24	(e)	0.76	(e)	$76,560	24	(d)
0.24		0.24		0.54		86,964	72
0.25		0.26		1.17		65,008	93
0.22		0.29		2.55		11,572	46
0.23		0.30		2.35		7,075	23
0.20		0.50		1.41		314	23

See Notes to Financial Statements.	431

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993.

The Trust currently consists of fourteen funds as of May 31, 2022. This report covers the following twelve funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes at May 31, 2022:

Funds	Classes
Lord Abbett Convertible Fund (“Convertible Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”)	A, C, F, F3 I, R2, R3, R4, R5, and R6
Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”)	A, C, F, F3, I, R3, R4, R5, and R6
Lord Abbett Corporate Bond Fund (“Corporate Bond Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Floating Rate Fund (“Floating Rate Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett High Yield Fund (“High Yield Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Income Fund (“Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”)	A, C, F, F3, I, R3, R4, R5, and R6
Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Total Return Fund (“Total Return Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Ultra Short Bond Fund (“Ultra Short Bond Fund”)	A, A1, F, F3, I, R5, and R6

The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus.

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Corporate Bond Fund’s investment objective is to seek current income. Each of Core Fixed Income Fund’s, Core Plus Bond Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Floating Rate Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income. Each of Short Duration Core Bond Fund’s and Ultra Short Bond Fund’s investment objective is to seek current income consistent with the preservation of capital.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A and A1 shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class A1 shares purchased without a sales charge and redeemed before the first day of the month in which the eighteenth month anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a

Notes to Financial Statements (continued)

business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the

Notes to Financial Statements (continued)

Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2019 through November 30, 2021. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class-specific shareholder servicing expenses. Class A, A1, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Notes to Financial Statements (continued)

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to manage cash, to adjust exposure to the direction of interest rates or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (settlement) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the

Notes to Financial Statements (continued)

commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(k)	TBA Sale Commitments–Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(l)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(m)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(n)	Reverse Repurchase Agreements–Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that a Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

For the six months ended May 31, 2022, the average interest rate paid, the amount of interest paid and the average principal amount for the days borrowed in the period were as follows:

Fund	Interest Rate	Interest Expense	Average Amount Borrowed
Core Plus Bond Fund	(5)%	$70	$126,750
High Yield Fund	(5)%	579	1,041,885
Income Fund	(5)%	252	453,765
Total Return Fund	(5)%	327	589,388

Notes to Financial Statements (continued)

(o)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments, if any, on the Statements of Assets and Liabilities represents mark to market of the unfunded portion of each Fund’s floating rate notes.

As of May 31, 2022, the Fund had the following unfunded loan commitments:

Core Plus Bond Fund
Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ Depreciation
Element Materials Technology Group US Holdings Inc. 2022 USD Delayed Draw Term Loan B	$152,409	$147,075	$152,010	$(4,935)

Notes to Financial Statements (continued)

Floating Rate Fund

Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ Depreciation
Athenahealth, Inc. 2022 Delayed Draw Term loan	$5,396,100	$5,164,526	$5,396,099	$(231,573)
Element Materials Technology Group US Holdings Inc. 2022 USD Delayed Draw Term Loan B	6,306,497	6,085,770	6,287,965	(202,195)
Forefront Management Holdings, LLC 2022 Delayed Draw Term Loan	1,851,159	1,804,880	1,851,159	(46,279)
Icebox Holdco III, Inc. 2021 Delayed Draw Term Loan	1,720,837	1,642,057	1,720,837	(78,780)
Medical Solutions L.L.C 2021 Delayed Draw Term Loan	3,889,592	3,726,715	3,883,232	(156,517)
Refficiency Holdings LLC 2021 Delayed Draw Term Loan	2,479,563	2,383,988	2,479,563	(95,575)
SCP Eye Care Services LLC 2021 Delayed Draw Term Loan	1,492,684	1,436,708	1,492,684	(55,976)
Service Logic Acquisition, Inc. Delayed draw Term Loan	609,859	585,464	605,102	(19,638)
Thermostat Purchaser III, Inc. Delayed Draw Term Loan	1,714,822	1,650,517	1,714,823	(64,306)
Western Dental Service, Inc. 2021 Delayed Draw Term Loan	46,507	45,170	46,507	(1,337)
Total	$25,507,620	$24,525,795	$25,477,971	$(952,176)

Income Fund

Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ Depreciation
Element Materials Technology Group US Holdings Inc. 2022 USD Delayed Draw Term Loan B	$664,820	$641,551	$664,820	$(23,269)

Inflation Focused Fund

Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ Depreciation
Royal Caribbean Cruises Ltd. 2017 Non-Extended Revolver	$351,545	$343,635	$349,071	$(5,436)

Short Duration Income Fund

Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ Depreciation
Royal Caribbean Cruises Ltd. 2017 Non-Extended Revolver	$2,167,860	$2,119,083	$2,146,181	$(27,098)

Notes to Financial Statements (continued)

Total Return Fund

Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ Depreciation
Element Materials Technology Group US Holdings Inc. 2022 USD Delayed Draw Term Loan B	$1,396,421	$1,347,547	$1,396,421	$(48,874)

(p)	Inflation-Linked Derivatives–Each Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swaps in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on swaps in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared CPI swaps, there was minimal counterparty risk to the Fund, since such CPI swaps entered into were traded through a central clearinghouse, which guarantees against default.

(q)	Credit Default Swaps–Each Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Notes to Financial Statements (continued)

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(r)	Interest Rate Swaps–Each Fund may enter into interest rate swap agreements. Pursuant to interest rate swap agreements, a Fund either makes floating-rate payments to the counterparty (or Central counterparty clearing house (“CCP”) in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or a Fund makes fixed-rate payments to the counterparty or CCP in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

(s)	Total Return Swaps–Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

Notes to Financial Statements (continued)

(t)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2022 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Convertible Fund		Core Fixed Income Fund
First $1 billion	.70%	First $1 billion	.24%
Next $1 billion	.60%	Next $1 billion	.21%
Over $2 billion	.57%	Over $2 billion	.20%

Core Plus Bond Fund		Corporate Bond Fund
First $4 billion	.28%	First $2 billion	.40%
Next $11 billion	.26%	Over $2 billion	.35%
Over $15 billion	.25%

Notes to Financial Statements (continued)

Floating Rate Fund		High Yield Fund
First $1 billion	.50%	First $1 billion	.60%
Over $1 billion	.45%	Next $1 billion	.55%
		Over $2 billion	.50%

Income Fund		Inflation Focused Fund
First $3 billion	.38%	First $2 billion	0.30%
Next $7 billion	.35%	Next $3 billion	0.28%
Over $10 billion	.34%	Over $5 million	0.26%

Short Duration Income Fund		Short Duration Core Bond Fund
First $1 billion	.35%	First $1 billion	.30%
Next $1 billion	.30%	Next $1 billion	.25%
Over $2 billion	.25%	Over $2 billion	.20%

Ultra Short Bond Fund	.17%	Total Return Fund
		First $4 billion	.28%
		Next $11 billion	.26%
		Over $15 billion	.25%

For the six months ended May 31, 2022 the effective management fee, net of waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Net Effective Management Fee
Convertible Fund	.68%
Core Fixed Income Fund	.21%
Core Plus Bond Fund	.27%
Corporate Bond Fund	.00%
Floating Rate Fund	.45%
High Yield Fund	.52%
Income Fund	.38%
Inflation Focused Fund	.29%
Short Duration Core Bond Fund	.15%
Short Duration Income Fund	.25%
Total Return Fund	.28%
Ultra Short Bond Fund	.17%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets. Lord Abbett voluntarily waived the following fund administration fees during the six months ended May 31, 2022.

Notes to Financial Statements (continued)

Fund	Fund Administration Fee
Convertible Fund	$13,958
Core Fixed Income Fund	16,368
Core Plus Bond Fund	4,106
Corporate Bond Fund	3,086
Floating Rate Fund	18,561
High Yield Fund	86,190
Income Fund	21,551
Inflation Focused Fund	21,703
Short Duration Core Bond Fund	4,665
Short Duration Income Fund	283,579
Total Return Fund	36,269
Ultra Short Bond Fund	109,327

For the six months ended May 31, 2022 and continuing through March 31, 2023, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses for each class, excluding 12b-1 fees to the following annual rates:

	Effective April 1, 2022		Prior to April 1, 2022
	Classes		Classes
Fund	A,C,F,I,R2,R3, R4 and R5	F3 and R6	A,C,F,I,R2,R3, R4 and R5	F3 and R6
Core Plus Bond Fund	.48%	.39%	.48%	.38%
Corporate Bond Fund	.48%	.44%	.48%	.44%
Short Duration Core Bond Fund	.40%	.33%	.40%	.34%

For the six months ended May 31, 2022 and continuing through March 31, 2023 Lord Abbett has contractually agreed to waive Core Fixed Income Fund’s and Total Return Fund’s Class I shareholders servicing expenses at an annual rate of .04% of each Fund’s average daily net assets.

All contractual management fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, A1 C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A		Class A1		Class C(1)	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.15%		.25%	(4)	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	(3)	–		.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The 12b-1 fees each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear 12b-1 fees at the same rate.
(2)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(3)	Distribution fees not applicable to Ultra Short Bond Fund.
(4)	Class A1 is only for Ultra Short Bond Fund.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Notes to Financial Statements (continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2022:

	Distributor Commissions	Dealers’ Concessions
Convertible Fund	$6,619	$41,371
Core Fixed Income Fund	15,540	92,308
Core Plus Bond Fund	6,143	36,046
Corporate Bond Fund	148	1,087
Floating Rate Fund	113,269	616,943
High Yield Fund	20,129	125,644
Income Fund	48,511	282,304
Inflation Focused Fund	64,955	367,803
Short Duration Core Bond Fund	2,626	15,184
Short Duration Income Fund	193,187	1,366,198
Total Return Fund	29,938	179,704
Ultra Short Bond Fund	–	830

Distributor received the following amount of CDSCs for the six months ended May 31, 2022.

	Class A	Class C
Convertible Fund	$11,476	$4,547
Core Fixed Income Fund	6,119	125
Core Plus Bond Fund	—	—
Corporate Bond Fund	—	—
Floating Rate Fund	200,073	42,023
High Yield Fund	27,740	10,127
Income Fund	23,578	4,533
Inflation Focused Fund	110,824	35,412
Short Duration Core Bond Fund	—	—
Short Duration Income Fund	1,051,225	358,569
Total Return Fund	5,443	—
Ultra Short Bond Fund	505	—

Other Related Parties

As of May 31, 2022, the percentages of Convertible Fund’s, Core Fixed Income Fund’s, Floating Rate Fund’s, High Yield Fund’s, Inflation Focused Fund’s and Ultra Short Bond Fund’s outstanding shares owned by each Fund that invests principally in affiliated mutual funds managed by Lord Abbett (“Fund of Funds”) were as follows:

						Underlying Funds
Fund of Funds	Convertible Fund	Core Fixed Income Fund	Floating Rate Fund	High Yield Fund	Inflation Focused Fund	Short Duration Income Fund	Ultra- Short Bond Fund
Lord Abbett Multi-Asset Balanced Opportunity Fund	10.48%	4.54%	1.33%	4.89%	3.04%	0.01%	0.68%
Lord Abbett Multi-Asset Income Fund	4.77%	9.59%	1.01%	2.60%	2.45%	-	0.14%

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

Notes to Financial Statements (continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Core Fixed Income Fund, Core Plus Bond Fund, Corporate Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund, Short Duration Income Fund, Total Return Fund and Ultra Short Bond Fund and declared and paid quarterly for Convertible Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2022 and fiscal year ended November 30, 2021 was as follows:

		Convertible Fund	Core Fixed Income Fund
	Six Months Ended 05/31/2022 (unaudited)	Year Ended 11/30/2021	Six Months Ended 05/31/2022 (unaudited)	Year Ended 11/30/2021
Distributions paid from:
Ordinary income	$105,671,107	$157,702,879	$19,934,028	$77,783,549
Net long-term capital gains	131,837,720	48,441,029	7,569,855	16,060,928
Total distributions paid	$237,508,827	$206,143,908	$27,503,883	$93,844,477

		Core Plus Bond Fund		Corporate Bond Fund
	Six Months Ended 05/31/2022 (unaudited)	Year Ended 11/30/2021	Six Months Ended 05/31/2022 (unaudited)	Year Ended 11/30/2021
Distributions paid from:
Ordinary income	$5,772,823	$10,225,689	$126,500	$473,612
Net long-term capital gains	219,753	1,436,842	177,204	61,114
Total distributions paid	$5,992,576	$11,662,531	$303,704	$534,726

		Floating Rate Fund		High Yield Fund
	Six Months Ended 05/31/2022 (unaudited)	Year Ended 11/30/2021	Six Months Ended 05/31/2022 (unaudited)	Year Ended 11/30/2021
Distributions paid from:
Ordinary income	$146,474,255	$240,245,181	$187,485,855	$390,034,976
Total distributions paid	$146,474,255	$240,245,181	$187,485,855	$390,034,976

Notes to Financial Statements (continued)

		Income Fund	Inflation Focused Fund
	Six Months Ended 05/31/2022 (unaudited)	Year Ended 11/30/2021	Six Months Ended 05/31/2022 (unaudited)	Year Ended 11/30/2021
Distributions paid from:
Ordinary income	$52,019,766	$93,534,127	$55,837,093	$44,543,417
Net long-term capital gains	50,276,109	–	–	–
Total distributions paid	$102,295,875	$93,534,127	$55,837,093	$44,543,417

	Short Duration Core Bond Fund		Short Duration Income Fund
	Six Months Ended 05/31/2022 (unaudited)	Year Ended 11/30/2021	Six Months Ended 05/31/2022 (unaudited)	Year Ended 11/30/2021
Distributions paid from:
Ordinary income	$2,631,759	$2,964,068	$773,738,578	$1,435,370,581
Total distributions paid	$2,631,759	$2,964,068	$773,738,578	$1,435,370,581

		Total Return Fund	Ultra Short Bond Fund
	Six Months Ended 05/31/2022 (unaudited)	Year Ended 11/30/2021	Six Months Ended 05/31/2022 (unaudited)	Year Ended 11/30/2021
Distributions paid from:
Ordinary income	$48,266,620	$128,733,647	$55,922,096	$76,255,172
Net long-term capital gains	24,404,536	49,201,525	–	–
Total distributions paid	$72,671,156	$177,935,172	$55,922,096	$76,255,172

As of May 31, 2022, the following funds had capital losses, which will carry forward indefinitely:

Indefinite
Floating Rate Fund	$1,519,776,229
Inflation Focused Fund	$196,403,408
Short Duration Core Bond Fund	$387,449
Short Duration Income Fund	$2,661,708,441
Ultra Short Bond Fund	$55,759,281

As of May 31, 2022, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Convertible Fund	Core Fixed Income Fund
Tax cost	$1,122,656,650	$2,060,219,432
Gross unrealized gain	25,527,961	5,134,714
Gross unrealized loss	(107,757,277)	(106,555,066)
Net unrealized security gain (loss)	$(82,229,316)	$(101,420,352)

	Core Plus Bond Fund	Corporate Bond Fund
Tax cost	$505,548,034	$6,994,386
Gross unrealized gain	908,547	14,307
Gross unrealized loss	(29,515,488)	(834,883)
Net unrealized security gain (loss)	$(28,606,941)	$(820,576)

Notes to Financial Statements (continued)

	Floating Rate Fund	High Yield Fund
Tax cost	$8,195,536,686	$5,746,485,529
Gross unrealized gain	49,837,729	76,928,496
Gross unrealized loss	(338,345,933)	(519,325,367)
Net unrealized security gain (loss)	$(288,508,204)	$(442,396,871)

	Income Fund	Inflation Focused Fund
Tax cost	$2,858,010,521	$4,050,427,204
Gross unrealized gain	8,768,544	191,306,268
Gross unrealized loss	(254,760,660)	(181,062,435)
Net unrealized security gain (loss)	$(245,992,116)	$10,243,833

	Short Duration Core Bond Fund	Short Duration Income Fund
Tax cost	$224,205,248	$58,923,048,685
Gross unrealized gain	227,719	37,251,690
Gross unrealized loss	(7,095,399)	(3,274,842,607)
Net unrealized security gain (loss)	$(6,867,680)	$(3,237,590,917)

	Total Return Fund	Ultra Short Bond Fund
Tax cost	$3,883,478,567	$14,199,856,099
Gross unrealized gain	12,300,688	3,893,158
Gross unrealized loss	(239,448,620)	(220,683,688)
Net unrealized security gain (loss)	$(227,147,932)	$(216,790,530)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, certain distributions, amortization of premium, other financial instruments and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2022 were as follows:

	U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
Convertible Fund	$–	$866,951,127	$–	$1,153,355,063
Core Fixed Income Fund	3,943,149,951	392,551,163	3,920,499,425	330,031,345
Core Plus Bond Fund	627,696,635	170,010,821	574,565,901	116,948,247
Corporate Bond Fund	869,345	2,971,365	1,051,897	6,883,182
Floating Rate Fund	–	4,112,003,993	–	2,705,318,914
High Yield Fund	–	3,559,541,316	–	4,781,472,328
Income Fund	730,255,213	1,155,314,103	741,966,910	1,378,731,475
Inflation Focused Fund	447,499,165	1,341,076,933	555,366,211	751,560,874
Short Duration Core Bond Fund	160,656,911	113,360,295	165,980,423	74,150,569
Short Duration Income Fund	9,260,871,459	11,978,674,680	10,154,683,823	14,303,428,195
Total Return Fund	6,364,436,238	1,003,096,938	6,262,479,035	1,020,233,623
Ultra Short Bond Fund	155,702,847	3,237,944,830	135,700,126	6,241,551,067

Notes to Financial Statements (continued)

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended May 31, 2022, the following Funds engaged in cross-trades:

Fund	Purchases	Sales	Gain (Loss)
Core Fixed Income Fund	$6,750,422	$2,045,994	$(180,110)
Core Plus Bond Fund	1,676,575	850,094	(34,177)
Floating Rate Fund	184,457	–	–
High Yield Fund	203,800	49,474,350	1,949,727
Income Fund	5,948,351	25,393,666	192,181
Inflation Focused Fund	43,604,301	–	–
Short Duration Core Bond Fund	8,586	3,672,212	(57,515)
Short Duration Income Fund	313,249,625	–	–
Total Return Fund	15,142,076	7,689,497	(482,081)
Ultra Short Bond Fund	31,555,649	52,972,367	(1,464,546)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund except for Corporate Bond Fund Inflation Focused Fund, Short Duration Core Bond Fund and Ultra Short Bond Fund entered into forward foreign currency exchange contracts for the six months ended May 31, 2022 (as described in Note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers for collateral.

Each Fund except for Convertible Fund entered into U.S. Treasury futures contracts for the six months ended May 31, 2022 (as described in Note 2(g)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Core Fixed Income Fund, Core Plus Bond Fund, Inflation Focused Fund, High Yield Fund and Total Return Fund entered into CPI swaps for the six months ended May 31, 2022 (as described in Note 2(g)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps. For the centrally cleared CPI swaps, there is minimal counterparty credit risk to the Fund since these CPI swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared CPI swaps, the clearinghouse guarantees CPI swaps against default.

Notes to Financial Statements (continued)

Core Fixed Income Fund, Core Plus Bond Fund, High Yield Fund, Income Fund, Short Duration Core Bond Fund, Short Duration Income Fund and Total Return Fund entered into credit default swaps for the six months ended May 31, 2022 (as described in Note 2(q)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swaps, there is minimal counterparty credit risk to the Funds since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

Floating Rate Fund and High Yield Fund entered into total return swaps on indexes for the six months ended May 31, 2022 (as described in Note 2(q)) to hedge credit risk. The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to its counterparty.

Floating Rate Fund, Inflation Focused Fund and Short Duration Core Bond Fund entered into interest rate swaps for the six months ended May 31, 2022 (as described in Note 2(q)) in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted.

As of May 31, 2022, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate each Fund’s use of derivative instruments:

Convertible Fund
Asset Derivatives	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	$136,434
Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	$9,325

Notes to Financial Statements (continued)

			Core Fixed Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(3)	–	–	–	$47,326
Centrally Cleared Credit Default Swap Contracts(3)	–	–	$193,982	–
Futures Contracts(4)	$373,496	–	–	–
Liability Derivatives
Credit Default Swap Contracts(5)	–	–	$3,065,635	–
Forward Foreign Currency ExchangeContracts(2)	–	$800,104	–	–
Futures Contracts(4)	$2,426,376	–	–	–

			Core Plus Bond Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(3)	–	–	–	$9,465
Forward Foreign Currency Exchange Contracts(1)	–	$1,283	–	–
Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(3)	–	–	$15,835	–
Credit Default Swap Contracts(5)	–	–	$682,673	–
Forward Foreign Currency Exchange Contracts(2)	–	$90,202	–	–
Futures Contracts(4)	$365,781	–	–	–

	Corporate Bond Fund
Asset Derivatives		Interest Rate Contracts
Futures Contracts(4)		$5,574
Liability Derivatives
Futures Contracts(4)		$14,547

		Floating Rate Fund
Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts
Centrally Cleared Interest Rate Swap Contracts(3)	–	$7,840,647	–
Forward Foreign Currency Exchange Contracts(1)	–	–	$4,876,321
Liability Derivatives
Centrally Cleared Interest Rate Swap Contracts(3)	–	$4,720	–
Forward Foreign Currency Exchange Contracts(2)	–	–	$1,281,223
Total Return Swap Contracts(6)	$18,899,783	–	–

Notes to Financial Statements (continued)

				High Yield Fund
Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Inflation Linked Contracts
Centrally Cleared Credit Default Swap Contracts(3)	–	–	–	$481,127	–
Forward Foreign Currency Exchange Contracts(1)	–	–	$6,844,155	–	–
Futures Contracts(4)	–	$7,436,743	–	–	–
Liability Derivatives
Centrally Cleared CPI Swap Contracts(3)	–	–	–	–	$1,987,620
Credit Default Swap Contracts(5)	–	–	–	$26,513,616	–
Total Return Swap Contracts(6)	$625,451	–	–	–	–
Forward Foreign Currency Exchange Contracts(2)	–	–	$1,153,376	–	–
Futures Contracts(4)	–	$3,718,879	–	–	–

			Income Fund
Asset Derivatives		Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts(1)		–	$189,232	–
Futures Contracts(4)		$519,328	–	–
Liability Derivatives
Credit Default Swap Contracts(5)		–	–	$4,428,344
Futures Contracts(4)		$5,061,000	–	–

		Inflation Focused Fund
Asset Derivatives		Interest Rate Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(3)		–	$175,953,092
Centrally Cleared Interest Rate Swap Contracts(3)		$16,706	–
CPI Swap Contracts(7)		–	$70,493,176
Futures Contracts(4)		$440,900	–
Liability Derivatives
Centrally Cleared CPI Swap Contracts(3)		–	$13,054,539
Centrally Cleared Interest Rate Swap Contracts(3)		$16,878	–
CPI Swap Contracts(8)		–	$31,078,469
Futures Contracts(4)		$1,369,094	–

Notes to Financial Statements (continued)

Short Duration Core Bond Fund
Asset Derivatives	Interest Rate Contracts	Credit Contracts
Centrally Cleared Interest Rate Swap Contracts(3)	$11,492	–
Credit Default Swap Contracts(5)	–	$1,059
Liability Derivatives
Futures Contracts(4)	$31,114	–

	Short Duration Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Credit Default Swap Contracts(5)	–	–	$545,622
Forward Foreign Currency Exchange Contracts(1)	–	$55,896	–
Liability Derivatives
Credit Default Swap Contracts(5)	–	–	$15,613,024
Futures Contracts(4)	$16,895,834	–	–

			Total Return Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(3)	–	–	–	$94,652
Centrally Cleared Credit Default Swap Contracts(3)	–	–	$1,960,629	–
Forward Foreign Currency Exchange Contracts(1)	–	$37,568	–	–
Futures Contracts(4)	$907,546	–	–	–
Liability Derivatives
Credit Default Swap Contracts(5)	–	–	$5,920,692	–
Forward Foreign Currency Exchange Contracts(2)	–	$773,160	–	–
Futures Contracts(4)	$5,974,900	–	–	–

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities
(4)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(5)	Statements of Assets and Liabilities location: Credit default swap agreements receivable/payable, at fair value.
(6)	Statements of Assets and Liabilities location: Total return swap, at fair value.
(7)	Statements of Assets and Liabilities location: Unrealized appreciation on CPI swaps.
(8)	Statements of Assets and Liabilities location: Unrealized depreciation on CPI swaps.

Notes to Financial Statements (continued)

Transactions in derivative investments for the fiscal year ended May 31, 2022 were as follows:

		Convertible Fund
			Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)			$1,571,541
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(2)			$(2,224,761)
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)			$77,077,190

		Core Fixed Income Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(4)	$1,297,841	–	–
Credit Default Swap Contracts(4)	–	–	$510,112
Forward Foreign Currency Exchange Contracts(1)	–	$4,485,989	–
Futures Contracts(5)	$(28,913,676)	–	–
Net Change in Unrealized Appreciation/Depreciation
CPI/Interest Rate Swap Contracts(6)	$47,326	–	–
Credit Default Swap Contracts(6)	–	–	$(1,186,053)
Forward Foreign Currency Exchange Contracts(2)	–	$(800,104)	–
Futures Contracts(7)	$(5,838,748)	–	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(8)	21,000,000	–	–
Credit Default Swap Contracts(8)	–	–	46,600,000
Forward Foreign Currency Exchange Contracts(3)	–	$24,688,770	–
Futures Contracts(8)	2,355

		Core Plus Bond Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(4)	$265,905	–	–
Credit Default Swap Contracts(4)	–	–	$356,223
Forward Foreign Currency Exchange Contracts(1)	–	$18,626	–
Futures Contracts(5)	$(4,115,733)	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(6)	–	–	$(242,528)
Forward Foreign Currency Exchange Contracts(2)	–	$(117,190)	–
Futures Contracts(7)	$(753,098)	–	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(8)	4,214,286	–	–
Credit Default Swap Contracts(8)	–	–	7,235,571
Forward Foreign Currency Exchange Contracts(3)	–	$1,591,063	–
Futures Contracts(8)	352	–	–

Notes to Financial Statements (continued)

	Corporate Bond Fund
	Inflation Linked/ Interest Rate Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(4)	–	$(201)
Futures Contracts(5)	$(129,440)	–
Net Change in Unrealized Appreciation/Depreciation
Futures Contracts(7)	$(17,093)	–
Average Number of Contracts/Notional Amounts*
Futures Contracts(8)	26	–
			Floating Rate Fund
	Equity Contracts	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(4)	–	$4,776,178	–	–
Credit Default Swap Contracts(4)	–	–	–	$728,706
Forward Foreign Currency Exchange Contracts(1)	–	–	$9,986,775	–
Futures Contracts(5)	–	$26,681,414	–	–
Total Return Swap Contracts(4)	$(12,449,842)
Net Change in Unrealized Appreciation/Depreciation
CPI/Interest Rate Swap Contracts(6)		$6,824,110
Credit Default Swaps(6)	–	–	–	$(1,825,272)
Forward Foreign Currency Exchange Contracts(2)	–	–	$(1,541,828)	–
Futures Contracts(7)	–	$2,815,105	–	–
Total Return Swap Contracts(6)	$(14,060,367)
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(8)	–	150,055,715	–	–
Credit Default Swap Contracts(8)	–	–	–	26,385,286
Forward Foreign Currency Exchange Contracts(3)	–	–	$171,434,394	–
Futures Contracts(8)	–	3,903	–	–
Total Return Swap Contracts(8)	3,158,351	–		–

Notes to Financial Statements (continued)

			High Yield Fund
	Equity Contracts	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swaps(4)	–	$(205,172)	–	–
Credit Default Swap Contracts(4)	–	–	–	$8,692,877
Forward Foreign Currency Exchange Contracts(1)	–	–	$18,171,587	–
Futures Contracts(5)	–	$(565,413)	–	–
Total Return Swap Contracts(4)	–	$(7,261)	–	–
Net Change in Unrealized Appreciation/Depreciation
CPI/Interest Rate Swap Contracts(6)	–	$(1,987,620)	–	–
Credit Default Swap Contracts(6)	–	–	–	$(13,499,750)
Forward Foreign Currency Exchange Contracts(2)	–	–	$(6,559,451)	–
Futures Contracts(7)	–	$6,459,757	–	–
Total Return Swap Contracts(6)	$(625,451)	–	–	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(8)	–	86,986,857	–	–
Credit Default Swap Contracts(8)	–	–	–	421,447,038
Forward Foreign Currency Exchange Contracts(3)	–	–	$318,398,115	–
Futures Contracts(8)	–	15,164	–	–
Total Return Swap Contracts(8)	7,056,101	–	–	–
		Income Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(4)	$1,077,500
Credit Default Swap Contracts(4)	–	–	$935,409
Forward Foreign Currency Exchange Contracts(1)	–	$1,972,868	–
Futures Contracts(5)	$(38,588,669)	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swaps(6)	–	–	$(1,948,378)
Forward Foreign Currency Exchange Contracts(2)	–	$(1,753,357)	–
Futures Contracts(7)	$(8,452,030)	–	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(8)	8,571,429	–	–
Credit Default Swap Contracts(8)	–	–	36,785,714
Forward Foreign Currency Exchange Contracts(3)	–	$24,571,979	–
Futures Contracts(8)	4,612	–	–

Notes to Financial Statements (continued)

		Inflation Focused Fund
			Inflation Linked/ Interest Rate Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swaps(4)			$4,125,173
Futures Contracts(5)			$(38,189,843)
Net Change in Unrealized Appreciation/Depreciation
CPI/Interest Rate Swaps(6)			$139,825,016
Futures Contracts(7)			$(1,999,071)
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(8)			3,213,803,514
Futures Contracts(8)			7,856
		Short Duration Core Bond Fund
		Inflation Linked/ Interest Rate Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(4)		–	$3,759
Futures Contracts(5)		$(1,226,632)	–
Net Change in Unrealized Appreciation/Depreciation
CPI/Interest Rate Swap Contracts(6)		$11,492
Credit Default Swap Contracts(6)			$(5,954)
Futures Contracts(7)		$(15,672)	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(8)		403,286	–
Credit Default Swap Contracts(8)		–	500,000
Futures Contracts(8)		234
		Short Duration Income Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(4)	–	–	$4,198,902
Forward Foreign Currency Exchange Contracts(1)	–	$321,756	–
Futures Contracts(5)	$(429,949,599)	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(6)	–	–	$(1,052,734)
Forward Foreign Currency Exchange Contracts(2)	–	$3,246,783	–
Futures Contracts(7)	$(32,153,707)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(8)	–	–	736,149,837
Forward Foreign Currency Exchange Contracts(3)	–	$112,750,442	–
Futures Contracts(8)	100,577	–	–

Notes to Financial Statements (continued)

		Total Return Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swaps(4)	$2,603,514	–	–
Credit Default Swap Contracts(4)	–	–	$2,281,005
Forward Foreign Currency Exchange Contracts(1)	–	$632,870	–
Futures Contracts(5)	$(65,283,494)	–	–
Net Change in Unrealized Appreciation/Depreciation
CPI/Interest Rate Swap Contracts(6)	$94,652
Credit Default Swap Contracts(6)			$(786,257)
Forward Foreign Currency Exchange Contracts(2)	–	$(1,651,923)	–
Futures Contracts(7)	$(15,082,919)	–	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(8)	42,142,857	–	–
Credit Default Swap Contracts(8)	–	–	124,699,571
Forward Foreign Currency Exchange Contracts(3)	–	$28,822,814	–
Futures Contracts(8)	6,497	–	–
Ultra Short Bond Fund
Inflation Linked/ Interest Rate Contracts
Net Realized Gain (Loss)
Futures Contracts(5)	$2,016,544
Net Change in Unrealized Appreciation/Depreciation
Futures Contracts(7)	$3,224,099
Average Number of Contracts/Notional Amounts*
Futures Contracts(8)	1,150

*	Calculated based on the number of contracts or notional amounts for the six months ended May 31, 2022.
(1)	Statements of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Statements of Operations location: Net realized gain (loss) on swap contracts.
(5)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(6)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(7)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(8)	Amount represents number of contracts.

Notes to Financial Statements (continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by a counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

		Convertible Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$136,434	$–	$136,434
Repurchase Agreements	46,335,647	–	46,335,647
Total	$46,472,081	$–	$46,472,081

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$107,493	$(9,325)	$(98,168)	$–	$–
Morgan Stanley	28,941	–	–	–	28,941
Fixed Income Clearing Corp.	46,335,647	–	–	(46,335,647)	–
Total	$46,472,081	$(9,325)	$(98,168)	$(46,335,647)	$28,941

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$9,325	$–	$9,325
Total	$9,325	$–	$9,325

Notes to Financial Statements (continued)

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$9,325	$(9,325)	$–	$–	$–
Total	$9,325	$(9,325)	$–	$–	$–

		Core Fixed Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$6,935,295	$–	$6,935,295
Total	$6,935,295	$–	$6,935,295

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$6,935,295	$–	$–	$(6,935,295)	$–
Total	$6,935,295	$–	$–	$(6,935,295)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$3,065,635	$–	$3,065,635
Forward Foreign Currency Exchange Contracts	800,104	–	800,104
Total	$3,865,739	$–	$3,865,739

Notes to Financial Statements (continued)

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Citibank	$ 902,827	$–	$ (847,880)	$–	$54,947
Goldman Sachs	557,706	–	(557,706)	–	–
Morgan Stanley	1,605,102	–	(1,605,102)	–	–
Toronto Dominion Bank	800,104	–	(800,104)	–	–
Total	$3,865,739	$–	$(3,810,792)	$–	$54,947

		Core Plus Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,283	$–	$1,283
Repurchase Agreements	10,809,992	–	10,809,992
Total	$10,811,275	$–	$10,811,275

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$ 1,283	$–	$–	$ –	$1,283
Fixed Income Clearing Corp.	10,809,992	–	–	(10,809,992)	–
Total	$10,811,275	$–	$–	$(10,809,992)	$1,283

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$682,673	$–	$682,673
Forward Foreign Currency Exchange Contracts	90,202	–	90,202
Reverse Repurchase Agreement	126,680	–	126,680
Total	$899,555	$–	$899,555

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Barclays Bank plc	$126,680	$–	$–	$(126,680)	$–
Citibank	259,077	$–	(254,357)	–	4,720
Goldman Sachs	102,019	–	–	–	102,019
Morgan Stanley	321,577	–	(260,000)	–	61,577
Toronto Dominion Bank	90,202	–	–	–	90,202
Total	$899,555	$–	$(641,037)	$–	$258,518

Notes to Financial Statements (continued)

			Corporate Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$136,445	$–	$136,445
Total	$136,445	$–	$136,445

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$136,445	$–	$–	$(136,445)	$–
Total	$136,445	$–	$–	$(136,445)	$–

			Floating Rate Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$ 4,876,321	$–	$ 4,876,321
Repurchase Agreements	390,179,758	–	390,179,758
Total	$395,056,079	$–	$395,056,079

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$ 385,236	$(257,843)	$–	$–	$127,393
Barclays Capital	17,000,680	–	–	$(17,000,680)	–
Morgan Stanley	2,466,085	(2,466,085)	–	–	–
State Street Bank and Trust	1,924,271	(190,764)	(1,264,000)	(323,000)	146,507
TD Securities USA LLC	82,999,114	–	–	(82,999,114)	–
Toronto Dominion Bank	100,729	–	–	–	100,729
Fixed Income Clearing Corp.	290,179,964	–	–	(290,179,964)	–
Total	$395,056,079	$(2,914,692)	$(1,264,000)	$(390,502,758)	$374,629

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,281,223	$–	$1,281,223
Total Return Swap Contracts	18,999,783	–	18,999,783
Total	$20,281,006	$–	$20,281,006

Notes to Financial Statements (continued)

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$ 257,843	$ (257,843)	$ –	$–	$–
Barclays Bank plc	12,548,447	–	(12,548,447)	–	–
J.P. Morgan	402,972	–	(402,972)	–	–
Morgan Stanley	6,674,714	(2,466,085)	(4,208,629)	–	–
Standard Chartered Bank	206,266	–	(206,266)	–	–
State Street Bank and Trust	190,764	(190,764)	–	–	–
Total	$20,281,006	$(2,914,692)	$(17,366,314)	$–	$–

			High Yield Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$6,844,155	$–	$6,844,155
Total	$6,844,155	$–	$6,844,155

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$ 149,060	$–	$(149,060)	$–	$–
Morgan Stanley	2,403,843	(2,403,843)	–	–	–
State Street Bank and Trust	4,291,252	(513,651)	(1,730,000)	(1,853,000)	194,601
Total	$6,844,155	$(2,917,494)	$(1,879,060)	$(1,853,000)	$194,601

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$26,513,616	$–	$26,513,616
Forward Foreign Currency Exchange Contracts	1,153,376	–	1,153,376
Reverse Repurchase Agreement	1,041,306	–	1,041,306
Total Return Swap Contracts	625,451	–	625,451
Total	$29,333,749	$–	$29,333,749

Notes to Financial Statements (continued)

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Barclays Capital, Inc.	$ 1,356,697	$ –	$ (315,391)	$(1,041,306)	$–
Citibank	6,818,733	–	(6,818,733)	–	–
Goldman Sachs	1,925,174	–	(1,925,174)	–	–
JPMorgan	2,018,771	–	(1,970,000)	–	48,771
Merrill Lynch	1,367,919	–	(1,367,919)	–	–
Morgan Stanley	15,225,403	(2,403,843)	(12,700,000)	–	121,560
Standard Chartered Bank	107,401	–	–	–	107,401
State Street Bank and Trust	513,651	(513,651)	–	–	–
Total	$29,333,749	$(2,917,494)	$(25,097,217)	$(1,041,306)	$277,732

			Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$ 189,232	$–	$ 189,232
Repurchase Agreements	96,534,352	–	96,534,352
Total	$96,723,584	$–	$96,723,584

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$ 24,856	$–	$(24,856)	$ –	$ –
State Street Bank and Trust	164,376	–	(10,000)	–	154,376
Fixed Income Clearing Corp.	96,534,352	–	–	(96,534,352)	–
Total	$96,723,584	$–	$(34,856)	$(96,534,352)	$154,376

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$4,428,344	$–	$4,428,344
Reverse Repurchase Agreement	453,513		453,513
Total	$4,881,857	$–	$4,881,857

Notes to Financial Statements (continued)

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Barclays	$ 453,513	$–	$ –	$(453,513)	$ –
Citibank	1,340,561	–	$(1,340,561)	–	–
Goldman Sachs	802,551	–	(760,000)	–	42,551
Morgan Stanley	2,285,232	–	(2,270,000)	–	15,232
Total	$4,881,857	$–	$(4,370,561)	$(453,513)	$57,783

		Inflation Focused Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Consumer Price Index (“CPI”) Swaps	$ 70,493,176	$–	$ 70,493,176
Repurchase Agreements	87,236,906	–	87,236,906
Total	$157,730,082	$–	$157,730,082

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$ 30,245,374	$ (4,972,680)	$(24,480,000)	$ –	$ 792,694
Barclays Bank plc	19,384,522	(5,530,617)	(13,845,000)	–	8,905
Deutsche Bank AG	4,459,545	(4,459,545)	–	–	–
Goldman Sachs	12,013,037	(6,924,697)	(4,820,000)	–	268,340
J.P. Morgan	4,390,698	(1,255,813)	(2,970,000)	–	164,885
Fixed Income Clearing Corp.	87,236,906	–	–	(87,236,906)	–
Total	$157,730,082	$(23,143,352)	$(46,115,000)	$(87,236,906)	$1,234,824

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Consumer Price Index (“CPI”) Swaps	$31,078,469	$–	$31,078,469
Total	$31,078,469	$–	$31,078,469

Notes to Financial Statements (continued)

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$ 4,972,680	$ (4,972,680)	$ –	$–	$–
Barclays Bank plc	5,530,617	(5,530,617)	–	–	–
Credit Suisse	452,929	–	(452,929)	–	–
Deutsche Bank AG	11,941,733	(4,459,545)	(7,482,188)	–	–
Goldman Sachs	6,924,697	(6,924,697)	–	–	–
J.P. Morgan	1,255,813	(1,255,813)	–	–	–
Total	$31,078,469	$(23,143,352)	$(7,935,117)	$–	$–

		Short Duration Core Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$ 1,059	$–	$ 1,059
Repurchase Agreements	6,831,987	–	6,831,987
Total	$6,833,046	$–	$6,833,046

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Morgan Stanley	$ 1,059	$–	$–	$ –	$1,059
Fixed Income Clearing Corp.	6,831,987	–	–	$(6,831,987)	–
Total	$6,833,046	$–	$–	$(6,831,987)	$1,059

		Short Duration Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$ 545,622	$–	$ 545,622
Forward Foreign Currency Exchange Contracts	55,896	–	55,896
Repurchase Agreements	515,869,717	–	515,869,717
Total	$516,471,235	$–	$516,471,235

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$ 55,896	$ –	$(55,896)	$ –	$–
Citibank	382,822	(382,822)	–	–	–
Morgan Stanley	162,800	(162,800)	–	–	–
Fixed Income Clearing Corp.	515,869,717	–	–	(515,869,717)	–
Total	$516,471,235	$(545,622)	$(55,896)	$(515,869,717)	$–

Notes to Financial Statements (continued)

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$15,613,024	$–	$15,613,024
Total	$15,613,024	$–	$15,613,024

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Citibank	$ 2,233,260	$(382,822)	$ (1,606,846)	$–	$243,592
Goldman Sachs	6,442,004	–	(6,360,000)	–	82,004
Morgan Stanley	6,937,760	(162,800)	(6,600,000)	–	174,960
Total	$15,613,024	$(545,622)	$(14,566,846)	$–	$500,556

			Total Return Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$ 37,568	$–	$ 37,568
Repurchase Agreements	8,062,936	–	8,062,936
Total	$8,100,504	$–	$8,100,504

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$ 37,568	$–	$(37,568)	$ –	$–
Fixed Income Clearing Corp.	8,062,936	–	–	(8,062,936)	–
Total	$8,100,504	$–	$ –	$ (8100,504))	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$5,920,692	$–	$5,920,692
Forward Foreign Currency Exchange Contracts	773,160	–	773,160
Reverse Repurchase Agreement	589,061	–	589,061
Total	$7,282,913	$–	$7,282,913

Notes to Financial Statements (continued)

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Securities Collateral Pledged	Net Amount
Barclays	$ 589,061	$–	$ –	$(589,061)	$ –
Citibank	3,744,960	–	(3,744,960)	–	–
Goldman Sachs	578,109	–	(578,109)	–	–
Morgan Stanley	1,597,623	–	(1,580,000)	–	17,623
Toronto Dominion Bank	773,160	–	(773,160)	–	–
Total	$7,282,913	$–	$(6,676,229)	$(589,061)	$17,623

			Ultra Short Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$78,871,063	$–	$78,871,063
Total	$78,871,063	$–	$78,871,063

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Securities Collateral Received	Net Amount
Fixed Income Clearing Corp.	$78,871,063	$–	$–	$(78,871,063)	$–
Total	$78,871,063	$–	$–	$(78,871,063)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of May 31, 2022.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of May 31, 2022.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

Notes to Financial Statements (continued)

10.	LINE OF CREDIT

For the period ended May 31, 2022, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.275 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of Funds net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended May 31, 2022, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Funds net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended May 31, 2022, the High Yield Fund utilized the Facility on December 9, 2021 with an average borrowing of $28,389,975; the average interest rate during the period was 1.33% and total interest paid amounted to $1,049. High Yield Fund utilized the Facility multiple days for the period March 15, 2022 through March 20, 2022 with an average borrowing of $14,939,893; the average interest rate during this period was 1.42% and total interest paid amounted to $1,860.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended May 31, 2022, the following Funds participated as lenders in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, interest rate and interest income were as follows:

Fund	Average Amount Loaned	Average Interest Rate	Interest Income*
Convertible Fund	$28,384,382	0.55%	$424
Core Fixed Income Fund	27,817,878	0.55%	415
Floating Rate Fund	18,052,065	0.55%	1,043
Income Fund	39,460,169	0.61%	1,213
Inflation Focused Fund	25,618,710	0.61%	861
Short Duration Income Fund	44,506,487	0.55%	1,994
Total Return Fund	17,159,403	0.55%	256
Ultra Short Bond Fund	36,249,575	0.55%	1,624

*	Statements of Operations location: Interest earned from Interfund Lending.

Notes to Financial Statements (continued)

During the six months ended May 31, 2022, the following Funds participated as borrowers in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount borrowed, interest rate and interest expense were as follows:

Fund	Average Amount Borrowed	Average Interest Rate	Interest Expense*
Convertible Fund	$10,953,100	0.55%	$164
High Yield Fund	40,099,313	0.59%	16,510

*	Statements of Operations location: Interest paid from Interfund Lending.

12.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Funds, except for Inflation Focused Fund, have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on each Fund’s Statement of Operations

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of May 31, 2022, the Funds did not have any securities out on loan.

14.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities and to the changing prospects of individual companies and/or sectors in which the Funds invest. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to a Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments

Notes to Financial Statements (continued)

after the Fund purchases their securities. A default, or concerns in the market about an increased in risk of default may result in losses to each Fund. High-yield bonds are subject to greater price fluctuations and may result in increased liquidity risk and additional risks.

Certain instruments in which the Funds may invest may rely in some fashion upon LIBOR. On March 5, 2021 the United Kingdom Financial Conduct Authority (FCA) and LIBOR’s administrator, ICE Benchmark Administration (IBA), announced that most LIBOR settings will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR settings will no longer be published after June 30, 2023. Abandonment of or modification to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR and lead to significant short-term and long-term uncertainty and market instability.

Because the Ultra Short Bond Fund invests a significant portion of its assets in securities issued by companies in the financial services industry, developments affecting this industry may have a disproportionate impact on the Fund. Interest rate, risk credit, risk and the risk of regulatory changes in the financial services industry, among other risks, may have negative effect on companies in the financial services industry.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies and/or sectors in which the Fund invests.

Convertible Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund are subject to the general risks and considerations associated with investing in convertible securities which have both equity and fixed income risk characteristics including market, credit, liquidity and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. The cost of a Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Each Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other in addition to the

Notes to Financial Statements (continued)

risks associated with investing in derivatives discussed above. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

The Funds are subject to the risks of investing in credit default swap contracts. The risks associated with the Funds’ investment in credit default swaps are greater than if the Funds invested directly in the reference obligation because they are subject to liquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels in addition to the risks associated with investing in derivatives discussed above.

Each Fund’s exposure to inflation-linked investments, such as Treasury Inflation Protected Securities, may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

The Funds are subject to the risks of investing in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high- yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, Floating Rate Fund may invest up to 20% of its total assets in senior loans that are not secured by any specific collateral.

Each Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

Convertible Fund, Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund, Short Duration Income Fund and Total Return Fund are subject to the risks of investing in asset backed securities and mortgage related securities, including those of such Government sponsored enterprises as Fannie Mae and Freddie Mac. In addition, these Funds may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Notes to Financial Statements (continued)

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing their investment strategies and achieving their investment objectives.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in each Fund.

These factors, and others, can affect each Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Convertible Fund	Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,867,285	$28,573,718	8,838,225	$174,295,397
Converted from Class C*	252,975	3,740,333	179,706	3,508,875
Reinvestment of distributions	3,239,487	51,473,915	2,199,871	41,969,365
Shares reacquired	(5,477,634)	(82,977,343)	(6,372,913)	(123,833,622)
Increase (decrease)	(117,887)	$810,623	4,844,889	$95,940,015

Class C Shares
Shares sold	307,705	$4,706,662	1,536,045	$30,072,046
Reinvestment of distributions	621,518	9,755,928	428,793	8,107,902
Shares reacquired	(994,769)	(14,650,982)	(799,750)	(15,376,218)
Converted to Class A*	(256,090)	(3,740,333)	(181,419)	(3,508,875)
Increase (decrease)	(321,636)	$(3,928,725)	983,669	$19,294,855

Class F Shares
Shares sold	8,231,608	$124,479,144	33,266,945	$654,630,937
Reinvestment of distributions	6,297,790	100,154,077	4,299,466	82,067,054
Shares reacquired	(36,846,027)	(545,687,672)	(26,245,504)	(506,913,516)
Increase (decrease)	(22,316,629)	$(321,054,451)	11,320,907	$229,784,475

Notes to Financial Statements (continued)

Convertible Fund	Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30, 2021
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	253,233	$3,874,147	1,388,249	$27,728,724
Reinvestment of distributions	336,319	5,410,592	197,011	3,794,157
Shares reacquired	(831,294)	(12,802,551)	(768,561)	(15,114,984)
Increase (decrease)	(241,742)	$(3,517,812)	816,699	$16,407,897

Class I Shares
Shares sold	28,531,880	$398,660,801	11,382,641	$225,843,658
Reinvestment of distributions	2,363,730	37,914,121	2,309,299	44,400,039
Shares reacquired	(9,880,273)	(145,736,483)	(16,796,426)	(333,882,554)
Increase (decrease)	21,015,337	$290,838,439	(3,104,486)	$(63,638,857)

Class P Shares
Shares sold	2,628	$39,514	377	$7,658
Reinvestment of distributions	402	6,542	550	10,698
Shares reacquired	(2,653)	(39,745)	(2,255)	(44,572)
Increase (decrease)	377	$6,311	(1,328)	$(26,216)

Class R2 Shares
Shares sold	76	$1,065	6,032	$123,949
Reinvestment of distributions	847	13,782	342	6,653
Shares reacquired	(61)	(1,089)	(3,808)	(76,082)
Increase	862	$13,758	2,566	$54,520

Class R3 Shares
Shares sold	120,425	$1,789,977	779,583	$15,197,322
Reinvestment of distributions	351,038	5,536,693	199,477	3,781,842
Shares reacquired	(576,981)	(8,355,099)	(311,040)	(5,997,654)
Increase (decrease)	(105,518)	$(1,028,429)	668,020	$12,981,510

Class R4 Shares
Shares sold	2,979	$43,013	28,885	$572,114
Reinvestment of distributions	8,862	140,798	3,268	62,354
Shares reacquired	(5,497)	(75,960)	(4,771)	(92,330)
Increase	6,344	$107,851	27,382	$542,138

Class R5 Shares
Shares sold	16,515	$238,943	51,606	$1,045,670
Reinvestment of distributions	18,324	293,838	10,838	208,290
Shares reacquired	(17,816)	(266,335)	(27,808)	(547,421)
Increase	17,023	$266,446	34,636	$706,539

Class R6 Shares
Shares sold	78,837	$1,236,852	972,726	$18,901,996
Reinvestment of distributions	177,817	2,862,000	26,608	513,023
Shares reacquired	(81,396)	(1,270,008)	(132,324)	(2,585,675)
Increase	175,258	$2,828,844	867,010	$16,829,344

Notes to Financial Statements (continued)

Core Fixed Income Fund	Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,013,842	$31,611,768	10,665,974	$119,543,565
Converted from Class C*	122,176	1,282,318	287,008	3,193,063
Reinvestment of distributions	744,817	7,909,392	2,630,926	29,652,806
Shares reacquired	(9,040,530)	(94,337,306)	(13,453,573)	(150,363,645)
Increase (decrease)	(5,159,695)	$(53,533,828)	130,335	$2,025,789

Class C Shares
Shares sold	175,272	$1,812,462	284,612	$3,186,373
Reinvestment of distributions	25,510	271,153	159,704	1,795,351
Shares reacquired	(530,199)	(5,571,816)	(1,784,781)	(19,868,439)
Converted to Class A*	(122,737)	(1,282,318)	(288,309)	(3,193,063)
Decrease	(452,154)	$(4,770,519)	(1,628,774)	$(18,079,778)

Class F Shares
Shares sold	3,693,300	$39,385,372	14,669,082	$164,190,485
Reinvestment of distributions	380,450	4,057,374	1,464,189	16,497,583
Shares reacquired	(13,612,676)	(143,908,700)	(17,222,136)	(192,470,581)
Decrease	(9,538,926)	$(100,465,954)	(1,088,865)	$(11,782,513)

Class F3 Shares
Shares sold	4,428,525	$46,692,873	12,251,293	$137,126,446
Reinvestment of distributions	592,966	6,284,115	1,724,729	19,423,083
Shares reacquired	(5,923,492)	(62,002,891)	(8,464,176)	(94,571,925)
Increase (decrease)	(902,001)	$(9,025,903)	5,511,846	$61,977,604

Class I Shares
Shares sold	10,471,313	$109,957,561	11,746,634	$131,695,079
Reinvestment of distributions	756,772	8,003,995	2,072,253	23,322,632
Shares reacquired	(3,090,141)	(32,396,125)	(8,046,444)	(90,183,328)
Increase	8,137,944	$85,565,431	5,772,443	$64,834,383

Class R2 Shares
Shares sold	3,976	$42,021	55,527	$615,962
Reinvestment of distributions	614	6,615	1,687	18,999
Shares reacquired	(43,635)	(471,841)	(19,011)	(214,646)
Increase (decrease)	(39,045)	$(423,205)	38,203	$420,315

Class R3 Shares
Shares sold	33,851	$360,138	163,907	$1,835,402
Reinvestment of distributions	9,199	98,105	41,266	465,460
Shares reacquired	(209,672)	(2,196,584)	(354,883)	(3,986,728)
Decrease	(166,622)	$(1,738,341)	(149,710)	$(1,685,866)

Class R4 Shares
Shares sold	81,520	$858,266	357,824	$4,005,894
Reinvestment of distributions	10,135	107,627	35,045	394,933
Shares reacquired	(159,804)	(1,689,867)	(361,883)	(4,055,408)
Increase (decrease)	(68,149)	$(723,974)	30,986	$345,419

Notes to Financial Statements (continued)

Core Fixed Income Fund	Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30, 2021
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	57,108	$577,577	50,934	$570,141
Reinvestment of distributions	1,937	20,514	4,451	50,110
Shares reacquired	(7,348)	(78,352)	(15,899)	(176,795)
Increase	51,697	$519,739	39,486	$443,456

Class R6 Shares
Shares sold	857,602	$9,213,462	363,171	$4,102,278
Reinvestment of distributions	44,884	472,815	137,142	1,543,770
Shares reacquired	(94,717)	(1,005,131)	(588,254)	(6,565,330)
Increase (decrease)	807,769	$8,681,146	(87,941)	$(919,282)

Core Plus Bond Fund		Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,345,554	$33,875,972	2,435,277	$37,776,792
Converted from Class C*	6,480	95,219	7,545	117,283
Reinvestment of distributions	77,391	1,116,449	158,997	2,467,236
Shares reacquired	(1,235,342)	(18,109,733)	(1,314,450)	(20,325,939)
Increase	1,194,083	$16,977,907	1,287,369	$20,035,372

Class C Shares
Shares sold	45,124	$667,694	104,867	$1,627,599
Reinvestment of distributions	3,836	55,708	11,655	181,111
Shares reacquired	(83,573)	(1,221,270)	(118,627)	(1,836,400)
Converted to Class A*	(6,478)	(95,219)	(7,542)	(117,283)
Decrease	(41,091)	$(593,087)	(9,647)	$(144,973)

Class F Shares
Shares sold	7,989,505	$114,424,084	13,276,593	$205,351,399
Reinvestment of distributions	253,521	3,676,768	466,841	7,238,315
Shares reacquired	(9,617,647)	(138,461,021)	(7,367,686)	(113,798,937)
Increase (decrease)	(1,374,621)	$(20,360,169)	6,375,748	$98,790,777

Class F3 Shares
Shares sold	1,075,334	$15,714,171	1,958,120	$30,308,730
Reinvestment of distributions	36,933	534,177	38,049	589,463
Shares reacquired	(785,780)	(11,284,089)	(291,018)	(4,500,910)
Increase	326,487	$4,964,259	1,705,151	$26,397,283

Class I Shares
Shares sold	5,649,529	$80,263,088	913,824	$14,211,992
Reinvestment of distributions	36,651	519,221	70,406	1,093,569
Shares reacquired	(1,071,659)	(15,285,249)	(2,347,116)	(36,000,612)
Increase (decrease)	4,614,521	$65,497,060	(1,362,886)	$(20,695,051)

Notes to Financial Statements (continued)

Core Plus Bond Fund	Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30, 2021
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	692	$10,213	2,450	$38,177
Reinvestment of distributions	141	2,039	320	4,960
Shares reacquired	(88)	(1,301)	(275)	(4,287)
Increase	745	$10,951	2,495	$38,850

Class R4 Shares
Shares sold	3,705	$54,077	7,137	$111,188
Reinvestment of distributions	359	5,201	724	11,234
Shares reacquired	(9,097)	(125,030)	(83)	(1,267)
Increase (decrease)	(5,033)	$(65,752)	7,778	$121,155

Class R5 Shares
Shares sold	62	$924	–	$–
Reinvestment of distributions	1	10	–	1
Shares reacquired	(1)	(9)	–	(3)
Increase (decrease)	62	$925	–	$(2)

Class R6 Shares
Shares sold	226,331	$3,157,750	14,501	$225,069
Reinvestment of distributions	1,986	28,136	2,620	40,652
Shares reacquired	(34,577)	(476,469)	(6,318)	(97,441)
Increase	193,740	$2,709,417	10,803	$168,280

Corporate Bond Fund		Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	10,634	$98,760	185,094	$1,941,844
Converted from Class C*	–	–	2,068	21,027
Reinvestment of distributions	7,237	71,652	10,917	114,257
Shares reacquired	(92,886)	(905,684)	(153,091)	(1,578,569)
Increase (decrease)	(75,015)	$(735,272)	44,988	$498,559

Class C Shares
Shares sold	649	$6,593	16,108	$170,018
Reinvestment of distributions	1,513	14,989	2,930	30,722
Shares reacquired	(12,030)	(113,868)	(37,707)	(393,432)
Converted to Class A*	–	–	(2,068)	(21,027)
Decrease	(9,868)	$(92,286)	(20,737)	$(213,719)

Class F Shares
Shares sold	39,515	$380,400	109,682	$1,142,316
Reinvestment of distributions	9,230	91,856	11,948	125,320
Shares reacquired	(336,123)	(3,334,777)	(43,427)	(455,067)
Increase (decrease)	(287,378)	$(2,862,521)	78,203	$812,569

Notes to Financial Statements (continued)

Corporate Bond Fund	Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30, 2021
Class F3 Shares	Shares	Amount	Shares	Amount
Shares reacquired	(4,812)	(50,000)	–	–
Decrease	(4,812)	$(50,000)	–	$–

Class I Shares
Shares sold	–	$–	1,403	$14,840
Reinvestment of distributions	441	4,333	647	6,771
Shares reacquired	(1,704)	(17,461)	(494)	(5,173)
Increase (decrease)	(1,263)	$(13,128)	1,556	$16,438

Class R2 Shares
Shares sold	4	$39	5	$56
Reinvestment of distributions	–	2	–	–
Shares reacquired	–	(1)	–	(1)
Increase	4	$40	5	$55

Class R3 Shares
Shares sold	4,077	$36,030	1,070	$11,108
Reinvestment of distributions	128	1,259	131	1,375
Shares reacquired	(4)	(43)	(7)	(74)
Increase	4,201	$37,246	1,194	$12,409

Class R4 Shares
Shares sold	–	$–	–	$–
Reinvestment of distributions	–	–	–	–
Shares reacquired	–	–	–	–
Increase	–	$–	–	$–

Class R5 Shares
Shares sold	152	$1,502	–	$–
Reinvestment of distributions	–	5	–	–
Shares reacquired	(152)	(1,448)	–	–
Increase	–	$59	–	$–

Class R6 Shares
Shares sold	201	$1,911	595	$6,173
Reinvestment of distributions	114	1,122	135	1,412
Shares reacquired	(4,822)	(50,096)	(16)	(167)
Increase (decrease)	(4,507)	$(47,063)	714	$7,418

Notes to Financial Statements (continued)

Floating Rate Fund	Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	72,374,031	$603,306,585	70,847,868	$594,915,418
Converted from Class C*	4,176,121	34,643,564	9,767,096	82,006,518
Reinvestment of distributions	3,892,967	32,244,971	7,345,121	61,637,264
Shares reacquired	(55,160,383)	(456,749,860)	(69,588,714)	(582,705,688)
Increase	25,282,736	$213,445,260	18,371,371	$155,853,512

Class C Shares
Shares sold	13,674,815	$113,976,410	10,967,468	$92,170,716
Reinvestment of distributions	813,620	6,746,525	1,925,648	16,160,520
Shares reacquired	(6,666,967)	(55,371,961)	(18,638,211)	(156,235,798)
Converted to Class A*	(4,172,246)	(34,643,564)	(9,758,678)	(82,006,518)
Increase (decrease)	3,649,222	$30,707,410	(15,503,773)	$(129,911,080)

Class F Shares
Shares sold	207,722,644	$1,731,430,890	210,990,966	$1,769,590,962
Reinvestment of distributions	5,110,670	42,316,988	9,078,458	76,117,529
Shares reacquired	(321,178,139)	(2,659,961,921)	(133,896,233)	(1,120,582,117)
Increase (decrease)	(108,344,825)	$(886,214,043)	86,173,191	$725,126,374

Class F3 Shares
Shares sold	16,338,119	$136,259,955	8,474,462	$71,297,602
Reinvestment of distributions	432,637	3,582,281	540,485	4,542,901
Shares reacquired	(4,731,409)	(39,070,136)	(3,688,320)	(30,961,663)
Increase	12,039,347	$100,772,100	5,326,627	$44,878,840

Class I Shares
Shares sold	425,945,186	$3,545,871,027	69,936,987	$587,730,859
Reinvestment of distributions	4,554,671	37,693,027	4,496,344	37,751,554
Shares reacquired	(156,413,037)	(1,293,107,900)	(43,284,598)	(362,661,196)
Increase	274,086,820	$2,290,456,154	31,148,733	$262,821,217

Class R2 Shares
Shares sold	16,348	$136,566	40,586	$340,594
Reinvestment of distributions	1,964	16,290	3,957	33,225
Shares reacquired	(3,767)	(31,002)	(54,436)	(456,761)
Increase (decrease)	14,545	$121,854	(9,893)	$(82,942)

Class R3 Shares
Shares sold	5,121,983	$42,327,559	1,667,118	$14,008,818
Reinvestment of distributions	123,241	1,019,089	198,695	1,667,940
Shares reacquired	(767,335)	(6,373,754)	(964,814)	(8,087,543)
Increase	4,477,889	$36,972,894	900,999	$7,589,215

Notes to Financial Statements (continued)

Floating Rate Fund	Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30, 2021
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	146,228	$1,222,647	82,782	$695,249
Reinvestment of distributions	4,108	34,023	8,967	75,220
Shares reacquired	(113,674)	(947,123)	(131,823)	(1,107,228)
Increase (decrease)	36,662	$309,547	(40,074)	$(336,759)

Class R5 Shares
Shares sold	137,565	$1,145,041	398,189	$3,349,757
Reinvestment of distributions	5,852	48,612	16,238	136,348
Shares reacquired	(215,611)	(1,783,282)	(671,012)	(5,639,854)
Decrease	(72,194)	$(589,629)	(256,585)	$(2,153,749)

Class R6 Shares
Shares sold	1,133,823	$9,418,108	2,160,379	$18,127,016
Reinvestment of distributions	199,827	1,658,734	519,585	4,363,259
Shares reacquired	(2,534,246)	(21,095,056)	(6,436,240)	(54,028,809)
Decrease	(1,200,596)	$(10,018,214)	(3,756,276)	$(31,538,534)

High Yield Fund		Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	14,009,217	$99,905,188	35,201,499	$264,367,952
Converted from Class C*	1,485,081	10,389,520	1,910,817	14,337,393
Reinvestment of distributions	3,572,416	25,196,513	6,688,340	50,255,598
Shares reacquired	(30,977,632)	(218,877,685)	(52,446,667)	(393,724,754)
Decrease	(11,910,918)	$(83,386,464)	(8,646,011)	$(64,763,811)

Class C Shares
Shares sold	1,032,605	$7,381,001	4,371,896	$32,702,170
Reinvestment of distributions	785,154	5,509,672	1,440,898	10,767,697
Shares reacquired	(4,629,032)	(32,329,872)	(8,428,793)	(62,988,463)
Converted to Class A*	(1,492,405)	(10,389,520)	(1,921,059)	(14,337,393)
Decrease	(4,303,678)	$(29,828,719)	(4,537,058)	$(33,855,989)

Class F Shares
Shares sold	36,362,456	$257,533,357	102,461,925	$768,750,074
Reinvestment of distributions	7,192,128	50,785,528	13,344,832	100,148,223
Shares reacquired	(137,238,816)	(953,697,489)	(101,478,230)	(761,015,489)
Increase (decrease)	(93,684,232)	$(645,378,604)	14,328,527	$107,882,808

Class F3 Shares
Shares sold	8,818,038	$62,798,393	32,270,266	$243,319,676
Reinvestment of distributions	2,733,692	19,370,188	8,848,265	66,625,138
Shares reacquired	(18,565,058)	(132,409,568)	(212,661,038)	(1,602,908,012)
Decrease	(7,013,328)	$(50,240,987)	(171,542,507)	$(1,292,963,198)

Notes to Financial Statements (continued)

High Yield Fund	Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30, 2021
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	105,605,542	$746,545,105	76,491,846	$576,745,229
Reinvestment of distributions	6,408,690	45,444,006	10,963,627	82,753,464
Shares reacquired	(128,353,501)	(898,669,677)	(78,476,325)	(591,873,491)
Increase (decrease)	(16,339,269)	$(106,680,566)	8,979,148	$67,625,202

Class P Shares
Shares sold	168	$1,221	419	$3,205
Reinvestment of distributions	129	929	277	2,108
Shares reacquired	(6,098)	(41,656)	(2,165)	(16,322)
Decrease	(5,801)	$(39,506)	(1,469)	$(11,009)

Class R2 Shares
Shares sold	82,710	$590,248	369,227	$2,787,025
Reinvestment of distributions	20,119	142,680	33,329	251,851
Shares reacquired	(160,370)	(1,162,840)	(455,104)	(3,428,803)
Decrease	(57,541)	$(429,912)	(52,548)	$(389,927)

Class R3 Shares
Shares sold	1,985,419	$14,515,146	3,060,729	$23,151,999
Reinvestment of distributions	413,905	2,933,895	672,087	5,076,622
Shares reacquired	(2,264,336)	(16,005,928)	(4,139,075)	(31,227,579)
Increase (decrease)	134,988	$1,443,113	(406,259)	$(2,998,958)

Class R4 Shares
Shares sold	1,767,014	$12,618,163	4,403,524	$33,058,825
Reinvestment of distributions	252,964	1,783,106	499,146	3,748,665
Shares reacquired	(2,577,191)	(18,411,326)	(7,389,802)	(55,482,815)
Decrease	(557,213)	$(4,010,057)	(2,487,132)	$(18,675,325)

Class R5 Shares
Shares sold	2,645,903	$18,989,941	7,540,132	$57,015,450
Reinvestment of distributions	1,001,712	7,085,532	1,627,911	12,281,825
Shares reacquired	(4,548,189)	(32,162,748)	(8,243,811)	(61,884,881)
Increase (decrease)	(900,574)	$(6,087,275)	924,232	$7,412,394

Class R6 Shares
Shares sold	12,091,127	$85,904,182	29,333,655	$221,706,022
Reinvestment of distributions	2,458,886	17,417,599	4,214,333	31,816,393
Shares reacquired	(20,520,351)	(146,357,134)	(27,338,088)	(206,408,207)
Increase (decrease)	(5,970,338)	$(43,035,353)	6,209,900	$47,114,208

Notes to Financial Statements (continued)

Income Fund	Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	31,272,156	$87,712,739	74,924,736	$224,544,836
Converted from Class C*	1,421,838	3,874,335	4,685,702	14,024,020
Reinvestment of distributions	13,068,844	37,133,169	11,700,147	35,049,259
Shares reacquired	(58,079,486)	(159,832,214)	(73,278,649)	(219,290,688)
Increase (decrease)	(12,316,648)	$(31,111,971)	18,031,936	$54,327,427

Class C Shares
Shares sold	758,673	$2,132,115	3,308,724	$9,972,263
Reinvestment of distributions	756,253	2,171,866	715,722	2,152,260
Shares reacquired	(4,289,298)	(11,889,839)	(7,986,625)	(24,006,282)
Converted to Class A*	(1,415,776)	(3,874,335)	(4,670,096)	(14,024,020)
Decrease	(4,190,148)	$(11,460,193)	(8,632,275)	$(25,905,779)

Class F Shares
Shares sold	16,225,187	$45,678,869	66,348,099	$198,816,209
Reinvestment of distributions	4,865,029	13,972,338	5,184,030	15,532,153
Shares reacquired	(133,041,404)	(368,316,605)	(70,222,604)	(210,223,140)
Increase (decrease)	(111,951,188)	$(308,665,398)	1,309,525	$4,125,222

Class F3 Shares
Shares sold	75,059,690	$210,682,863	129,476,964	$387,986,205
Reinvestment of distributions	11,931,966	33,793,663	9,079,711	27,200,930
Shares reacquired	(60,782,218)	(165,478,781)	(48,906,705)	(146,409,637)
Increase	26,209,438	$78,997,745	89,649,970	$268,777,498

Class I Shares
Shares sold	128,315,174	$352,190,959	15,827,037	$47,567,746
Reinvestment of distributions	2,279,672	6,324,533	1,489,424	4,463,106
Shares reacquired	(33,367,562)	(90,136,196)	(23,676,325)	(70,381,845)
Increase (decrease)	97,227,284	$268,379,296	(6,359,864)	$(18,350,993)

Class R2 Shares
Shares sold	22,399	$64,853	112,921	$342,693
Reinvestment of distributions	13,825	39,624	12,166	36,716
Shares reacquired	(18,018)	(51,431)	(247,326)	(749,642)
Increase (decrease)	18,206	$53,046	(122,239)	$(370,233)

Class R3 Shares
Shares sold	2,387,355	$6,858,237	3,855,986	$11,589,654
Reinvestment of distributions	611,327	1,741,986	497,374	1,495,008
Shares reacquired	(1,627,407)	(4,517,726)	(3,129,824)	(9,416,813)
Increase	1,371,275	$4,082,497	1,223,536	$3,667,849

Class R4 Shares
Shares sold	282,657	$779,327	547,096	$1,640,557
Reinvestment of distributions	19,092	54,130	21,073	63,173
Shares reacquired	(202,875)	(558,376)	(2,121,048)	(6,317,159)
Increase (decrease)	98,874	$275,081	(1,552,879)	$(4,613,429)

Notes to Financial Statements (continued)

Income Fund	Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30, 2021
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	290,320	$807,593	528,663	$1,580,637
Reinvestment of distributions	19,408	55,114	19,465	58,361
Shares reacquired	(247,377)	(682,082)	(612,910)	(1,829,498)
Increase (decrease)	62,351	$180,625	(64,782)	$(190,500)

Class R6 Shares
Shares sold	2,505,531	$6,997,014	6,544,355	$19,586,648
Reinvestment of distributions	355,772	1,008,634	318,842	955,030
Shares reacquired	(2,757,305)	(7,490,259)	(5,241,405)	(15,685,649)
Increase	103,998	$515,389	1,621,792	$4,856,029

Inflation Focused Fund		Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	18,712,755	$232,004,763	41,935,852	$511,771,404
Converted from Class C*	155,815	1,928,360	295,272	3,536,718
Reinvestment of distributions	671,931	8,324,340	525,102	6,415,395
Shares reacquired	(12,624,007)	(156,085,981)	(5,642,443)	(68,578,309)
Increase	6,916,494	$86,171,482	37,113,783	$453,145,208

Class C Shares
Shares sold	3,031,898	$37,659,017	6,494,253	$79,716,782
Reinvestment of distributions	82,525	1,022,932	52,333	639,134
Shares reacquired	(875,781)	(10,801,390)	(381,482)	(4,625,581)
Converted to Class A*	(155,629)	(1,928,360)	(294,900)	(3,536,718)
Increase	2,083,013	$25,952,199	5,870,204	$72,193,617

Class F Shares
Shares sold	62,286,242	$773,339,999	146,237,476	$1,792,663,718
Reinvestment of distributions	1,769,413	21,973,572	1,492,080	18,318,334
Shares reacquired	(114,634,605)	(1,411,832,252)	(18,353,878)	(225,317,052)
Increase (decrease)	(50,578,950)	$(616,518,681)	129,375,678	$1,585,665,000

Class F3 Shares
Shares sold	19,306,035	$239,361,551	18,929,537	$233,059,102
Reinvestment of distributions	400,011	4,956,371	154,434	1,901,674
Shares reacquired	(5,199,640)	(64,208,418)	(817,208)	(10,001,550)
Increase	14,506,406	$180,109,504	18,266,763	$224,959,226

Class I Shares
Shares sold	95,603,288	$1,175,182,672	61,295,381	$751,761,704
Reinvestment of distributions	1,473,268	18,232,971	1,242,207	15,123,194
Shares reacquired	(40,126,796)	(495,391,096)	(9,885,382)	(120,346,454)
Increase	56,949,760	$698,024,547	52,652,206	$646,538,444

Notes to Financial Statements (continued)

Inflation Focused Fund	Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30, 2021
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	9,690	$118,810	110	$1,334
Reinvestment of distributions	54	666	48	577
Shares reacquired	(2,628)	(32,068)	(14,820)	(173,969)
Increase (decrease)	7,116	$87,408	(14,662)	$(172,058)

Class R3 Shares
Shares sold	1,327	$16,508	25,308	$307,456
Reinvestment of distributions	368	4,554	568	6,876
Shares reacquired	(3,063)	(38,065)	(13,465)	(164,364)
Increase (decrease)	(1,368)	$(17,003)	12,411	$149,968

Class R4 Shares
Shares sold	5,726	$70,928	65,653	$794,102
Reinvestment of distributions	1,434	17,762	2,180	26,431
Shares reacquired	(28,397)	(351,694)	(55,837)	(676,881)
Increase (decrease)	(21,237)	$(263,004)	11,996	$143,652

Class R5 Shares
Shares sold	27,772	$341,277	13,642	$167,922
Reinvestment of distributions	256	3,156	257	3,124
Shares reacquired	(10,901)	(134,965)	(4,405)	(52,872)
Increase	17,127	$209,468	9,494	$118,174

Class R6 Shares
Shares sold	231,954	$2,871,602	461,544	$5,560,729
Reinvestment of distributions	13,803	171,001	27,273	330,070
Shares reacquired	(483,678)	(6,006,591)	(425,112)	(5,140,617)
Increase (decrease)	(237,921)	$(2,963,988)	63,705	$750,182

*	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Short Duration Core Bond Fund	Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,339,156	$12,734,219	3,777,149	$37,332,636
Converted from Class C*	850	8,164	12,660	124,444
Reinvestment of distributions	45,208	431,262	73,908	728,472
Shares reacquired	(2,202,639)	(21,023,726)	(2,266,963)	(22,386,471)
Increase (decrease)	(817,425)	$(7,850,081)	1,596,754	$15,799,081

Class C Shares
Shares sold	146,005	$1,397,193	161,545	$1,595,182
Reinvestment of distributions	2,758	26,228	4,399	43,353
Shares reacquired	(172,356)	(1,646,359)	(179,232)	(1,768,687)
Converted to Class A*	(851)	(8,164)	(12,662)	(124,444)
Decrease	(24,444)	$(231,102)	(25,950)	$(254,596)

Notes to Financial Statements (continued)

Short Duration Core Bond Fund	Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30, 2021
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	3,060,866	$29,246,570	10,196,561	$100,685,925
Reinvestment of distributions	104,116	992,391	181,120	1,784,299
Shares reacquired	(6,140,017)	(58,520,712)	(8,082,328)	(79,731,097)
Increase (decrease)	(2,975,035)	$(28,281,751)	2,295,353	$22,739,127

Class F3 Shares
Shares sold	718,638	$6,741,005	50,505	$500,000
Reinvestment of distributions	1,546	14,597	903	8,893
Shares reacquired	(2,161)	(20,702)	–	–
Increase	718,023	$6,734,900	51,408	$508,893

Class I Shares
Shares sold	12,744,528	$123,497,307	2,826,490	$27,863,515
Reinvestment of distributions	109,975	1,046,119	25,102	246,972
Shares reacquired	(5,341,261)	(50,689,781)	(587,218)	(5,778,782)
Increase	7,513,242	$73,853,645	2,264,374	$22,331,705

Class R3 Shares
Shares sold	58,985	$552,029	1,907	$18,827
Reinvestment of distributions	100	946	76	751
Shares reacquired	(398)	(3,768)	(5,686)	(56,234)
Increase (decrease)	58,687	$549,207	(3,703)	$(36,656)

Class R4 Shares
Shares sold	–	$–	–	$–
Reinvestment of distributions	–	–	–	–
Shares reacquired	–	–	–	–
Increase (decrease)	–	$–	–	$–

Class R5 Shares
Shares sold	–	$–	–	$–
Reinvestment of distributions	–	–	–	–
Shares reacquired	–	–	–	–
Increase (decrease)	–	$–	–	$–

Class R6 Shares
Shares sold	2,199	$21,210	10,092	$99,232
Reinvestment of distributions	1,122	10,694	1,815	17,880
Shares reacquired	(9,319)	(89,656)	(5,389)	(53,305)
Increase (decrease)	(5,998)	$(57,752)	6,518	$63,807

Notes to Financial Statements (continued)

Short Duration Income Fund	Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	303,899,598	$1,239,425,447	957,059,326	$4,022,410,417
Converted from Class C*	32,064,756	130,004,437	72,771,884	305,709,471
Reinvestment of distributions	33,199,064	134,549,387	64,591,613	271,205,753
Shares reacquired	(732,180,709)	(2,977,276,108)	(918,802,573)	(3,859,945,250)
Increase (decrease)	(363,017,291)	$(1,473,296,837)	175,620,250	$739,380,391

Class C Shares
Shares sold	29,817,551	$122,433,364	170,862,416	$722,605,248
Reinvestment of distributions	6,261,737	25,529,242	13,581,225	57,401,321
Shares reacquired	(137,502,180)	(562,196,979)	(231,916,852)	(980,221,549)
Converted to Class A*	(31,867,616)	(130,004,437)	(72,333,411)	(305,709,471)
Decrease	(133,290,508)	$(544,238,810)	(119,806,622)	$(505,924,451)

Class F Shares
Shares sold	1,262,362,051	$5,143,570,991	2,967,600,484	$12,461,510,216
Reinvestment of distributions	56,584,784	229,689,714	121,499,361	509,896,090
Shares reacquired	(4,639,558,298)	(18,752,355,958)	(2,242,556,542)	(9,414,956,448)
Increase (decrease)	(3,320,611,463)	$(13,379,095,253)	846,543,303	$3,556,449,858

Class F3 Shares
Shares sold	437,985,317	$1,786,654,920	549,283,667	$2,310,488,236
Reinvestment of distributions	17,161,280	69,531,407	26,834,710	112,837,928
Shares reacquired	(262,588,461)	(1,064,786,035)	(395,770,753)	(1,663,906,113)
Increase	192,558,136	$791,400,292	180,347,624	$759,420,051

Class I Shares
Shares sold	4,030,207,180	$16,257,806,955	1,553,797,745	$6,520,845,375
Reinvestment of distributions	46,825,022	189,035,603	60,833,603	255,234,900
Shares reacquired	(1,249,739,824)	(5,060,840,481)	(953,347,806)	(4,000,174,954)
Increase	2,827,292,378	$11,386,002,077	661,283,542	$2,775,905,321

Class R2 Shares
Shares sold	226,356	$919,280	574,518	$2,416,685
Reinvestment of distributions	20,897	84,647	41,829	175,846
Shares reacquired	(377,694)	(1,540,908)	(1,550,672)	(6,522,544)
Decrease	(130,441)	$(536,981)	(934,325)	$(3,930,013)

Class R3 Shares
Shares sold	9,565,183	$39,090,116	25,752,786	$108,302,140
Reinvestment of distributions	1,073,965	4,355,235	1,967,013	8,269,040
Shares reacquired	(12,572,204)	(51,216,351)	(20,857,093)	(87,663,993)
Increase (decrease)	(1,933,056)	$(7,771,000)	6,862,706	$28,907,187

Class R4 Shares
Shares sold	10,307,639	$42,014,128	17,197,108	$72,362,105
Reinvestment of distributions	382,348	1,549,710	668,051	2,810,370
Shares reacquired	(8,530,038)	(34,763,637)	(17,062,650)	(71,845,588)
Increase	2,159,949	$8,800,201	802,509	$3,326,887

Notes to Financial Statements (continued)

Short Duration Income Fund	Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30, 2021
Class R5 Shares
Shares sold	3,125,166	$12,685,007	7,257,964	$30,437,170
Reinvestment of distributions	184,379	745,000	378,499	1,587,056
Shares reacquired	(3,024,177)	(12,282,419)	(8,969,330)	(37,622,421)
Increase (decrease)	285,368	$1,147,588	(1,332,867)	$(5,598,195)

Class R6 Shares
Shares sold	92,966,675	$376,061,723	93,338,490	$392,028,691
Reinvestment of distributions	3,195,753	12,942,254	5,447,940	22,863,683
Shares reacquired	(85,025,408)	(343,353,388)	(63,662,505)	(267,397,055)
Increase	11,137,020	$45,650,589	35,123,925	$147,495,319

Total Return Fund		Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,732,513	$57,068,867	17,942,529	$190,511,422
Converted from Class C*	259,575	2,559,097	398,592	4,220,753
Reinvestment of distributions	2,103,397	21,166,997	4,903,044	52,187,203
Shares reacquired	(15,548,876)	(153,797,682)	(29,791,268)	(316,106,763)
Decrease	(7,453,391)	$(73,002,721)	(6,547,103)	$(69,187,385)

Class C Shares
Shares sold	190,332	$1,895,840	484,118	$5,154,965
Reinvestment of distributions	78,156	789,405	235,826	2,512,605
Shares reacquired	(853,185)	(8,426,751)	(2,464,392)	(26,094,816)
Converted to Class A*	(259,812)	(2,559,097)	(398,969)	(4,220,753)
Decrease	(844,509)	$(8,300,603)	(2,143,417)	$(22,647,999)

Class F Shares
Shares sold	6,923,714	$69,348,314	25,453,059	$270,208,824
Reinvestment of distributions	1,468,621	14,836,270	3,616,161	38,478,269
Shares reacquired	(49,243,162)	(484,946,031)	(21,402,212)	(226,872,160)
Increase (decrease)	(40,850,827)	$(400,761,447)	7,667,008	$81,814,933

Class F3 Shares
Shares sold	8,602,187	$86,015,652	23,684,679	$251,205,279
Reinvestment of distributions	1,661,513	16,696,223	3,332,896	35,474,033
Shares reacquired	(12,189,239)	(120,209,139)	(14,362,053)	(152,180,367)
Increase (decrease)	(1,925,539)	$(17,497,264)	12,655,522	$134,498,945

Class I Shares
Shares sold	22,358,823	$217,690,184	13,995,434	$149,170,987
Reinvestment of distributions	823,801	8,265,261	1,572,829	16,766,843
Shares reacquired	(6,735,516)	(66,227,670)	(12,446,700)	(132,132,161)
Increase	16,447,108	$159,727,775	3,121,563	$33,805,669

Notes to Financial Statements (continued)

Total Return Fund	Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30, 2021
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	2,505	$25,224	16,884	$180,379
Reinvestment of distributions	1,123	11,377	2,398	25,666
Shares reacquired	(13,482)	(129,608)	(12,385)	(132,003)
Increase (decrease)	(9,854)	$(93,007)	6,897	$74,042

Class R2 Shares
Shares sold	6,141	$61,458	43,685	$464,047
Reinvestment of distributions	2,273	22,942	5,821	61,996
Shares reacquired	(43,868)	(430,607)	(118,205)	(1,256,359)
Decrease	(35,454)	$(346,207)	(68,699)	$(730,316)

Class R3 Shares
Shares sold	290,191	$2,885,626	1,126,048	$11,974,725
Reinvestment of distributions	59,809	602,696	253,652	2,704,114
Shares reacquired	(461,174)	(4,585,175)	(5,620,810)	(59,892,552)
Decrease	(111,174)	$(1,096,853)	(4,241,110)	$(45,213,713)

Class R4 Shares
Shares sold	563,445	$5,635,638	1,973,453	$20,956,107
Reinvestment of distributions	32,915	331,080	103,214	1,099,091
Shares reacquired	(947,580)	(9,589,464)	(3,288,428)	(34,746,885)
Decrease	(351,220)	$(3,622,746)	(1,211,761)	$(12,691,687)

Class R5 Shares
Shares sold	910,636	$9,314,740	1,478,286	$15,732,346
Reinvestment of distributions	132,237	1,330,803	364,187	3,880,733
Shares reacquired	(1,290,026)	(12,780,172)	(4,454,550)	(47,430,148)
Decrease	(247,153)	$(2,134,629)	(2,612,077)	$(27,817,069)

Class R6 Shares
Shares sold	3,482,039	$34,284,616	6,968,509	$74,053,703
Reinvestment of distributions	426,525	4,290,119	1,084,454	11,550,669
Shares reacquired	(4,822,772)	(48,246,064)	(11,114,907)	(118,063,420)
Decrease	(914,208)	$(9,671,329)	(3,061,944)	$(32,459,048)

Ultra Short Bond Fund	Six Months Ended May 31, 2022 (unaudited)			Year Ended November 30, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	153,964,841	$1,534,350,157	607,828,859	$6,097,215,028
Reinvestment of distributions	2,897,016	28,742,536	4,032,930	40,438,554
Shares reacquired	(409,502,027)	(4,069,335,011)	(833,349,467)	(8,358,572,837)
Decrease	(252,640,170)	$(2,506,242,318)	(221,487,678)	$(2,220,919,255)

Notes to Financial Statements (concluded)

Ultra Short Bond Fund	Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30, 2021
Class A1 Shares	Shares	Amount	Shares	Amount
Shares sold	106,817	$1,065,714	334,126	$3,352,608
Reinvestment of distributions	2,661	26,443	4,258	42,703
Shares reacquired	(790,794)	(7,866,204)	(947,144)	(9,501,049)
Decrease	(681,316)	$(6,774,047)	(608,760)	$(6,105,738)

Class F Shares
Shares sold	129,405,220	$1,287,667,318	384,732,142	$3,859,631,760
Reinvestment of distributions	1,344,051	13,351,361	2,276,659	22,832,751
Shares reacquired	(392,896,188)	(3,903,226,574)	(560,204,231)	(5,619,560,382)
Decrease	(262,146,917)	$(2,602,207,895)	(173,195,430)	$(1,737,095,871)

Class F3 Shares
Shares sold	70,299,034	$700,771,290	55,335,031	$555,091,222
Reinvestment of distributions	250,119	2,479,125	187,823	1,883,599
Shares reacquired	(33,665,462)	(334,399,110)	(83,732,448)	(840,043,714)
Increase (decrease)	36,883,691	$368,851,305	(28,209,594)	$(283,068,893)

Class I Shares
Shares sold	280,911,088	$2,786,681,027	89,869,984	$901,322,863
Reinvestment of distributions	721,039	7,141,350	576,492	5,780,417
Shares reacquired	(116,043,380)	(1,150,357,965)	(87,241,085)	(875,020,183)
Increase	165,588,747	$1,643,464,412	3,205,391	$32,083,097

Class R5 Shares
Shares sold	202	$2,019	1,247	$12,497
Reinvestment of distributions	125	1,249	356	3,572
Shares reacquired	(48,826)	(485,079)	(20,468)	(205,335)
Decrease	(48,499)	$(481,811)	(18,865)	$(189,266)

Class R6 Shares
Shares sold	860,891	$8,560,965	4,542,848	$45,564,511
Reinvestment of distributions	34,454	341,971	42,859	429,776
Shares reacquired	(1,829,564)	(18,215,660)	(2,364,440)	(23,723,592)
Increase (decrease)	(934,219)	$(9,312,724)	2,221,267	$22,270,695

*	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted.

Investment Trust – Main Book

(Lord Abbett Convertible Fund, Lord Abbett Core Fixed Income Fund, Lord Abbett Core Plus Bond Fund, Lord Abbett Corporate Bond Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, Lord Abbett Inflation Focused Fund, Lord Abbett Short Duration Core Bond Fund, Lord Abbett Short Duration Income Fund, Lord Abbett Total Return Fund, and Lord Abbett Ultra Short Bond Fund)

Approval of Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). The Board approved the Agreement at a meeting held on November 11-12, 2021 (the “November Meeting”) and again at a meeting held on January 26-27, 2022 (the “January Meeting”) in order to reset the date for consideration of future approvals. In connection with its approval at the November and January Meetings, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (for each Fund other than Corporate Bond Fund, Income Fund, and Inflation Focused Fund); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. At the January Meeting, the Board also considered Lord Abbett’s representation that there were no material changes to Lord Abbett, the Distributor, the Fund, or to the nature, extent, and quality of the services provided to the Fund by Lord Abbett and the Distributor since the November Meeting.

Approval of Advisory Contract (continued)

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2021. As to Convertible Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-five-, and ten-year periods. As to Core Fixed Income Fund, Income Fund and Total Return Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period and below the median for the three-, five-, and ten-year periods. As to Floating Rate Fund the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period, below the median for the three- and five-year periods and equal to the median for the ten-year period. As to Core Plus Bond Fund the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, and five-year periods. As to Corporate Bond Fund the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period and below the median for the three-year period. As to Short Duration Core Bond Fund and Ultra Short Bond Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one- and three-year periods. As to High Yield Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, five-, and ten-year periods, but below the median of the performance peer group for the three-year period. As to Short Duration Income Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, five-, and ten-year periods. As to Inflation Focused Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and five-year periods and below the median of the performance peer group for the three- and ten-year periods. The Board observed that the Fund outperformed its benchmarks for the one-, three-, five-, and ten-year periods. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Approval of Advisory Contract (continued)

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to Convertible Fund, the Board observed that the net total expense ratio of the Fund was above the median of the expense peer group. As to each other Fund, the Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by, and expense level of, each Fund were reasonable in light of all of the factors it considered and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule, noting one or more contractual breakpoints in the level of management fee for each Fund other than Ultra Short Bond Fund, and, with respect to Core Plus Bond Fund, Corporate Bond Fund, and Short Duration Core Bond Fund, the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Approval of Advisory Contract (concluded)

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review each Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that each Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for each Fund’s Program. At the May 17-18, 2022 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2021 through March 31, 2022. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in each Fund may be subject.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust

Lord Abbett Convertible Fund

Lord Abbett Core Fixed Income Fund

Lord Abbett Core Plus Bond Fund

Lord Abbett Corporate Bond Fund

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Inflation Focused Fund

Lord Abbett Short Duration Core Bond Fund

Lord Abbett Short Duration Income Fund

Lord Abbett Total Return Fund

Lord Abbett Ultra Short Bond Fund

LAIT-3 (07/22)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Multi-Asset Balanced Opportunity Fund

Multi-Asset Income Fund

For the six-month period ended May 31, 2022

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Portfolio Allocation

Schedules of Investments:

7	Multi-Asset Balanced Opportunity Fund

9	Multi-Asset Income Fund

11	Statements of Assets and Liabilities

13	Statements of Operations

14	Statements of Changes in Net Assets

16	Financial Highlights

24	Notes to Financial Statements

44	Supplemental Information to Shareholders

Lord Abbett Investment Trust

Lord Abbett Multi-Asset Balanced Opportunity Fund
and Lord Abbett Multi-Asset Income Fund
Semiannual Report

For the six-month period ended May 31, 2022

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended May 31, 2022. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Trustee, President, and Chief Executive Officer

1

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 through May 31, 2022).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/21 – 5/31/22” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Multi-Asset Balanced Opportunity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/21	5/31/22	12/1/21 - 5/31/22
Class A
Actual	$1,000.00	$906.40	$2.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.44	$2.52
Class C
Actual	$1,000.00	$903.90	$5.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.29
Class F
Actual	$1,000.00	$907.00	$1.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.19	$1.77
Class F3
Actual	$1,000.00	$908.70	$0.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.08	$0.86
Class I
Actual	$1,000.00	$907.50	$1.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.68	$1.26
Class P
Actual	$1,000.00	$905.80	$3.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.44	$3.53
Class R2
Actual	$1,000.00	$905.20	$4.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.69	$4.28
Class R3
Actual	$1,000.00	$905.90	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.19	$3.78
Class R4
Actual	$1,000.00	$906.40	$2.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.44	$2.52
Class R5
Actual	$1,000.00	$908.40	$1.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.68	$1.26
Class R6
Actual	$1,000.00	$907.90	$0.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.08	$0.86

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.50% for Class A, 1.25% for Class C, 0.35% for Class F, 0.17% for Class F3, 0.25% for Class I, 0.70% for Class P, 0.85% for Class R2, 0.75% for Class R3, 0.50% for Class R4, 0.25% for Class R5 and 0.17% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Balanced Opportunity Fund invests.

3

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2022

Underlying Fund Name	%*
Lord Abbett Investment Trust-Convertible Fund-Class I	4.89%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	3.46%
Lord Abbett Securities Trust-Durable Growth Fund-Class I	8.83%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	4.35%
Lord Abbett Investment Trust-Floating Rate Fund-Class I	4.81%
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I	20.74%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	6.20%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	6.61%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	4.17%
Lord Abbett Investment Trust-High Yield Fund-Class I	11.85%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	5.30%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.09%
Lord Abbett Securities Trust-International Value Fund-Class I	9.22%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	1.24%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	0.13%
Lord Abbett Ultra Short Bond Fund-Class I	4.08%
Repurchase Agreements	0.03%
Total	100.00%

*	Represents percent of total investments.

4

Multi-Asset Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/21	5/31/22	12/1/21 - 5/31/22
Class A
Actual	$1,000.00	$919.30	$2.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.49	$2.47
Class C
Actual	$1,000.00	$915.40	$5.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.75	$6.24
Class F
Actual	$1,000.00	$919.90	$1.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.24	$1.72
Class F3
Actual	$1,000.00	$920.70	$0.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.03	$0.91
Class I
Actual	$1,000.00	$919.90	$1.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.73	$1.21
Class R2
Actual	$1,000.00	$917.30	$4.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.74	$4.23
Class R3
Actual	$1,000.00	$918.10	$3.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.24	$3.73
Class R4
Actual	$1,000.00	$919.30	$2.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.49	$2.47
Class R5
Actual	$1,000.00	$919.90	$1.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.78	$1.16
Class R6
Actual	$1,000.00	$920.10	$0.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.03	$0.91

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.49% for Class A, 1.24% for Class C, 0.34% for Class F, 0.18% for Class F3, 0.24% for Class I, 0.84% for Class R2, 0.74% for Class R3, 0.49% for Class R4, 0.23% for Class R5 and 0.18% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Income Fund invests.

5

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2022

Underlying Fund Name	%*
Lord Abbett Investment Trust-Convertible Fund-Class I	4.61%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	15.10%
Lord Abbett Securities Trust-Durable Growth Fund-Class I	6.93%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	4.68%
Lord Abbett Investment Trust-Floating Rate Fund-Class I	7.54%
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I	13.58%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	3.71%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	4.25%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	2.57%
Lord Abbett Investment Trust-High Yield Fund-Class I	13.06%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	8.85%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.31%
Lord Abbett Securities Trust-International Value Fund-Class I	8.20%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	0.63%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	0.09%
Lord Abbett Ultra Short Bond Fund-Class I	1.71%
Repurchase Agreements	0.18%
Total	100.00%

*	Represents percent of total investments.

6

Schedule of Investments (unaudited)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.66%

INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.66%
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	8,553,693	$113,165,355
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	8,023,734	79,916,386
Lord Abbett Securities Trust-Durable Growth Fund-Class I*(e)	12,631,194	204,246,408
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(f)	23,961,984	100,640,334
Lord Abbett Investment Trust-Floating Rate Fund-Class I(g)	13,803,347	111,254,980
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I(h)	32,666,322	479,541,612
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(i)	11,083,792	143,424,275
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(e)	5,057,256	152,779,706
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(e)	4,170,307	96,500,909
Lord Abbett Investment Trust-High Yield Fund-Class I(j)	40,921,598	274,174,705
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(k)	10,009,265	122,613,499
Lord Abbett Securities Trust-International Equity Fund-Class I(h)	7,014,790	94,629,524
Lord Abbett Securities Trust-International Value Fund-Class I(l)	28,133,669	213,253,208
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(m)	913,704	28,662,885
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(n)	727,728	2,889,079
Lord Abbett Investment Trust-Ultra Short Bond Fund(o)	9,573,079	94,390,558
Total Investments in Underlying Funds (cost 2,533,220,980)		2,312,083,423

	Principal Amount
SHORT-TERM INVESTMENTS 0.04%

REPURCHASE AGREEMENTS 0.04%
Repurchase Agreement dated 5/31/2022, 0.10% due 6/1/2022 with Fixed Income Clearing Corp. collateralized by $535,000 of U.S. Treasury Inflation Indexed Bond at 1.75% due 1/15/2028; value: $808,092; proceeds: $792,209 (cost $792,207)	$792,207	792,207
Total Investments in Securities 99.70% (cost $2,534,013,187)		2,312,875,630
Other Assets and Liabilities – Net(p) 0.30%		7,045,015
Net Assets 100.00%		$2,319,920,645

*	Non-income producing security.
(a)	Affiliated issuers (See Note 11).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2022

(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek a high level of current income.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(j)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(k)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(l)	Fund investment objective is to seek a high level of total return.
(m)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(n)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(o)	Fund investment objective is to seek current income consistent with the preservation of capital.
(p)	Other Assets and Liabilities – Net include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at May 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2022	2,447	Long	$293,615,797	$292,301,797	$(1,314,000)
U.S. Ultra Treasury Bond	September 2022	618	Long	98,198,749	96,253,500	(1,945,249)
Total Unrealized Depreciation on Open Futures Contracts						$(3,259,249)

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$2,312,083,423	$–	$–	$2,312,083,423
Short-Term Investments
Repurchase Agreements	–	792,207	–	792,207
Total	$2,312,083,423	$792,207	$–	$2,312,875,630

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(3,259,249)	–	–	(3,259,249)
Total	$(3,259,249)	$–	$–	$(3,259,249)

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)

MULTI-ASSET INCOME FUND May 31, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.54%

INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.54%
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	3,892,088	$51,492,324
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	16,943,444	168,756,701
Lord Abbett Securities Trust-Durable Growth Fund-Class I*(e)	4,793,604	77,512,569
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(f)	12,450,517	52,292,171
Lord Abbett Investment Trust-Floating Rate Fund-Class I(g)	10,458,300	84,293,902
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I(h)	10,339,103	151,778,031
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(i)	3,205,601	41,480,473
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(e)	1,574,072	47,552,724
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(e)	1,240,166	28,697,439
Lord Abbett Investment Trust-High Yield Fund-Class I(j)	21,783,318	145,948,228
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(k)	8,083,727	99,025,653
Lord Abbett Securities Trust-International Equity Fund-Class I(h)	3,569,775	48,156,270
Lord Abbett Securities Trust-International Value Fund-Class I(l)	12,095,603	91,684,668
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(m)	223,765	7,019,512
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(n)	257,628	1,022,784
Lord Abbett Investment Trust-Ultra Short Bond Fund(o)	1,940,325	19,131,605
Total Investments in Underlying Funds (cost 1,211,715,485)		1,115,845,054

	Principal Amount
SHORT-TERM INVESTMENTS 0.18%

REPURCHASE AGREEMENTS 0.18%
Repurchase Agreement dated 5/31/2022, 0.10% due 6/1/2022 with Fixed Income Clearing Corp. collateralized by $2,322,400 of U.S. Treasury Note at 0.50% due 10/31/2027; value: $2,060,113; proceeds: $2,019,700 (cost $2,019,694)	$2,019,694	2,019,694
Total Investments in Securities 99.72% (cost $1,213,735,179)		1,117,864,748
Other Assets and Liabilities – Net(p) 0.28%		3,176,187
Net Assets 100.00%		$1,121,040,935

*	Non-income producing security.
(a)	Affiliated issuers (See Note 11).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET INCOME FUND May 31, 2022

(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek a high level of current income.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(j)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(k)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(l)	Fund investment objective is to seek a high level of total return.
(m)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(n)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(o)	Fund investment objective is to seek current income consistent with the preservation of capital.
(p)	Other Assets and Liabilities – Net include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at May 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2022	1,186	Long	$142,308,269	$141,671,406	$(636,863)
U.S. Ultra Treasury Bond	September 2022	299	Long	47,510,398	46,569,250	(941,148)
Total Unrealized Depreciation on Open Futures Contracts						$(1,578,011)

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$1,115,845,054	$–	$–	$1,115,845,054
Short-Term Investments
Repurchase Agreements	–	2,019,694	–	2,019,694
Total	$1,115,845,054	$2,019,694	$–	$1,117,864,748

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(1,578,011)	–	–	(1,578,011)
Total	$(1,578,011)	$–	$–	$(1,578,011)

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

10	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

May 31, 2022

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund
ASSETS:
Investments in securities, at cost	$792,207	$2,019,694
Investments in Underlying Funds, at cost	2,533,220,980	1,211,715,485
Investments in securities, at fair value	$792,207	$2,019,694
Investments in Underlying Funds, at value	2,312,083,423	1,115,845,054
Deposits with brokers for futures collateral	8,176,900	3,959,700
Deposit with brokers for swaps collateral	860,000	940,000
Receivables:
Investments in Underlying Funds sold	71,344,210	33,593,518
Premiums for OTC written options sold	4,999,440	2,462,411
Interest and dividends	3,080,708	2,063,322
Capital shares sold	1,355,251	1,128,210
Prepaid expenses and other assets	85,156	82,618
Total assets	2,402,777,295	1,162,094,527
LIABILITIES:
Payables:
Investments in Underlying Funds purchased	72,820,017	35,635,820
Premiums for options purchased	4,367,075	2,150,947
Capital shares reacquired	2,378,251	1,627,778
Variation margin for futures contracts	1,611,600	797,058
12b-1 distribution plan	439,062	288,427
Trustees’ fees	405,200	182,394
Management fee	194,526	94,267
Fund administration	77,812	37,709
Foreign currency overdraft (cost $0 and $394, respectively)	202	545
Accrued expenses	562,905	238,647
Total liabilities	82,856,650	41,053,592
Commitments and contingent liabilities
NET ASSETS	$2,319,920,645	$1,121,040,935
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,516,233,046	$1,231,579,692
Total distributable earnings (loss)	(196,312,401)	(110,538,757)
Net Assets	$2,319,920,645	$1,121,040,935

See Notes to Financial Statements.	11

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2022

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund

Net assets by class:
Class A Shares	$1,978,441,946	$783,062,736
Class C Shares	$170,058,137	$133,470,960
Class F Shares	$40,645,850	$86,494,319
Class F3 Shares	$44,204	$567,934
Class I Shares	$62,686,497	$96,650,001
Class P Shares	$401,162	$–
Class R2 Shares	$632,991	$140,679
Class R3 Shares	$43,045,654	$16,937,957
Class R4 Shares	$13,111,325	$2,667,580
Class R5 Shares	$210,556	$48,538
Class R6 Shares	$10,642,323	$1,000,231
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	184,323,160	51,089,522
Class C Shares	15,985,477	8,554,871
Class F Shares	3,786,917	5,642,992
Class F3 Shares	4,101	37,202
Class I Shares	5,840,301	6,348,287
Class P Shares	37,604	–
Class R2 Shares	57,240	8,897
Class R3 Shares	4,019,363	1,104,963
Class R4 Shares	1,221,411	174,050
Class R5 Shares	19,570	3,186
Class R6 Shares	988,608	65,522
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$10.73	$15.33
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$10.98	$15.68
Class C Shares-Net asset value	$10.64	$15.60
Class F Shares-Net asset value	$10.73	$15.33
Class F3 Shares-Net asset value	$10.78	$15.27
Class I Shares-Net asset value	$10.73	$15.22
Class P Shares-Net asset value	$10.67	$ –
Class R2 Shares-Net asset value	$11.06	$15.81
Class R3 Shares-Net asset value	$10.71	$15.33
Class R4 Shares-Net asset value	$10.73	$15.33
Class R5 Shares-Net asset value	$10.76	$15.23
Class R6 Shares-Net asset value	$10.76	$15.27

12	See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2022

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund
Investment income:
Dividends	$25,346,330	$14,973,340
Interest and other	11,797	5,738
Total investment income	25,358,127	14,979,078
Expenses:
Management fee	1,250,956	602,772
12b-1 distribution plan–Class A	2,650,850	1,023,307
12b-1 distribution plan–Class C	981,971	819,187
12b-1 distribution plan–Class F	33,185	74,234
12b-1 distribution plan–Class P	1,255	–
12b-1 distribution plan–Class R2	1,970	414
12b-1 distribution plan–Class R3	114,058	47,187
12b-1 distribution plan–Class R4	17,051	3,461
Shareholder servicing	1,136,562	438,243
Fund administration	500,383	241,109
Registration	138,301	88,793
Reports to shareholders	73,469	33,901
Professional	28,300	21,381
Trustees’ fees	28,115	13,823
Custody	18,081	5,964
Other	17,149	11,108
Gross expenses	6,991,656	3,424,884
Expense reductions (See Note 9)	(1,894)	(916)
Fees waived and expenses reimbursed (See Note 3)	(18,081)	(5,964)
Net expenses	6,971,681	3,418,004
Net investment income	18,386,446	11,561,074
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	46,797,440	17,629,745
Net realized gain (loss) on Investment in Underlying Funds	35,253,511	3,571,071
Net realized gain (loss) on investments	10,333,036	5,089,406
Net realized gain (loss) on futures contracts	13,787,735	6,588,589
Net realized gain (loss) on forward foreign currency exchange contracts	(70,216)	(34,584)
Net realized gain (loss) on OTC written options	(5,176,073)	(2,549,409)
Net realized gain (loss) on swap contracts	(7,317,668)	(3,604,086)
Net realized gain (loss) on foreign currency related transactions	19,742	9,739
Net change in unrealized appreciation/depreciation in Underlying Funds	(352,356,654)	(137,946,048)
Net change in unrealized appreciation/depreciation on futures contracts	(5,112,510)	(2,449,889)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	42,442	20,905
Net realized and unrealized gain (loss)	(263,799,215)	(113,674,561)
Net Decrease in Net Assets Resulting From Operations	$(245,412,769)	$(102,113,487)

See Notes to Financial Statements.	13

Statements of Changes in Net Assets

	Multi-Asset Balanced Opportunity Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2022 (unaudited)	For the Year Ended November 30, 2021
Operations:
Net investment income	$18,386,446	$40,633,922
Capital gain distributions received from Underlying Funds	46,797,440	254,567,055
Net realized gain (loss) on investments in Underlying Funds	35,253,511	248,232,403
Net realized gain (loss) on investments	10,333,036	(61,773,106)
Net realized gain (loss) on futures contracts, forward foreign currency exchange contracts, OTC written options, swaps and foreign currency related transactions	1,243,520	(10,373,514)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	(352,356,654)	(169,067,489)
Net change in unrealized appreciation/depreciation on investments	–	46,274,383
Net change in unrealized appreciation/depreciation on futures contracts, forward foreign currency exchange contracts, OTC written options, swaps and translation of assets and liabilities denominated in foreign currencies	(5,070,068)	(29,436,996)
Net increase (decrease) in net assets resulting from operations	(245,412,769)	319,056,658
Distributions to shareholders:
Class A	(358,415,145)	(124,302,535)
Class C	(34,327,040)	(12,860,442)
Class F	(13,056,536)	(4,341,328)
Class F3	(9,049)	(7,409)
Class I	(6,665,299)	(2,331,007)
Class P	(128,487)	(42,190)
Class R2	(104,569)	(32,515)
Class R3	(7,594,760)	(2,655,325)
Class R4	(2,246,018)	(814,103)
Class R5	(29,358)	(10,816)
Class R6	(1,897,380)	(665,262)
Total distributions to shareholders	(424,473,641)	(148,062,932)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	143,816,626	278,728,776
Reinvestment of distributions	415,034,183	143,736,619
Cost of shares reacquired	(290,078,816)	(396,771,892)
Net increase (decrease) in net assets resulting from capital share transactions	268,771,993	25,693,503
Net increase (decrease) in net assets	(401,114,417)	196,687,229
NET ASSETS:
Beginning of period	$2,721,035,062	$2,524,347,833
End of period	$2,319,920,645	$2,721,035,062

14	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Multi-Asset Income Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2022 (unaudited)	For the Year Ended November 30, 2021
Operations:
Net investment income	$11,561,074	$21,911,275
Capital gain distributions received from Underlying Funds	17,629,745	84,875,690
Net realized gain (loss) on investments in Underlying Funds	3,571,071	94,294,119
Net realized gain (loss) on investments	5,089,406	(26,159,384)
Net realized gain (loss) on futures contracts, forward foreign currency exchange contracts, OTC written options, swaps and foreign currency related transactions	410,249	(8,032,820)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	(137,946,048)	(63,099,650)
Net change in unrealized appreciation/depreciation on investments	–	19,980,930
Net change in unrealized appreciation/depreciation on futures contracts, forward foreign currency exchange contracts, OTC written options, swaps and translation of assets and liabilities denominated in foreign currencies	(2,428,984)	(12,290,223)
Net increase (decrease) in net assets resulting from operations	(102,113,487)	111,479,937
Distributions to shareholders:
Class A	(35,374,829)	(28,277,347)
Class C	(6,827,174)	(6,337,598)
Class F	(7,159,388)	(6,415,992)
Class F3	(67,200)	(75,006)
Class I	(1,817,866)	(1,426,865)
Class P	–	–
Class R2	(5,436)	(4,068)
Class R3	(817,222)	(650,165)
Class R4	(113,025)	(113,809)
Class R5	(2,262)	(1,907)
Class R6	(45,764)	(42,452)
Total distributions to shareholders	(52,230,166)	(43,345,209)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	133,200,468	187,643,881
Reinvestment of distributions	48,538,588	40,142,084
Cost of shares reacquired	(192,809,837)	(221,884,544)
Net increase (decrease) in net assets resulting from capital share transactions	(11,070,781)	5,901,421
Net increase (decrease) in net assets	(165,414,434)	74,036,149
NET ASSETS:
Beginning of period	$1,286,455,369	$1,212,419,220
End of period	$1,121,040,935	$1,286,455,369

See Notes to Financial Statements.	15

Financial Highlights (unaudited)

MULTI-ASSET BALANCED OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2022(d)	$14.01	$0.09	$(1.18)	$(1.09)	$(0.78)	$(1.41)	$(2.19)
11/30/2021	13.15	0.22	1.42	1.64	(0.51)	(0.27)	(0.78)
11/30/2020	11.60	0.21	1.66	1.87	(0.18)	(0.14)	(0.32)
11/30/2019	11.28	0.24	0.80	1.04	(0.38)	(0.34)	(0.72)
11/30/2018	12.19	0.25	(0.50)	(0.25)	(0.42)	(0.24)	(0.66)
11/30/2017	11.23	0.33	0.97	1.30	(0.34)	–	(0.34)
Class C
5/31/2022(d)	13.90	0.05	(1.16)	(1.11)	(0.74)	(1.41)	(2.15)
11/30/2021	13.06	0.11	1.41	1.52	(0.41)	(0.27)	(0.68)
11/30/2020	11.53	0.12	1.65	1.77	(0.10)	(0.14)	(0.24)
11/30/2019	11.22	0.16	0.79	0.95	(0.30)	(0.34)	(0.64)
11/30/2018	12.12	0.16	(0.49)	(0.33)	(0.33)	(0.24)	(0.57)
11/30/2017	11.16	0.24	0.97	1.21	(0.25)	–	(0.25)
Class F
5/31/2022(d)	14.01	0.10	(1.18)	(1.08)	(0.79)	(1.41)	(2.20)
11/30/2021	13.15	0.24	1.42	1.66	(0.53)	(0.27)	(0.80)
11/30/2020	11.60	0.23	1.66	1.89	(0.20)	(0.14)	(0.34)
11/30/2019	11.28	0.26	0.80	1.06	(0.40)	(0.34)	(0.74)
11/30/2018	12.18	0.27	(0.49)	(0.22)	(0.44)	(0.24)	(0.68)
11/30/2017	11.22	0.36	0.96	1.32	(0.36)	–	(0.36)
Class F3
5/31/2022(d)	14.05	0.11	(1.17)	(1.06)	(0.80)	(1.41)	(2.21)
11/30/2021	13.18	0.17	1.52	1.69	(0.55)	(0.27)	(0.82)
11/30/2020	11.62	0.26	1.65	1.91	(0.21)	(0.14)	(0.35)
11/30/2019	11.29	0.27	0.81	1.08	(0.41)	(0.34)	(0.75)
11/30/2018	12.19	0.28	(0.49)	(0.21)	(0.45)	(0.24)	(0.69)
4/4/2017 to 11/30/2017(g)	11.62	0.21	0.56	0.77	(0.20)	–	(0.20)
Class I
5/31/2022(d)	14.00	0.10	(1.16)	(1.06)	(0.80)	(1.41)	(2.21)
11/30/2021	13.15	0.25	1.41	1.66	(0.54)	(0.27)	(0.81)
11/30/2020	11.60	0.24	1.66	1.90	(0.21)	(0.14)	(0.35)
11/30/2019	11.28	0.28	0.79	1.07	(0.41)	(0.34)	(0.75)
11/30/2018	12.19	0.28	(0.50)	(0.22)	(0.45)	(0.24)	(0.69)
11/30/2017	11.22	0.45	0.89	1.34	(0.37)	–	(0.37)
Class P
5/31/2022(d)	13.93	0.08	(1.16)	(1.08)	(0.77)	(1.41)	(2.18)
11/30/2021	13.08	0.19	1.41	1.60	(0.48)	(0.27)	(0.75)
11/30/2020	11.55	0.19	1.64	1.83	(0.16)	(0.14)	(0.30)
11/30/2019	11.23	0.21	0.81	1.02	(0.36)	(0.34)	(0.70)
11/30/2018	12.14	0.22	(0.49)	(0.27)	(0.40)	(0.24)	(0.64)
11/30/2017	11.18	0.31	0.97	1.28	(0.32)	–	(0.32)

16	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.73	(9.36	)(e)	0.50	(f)	0.50	(f)	1.52	(f)	$1,978,442	30	(e)
14.01	12.89		0.49		0.49		1.56		2,293,947	47
13.15	17.09		0.52		0.52		1.81		2,087,948	60
11.60	10.19		0.52		0.52		2.15		1,974,100	25
11.28	(2.18)		0.51		0.51		2.12		1,214,155	31
12.19	11.73		0.50		0.51		2.82		1,398,075	47

10.64	(9.61	)(e)	1.25	(f)	1.25	(f)	0.79	(f)	170,058	30	(e)
13.90	12.01		1.24		1.24		0.78		223,713	47
13.06	16.17		1.27		1.27		1.03		254,523	60
11.53	9.35		1.27		1.27		1.41		337,420	25
11.22	(2.85)		1.26		1.26		1.35		223,823	31
12.12	10.96		1.24		1.26		2.08		318,697	47

10.73	(9.30	)(e)	0.35	(f)	0.35	(f)	1.74	(f)	40,646	30	(e)
14.01	13.06		0.34		0.34		1.73		84,162	47
13.15	17.26		0.37		0.37		1.97		70,406	60
11.60	10.35		0.37		0.37		2.31		73,256	25
11.28	(1.95)		0.36		0.36		2.27		46,998	31
12.18	11.91		0.35		0.36		2.84		63,871	47

10.78	(9.13	)(e)	0.17	(f)	0.17	(f)	1.90	(f)	44	30	(e)
14.05	13.25		0.17		0.17		1.18		58	47
13.18	17.47		0.18		0.18		2.23		75	60
11.62	10.56		0.19		0.19		2.40		47	25
11.29	(1.83)		0.22		0.22		2.38		10	31
12.19	6.72	(e)	0.21	(f)	0.21	(f)	2.68	(f)	11	47

10.73	(9.25	)(e)	0.25	(f)	0.25	(f)	1.72	(f)	62,686	30	(e)
14.00	13.26		0.24		0.24		1.81		41,327	47
13.15	17.29		0.27		0.27		2.08		37,220	60
11.60	10.45		0.26		0.26		2.47		29,487	25
11.28	(1.93)		0.26		0.26		2.38		14,440	31
12.19	12.10		0.24		0.26		3.81		17,835	47

10.67	(9.42	)(e)	0.70	(f)	0.70	(f)	1.45	(f)	401	30	(e)
13.93	12.72		0.69		0.69		1.37		820	47
13.08	16.86		0.72		0.72		1.61		725	60
11.55	9.93		0.72		0.72		1.93		588	25
11.23	(2.38)		0.71		0.71		1.85		512	31
12.14	11.56		0.70		0.71		2.65		664	47

See Notes to Financial Statements.	17

Financial Highlights (unaudited)(concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2022(d)	$14.36	$0.07	$(1.20)	$(1.13)	$(0.76)	$(1.41)	$(2.17)
11/30/2021	13.46	0.18	1.45	1.63	(0.46)	(0.27)	(0.73)
11/30/2020	11.87	0.17	1.70	1.87	(0.14)	(0.14)	(0.28)
11/30/2019	11.52	0.20	0.83	1.03	(0.34)	(0.34)	(0.68)
11/30/2018	12.43	0.22	(0.51)	(0.29)	(0.38)	(0.24)	(0.62)
11/30/2017	11.44	0.29	0.99	1.28	(0.29)	–	(0.29)
Class R3
5/31/2022(d)	13.98	0.07	(1.16)	(1.09)	(0.77)	(1.41)	(2.18)
11/30/2021	13.12	0.18	1.42	1.60	(0.47)	(0.27)	(0.74)
11/30/2020	11.58	0.18	1.65	1.83	(0.15)	(0.14)	(0.29)
11/30/2019	11.26	0.21	0.80	1.01	(0.35)	(0.34)	(0.69)
11/30/2018	12.16	0.22	(0.49)	(0.27)	(0.39)	(0.24)	(0.63)
11/30/2017	11.20	0.31	0.96	1.27	(0.31)	–	(0.31)
Class R4
5/31/2022(d)	14.01	0.09	(1.18)	(1.09)	(0.78)	(1.41)	(2.19)
11/30/2021	13.15	0.21	1.43	1.64	(0.51)	(0.27)	(0.78)
11/30/2020	11.60	0.21	1.66	1.87	(0.18)	(0.14)	(0.32)
11/30/2019	11.29	0.24	0.79	1.03	(0.38)	(0.34)	(0.72)
11/30/2018	12.19	0.24	(0.48)	(0.24)	(0.42)	(0.24)	(0.66)
11/30/2017	11.23	0.32	0.98	1.30	(0.34)	–	(0.34)
Class R5
5/31/2022(d)	14.03	0.10	(1.16)	(1.06)	(0.80)	(1.41)	(2.21)
11/30/2021	13.17	0.25	1.42	1.67	(0.54)	(0.27)	(0.81)
11/30/2020	11.62	0.20	1.70	1.90	(0.21)	(0.14)	(0.35)
11/30/2019	11.30	0.27	0.80	1.07	(0.41)	(0.34)	(0.75)
11/30/2018	12.20	0.29	(0.50)	(0.21)	(0.45)	(0.24)	(0.69)
11/30/2017	11.24	0.33	1.00	1.33	(0.37)	–	(0.37)
Class R6
5/31/2022(d)	14.04	0.11	(1.18)	(1.07)	(0.80)	(1.41)	(2.21)
11/30/2021	13.17	0.26	1.43	1.69	(0.55)	(0.27)	(0.82)
11/30/2020	11.61	0.24	1.67	1.91	(0.21)	(0.14)	(0.35)
11/30/2019	11.29	0.30	0.77	1.07	(0.41)	(0.34)	(0.75)
11/30/2018	12.19	0.24	(0.45)	(0.21)	(0.45)	(0.24)	(0.69)
11/30/2017	11.22	0.33	1.01	1.34	(0.37)	–	(0.37)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on April 4, 2017.

18	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.06	(9.48	)(e)	0.85	(f)	0.85	(f)	1.16	(f)	$633	30	(e)
14.36	12.55		0.84		0.84		1.23		686	47
13.46	16.58		0.87		0.87		1.44		594	60
11.87	9.85		0.87		0.87		1.77		837	25
11.52	(2.49)		0.86		0.86		1.83		360	31
12.43	11.37		0.85		0.86		2.44		465	47

10.71	(9.41	)(e)	0.75	(f)	0.75	(f)	1.27	(f)	43,046	30	(e)
13.98	12.62		0.74		0.74		1.30		49,825	47
13.12	16.74		0.77		0.77		1.56		48,308	60
11.58	9.94		0.76		0.76		1.91		52,554	25
11.26	(2.34)		0.76		0.76		1.84		27,258	31
12.16	11.49		0.73		0.74		2.63		33,772	47

10.73	(9.36	)(e)	0.50	(f)	0.50	(f)	1.51	(f)	13,111	30	(e)
14.01	12.88		0.49		0.49		1.54		14,343	47
13.15	17.09		0.52		0.52		1.79		13,893	60
11.60	10.19		0.52		0.52		2.12		12,167	25
11.29	(2.17)		0.51		0.51		2.07		4,971	31
12.19	11.77		0.49		0.49		2.73		2,474	47

10.76	(9.16	)(e)	0.25	(f)	0.25	(f)	1.81	(f)	211	30	(e)
14.03	13.15		0.24		0.24		1.78		186	47
13.17	17.34		0.28		0.28		1.79		178	60
11.62	10.44		0.27		0.27		2.38		204	25
11.30	(1.85)		0.26		0.26		2.45		121	31
12.20	11.99		0.24		0.25		2.77		102	47

10.76	(9.21	)(e)	0.17	(f)	0.17	(f)	1.85	(f)	10,642	30	(e)
14.04	13.26		0.17		0.17		1.88		11,969	47
13.17	17.48		0.19		0.19		2.13		10,480	60
11.61	10.47		0.19		0.19		2.61		15,985	25
11.29	(1.83)		0.18		0.18		2.01		5,451	31
12.19	12.13		0.18		0.18		2.77		5,587	47

See Notes to Financial Statements.	19

Financial Highlights (unaudited)

MULTI-ASSET INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(b)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
5/31/2022(d)	$17.39	$0.16	$(1.51)	$(1.35)	$(0.71)	$15.33
11/30/2021	16.47	0.32	1.21	1.53	(0.61)	17.39
11/30/2020	15.02	0.33	1.43	1.76	(0.31)	16.47
11/30/2019	14.34	0.40	0.78	1.18	(0.50)	15.02
11/30/2018	15.08	0.36	(0.62)	(0.26)	(0.48)	14.34
11/30/2017	14.14	0.48	0.93	1.41	(0.47)	15.08
Class C
5/31/2022(d)	17.68	0.10	(1.53)	(1.43)	(0.65)	15.60
11/30/2021	16.74	0.18	1.23	1.41	(0.47)	17.68
11/30/2020	15.25	0.22	1.47	1.69	(0.20)	16.74
11/30/2019	14.55	0.30	0.79	1.09	(0.39)	15.25
11/30/2018	15.29	0.26	(0.63)	(0.37)	(0.37)	14.55
11/30/2017	14.34	0.38	0.93	1.31	(0.36)	15.29
Class F
5/31/2022(d)	17.39	0.18	(1.52)	(1.34)	(0.72)	15.33
11/30/2021	16.47	0.34	1.22	1.56	(0.64)	17.39
11/30/2020	15.02	0.35	1.43	1.78	(0.33)	16.47
11/30/2019	14.34	0.42	0.78	1.20	(0.52)	15.02
11/30/2018	15.08	0.38	(0.62)	(0.24)	(0.50)	14.34
11/30/2017	14.14	0.50	0.93	1.43	(0.49)	15.08
Class F3
5/31/2022(d)	17.32	0.20	(1.52)	(1.32)	(0.73)	15.27
11/30/2021	16.40	0.37	1.21	1.58	(0.66)	17.32
11/30/2020	14.95	0.39	1.40	1.79	(0.34)	16.40
11/30/2019	14.27	0.44	0.78	1.22	(0.54)	14.95
11/30/2018	15.00	0.40	(0.61)	(0.21)	(0.52)	14.27
4/4/2017 to 11/30/2017(g)	14.42	0.29	0.56	0.85	(0.27)	15.00
Class I
5/31/2022(d)	17.28	0.17	(1.50)	(1.33)	(0.73)	15.22
11/30/2021	16.37	0.36	1.20	1.56	(0.65)	17.28
11/30/2020	14.93	0.36	1.42	1.78	(0.34)	16.37
11/30/2019	14.26	0.44	0.77	1.21	(0.54)	14.93
11/30/2018	14.99	0.40	(0.61)	(0.21)	(0.52)	14.26
11/30/2017	14.07	0.54	0.89	1.43	(0.51)	14.99
Class R2
5/31/2022(d)	17.92	0.14	(1.56)	(1.42)	(0.69)	15.81
11/30/2021	16.95	0.26	1.25	1.51	(0.54)	17.92
11/30/2020	15.44	0.29	1.47	1.76	(0.25)	16.95
11/30/2019	14.73	0.35	0.81	1.16	(0.45)	15.44
11/30/2018	15.47	0.32	(0.63)	(0.31)	(0.43)	14.73
11/30/2017	14.50	0.45	0.94	1.39	(0.42)	15.47

20	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)						Supplemental Data:

Total return(c) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(8.07	)(e)	0.49	(f)	0.49	(f)	1.99	(f)	$783,063	24	(e)
9.43		0.48		0.49		1.81		855,806	40
12.33		0.50		0.50		2.19		745,462	75
8.50		0.50		0.50		2.74		678,178	27
(1.79)		0.50		0.50		2.43		716,679	41
10.15		0.48		0.49		3.30		799,727	55

(8.46	)(e)	1.24	(f)	1.24	(f)	1.26	(f)	133,471	24	(e)
8.66		1.23		1.24		1.03		188,842	40
11.46		1.25		1.25		1.44		240,404	75
7.70		1.25		1.25		2.00		340,786	27
(2.51)		1.25		1.25		1.69		410,332	41
9.25		1.23		1.24		2.57		518,727	55

(8.01	)(e)	0.34	(f)	0.34	(f)	2.18	(f)	86,494	24	(e)
9.59		0.33		0.34		1.95		176,727	40
12.49		0.35		0.35		2.35		165,707	75
8.66		0.35		0.35		2.91		200,060	27
(1.64)		0.35		0.35		2.57		227,804	41
10.32		0.33		0.34		3.39		259,296	55

(7.93	)(e)	0.18	(f)	0.18	(f)	2.41	(f)	568	24	(e)
9.76		0.17		0.18		2.11		1,735	40
12.68		0.18		0.18		2.61		2,013	75
8.83		0.19		0.19		3.01		3,527	27
(1.47)		0.18		0.18		2.70		4,077	41
5.96	(e)	0.18	(f)	0.18	(f)	2.99	(f)	3,519	55

(8.01	)(e)	0.24	(f)	0.24	(f)	2.17	(f)	96,650	24	(e)
9.70		0.23		0.24		2.05		37,860	40
12.61		0.25		0.25		2.45		35,613	75
8.75		0.25		0.25		3.03		43,319	27
(1.48)		0.25		0.25		2.70		54,171	41
10.34		0.22		0.23		3.70		56,927	55

(8.27	)(e)	0.84	(f)	0.84	(f)	1.64	(f)	141	24	(e)
9.06		0.83		0.83		1.46		140	40
11.97		0.85		0.85		1.87		124	75
8.10		0.85		0.85		2.36		138	27
(2.09)		0.84		0.84		2.08		122	41
9.70		0.83		0.84		3.02		118	55

See Notes to Financial Statements.	21

Financial Highlights (unaudited)(concluded)

MULTI-ASSET INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(b)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R3
5/31/2022(d)	$17.39	$0.14	$(1.51)	$(1.37)	$(0.69)	$15.33
11/30/2021	16.47	0.27	1.21	1.48	(0.56)	17.39
11/30/2020	15.02	0.29	1.43	1.72	(0.27)	16.47
11/30/2019	14.34	0.35	0.80	1.15	(0.47)	15.02
11/30/2018	15.08	0.33	(0.63)	(0.30)	(0.44)	14.34
11/30/2017	14.14	0.44	0.94	1.38	(0.44)	15.08
Class R4
5/31/2022(d)	17.39	0.16	(1.51)	(1.35)	(0.71)	15.33
11/30/2021	16.47	0.31	1.22	1.53	(0.61)	17.39
11/30/2020	15.02	0.33	1.43	1.76	(0.31)	16.47
11/30/2019	14.34	0.38	0.80	1.18	(0.50)	15.02
11/30/2018	15.08	0.34	(0.60)	(0.26)	(0.48)	14.34
11/30/2017	14.15	0.40	1.01	1.41	(0.48)	15.08
Class R5
5/31/2022(d)	17.28	0.18	(1.50)	(1.32)	(0.73)	15.23
11/30/2021	16.38	0.36	1.19	1.55	(0.65)	17.28
11/30/2020	14.93	0.36	1.43	1.79	(0.34)	16.38
11/30/2019	14.26	0.42	0.79	1.21	(0.54)	14.93
11/30/2018	14.99	0.39	(0.60)	(0.21)	(0.52)	14.26
11/30/2017	14.07	0.48	0.95	1.43	(0.51)	14.99
Class R6
5/31/2022(d)	17.32	0.18	(1.50)	(1.32)	(0.73)	15.27
11/30/2021	16.40	0.37	1.21	1.58	(0.66)	17.32
11/30/2020	14.95	0.38	1.41	1.79	(0.34)	16.40
11/30/2019	14.27	0.44	0.78	1.22	(0.54)	14.95
11/30/2018	15.00	0.38	(0.59)	(0.21)	(0.52)	14.27
11/30/2017	14.06	0.44	1.01	1.45	(0.51)	15.00

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on April 4, 2017.

22	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)						Supplemental Data:

Total return(c) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(8.19	)(e)	0.74	(f)	0.74	(f)	1.75	(f)	$16,938	24	(e)
9.15		0.73		0.74		1.56		20,699	40
12.04		0.75		0.75		1.94		19,031	75
8.24		0.75		0.75		2.41		21,508	27
(2.03)		0.74		0.74		2.20		18,400	41
9.88		0.73		0.74		3.03		19,564	55

(8.07	)(e)	0.49	(f)	0.49	(f)	1.97	(f)	2,668	24	(e)
9.43		0.48		0.49		1.80		3,435	40
12.33		0.50		0.50		2.18		2,988	75
8.50		0.50		0.50		2.62		2,421	27
(1.77)		0.49		0.49		2.31		1,756	41
10.11		0.48		0.48		2.74		569	55

(8.01	)(e)	0.23	(f)	0.23	(f)	2.25	(f)	49	24	(e)
9.76		0.23		0.23		2.06		53	40
12.61		0.24		0.24		2.42		47	75
8.75		0.24		0.24		2.89		36	27
(1.55)		0.24		0.24		2.64		28	41
10.41		0.22		0.23		3.28		23	55

(7.99	)(e)	0.18	(f)	0.18	(f)	2.30	(f)	1,000	24	(e)
9.76		0.17		0.18		2.11		1,159	40
12.68		0.18		0.18		2.55		1,030	75
8.83		0.19		0.19		3.02		2,873	27
(1.47)		0.18		0.18		2.58		2,807	41
10.50		0.18		0.18		2.99		1,119	55

See Notes to Financial Statements.	23

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust consists of fourteen funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6

The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus.

Multi-Asset Balanced Opportunity Fund’s investment objective is to seek current income and capital growth. Multi-Asset Income Fund’s investment objective is to seek a high level of current income. The Funds invest principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

24

Notes to Financial Statements (continued)

Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income and capital gain distributions are recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2019 through November 30, 2021. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

25

Notes to Financial Statements (continued)

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swaps–Each Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

26

Notes to Financial Statements (continued)

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Options–Each Fund may purchase and write exchange- listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the

27

Notes to Financial Statements (continued)

proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Realized and Change in Unrealized gains and losses on purchased options are included in realized and change in unrealized gains and losses on investments.

(k)	Total Return Swaps–Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(l)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(m)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting

28

Notes to Financial Statements (continued)

entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2022 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at an annual rate of .10%.

For the six months ended May 31, 2022, the effective management fee, was based on each Fund’s average daily net assets at the following annualized rates:

Net Effective Management Fee
Multi-Asset Balanced Opportunity Fund	.10%
Multi-Asset Income Fund	.10%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Service Agreement in return for a fee at an annual rate of .04% of each Fund’s daily net assets. Lord Abbett voluntarily waived the following Funds’ administration fees during the six months ended May 31, 2022:

Fund	Fund Administration Fee
Multi-Asset Balanced Opportunity Fund	$18,081
Multi-Asset Income Fund	5,964

29

Notes to Financial Statements (continued)

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(1)	Class P	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2022:

	Distributor Commissions	Dealers’ Concessions
Multi-Asset Balanced Opportunity Fund	$92,647	$605,220
Multi-Asset Income Fund	33,328	212,812

Distributor received the following amount of CDSCs for the six months ended May 31, 2022.

	Class A	Class C
Multi-Asset Balanced Opportunity Fund	$17,002	$3,686
Multi-Asset Income Fund	12,324	$3,881

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid monthly for Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex- dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

30

Notes to Financial Statements (continued)

The tax character of distributions paid during the six months ended May 31, 2022 and fiscal year ended November 30, 2021 was as follows:

Multi-Asset Balanced Opportunity Fund
	Six Months Ended 5/31/22 (unaudited)	Year Ended 11/30/21
Distributions paid from:
Tax-exempt income	$–	$324,743
Ordinary income	152,772,364	93,819,030
Net long-term capital gains	271,701,277	53,919,159
Total distributions paid	$424,473,641	$148,062,932

Multi-Asset Income Fund
	Six Months Ended 5/31/22 (unaudited)	Year Ended 11/30/21
Distributions paid from:
Tax-exempt income	$–	$1,454,134
Ordinary income	52,230,166	41,891,075
Net long-term capital gains	–	–
Total distributions paid	$52,230,166	$43,345,209

As of May 31, 2022, the following funds had capital losses, which will carry forward indefinitely:

Multi-Asset Balanced Opportunity Fund	$6,383,073
Multi-Asset Income Fund	8,440,777

As of May 31, 2022, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund
Tax cost	$2,586,286,686	$1,242,920,680
Gross unrealized gain	20,812,331	9,906,494
Gross unrealized loss	(297,482,636)	(136,540,437)
Net unrealized security loss	$(276,670,305)	$(126,633,943)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2022 were as follows:

	Purchases	Sales
Multi-Asset Balanced Opportunity Fund	$747,306,190	$832,420,151
Multi-Asset Income Fund	288,147,340	321,244,002

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2022.

31

Notes to Financial Statements (continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Funds entered into forward foreign currency exchange contracts for the six months ended May 31, 2022 (as described in Note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Funds entered into domestic and foreign equity index futures and U.S. Treasury futures contracts for the six months ended May 31, 2022 (as described in Note 2(h)) to manage cash and economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Funds entered into options on indexes for the six months ended May 31, 2022 (as described in Note 2(j)) to obtain exposure to an issuer (the Reference Entity). The Funds’ use of swaptions and options involves the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and the Funds’ returns could be reduced as a result. The Funds’ risk of loss from counterparty credit risk is the notional value of the contract.

The Funds entered into total return swaps on indexes and foreign currencies for the six months ended May 31, 2022 (as described in Note 2(k)) to hedge credit risk. The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

The Funds may enter into credit default swaps (as described in Note 2(i)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swaps, there is minimal counterparty credit risk to the Funds since these credit default

32

Notes to Financial Statements (continued)

swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of May 31, 2022, the Funds had the following derivatives at fair value, grouped into risk categories that illustrate the Funds use of derivative instruments:

Multi-Asset Balanced Opportunity Fund
Asset Derivatives	Interest Rate Contracts
Liability Derivatives
Futures Contracts(1)	$3,259,249
Multi-Asset Income Fund
Asset Derivatives	Interest Rate Contracts
Liability Derivatives
Futures Contracts(1)	$1,578,011

(1)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin reported is within the Statements of Assets and Liabilities.

Transactions in derivative instruments for the six months ended May 31, 2022, were as follows:

		Multi-Asset Balanced Opportunity Fund
	Equity Contracts	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Index Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	–	$(70,216)	–
Futures Contracts(2)	$1,764,752	$3,733,795	–	$8,289,188
Purchased Options(3)	$7,153,934	–	$3,179,102	–
OTC Written Options(4)	$(2,011,168)	–	$(3,164,905)	–
Total Return Swap Contracts(5)	$(7,317,668)
Net Change in Unrealized Appreciation/Depreciation
Futures Contracts(6)	$(1,853,261)	$(3,259,249)	–	–
Average Number of Contracts/Notional Amounts*
Total Return Swap Contracts(7)	22,991,940	–	–	–
Futures Contracts(7)	897	438	–	228
Purchased Options(7)	9,954	–	110,576,802	–
OTC Written Options(7)	7,466	–	110,576,802	–

33

Notes to Financial Statements (continued)

Multi-Asset Income Fund
	Equity Contracts	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Index Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	–	$(34,584)	–
Futures Contracts(2)	$843,768	$1,808,991	–	$3,935,830
Purchased Options(3)	$3,523,580	–	$1,565,826	–
OTC Written Options(4)	$(990,575)	–	$(1,558,834)	–
Total Return Swap Contracts(5)	$(3,604,086)	–	–	–
Net Change in Unrealized Appreciation/Depreciation
Futures Contracts(6)	$(871,878)	$(1,578,011)	–	–
Average Number of Contracts/Notional Amounts*
Total Return Swap Contracts(7)	11,323,970	–	–	–
Futures Contracts(7)	434	212	–	108
Purchased Options(7)	4,903	–	54,463,201	–
OTC Written Options(7)	3,677	–	54,463,201	–

*	Calculated based on the number of contracts or notional amounts for the six months ended May 31, 2022.
(1)	Statements of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(2)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(3)	Statements of Operations location: Net realized gain (loss) on investments includes options purchased.
(4)	Statements of Operations location: Net realized gain (loss) on OTC written options.
(5)	Statements of Operations location: Net realized gain (loss) on swap contracts.
(6)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by a counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

	Multi-Asset Balanced Opportunity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$792,207	$–	$792,207
Total	$792,207	$–	$792,207

34

Notes to Financial Statements (continued)

	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$792,207	$–	$–	$(792,207)	$–
Total	$792,207	$–	$–	$(792,207)	$–

		Multi-Asset Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$2,019,694	$–	$2,019,694
Total	$2,019,694	$–	$2,019,694

	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$2,019,694	$–	$–	$(2,019,694)	$–
Total	$2,019,694	$–	$–	$(2,019,694)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of May 31, 2022.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

35

Notes to Financial Statements (continued)

For the six months ended May 31, 2022, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

11.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers during the six months ended May 31, 2022:

	Multi-Asset Balanced Opportunity Fund
Affiliated Issuer	Value at 11/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Appreciation (Depreciation)	Value at 5/31/2022	Shares as of 5/31/2022	Dividend Income
Lord Abbett Convertible Fund–Class I	$38,141,381	$96,895,151	$(11,475,515)	$6,897,754	(a)	$(12,135,121)	$113,165,355	8,553,693	$425,539
Lord Abbett Core Fixed Income Fund–Class I	87,721,578	1,839,290	(335,819)	289,414	(b)	(9,276,510)	79,916,386	8,023,734	917,723
Lord Abbett Durable Growth Fund–Class I	177,699,338	95,195,223	(26,902,727)	3,892,796		(45,638,222)	204,246,408	12,631,194	–
Lord Abbett Emerging Markets Bond Fund–Class I	119,016,869	2,561,164	(4,792,119)	(130,657)		(16,014,923)	100,640,334	23,961,984	2,561,164
Lord Abbett Floating Rate Loan Fund–Class I	11,472,224	109,369,094	(4,944,260)	(138,863)		(4,503,215)	111,254,980	13,803,347	1,501,461
Lord Abbett Focused Large Cap Value Fund–Class I	492,032,108	126,118,950	(144,693,164)	28,273,316		(22,189,598)	479,541,612	32,666,322	–
Lord Abbett Focused Small Cap Value Fund–Class I	13,971,351	250,000	(13,762,145)	767,690		(1,226,896)	–	–	–
Lord Abbett Fundamental Equity Fund–Class I	166,762,679	17,558,638	(40,027,008)	4,781,987		(5,652,021)	143,424,275	11,083,792	–
Lord Abbett Growth Leaders Fund–Class I	299,984,032	26,841,117	(83,003,305)	12,620,350		(103,662,488)	152,779,706	5,057,256	–
Lord Abbett Growth Opportunities Fund–Class I	158,387,442	20,825,462	(21,039,493)	21,178,690	(c)	(62,025,730)	96,500,909	4,170,307	–
Lord Abbett High Yield Fund–Class I	451,367,037	11,248,978	(146,227,230)	(14,860,429	)(d)	(26,749,535)	274,174,705	40,921,598	10,644,861
Lord Abbett Inflation Focused Fund–Class I	137,252,289	2,172,432	(14,644,580)	792,537		(2,959,179)	122,613,499	10,009,265	1,922,432
Lord Abbett International Equity Fund–Class I	106,067,394	12,621,520	–	10,844,989	(e)	(24,059,390)	94,629,524	7,014,790	1,601,531
Lord Abbett International Value Fund–Class I	210,076,641	4,412,434	–	–		(1,235,867)	213,253,208	28,133,669	4,187,434
Lord Abbett Mid-Cap Stock Fund–Class I	120,558,068	10,246,728	(92,892,318)	24,027,921	(f)	(24,234,503)	28,662,885	913,704	1,203,717

36

Notes to Financial Statements (continued)

					Multi-Asset Balanced Opportunity Fund
Affiliated Issuer	Value at 11/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Appreciation (Depreciation)	Value at 5/31/2022	Shares as of 5/31/2022	Dividend Income
Lord Abbett Short Duration Income Fund–Class I	$15,670,366	$33,907,221	$(46,141,420)	$(580,851)	$33,763	$2,889,079	727,728	$148,210
Lord Abbett Ultra Short Bond Fund–Class I	–	175,242,787	(80,320,373)	(199,006)	(332,850)	94,390,558	9,573,079	232,258
Lord Abbett Value Opportunities Fund–Class I	108,120,324	–	(101,219,268)	(16,406,687)	9,505,631	–	–	–
Total				$82,050,951	$(352,356,654)	$2,312,083,423		$25,346,330

(a)	Includes $5,158,295 of distributed capital gains.
(b)	Includes $321,567 of distributed capital gains.
(c)	Includes $20,825,462 of distributed capital gains.
(d)	Includes $604,116 of distributed capital gains.
(e)	Represents $10,844,989 of distributed capital gains.
(f)	Includes $9,043,011 of distributed capital gains.

							Multi-Asset Income Fund
Affiliated Issuer	Value at 11/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Appreciation (Depreciation)	Value at 5/31/2022	Shares as of 5/31/2022	Dividend Income
Lord Abbett Convertible Fund–Class I	$12,935,007	$46,010,438	$(3,965,304)	$2,138,215	(a)	$(3,894,311)	$51,492,324	3,892,088	$144,898
Lord Abbett Core Fixed Income Fund–Class I	164,060,863	24,405,550	–	681,194	(b)	(19,709,712)	168,756,701	16,943,444	1,939,913
Lord Abbett Durable Growth Fund–Class I	67,358,168	33,209,013	(9,534,615)	1,308,380		(14,828,377)	77,512,569	4,793,604	–
Lord Abbett Emerging Markets Bond Fund–Class I	62,761,365	1,339,923	(3,399,596)	(225,019)		(8,184,502)	52,292,171	12,450,517	1,339,923
Lord Abbett Floating Rate Loan Fund–Class I	38,184,802	53,535,485	(4,047,866)	52,351		(3,430,870)	84,293,902	10,458,300	1,309,989
Lord Abbett Focused Large Cap Value Fund–Class I	147,095,808	30,225,131	(27,440,721)	4,433,630		(2,535,817)	151,778,031	10,339,103	–
Lord Abbett Focused Small Cap Value Fund–Class I	5,353,035	–	(5,181,547)	325,375		(496,863)	–	–	–
Lord Abbett Fundamental Equity Fund–Class I	57,433,506	–	(15,930,330)	2,077,262		(2,099,965)	41,480,473	3,205,601	–
Lord Abbett Growth Leaders Fund–Class I	89,024,074	–	(15,249,233)	1,363,019		(27,585,136)	47,552,724	1,574,072	–

37

Notes to Financial Statements (continued)

							Multi-Asset Income Fund
Affiliated Issuer	Value at 11/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Appreciation (Depreciation)	Value at 5/31/2022	Shares as of 5/31/2022	Dividend Income
Lord Abbett Growth Opportunities Fund–Class I	$49,248,133	$6,532,246	$(7,860,184)	$6,899,186	(c)	$(19,589,696)	$28,697,439	1,240,166	$–
Lord Abbett High Yield Fund–Class I	232,287,718	5,874,971	(70,093,218)	(7,577,291	)(d)	(14,233,097)	145,948,228	21,783,318	5,564,115
Lord Abbett Inflation Focused Fund–Class I	107,147,185	1,503,381	(7,957,949)	233,344		(1,900,308)	99,025,653	8,083,727	1,503,381
Lord Abbett Intermediate Tax Free–Class I	21,821,309	–	(21,821,309)	547,678		(547,678)	–	–	3,088
Lord Abbett International Equity Fund–Class I	54,072,999	6,345,217	–	5,528,759	(e)	(12,261,946)	48,156,270	3,569,775	816,457
Lord Abbett International Value Fund–Class I	90,413,587	1,801,698	–	–		(530,617)	91,684,668	12,095,603	1,801,699
Lord Abbett Mid-Cap Stock Fund–Class I	37,452,060	3,223,664	(30,871,074)	9,170,006	(f)	(9,110,174)	7,019,512	223,765	378,694
Lord Abbett Short Duration Income Fund–Class I	13,086,250	15,586,961	(27,307,763)	(439,885)		97,221	1,022,784	257,628	95,554
Lord Abbett Ultra Short Bond Fund–Class I	–	58,553,293	(39,266,240)	(97,403)		(58,045)	19,131,605	1,940,325	75,629
Lord Abbett Value Opportunities Fund–Class I	33,581,195	–	(31,317,055)	(5,217,985)		2,953,845	–	–	–
Total				$21,200,816		$(137,946,048)	$1,115,845,054		$14,973,340

(a)	Includes $1,731,721 of distributed capital gains.
(b)	Represents $681,194 of distributed capital gains.
(c)	Includes $6,532,246 of distributed capital gains.
(d)	Includes $310,855 of distributed capital gains.
(e)	Represents $5,528,759 of distributed capital gains.
(f)	Includes $2,844,970 of distributed capital gains.

12.	Custodian and Accounting Agent

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and record keeping functions related to portfolio transactions and calculating each Fund’s NAV.

13.	INVESTMENT RISKS

The Funds invest principally in the Underlying Funds and, as a result, a Fund’s performance is directly related to the Underlying Fund’s performance. Each Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Fund’s particular allocation of assets among the Underlying Funds and the asset classes they

38

Notes to Financial Statements (continued)

represent. Consequently, a Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Fund invests in them. The value of the Underlying Funds’ investments and the NAVs of the shares of both the Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of the London Interbank Offered Rate (“LIBOR”), by the end of 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Funds or the LIBOR-based instruments in which the Funds invest cannot yet be determined. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior and/or subsequent to the end of 2023.

Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to an Underlying Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Underlying Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid due to such factors as interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, a particular industry or sector, or to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund’s assessment of market conditions or companies held in the Underlying Fund fails to produce the intended result, a Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Each Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility and subject to less government supervision, lack of transparency, or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. The cost of a Fund’s potential use of forward currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing. The Underlying Fund’s investments in emerging market companies generally are subject to more risks than investments in developed market companies.

39

Notes to Financial Statements (continued)

Because Multi-Asset Income Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with fixed income securities. Given Multi-Asset Balanced Opportunity Fund’s more balanced allocation among fixed income funds and equity funds, each will be affected by risks associated with both equity and fixed income investments.

Each Fund may invest in derivatives, either directly or through its Underlying Funds. Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, heightened counterparty risk, credit risk, and volatility. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing their investment strategies and achieving their investment objectives.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession.

The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in each Fund.

These factors, and others, can affect each Fund’s performance.

40

Notes to Financial Statements (continued)

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Multi-Asset Balanced Opportunity Fund		Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	8,186,345	$95,389,561	15,718,373	$219,093,643
Converted from Class C*	1,727,507	19,617,399	1,813,202	25,251,677
Reinvestment of distributions	29,272,247	351,717,707	9,172,348	121,436,320
Shares reacquired	(18,638,475)	(216,157,456)	(21,736,270)	(301,735,617)
Increase	20,547,624	$250,567,211	4,967,653	$64,046,023
Class C Shares
Shares sold	597,760	$6,893,311	1,591,251	$21,981,160
Reinvestment of distributions	2,868,393	34,202,720	980,150	12,783,991
Shares reacquired	(1,828,571)	(20,964,680)	(4,142,411)	(57,084,175)
Converted to Class A*	(1,743,813)	(19,617,399)	(1,827,445)	(25,251,677)
Increase (decrease)	(106,231)	$513,952	(3,398,455)	$(47,570,701)
Class F Shares
Shares sold	521,406	$6,040,566	1,588,190	$22,203,336
Reinvestment of distributions	1,071,124	12,874,344	321,440	4,264,437
Shares reacquired	(3,814,586)	(42,665,050)	(1,255,877)	(17,384,631)
Increase (decrease)	(2,222,056)	$(23,750,140)	653,753	$9,083,142
Class F3 Shares
Shares sold	–	$–	137,517	$1,887,594
Reinvestment of distributions	–	–	293	4,059
Shares reacquired	–	–	(139,369)	(1,964,324)
Decrease	–	$–	(1,559)	$(72,671)
Class I Shares
Shares sold	2,755,592	$30,295,453	267,686	$3,705,542
Reinvestment of distributions	435,606	5,231,039	104,562	1,379,207
Shares reacquired	(301,928)	(3,406,064)	(252,535)	(3,512,697)
Increase	2,889,270	$32,120,428	119,713	$1,572,052
Class P Shares
Shares sold	3,168	$36,652	4,640	$64,269
Reinvestment of distributions	10,753	128,486	3,207	42,190
Shares reacquired	(35,195)	(405,013)	(4,346)	(58,636)
Increase (decrease)	(21,274)	$(239,875)	3,501	$47,823
Class R2 Shares
Shares sold	1,506	$17,745	4,536	$65,309
Reinvestment of distributions	8,439	104,500	2,401	32,495
Shares reacquired	(482)	(5,580)	(3,292)	(46,418)
Increase	9,463	$116,665	3,645	$51,386

41

Notes to Financial Statements (continued)

		Six Months Ended May 31, 2022		Year Ended
Multi-Asset Balanced Opportunity Fund		(unaudited)		November 30, 2021
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	229,214	$2,641,425	442,079	$6,133,938
Reinvestment of distributions	633,368	7,594,760	201,349	2,654,458
Shares reacquired	(407,171)	(4,872,891)	(760,649)	(10,480,650)
Increase (decrease)	455,411	$5,363,294	(117,221)	$(1,692,254)
Class R4 Shares
Shares sold	112,102	$1,287,092	186,341	$2,581,625
Reinvestment of distributions	186,472	2,240,349	61,262	810,680
Shares reacquired	(101,061)	(1,164,968)	(280,367)	(3,908,608)
Increase (decrease)	197,513	$2,362,473	(32,764)	$(516,303)
Class R5 Shares
Shares sold	10,973	$125,226	1,014	$13,711
Reinvestment of distributions	2,438	29,359	813	10,816
Shares reacquired	(7,099)	(85,947)	(2,104)	(29,641)
Increase (decrease)	6,312	$68,638	(277)	$(5,114)
Class R6 Shares
Shares sold	90,273	$1,089,595	73,060	$998,649
Reinvestment of distributions	75,673	910,919	23,894	317,966
Shares reacquired	(29,954)	(351,167)	(40,122)	(566,495)
Increase	135,992	$1,649,347	56,832	$750,120

		Six Months Ended May 31, 2022		Year Ended
Multi-Asset Income Fund		(unaudited)		November 30, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,137,890	$51,080,775	7,457,828	$130,130,309
Converted from Class C*	1,837,695	29,363,835	2,175,517	37,996,319
Reinvestment of distributions	1,961,218	32,937,543	1,545,618	26,231,442
Shares reacquired	(5,065,846)	(81,583,477)	(7,219,942)	(125,560,967)
Increase	1,870,957	$31,798,676	3,959,021	$68,797,103
Class C Shares
Shares sold	286,574	$4,775,932	858,462	$15,189,649
Reinvestment of distributions	391,831	6,732,897	364,735	6,232,416
Shares reacquired	(995,740)	(16,370,322)	(2,768,395)	(48,922,317)
Converted to Class A*	(1,806,338)	(29,363,835)	(2,140,904)	(37,996,319)
Decrease	(2,123,673)	$(34,225,328)	(3,686,102)	$(65,496,571)
Class F Shares
Shares sold	511,866	$8,430,064	1,903,789	$33,202,909
Reinvestment of distributions	362,275	6,093,409	317,538	5,391,024
Shares reacquired	(5,396,168)	(84,570,773)	(2,118,074)	(36,836,058)
Increase (decrease)	(4,522,027)	$(70,047,300)	103,253	$1,757,875

42

Notes to Financial Statements (concluded)

Multi-Asset Income Fund		Six Months Ended May 31, 2022 (unaudited)		Year Ended November 30, 2021
Class F3 Shares	Shares	Amount	Shares	Amount
Reinvestment of distributions	3,996	$67,200	4,445	$75,006
Shares reacquired	(66,972)	(1,069,132)	(27,021)	(469,109)
Decrease	(62,976)	$(1,001,932)	(22,576)	$(394,103)
Class I Shares
Shares sold	4,372,830	$67,499,802	301,493	$5,206,794
Reinvestment of distributions	104,482	1,731,062	83,323	1,406,639
Shares reacquired	(320,254)	(5,056,158)	(368,965)	(6,366,664)
Increase	4,157,058	$64,174,706	15,851	$246,769
Class R2 Shares
Shares sold	793	$12,983	246	$4,388
Reinvestment of distributions	313	5,437	234	4,068
Shares reacquired	(3)	(34)	(5)	(92)
Increase	1,103	$18,386	475	$8,364
Class R3 Shares
Shares sold	60,420	$984,518	177,658	$3,100,204
Reinvestment of distributions	48,555	817,221	38,389	650,157
Shares reacquired	(194,314)	(3,136,063)	(181,132)	(3,117,936)
Increase (decrease)	(85,339)	$(1,334,324)	34,915	$632,425
Class R4 Shares
Shares sold	23,283	$378,809	42,548	$739,053
Reinvestment of distributions	6,734	113,025	6,706	113,809
Shares reacquired	(53,548)	(919,488)	(33,077)	(576,138)
Increase (decrease)	(23,531)	$(427,654)	16,177	$276,724
Class R5 Shares
Shares sold	38	$618	149	$2,592
Reinvestment of distributions	100	1,657	81	1,368
Shares reacquired	(9)	(138)	(19)	(335)
Increase	129	$2,137	211	$3,625
Class R6 Shares
Shares sold	2,312	$36,967	3,972	$67,983
Reinvestment of distributions	2,344	39,137	2,137	36,155
Shares reacquired	(6,065)	(104,252)	(1,979)	(34,928)
Increase (decrease)	(1,409)	$(28,148)	4,130	$69,210

*	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted.

43

Investments in Underlying Funds (unaudited)

The Funds invests in Underlying Funds managed by Lord Abbett. As of May 31, 2022, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Investment Trust-Convertible Fund-Class I	4.90%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	3.46%
Lord Abbett Securities Trust-Durable Growth Fund-Class I	8.84%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	4.35%
Lord Abbett Investment Trust-Floating Rate Fund-Class I	4.81%
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I	20.74%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	6.20%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	6.61%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	4.17%
Lord Abbett Investment Trust-High Yield Fund-Class I	11.86%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	5.30%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.09%
Lord Abbett Securities Trust-International Value Fund-Class I	9.22%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	1.24%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	0.13%
Lord Abbett Ultra Short Bond Fund-Class I	4.08%
Total	100.00%

Multi-Asset Income Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Investment Trust-Convertible Fund-Class I	4.62%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	15.12%
Lord Abbett Securities Trust-Durable Growth Fund-Class I	6.95%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	4.69%
Lord Abbett Investment Trust-Floating Rate Fund-Class I	7.55%
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I	13.60%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	3.72%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	4.26%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	2.57%
Lord Abbett Investment Trust-High Yield Fund-Class I	13.08%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	8.87%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.32%
Lord Abbett Securities Trust-International Value Fund-Class I	8.22%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	0.63%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	0.09%
Lord Abbett Ultra Short Bond Fund-Class I	1.71%
Total	100.00%

The Ten Largest Holdings and the Holdings by Sector or Credit Rating, as of May 31, 2022, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-PORT as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly availible a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most

44

Investments in Underlying Funds (unaudited)(continued)

recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Convertible Fund

Ten Largest Holdings	% of Investments
Canopy Growth Corp., 4.250%, 7/15/2023	4.88%
Chegg, Inc., Zero Coupon, 9/1/2026	4.05%
Palo Alto Networks, Inc., 0.375%, 6/1/2025	3.99%
Western Digital Corp., 1.500%, 2/1/2024	3.70%
Block, Inc., Zero Coupon, 5/1/2026	3.33%
Scorpio Tankers, Inc., 3.000%, 5/15/2025	2.93%
Enphase Energy, Inc., 3/1/2028	2.49%
Wayfair, Inc., 0.625%, 10/1/2025	2.45%
Broadcom, Inc., 8.000%, 9/30/2022	2.41%
Pioneer Natural Resources Co., 0.250%, 5/15/2025	2.38%

Holdings by Sector	% of Investments
Basic Material	2.00%
Communications	16.96%
Consumer Cyclical	9.40%
Consumer Non-Cyclical	28.73%
Energy	9.70%
Financials	0.92%
Industrials	6.65%
Technology	18.00%
Utilities	3.19%
Repurchase Agreements	4.45%
Total	100.00%

Core Fixed Income Fund

Ten Largest Holdings	% of Investments
Fannie Mae or Freddie Mac, 3.500%, TBA	5.63%
U.S. Treasury Note, 2.875%, 5/15/2032	4.98%
U.S. Treasury Note, 2.500%, 3/31/2027	4.69%
U.S. Treasury Note, 2.750%, 4/30/2027	4.59%
U.S. Treasury Bond, 2.375%, 2/15/2042	3.98%
U.S. Treasury Note, 2.500%, 5/31/2024	3.86%
U.S. Treasury Note, 2.750%, 5/15/2025	3.48%
Japan Treasury Discount Bill, 8/8/2022	2.70%
Fannie Mae or Freddie Mac, 3.000%, TBA	2.59%
U.S. Treasury Bond, 2.250%, 2/15/2052	1.84%

45

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector	% of Investments
Asset Backed Securities	13.98%
Basic Materials	1.04%
Communications	2.50%
Consumer, Cyclical	0.94%
Consumer, Non-cyclical	1.60%
Energy	3.37%
Financial	11.87%
Government	38.01%
Industrial	1.01%
Mortgage Securities	21.51%
Technology	1.45%
Utilities	2.37%
Repurchase Agreements	0.35%
Total	100.00%

Durable Growth Fund

Ten Largest Holdings	% of Investments
Microsoft Corp.	10.52%
Alphabet, Inc.	7.48%
Amazon.com, Inc.	6.75%
Apple, Inc.	4.63%
Tesla, Inc.	3.74%
NVIDIA Corp.	3.72%
Mastercard, Inc.	3.42%
Home Depot, Inc. (The)	2.46%
Eli Lilly & Co.	2.29%
SBA Communications Corp.	2.11%

Holdings by Sector	% of Investments
Communication Services	11.01%
Consumer Discretionary	18.50%
Consumer Staples	5.50%
Financials	1.99%
Health Care	11.22%
Industrials	7.88%
Information Technology	36.67%
Materials	3.71%
Real Estate	2.11%
Repurchase Agreements	1.41%
Total	100.00%

46

Investments in Underlying Funds (unaudited)(continued)

Emerging Markets Bond Fund

Ten Largest Holdings	% of Investments
Oman Government International Bond, 4.750%, 6/15/2026	2.07%
Republic of Egypt, 3.875%, 2/16/2026	1.67%
Republic of South Africa, 4.300%, 10/12/2028	1.57%
State of Qatar, 3.250%, 6/2/2026	1.40%
Petroleos Mexicanos, 6.700%, 2/16/2032	1.28%
Saudi International Bond, 3.450%, 2/2/2061	1.28%
Philippine Government International Bond, 2.650%, 12/10/2045	1.27%
Republic of Angola, 8.250%, 5/9/2028	1.14%
Republic of Nigeria, 6.500%, 11/28/2027	1.10%
Republic of Turkey, 4.250%, 4/14/2026	1.07%

Holdings by Sector	% of Investments
Basic Material	1.76%
Communications	0.67%
Consemer Non-Cyclical	2.02%
Energy	13.78%
Financials	5.13%
Foreign Government	63.80%
Industrial	1.26%
Technology	0.62%
Uitlities	3.75%
Repurchase Agreements	7.21%
Total	100.00%

Floating Rate Fund

Ten Largest Holdings	% of Investments
AAdvantage Loyalty IP Ltd., 5.813%, 4/20/2028	0.74%
Medline Borrower, LP, 4.310%, 10/23/2028	0.68%
ICON Luxembourg S.A.R.L., 3.313%, 7/3/2028	0.61%
Peraton Corp., 4.810%, 2/1/2028	0.53%
SPDR Blackstone Senior Loan ETF	0.53%
MH Sub I, LLC, 4.810%, 9/13/2024	0.51%
McAfee, LLC 2022 USD Term Loan B, TBD, 3/1/2029	0.51%
Gainwell Acquisition Corp., 5.006%, 10/1/2027	0.50%
Hudson River Trading LLC, 4.149%, 3/20/2028	0.51%
WP CityMD Bidco LLC, 3.750%, 12/22/2028	0.50%

47

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector	% of Investments
Aerospace	0.35%
Asset Backed Securities	0.87%
Basic Materials	1.64%
Communications	10.95%
Consumer Cyclical	0.27%
Consumer Non-Durables	15.63%
Consumer Non Cyclical	18.27%
Energy	5.95%
Financial	9.18%
Food/Tobacco	0.42%
Gaming/Leisure	0.29%
Housing	0.27%
Industrial	8.01%
Manufacturing	0.69%
Metals/Minerals	0.00%	*
Retail	0.18%
Service	0.51%
Technology	19.65%
Transportation	0.41%
Utilities	1.53%
Repurchase Agreements	4.93%
Total	100.00%
* Less than 0.01%

Focused Large Cap Value Fund

Ten Largest Holdings	% of Investments
Allstate Corp. (The)	4.31%
Raytheon Technologies Corp.	3.93%
Organon & Co.	3.92%
KKR & Co., Inc.	3.84%
Ameriprise Financial, Inc.	3.73%
NRG Energy, Inc.	3.66%
Wells Fargo & Co.	3.59%
Lockheed Martin Corp.	3.41%
Pfizer, Inc.	3.39%
CVS Health Corp.	3.39%

Holdings by Sector	% of Investments
Communication Services	5.33%
Consumer Discretionary	5.13%
Consumer Staples	4.77%
Energy	9.35%
Financials	21.29%
Health Care	19.38%
Industrials	12.37%
Information Technology	7.04%
Materials	9.10%
Utilities	3.66%
Repurchase Agreements	2.58%
Total	100.00%

48

Investments in Underlying Funds (unaudited)(continued)

Fundamental Equity Fund

Ten Largest Holdings	% of Investments
UnitedHealth Group, Inc.	4.30%
Pfizer, Inc.	2.94%
Procter & Gamble Co. (The)	2.72%
Organon & Co.	2.48%
Chesapeake Energy Corp.	2.41%
Raytheon Technologies Corp.	2.40%
Lockheed Martin Corp.	2.31%
Shell plc	2.30%
Pioneer Natural Resources Co.	2.18%
Comcast Corp.	2.18%

Holdings by Sector	% of Investments
Communication Services	5.16%
Consumer Discretionary	6.40%
Consumer Staples	5.42%
Energy	9.92%
Financials	19.67%
Health Care	15.57%
Industrials	12.05%
Information Technology	9.90%
Materials	6.23%
Real Estate	4.07%
Utilities	2.96%
Repurchase Agreements	2.65%
Total	100.00%

Growth Leaders Fund

Ten Largest Holdings	% of Investments
Microsoft Corp.	10.30%
Apple, Inc.	9.01%
Alphabet, Inc.	7.67%
Tesla, Inc.	4.52%
Mastercard, Inc.	2.79%
Cheniere Energy, Inc.	2.72%
NVIDIA Corp.	2.35%
Monolithic Power Systems, Inc.	2.27%
Amazon.com, Inc.	2.18%
Vertex Pharmaceuticals, Inc.	2.13%

Holdings by Sector	% of Investments
Communication Services	8.97%
Consumer Discretionary	14.30%
Consumer Staples	1.13%
Energy	2.72%
Financials	4.00%
Health Care	17.02%
Industrials	2.16%
Information Technology	46.02%
Materials	0.78%
Repurchase Agreements	2.90%
Total	100.00%

49

Investments in Underlying Funds (unaudited)(continued)

Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Cadence Design Systems, Inc.	3.49%
Palo Alto Networks, Inc.	3.14%
Amphenol Corp.	2.47%
SBA Communications Corp.	2.46%
Chipotle Mexican Grill, Inc.	2.35%
TransDigm Group, Inc.	2.13%
Jack Henry & Associates, Inc.	1.98%
Agilent Technologies, Inc.	1.96%
Lululemon Athletica, Inc.	1.95%
Vulcan Materials Co.	1.88%

Holdings by Sector	% of Investments
Communication Services	3.56%
Consumer Discretionary	12.96%
Consumer Staples	4.87%
Energy	0.32%
Financials	3.89%
Health Care	18.94%
Industrials	13.97%
Information Technology	32.34%
Materials	4.85%
Real Estate	2.46%
Repurchase Agreements	1.84%
Total	100.00%

High Yield Fund

Ten Largest Holdings	% of Investments
Occidental Petroleum Corp., 6.125%, 1/1/2031	1.01%
Sprint Capital Corp., 6.875%, 11/15/2028	1.01%
Mozart Debt Merger Sub, Inc., 3.875%, 4/1/2029	0.67%
Jazz Securities DAC, 4.375%, 1/15/2029	0.65%
Tenet Healthcare Corp., 4.375%, 1/15/2030	0.63%
HCA, Inc., 3.500%, 9/1/2030	0.63%
CHS/Community Health Systems, Inc., 4.750%, 2/15/2031	0.57%
Centene Corp., 4.625%, 12/15/2029	0.53%
FirstEnergy Corp., 7.375%, 11/15/2031	0.50%
Centennial Resource Production LLC, 5.375%, 1/15/2026	0.48%

50

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector	% of Investments
Asser-Backed Securities	3.34%
Automotive	0.63%
Basic Material	10.28%
Communications	5.12%
Consumer Cyclical	23.75%
Consumer Non-Cyclical	16.43%
Energy	14.79%
Financials	9.47%
Industrial	8.61%
Service	0.23%
Technology	3.19%
Transportation	0.41%
Utilities	3.75%
Total	100.00%

Inflation Focused Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2030	2.03%
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2032	1.95%
STAR Trust 2022-SFR3, 2.513%, 5/17/2024	0.77%
U.S. Treasury Inflation Indexed Bond, 0.125%, 2/15/2052	0.73%
CarMax Auto Owner Trust 2022-2, 2.810%, 5/15/2025	0.62%
Charter Communications Operating, LLC, 2.810%, 4/30/2025	0.59%
BDS Ltd. 2022 FL11, 2.664%, 3/19/2039	0.53%
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1, 1.849%, 1/15/2037	0.50%
U.S. Treasury Bond, 0.250%, 2/15/2050	0.50%
LoanCore Issuer Ltd. 2022-CRE7, 1.965%, 1/17/2037	0.50%

Holdings by Sector	% of Investments
Asset Backed Securities	20.67%
Basic Materials	3.36%
Communications	2.50%
Consumer Discretionary	0.10%
Consumer Cyclical	7.98%
Consumer Non-cyclical	3.85%
Energy	6.25%
Financial	20.77%
Government	1.15%
Industrial	1.83%
Mortgage-Backed Securities	25.67%
Technology	2.02%
Utilities	3.75%
Repurchase Agreements	0.10%
Total	100.00%

51

Investments in Underlying Funds (unaudited)(continued)

International Equity Fund

Ten Largest Holdings	% of Investments
Nestle SA	2.15%
Shell plc	2.01%
Novo Nordisk A/S	1.97%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.96%
BHP Group Ltd.	1.92%
AstraZeneca plc	1.85%
LVMH Moet Hennessy Louis Vuitton SE	1.84%
ASML Holding NV	1.76%
Toyota Motor Corp.	1.64%
UBS Group AG	1.43%

Holdings by Sector	% of Investments
Communication Services	5.20%
Consumer Discretionary	10.96%
Consumer Staples	8.38%
Energy	8.81%
Financials	20.13%
Health Care	10.25%
Industrials	12.20%
Information Technology	7.58%
Materials	8.48%
Real Estate	0.52%
Utilities	2.64%
Repurchase Agreements	4.85%
Total	100.00%

International Value Fund

Ten Largest Holdings	% of Investments
Shell plc	4.48%
Sanofi	3.08%
Orange SA	2.41%
BHP Group Ltd.	2.41%
UBS Group AG	2.26%
GlaxoSmithKline plc	2.25%
Novartis AG Registered Shares	2.15%
Standard Chartered plc	2.04%
Toyota Motor Corp.	2.03%
Pembina Pipeline Corp.	1.82%

Holdings by Sector	% of Investments
Communication Services	3.44%
Consumer Discretionary	7.69%
Consumer Staples	10.28%
Energy	9.84%
Financials	24.84%
Health Care	11.66%
Industrials	14.29%
Information Technology	2.66%
Materials	5.50%
Real Estate	3.04%

52

Investments in Underlying Funds (unaudited)(concluded)

Utilities	4.83%
Repurchase Agreements	1.93%
Total	100.00%

Mid Cap Stock Fund

Ten Largest Holdings	% of Investments
Organon & Co.	2.88%
Devon Energy Corp.	2.60%
Chesapeake Energy Corp.	2.33%
Euronet Worldwide, Inc.	2.08%
Valvoline, Inc.	2.02%
Ameriprise Financial, Inc.	2.00%
AmerisourceBergen Corp.	2.00%
Curtiss-Wright Corp.	1.90%
Allstate Corp. (The)	1.90%
NetApp, Inc.	1.85%

Holdings by Sector	% of Investments
Communication Services	1.23%
Consumer Discretionary	4.47%
Consumer Staples	4.36%
Energy	9.60%
Financials	17.87%
Health Care	10.66%
Industrials	17.71%
Information Technology	8.16%
Materials	8.44%
Real Estate	8.27%
Utilities	6.75%
Repurchase Agreements	2.48%
Total	100.00%

Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 2.500%, 4/30/2024	2.31%
U.S. Treasury Note, 2.500%, 5/31/2024	1.45%
U.S. Treasury Note, 2.750%, 5/15/2025	1.04%
MRA Issuance Trust 2021-4, 1.580%, 7/15/2022	0.71%
Comcast Hulu Holdings, LLC, 1.935%, 3/15/2024	0.46%
Charter Communications Operating, LLC, 2.810%, 4/30/2025	0.45%
Invitation Homes Operating Partnership LP, 1.928%, 1/31/2025	0.45%
Citigroup, Inc., 3.106%, 4/8/2026	0.42%
SMRT 2022-MINI, 1.782%, 1/15/2039	0.42%
General Motors Financial Co., Inc., 5.100%, 1/17/2024	0.36%

53

Holdings by Sector	% of Investments
Asset-Backed Securities	19.62%
Basic Materials	2.49%
Communications	2.04%
Consumer Discretionary	0.08%
Consumer Cyclical	6.94%
Consumer Non Cyclical	3.09%
Energy	4.83%
Financial	18.64%
Government	0.75%
Industrial	1.66%
Mortgage-Backed Securities	35.93%
Technology	1.74%
Utilities	2.11%
Repurchase Agreements	0.08%
Total	100.00%

Ultra Short Bond Fund

Ten Largest Holdings	% of Investments
U.S.Treasury Bill, Zero Coupon, 7/28/2022	3.09%
Delos Finance Sarl, 2018 Term Loan B, 2.76%%, 10/6/2023	1.23%
UBS AG, 2.361%, 8/15/2023	1.15%
NatWest Group plc, 3.875%, 9/12/2023	1.08%
Canadian Imperial Bank of Commerce, 1.319%, 3/17/2023	0.99%
Goldman Sachs Group, Inc., 2.255%, 2/23/2023	0.95%
Santander UK Group Holdings plc, 3.37.%, 1/5/2024	0.90%
Energy Transfer Partners, Zero Coupon, 6/1/2022	0.85%
American Tower Corporation 2021 First Lien Delayed Draw Term loan, 2.063%, 12/8/2023	0.85%
Verizon Master Trust 2022-1 A, 1.04%, 1/20/2027	0.83%

Holdings by Sector	% of Investments
Asset-Backed Securities	25.12%
Basic Materials	2.61%
Communications	1.48%
Consumer Cyclical	5.02%
Consumer Non Cyclical	4.51%
Energy	1.91%
Financial	37.38%
Government	3.14%
Healthcare	1.28%
Industrial	1.18%
Mortgage-Backed Securities	10.12%
Technology	1.20%
Utilities	4.49%
Repurchase Agreements	0.56%
Total	100.00%

54

Approval of Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). The Board approved the Agreement at a meeting held on November 11-12, 2021 (the “November Meeting”) and again at a meeting held on January 26-27, 2022 (the “January Meeting”) in order to reset the date for consideration of future approvals. In connection with its approval at the November and January Meetings, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds-of-funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. At the January Meeting, the Board also considered Lord Abbett’s representation that there were no material changes to Lord Abbett, the Distributor, the Fund, or to the nature, extent, and quality of the services provided to the Fund by Lord Abbett and the Distributor since the November Meeting.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

55

Approval of Advisory Contract (continued)

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2021. As to Multi-Asset Balanced Opportunity Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the ten-year period, but above the median of the performance peer group for the one, three-, and five-year periods. As to Multi-Asset Income Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three- five-, and ten-year periods. With respect to each Fund, the Board took into account actions taken by Lord Abbett to attempt to improve fund performance of other Lord Abbett Funds, which would benefit the Funds through their investments in those Funds. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each Fund, the Board observed that while the net total expense ratio of the Fund was above the median of the expense peer group, the Fund’s advisory fee (excluding underlying fund fees) was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by, and expense level of, each Fund were reasonable in light of all of the factors it considered and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related

56

Approval of Advisory Contract (concluded)

factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also considered that Lord Abbett accrues certain benefits from sponsoring funds that invest in other Lord Abbett Funds and the fees that Lord Abbett receives from the underlying Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

57

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review each Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that each Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for each Fund’s Program. At the May 17-18, 2022 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2021 through March 31, 2022. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in each Fund may be subject.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

58

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust Lord Abbett Multi-Asset Balanced Opportunity Fund Lord Abbett Multi-Asset Income Fund	LASAF-3 (07/22)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: July 27, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: July 27, 2022

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer

Date: July 27, 2022